As filed with the Securities and Exchange	Registration No. 333-28755
Commission on April 9, 2010	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 49	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]

(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on April 30, 2010 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contract
PART A

SUPPLEMENT Dated April 30, 2010
To The Prospectus Dated April 30, 2010 For

ING GoldenSelect Premium Plus

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Notice of Portfolio Reorganizations

Effective after the close of business on or about August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

These reorganizations will be administered pursuant to reorganization agreements, which have been approved by the boards of trustees of the Disappearing Portfolios. The reorganizations will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about August 20, 2010, resulting in a shareholder of a given
Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving
Portfolio. You may give us alternative allocation instructions at any time by contacting our
Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing
Portfolios as being available under the contract are deleted.

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING GOLDENSELECT PREMIUM PLUS

April 30, 2010


This prospectus describes ING GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the “Contract”) offered for sale by ING USA Annuity and Life Insurance Company (“ING USA,” the
“Company,” “we,” “us” or “our”) through Separate Account B (the “Separate Account”). The Contract was
available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified
Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”). We currently do not offer this Contract for sale to new purchasers.

The Contract provides a means for you to allocate your premium payments and premium credits in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and premium credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value less premium credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. Longer free look periods apply in some states and in certain situations. Your free look rights depend on the laws of the state in which you purchased the Contract.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 30, 2010, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800)
366-0066, or access the SEC’s website (http://www.sec.gov). When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-28755. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.


PremPlus - 155273


The investment portfolios currently available under your Contract are:


ING Investors Trust	ING Partners, Inc.
ING American Funds Asset Allocation Portfolio	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Bond Portfolio	ING Davis New York Venture Portfolio (Service Class)
ING American Funds Growth Portfolio	ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Templeton Foreign Equity Portfolio (Service Class)
ING American Funds International Portfolio	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING American Funds World Allocation Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING Artio Foreign Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING BlackRock Inflation Protected Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Variable Funds
ING DFA Global All Equity Portfolio (Class S)	ING Growth and Income Portfolio (Class S)
ING FMRSM Diversified Mid Cap Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Franklin Mutual Shares Portfolio (Class S)	ING BlackRock Science and Technology Opportunities
ING Franklin Templeton Founding Strategy Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING EURO STOXX 50® Index Portfolio (ADV Class)
ING Liquid Assets Portfolio (Class S)	ING FTSE 100 Index® Portfolio (ADV Class)
ING Marsico Growth Portfolio (Class S)	ING Hang Seng Index Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)	ING International Index Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	ING Japan TOPIX Index® Portfolio (ADV Class)
ING Morgan Stanley Global Franchise Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	ING RussellTM Large Cap Index Portfolio (Class S)
(Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING PIMCO High Yield Portfolio ( Class S)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING PIMCO Total Return Bond Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)	ING Small Company Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)	ING U. S. Bond Index Portfolio (Class S)
ING Retirement Conservative Portfolio (ADV Class)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Retirement Growth Portfolio (ADV Class)	Portfolio (Class S)
ING Retirement Moderate Growth Portfolio (ADV Class)
ING Retirement Moderate Portfolio (ADV Class)	ING Variable Products Trust
ING Templeton Global Growth Portfolio (Class S)	ING MidCap Opportunities Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)	ING Intermediate Bond Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Wells Fargo Health Care Portfolio (Class S)	BlackRock Variable Series Funds, Inc.
ING Wells Fargo Omega Growth Portfolio (Class S)	BlackRock Global Allocation V.I. Fund (Class III)


PremPlus - 155273



These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

PremPlus - 155273



TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	5
ING USA SEPARATE ACCOUNT B	6
ING USA ANNUITY AND LIFE INSURANCE COMPANY	6
THE TRUSTS AND FUNDS	8
CHARGES AND FEES	9
THE ANNUITY CONTRACT	17
LIVING BENEFIT RIDERS	24
WITHDRAWALS	50
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	53
DEATH BENEFIT CHOICES	58
THE ANNUITY OPTIONS	65
OTHER CONTRACT PROVISIONS	67
OTHER INFORMATION	71
FEDERAL TAX CONSIDERATIONS	72
STATEMENT OF ADDITIONAL INFORMATION	84
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Account II	C1
APPENDIX D – Fixed Interest Division	D1
APPENDIX E – Surrender Charge for Excess Withdrawals Example	E1
APPENDIX F – Special Funds and Excluded Funds Examples	F1
APPENDIX G – Examples of Minimum Guaranteed Income Benefit Calculation	G1
APPENDIX H – ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples	H1
APPENDIX I – Examples of Fixed Allocation Funds Automatic Rebalancing	I1
APPENDIX J – ING LifePay Plus and ING Joint LifePay Plus	J1
APPENDIX K – ING LifePay and ING Joint LifePay	K1
APPENDIX L – Minimum Guaranteed Withdrawal Benefit	L1
APPENDIX M – State Variations	M1


155273PremPlus -



155273PremPlus -


INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	5
Annual Ratchet	34
Annual Ratchet Enhanced Death Benefit	60
Annuitant	17
Annuity Start Date	17
Cash Surrender Value	23
Claim Date	58
Contract Date	17
Contract Owner	17
Contract Value	10
Contract Year	17
Covered Fund	9
Excluded Fund	9
Fixed Account	24
Fixed Interest Allocation	24
Fixed Interest Division	24
Free Withdrawal Amount	10
ING LifePay Plus Base	34
Market Value Adjustment	C2
Max 7 Enhanced Death Benefit	62
Net Investment Factor	5
Net Rate of Return	6
Premium Credit	21
Restricted Funds	8
Rider Date	25
7% Solution Death Benefit Element	62
Special Fund	9
Standard Death Benefit	59


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals


PremPlus - 155273


1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in this prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses[1]

Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8	9+
Since Premium Payment
Surrender Charge (as a	8%	8%	8%	8%	7%	6%	5%	3%	1%	0%
percentage of Premium
Payment withdrawn)

Transfer Charge	$25 per transfer, currently zero
Premium Tax[2]	0% to 3.5%
Overnight Charge3	$20

1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions.
This may increase or decrease your contract value and/or your transfer or surrender amount.
2 Any premium tax is deducted from the contract value.
3 You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Separate Account Annual Charges
Contract without any of the optional riders that may be available

Annual Contract Administrative Charge[1] $40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

	Standard	Annual Ratchet	Max 7
	Death	Enhanced Death	Enhanced Death
	Benefit	Benefit	Benefit
Mortality & Expense Risk Charge[2]	1.40%	1.70%	1.95%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[3]	1.55%	1.85%	2.10%

1 We deduct this charge on each contract anniversary and on surrender.

[2] Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available for the same charge. For
Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and
Expense Charge is 1.65%.


PremPlus - 155273


2

[3] These charges are as a percentage of average contract value in each subaccount. These annual charges are deducted daily.

The next tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charges noted above. In addition to the Earnings Multiplier
Benefit rider, you may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income
Benefit; ING LifePay Plus Minimum Guaranteed Withdrawal Benefit; and ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “Living
Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees –
Optional Rider Charges.”

Optional Rider Charges[1]

Earnings Multiplier Benefit rider:

As an Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
0.30% of contract value	0.30% of contract value

Minimum Guaranteed Income Benefit rider[2] :

As an Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[3] :

As an Annual Charge - Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
0.85% of the ING LifePay Plus Base	1.30% of the ING LifePay Plus Base

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[4] :

As an Annual Charge – Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
1.05% of the ING LifePay Plus Base	1.50% of the ING LifePay Plus Base

1 Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest
Allocations if there is insufficient contract value in the subaccounts).

2 For more information about how the MGIB Charge Base is determined, please see “Living Benefit Riders –
Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”

3 Effective May 1, 2009, the ING LifePay Plus rider is no longer available for purchase with the Contract. The
ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is
0.75% if this rider was purchased before January 12, 2009. The charge for this rider can increase upon the
Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. Before January 12, 2009, we reserved the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins.
For more information about the ING LifePay Plus Base and the Annual Ratchet, please see “Charges and Fees –
Optional Rider Charges – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus)
Rider Charge” and “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider – Annual Ratchet.”


PremPlus - 155273


3

4 Effective May 1, 2009, the ING Joint LifePay Plus rider is no longer available for purchase with the
Contract. The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge.
We promise not to increase the charge for your first five contract years. Before January 12, 2009, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime
Withdrawal Phase begins. For more information about the ING LifePay Plus Base and Annual Ratchet, please see “Charges and Fees – Optional Rider Charges – ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit (ING Joint LifePay Plus) Rider Charge” and “Living Benefit Riders – ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider – Annual Ratchet.”

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1,2] , and	0.54%	2.76%
other expenses):


1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or
Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.
These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Charges and Fees - Trust and Fund Expenses” for more information.

2 No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see
“Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Quarterly Ratchet Enhanced Death Benefit and the most expensive combination of riders possible: Earnings Multiplier Benefit and Minimum Guaranteed Income Benefit. The
Example also assumes that your investment has a 5% return each year, and assumes the maximum Trust or Fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1)	If you surrender or annuitize your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,445	$2,740	$3,943	$6,542
2)	If you do not surrender your contract:
	1 year	3 years	5 years	10 years
	$645	$1,940	$3,243	$6,542


PremPlus - 155273


4

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract
Provisions – Selling the Contract.”

Fees Deducted by the Funds
Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in
“Appendix A — Condensed Financial Information” – for the lowest and highest combination of asset-based charges.
The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1) We take the net asset value of the subaccount at the end of each business day.

2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.


PremPlus - 155273


5

3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

4) We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The financial statements of the Separate Account and ING USA can be found in the SAI. The financial statements of the Separate Account include information about all contracts offered through the Separate Account. The financial statements of ING USA should only be considered as bearing on the Company’s ability to meet its contractual obligations under the Contracts. ING USA’s financial statements do not bear on the future investment experience of the assets held in the Separate Account.

ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on
July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies.
Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate
Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account.
When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts, and will keep the Separate Account fully funded to cover such liabilities.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2,
1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the
District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the
Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance
Company.


PremPlus - 155273


6


Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING
Investment Management Co., portfolio managers of the ING Investors Trust and the investment managers of the
ING Variable Insurance Trust, ING Variable Products Trust and ING Variable Product Portfolios, respectively.

As part of a restructuring plan approved by the European Commission , ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S.
affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such

PremPlus - 155273


7


action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS


You will find information about the Trusts and Funds currently available under your Contract in Appendix
B — The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at (800) 366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “Retirement Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any
other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds
We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a
Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g.
premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds

PremPlus - 155273


8

has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted
Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds.
If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds
For purposes of determining death benefits and benefits under the living benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1) Covered Funds;

2) Special Funds; and

3) Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded
Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see “Death Benefit Choices – Death Benefit During the Accumulation Phase” and
Appendix F for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider.
Please see “Living Benefit Riders” for more information.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the
Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a
Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or


PremPlus - 155273


9

benefits provided. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our
Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value
We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract, or if you take a withdrawal in excess of the Free Withdrawal Amount, during the 9-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8	9+
Since Premium Payment
Surrender Charge (as a	8%	8%	8%	8%	7%	6%	5%	3%	1%	0%
percentage of Premium
Payment withdrawn)


Waiver of Surrender Charge for Extended Medical Care or Terminal Illness. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any premium credit added to your contract value within 1 year of the withdrawal, and we will not add any additional premium credit to any additional premium you pay on or after the date of any such waiver.

Free Withdrawal Amount. The Free Withdrawal Amount in any contract year is 10% of your contract value, including any premium credits, on the date of withdrawal less any withdrawals during that contract year.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax
Code. We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawal. In other words, if any single withdrawal or sum of withdrawals exceeds the Free Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that

PremPlus - 155273


10


the withdrawal is a regular withdrawal or a systematic withdrawal. Premium taxes may also apply. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest
Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed
Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See
Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in
Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence.
These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or in the case of a living benefit rider, the benefit base (e.g.,
MGIB Charge Base), if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is
$100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest
Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Charge. You may choose to have the $20 charge for overnight delivery deducted from the amount of withdrawal you would like sent to you by overnight delivery service.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the
Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses.
If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

	Annual Ratchet	Max 7
Standard	Enhanced	Enhanced
Death Benefit	Death Benefit	Death Benefit
Annual Charge	Annual Charge	Annual Charge
1.40%	1.70%	1.95%


PremPlus - 155273


11

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual
Ratchet Enhanced Death Benefit for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death
Benefit purchased before April 28, 2008, the Mortality and Expense Risk Charge is 1.65%.

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each subaccount.

Optional Rider Charges. Some features and benefits of the Contract are available by rider for an additional charge. Availability is subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for a rider. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the Earnings Multiplier Benefit rider works, including the conditions and limitations, please see “Death Benefit Choices – Death Benefit During the Accumulation Phase – Earnings
Multiplier Benefit Rider.” For more information about how each living benefit rider works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “Living Benefit
Riders.”

Earnings Multiplier Benefit Rider Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested.
If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest
Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date.
If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Death Benefit
Choices - Earnings Multiplier Benefit Rider.”

Minimum Guaranteed Income Benefit (MGIB) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the contract date
(contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we
deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the
Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.


PremPlus - 155273


12

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge.
Effective May 1, 2009, the ING LifePay Plus rider is no longer available for purchase with the Contract. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

This quarterly charge is a percentage of the ING LifePay Plus Base. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January
12, 2009, we reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we
deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the
Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

Please Note: For Contracts issued on and after August 20, 2007 through April 28, 2008 with the ING LifePay Plus rider, please see Appendix J for more information.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. Effective May 1, 2009, the ING Joint LifePay Plus rider is no longer available for purchase with the
Contract. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

This quarterly charge is a percentage of the ING LifePay Plus Base. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before
January 12, 2009, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon a Quarterly
Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit Rider.”


PremPlus - 155273


13


If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we
deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the
Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

Please Note: For Contracts issued on and after August 20, 2007 through April 28, 2008 with the ING Joint LifePay
Plus rider, please see Appendix J for more information.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

You should evaluate the expenses associated with the funds available through the Contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds.

The types of revenue received by the company from affiliated funds may include:· A share of the management fee deducted from fund assets;· Service fees that are deducted from fund assets;

· For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and

· Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment

PremPlus - 155273


14


adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2009, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

  BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2009, the affiliated funds would be at the top of the list.

PremPlus - 155273


15


In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.


Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the Contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”


PremPlus - 155273


16

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The
Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and
Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed
Account. If you have any questions concerning this Contract, contact your registered representative or call our
Customer Service Center at (800) 366-0066.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the annuitant. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary.
This will override any previous beneficiary designation. See “Joint Owner,” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The Earnings Multiplier Benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary,” below. Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January
12, 2009) or Max 7 Enhanced Death Benefit will cause that death benefit to end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the Earnings Multiplier Benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before
January 12, 2009) or Max 7 Enhanced Death Benefit, or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. On and


PremPlus - 155273


17

after May 1, 2009, a joint annuitant may also be designated. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect except as described below.

If the contract owner is an individual, and the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Please note that only the Standard Death Benefit is available on a Contract with joint annuitants.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the annuitant’s death for non-natural owners).

	Maximum New
Before Ownership Change	Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the
Annual Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Before January 12, 2009, the
Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit.


PremPlus - 155273


18


For Contracts issued before April 28, 2008, the maximum new owner issue age was 79 for continuation of both the
Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Otherwise, the death benefit after the ownership change will be the Standard Death Benefit, so long as the new owner is no older than 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or annuitant, the death benefit after the ownership change will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12,
2009) or Max 7 Enhanced Death Benefit.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue.
The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum
Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “Living
Benefit Riders – Minimum Guaranteed Income Benefit (the “MGIB rider”) Rider.” For more information with the
ING LifePay Plus rider, please see “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING LifePay Plus”) Rider.” And for more information with the ING Joint LifePay Plus rider, please see
“Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider.”

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an annuity option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your request.
The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application. Availability of an Enhanced Death Benefit option plus the MGIB rider is subject to the following limitations.


Maximum	Option	Additional Requirement
Issue Age
75	Annual Ratchet Enhanced Death Benefit	MGIB rider is available.
69	Max 7 Enhanced Death Benefit	MGIB rider is NOT available.

The maximum issue age applies to both the annuitant and contract owner at the time of application. The maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.


PremPlus - 155273


19


Before May 1, 2009, you could purchase a Contract with either the Max 7 Enhanced Death Benefit or Annual
Ratchet Death Benefit SO LONG AS both the annuitant and the contract owner are age 79 or younger at the time of application AND you purchased the ING LifePay Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Effective May 1, 2009, the ING LifePay Plus and
ING Joint LifePay Plus riders are no longer available for purchase with the Contract. Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death
Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the
Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must be $25,000 or more (previously, $10,000 ($5,000 for qualified Contracts)). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering an Enhanced Death Benefit
Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see “Taxation of Qualified
Contracts — Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus. If this contract is issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½.

Crediting of Premium Payments
We will process your initial premium within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-
interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

PremPlus - 155273


20

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and
Delivery Statement for your execution. Until our Customer Service Center receives the executed
Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment and premium credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the
Fixed Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets
Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium and premium credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest
Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Additional Credit to Premium
We will add a credit to your contract value based on each premium payment (“premium credit”). We will add the premium credit proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The premium credit is a minimum of 4% of the premium payment. We may increase the premium credit at our discretion. If we increase the premium credit we may reduce it also at our discretion, but we will not reduce it below the minimum premium credit of 4%, and we will give at least 30 days’ notice of any planned reduction.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.


PremPlus - 155273


21

In any of the following circumstances, we deduct a premium credit from the amount we pay to you or your beneficiary:

1) If you return your Contract within the free look period, we will deduct the premium credit from the refund amount;

2) If a death benefit becomes payable, we will deduct any premium credits added to your contract within
1 year prior to death; and

3) If we waive any surrender charge, we will deduct any premium credit added to your contract value within 1 year.

If we deduct a premium credit from any amount we pay to you, we will only deduct the full dollar amount of the premium credit. You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct.

Once we have waived any surrender charge, we will not add any additional premium credit to any additional premium you pay on or after the date of any such waiver.

While no specific charge is made for the premium credit, the surrender charges are higher and the surrender charge period longer than under our products not offering a premium credit. Also, the mortality and expense risk charge is higher than that charged under other products providing comparable features, but which have no premium credit. We may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the premium credit. In addition, there may be circumstances under which the contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the contract during the applicable free look period.
Upon a free look, we recapture the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit. Negative performance associated with the premium credit at any time will reduce the contract value more than if the premium credit had not been applied.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of
(i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments and premium credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added premium credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest


PremPlus - 155273


22

Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period. In such a case, the portion of your initial premium and added premium credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets Portfolio).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1) We take the contract value in the subaccount at the end of the preceding business day.

2) We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3) We add (1) and (2).

4) We add to (3) any additional premium payments and premium credits, and then add or subtract any transfers to or from that subaccount.

5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees
(including any rider charges) and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to
Fixed Interest Allocations and any Market Value Adjustment. See the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows:
we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charge incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets Portfolio) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract, compliance with regulatory requirements, and subject to SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. Subject to SEC approval, we reserve the right to: (i)


PremPlus - 155273


23

deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Fixed Interest Allocation (The Fixed Account or Fixed Interest Division)
The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed
Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. In the event the
Fixed Account is not available in your state, then the Fixed Interest Allocation is the Fixed Interest Division.
Accordingly, see Appendix D, instead for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The Offering Brochure for the Fixed Interest Division is also available by contacting our Customer Service Center.

State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract, so please see your
Contract, any endorsements and riders for the details.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for
information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service
Center may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

  The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income in annuitizing your Contract;
  The ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and
  The ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may only add one living benefit rider to your Contract.


PremPlus - 155273


24


We do, however, reserve the right to allow the purchase of more than one living benefit rider in the future. You should not purchase the ING LifePay Plus rider with multiple owners, unless the owners are spouses. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay and the premium credits during the first five contract years after you purchase the rider, the premium credits we add, the amount of contract value you allocate or transfer to Special
Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Purchase. The MGIB rider is no longer available for purchase rider, including purchase by owners of existing
Contracts. Previously, you must have been age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date to purchase the MGIB rider. Before April 28, 2008, the maximum age was 79. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must have been purchased on the contract date. Previously, the Company in its discretion could allow the purchase of this rider after the contract date. The MGIB rider is not available for purchase with the Max 7 Enhanced Death Benefit. There is a ten-year waiting period before you can annuitize under the MGIB rider.
Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the
Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The
Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase.
The MGIB rider automatically terminates if you:

  annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
  you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;
  the contract value is insufficient to pay the charge for the MGIB rider; or
  there is a change in contract ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Charge Base.
The MGIB Charge Base is the greater of (1) and (2) below, where:

1) Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b), and (c) where:


PremPlus - 155273


25

(a) is the MGIB Rollup Base for Covered Funds;

(b) is the MGIB Rollup Base for Special Funds (as defined below); and

(c) is the MGIB Rollup Base for Excluded Funds; and

2) Is the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds; and

(b) is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup
Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and
Special Funds, and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases”
and “Calculation of the MGIB Ratchet Bases” sections below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special
Funds and Excluded Funds. The following investment options are currently designated as Special Funds for purposes of calculating the MGIB Benefit Base:

· ING Liquid Assets Portfolio; and
· Fixed Interest Allocation.

Please note that the ProFunds VP Rising Rates Opportunity and ING Limited Maturity Bond portfolios are also
Special Funds, but closed to new allocations, effective April 30, 2007 and March 12, 2004, respectively.

No investment options are currently designated as Excluded Funds. Covered Funds are any investment options not designated as Special Funds or Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “The Trust and Funds — Covered Funds, Special Funds and Excluded Funds.”

For Contracts with the MGIB rider purchased before August 21, 2006 (subject to availability), the
ING VP Intermediate Bond Portfolio is designated as a Special Fund.

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date,
(subject to the terms and restrictions of the MGIB rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

For Contracts with the MGIB rider purchased on and after August 21, 2006 (subject to availability), there is an allocation requirement. If the contract value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the contract value allocated to the
Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed
Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your
Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1) receipt of additional premiums;

2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or


PremPlus - 155273


26

specifically directed by you; and 3) withdrawals from the Fixed Allocation Funds or Other Funds. Currently, the Accepted Funds are:


BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation


If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio


We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such investment portfolios after the date of the change.

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a
Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of contract value to the Fixed Allocation Funds will be considered a
Covered Fund while the rider is in effect.

All investment portfolios available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.


PremPlus - 155273


27

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment portfolio restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I –
Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the
MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of (1) and (2), where:

1) Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c)
where:

(a) is the MGIB Rollup Base for Covered Funds; and

(b) is the MGIB Rollup Base for Special Funds; and

(c) is the contract value allocated to Excluded Funds; and

2) Is the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and

(b) is the contract value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the contract value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded
Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums and premium credits adjusted pro-rata for withdrawals, subject to availability (300% otherwise and for Contracts with the MGIB rider purchased before August 21, 2006). This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB
Rollup Base is not allocated by fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums and premium credits allocated to
Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums and premium credits allocated to
Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect.
The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.


PremPlus - 155273


28

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums and premium credits allocated to
Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded
Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums and related premium credits added more than 5 years before the earliest
MGIB Date. This means that, generally, premiums must be paid and premium credits added within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums and related premium credits added after that are excluded from the MGIB Rollup Bases.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup
Base for each Fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal (including surrender charge and market value adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for
Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For
example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge and market value adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund category on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in the fund category. For example, if the contract value in Covered Funds is $1000 and the transfer from Covered Funds to Excluded Funds is $250, then the contract value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is
$1200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB
Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for
Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds on a pro-rata basis.
But the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The
MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:


PremPlus - 155273


29

1) on the rider date, eligible premiums plus premium credits or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special Funds.

2) on each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds
and Special Funds is set equal to the greater of:

(a) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

(b) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

3) at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding
MGIB Ratchet Base from the prior contract anniversary (the prior quarterly anniversary date for
Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to
Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and
MGIB rider charges. It is not included in the MGIB Ratchet Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, added more than 5 years before the earliest
MGIB Date. This means that, generally, premiums and related premium credits, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums and related premium credits, paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

Withdrawals reduce each MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the MGIB Ratchet
Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including surrender charges and market value adjustment). This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the
MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal
(including surrender charges and market value adjustment) reduces the contract value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the contract value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including surrender charges and market value adjustment), the MGIB
Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds, net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in Covered Funds and Special Funds. For example, if the contract value in Covered Funds and Special Funds is $1000 and a transfer from Covered Funds or Special Funds to
Excluded Funds is $250, then the contract value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1200, the MGIB Ratchet Base for Covered
Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In


PremPlus - 155273


30

addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for
Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the contract value in
Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB
Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds on a pro-rata basis.
But the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the contract value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded
Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary occurring at least 10 years after the date when you decide to exercise your right to annuitize under the MGIB rider.

MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1) your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2) your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

3) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the
MGIB income factors, we will adjust the MGIB Benefit Base for any premium credit deductions, surrender charge, premium tax recovery and market value adjustment (see Appendix C and the Fixed
Account II prospectus) that would otherwise apply at annuitization.

MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the contract value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more


PremPlus - 155273


31

conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see “Appendix G — Examples of Minimum Guaranteed Income Benefit Calculation.”

     MGIB Annuity Options. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of any contract anniversary that occurs at least ten years after the MGIB rider date. At your request, the Company may, at its discretion, extend the latest contract annuity start date without extending the MGIB Date.

The following are the MGIB annuity options available under the MGIB Rider:

1) Income for Life (single life or joint life with 100% Survivor) and 10-20 year fixed period.

2) Income for 20-30 year fixed period.

3) Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB
Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB rider. This option may only be exercised in the 30 day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit
Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB
Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values. This means the contract and MGIB rider values will be adjusted on a pro-rata basis. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases” above. Surrender charges will apply to amounts applied to partial annuitization.

Please note that if you elect partial annuitization, annuity payments received will be treated as withdrawals by us. Please consult your tax adviser before making this election, as the Tax Code is unclear on the taxation of partial annuitization.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization. In such a case, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit
Base is unaffected and continues to accumulate.

Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of the annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a


PremPlus - 155273


32

more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your
Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Important Note: We introduced the ING LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and January 12, 2009, subject to state approval where applicable. The form of the
ING LifePay Plus rider available to you depends on state availability. Effective May 1, 2009, the ING
LifePay Plus rider is no longer available to purchase with the Contract.

The below information pertains to the form of the ING LifePay Plus rider available for sale from April 28,
2008 through April 30, 2009 in states where approved. If this form of the ING LifePay Plus rider is not yet approved for sale in your state, then, please see Appendix J for the information about the form of the ING
LifePay Plus rider available to you.

Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner.
Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit.
The ING LifePay Plus rider is subject to broker/dealer availability. Please note that the ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004 are eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Effective Date. The rider effective date is the date that coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple
Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The ING LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.


PremPlus - 155273


33

Highlights. This paragraph introduces the terminology of the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING
LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING
LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding
Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING
LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay
Plus rider: on the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the ING LifePay Plus Base as the MGWB Base in the ING LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the ING LifePay Plus rider in the
Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is
$5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay
Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the
Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is
also a withdrawal after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess
Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges,
Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction
(recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the
Maximum Annual Withdrawal to be recalculated. See Appendix H, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay
Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: The current ING LifePay Plus Base; or The current Contract value (excluding any premium credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.


PremPlus - 155273


34


If this rider was purchased before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay
Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum
Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Cancelling a forthcoming Quarterly Ratchet to avoid a charge increase will have the same outcome.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value
(excluding any premium credits applied during the preceding 36 months); and the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding
Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-
rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-
Up. The 7% Compounding Step-Up is not pro-rated.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING
LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the
Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up.
Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal
(except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the
Contract value as of the previous business day (excluding any premium credits applied during the preceding
36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

1) the date annuity payments begin (see “The Income Phase”);
2) reduction of the Contract value to zero by an Excess Withdrawal;
3) reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual

PremPlus - 155273


35

Withdrawal;
4) surrender of the Contract; or
5) the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual
Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum
Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 ½ to 64
5%	65-75
6%	76-79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59 ½ to 69
6%	70-79
7%	80+


The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7%
Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual
Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event on the date of the Lifetime Withdrawal Phase begins the Contract value as of the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay
Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value as of the previous business day (excluding any premium credits applied during the preceding 36 months). The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING LifePay Plus rider in calculating the Maximum Annual
Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING
LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the
Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual
Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the
Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the
Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without

PremPlus - 155273


36

constituting an Excess Withdrawal. See Appendix H, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum
Annual Withdrawal to be recalculated. See Appendix H, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is
available on a calendar year basis and recalculated every January, reset to equal that portion of the Required
Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix H, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the ING LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the
ING LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime
Automatic Periodic Benefit Status: The Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider; No further premium payments will be accepted; and Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit
Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the ING LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the ING LifePay
Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic
Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual
Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed
Allocation Funds, which percentage depends on the rider’s purchase date:


PremPlus - 155273


37

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation


If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio


No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING


PremPlus - 155273


38

Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other
Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the
Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The
ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1) receipt of additional premiums;
2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3) withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix I – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-
natural owner. Also, an ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); Or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums
(excluding any premium credits applied during the preceding 36 months) and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “Withdrawals and Excess Withdrawals”
for more information.


PremPlus - 155273


39

There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding
Step-Ups (Quarterly Ratchets or 7% Compounding Step-Ups if this rider was purchased before January 12,
2009).

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death
Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death
Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the ING LifePay Plus Base is recalculated to equal the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the ING LifePay Plus
Base is recalculated to equal the greater of: the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated ING LifePay Plus
Base, subject to pro-rata adjustment for any withdrawals before spousal continuation. Regardless, the ING
LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume are Excess Withdrawals. The ING LifePay Plus rider remains eligible for the Annual
Ratchet upon recalculation of the ING LifePay Plus Base (Quarterly Ratchets if this ride was purchased before
January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the ING LifePay Plus Base;
however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal
Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age
59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal
Percentage, based on the new annuitant’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING
LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely
NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay
Plus rider.

Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated)
upon an ownership change or change of annuitant, except for:

1) spousal continuation as described above;
2) change of owner from one custodian to another custodian;


PremPlus - 155273


40

3) change of owner from a custodian for the benefit of an individual to the same individual;
4) change of owner from an individual to a custodian for the benefit of the same individual;
5) collateral assignments;
6) change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7) change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
8) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and
9) change of owner pursuant to a court order.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix J for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Important Note: We introduced the ING Joint LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and January 12, 2009, subject to state approval where applicable. The form of the ING Joint LifePay Plus rider available to you depends on state availability. Effective May 1,
2009, the ING Joint LifePay Plus rider is no longer available to purchase with the Contract.

The below information pertains to the form of the ING Joint LifePay Plus rider available for sale from
April 28, 2008 through April 30, 2009 in states where approved. If this form of the ING Joint LifePay Plus rider is not yet approved for sale in your state, then please see Appendix J for the information about the form of the ING Joint LifePay Plus rider available to you.

Eligibility. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the
Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The ING Joint LifePay Plus rider is not available for purchase with the
Max 7 Enhanced Death Benefit. The ING Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the ING Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the ING Joint LifePay or ING Joint LifePay Plus rider, then you may be eligible to elect this version of the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.


PremPlus - 155273


41

Owner, Annuitant and Beneficiary Designations. For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint
LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider, including continuing the ING Joint
LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

1) for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
2) for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
3) the spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners.
However, all charges for the ING Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the ING Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a)
cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The ING Joint


PremPlus - 155273


42

LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the ING Joint LifePay
Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the last Active Spouse’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and 6%
Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before
January 12, 2009), and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.
The ING Joint LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING Joint
LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or After the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the ING LifePay Plus Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the ING Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual
Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the
ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well)
since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value
Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix H, Illustrations 1, 2 and 6 for examples of the consequences of an
Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint
LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary (once each quarter


PremPlus - 155273


43


of a contract year from the contract date) – to equal the greater of: The current ING LifePay Plus Base; or The current Contract value (excluding any premium credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date.) we call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint
LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay
Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under
“Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: The current ING LifePay Plus Base; The current Contract value
(excluding any premium credits applied during the preceding 36 months); and The ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-
Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-
rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-
Up. The 7% Compounding Step-Up is not pro-rated.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING
Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the
Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up.
Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal
(except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay
Plus Base or the Contract value as of the previous business day (excluding any premium credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

PremPlus - 155273


44

1) the date annuity payments begin (see “The Income Phase”); 2) reduction of the Contract value to zero by an Excess Withdrawal;

3) reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal; 4) surrender of the Contract; 5) the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or 6) the last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 ½ to 64
5%	65-75
6%	76-79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59 ½ to 64
5%	65-69
6%	70-79
7%	80+


The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7%
Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual
Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value as of the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay
Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value as of the previous business day (excluding any premium credits applied during the preceding 36 months). The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING Joint LifePay Plus rider in calculating the Maximum Annual
Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING
Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the
Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual
Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the

PremPlus - 155273


45

Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the
Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix H, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum
Annual Withdrawal to be recalculated. See Appendix H, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is
available on a calendar year basis and recalculated every January, reset to equal that portion of the Required
Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix H, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the ING Joint LifePay Plus
Rider.

Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: The Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider; No further premium payments will be accepted; and Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½.
During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the ING LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding
Step-Ups if this rider was purchased before January 12, 2009). Once the ING Joint LifePay Plus rider enters the
Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the
ING LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the


PremPlus - 155273


46

Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed
Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation


If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio


PremPlus - 155273


47

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depend on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1) receipt of additional premiums;

2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; 3) withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

     Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will not longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the ING Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the ING LifePay Plus Base. See “Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the


PremPlus - 155273


48

amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges pro-
rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

ING LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING Joint
LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); Or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums
(excluding any premium credits applied during the preceding 36 months) and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “Withdrawals and Excess Withdrawals”
for more information.

There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6%
Compounding Step-Ups (Quarterly Ratchets or 7% Compounding Step-Ups if this rider was purchased before
January 12, 2009).

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus
Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining ING
LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death
Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the ING LifePay Plus Base is recalculated to equal the greater of: The Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and The last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is
recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active
Spouse’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal
Amount upon spousal continuation of the ING Joint LifePay Plus rider for a Contract subject to the Required
Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the
Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING
LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.


PremPlus - 155273


49

Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge pro-
rated) upon an ownership change or change of annuitant, except for:

1) spousal continuation as described above;
2) change of owner from one custodian to another custodian;
3) change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
4) change of owner from an individual to a custodian for the benefit of the same individual;
5) collateral assignments;
6) for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
7) for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an
Active Spouse and becomes the sole primary beneficiary; and
8) change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix J for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay
Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free
Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10%
of your contract value, including any premium credits, on the date of the withdrawal less any prior withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your
Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.


PremPlus - 155273


50

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So, in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a
Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%


If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic
Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100,
we will contact you to seek alternative instructions. Unless you provide

PremPlus - 155273


51


instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value
Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar
Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed
Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature
You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value
Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic
Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the
Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value
Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

PremPlus - 155273


52

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See “Living Benefit Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a
Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m.
eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or by other approved


PremPlus - 155273


53

electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an


PremPlus - 155273


54

individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.


PremPlus - 155273


55

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (DCA) program through either the ING Liquid Assets
Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging.
Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.
You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration.
The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the ING Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

Transfers under the DCA program must be in compliance with the investment restrictions for the living benefit riders. If you set up DCA transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.


PremPlus - 155273


56

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trusts and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted
Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

  Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).
  Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.
  Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or fixed interest allocations as part of or withdraw any subaccount or Fixed
Interest Allocation from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.
Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in “Trusts and Funds – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed
Account II. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.


PremPlus - 155273


57

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners, or the annuitant (when a contract owner is not an individual), dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime.
(See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.
For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet
Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO
LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application. Availability of an Enhanced Death Benefit option plus the MGIB rider is subject to the following limitations.

Maximum	Option	Additional Requirement
Issue Age
75	Annual Ratchet Enhanced Death Benefit	MGIB rider is available.
69	Max 7 Enhanced Death Benefit	MGIB rider is NOT available.

The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7
Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, you could purchase a Contract with either the Max 7 Enhanced Death Benefit or Annual Death
Benefit SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) are age
79 or younger at the time of application AND you purchased the ING LifePay Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Effective May 1, 2009, the ING LifePay Plus and ING Joint Lifepay Plus riders are no longer available for purchase with the Contract.
Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was
available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.
The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit are available only at the time you purchase your Contract. Neither the Annual Ratchet Enhanced Death Benefit nor Max 7 Enhanced Death Benefit is
available when a Contract is owned by joint owners, or joint annuitants if the contract owners are not individuals.
Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.


PremPlus - 155273


58

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced
Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay Plus and ING Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death
Benefit is equal to the greater of:

1) the contract value; or

2) the cash surrender value.

Any premium credits applied since or within 12 months prior to death will be deducted from the Base Death Benefit.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

1) the Base Death Benefit; and

2) the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to
Covered Funds plus the contract value allocated to Excluded Funds, less any premium credits added since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payments plus premium credits allocated to
Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments plus premium credits allocated to
Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

  Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.
  Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the


PremPlus - 155273


59

contract value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death
Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which
Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual
Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death
Benefit options: the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums and premium credits added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1) the Standard Death Benefit; and

2) the Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to
Covered Funds plus the contract value allocated to Excluded Funds, less any premium credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12,
2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and premium credits allocated to Covered Funds. On each anniversary that occurs on or prior to attainment of age 90, the Annual
Ratchet MGDB in Covered Funds will be set to the greater of:

1) the current contract value in Covered Funds (after deductions occurring as of that date); or

2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual
Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and premium credits, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds. On the contract date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in


PremPlus - 155273


60

Covered Funds will be set to the greater of:

1) the current contract value in Covered Funds (after deductions occurring as of that date); and

2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly
Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium and premium credits allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual
Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and premium credits, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet
MGDB allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to
Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly
Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and net
transfers to and from Covered Funds and Excluded Funds would have the same outcome.


PremPlus - 155273


61

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7%
Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death
Benefit.

The 7% Solution Death Benefit Element is the greater of:

1) the Standard Death Benefit; and

2) the lesser of:

(a) 2.5 times all premium payments, plus premium credits, adjusted for withdrawals (the “cap”); and

(b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”)
allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued prior to August 21, 2006, the cap is 3 times all premium payments, plus premium credits, adjusted for withdrawals.

Any premium credits added since or within 12 months prior to death will be deducted from the Max 7 Enhanced
Death Benefit.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

  ING Liquid Assets Portfolio; and
  Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.

For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity
Portfolio is not designated as a Special Fund.

The ING Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March
12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the ING VP Intermediate Bond
Portfolio is designated as a Special Fund.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums and premium credits allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap.
There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death
Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums and premium credits allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of 7% MGDB allocated to Special Funds.

PremPlus - 155273


62

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from
Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e., Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis. The increase in the 7% MGDB allocated to the fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the
Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum
Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the
Contract. Please see “Charges and Fees - Charges Deducted from the Subaccounts - Optional Rider Charges -
Earnings Multiplier Benefit Rider Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified
Contracts,” and “Tax Consequences of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable


PremPlus - 155273


63

subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the ING Liquid Assets Portfolio, or its successor.
Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

If you elect the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009)
or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained age 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age
90. If you elected the Max 7 Enhanced Death Benefit, the new or surviving owner is attained age 79 or less, the
Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets Portfolio, or its successor.

The earnings multiplier benefit rider will continue if the surviving spouse is eligible based on his or her attained age.
If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; ii) computed as if the rider were added to the Contract after issue and after the increase; and iii) based on the
Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions
Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets Portfolio, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the


PremPlus - 155273


64

requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.

If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive due proof of death. Such cash payment will be in full settlement of all our liabilities under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners, we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

THE ANNUITY OPTIONS

Annuitization of Your Contract
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the
MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual
Withdrawal may be available with the ING LifePay Plus or ING Joint LifePay Plus riders. There is no death benefit after the annuity start date.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity


PremPlus - 155273


65

start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payments under our current annuity options will last either for a specified period of time or for the life of the annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the annuity start date by multiplying the contract value (adjusted for any market value adjustment and any rider charges that would be due) by the applicable payment factor provided under the
Contract and dividing by 1,000. The applicable payment factor will depend on: the annuity option; payment date;
the frequency of payments you choose; and the age of the annuitant or beneficiary (and gender, where appropriate under applicable law). Surrender charges might apply depending on the annuity options. Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

1) The person named to receive payment is other than the contract owner or beneficiary;

2) The person named is not a natural person, such as a corporation; or

3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date
You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax
Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.


PremPlus - 155273


66

Beneficiary Rights
A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options
The Contract has 4 annuity options. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account. If you do not choose an annuity option,
Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments.
Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

2) For Option 3, no amounts are payable after both named persons have died.

3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the


PremPlus - 155273


67

contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days, on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the
New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our
Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the greater of the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), (ii) then we exclude any premium credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase your Contract. Your
Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.


PremPlus - 155273


68

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

·	Directed Services LLC	·	ING Funds Distributor, LLC
·	ING America Equities, Inc.	·	ING Investment Advisors, LLC
·	ING Financial Advisers, LLC	·	ING Investment Management Services LLC
·	ING Financial Markets LLC	·	ShareBuilder Securities Corporation
·	ING Financial Partners, Inc.	·	Systematized Benefits Administrators, Inc.


Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:


PremPlus - 155273


69

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.


The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

PremPlus - 155273


70


1.	Morgan Stanley Smith Barney LLC	14.	National Planning Corporation
2.	LPL Financial Corporation	15.	Wells Fargo Advisors, LLC (Bank Channel)
3.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16.	Woodbury Financial Services Inc.
4.	ING Financial Partners Inc.	17.	Wells Fargo Investments LLC
5.	ING Financial Partners, Inc. CAREER	18.	Morgan Keegan and Company Inc.
6.	UBS Financial Services Inc.	19.	PrimeVest Financial Services Inc.
7.	ING Financial Advisers, LLC	20.	Wells Fargo SEC, LLC
8.	Wells Fargo Advisors, LLC	21.	Royal Alliance Associates Inc.
9.	Raymond James Financial Services Inc.	22.	Madison Avenue Securities Inc.
10.	Financial Network Investment Corporation	23.	SII Investments Inc.
11.	Chase Investment SVCS Corp	24.	First Allied Securities Inc.
12.	Securities America Inc.	25.	Securian Financial Services Inc.
13.	Multi-Financial Securities Corporation


Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the
1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.


PremPlus - 155273


71

Legal Proceedings
We are not aware of any pending legal proceedings which involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

PremPlus - 155273


72


Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the
“investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the

PremPlus - 155273


73


amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½ , may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has


PremPlus - 155273


74

been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.


PremPlus - 155273


75

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service
Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.


PremPlus - 155273


76

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue
Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts;
and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.


PremPlus - 155273


77

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


PremPlus - 155273


78

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-
time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the
Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury
Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with
Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.


PremPlus - 155273


79


A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Special Disaster Relief. In 2005, 2007 and 2008 Congress temporarily provided taxpayers with certain kinds of relief which eased the complex rules covering withdrawals by individuals who suffered economic losses due to natural disasters such as Hurricanes Katrina, Rita and Wilma as well as tornados and floods. Please consult a qualified tax adviser for further information if there is any question as to whether such relief is available.
Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and
IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:


Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover,


PremPlus - 155273


80

transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by
December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is


PremPlus - 155273


81

governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section
414(p); or
The Company as collateral for a loan.


Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under the ING LifePay Plus or ING LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the ING LifePay Plus or ING Joint LifePay Plus rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions.
Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges
(or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

PremPlus - 155273


82


Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

PremPlus - 155273


83


Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B

Please Print or Type:

_________________________________________________
Name

_________________________________________________
Social Security Number

_________________________________________________
Street Address

_________________________________________________
City, State, Zip


PremPlus - 155273

PremPlus - 155273


84

This page intentionally left blank.

APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2009, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$10.30	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	229,345	267,247	328,037	389,830	512,777	510,227	355,401	69,607
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.99	$10.09
Value at end of period	$9.53	$7.99
Number of accumulation units outstanding at end of period	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85	$10.00
Value at end of period	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	1,267,316	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.59	$15.21	$13.15	$11.97	$10.22
Value at end of period	$11.48	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	10,400,918	11,187,820	8,180,923	5,267,423	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	2,618,208	3,016,228	3,793,220	3,999,650	3,467,553	3,098,913	2,275,054	478,395	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.19	$9.94
Value at end of period	$8.75	$7.19
Number of accumulation units outstanding at end of period	6,199,815	3,167,031

GS Premium Plus

A1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.85	$10.01
Value at end of period	$9.78	$8.85
Number of accumulation units outstanding at end of period	7,895,772	4,629,576
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$11.28	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	19,309,994	17,876,389	14,555,763	12,258,413	10,360,815	6,533,086	1,032,491
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	27,401,456	26,599,640	21,696,367	18,821,265	15,583,944	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	11,391,844	10,841,337	9,438,334	7,746,931	5,984,403	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.08	$9.99
Value at end of period	$12.07	$9.08
Number of accumulation units outstanding at end of period	1,804,007	296,480
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$13.56	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	6,242,428	5,824,950	5,689,657	4,314,295	3,309,450	1,748,507	506,335	72,898
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.58	$13.08	$12.51	$11.01	$10.00
Value at end of period	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	4,248,323	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.88
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	2,184,297
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97	$10.00
Value at end of period	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97
Number of accumulation units outstanding at end of period	1,425,010	1,241,676	1,170,061	1,314,957	1,467,824	273,908	158,396	44,773
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.30	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37	$10.00
Value at end of period	$10.35	$9.30	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37
Number of accumulation units outstanding at end of period	262,028	315,141	439,091	584,498	355,798	405,741	289,419	93,268

GS Premium Plus

A2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$9.99
Value at end of period	$9.78	$6.50
Number of accumulation units outstanding at end of period	2,801,527	1,504,065
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.21	$12.45	$13.62	$11.04
Value at end of period	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	2,241,686	2,084,334	1,270,230	740,797
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62
Value at end of period	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64
Number of accumulation units outstanding at end of period	801,790	952,216	1,233,036	1,684,633	1,718,845	1,657,594	1,388,196	1,167,176	887,731	1,006,919
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.63	$10.21	$10.05	$10.05
Value at end of period	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	2,897,468	3,270,508	1,892,774	854,223
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,902,577	3,528,125	1,733,413	904,669	7,654
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	7,459
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.12	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	2,329,559	2,462,017	1,874,723	1,900,621	1,770,932	332,663
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.80	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	1,127,373	74,128	25,298	39,234	26,871	13,651
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23	$9.09	$9.88	$10.00
Value at end of period	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23	$9.09	$9.88
Number of accumulation units outstanding at end of period	7,847,444	7,990,043	8,909,282	5,842,433	6,237,950	2,675,497	2,137,834	1,436,694	685,331	290,230
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.84	$10.40	$10.18
Value at end of period	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	5,557,861	5,640,975	1,412,784

GS Premium Plus

A3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.71	$11.06	$10.93	$10.00
Value at end of period	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	5,510,324	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.29	$11.89	$12.42
Value at end of period	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	3,218,271	3,054,887	2,191,899
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.09	$9.61	$10.00
Value at end of period	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	18,242,924	18,040,063	7,707,311
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.28
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	5,674
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37
Value at end of period	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32
Number of accumulation units outstanding at end of period	2,632,139	2,510,627	2,063,890	1,643,710	1,542,661	964,040	742,286	575,255	295,871	309,819
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.10	$9.95	$9.83
Value at end of period	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	5,796,850	3,900,949	21,255
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	453,760
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$10.00
Value at end of period	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,178,124	1,295,966	1,448,885	1,498,538	1,549,701	1,431,006	494,773
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.44	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,377,178	1,538,832	1,857,115	1,780,924	1,371,262	437,111
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.37	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	1,101,850	1,200,311	1,437,532	1,463,522	1,076,172	424,131
GS Premium Plus

A4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64	$10.00
Value at end of period	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64
Number of accumulation units outstanding at end of period	15,212,968	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543	1,026,869	719,279
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.06	$10.14
Value at end of period	$7.62	$6.06
Number of accumulation units outstanding at end of period	1,391,858	139,687
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.63	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89	$10.00
Value at end of period	$11.61	$8.63	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89
Number of accumulation units outstanding at end of period	4,891,208	5,751,889	5,272,667	1,175,746	868,501	778,230	856,121	464,522	368,091	121,670
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.81
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	3,051
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61
Value at end of period	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58
Number of accumulation units outstanding at end of period	4,884,446	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088	2,328,297	1,925,891	2,270,962	2,014,772
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.91	$10.18
Value at end of period	$8.56	$6.91
Number of accumulation units outstanding at end of period	802,705	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	1,657,419	1,611,588	1,945,337	2,000,101	1,821,293	1,519,167	824,986	169,670
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.03	$13.42	$13.88	$12.79	$11.67	$10.82	$10.00
Value at end of period	$10.45	$8.03	$13.42	$13.88	$12.79	$11.67	$10.82
Number of accumulation units outstanding at end of period	917,444	1,053,734	1,186,301	1,293,651	1,404,961	1,127,028	100,971
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72
Value at end of period	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76
Number of accumulation units outstanding at end of period	738,091	954,519	1,366,149	1,891,473	2,520,744	3,368,052	5,262,645	6,261,694	4,325,602	3,621,501
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79
Value at end of period	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47
Number of accumulation units outstanding at end of period	11,578,123	15,903,229	6,935,089	6,031,181	5,498,848	5,672,311	7,879,356	12,089,749	14,053,316	14,214,982
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.77	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$10.27	$8.77	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	527,747	632,115	878,558	1,352,565	1,279,162	1,504,119	1,526,538	1,177,892	952,473	539,461

GS Premium Plus

A5

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62
Value at end of period	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02
Number of accumulation units outstanding at end of period	4,446,996	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049	11,921,200	12,373,395	16,739,731	18,211,995
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.99	$18.05	$15.18	$12.42	$10.00
Value at end of period	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	1,998,238	2,376,603	2,243,027	1,560,451	1,361,072
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06
Value at end of period	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75
Number of accumulation units outstanding at end of period	4,421,885	4,728,779	5,566,345	6,490,070	7,790,025	8,667,716	9,215,693	9,136,445	9,253,396	9,222,565
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.34	$18.46	$14.70	$11.40	$10.07
Value at end of period	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	4,073,465	4,123,843	3,122,597	1,844,733	1,446,986
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.58	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	4,502,607	4,769,928	299,160	369,355	457,358	440,238
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.44	$9.99
Value at end of period	$10.65	$8.44
Number of accumulation units outstanding at end of period	563,863	98,549
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.54	$14.55	$13.88	$11.97	$10.12
Value at end of period	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,635,220	1,818,384	1,491,444	1,005,867	403,465
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.27	$11.49	$11.34	$9.94	$9.99
Value at end of period	$8.24	$7.27	$11.49	$11.34	$9.94
Number of accumulation units outstanding at end of period	102,966	124,065	183,126	246,941	309,726
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	3,386,304	4,317,113	6,065,004	7,287,786	8,674,427	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79
Value at end of period	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74
Number of accumulation units outstanding at end of period	22,106,766	16,888,379	8,029,233	5,417,078	5,880,636	5,917,199	5,369,915	4,412,163	1,669,195	1,224,547

GS Premium Plus

A6

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$13.10	$12.64	$10.98	$10.30
Value at end of period	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	854,149	896,825	1,065,830	1,051,162	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.28	$12.56	$12.07	$10.90	$10.00
Value at end of period	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	7,406,984	8,408,547	7,528,407	7,507,837	7,692,715
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	5,981,757
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	79,472,323
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	48,787,781
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	25,879,317
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.27
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	1,607,178
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.71	$10.17
Value at end of period	$8.17	$6.71
Number of accumulation units outstanding at end of period	6,524,524	629,227
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.35
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	130,420
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.36
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	2,765,328

GS Premium Plus

A7

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.13	$10.30
Value at end of period	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,478,202	578,346
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.97	$10.06
Value at end of period	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,673,974	1,397,996
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33	$10.00
Value at end of period	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33
Number of accumulation units outstanding at end of period	1,117,503	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799	1,851,941	774,557	180,638
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.15	$10.25
Value at end of period	$8.97	$7.15
Number of accumulation units outstanding at end of period	1,359,012	686,734
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65
Value at end of period	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04
Number of accumulation units outstanding at end of period	8,156,298	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477	6,071,997	5,326,018	4,592,780	3,264,322
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47
Value at end of period	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91
Number of accumulation units outstanding at end of period	3,153,961	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985	3,283,741	2,796,772	3,366,042	2,309,478
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.78	$10.17	$10.10
Value at end of period	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	1,909,257	775,347	317,543
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.44	$12.71	$11.18	$10.17
Value at end of period	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	2,884,425	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Value at end of period	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19
Number of accumulation units outstanding at end of period	1,694,621	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115	2,320,224	1,965,666	1,757,559	1,348,844
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20	$9.99
Value at end of period	$10.62	$10.20
Number of accumulation units outstanding at end of period	3,588,432	3,388,765

GS Premium Plus

A8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.42	$12.55	$12.61	$11.19	$10.24
Value at end of period	$9.63	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	92,507	159,712	211,221	240,320	119,772
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.59	$13.72	$14.24	$12.46	$12.21
Value at end of period	$10.89	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,202,640	2,342,903	2,261,293	2,275,253	1,931,362
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.24	$12.26	$12.04	$10.86	$10.16
Value at end of period	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,591,371	2,734,004	1,006,618	482,346	333,809
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85	$10.00
Value at end of period	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85
Number of accumulation units outstanding at end of period	2,798,687	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309	758,774	220,958
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.57	$9.22
Value at end of period	$9.79	$8.57
Number of accumulation units outstanding at end of period	615,239	60,783
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83
Value at end of period	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94
Number of accumulation units outstanding at end of period	2,460,096	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472	5,707,684	6,183,621	7,290,571	8,035,274
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.21	$10.88	$11.46	$9.72	$9.98
Value at end of period	$9.25	$7.21	$10.88	$11.46	$9.72
Number of accumulation units outstanding at end of period	261,968	91,206	156,049	263,571	435
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.08	$9.95
Value at end of period	$7.79	$6.08
Number of accumulation units outstanding at end of period	4,692,093	4,193,381
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90	$10.00
Value at end of period	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90
Number of accumulation units outstanding at end of period	139,938	178,757	302,151	644,480	939,625	1,756,560	1,824,762	1,231,933	805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27	$10.00
Value at end of period	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27
Number of accumulation units outstanding at end of period	126,512	152,071	193,438	348,410	492,243	526,719	648,934	257,910	8,429

GS Premium Plus			A9

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	316,599	402,662 538,853 708,583 1,016,831				834,452	98,866

Separate Account Annual Charges of 2.10%

	2009	2008	2007	2006		2005

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.50	$13.46	$13.86	$11.36		$11.74
Value at end of period	$9.76	$7.50	$13.46	$13.86		$11.36
Number of accumulation units outstanding at end of period	165,664	187,577	243,280	314,148	361,104
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.95	$10.08
Value at end of period	$9.41	$7.95
Number of accumulation units outstanding at end of period	5,407,653	3,501,780
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.39	$19.04	$19.96	$17.08		$16.54
Value at end of period	$16.38	$13.39	$19.04	$19.96		$17.08
Number of accumulation units outstanding at end of period	954,874	1,052,464	1,373,389	1,664,797	1,937,118
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.37	$14.92	$12.99	$11.91		$10.08
Value at end of period	$11.10	$8.37	$14.92	$12.99		$11.91
Number of accumulation units outstanding at end of period	3,991,694	4,764,205	4,272,826	2,903,416	1,246,096
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.24	$12.93	$13.04	$11.11		$10.75
Value at end of period	$9.21	$7.24	$12.93	$13.04		$11.11
Number of accumulation units outstanding at end of period	1,458,754	1,720,702	2,241,214	2,133,205	1,696,648
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.15	$10.05
Value at end of period	$8.64	$7.15
Number of accumulation units outstanding at end of period	1,173,464	861,697
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.79	$10.01
Value at end of period	$9.65	$8.79
Number of accumulation units outstanding at end of period	2,896,681	1,672,932

GS Premium Plus

A10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.44	$13.94	$13.63	$12.15	$11.78
Value at end of period	$10.79	$8.44	$13.94	$13.63	$12.15
Number of accumulation units outstanding at end of period	11,159,281	11,513,722	11,977,582	11,193,788	9,007,689
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.54	$15.65	$14.31	$13.33	$11.77
Value at end of period	$11.59	$8.54	$15.65	$14.31	$13.33
Number of accumulation units outstanding at end of period	15,290,861	15,738,967	15,573,022	14,562,790	11,750,244
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.16	$21.59	$18.47	$15.94	$13.46
Value at end of period	$16.95	$12.16	$21.59	$18.47	$15.94
Number of accumulation units outstanding at end of period	6,471,121	6,273,128	6,489,109	5,576,357	3,995,243
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.06	$9.48
Value at end of period	$11.95	$9.06
Number of accumulation units outstanding at end of period	393,693	37,708
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.91	$19.77	$17.34	$13.71	$12.14
Value at end of period	$12.84	$10.91	$19.77	$17.34	$13.71
Number of accumulation units outstanding at end of period	3,641,945	3,952,202	4,055,521	3,449,511	2,479,779
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.38	$12.83	$12.36	$10.95	$10.02
Value at end of period	$9.77	$7.38	$12.83	$12.36	$10.95
Number of accumulation units outstanding at end of period	2,187,159	1,688,800	1,477,279	1,098,736	494,888
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.88
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	1,053,093
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.58	$12.70	$12.15	$11.59	$10.73
Value at end of period	$9.66	$7.58	$12.70	$12.15	$11.59
Number of accumulation units outstanding at end of period	896,220	859,567	764,203	674,427	671,809
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.87	$14.01	$13.73	$12.05	$11.69
Value at end of period	$9.80	$8.87	$14.01	$13.73	$12.05
Number of accumulation units outstanding at end of period	264,540	285,576	371,738	478,617	246,343

GS Premium Plus

A11

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.47	$9.99
Value at end of period	$9.67	$6.47
Number of accumulation units outstanding at end of period	2,115,656	1,051,869
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.08	$12.30	$13.56	$11.30
Value at end of period	$9.24	$7.08	$12.30	$13.56
Number of accumulation units outstanding at end of period	1,344,556	1,387,896	1,326,783	701,115
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$34.47	$57.26	$71.11	$52.77	$46.15
Value at end of period	$45.85	$34.47	$57.26	$71.11	$52.77
Number of accumulation units outstanding at end of period	600,579	665,552	869,365	1,099,471	891,145
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.51	$10.09	$10.01	$10.05
Value at end of period	$7.95	$6.51	$10.09	$10.01
Number of accumulation units outstanding at end of period	1,462,454	1,644,870	1,065,810	569,254
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.70	$11.26	$11.04	$9.90	$10.06
Value at end of period	$8.63	$6.70	$11.26	$11.04	$9.90
Number of accumulation units outstanding at end of period	1,841,995	1,649,555	1,255,005	735,762	12,016
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.63
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	2,198
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.82	$12.63	$11.88	$10.66	$9.86
Value at end of period	$10.36	$8.82	$12.63	$11.88	$10.66
Number of accumulation units outstanding at end of period	1,700,554	2,051,094	1,606,319	1,553,333	1,264,818
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.51	$12.00	$10.98	$10.62	$10.44
Value at end of period	$11.87	$8.51	$12.00	$10.98	$10.62
Number of accumulation units outstanding at end of period	642,827	98,477	62,575	71,638	51,145
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.46	$15.88	$14.17	$12.93	$11.30
Value at end of period	$12.89	$9.46	$15.88	$14.17	$12.93
Number of accumulation units outstanding at end of period	3,800,167	3,712,595	4,157,764	2,888,003	2,618,948
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.78	$10.37	$10.00
Value at end of period	$6.90	$5.78	$10.37
Number of accumulation units outstanding at end of period	714,858	749,221	1,263,274

GS Premium Plus		A12

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.57	$10.93	$10.87	$10.00
Value at end of period	$9.78	$7.57	$10.93	$10.87
Number of accumulation units outstanding at end of period	3,290,802	2,991,145	2,999,605	3,077,176
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.21	$11.83	$12.42
Value at end of period	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	1,105,805	1,025,971	1,062,144
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.02	$9.56	$10.00
Value at end of period	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	5,374,909	5,530,073	3,476,458
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.08
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	3,728
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.84	$41.27	$31.64	$26.61	$19.73
Value at end of period	$32.09	$23.84	$41.27	$31.64	$26.61
Number of accumulation units outstanding at end of period	2,165,113	2,442,120	1,971,707	1,609,563	1,039,563
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.05	$9.94	$9.83
Value at end of period	$7.71	$6.05	$9.94
Number of accumulation units outstanding at end of period	3,888,232	2,481,381	9,804
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	372,749
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$6.89	$11.25	$10.97	$9.80	$9.52
Value at end of period	$8.30	$6.89	$11.25	$10.97	$9.80
Number of accumulation units outstanding at end of period	1,083,795	1,195,225	1,503,495	1,722,487	1,457,388
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.16	$13.39	$13.00	$12.17	$11.21
Value at end of period	$10.51	$8.16	$13.39	$13.00	$12.17
Number of accumulation units outstanding at end of period	1,071,001	1,227,732	1,541,727	1,567,111	1,340,319
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.10	$12.47	$13.62	$12.26	$11.66
Value at end of period	$9.87	$8.10	$12.47	$13.62	$12.26
Number of accumulation units outstanding at end of period	879,988	988,868	1,270,064	1,370,199	1,166,092

GS Premium Plus		A13

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.67	$11.93	$11.53	$11.35	$11.26
Value at end of period	$11.62	$10.67	$11.93	$11.53	$11.35
Number of accumulation units outstanding at end of period	5,774,425	5,918,590	5,811,926	4,031,996	1,271,536
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.03	$10.27
Value at end of period	$7.53	$6.03
Number of accumulation units outstanding at end of period	644,875	31,701
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$8.14	$16.29	$13.77	$11.43	$10.10
Value at end of period	$10.87	$8.14	$16.29	$13.77	$11.43
Number of accumulation units outstanding at end of period	2,815,851	3,366,537	3,690,993	854,960	324,542
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.83
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	23
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.31	$23.71	$17.49	$13.15	$9.96
Value at end of period	$19.00	$11.31	$23.71	$17.49	$13.15
Number of accumulation units outstanding at end of period	3,272,083	3,377,985	3,562,996	2,347,679	1,606,085
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.88	$10.17
Value at end of period	$8.46	$6.88
Number of accumulation units outstanding at end of period	510,958	180,150
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.68	$14.11	$14.66	$12.84	$13.63
Value at end of period	$12.06	$9.68	$14.11	$14.66	$12.84
Number of accumulation units outstanding at end of period	930,424	971,062	1,346,686	1,193,062	1,016,028
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.73	$13.02	$13.55	$12.58	$11.56
Value at end of period	$9.99	$7.73	$13.02	$13.55	$12.58
Number of accumulation units outstanding at end of period	997,486	1,098,884	1,265,064	1,304,607	1,312,979
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.64	$19.08	$18.43	$18.13	$18.22
Value at end of period	$19.55	$18.64	$19.08	$18.43	$18.13
Number of accumulation units outstanding at end of period	85,437	96,665	127,366	175,221	230,202
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.84	$14.80	$14.40	$14.05	$13.97
Value at end of period	$14.57	$14.84	$14.80	$14.40	$14.05
Number of accumulation units outstanding at end of period	5,813,592	9,865,921	4,722,110	2,780,525	1,641,831

GS Premium Plus		A14

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$8.23	$13.25	$13.00	$11.29	$10.93
Value at end of period	$9.57	$8.23	$13.25	$13.00	$11.29
Number of accumulation units outstanding at end of period	304,230	362,355	450,818	590,287	447,334
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.26	$17.56	$15.71	$15.29	$14.34
Value at end of period	$12.95	$10.26	$17.56	$15.71	$15.29
Number of accumulation units outstanding at end of period	1,728,520	1,891,487	1,927,782	1,915,622	1,936,439
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.75	$17.71	$15.01	$12.36	$10.16
Value at end of period	$11.79	$8.75	$17.71	$15.01	$12.36
Number of accumulation units outstanding at end of period	1,212,113	1,483,984	1,343,574	1,009,791	786,192
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.27	$25.35	$24.90	$22.72	$22.55
Value at end of period	$22.24	$19.27	$25.35	$24.90	$22.72
Number of accumulation units outstanding at end of period	1,808,651	1,865,661	1,999,893	2,155,140	2,090,749
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.05	$18.11	$14.53	$11.34	$10.05
Value at end of period	$14.36	$11.05	$18.11	$14.53	$11.34
Number of accumulation units outstanding at end of period	2,993,392	3,547,635	2,991,519	2,182,716	1,287,256
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.23	$10.22	$8.32	$7.90	$7.32
Value at end of period	$8.60	$6.23	$10.22	$8.32	$7.90
Number of accumulation units outstanding at end of period	1,526,739	1,518,337	154,686	196,650	235,557
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.42	$9.35
Value at end of period	$10.55	$8.42
Number of accumulation units outstanding at end of period	79,444	14,649
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.32	$14.27	$13.71	$11.91	$10.11
Value at end of period	$11.35	$8.32	$14.27	$13.71	$11.91
Number of accumulation units outstanding at end of period	670,416	1,018,421	1,076,656	523,730	145,145
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.12	$11.32	$11.25	$9.93	$9.99
Value at end of period	$8.00	$7.12	$11.32	$11.25	$9.93
Number of accumulation units outstanding at end of period	21,934	27,515	35,909	59,185	67,750
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.96	$11.82	$11.73	$11.00	$10.77
Value at end of period	$13.11	$8.96	$11.82	$11.73	$11.00
Number of accumulation units outstanding at end of period	1,766,269	2,111,385	2,987,566	3,053,566	2,858,639

GS Premium Plus		A15

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.07	$13.79	$12.93	$12.66	$12.62
Value at end of period	$15.76	$14.07	$13.79	$12.93	$12.66
Number of accumulation units outstanding at end of period	11,617,187	9,592,661	4,063,712	2,338,464	2,092,826
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.21	$12.85	$12.49	$10.93	$10.29
Value at end of period	$9.98	$8.21	$12.85	$12.49	$10.93
Number of accumulation units outstanding at end of period	362,014	356,416	434,966	502,967	434,680
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.07	$12.32	$11.93	$10.84	$10.07
Value at end of period	$9.88	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,905,405	3,996,449	4,353,304	4,390,438	4,290,104
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.24
Value at end of period	$8.30
Number of accumulation units outstanding at end of period	3,962,576
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	46,107,120
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	25,349,683
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	13,018,646
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.26
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	774,537
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.68	$10.12
Value at end of period	$8.07	$6.68
Number of accumulation units outstanding at end of period	1,532,905	257,464
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.34
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	105,054

GS Premium Plus		A16

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.36
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	1,126,456
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.10	$10.24
Value at end of period	$8.34	$6.10
Number of accumulation units outstanding at end of period	575,441	282,724
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.93	$10.02
Value at end of period	$8.58	$6.93
Number of accumulation units outstanding at end of period	834,911	572,938
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.37	$8.39	$7.81	$7.10	$6.66
Value at end of period	$6.88	$5.37	$8.39	$7.81	$7.10
Number of accumulation units outstanding at end of period	633,871	675,839	855,490	1,086,586	1,049,459
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.11	$10.18
Value at end of period	$8.86	$7.11
Number of accumulation units outstanding at end of period	527,951	456,278
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$30.39	$42.82	$41.90	$37.33	$35.39
Value at end of period	$39.64	$30.39	$42.82	$41.90	$37.33
Number of accumulation units outstanding at end of period	3,935,945	3,963,914	4,273,456	4,218,851	3,689,659
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.21	$30.52	$30.25	$25.94	$25.50
Value at end of period	$23.51	$19.21	$30.52	$30.25	$25.94
Number of accumulation units outstanding at end of period	1,628,920	1,638,714	1,801,226	1,889,644	1,954,975
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.71	$10.12	$10.10
Value at end of period	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	741,998	245,895	159,631
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.30	$12.55	$11.13	$10.17
Value at end of period	$9.42	$7.30	$12.55	$11.13
Number of accumulation units outstanding at end of period	2,239,075	2,050,459	663,536	172,518
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.13	$23.93	$23.87	$19.99	$18.58
Value at end of period	$18.30	$14.13	$23.93	$23.87	$19.99
Number of accumulation units outstanding at end of period	1,074,690	994,246	1,099,394	974,425	780,724

GS Premium Plus		A17

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.15	$10.02
Value at end of period	$10.48	$10.15
Number of accumulation units outstanding at end of period	2,166,890	1,631,655
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.23	$12.31	$12.46	$11.13	$10.01
Value at end of period	$9.31	$7.23	$12.31	$12.46	$11.13
Number of accumulation units outstanding at end of period	55,622	56,718	71,145	126,031	45,133
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.66	$12.31	$12.87	$11.35	$11.20
Value at end of period	$9.64	$7.66	$12.31	$12.87	$11.35
Number of accumulation units outstanding at end of period	1,007,577	958,698	992,532	892,091	725,244
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.00	$12.02	$11.89	$10.81	$10.15
Value at end of period	$10.78	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	988,593	986,332	537,221	432,531	239,827
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.67	$16.69	$15.54	$13.08	$12.00
Value at end of period	$14.73	$11.67	$16.69	$15.54	$13.08
Number of accumulation units outstanding at end of period	1,540,299	1,599,531	1,881,748	2,062,203	1,601,079
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.55	$9.21
Value at end of period	$9.70	$8.55
Number of accumulation units outstanding at end of period	250,668	8,203
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.40	$29.24	$29.12	$25.64	$23.79
Value at end of period	$23.55	$19.40	$29.24	$29.12	$25.64
Number of accumulation units outstanding at end of period	771,480	795,559	843,024	985,694	953,341
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.06	$10.72	$11.37	$9.71	$9.74
Value at end of period	$8.99	$7.06	$10.72	$11.37	$9.71
Number of accumulation units outstanding at end of period	141,822	80,135	114,045	221,827	483
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.04	$9.95
Value at end of period	$7.68	$6.04
Number of accumulation units outstanding at end of period	1,331,304	1,266,237

GS Premium Plus

A18

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$5.98	$9.79	$9.66	$8.68	$8.63
Value at end of period	$7.27	$5.98	$9.79	$9.66	$8.68
Number of accumulation units outstanding at end of period	118,260	130,328	164,132	243,580	226,832
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$6.80	$12.41	$11.07	$9.62	$9.09
Value at end of period	$8.81	$6.80	$12.41	$11.07	$9.62
Number of accumulation units outstanding at end of period	105,602	125,339	169,030	227,041	257,431
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.47	$7.36	$7.93	$7.35	$8.15
Value at end of period	$5.78	$4.47	$7.36	$7.93	$7.35
Number of accumulation units outstanding at end of period	158,755	173,125	221,809	442,998	452,259

GS Premium Plus

A19

APPENDIX B

The Investment Portfolios


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix, plus any Fixed Interest
Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

The following table highlights name changes.


List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Focus 5 Portfolio	ING DFA Global All Equity Portfolio
ING Dow Jones EURO STOXX 50® Index Portfolio	ING EURO STOXX 50® Index Portfolio
ING Japan Equity Index Portfolio	ING Japan TOPIX Index® Portfolio
ING Van Kampen Global Franchise Portfolio	ING Morgan Stanley Global Franchise Portfolio
ING Van Kampen Global Tactical Asset Allocation Portfolio	ING Morgan Stanley Global Tactical Asset Allocation Portfolio
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio


PremPlus - 155273


B1


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company


PremPlus - 155273


B2


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

ING Artio Foreign Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Artio Global Management LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Investment Subadviser: BlackRock Financial
Management, Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING DFA Global All Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC


PremPlus - 155273


B3


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Morgan Stanley Global Tactical Asset Allocation	Seeks capital appreciation over time.
Portfolio

Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Oppenheimer Active Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: OppenheimerFunds, Inc.


PremPlus - 155273


B4


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Growth Portfolio.
Asset Allocation Committee

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Portfolio but less than that of ING Retirement
Asset Allocation Committee	Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Conservative Portfolio but less than that of ING Retirement
Asset Allocation Committee	Moderate Growth Portfolio.

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited


PremPlus - 155273


B5


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Wells Fargo Health Care Portfolio	A non-diversified Portfolio that seeks long-term capital
growth.
Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management Inc.

ING Wells Fargo Omega Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management Inc.

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC


PremPlus - 155273


B6


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks. It is anticipated that
Investment Adviser: ING Investments, LLC	capital appreciation and investment income will both be major
Investment Subadviser: ING Investment Management	factors in achieving total return.
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING EURO STOXX 50® Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the EURO STOXX 50® Index.
Investment Subadviser: ING Investment Management
Co.

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the FTSE 100 Index®.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Hang Seng Index.
Investment Subadviser: ING Investment Management
Co.


PremPlus - 155273


B7


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

ING Japan TOPIX Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Tokyo Stock Price Index®.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Russell Midcap® Growth Index.
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.


PremPlus - 155273


B8


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital U.S.
Investment Adviser: ING Investments, LLC	Aggregate Bond Index.
Investment Subadviser: Neuberger Berman Fixed
Income LLC

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.
* WisdomTreeSM is a servicemark of WisdomTree
Investments

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Intermediate Bond Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income
Investment Subadviser: ING Investment Management	will both be major factors in achieving total return.
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536
BlackRock Global Allocation V.I. Fund	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of
Investment Subadviser: BlackRock Investment	securities and markets in response to changing market and
Management, LLC; BlackRock Asset Management U.K.	economic trends.
Limited


PremPlus - 155273


B9


PremPlus - 155273


B10


PremPlus - 155273


B11


PremPlus - 155273


B12


PremPlus - 155273


B13


PremPlus - 155273


B14


PremPlus - 155273


B15


PremPlus - 155273


B16


PremPlus - 155273


B17


PremPlus - 155273


B18

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to
Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited
have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management
Co. in connection with ING Hang Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES
COMPANY LIMITED NOR HANG SENG DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR
GUARANTEES TO ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON: (i) THE
ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND ITS COMPUTATION OR ANY
INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR ANY PURPOSE OF
ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RESULTS
WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY
COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR
REPRESENTATION OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS
GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS
ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES
LIMITED: (i) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING
INVESTMENTS, LLC AND ING INVESTMENT MANAGEMENT CO. IN CONNECTION WITH THE
PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG
INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (iii) FOR ANY
INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION
USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY
OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS,
ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY
LIMITED AND/OR HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data Services Limited and must not be construed to have created such relationship.


PremPlus - 155273


B19

APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the
“Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed
Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate.
In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically.
We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market
Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed
Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed
Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your
Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment.
Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A
Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.


PremPlus - 155273


C1

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a
Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the ING Liquid Assets Portfolio, and such a transfer will be subject to a Market
Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation.
You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a
Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any
Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest
Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value
Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

3) We add (1) and (2).

4) We subtract from (3) any transfers from that Fixed Interest Allocation.


PremPlus - 155273


C2

5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest
Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for Fixed Account II.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest
Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations
You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocation or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100.
You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value
Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information
See the prospectus for Fixed Account II.


PremPlus - 155273


C3

APPENDIX D

Fixed Interest Division


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of
1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated
April 30, 2010. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the
Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please
read the Offering Brochure carefully before you invest in the Fixed Interest Division.

PremPlus - 155273


D1

APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $30,000 and additional premium payments of
$10,000 in each of the second and third contract years, for total premium payments under the Contract of $50,000.
An additional credit of $1,200 would be added to the initial premium and an additional credit of $400 would be added to each additional premium payment, for total credits paid of $2,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $56,000.

In this example, $5,600 ($56,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $8,400 ($56,000 x .15). Therefore, $2,800
($8,400 – $5,600) is considered an excess withdrawal of a part of the initial premium payment of $30,000 and would be subject to a 7% surrender charge of $196 ($2,800 x .07). This example does not take into account any Market
Value Adjustment or deduction of any premium taxes.


PremPlus - 155273


E1

APPENDIX F

Special Funds and Excluded Funds Examples

Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death
Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested				7% MGDB if 0% invested				7% MGDB if 100% invested
in Special Funds				in Special Funds				in Special Funds
End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr Covered		Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to				7% MGDB if transferred to
Special Funds				Covered Funds
at the beginning of year 6				at the beginning of year 6
End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403


PremPlus - 155273


F1

Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death
Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

	7% MGDB if 50% invested in Excluded Funds
		Covered		Excluded		Total
		7%		“7%		7%		Death
	End of Yr	MGDB	AV	MGDB”	AV	MGDB	AV	Benefit
	0	500	500	500	500	1,000	1,000	1,000
	1	535	510	535	510	1,045	1,020	1,045
	2	572	490	572	490	1,062	980	1,062
	3	613	520	613	520	1,133	1,040	1,133
	4	655	550	655	550	1,205	1,100	1,205
	5	701	450	701	450	1,151	900	1,151
	6	750	525	750	525	1,275	1,050	1,275
	7	803	600	803	600	1,403	1,200	1,403
	8	859	750	859	750	1,609	1,500	1,609
	9	919	500	919	500	1,419	1,000	1,419
	10	984	300	984	300	1,284	600	1,284

	7% MGDB if 0% invested				7% MGDB if 100% invested
	in Excluded Funds				in Excluded Funds
	Covered				Excluded
			Death		“7%		Death
End of Yr	7% MGDB	AV	Benefit	End of Yr	MGDB”	AV	Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV).


PremPlus - 155273


F2

Transfer from Covered Funds to Excluded Funds
at the beginning of year 6
	Covered		Excluded		Total
	7%		“7%		7%		Death
End of Yr	MGDB	AV	MGDB”	AV	MGDB	AV	Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:	7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
(or pro-rata portion thereof for partial transfer). Transfers from Special Funds to
Excluded Funds work the same as Covered to Excluded (except 7% MGDB in
Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds
at the beginning of year 6
	Covered		Excluded		Total
	7%		“7%		7%		Death
End of Yr	MGDB	AV	MGDB”	AV	MGDB	AV	Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:	7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
Funds (or portion thereof for partial transfer) and AV transferred to Covered
Funds. Transfers from Excluded Funds to Special Funds work the same as
Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


PremPlus - 155273


F3


APPENDIX G
Examples of Minimum Guaranteed Income Benefit Calculation


PremPlus - 155273


G1


Example 1
				Contract with
				MGIB Rider
			Contract with	between January	Contract with
		Contract without	MGIB Rider after	12, 2009 and May	MGIB Rider before
Age		MGIB Rider	May 1, 2009	1, 2009	January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45
Example 2
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45
Example 3
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$ 200,448
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10


PremPlus - 155273


G2


Example 4
				Contract with
				MGIB Rider
			Contract with	between January	Contract with
		Contract without	MGIB Rider after	12, 2009 and May	MGIB Rider before
Age		MGIB Rider	May 1, 2009	1, 2009	January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96


The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.


PremPlus - 155273


G3

APPENDIX H

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1: Adjustment to the ING LifePay Plus Base for a withdrawal taken prior to the Lifetime
Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the ING LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the ING LifePay Plus Base and Account Value before the withdrawal are $100,000 and $90,000, respectively, then the ING LifePay Plus Base will be reduced by 3.33% ($3,000 / $90,000) to $96,667 ((1 – 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate pro-rata reduction to the ING LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).


PremPlus - 155273


H1

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual
Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the
Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum
Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual
Withdrawal has been exhausted. it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.


PremPlus - 155273


H2


The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by
4.12% ($2,000 / $50,000-$1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) *
$5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the
Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Account Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03%
($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

PremPlus - 155273


H3

APPENDIX I


                                           Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic
Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted
Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed
Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other
Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the
$500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to
Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted
Funds ($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000). No Fixed
Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds.
Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $800 from the
Other Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is
30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($16,000).

PremPlus - 155273


I1

APPENDIX J

                                                       ING LifePay Plus and ING Joint LifePay Plus

Important Note: The information immediately below pertains to the form of the ING LifePay
Plus and ING Joint LifePay Plus riders available for sale on and after August 20, 2007 through
April 28, 2008 in states where approved (page J10 for the ING Joint LifePay Plus rider).
Effective May 1, 2009, the ING LifePay Plus rider is no longer available to purchase with the
Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The ING LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service
Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly Contract anniversary.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING
LifePay Plus rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated.
Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime
Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit
Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest
Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix


PremPlus - 155273


J1

C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you cancel the
Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you:

1) annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

2) die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed. While the ING LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-to-dollar. This status will then continue until the earliest of:

1) quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2) reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;

3) the annuity commencement date;

4) reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;

5) reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Automatic Periodic Benefit Status,” below);

6) the surrender or annuitization of the Contract; or

7) the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that the withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59½. This status continues until the earliest of:

1) the annuity commencement date;

2) reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;


PremPlus - 155273


J2

3) reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4) the surrender or annuitization of the Contract; or

5) the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below)
and cannot be reversed. As described below, certain features of the ING LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Plus Rider Works. The ING LifePay Plus Withdrawal Benefit rider has two phases.
The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The
ING LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1) If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2) If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

· The current ING LifePay Plus Base; or
· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING LifePay Plus Base is recalculated as the greatest of:

· The current ING LifePay Plus Base; or
· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
· The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
This is referred to as an annual “step-up.” (Any premium credits applied during the preceding 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.


PremPlus - 155273


J3

The ING LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2)
the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the
Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal
percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age
59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus
Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, then the ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the ING
LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1) before the withdrawal, for the excess withdrawal; and

2) after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit


PremPlus - 155273


J4

deduction, Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 at the end of this appendix for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific
Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay
Plus rider, subject to the following rules:

1) If your Required Minimum Distribution for a calendar year (determined on a date on or before January
31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum
Distribution that exceeds the Maximum Annual Withdrawal.

2) You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

3) Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.

4) Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional
Withdrawal Amount for the current calendar year.

5) Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6) The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7) If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional
Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 at the end of this appendix.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1) the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2) no further premium payments will be accepted; and


PremPlus - 155273


J5

3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1) the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2) no further premium payments will be accepted; and

3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”)
the ING LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.


PremPlus - 155273


J6

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below.


Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation


If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio


We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.


PremPlus - 155273


J7

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed
Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING
LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1) receipt of additional premiums;

2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3) withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix I – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1) The rider will continue in the Growth Phase;

2) On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the
ING LifePay Plus Base and the then current Contract value;

3) The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

4) Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;


PremPlus - 155273


J8

5) Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

6) The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

7) The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1) The rider will continue in the Withdrawal Phase.

2) The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3) On the quarterly Contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay
Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual
Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus
Base will be reset to the current Contract value, only if greater, and the Maximum Annual
Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum
Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider.

4) The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic
Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates.
However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –
Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1) spousal continuation as described above;

2) change of owner from one custodian to another custodian;


PremPlus - 155273


J9

3) change of owner from a custodian for the benefit of an individual to the same individual;

4) change of owner from an individual to a custodian for the benefit of the same individual;

5) collateral assignments;

6) change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7) change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Important Note: The information immediately below pertains to the form of the ING Joint
LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved. Effective May 1, 2009, the ING Joint LifePay Plus rider is no longer available to purchase with the Contract.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and
Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay Plus rider is available for Contracts issued on and after
August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The
ING Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the ING Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions. Please contact our Customer Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

PremPlus - 155273


J10

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay
Plus rider date is also the contract date.

Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit
Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic
Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest
Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix
C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay Plus rider. These events automatically cancel the ING Joint LifePay Plus rider.


PremPlus - 155273


J11

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1) terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay Plus rider;

2) die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3) change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1) For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2) For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3) In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the ING
LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual
Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

1) quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2) reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;

3) the annuity commencement date;


PremPlus - 155273


J12

4) reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;

5) reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Automatic Periodic Benefit Status,” below);

6) the surrender or annuitization of the Contract; or

7) the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

1) the annuity commencement date;

2) reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3) reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4) the surrender of the contract; or

5) the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below)
and cannot be reversed. As described below, certain features of the ING Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.
The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the
Maximum Annual Withdrawal and is calculated as follows:

1) If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay
Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2) If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay


PremPlus - 155273


J13

Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider
(excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING Joint LifePay Plus Base is recalculated as the greatest of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied during the prior 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The ING Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual
Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,”
below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Plus Base, as of the last day of the Growth Phase.
The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the
Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING
Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus
Base will automatically be reset to the current Contract value (excluding any premium credits applied during the


PremPlus - 155273


J14

preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the
Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual
Withdrawal (an “excess withdrawal”), the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal
will be reduced on a pro-rata basis. This means that both the ING Joint LifePay Plus Base and the Maximum
Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 at the
end of this appendix for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay
Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1) If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual
Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2) You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3) Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4) Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional
Withdrawal Amount for the current contract year.

5) Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.


PremPlus - 155273


J15

6) The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7) If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional
Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal
Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 at the end of this appendix.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1) the Contract will provide no further benefits other than as provided under the ING Joint LifePay Plus rider;

2) no further premium payments will be accepted; and

3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:


PremPlus - 155273


J16

1) the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;

2) no further premium payments will be accepted; and

3) any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

     ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

     Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic


PremPlus - 155273


J17


Rebalancing,” below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation


If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio


We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.


PremPlus - 155273


J18

Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING
Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1) receipt of additional premiums;

2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3) withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix I – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay
Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal
Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.
Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1) If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued.
However, under no circumstances will this recalculation result in a reduction to the Maximum Annual
Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.


PremPlus - 155273


J19

2) If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

     Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1) spousal continuation by an active spouse, as described above;

2) change of owner from one custodian to another custodian for the benefit of the same individual;

3) change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4) change of owner from an individual to a custodian for the benefit of the same individual;

5) collateral assignments;

6) for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7) for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8) change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

     Surrender Charges. If you elect the ING Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

     Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there


PremPlus - 155273


J20

is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) *
$5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the
Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the
same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.


PremPlus - 155273


J21

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the
Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).


PremPlus - 155273


J22

APPENDIX K

ING LifePay and ING Joint LifePay
(Available for Contracts issued through August 20, 2007, subject to state approval.)

Important Note: Effective May 1, 2009, ING LifePay and ING Joint LifePay is no longer available to purchase with the Contract.

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider, generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your
Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-
natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay rider is available for Contracts issued on and after
November 1, 2004 (subject to availability) that do not already have a living benefit rider. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING
LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay rider, a living benefit, is deducted quarterly and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit
Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest
Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix
C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.


PremPlus - 155273


K1

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you cancel the
Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1) annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

2) die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1) the annuity commencement date;

2) reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal
(see “Lifetime Automatic Periodic Benefit Status,” below);

3) reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal;

4) the surrender or annuitization of the Contract; or

5) the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in
Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the
Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING
LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows.

1) If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium, plus premium credits.

2) If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current ING LifePay Base, on each Contract quarterly anniversary


PremPlus - 155273


K2

after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2)
the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal
Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the
Withdrawal Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual
Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1) before the withdrawal, for the excess withdrawal; and

2) after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value
Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market
Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.


PremPlus - 155273


K3

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific
Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

1) If your Required Minimum Distribution for a calendar year (determined on a date on or before January
31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum
Distribution that exceeds the Maximum Annual Withdrawal.

2) You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

3) Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.

4) Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any
Additional Withdrawal Amount.

5) Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6) The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

7) If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional
Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1) the Contract will provide no further benefits other than as provided under the ING LifePay rider;

2) no further premium payments will be accepted; and


PremPlus - 155273


K4

3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

     Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.


Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation


If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio


PremPlus - 155273


K5


We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.

For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of
Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation
Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing
Dates occur on each Contract anniversary and after the following transactions:

1) receipt of additional premiums;

2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3) withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the


PremPlus - 155273


K6

Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix I – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1) if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death
(“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2) the date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1) The spouse is at least 50 years old on the date the Contract is continued; and

2) The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1) The rider will continue in the Growth Phase;

2) On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the ING
LifePay Base and the then current Contract value;

3) The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

4) The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1) The rider will continue in the Withdrawal Phase.

2) On the Contract anniversary following the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual
Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the
Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the
Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual
Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date


PremPlus - 155273


K7

(adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3) The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit
Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1) spousal continuation as described above;

2) change of owner from one custodian to another custodian;

3) change of owner from a custodian for the benefit of an individual to the same individual;

4) change of owner from an individual to a custodian for the benefit of the same individual;

5) collateral assignments;

6) change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7) change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING
LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) Rider. The ING Joint
LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum


PremPlus - 155273


K8

level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant, and
Beneficiary Requirements,” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay rider is available for
Contracts issued on and after November 1, 2004 (subject to availability) that do not already have a living benefit rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. For
Contracts with the ING LifePay rider, you may elect the ING Joint LifePay rider in place of the ING LifePay rider for a limited time. For more information, please contact our Customer Service Center. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

Charge. The charge for the ING Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%


PremPlus - 155273


K9

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated when the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic
Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest
Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix
C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay rider. These events automatically cancel the ING
Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1) terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;

2) die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider); or

3) change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1) For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2) For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary


PremPlus - 155273


K10

beneficiaries).

3) In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the ING Joint LifePay rider is issued
(the “effective date of the ING Joint LifePay rider”) and continues until the earliest of:

1) the annuity commencement date;

2) reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3) reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4) the surrender of the contract; or

5) the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

As described below, certain features of the ING Joint LifePay rider may differ depending upon whether you are in
Lifetime Guaranteed Withdrawal Status.

How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than investment advisory fees, as described below, or the annuity commencement date, whichever occurs first. During the accumulation phase of the contract, the ING Joint LifePay rider may be in either the Growth
Phase or the Withdrawal Phase. During the income phase of the contract, the ING Joint LifePay rider may only be in the Withdrawal Phase. The ING Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the ING Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the ING
Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the ING Joint LifePay rider and contract terminate (other than those provisions regarding the payment of the
Maximum Annual Withdrawal, as described below) and you can no longer elect to receive annuity payments.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The
ING Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1) If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium, plus premium credits.

2) If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3) The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the


PremPlus - 155273


K11

Growth Phase and premium credits, if applicable (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint
LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint
LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth
Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the ING
Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the
Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual
Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced on a pro-rata basis.
This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum
Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and


PremPlus - 155273


K12

will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2
below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1) If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual
Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2) You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3) Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4) Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any
Additional Withdrawal Amount.

5) Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6) The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

7) If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional
Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal
Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:


PremPlus - 155273


K13

1) the contract will provide no further benefits (including death benefits) other than as provided under the
ING Joint LifePay rider;

2) no further premium payments will be accepted; and

3) any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint
LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual
Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the contract value on the Reset Effective Date. The reset option is only available when the ING Joint LifePay rider is in Lifetime
Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See
Illustration 4 below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.


PremPlus - 155273


K14

While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing,” below.


Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation


If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio


We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.


PremPlus - 155273


K15

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING
Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1) receipt of additional premiums;

2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3) withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix I – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the
Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint
LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1) If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint LifePay coverage and charges will continue. As of the date the contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum
Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint
LifePay Reset Option, and rider charges will not increase.


PremPlus - 155273


K16

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2) If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint
LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1) spousal continuation by an active spouse, as described above;

2) change of owner from one custodian to another custodian for the benefit of the same individual;

3) change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4) change of owner from an individual to a custodian for the benefit of the same individual;

5) collateral assignments;

6) for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7) for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8) change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual
Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed


PremPlus - 155273


K17

the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) *
$5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the
Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount


PremPlus - 155273


K18

by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the
same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset
Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).


PremPlus - 155273


K19

APPENDIX L

Minimum Guaranteed Withdrawal Benefit
(Applicable to Contracts Issued in States Where ING LifePay is Not Available)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING
PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the
MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment
Amount depends on when you purchase the MGWB rider and equals:

1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your
Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit
Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for
Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal
Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded
Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB
Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum
Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount.
Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded
Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the
MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples,” below.


PremPlus - 155273


L1

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB
Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal
Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to
Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded
Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to
Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered
Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net
contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your
Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1) your contract value is greater than zero;

2) your MGWB Withdrawal Account is greater than zero;

3) you have not reached your latest allowable annuity start date;

4) you have not elected to annuitize your Contract; and

5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1) your MGWB Withdrawal Account is greater than zero;

2) you have not reached your latest allowable annuity start date;

3) you have not elected to annuitize your Contract; and

4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date,
(ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal
Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will


PremPlus - 155273


L2

not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic
Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted
Value (defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the
Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal
Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB
Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-
Up Benefit:

1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of
1.00% of contract value;

2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.
Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit
Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.


PremPlus - 155273


L3

Minimum Guaranteed Withdrawal Benefit rider[1]:

Maximum Annual Charge if Step-Up
As an Annual Charge	As a Quarterly Charge	Benefit Elected[2]
0.45% of contract value	0.1125% of contract value	1.00% of contract value


1 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

2 If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up
Benefit, above.”

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB
Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the
Maximum Annual Withdrawal Amount (“Excess Withdrawal Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the
MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a
withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess
Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 *
(1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to
Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 *
7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is
$7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is
$120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).


PremPlus - 155273


L4

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the
EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to
Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 *
7%).

Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered
Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the
Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered
Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is
$38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from
Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 /
$40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the
EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to
Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 *
7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds
(“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered
Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is
$30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from
Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal
Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered
Withdrawal Account is increased to $85,000 ($75,000 + $10,000).


PremPlus - 155273


L5

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds
(“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded
Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is
$50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from
Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of
$12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).


PremPlus - 155273


L6

APPENDIX M

State Variations


This Appendix M contains important state specific variations for Contracts issued in Massachusetts, Washington and Oregon. The prospectus and this Appendix M provide a general description of the Contract, so please see your
Contract, any endorsements and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

1. The Fixed Interest Division is not available.

2. TSA loans are not available.

3. The Waiver of Surrender Charge for Extended Medical Care or Terminal Illness is not available.

For Contracts issued in the State of Washington, the following provisions apply:

1. The Fixed Account is not available.

2. The Minimum Guaranteed Income Benefit (MGIB) Rider Charge, is only deducted from the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division.

3. The following describes the death benefit options for Contracts issued in the State of Washington on or before
April 30, 2009. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

         1) the contract value; and

         2) the cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum
Guaranteed Death Benefit.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a pro-rata adjustment for any withdrawal.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death
Benefit, certain investment portfolios, and the Fixed Account are designated as “Special Funds.”

PremPlus - 155273

M1



The following investment options are designated as Special Funds: the ING Liquid Assets Portfolio and the Fixed
Interest Division.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.

For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The ING Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12,
2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the ING VP Intermediate Bond
Portfolio is designated as a Special Fund.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max
5.5 Enhanced Death Benefit

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

1) the Standard Death Benefit;

2) the floor; and

3) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed
Death Benefit for Non-Special Funds.

For Contract issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special
and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below.
For
Contracts issued before April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap. Please see your contract for details regarding the terms of your death benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-
rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the
5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b)
divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death
Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed

PremPlus - 155273

M2



Death Benefit in Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed
Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death
Benefit for Non-Special Funds.

The floor for the 5.5 % Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth)
unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special
Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds.
Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1) the Standard Death Benefit; and

2) the Annual Ratchet Minimum Guaranteed Death Benefit.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

1) the initial premium payment;

2) increased dollar for dollar by any premium added after issue;

3) adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual
Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn. The amount of the pro-rata adjustment for withdrawals will equal (a) times (b) divided by (c):
where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the
Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death
Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds
We will be designating certain investment portfolios as “Excluded Funds.” Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the

PremPlus - 155273

M3



extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded
Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for
Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

4. The charges, fees and expenses are as described in the prospectus for the applicable variable annuity contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit elected is 1.80%.

For Contracts issued in the State of Oregon, the following provisions apply:

1. The annuity start date must be:

a. At least 9 years from the contract date or the 9th contract anniversary following the most recent premium payment, if later; and

b. Before the month end of the month immediately following the annuitant’s 90th birthday or 10 year from the contract date, if later.

2. If it is necessary to deduct the annual administrative charge from your Fixed Interest Division allocations, such deduction will be limited to the amount of interest credited to such allocation(s) in excess of the minimum guaranteed interest rate of 3%

3. A surrender charge will not be deducted if the Contract is surrendered on the annuity start date.

PremPlus - 155273

M4



ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

PremPlus - 155273	04/30/2010


Part B

Statement of Additional Information
ING GoldenSelect Premium Plus®
Deferred Combination Variable and Fixed Annuity Contract
Issued by
SEPARATE ACCOUNT B
of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines,
Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2010

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING
USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of ING USA Annuity and Life Insurance Company as of December 31, 2009
and 2008, and for each of the three years in the period ended December 31, 2009, included in the
Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2009, 2008 and 2007 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$275,329,257, $622,486,274 and $568,432,009, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $123,231,239, $139,224,091 and
$109,907,841 for the years ended 2009, 2008 and 2007, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI following the financial statements of the separate account.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-
day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced
Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company
Statements of Operations for the years ended December 31, 2009, 2008 and 2007
Balance Sheets as of December 31, 2009 and 2008
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007
Notes to Financial Statements

Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B
Statements of Assets and Liabilities as of December 31, 2009
Statements of Operations for the year ended December 31, 2009
Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
Notes to Financial Statements

Condensed Financial Information

5

     ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements

Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2009, 2008, and 2007	C-3
Balance Sheets as of December 31, 2009 and 2008	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2009, 2008, and 2007	C-6
Statements of Cash Flows for the years ended
December 31, 2009, 2008, and 2007	C-8
Notes to Financial Statements	C-10

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2009 and 2008, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 31, 2010

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations
(In millions)

	Year Ended December 31,
	2009	2008	2007
Revenue:
Net investment income	$ 1,416.5	$ 1,438.0	$ 1,346.4
Fee income	943.2	1,152.4	1,198.9
Premiums	694.1	19.1	19.6
Net realized capital losses:
Total other-than-temporary impairment losses	(607.6)	(1,028.1)	(153.3)
Portion of other-than-temporary impairment losses
recognized in Other comprehensive income (loss)	118.0	-	-
Net other-than-temporary impairments recognized in earnings	(489.6)	(1,028.1)	(153.3)
Other net realized capital losses	(2,011.6)	(453.6)	(237.9)
Total net realized capital losses	(2,501.2)	(1,481.7)	(391.2)
Other income	0.9	0.2	0.1
Total revenue	553.5	1,128.0	2,173.8
Benefits and expenses:
Interest credited and other benefits to contractowners	590.4	1,716.0	1,312.0
Operating expenses	386.1	291.7	269.6
Net amortization of deferred policy acquisition
costs and value of business acquired	(362.2)	680.5	408.1
Interest expense	32.9	30.5	32.5
Other expense	39.6	35.7	24.2
Total benefits and expenses	686.8	2,754.4	2,046.4
(Loss) income before income taxes	(133.3)	(1,626.4)	127.4
Income tax benefit	(136.5)	(245.2)	(1.6)
Net income (loss)	$ 3.2	$ (1,381.2)	$ 129.0

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $17,724.3 at 2009 and $20,229.0 at 2008)	$ 17,156.5	$ 16,967.5
Equity securities, available-for-sale, at fair value
(cost of $150.8 at 2009 and $257.6 at 2008)	154.3	253.9
Short-term investments	2,044.0	111.7
Mortgage loans on real estate	3,413.2	3,923.3
Policy loans	131.6	144.4
Loan - Dutch State obligation	1,026.0	-
Limited partnerships/corporations	252.6	332.9
Derivatives	317.4	340.3
Other investments	23.9	24.4
Securities pledged (amortized cost of $1,079.4 at 2009
and $1,141.2 at 2008)	1,092.5	1,168.7
Total investments	25,612.0	23,267.1
Cash and cash equivalents	37.8	610.8
Short-term investments under securities loan agreement	169.0	130.4
Accrued investment income	187.3	214.5
Receivable for securities sold	7.6	9.1
Premium receivable	86.9	303.1
Deposits and reinsurance recoverable	3,350.0	5,349.3
Deferred policy acquisition costs	3,718.0	4,205.5
Value of business acquired	113.4	195.1
Sales inducements to contractowners	810.2	624.3
Short-term loan to affiliate	545.5	-
Due from affiliates	816.3	14.5
Current income tax recoverable	-	321.1
Other assets	398.7	481.9
Assets held in separate accounts	42,996.1	34,090.8
Total assets	$ 78,848.8	$ 69,817.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 27,044.7	$ 32,570.7
Payable for securities purchased	115.7	4.1
Payables under securities loan agreement,
including collateral held	201.1	148.0
Borrowed money	311.1	483.1
Notes to affiliates	435.0	435.0
Due to affiliates	122.5	151.7
Current income taxes	69.0	-
Deferred income taxes	767.5	35.8
Other liabilities	4,045.2	1,130.8
Liabilities related to separate accounts	42,996.1	34,090.8
Total liabilities	76,107.9	69,050.0

Shareholder's equity:
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	5,172.7	4,335.4
Accumulated other comprehensive income (loss)	(512.8)	(1,333.7)
Retained deficit	(1,921.5)	(2,236.7)
Total shareholder's equity	2,740.9	767.5
Total liabilities and shareholder's equity	$ 78,848.8	$ 69,817.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2007	$ 2.5 $	3,978.4 $	(12.1) $	(984.5) $	2,984.3
Comprehensive income (loss):
Net income	-	-	-	129.0	129.0
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)
Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)
Total comprehensive loss					(19.6)
Capital contribution	-	150.0	-	-	150.0
Employee share-based payments	-	4.3	-	-	4.3
Balance at December 31, 2007	2.5	4,132.7	(160.7)	(855.5)	3,119.0
Comprehensive loss:
Net loss	-	-	-	(1,381.2)	(1,381.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(1,831.4) pretax), including
valuation allowance of $17.1	-	-	(1,173.3)	-	(1,173.3)
Pension liability ($0.5 pretax)	-	-	0.3	-	0.3
Total comprehensive loss					(2,554.2)
Capital contribution from Parent	-	1,100.0	-	-	1,100.0
Capital distribution to Parent	-	(900.0)	-	-	(900.0)
Employee share-based payments	-	2.7	-	-	2.7
Balance at December 31, 2008	2.5	4,335.4	(1,333.7)	(2,236.7)	767.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2008	$ 2.5	$ 4,335.4	$ (1,333.7)	$ (2,236.7)	$ 767.5
Cumulative effect of change in
accounting principle, net of DAC
and tax	-	-	(312.0)	312.0	-
Comprehensive income:
Net income	-	-	-	3.2	3.2
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($1,744.7 pretax), including change
in tax valuation allowance of $(99.7)	-	-	1,233.6	-	1,233.6
Portion of other-than-temporary
impairment losses recognized in
other comprehensive income
(loss) ($(118.0) pretax), including
increase in tax valuation allowance
of $41.3	-	-	(118.0)	-	(118.0)
Change in other-than-temporary
impairment losses recognized in
other comprehensive income
(loss) ($17.9 pretax), including
decrease in tax valuation allowance
of $(6.3)	-	-	17.9	-	17.9
Pension liability ($0.9 pretax)	-	-	(0.6)	-	(0.6)
Total comprehensive income					1,136.1
Capital contribution from Parent	-	835.0	-	-	835.0
Employee share-based payments	-	2.3	-	-	2.3
Balance at December 31, 2009	$ 2.5	$ 5,172.7	$ (512.8)	$ (1,921.5)	$ 2,740.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
(In millions)

		Year Ended December 31,
	2009	2008	2007
Cash Flows from Operating Activities:
Net income (loss)	$ 3.2	$ (1,381.2)	$ 129.0
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(477.4)	(888.6)	(864.5)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	(584.7)	910.2	528.3
Net accretion/decretion of discount/premium	55.2	74.7	52.2
Future policy benefits, claims reserves, and
interest credited	1,203.5	2,156.8	1,368.5
Provision for deferred income taxes	220.6	509.6	(69.0)
Net realized capital losses	2,501.2	1,481.7	391.2
Change in:
Accrued investment income	27.2	2.4	(33.2)
Reinsurance recoverable (excluding GICs)	(705.2)	(827.0)	(132.4)
Other receivables and asset accruals	318.4	(389.9)	2.5
Other reinsurance asset	(19.0)	(353.8)	-
Due to/from affiliates	(831.0)	64.5	56.0
Income tax recoverable	-	(361.8)	-
Other payables and accruals	1,499.6	17.9	42.9
Employee share-based payments	1.7	2.7	4.3
Other, net	(209.8)	163.8	2.2
Net cash provided by operating activities	3,003.5	1,182.0	1,478.0
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	6,830.0	7,478.8	10,631.8
Equity securities, available-for-sale	136.5	162.8	16.5
Mortgage loans on real estate	566.6	474.5	776.1
Limited partnership/corporations	92.6	533.9	15.2
Derivatives	193.4	235.8	261.7
Acquisition of:
Fixed maturities, available-for-sale	(3,162.7)	(7,002.2)	(15,767.5)
Equity securities, available-for-sale	(10.2)	(272.0)	(193.5)
Mortgage loans on real estate	(81.1)	(700.3)	(790.6)
Limited partnerships/corporations	(32.9)	(503.8)	(320.6)
Derivatives	(2,478.8)	(293.9)	(238.8)
Short-term investments, net	(1,931.1)	77.2	(53.8)
Loan-Dutch State obligation, net	180.5	-	-
Policy loans, net	12.8	-	-
Collateral held, net	14.5	6.2	11.5
Other, net	0.9	13.7	1.9
Net cash provided by (used in) investing activities	331.0	210.7	(5,650.1)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 4,552.6	$ 8,473.0	$ 10,458.9
Maturities and withdrawals from investment contracts	(11,282.1)	(9,520.7)	(7,062.2)
Reinsurance recoverable on investment contracts	2,704.5	93.8	275.3
Notes to affiliates	(545.5)	-	-
Short-term repayments of repurchase agreements, net	(172.0)	(232.4)	(54.1)
Capital distribution to Parent	-	(900.0)	-
Capital contribution from Parent	835.0	1,100.0	150.0
Net cash (used in) provided by financing activities	(3,907.5)	(986.3)	3,767.9
Net (decrease) increase in cash and cash equivalents	(573.0)	406.4	(404.2)
Cash and cash equivalents, beginning of year	610.8	204.4	608.6
Cash and cash equivalents, end of year	$ 37.8	$ 610.8	$ 204.4
Supplemental cash flow information:
Income taxes (received) paid, net	$ (753.7)	$ (393.1)	$ 21.3
Interest paid	$ 35.4	$ 50.5	$ 67.1
Non-cash transfers:			-
Securities received from affiliate under reinsurance agreement	$ 2,084.7	-	-
Loan-Dutch State obligation	$ 1,206.5	-	-

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as
appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or
“Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository
Shares listed on the New York Stock Exchange under the symbol “ING”.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or a combination thereof.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers. The Company intends to cease sales of its variable annuity products during the first half of 2010, as part of a global business strategy and risk reduction plan.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans.
These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-
off, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-12, “Fair Value Measurements and Disclosures (ASC Topic
820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its
Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition,
ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP. The disclosure provisions required by
ASU 2009-12 are presented in the Investments footnote to these financial statements.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued ASU 2009-05, “Fair Value Measurements and Disclosures
(ASC Topic 820): Measuring Liabilities at Fair Value” (“ASU 2009-05”), which clarifies that in circumstances where a quoted price in an active market for an identical liability is not available, one of the following techniques should be used to measure a liability’s fair value:

§ The quoted price of the identical liability when traded as an asset; or
§ Quoted prices for similar liabilities or similar liabilities traded as assets; or
§ Another valuation technique consistent with the principles of ASC Topic 820, such as the income approach or a market approach.

ASU 2009-05 also clarifies that restrictions preventing the transfer of a liability should not be considered as an adjustment in the measurement of its fair value.

The provisions of ASU 2009-05 were adopted by the Company on December 31, 2009. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

FASB Accounting Standards Codification

In June 2009, the FASB issued ASU 2009-01, “Topic 105 – Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards No. 168, The
FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted
Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB
Accounting Standards CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Company adopted the Codification as of July 1, 2009. There was no effect on the
Company’s financial condition, results of operations, or cash flows. The Company has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic
855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30,
2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events
(Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in this
Organization and Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have
Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and
Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in
ASC Topic 820:

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Company on April 1,
2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-
temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,”
which requires:

§ Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;
§ Total other-than-temporary impairments (“OTTI”) to be presented in the statement of earnings with an offset recognized in other comprehensive income (loss) for the noncredit related impairments;
§ A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from retained earnings to accumulated other comprehensive income (loss); and
§ Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1,
2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $312.0 after considering the effects of deferred policy acquisition costs
(“DAC”) and income taxes of $(139.1) and $48.6, respectively, as an increase to April 1, 2009
Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of
April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$ 53.3
Foreign	69.2
Residential mortgage-backed	64.3
Commercial mortgage-backed	92.6
Other asset-backed	123.1
Total investments, available-for-sale	$ 402.5

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these financial statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments,” which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1,
2009 and are presented in the Financial Instruments footnote to these financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Company’s financial condition, results of operations, or cash flows.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§ How and why derivative instruments are used;
§ How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
§ How derivative instruments and related hedged items affect an entity’s financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1,
2009 and are included in the Financial Instruments footnote to these financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Company’s financial condition, results of operations, or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under ASC Topic
815, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued new guidance on business combinations, included in ASC
Topic 805, “Business Combinations.” ASC Topic 805 requires most identifiable assets, liabilities, noncontrolling interest, and goodwill acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the guidance requires:

§ Acquisition-related costs to be recognized separately and generally expensed;
§ Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
§ Contractual contingencies acquired to be recorded at acquisition-date fair values;
§ A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
§ The nature and financial effects of the business combination to be disclosed.

These provisions, as included in ASC Topic 805, also amend or eliminate various other authoritative literature.

In addition, in April 2009, the FASB issued new guidance on accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies, which rescinds requirements to recognize contingent assets and liabilities acquired in a business combination at fair value on the acquisition date, and reinstates certain previous guidance to value many of those contingencies under ASC Topic 450, “Contingencies.”

These provisions, as included in ASC Topic 805, were adopted by the Company on January 1,
2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions for the year ended December 31, 2009.

Equity Method Investment Accounting

In November 2008, a consensus was reached on new guidance on equity method investment accounting considerations, included in ASC Topic 323, “Investments-Equity Method and Joint
Ventures,” which requires, among other provisions, that:

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§ Equity method investments be initially measured at cost;
§ Contingent consideration only be included in the initial measurement;
§ An investor recognize its share of any impairment charge recorded by the equity investee;
and
§ An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment.

These provisions, as included in ASC Topic 323, were adopted by the Company on January 1,
2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions or changes in ownership for the year ended December 31, 2009.

New Accounting Pronouncements

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815):
Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another. The provisions of ASU 2010-11 are effective as of the beginning of the first fiscal quarter after June 15, 2010, with early adoption permitted. The Company does not expect an impact on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure
(ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-06.

Accounting and Reporting Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting
and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU
2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

§ A subsidiary or group of assets that is a business or nonprofit activity;
§ A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and
§ An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 are effective as of the beginning of the first interim or annual reporting period after December 15, 2009, and are required to be applied retrospectively to
January 1, 2009. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-02.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810):
Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,”
(“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities
(“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

§ Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and
§ Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic
810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers ASU
2009-17 for an investment in an entity that is accounted for as an investment company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2009-17 and ASU 2010-10 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-17 and ASU 2010-10.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers & Servicing (ASC Topic 860):
Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

§ Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;
§ Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders controls, unless the transfer meets the conditions for a participating interest; and
§ Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The
Company is currently in the process of determining the impact of adoption of the provisions of
ASU 2009-16.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Subsequent Events

The Company has evaluated subsequent events for recognition and disclosure through the date the financial statements, as of December 31, 2009 and for the three years ended December 31,
2009, 2008, and 2007, were issued.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Statements of Operations as an other-than-temporary impairment
(“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets in accordance with the requirements of ASC Topic 320.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In order to determine the amount of the OTTI that is considered a credit impairment, the
Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided.
Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of
2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level
2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in
Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for
RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009,
$96.6 and $13.1 billion of a total of $18.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Short-term investments: The fair values for certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value
(on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the
Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the
Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.
However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Embedded derivatives - Investment contract guarantees: The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for
Guaranteed Minimum Accumulation Benefits (“GMABs”) and Guaranteed Minimum
Withdrawal Benefits (“GMWBs”) without life contingencies in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also records for its fixed indexed annuity (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with US GAAP for derivative instruments and hedging activities.
The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for
GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2009, the credit spreads of ING and the Company decreased by approximately 158 basis points from
December 31, 2008, which resulted in changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative - reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International Limited (“SLDI”). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

The following investments are reported at values other than fair value on the Balance Sheets and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Loan - Dutch State obligation: The reported value of The State of the Netherlands (the “Dutch
State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the
Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Other investments: Other investments are comprised primarily of investments in joint ventures, accounted for under the equity method, and real estate reported at cost.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities
(“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the
Company, in turn, repays the loan amount along with the additional agreed upon interest.
Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral
Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Balance Sheets. At
December 31, 2009 and 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $354.1 and $562.8, respectively, and is included in
Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $311.1 and $483.1 at December 31,
2009 and 2008, respectively, and is included in Borrowed money on the Balance Sheets. In addition to the repurchase obligation, the Company holds $28.9 in collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and
2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and
2008, the fair value of loaned securities was $163.7 and $125.4, respectively, and is included in
Securities pledged on the Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of
Operations.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance arrangement is included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized
DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts as follows:

§ For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.
§ As of January 1, 2007, internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to
Net amortization of deferred policy acquisition costs and value of business acquired in the
Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include estimated future hedging and guaranteed benefit costs, surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and
VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience. Changes in, or deviation from the assumptions used can significantly affect the Company’s reserve level and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to a maximum of 10.0% for 2009, 2008, and 2007.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2009, 2008, and 2007, immediate annuity reserve interest discount rates varied up to a maximum of 8.0%.

Reserves for FIAs are computed in accordance with the requirements of FASB ASC Topic 944,
“Financial Services – Insurance”, Topic 815, “Derivatives and Hedging”, and Topic 820, “Fair
Value Measurements and Disclosures”. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Under the requirements of ASC Topic 944, the Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business that meets the requirements for additional reserves as outlined in ASC Topic 944, and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates using rates consistent with the deferred policy acquisition costs model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under
ASC Topic 815 and Topic 820. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For GICs, deposits made to the Company are not recorded as revenue in the Statements of
Operations, but are recorded directly to Future policy benefits and claims reserves on the
Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

§ such separate accounts are legally recognized;
§ assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
§ investments are directed by the contractholder;
§ and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the
Statements of Operations. The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the above criteria for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2009 and 2008, unrealized capital gains (losses) of $56.6 and
$(243.5), respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the
Company’s Balance Sheets.

Participating Insurance

Participating business approximates 7.9% of the Company’s ordinary life insurance in force and
29.2% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $12.4, $13.7, and $14.8, were incurred during the years ended December 31,
2009, 2008, and 2007, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits) result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 4,201.0	$ 2.5	$ 80.0	$ -	$ 4,123.5
U.S. government agencies and authorities	26.1	0.1	1.6	-	24.6
State, municipalities, and political
subdivisions	47.8	2.2	5.2	-	44.8

U.S. corporate securities:
Public utilities	997.4	57.5	6.9	-	1,048.0
Other corporate securities	4,290.8	247.8	71.8	0.4	4,466.4
Total U.S. corporate securities	5,288.2	305.3	78.7	0.4	5,514.4

Foreign securities(1):
Government	369.8	23.8	8.3	-	385.3
Other	2,880.8	131.7	78.5	0.4	2,933.6
Total foreign securities	3,250.6	155.5	86.8	0.4	3,318.9

Residential mortgage-backed securities	1,758.9	210.7	150.7	70.9	1,748.0
Commercial mortgage-backed securities	3,012.5	25.3	448.2	-	2,589.6
Other asset-backed securities	1,218.6	11.8	316.8	28.4	885.2

Total fixed maturities, including securities
pledged	18,803.7	713.4	1,168.0	100.1	18,249.0
Less: securities pledged	1,079.4	35.3	22.2	-	1,092.5
Total fixed maturities	17,724.3	678.1	1,145.8	100.1	17,156.5
Equity securities	150.8	4.3	0.8	-	154.3

Total investments, available-for-sale	$ 17,875.1	$ 682.4	$ 1,146.6	$ 100.1	$ 17,310.8

(1)	Primarily U.S. dollar denominated.
(s)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit impairments").

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$ 1,109.3	$ 74.3	$ 0.3	$ 1,183.3
U.S. government agencies and authorities	255.8	20.9	-	276.7
State, municipalities, and political subdivisions	48.2	0.3	9.0	39.5

U.S. corporate securities:
Public utilities	1,229.3	5.3	114.3	1,120.3
Other corporate securities	5,516.4	68.7	606.0	4,979.1
Total U.S. corporate securities	6,745.7	74.0	720.3	6,099.4

Foreign securities(1):
Government	413.3	3.6	64.4	352.5
Other	3,448.6	11.1	459.9	2,999.8
Total foreign securities	3,861.9	14.7	524.3	3,352.3

Residential mortgage-backed securities	4,264.0	122.3	803.0	3,583.3
Commercial mortgage-backed securities	3,585.1	-	1,027.9	2,557.2
Other asset-backed securities	1,500.2	9.2	464.9	1,044.5

Total fixed maturities, including securities pledged	21,370.2	315.7	3,549.7	18,136.2
Less: securities pledged	1,141.2	57.4	29.9	1,168.7
Total fixed maturities	20,229.0	258.3	3,519.8	16,967.5
Equity securities	257.6	0.3	4.0	253.9

Total investments, available-for-sale	$ 20,486.6	$ 258.6	$ 3,523.8	$ 17,221.4
(1) Primarily U.S. dollar denominated.

At December 31, 2009 and 2008, net unrealized losses were $551.2 and $3,237.7, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, excluding securities pledged, as of
December 31, 2009, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 493.7	$ 496.6
After one year through five years	5,322.7	5,505.3
After five years through ten years	3,875.6	3,957.2
After ten years	3,121.7	3,067.1
Mortgage-backed securities	4,771.4	4,337.6
Other asset-backed securities	1,218.6	885.2
Less: securities pledged	1,079.4	1,092.5
Fixed maturities, excluding securities pledged	$ 17,724.3	$ 17,156.5

The Company did not have any investments in a single issuer, other than obligations of the U.S.
government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2009. At
December 31, 2008, the Company had investments with five issuers, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the
Company’s Shareholder’s equity.

At December 31, 2009 and 2008, fixed maturities with fair values of $12.1 and $12.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2009 and 2008, approximately 26.1% and 13.3%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value as allowed under a provision of current US GAAP. The fair value of these instruments at December 31, 2009 and 2008 was $192.6 and $325.1,
respectively, and is included in Fixed maturities, available for sale, on the Balance Sheets. The impact to Other net realized capital gains (losses) on the Statements of Operations related to these hybrid instruments was $117.6 and $0.1 for the years ended December 31, 2009 and 2008, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is
required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At
December 31, 2009 and 2008, the Company had $1,304.5 and $2,995.2, respectively, in non-
putable funding agreements, including accrued interest, issued to the FHLB. At December 31,
2009 and 2008, assets with a market value of approximately $1,657.9 and $3,341.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

In conjunction with the January 2009 agreement with the Dutch State regarding the transfer of
80% of the Company's Alt-A residential mortgage backed securities (“Alt-A RMBS”), which included $386.0 in Alt-A RMBS pledged to the FHLB, the Company substituted the Alt-A
RMBS assets pledged with other fixed maturities. By February 17, 2009, the Company recalled these Alt-A securities in order to implement the transaction with the Dutch State and reduced the funding agreements issued to the FHLB pro rata.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain
ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up
Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the
Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s
Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated
Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the
Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch
State. Each ING company participating in the ING-Dutch State Transaction, including the
Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed
March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s
Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the
Company conveyed to ING Support Holding an 80% participation interest in its Designated
Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated
Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company
Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s
Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.
The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company reduced the unrealized loss balance in Accumulated other comprehensive loss included in Shareholder’s equity by
$411.3 and recognized a gain of $117.6, which was reported in Net realized capital losses on the
Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A
RMBS which had a book value of $18.9 was sold for cash to an affiliate, Lion II Custom
Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash
Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the
Company recognized a gain of $7.9 contemporaneous with the closing of the ING-Dutch State
Transaction, which was reported in Net realized capital gains (losses) on the Statements of
Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State
Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities
(“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the
Company, in turn, repays the loan amount along with the additional agreed upon interest.
Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral
Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Balance Sheets. At
December 31, 2009 and 2008, the carrying value of the securities pledged in dollar rolls and

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

repurchase agreement transactions was $354.1 and $562.8, respectively, and is included in
Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $311.1 and $483.1 at December 31,
2009 and 2008, respectively, and is included in Borrowed money on the Balance Sheets. In addition to the repurchase obligation, the Company holds $28.9 in collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and
2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and
2008, the fair value of loaned securities was $163.7 and $125.4, respectively, and is included in
Securities pledged on the Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships.
The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the
Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.9 at December 31, 2009 are included in Limited

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade
(“BIG”) securities by duration were as follows at December 31, 2009 and 2008.

		2009				2008
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$ 170.1	13.5% $	21.2	1.7%	$ 645.7	18.2% $	115.6	3.3%
More than six months and
twelve months or less
below amortized cost	259.3	20.4%	200.8	15.8%	828.3	23.3%	85.7	2.4%
More than twelve months
below amortized cost	419.0	33.0%	197.7	15.6%	1,776.4	50.0%	98.0	2.8%
Total unrealized capital losses	$ 848.4	66.9% $ 419.7		33.1%	$ 3,250.4	91.5% $	299.3	8.5%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2009 and
2008.

	Six Months	More than
	or Less	Six Months and	More than	Total
	Below	Twelve Months	Twelve Months	Unrealized
	Amortized	or Less Below	Below	Capital
2009	Cost	Amortized Cost	Amortized Cost	Losses
Interest rate or spread widening	$ 99.3	$ 31.6	$ 122.2	$ 253.1
Mortgage and other asset-backed securities	92.0	428.5	494.5	1,015.0
Total unrealized capital losses	$ 191.3	$ 460.1	$ 616.7	$ 1,268.1
Fair value	$ 5,275.9	$ 1,058.2	$ 2,714.5	$ 9,048.6

2008
Interest rate or spread widening	$ 198.7	$ 538.4	$ 516.7	$ 1,253.8
Mortgage and other asset-backed securities	562.6	375.6	1,357.7	2,295.9
Total unrealized capital losses	$ 761.3	$ 914.0	$ 1,874.4	$ 3,549.7
Fair value	$ 4,350.9	$ 4,522.0	$ 4,551.9	$ 13,424.8

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows at December 31, 2009 and 2008.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2009
U.S. Treasuries	$ 3,761.2	$ 80.0	$ -	$ -	$ -	$ -	$ 3,761.2	$ 80.0
U.S. government
agencies	15.2	0.8	8.2	0.8	-	-	23.4	1.6
and authorities
U.S. corporate, state,
and municipalities	273.8	6.7	108.1	13.5	737.7	64.1	1,119.6	84.3
Foreign	228.1	11.8	107.8	17.3	472.6	58.1	808.5	87.2
Residential
mortgage-backed	139.1	46.5	183.5	92.3	260.7	82.8	583.3	221.6
Commercial
mortgage-backed	795.5	44.1	534.6	243.1	682.7	161.0	2,012.8	448.2
Other asset-backed	63.0	1.4	116.0	93.1	560.8	250.7	739.8	345.2
Total	$ 5,275.9	$ 191.3	$ 1,058.2	$ 460.1	$ 2,714.5	$ 616.7	$ 9,048.6	$ 1,268.1

2008
U.S. Treasuries	$ 254.1	$ 0.3	$ -	$ -	$ -	$ -	$ 254.1	$ 0.3
U.S. corporate, state,
and municipalities	1,588.3	137.7	1,923.5	323.6	1,133.5	268.0	4,645.3	729.3
Foreign	747.8	61.4	1,225.9	214.8	920.5	248.1	2,894.2	524.3
Residential
mortgage-backed	884.7	307.3	436.2	76.6	759.5	419.1	2,080.4	803.0
Commercial
mortgage-backed	561.7	113.6	795.5	262.2	1,180.7	652.1	2,537.9	1,027.9
Other asset-backed	311.7	141.7	139.8	37.9	561.4	285.3	1,012.9	464.9
Total	$ 4,348.3	$ 762.0	$ 4,520.9	$ 915.1	$ 4,555.6	$ 1,872.6	$ 13,424.8	$ 3,549.7

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 81.5% of the average book value as of December 31, 2009. In addition, this category includes 461 securities, which have an average quality rating of A.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
Six months or less
below amortized cost	$ 6,184.5	$ 396.8	$ 265.1	$ 111.8	282	96
More than six months and
twelve months or less
below amortized cost	1,248.5	982.3	68.8	433.2	191	115
More than twelve months
below amortized cost	619.0	885.6	27.8	361.4	113	158
Total	$ 8,052.0	$ 2,264.7	$ 361.7	$ 906.4	586	369

2008
Six months or less
below amortized cost	$ 5,605.9	$ 6,569.3	$ 483.9	$ 2,279.4	807	732
More than six months and
twelve months or less
below amortized cost	2,481.8	852.6	181.8	452.7	335	116
More than twelve months
below amortized cost	1,428.5	35.8	130.6	21.3	173	19
Total	$ 9,516.2	$ 7,457.7	$ 796.3	$ 2,753.4	1,315	867

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
U.S. Treasuries	$ 3,841.2	$ -	$ 80.0	$ -	21	-
U.S. government agencies
and authorities	25.0	-	1.6	-	4	-
U.S. corporate, state and
municipalities	1,139.0	64.9	67.8	16.5	220	32
Foreign	712.7	183.0	33.1	54.1	93	30
Residential mortgage-backed	336.0	468.9	35.9	185.7	83	119
Commercial mortgage-backed	1,534.6	926.5	104.2	344.0	96	60
Other asset-backed	463.5	621.4	39.1	306.1	69	128
Total	$ 8,052.0	$ 2,264.7	$ 361.7	$ 906.4	586	369

2008
U.S. Treasuries	$ 254.4	$ -	$ 0.3	$ -	2	-
U.S. corporate, state and
municipalities	4,043.9	1,330.2	325.4	403.9	654	239
Foreign	2,341.8	1,076.6	174.3	350.0	314	168
Residential mortgage-backed	1,197.1	1,686.3	84.7	718.3	154	159
Commercial mortgage-backed	1,158.2	2,407.6	158.7	869.2	107	130
Other asset-backed	520.8	957.0	52.9	412.0	84	171
Total	$ 9,516.2	$ 7,457.7	$ 796.3	$ 2,753.5	1,315	867

For the year ended December 31, 2009, unrealized capital losses on fixed maturities decreased by $2.3 billion primarily due to the transfer of 80% interest in the Alt-A RMBS securities owned by the Company as a result of the Alt-A transaction with the Dutch State during the first quarter of 2009. In addition, improved economic conditions and tightening of credit spreads in
2009 served to increase the value of fixed maturities. These improvements were partially offset by the impact of the implementation of new US GAAP guidance on impairments in the second quarter of 2009, when certain noncredit impairments were reclassified into Other comprehensive income (loss), which were previously reported in Net realized capital gains
(losses).

At December 31, 2009, the Company had 19 fixed maturities with unrealized capital losses in excess of $10.0 million. The unrealized capital losses on these fixed maturities equaled $353.9, or 27.9% of the total unrealized losses, as of December 31, 2009. At December 31, 2008, the
Company held 53 fixed maturities with unrealized capital losses in excess of $10.0 million. The unrealized capital losses on these fixed maturities equaled $890.8, or 25.1% of the total unrealized capital losses, as of December 31, 2008.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value of the Company’s fixed maturities, including securities pledged to creditors, increased by $112.8, before tax and DAC, from December 31, 2008 through December 31,
2009, primarily due to improved economic conditions and tightening of credit spreads in 2009.

All securities with fair values less than amortized cost are included in the Company’s other-
than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-
Than-Temporary Impairments,” which follows this section. Management determined that no additional recognition of the unrealized loss as an other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Statements of Operations as an other-than-temporary impairment
(“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the
Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company’s credit-related and intent-related impairments included in the Statements of Operations, excluding noncredit impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2009, 2008, and 2007.

		2009		2008	2007
		No. of		No. of		No. of
	Impairment Securities		Impairment Securities		Impairment	Securities
U.S. Treasuries	$ 114.7	10	$ -	-	$ - *	1
U.S. Corporate	55.2	55	289.1	230	81.0	173
Foreign(1)	31.1	45	229.4	108	25.7	74
Residential mortgage-backed	78.6	84	289.8	98	3.0	24
Commercial mortgage-backed	70.9	5	107.4	26	-	-
Other asset-backed	114.5	44	75.1	67	43.3	91
Equity	3.3	5	32.0	12	-	-
Mortgage loans on real estate	20.9	8	4.8	1	-	-
Limited partnerships	0.4	1	0.5	1	0.3	1
Total	$ 489.6	257	$ 1,028.1	543	$ 153.3	364
* Less than $0.1.
(1) Primary U.S. dollar denominated.

The above schedule includes $171.2, $369.7, and $31.0, in other-than-temporary write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, related to credit impairments, which are recognized in earnings. The remaining $318.4, $658.4, and $122.3, in write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2009, 2008, and 2007.

		2009	2008		2007
		No. of		No. of		No. of
	Impairment Securities		Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ 114.7	10	$ -	-	$ - *	1
U.S. Corporate	45.9	41	199.8	178	70.6	161
Foreign(1)	25.6	41	146.5	87	21.4	68
Residential mortgage-backed	2.9	1	142.9	40	1.0	5
Commercial mortgage-backed	70.9	5	107.4	26	-	-
Other asset-backed	58.4	13	61.8	32	29.3	84
Total	$ 318.4	111	$ 658.4	363	$ 122.3	319
*Less than $0.1.
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the noncredit impairments recognized in Other comprehensive income (loss) by type for the year ended December 31, 2009.

	2009
		No of
	Impairment	Securities
U.S. corporate	$ 0.4	$ 2
Foreign(1)	0.4	3
Residential mortgage-backed	70.9	45
Other asset-backed	28.4	27
Total	$ 100.1	$ 77

(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments at December 31,
2009, 2008, and 2007, was $2,414.2, $2,268.4, and $2,353.8, respectively.

The following table identifies the amount of credit impairments on fixed maturities held by the
Company as of the dates indicated, for which a portion of the OTTI loss was recognized in
Other comprehensive income (loss), and the corresponding changes in such amounts.

2009
Balance at April 1, 2009(1)	$ 92.7
Additional credit impairments:
On securities not previously impaired	21.7
On securities previously impaired	13.8
Reductions:
Securities sold, matured, prepaid or paid down	(4.9)
Balance at December 31, 2009	$ 123.3
(1) Represents credit losses remaining in Retained earnings related to the adoption of new guidance on
OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income Sources of Net investment income were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$ 1,240.9	$ 1,361.0	$ 1,176.1
Equity securities, available-for-sale	21.0	(0.2)	3.3
Mortgage loans on real estate	202.8	223.6	233.1
Policy loans	7.6	8.8	9.0
Short-term investments and cash equivalents	5.6	4.5	6.7
Other	(1.2)	(53.3)	35.1
Gross investment income	1,476.7	1,544.4	1,463.3
Less: investment expenses	60.2	106.4	116.9
Net investment income	$ 1,416.5	$ 1,438.0	$ 1,346.4

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2009 and 2008, the Company had $18.0 and $21.2, respectively, of investments in fixed maturities which produced no net investment income.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale, including
net OTTI of $(465.0), $(990.8), and $(153.0)
in 2009, 2008, and 2007, respectively	$ (238.2)	$ (975.9)	$ (100.3)
Equity securities, available-for-sale, including
net OTTI of $(3.3), $(32.0), and $0.0
in 2009, 2008, and 2007, respectively	6.4	(52.9)	0.5
Derivatives	(2,249.4)	(447.5)	(291.0)
Other investments, including net OTTI of
$(21.3), $(5.3), and $(0.3) in 2009, 2008, and
2007, respectively	(20.0)	(5.4)	(0.4)
Net realized capital losses	$ (2,501.2)	$ (1,481.7)	$ (391.2)
After-tax net realized capital losses including
tax valuation allowance of $35.6, $(374.0),
and $0 in 2009, 2008, and 2007, respectively	$ (1,590.2)	$ (1,337.1)	$ (254.3)

Total net realized capital losses increased for the year ended December 31, 2009, primarily due to losses on futures related to a) a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital, b) hedging of variable annuity guaranteed death benefits, and c) beginning in the third quarter of 2009, hedging of variable annuity guaranteed living benefits (“VAGLB”) ceded to SLDI, an affiliate, under the combined coinsurance and coinsurance funds withheld agreement. However, the losses on the VAGLB futures incurred are ceded to SLDI and reported as a corresponding decrease in Interest credited and other benefits to policyholders. Futures were in a short position and their fair value decreased as equity markets improved in 2009. Total net realized capital losses were partially offset by several improvements such as a decline in net impairments due to improved market conditions in 2009 and the impact of new US GAAP guidance in the second quarter of 2009 which resulted in certain noncredit related impairments reported in Other comprehensive income (loss), whereas in 2008 such losses were reflected in Net realized capital losses. In addition, the sale of the Company’s Alt-A RMBS to the Dutch State during the first quarter of
2009 resulted in a gain and credit spread tightening and slightly lower average interest rates in
2009 improved the value of fixed maturities and increased gains upon sale. The value of hedges related to FIAs, which were in a long position, increased in value with the improved equity markets in 2009, and also served to partially offset overall net realized capital losses.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses were as follows for the years ended December 31, 2009,
2008, and 2007.

	2009	2008	2007
Proceeds on sales	$ 5,202.4	$ 6,893.4	$ 5,859.3
Gross gains	173.3	100.2	41.1
Gross losses	98.3	164.9	57.0

3. Financial Instruments

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

			2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 4,123.5	$ 12,613.4	$ 1,512.1	$ 18,249.0
Equity securities, available-for-sale	149.8	-	4.5	154.3
Derivatives	42.8	59.1	215.5	317.4
Embedded derivative on reinsurance	-	38.7	-	38.7
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	2,242.8	8.0	-	2,250.8
Assets held in separate accounts	42,996.1	-	-	42,996.1
Total	$ 49,555.0	$ 12,719.2	$ 1,732.1	$ 64,006.3

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIA")	$ -	$ -	$ 927.2	$ 927.2
Guaranteed Minimum Withdrawal and
Accumulation Benefits ("GMWB"
and "GMAB")	-	-	73.9	73.9
Other liabilities (primarily derivatives)	3.2	393.6	103.6	500.4
Total	$ 3.2	$ 393.6	$ 1,104.7	$ 1,501.5

(1) Level 3 net assets and liabilities accounted for 1.0% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 3.2%.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			2008
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 1,183.3	$ 14,363.3	$ 2,589.6	$ 18,136.2
Equity securities, available-for-sale	253.9	-	-	253.9
Derivatives	-	164.1	176.2	340.3
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	781.7	71.2	-	852.9
Assets held in separate accounts	34,090.8	-	-	34,090.8
Total	$ 36,309.7	$ 14,598.6	$ 2,765.8	$ 53,674.1

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIAs")	-	-	638.9	638.9
Guaranteed Minimum Withdrawal and
Accumulation Benefits ("GMWB" and
"GMAB")	-	-	153.0	153.0
Other liabilities (primarily derivatives)	-	614.0	166.2	780.2
Total	$ -	$ 614.0	$ 958.1	$ 1,572.1

(1) Level 3 net assets and liabilities accounted for 3.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 10.0%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided.
Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of
2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level
2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in
Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for
RMBS to determine proper classification in the valuation hierarchy.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009,
$96.6 and $13.1 billion of a total of $18.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices.
These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, the valuations of which are based upon a quoted market price and are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value
(on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better.
Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Investment contract guarantees: The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for GMABs and GMWBs without life contingencies in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

The Company also records for its FIA contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with
US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for
GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2009, the credit spreads of ING and the Company decreased by approximately 158 basis points from
December 31, 2008, which resulted in changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and SLDI. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC 825,
“Financial Instruments,” which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the
Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows at market risk-free rates adjusted for credit spreads.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Other investments: The fair value of other investments are estimated based on 70% of third party appraised value for joint ventures and third party appraised value for real estate.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2009 and 2008.

		2009		2008
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 18,249.0	$ 18,249.0	$ 18,136.2	$ 18,136.2
Equity securities, available-for-sale	154.3	154.3	253.9	253.9
Mortgage loans on real estate	3,413.2	3,417.3	3,923.3	3,803.3
Loan - Dutch State obligation	1,026.0	971.4	-	-
Policy loans	131.6	131.6	144.4	144.4
Cash, cash equivalents, Short-term
investments, and Short-term
investments under securities loan
agreement	2,250.8	2,250.8	852.9	852.9
Derivatives	317.4	317.4	340.3	340.3
Other investments	23.9	37.4	24.4	33.3
Deposits from affiliates	1,752.0	1,873.6	1,947.0	2,025.7
Embedded derivative on reinsurance	38.7	38.7	-	-
Assets held in separate accounts	42,996.1	42,996.1	34,090.8	34,090.8
Liabilities:
Investment contract liabilities:
Deferred annuities	20,665.8	20,766.5	19,282.5	18,986.2
Guaranteed investment contracts
and funding agreements	2,646.5	2,718.3	6,868.9	6,580.2
Supplementary contracts and
immediate annuities	823.6	782.7	866.5	883.9
Derivatives	500.4	500.4	780.2	780.2
Investment contract guarantees:
Fixed indexed annuities	927.2	927.2	638.9	638.9
Guaranteed minimum withdrawal
and accumulation benefits	73.9	73.9	153.0	153.0
Notes to affiliates	435.0	426.9	435.0	407.6

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to changes in derivatives, FIAs, and GMWBs and GMABs due to their impacts on the Company’s results of operations.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009 and 2008.

	Fixed maturities,		Equity		Investment
	available-for-sale		securities,		Contract Guarantees
	including		available-				GMWB/
	securities pledged		for-sale	Derivatives	FIA		GMAB
Balance at January 1, 2009	$ 2,589.6		$ -	$ 10.0	$ (638.9)		$ (153.0)
Capital gains (losses):
Net realized capital (losses) gains	(14.9)(1)		-	(60.3)(3)	(151.6)	(4)	85.3
Net unrealized capital
gains (losses)(2)	159.8		0.1	-	-		-
Total net realized and unrealized
capital gains (losses)	144.9		0.1	(60.3)	(151.6)		85.3
Purchases, sales, issuances, and
settlements, net	(527.0)		1.6	130.0	(136.7)		(6.2)
Transfer in to Level 3	-		2.8	-	-		-
Transfer out of Level 3	(695.4)		-	32.2	-		-
Balance at December 31, 2009	$ 1,512.1		$ 4.5	$ 111.9	$ (927.2)		$ (73.9)

Balance at January 1, 2008	$ 1,396.3		$ -	$ 298.2	$ (925.6)		$ (2.7)
Capital gains (losses):
Net realized capital (losses) gains	(7.5)	(1)	-	(76.2) (3)	328.4	(4)	(141.5)
Net unrealized capital gains (losses)(2)	27.9		-	-	-		-
Total net realized and unrealized
capital gains (losses)	20.4		-	(76.2)	328.4		(141.5)
Purchases, sales, issuances, and
settlements, net	(32.5)		-	(105.1)	(41.7)		(8.8)
Transfer in to Level 3	1,205.4		-	(106.9)	-		-
Balance at December 31, 2008	$ 2,589.6		$ -	$ 10.0	$ (638.9)		$ (153.0)

(1) This amount is included in Net realized capital gains (losses) with $(83.7) and $32.8 related to the amortization of book value included in Net investment income on the Statements of Operations for the years ended December 31, 2009 and 2008, respectively.
(2) The amounts in this line are included in Accumulated other comprehensive income (loss) on the Balance Sheets.
(3) This amount is included in Net realized capital gains (losses) on the Statements of Operations and contains unrealized gains (losses) on
Level 3 derivatives held at December 31, 2009 and 2008. All gains and losses on Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately by security.
(4) These amounts are included in Interest credited and other benefits to contractowners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

Changes in Level 3 fair value balances are discussed below by investment type.

Fixed Maturities available-for-sale including securities pledged: The amount of Level 3 fixed maturities for the year ended December 31, 2009, declined mainly due to the transfer of 80%
interest in the Company’s Alt-A RMBS to the Dutch State during the first quarter of 2009.
Transfers out of Level 3 represent the movement of Alt-A mortgage-backed securities to Level
2, as the market became active again for these securities at the end of 2009. These declines were partially offset by unrealized capital gains on Level 3 fixed maturities for the year ended

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

December 31, 2009, related to the decrease in unrealized losses due to the decrease in the
Level 3 fixed maturities portfolio related to the Dutch State transaction as well as increases in the value of fixed maturities as the markets improved in the latter part of 2009. Level 3 fixed maturities for the year ended December 31, 2008 increased primarily due the transfer in of subprime and Alt-A RMBS due to the lack of market activity for these securities in 2008.

Equity securities, available-for-sale: Equity securities transferred into Level 3 in 2009 represent private equities or equity securities not traded on an exchange, which are valued by sources other than a pricing service such as analytics or brokers.

Derivatives: For the year ended December 31, 2009, the change in value of Level 3 derivatives reflects the transfer from Level 3 to Level 1 of futures contracts, which are valued based on unadjusted prices from an active exchange.

Investment contract guarantees: The losses on the FIA embedded derivatives and gains on
GMWB/GMAB embedded derivatives were primarily driven by favorable equity market performance. For the year ended December 31, 2009, the net realized losses attributable to credit risk were $201.7.

Derivative Financial Instruments

See the Organization & Significant Accounting Policies footnote for disclosure regarding the
Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the
Company to hedge annuity products in an increasing interest rate environment.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Total return swaps: Total return swaps are used to hedge against a decrease in variable annuity account values which are invested in certain funds. The difference between floating-rate interest amounts calculated by reference to an agreed upon notional principal amount is exchanged with other parties at specified intervals.

Forwards: Forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. During 2009, futures contracts were also used as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. A decrease in equity markets may also negatively impact the Company’s investment in equity securities, and the futures income would serve to offset that effect. In addition, the
Company utilizes futures contracts in an anticipatory hedging program to hedge the effects of changes in interest rates related to commitments for future purchases of bonds. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense. The underlying reserve liabilities are valued under ASC 820, ASC 815 and ASC 944. The change in reserve liabilities is recorded in
Interest credited and other benefits to contractowners in the Statements of Operations.

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Both the options and the embedded derivative reserves are carried at fair value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.

The notional amounts and fair values of derivatives were as follows as of December 31, 2009 and 2008.

		2009				2008
	Notional	Asset	Liability		Notional	Asset	Liability
	Amount	Fair Value	Fair Value		Amount	Fair Value	Fair Value
Interest rate caps(1)	122.0	$ 0.4	$ (0.1)		122.0	$ 0.1	$ -	**
Interest rate swaps(1)	6,765.3	44.2	(325.1)		7,130.0	131.7	(565.7)
Foreign exchange swaps(1)	287.3	-	(52.9)		287.3	14.3	(30.3)
Credit default swaps(1)	358.9	0.3	(106.0)		477.0	12.7	(124.8)
Total return swaps(1)	124.3	-	(2.9)		-	-	-
Forwards(1)	528.5	14.2	-	**	156.0	1.9	-
Swaptions(1)	-	-	-		1,667.5	3.4	-
Futures(1)	5,121.8	42.8	(3.2)		2,593.9	1.4	(36.6)
Options(1)	5,097.8	215.5	(10.2)		3,744.2	174.8	(22.8)
Embedded derivatives:
Within securities(2)	N/A*	47.8	(9.4)		N/A*	103.7	(7.4)
Within retail annuity
products(3)	N/A*	-	(1,001.1)		N/A*	-	(791.9)
Within reinsurance
agreement(3)	N/A*	38.7	-		N/A*	-	-
Total	18,405.9	$ 403.9	$ (1,510.9)		16,177.9	$ 444.0	$ (1,579.5)

* N/A - Not applicable.
** Less than $0.1.
(1) The fair values of these derivatives are reported in Derivatives or Other liabilities on the Balance Sheets.
(2) The fair values of embedded derivatives within securities are reported in Fixed maturities, available-for-sale, on the
Balance Sheets with the underlying instrument.
(3) The fair values of embedded derivatives within retail annuity products and reinsurance agreements are reported in Future policy benefits and claim reserves on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2009 and 2008.

	2009	2008
Interest rate swaps(1)	$ (135.6)	$ (388.3)
Foreign exchange swaps(1)	(33.2)	30.2
Credit default swaps(1)	(12.9)	(31.5)
Total return swaps(1)	(52.6)	-
Forwards(1)	4.1	19.1
Futures(1)	(1,951.6)	200.9
Swaptions(1)	(1.5)	(3.3)
Interest rate caps(1)	0.2	2.5
Options(1)	(66.3)	(277.1)
Embedded derivatives:
Within securities(2)	(57.8)	57.5
Within retail annuity products(2)	(66.3)	186.9
Within reinsurance agreement(2)	38.7	-
Total	$ (2,334.8)	$ (203.1)

(1) Changes in value are included in Net realized capital losses on the Statements of Operations.
(2) Changes in value are included in Interest credited and other benefits to contractowners on the
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The
Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Balance Sheets and is reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At
December 31, 2009, the fair value of credit default swaps of $0.3 and $106.0 was included in
Derivatives and Other liabilities, respectively, on the Balance Sheets. At December 31, 2008, the fair value of credit default swaps of $12.7 and $124.8 was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. As of December 31, 2009 and 2008, the
maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $122.9 and $143.3, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships.
The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the
Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.9 at December 31, 2009 are included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

4. Deferred Policy Acquisition Costs and Value of Business Acquired Activity within DAC was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$ 2,669.9
Deferrals of commissions and expenses	729.1
Amortization:
Amortization	(592.0)
Interest accrued at 5% to 6%	162.2
Net amortization included in the Statements of Operations	(429.8)
Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of ASC Topic 944-30	(4.8)
Balance at December 31, 2007	2,908.4
Deferrals of commissions and expenses	781.7
Amortization:
Amortization	(814.9)
Interest accrued at 4% to 5%	146.4
Net amortization included in the Statements of Operations	(668.5)
Change in unrealized capital gains (losses) on available-for-sale securities	1,098.2
Effect of variable annuity guaranteed living benefits reinsurance	85.7
Balance at December 31, 2008	4,205.5
Deferrals of commissions and expenses	411.7
Amortization:
Amortization	171.7
Interest accrued at 4% to 5%	191.3
Net amortization included in the Statements of Operations	363.0
Change in unrealized capital gains (losses) on available-for-sale securities	(1,262.2)
Balance at December 31, 2009	$ 3,718.0

The estimated amount of DAC amortization expense, net of interest, is $251.8, $291.8, $293.6,
$337.3, and $413.7, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$ 110.1
Amortization:
Amortization	16.8
Interest accrued at 4% to 6%	4.9
Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)
Balance at December 31, 2007	128.7
Amortization:
Amortization	(18.7)
Interest accrued at 3% to 5%	6.7
Net amortization included in the Statements of Operations	(12.0)
Change in unrealized capital gains (losses) on available-for-sale securities	78.4
Balance at December 31, 2008	195.1
Amortization:
Amortization	(7.5)
Interest accrued at 3% to 5%	6.7
Net amortization included in the Statements of Operations	(0.8)
Change in unrealized capital gains (losses) on available-for-sale securities	(80.9)
Balance at December 31, 2009	$ 113.4

The estimated amount of VOBA amortization expense, net of interest, is $10.0, $10.6, $10.6,
$10.2, and $9.4, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The Net amortization of DAC and VOBA decreased for the year ended December 31, 2009, driven by an increase in estimated future gross profits due to the improvement in equity markets in 2009 and lower gross profits in 2009 primarily related to higher realized losses.

The increase in Net amortization of DAC and VOBA in 2008 compared to 2007 was primarily due to unfavorable separate account performance during 2008 which caused a significant acceleration of variable annuity DAC amortization, as a result of lower projections of fee income. In addition, this unfavorable performance required the Company to adjust its future gross profit projections for variable annuity hedging costs and guaranteed benefit costs, which also increased amortization.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

During 2009, 2008, and 2007, the Company adjusted its projections for future gross profits due to actual experience in the year, adjusted its k-factor for the impact of current period gross profit variances, and revised and unlocked certain assumptions for its fixed and variable annuity products. These adjustments and their acceleration (deceleration) impact on Amortization of
DAC and VOBA were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Impact of separate account growth and contractowner
withdrawal behavior different from assumptions	$ (324.1)	$ 491.8	$ 1.3
Impact of current year gross profit variances	342.6	227.2	-
Unlock of mortality, lapse, expense and mutual fund
sharing assumptions	88.9	(40.1)	(43.6)
Impact of refinements of gross profit projections	(0.9)	302.0	67.0
Total unlocking effect on Amortization of DAC and VOBA	$ 106.5	$ 980.9	$ 24.7

5. Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the State of Iowa Insurance Division (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of
(1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the
Company’s prior year statutory net gain from operations.

During 2009, the Company did not pay any dividends or return of capital distributions on its common stock to its Parent. During 2008, the Company paid its Parent a cash return of capital distribution in the amount of $900.0. During 2007, the Company did not pay any dividends or return of capital distributions on its common stock to its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING
AIH”), of which $835.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. During 2008, the Company received a $1.1 billion capital contribution from its Parent. During 2007, the Company received $150.0 in capital contributions from its Parent.

On February 19, 2010, the Company received a $239.0 capital contribution from its Parent. The contribution was comprised of proceeds from the sale of affiliated broker-dealers and the redistribution of currently existing capital within ING U.S. Insurance.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United
States. Statutory net income (loss) was $(638.3), $(831.4), and $(40.1), for the years ended
December 31, 2009, 2008, and 2007, respectively. Statutory capital and surplus was $1,486.1 and $1,872.7 as of December 31, 2009 and 2008, respectively. As specifically permitted by statutory accounting practices, statutory surplus as of December 31, 2009 includes the impact of a $239.0 capital contribution received by the Company from its immediate Parent on
February 19, 2010. As permitted by statutory accounting practices, statutory surplus as of
December 31, 2008 includes the impact of an $835.0 capital contribution received on February
24, 2009. In addition, as approved by the Division, statutory surplus as of December 31, 2008 reflects the acceptance as of December 31, 2008 of an $883.0 receivable from ING America
Insurance Holdings, Inc. ("ING AIH") payable to Security Life of Denver International Limited
("SLDI") into the reinsurance trust established by SLDI for the benefit of the Company. SLDI is the reinsurer of certain reserves associated with variable annuity contracts underwritten by the
Company. The reinsurance trust receivable was funded by a portion of a cash capital contribution of $1,217.0 made by ING AIH to SLDI on April 22, 2009. ING AIH is the indirect parent company of the Company and the immediate parent company of SLDI, and SLDI is an affiliate of the Company. Effective July 1, 2009, the Company and SLDI entered into an amended and restated reinsurance agreement. In accordance with the terms of the agreement,
$3.2 billion of assets were transferred from SLDI to the Company.

The Division has the ability to ease certain reserving requirements at its discretion. Due to the reduction in liquidity and the limited availability of letters of credit confirming banks, the
Department allowed the Company to accept unconfirmed letters of credit of up to $320.0 for reinsurance transactions. This allowed the Company to take the full reserve relief for reinsurance transactions with unconfirmed letters of credit. This reserve relief was available for the period from December 31, 2008 through January 1, 2010 and is not a permitted practice.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity
Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $151.2. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Division to grade-in the impact of higher reserve over a three year period.
The Company elected this grade-in provision, as allowed under AG43 and as approved by the
Division, which allows the Company to reflect the impact of adoption of $151.2 over a three year period. The impact of the grade-in for the year ended December 31, 2009 was a $79.2 increase in reserves and a corresponding decrease in statutory surplus.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. The effects on the Company’s 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to total assets and capital and surplus of $85.6. This adoption had no impact on total liabilities or net income.

6. Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”) additional reserve at December 31, 2009.

Area	Assumptions/Basis for Assumptions
Data used	Based on 1000 and 100 investment performance scenarios for GMIB,
LP/LPP & GMDB and AB/WB respectively.
Mean investment performance	8.125% for GMIB, LP and LPP, 8.43% for GMDB.
Zero rate curve + ING Bond spread for GMAB/WB. The bond spread varies between 0.4% and 1.1% based on term structure.
Volatility	16.53% for GMIB, LP and LPP, 16.38% for GMDB.
Blended 1 year implied forward volatilities for GMAB/WB. The forward volatilities range between 6.1% and 33.8% based on fund type.
Mortality	1999 and prior issues - 75.0%, 75.0%, 75.0%, 80.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively. 2000 and later issues - 55.0%, 55.0%, 65.0%, 65.0%, grading to 100% from age
80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	5.5%, based on the portfolio earned rate of the general account.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The assumptions used for calculating the additional guaranteed minimum income benefits
(“GMIB”) and Guaranteed Minimum Withdrawal for Life Benefit (LifePay “LP” and LifePay
Plus “LPP”) liabilities at December 31, 2009, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB, LP, and LPP liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves, reflecting the extent to which the benefit has a positive value as of the projection date.

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC Topic 944 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2009 and 2008, and the paid and incurred amounts by type for the years ended December 31, 2009 and 2008, were as follows:

	Guaranteed	Guaranteed	Guaranteed		Guaranteed
	Minimum	Minimum	Minimum		Withdrawal
	Death	Accumulation/	Income		For Life
	Benefit	Withdrawal Benefit	Benefit		Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)		(LP/LPP)
Separate account liability
at December 31, 2009	$ 42,996.1	$ 1,602.6	$ 15,418.6		$ 15,480.8
Separate account liability
at December 31, 2008	$ 34,090.8	$ 1,470.2	$ 12,701.6		$ 10,020.7

Additional liability balance:
Balance at January 1, 2008	$ 209.4	$ 11.2	$ 132.2		$ 5.9
Incurred guaranteed benefits	509.4	141.8	(132.2)	(1)	(5.9) (1)
Paid guaranteed benefits	(153.4)	-	-		-
Balance at December 31, 2008	$ 565.4	$ 153.0	$ -		$ -
Incurred guaranteed benefits	47.1	(79.1)	-		-
Paid guaranteed benefits	(134.9)	-	-		-
Balance at December 31, 2009	$ 477.6	$ 73.9	$ -		$ -
(1) Amounts represent full reinsurance of ceded reserves for GMIBs and LP/LPPs.

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2009 and 2008.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
2009	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
Net amount at risk, net of reinsurance	$ 9,108.7	$ 104.9	$ -	$ -
Weighted average attained age	65	68	-	-
2008
Net amount at risk, net of reinsurance	$ 15,035.8	$ 310.0	$ -	$ -
Weighted average attained age	64	66	-	-

C-66

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of
December 31, 2009 and 2008 was $43.0 billion and $34.1 billion, respectively.

7. Sales Inducements

During the year ended December 31, 2009, the Company capitalized and amortized $65.7 and
$(222.5), respectively, of sales inducements. During the year ended December 31, 2008, the
Company capitalized and amortized $106.9 and $229.7, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $810.2 and $624.3 as of December 31, 2009 and 2008,
respectively.

8. Income Taxes

The Company files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. The Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2009,
2008, and 2007.

	2009	2008	2007
Current tax (benefit) expense:
Federal	$ (357.2)	$ (754.9)	$ 26.6
Total	(357.2)	(754.9)	26.6
Deferred tax expense:
Other federal deferred tax expense (benefit)	220.7	509.7	(28.2)
Total deferred tax expense (benefit)	220.7	509.7	(28.2)
Total income tax benefit	$ (136.5)	$ (245.2)	$ (1.6)

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
(Loss) income before income taxes and cumulative
effect of change in accounting principle	$ (133.3)	$ (1,626.4)	$ 127.4
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	$ (46.6)	$ (569.2)	$ 44.6
Tax effect of:
Dividend received deduction	(53.7)	(48.9)	(49.5)
Valuation allowance	(35.6)	379.1	-
Other	(0.6)	(6.2)	3.3
Income tax benefit	$ (136.5)	$ (245.2)	$ (1.6)

Temporary Differences The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2009 and 2008, are presented below.

	2009	2008
Deferred tax assets:
Future policy benefits	$ 505.3	$ 288.7
Goodwill	2.4	3.7
Investments	367.7	466.5
Employee compensation and benefits	39.7	36.7
Unrealized losses	125.1	700.7
Other	70.4	54.1
Total gross assets before valuation allowance	1,110.6	1,550.4
Less: valuation allowance	(308.6)	(408.9)
Assets, net of valuation allowance	802.0	1,141.5

Deferred tax liabilities:
Deferred policy acquisition cost	(1,445.4)	(1,137.9)
Value of purchased insurance in force	(39.3)	(39.2)
Other	(84.8)	(0.2)
Total gross liabilities	(1,569.5)	(1,177.3)
Net deferred income liability	$ (767.5)	$ (35.8)

Net unrealized capital gains (losses) are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2009 and 2008, the Company had a tax valuation allowance of
$197.5 and $374.0, respectively, related to realized capital losses. The change from
December 31, 2008 to December 31, 2009 consists of (a) $(35.6) related to realized capital losses which is included in Net income (loss) and (b) $(140.9) related to the adoption of new US
GAAP guidance on impairments, as included in ASC Topic 320, which is reflected in
Accumulated other comprehensive income (loss). The tax valuation allowance recorded prior to adopting the new ASC Topic 320 guidance was reflected in Retained earnings. Additionally, at
December 31, 2009 and 2008, the Company had a tax valuation allowance of $106.0 and $29.8, respectively, which is included in Accumulated other comprehensive income (loss). As of
December 31, 2009, the tax valuation allowance on unrealized capital losses included $140.9, which was reclassified from beginning Retained earnings to Other comprehensive income (loss)
under ASC Topic 320. The Company also established a $5.1 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a payable to ING AIH of $69.0 and a receivable from ING AIH of $321.1 at
December 31, 2009 and 2008, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended
December 31, 2009 and 2008 are as follows:

	2009	2008
Balance at January 1	$ 64.9	$ 66.4
Additions for tax positions related to the current year	9.1	7.8
Additions for tax positions related to prior years	3.2	0.7
Reductions for tax positions related to prior years	(16.9)	(9.6)
Reductions for settlements with taxing authorities	-	(0.4)
Balance at December 31	$ 60.3	$ 64.9

The Company had $53.4 and $47.3 of unrecognized tax benefits as of December 31, 2009 and
2008, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in
Current income taxes and Income tax benefit on the Balance Sheets and Statement of
Operations, respectively. The Company had accrued interest of $4.4 as of December 31, 2009 and 2008.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

The Company is currently under audit by the Internal Revenue Service (“IRS”) for tax years
2002 and 2004 through 2009, and it is expected that the examination of tax years 2004 through
2008 will be finalized within the next twelve months. Upon finalization of the IRS examination it is reasonably possible that the unrecognized tax benefits will decrease by up to $7.6. The timing of the payment of the remaining allowance of $52.7 cannot be reliably estimated. The
Company and the IRS have agreed to participate in the Compliance Assurance Program
(“CAP”) for the tax years 2008 and 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in
August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

9. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas
Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and
ING North America filed a request for a determination letter on the qualified status of the
Retirement Plan, but has not yet received a favorable determination letter on the qualified status of the Retirement Plan. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed
(within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”).
As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to
December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were
$15.7, $10.8, and $13.0, for the years ended 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”).
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the
PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-
tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the
Company for the Savings Plan were $4.2, $5.6, and $4.9, for the years ended December 31,
2009, 2008, and 2007, respectively, and are included in Operating expenses in the Statements of
Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American
Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo).
Upon vesting, participants generally have up to seven years in which to exercise their vested

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S.
dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.
Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the
Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of
$4.5, $5.3, and $4.7, for the years ended December 31, 2009, 2008, and 2007, respectively.

For leo, the Company recognized minimal tax benefits in 2009, $0.7 in 2008, and $2.5 in 2007.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North
America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-
qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The
Company continues to offer access to medical coverage until retirees become eligible for
Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2009,
2008, and 2007, were $1.1, $1.3, and $0.6, respectively.

10. Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

§ Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended
December 31, 2009, 2008, and 2007, commissions were incurred in the amounts of $268.0,
$603.8, and $553.8, respectively.
§ Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING
USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2009, 2008, and
2007, expenses were incurred in the amounts of $51.0, $85.9, and $78.0, respectively.
§ Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the
Company’s variable separate accounts deposited in ING Investors Trust. On August 9,
2007, the Company and DSL entered into an amendment to the service agreement effective
July 31, 2007, which modifies the method for calculating the compensation owed to the
Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue DSL earns as investment advisor of ING Investors Trust (“IIT”) which is attributable to the Company’s deposits in
IIT. For the years ended December 31, 2009, 2008, and 2007, revenue for these services was $123.2, $139.2, and $109.0, respectively.
§ Services agreements with ING North America, dated September 1, 2000 and January 1,
2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $77.1, $93.0, and $96.6, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2009, 2008, and 2007, expenses related to the agreements were incurred in the amount of $26.3, $21.6, and $19.0, respectively.
§	Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2009, 2008, and 2007, revenue related to the agreement was $3.1, $6.5, and $6.3, respectively.
§	ING Advisors Network, a group of broker-dealers formerly affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2009, 2008, and 2007, ING Advisors Network sold new contracts of $442.2, $1,411.3, and $1,429.3, respectively. Certain of these affiliated broker-dealers were sold to Lightyear Capital LLC effective February 1, 2010.
§	Services agreement between the Company, Security Life of Denver Insurance Company (“SLD”), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to its Financial Products unit. For the years ended December 31, 2009, 2008, and 2007, the Company incurred expenses of $7.6, $8.9, and $1.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Reinsurance Ceded

Guaranteed Living Benefit Reinsurance Agreement

The Company entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited (“SLDI”), dated June 30, 2008, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000. Effective July 1, 2009, the Company and SLDI entered into an amended and restated reinsurance agreement to change the reinsurance basis of the existing automatic reinsurance agreement dated June 30, 2008 between the Company and SLDI from coinsurance to a combined coinsurance and coinsurance funds withheld basis. To effectuate this transaction, assets with a market value of $3.2 billion were transferred effective July 31, 2009 from SLDI to the Company, and the Company deposited those assets into a trust account. As of December 31, 2009, assets totaling $3.2 billion were on deposit in the trust account. Since December 31, 2009, no additional funds have been contributed to the trust. The Company also established a corresponding funds withheld liability to SLDI, which is included in Other liabilities on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

On July 1, 2009, the Company and SLDI also entered into an asset management services agreement pursuant to which SLDI will serve as asset manager for the funds withheld account established under the amended and restated reinsurance agreement, and SLDI will in turn retain its affiliate, ING Investment Management LLC as subadviser with respect to the funds withheld account assets.

At December 31, 2009 and 2008, the value of reserves ceded by the Company under this agreement was $878.6 and $732.3, respectively. In addition, a deferred loss on the transaction in the amount of $372.8 and $353.8 at December 31, 2009 and 2008, respectively, is presented in Other assets on the Balance Sheets and is amortized over the period of benefit.

Effective June 30, 2008, ING USA also entered into a services agreement with SLDI pursuant to which ING USA will provide certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the Covered Benefits reinsured by SLDI under the combined coinsurance and coinsurance funds withheld reinsurance agreement. For the years ended December 31, 2009 and 2008, revenue related to the agreement was $10.5 and $4.9, respectively.

Coinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, SLD.
Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. In addition,
ING USA assigned to SLD all future premiums received by ING USA attributable to the ceded contracts.

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of
Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $20.8, $19.9, and $21.2 for the years ended December 31, 2009, 2008, and 2007, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with SLD dated January
1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2009 and 2008, the value of reserves ceded by the Company under this agreement was $17.8 and
$17.2, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company is a party to a Facultative Coinsurance Agreement with its affiliate, SLD, effective August 20, 1999. Under the terms of this agreement, the Company facultatively cedes to Security Life, from time to time, certain GICs on a 100% coinsurance basis. The value of
GIC reserves ceded by the Company under this agreement was $47.5 and $2.5 billion at
December 31, 2009 and 2008, respectively. The decline in GIC reserves ceded is primarily due to the maturity of $1.9 billion ceded funding agreements issued to ING USA Global Funding
Trusts. The Company utilizes this reinsurance facility primarily for diversification and asset-
liability management purposes in connection with this business, which is facilitated by the fact that SLD is also a major GIC issuer. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

Monthly Renewable Term Agreement

The Company entered into a monthly renewable term (“MRT”) reinsurance agreement with
Canada Life Assurance Company (“Canada Life”), an unaffiliated Canadian insurance company, effective June 30, 2009. Under the terms of the agreement, the Company ceded 90%
of its net retained in-force block of group term life business and any new group term life business reinsured from ReliaStar Life Insurance Company (“RLI”), an affiliate, to Canada Life.

Reinsurance Assumed

Yearly Renewable Term Agreements

Effective December 1 and December 31, 2008, respectively, ING USA entered into two yearly renewable term reinsurance agreements with its affiliate, RLI, for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% of RLI’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

§ Individual life policies issued by RLI and previously assumed by RLI from ReliaStar Life
Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
§ In force individual life policies issued by RLI, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

ING USA received initial consideration of $3.9 from RLI. Thereafter, the Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2009 and 2008, the value of the reserves assumed by the Company under these agreements was $3.0 and $5.0, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Coinsurance Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, ING USA assumed
100% quota share of RLI’s net retained liability under certain Employee Benefits Group Annual
Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by ING USA.
Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset.
Monthly, ING USA will receive or pay a net settlement.

As of December 31, 2009 and 2008, the value of the reserves assumed by the Company under these agreements was $487.7 and $219.9, respectively.

Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% quota share of RLI’s net retained liability under assumed group life reinsurance in-force.

The initial premium of $60.0 was equal to the net Statutory reserve assumed by ING USA.
Thereafter, premiums are equal to the total earned reinsurance premiums collected by RLI, less a ceding commission. RLI will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset.
Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide RLI reserve credit in the excess of the funds withheld for reinsurance by providing a cash deposit or letter of credit.

As of December 31, 2009 and 2008, the value of the reserves assumed by the Company under this agreement was $58.2 and $60.0, respectively. Effective January 1, 2010, the Company terminated this agreement due to the sale of ING’s U.S. Group Reinsurance business to
Reinsurance Group of America (“RGA”).

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on
January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred interest expense of $0.4, $1.3, and $3.5, for the years ended December 31, 2009, 2008, and 2007, respectively. The Company earned interest income of $1.7, $2.8, and $6.7, for the years ended December 31, 2009, 2008, and 2007, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2009, the Company
had an outstanding receivable of $545.5 with ING AIH under the reciprocal loan agreement. At
December 31, 2008, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8,
1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2009, 2008, and 2007, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of
$400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life
Insurance and Annuity Company, RLI, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of
6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the
Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on
June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was
$25.4 for each of the years ended December 31, 2009, 2008, and 2007, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company, ING Verzekeringen
N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-
month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2011, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10,
2012.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proprietary Alpha Fund

The ING Proprietary Alpha Fund, LLC (“PAF”) is a multi-strategy investment fund established in 2007 as a U.S. domiciled limited liability company managed by ING Alternative Asset
Management LLC (“IAAM”), an affiliate. The investment strategies within PAF include both long and short exposures to various investments and utilize various fixed income, equity, and derivative financial instruments. In September 2007, ING USA invested $125.0 into PAF. The value of the Company’s investment in PAF was $13.7 and $22.6 at December 31, 209 and 2008,
respectively.

As of December 31, 2008, the Company recognized approximately $40.2 in losses related to financial instruments held by the PAF in the Lehman Liquidity Fund in response to the bankruptcy proceedings of Lehman Brothers, Inc. (“Lehman”).

ING Multi-Strategy Opportunity Fund

On September 30, 2008, the Company’s affiliate, SLDI transferred 51.9% of its interest in the
ING Multi-Strategy Opportunity Fund (the “Fund”) to the Company for a purchase price of
$68.9. At December 31, 2009, the Company had no investments in the various series of the ING
Multi-Strategy Opportunity Fund Series LLC as these investments were sold during 2009. At
December 31, 2008, the Company had an investment in the various series of the ING Multi-
Strategy Opportunity Fund Series LLC that totaled $66.8, which was included in Limited partnerships/corporations on the Balance Sheets.

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with
ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

As of December 31, 2009 and 2008, the Company had call options with a notional amount of
$260.0 and $162.3, respectively, and market value of $12.1 and $8.6, respectively, with ING
Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

11. Financing Agreements

The Company maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the
Company did not incur any interest expense for the year ended December 31, 2009 and 2008.
The Company incurred minimal interest expense for the year ended December 31, 2007. At
December 31, 2009 and 2008, the Company had no amounts outstanding under the revolving note facility.

Also see Financing Agreements in the Related Party Transactions footnote.

12. Reinsurance

At December 31, 2009, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates,
SLD and SLDI, related to GICs, fixed annuities, and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate,
RLI, related to certain life insurance policies and employee benefit group annual term policies.
The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks was $186.4 billion and $633.1 at
December 31, 2009 and 2008, respectively. The increase in reinsurance ceded in 2009 is primarily due to the MRT reinsurance agreement entered into June 30, 2009. Deposits and reinsurance recoverable were comprised of the following at December 31, 2009 and 2008.

	2009	2008
Claims recoverable from reinsurers	$ 9.3	$ 24.6
Receivable for reinsurance premiums	-	0.5
Reinsured amounts due to reinsurers	(26.1)	(33.8)
Reinsurance reserves ceded	1,068.9	3,384.8
Deposits	1,752.0	1,947.0
Other	545.9	26.2
Total	$ 3,350.0	$ 5,349.3

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Deposits (assumed) ceded under reinsurance	$ (2,034.2)	$ 1,632.0	$ 1,309.1
Premiums ceded under reinsurance	94.4	2.1	2.4
Reinsurance recoveries	9.1	1,212.6	1,723.2

Also see Reinsurance Agreements in the Related Party Transactions footnote.

13. Commitments and Contingent Liabilities Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2009, 2008, and 2007, rent expense for leases was $8.3, $8.7, and $7.9, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2009 through 2013 are estimated to be $6.6, $5.3, $5.3, $5.3, and
$5.3, respectively, and $13.6, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the
Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $354.6, of which $193.0 was with related parties. At
December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $421.4, of which $207.2 was with related parties. During 2009 and
2008, $19.5 and $176.2, respectively, was funded to related parties under these commitments.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements, the
Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the
Company to pay interest on any cash received equal to the Federal Funds rate. As of December
31, 2009 and 2008, the Company held $32.1 and $17.6, respectively, of cash collateral, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held on the Balance Sheets. In addition, as of December 31, 2009 and 2008, the Company delivered collateral of $574.6 and $480.4, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance
Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives;
potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues;
and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of
ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the
Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

14. Restructuring Charges 2008 Expense Reductions

During the fourth quarter of 2008, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to this expense reduction initiative include severance and other employee benefits and lease abandonment costs, which are included in Operating expenses on the Statements of Operations.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the years ended December 31, 2009 and 2008.

	2009	2008
Restructuring reserve beginning balance	$ 2.5	$ -
Restructuring charges:
Employee severance and termination benefits(1)	11.6	3.3
Future rent on non-cancelable leases(2)	-	0.4
Total restructuring charges	11.6	3.7
Intercompany charges and payments(3)	0.8	(0.5)
Payments applied against reserve(4)	(11.2)	(0.7)
Restructuring reserve at December 31	$ 3.7	$ 2.5

(1) Amounts represent charges to the Company for all severed employees that support the Company, including those within affiliates.
(2) Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company based upon the department that used the space, and the cash settlement occurred in January 2009 for the 2008 allowances.
(3) Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4) Amounts represent payments to employees of the Company.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 114 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits occurred during the first quarter of 2009, which resulted in the recognition of an immaterial loss related to unrecognized prior service costs.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

15. Accumulated Other Comprehensive Income (Loss) Shareholder’s equity included the following components of Accumulated other comprehensive loss as of December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital (losses) gains:
Fixed maturities, available-for-sale, including
OTTI of $(100.1) and $(402.5) of cumulative effect
of change in accounting principle in 2009	$ (554.7)	$ (3,234.0)	$ (122.3)
Equity securities, available-for-sale	3.5	(3.7)	(5.5)
DAC/VOBA adjustment on available-for-sale
securities, including $139.1 of cumulative effect
of change in accounting principle in 2009	(64.3)	1,139.7	(36.9)
Sales inducements adjustment on
available-for-sale securities	(0.1)	102.2	0.5
Other investments	(5.3)	(6.2)	(6.4)
Unrealized capital losses, before tax	(620.9)	(2,002.0)	(170.6)
Deferred income tax asset (includes $92.3
cumulative effect of change in accounting
principle in 2009)	217.3	700.7	59.7
Deferred tax asset valuation allowance
(includes $(140.9) cumulative effect of change
in accounting principle in 2009)	(106.0)	(29.8)	(46.9)
Net unrealized capital (losses) gains	(509.6)	(1,331.1)	(157.8)
Pension liability, net of tax	(3.2)	(2.6)	(2.9)
Accumulated other comprehensive loss	$ (512.8)	$ (1,333.7)	$ (160.7)

On April 1, 2009, the Company adopted new US GAAP guidance on impairments, included in
ASC Topic 320. As prescribed by this accounting guidance, noncredit impairments, reflecting the portion of the impairment between the present value of future cash flows and fair value, were recognized in Other comprehensive loss. As of December 31, 2009, net unrealized capital gains (losses) on available-for-sale fixed maturities included $100.1 of noncredit impairments.
In addition, a cumulative transfer of noncredit impairments of $(312.0), after considering the effects of DAC of $139.1 and income taxes of $(48.6), was made from beginning retained earnings to Accumulated other comprehensive income (loss) as of April 1, 2009.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax
(excluding the tax valuation allowance), related to changes in unrealized capital gains (losses)
on securities, including securities pledged, were as follows for the years ended December 31,
2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$ 2,679.3	$ (3,111.7)	$ (93.4)
Equity securities, available-for-sale	7.2	1.8	(7.0)
DAC/VOBA adjustment on
available-for-sale securities	(1,204.0)	1,176.6	(58.0)
Sales inducements adjustment on
available-for-sale securities	(102.3)	101.7	(0.5)
Other investments	0.9	0.2	0.2
Unrealized capital gains (losses), before tax	1,381.1	(1,831.4)	(158.7)
Deferred income tax (liability) asset	(483.4)	641.0	55.9
Net change in unrealized capital (losses) gains	$ 897.7	$ (1,190.4)	$ (102.8)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive loss, reported net of
DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital holding (losses) gains
arising during the year(1)	$ 717.7	$ (1,877.2)	$ (210.5)
Less: reclassification adjustment for (losses) gains
and other items included in Net (loss) income(2)	(180.0)	(686.8)	(107.7)
Net change in unrealized capital (losses)
gains on securities	$ 897.7	$ (1,190.4)	$ (102.8)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $1,104.1, $(2,888.0), and $(324.9), for the years ended December 31, 2009, 2008, and 2007, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were $(277.0),
$(1,056.6), and $(166.2), for the years ended December 31, 2009, 2008, and 2007, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss)
in the above table are determined by specific identification of each security sold or impaired during the period.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of noncredit impairments on fixed maturities recognized in Other comprehensive loss as of the dates indicated.

2009
Balance at April 1, 2009(1)	$ -
Additional noncredit impairments:
On securities not previously impaired	133.7
On securities previously impaired	0.5
Reductions:
Securities sold, matured, prepaid or paid down(2)	(17.9)
Securities with additional credit impairments(2)	(16.2)
Balance at December 31, 2009	$ 100.1

(1) New guidance on recognition and presentation of OTTI, included in ASC Topic 320, was adopted April 1, 2009. (2) Represents realization of noncredit impairments to Net income (loss).

FINANCIAL STATEMENTS
ING USA Annuity and Life Insurance Company
Separate Account B
Year ended December 31, 2009
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year ended December 31, 2009

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the “Divisions”) constituting ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Leisure Fund - Series I Shares	ING Evergreen Health Sciences Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	ING Evergreen Omega Portfolio - Service Class
BlackRock Global Allocation V.I. Fund - Class III	ING Evergreen Omega Portfolio - Service 2 Class
Columbia Funds Variable Insurance Trust:	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Columbia Asset Allocation Fund, Variable Series - Class A	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
Columbia Federal Securities Fund, Variable Series - Class A	ING Focus 5 Portfolio - Service Class
Columbia Large Cap Growth Fund, Variable Series - Class A	ING Franklin Income Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING Franklin Income Portfolio - Service 2 Class
Columbia Small Company Growth Fund, Variable Series -	ING Franklin Mutual Shares Portfolio - Service Class
Class A	ING Franklin Templeton Founding Strategy Portfolio - Service
Fidelity® Variable Insurance Products:	Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Global Resources Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Global Resources Portfolio - Service 2 Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Growth and Income Portfolio II - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Growth and Income Portfolio II - Service 2 Class
Franklin Small Cap Value Securities Fund - Class 2	ING Index Plus International Equity Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING Index Plus International Equity Portfolio - Service 2 Class
ING Balanced Portfolio - Class S	ING International Growth Opportunities Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING International Growth Opportunities Portfolio - Service 2
ING Intermediate Bond Portfolio - Class S	Class
ING Investors Trust:	ING Janus Contrarian Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Janus Contrarian Portfolio - Service 2 Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2	ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	Class
ING American Funds Asset Allocation Portfolio	ING JPMorgan Emerging Markets Equity Portfolio - Service 2
ING American Funds Bond Portfolio	Class
ING American Funds Growth Portfolio	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING American Funds Growth-Income Portfolio	ING JPMorgan Small Cap Core Equity Portfolio - Service 2
ING American Funds International Portfolio	Class
ING American Funds World Allocation Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING Artio Foreign Portfolio - Service 2 Class	ING LifeStyle Aggressive Growth Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Service	ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
Class	ING LifeStyle Conservative Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING LifeStyle Conservative Portfolio - Service 2 Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING LifeStyle Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING LifeStyle Growth Portfolio - Service 2 Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class	ING LifeStyle Moderate Growth Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service Class	ING LifeStyle Moderate Growth Portfolio - Service 2 Class
ING Clarion Global Real Estate Portfolio - Service 2 Class	ING LifeStyle Moderate Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING LifeStyle Moderate Portfolio - Service 2 Class
ING Clarion Real Estate Portfolio - Service 2 Class	ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Liquid Assets Portfolio - Service 2 Class	ING Solution 2015 Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class	ING Solution 2035 Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class	ING Solution Income Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Class	Service Class
ING MFS Total Return Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class	ING Templeton Foreign Equity Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING Multi-Manager International Small Cap Portfolio - Class S	ING Thornburg Value Portfolio - Service Class
ING Oppenheimer Active Allocation Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING PIMCO High Yield Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service Class	ING Strategic Allocation Portfolios, Inc.:
ING PIMCO Total Return Bond Portfolio - Service 2 Class	ING Strategic Allocation Conservative Portfolio - Class S
ING Pioneer Fund Portfolio - Service Class	ING Strategic Allocation Growth Portfolio - Class S
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Strategic Allocation Moderate Portfolio - Class S
ING Retirement Conservative Portfolio - Adviser Class	ING Variable Funds:
ING Retirement Growth Portfolio - Adviser Class	ING Growth and Income Portfolio - Class I
ING Retirement Moderate Growth Portfolio - Adviser Class	ING Growth and Income Portfolio - Class S
ING Retirement Moderate Portfolio - Adviser Class	ING Variable Insurance Trust:
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 3
ING T. Rowe Price Capital Appreciation Portfolio - Service 2	ING GET U.S. Core Portfolio - Series 4
Class	ING GET U.S. Core Portfolio - Series 5
ING T. Rowe Price Equity Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 6
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 7
ING Templeton Global Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8
ING Templeton Global Growth Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 9
ING Van Kampen Capital Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 10
ING Van Kampen Capital Growth Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 11
ING Van Kampen Global Franchise Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 12
ING Van Kampen Global Franchise Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 13
ING Van Kampen Global Tactical Asset Allocation Portfolio -	ING GET U.S. Core Portfolio - Series 14
Service Class	ING Variable Portfolios, Inc.:
ING Van Kampen Growth and Income Portfolio - Service Class	ING BlackRock Science and Technology Opportunities
ING Van Kampen Growth and Income Portfolio - Service 2 Class	Portfolio - Class S
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Dow Jones Euro STOXX 50 Index Portfolio - Class A
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2	ING FTSE 100 Index Portfolio - Class A
Class	ING Global Equity Option Portfolio - Class S
ING Mutual Funds:	ING Hang Seng Index Portfolio - Class S
ING Diversified International Fund - Class R	ING Index Plus LargeCap Portfolio - Class S
ING Partners, Inc.:	ING Index Plus MidCap Portfolio - Class S
ING American Century Large Company Value Portfolio - Service	ING Index Plus SmallCap Portfolio - Class S
Class	ING International Index Portfolio - Class S
ING American Century Small-Mid Cap Value Portfolio - Service	ING Japan Equity Index Portfolio - Class A
Class	ING Opportunistic Large Cap Growth Portfolio - Class S
ING Baron Small Cap Growth Portfolio - Service Class	ING Opportunistic Large Cap Portfolio - Class S
ING Columbia Small Cap Value Portfolio - Service Class	ING Russell™ Global Large Cap Index 75% Portfolio - Class S
ING Davis New York Venture Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Legg Mason Partners Aggressive Growth Portfolio - Service	ING Russell™ Large Cap Value Index Portfolio - Class S
Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Neuberger Berman Partners Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class	ING Russell™ Small Cap Index Portfolio - Class S
ING Oppenheimer Global Portfolio - Service Class	ING Small Company Portfolio - Class S
ING Oppenheimer Strategic Income Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class S
ING PIMCO Total Return Portfolio - Service Class	ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S

ING Variable Products Trust:	ProFunds:
ING International Value Portfolio - Class S	ProFund VP Bull
ING MidCap Opportunities Portfolio - Class S	ProFund VP Europe 30
ING SmallCap Opportunities Portfolio - Class S	ProFund VP Rising Rates Opportunity
Legg Mason Partners Variable Equity Trust:	Wells Fargo Funds Trust:
Legg Mason ClearBridge Variable Investors Portfolio	Wells Fargo Advantage Asset Allocation Fund
Legg Mason Global Currents Variable International All Cap	Wells Fargo Advantage C&B Large Cap Value Fund
Opportunity Portfolio	Wells Fargo Advantage Equity Income Fund
Legg Mason Partners Variable Income Trust:	Wells Fargo Advantage Large Company Growth Fund
Legg Mason Western Asset Variable High Income Portfolio	Wells Fargo Advantage Money Market Fund
Legg Mason Western Asset Variable Money Market Portfolio	Wells Fargo Advantage Small Cap Growth Fund
Oppenheimer Variable Account Funds:	Wells Fargo Advantage Total Return Bond Fund
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia April 9, 2010

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class A	Series - Class A
Assets
Investments in mutual funds
at fair value	$ 20,125	$ 975,691	$ 308	$ 22	$ 331
Total assets	20,125	975,691	308	22	331

Liabilities
Payable to related parties	4	86	-	-	-
Total liabilities	4	86	-	-	-
Net assets	$ 20,121	$ 975,605	$ 308	$ 22	$ 331

Net assets
Accumulation units	$ 20,121	$ 975,605	$ 308	$ 22	$ 331
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20,121	$ 975,605	$ 308	$ 22	$ 331

Total number of mutual fund shares	3,072,463	72,704,284	27,782	2,183	13,255

Cost of mutual fund shares	$ 29,319	$ 876,339	$ 384	$ 22	$ 319

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable	Portfolio -	Portfolio -	Securities
	Series - Class B	Series - Class A	Service Class 2	Service Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 150,097	$ 25	$ 183,283	$ 795,775	$ 12,116
Total assets	150,097	25	183,283	795,775	12,116

Liabilities
Payable to related parties	31	-	29	92	1
Total liabilities	31	-	29	92	1
Net assets	$ 150,066	$ 25	$ 183,254	$ 795,683	$ 12,115

Net assets
Accumulation units	$ 150,066	$ 25	$ 183,254	$ 795,683	$ 12,115
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 150,066	$ 25	$ 183,254	$ 795,683	$ 12,115

Total number of mutual fund shares	10,736,565	2,618	11,061,137	39,220,048	948,798

Cost of mutual fund shares	$ 184,980	$ 30	$ 267,379	$ 1,050,736	$ 13,791

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING	ING American
	ING Balanced	Intermediate	Funds Asset	ING American	ING American
	Portfolio -	Bond Portfolio -	Allocation	Funds Bond	Funds Growth
	Class S	Class S	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 6,900	$ 1,241,466	$ 306,235	$ 484,422	$ 2,104,719
Total assets	6,900	1,241,466	306,235	484,422	2,104,719

Liabilities
Payable to related parties	1	154	27	45	272
Total liabilities	1	154	27	45	272
Net assets	$ 6,899	$ 1,241,312	$ 306,208	$ 484,377	$ 2,104,447

Net assets
Accumulation units	$ 6,899	$ 1,241,312	$ 306,208	$ 484,377	$ 2,104,447
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,899	$ 1,241,312	$ 306,208	$ 484,377	$ 2,104,447

Total number of mutual fund shares	665,998	107,766,117	34,878,666	49,531,887	49,061,050

Cost of mutual fund shares	$ 8,579	$ 1,354,988	$ 274,661	$ 465,400	$ 2,503,105

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING American
	ING American	ING American	Funds World	ING Artio	ING Artio
	Funds Growth-	Funds	Allocation	Foreign	Foreign
	Income	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 1,376,562	$ 1,387,462	$ 102,089	$ 601,745	$ 46,743
Total assets	1,376,562	1,387,462	102,089	601,745	46,743

Liabilities
Payable to related parties	173	167	10	89	6
Total liabilities	173	167	10	89	6
Net assets	$ 1,376,389	$ 1,387,295	$ 102,079	$ 601,656	$ 46,737

Net assets
Accumulation units	$ 1,376,389	$ 1,387,295	$ 102,079	$ 601,656	$ 46,737
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,376,389	$ 1,387,295	$ 102,079	$ 601,656	$ 46,737

Total number of mutual fund shares	44,941,642	87,426,696	9,496,648	55,665,626	4,344,159

Cost of mutual fund shares	$ 1,624,898	$ 1,620,777	$ 87,437	$ 809,234	$ 58,192

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING BlackRock
	ING BlackRock	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock
	Inflation	Growth	Large Cap	Large Cap	Large Cap
	Protected Bond	Portfolio -	Growth	Value	Value
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 159,413	$ 148	$ 130,186	$ 25,196	$ 2,189
Total assets	159,413	148	130,186	25,196	2,189

Liabilities
Payable to related parties	12	-	21	4	-
Total liabilities	12	-	21	4	-
Net assets	$ 159,401	$ 148	$ 130,165	$ 25,192	$ 2,189

Net assets
Accumulation units	$ 159,401	$ 148	$ 130,165	$ 25,192	$ 2,189
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 159,401	$ 148	$ 130,165	$ 25,192	$ 2,189

Total number of mutual fund shares	15,690,208	17,088	15,085,232	2,613,689	228,251

Cost of mutual fund shares	$ 156,790	$ 206	$ 142,493	$ 34,397	$ 2,893

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion	ING Evergreen
	Estate	Estate	Real Estate	Real Estate	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 151,054	$ 2,299	$ 307,293	$ 18,839	$ 179,844
Total assets	151,054	2,299	307,293	18,839	179,844

Liabilities
Payable to related parties	18	-	67	3	28
Total liabilities	18	-	67	3	28
Net assets	$ 151,036	$ 2,299	$ 307,226	$ 18,836	$ 179,816

Net assets
Accumulation units	$ 151,036	$ 2,299	$ 307,215	$ 18,836	$ 179,816
Contracts in payout (annuitization)	-	-	11	-	-
Total net assets	$ 151,036	$ 2,299	$ 307,226	$ 18,836	$ 179,816

Total number of mutual fund shares	16,383,250	248,232	17,312,274	1,065,575	17,477,523

Cost of mutual fund shares	$ 176,303	$ 2,854	$ 475,361	$ 27,673	$ 190,548

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Omega	Omega	Diversified Mid	Diversified Mid	ING Focus 5
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 93,446	$ 879	$ 766,152	$ 32,441	$ 154,328
Total assets	93,446	879	766,152	32,441	154,328

Liabilities
Payable to related parties	10	-	146	5	17
Total liabilities	10	-	146	5	17
Net assets	$ 93,436	$ 879	$ 766,006	$ 32,436	$ 154,311

Net assets
Accumulation units	$ 93,436	$ 879	$ 766,002	$ 32,436	$ 154,311
Contracts in payout (annuitization)	-	-	4	-	-
Total net assets	$ 93,436	$ 879	$ 766,006	$ 32,436	$ 154,311

Total number of mutual fund shares	8,097,589	76,331	64,654,137	2,746,895	21,921,546

Cost of mutual fund shares	$ 77,137	$ 835	$ 878,487	$ 36,648	$ 184,557

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING Franklin
				Templeton
	ING Franklin	ING Franklin	ING Franklin	Founding	ING Global
	Income	Income	Mutual Shares	Strategy	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 431,703	$ 7,858	$ 187,560	$ 849,983	$ 692,165
Total assets	431,703	7,858	187,560	849,983	692,165

Liabilities
Payable to related parties	50	1	21	92	104
Total liabilities	50	1	21	92	104
Net assets	$ 431,653	$ 7,857	$ 187,539	$ 849,891	$ 692,061

Net assets
Accumulation units	$ 431,653	$ 7,857	$ 187,539	$ 849,891	$ 692,040
Contracts in payout (annuitization)	-	-	-	-	21
Total net assets	$ 431,653	$ 7,857	$ 187,539	$ 849,891	$ 692,061

Total number of mutual fund shares	46,023,731	839,568	25,906,027	109,533,888	38,755,045

Cost of mutual fund shares	$ 464,493	$ 7,974	$ 218,233	$ 963,629	$ 852,307

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING JPMorgan	ING JPMorgan
	ING Global	ING Janus	ING Janus	Emerging	Emerging
	Resources	Contrarian	Contrarian	Markets Equity Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 28,493	$ 460,353	$ 21,859	$ 692,548	$ 33,340
Total assets	28,493	460,353	21,859	692,548	33,340

Liabilities
Payable to related parties	4	80	3	101	4
Total liabilities	4	80	3	101	4
Net assets	$ 28,489	$ 460,273	$ 21,856	$ 692,447	$ 33,336

Net assets
Accumulation units	$ 28,489	$ 460,273	$ 21,856	$ 692,443	$ 33,336
Contracts in payout (annuitization)	-	-	-	4	-
Total net assets	$ 28,489	$ 460,273	$ 21,856	$ 692,447	$ 33,336

Total number of mutual fund shares	1,606,169	43,470,500	2,077,838	34,065,343	1,651,306

Cost of mutual fund shares	$ 34,618	$ 657,804	$ 32,476	$ 666,216	$ 27,733

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Small Cap Core	Small Cap Core	ING Limited	ING Liquid	ING Liquid
	Equity	Equity	Maturity Bond	Assets	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 153,544	$ 34,231	$ 113,773	$ 1,495,189	$ 32,322
Total assets	153,544	34,231	113,773	1,495,189	32,322

Liabilities
Payable to related parties	21	5	25	225	4
Total liabilities	21	5	25	225	4
Net assets	$ 153,523	$ 34,226	$ 113,748	$ 1,494,964	$ 32,318

Net assets
Accumulation units	$ 153,523	$ 34,226	$ 113,730	$ 1,494,952	$ 32,318
Contracts in payout (annuitization)	-	-	18	12	-
Total net assets	$ 153,523	$ 34,226	$ 113,748	$ 1,494,964	$ 32,318

Total number of mutual fund shares	14,763,855	3,320,179	10,918,682	1,495,188,676	32,322,214

Cost of mutual fund shares	$ 189,219	$ 41,363	$ 121,128	$ 1,495,189	$ 32,322

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Lord	ING Lord			ING Marsico
	Abbett	Abbett	ING Marsico	ING Marsico	International
	Affiliated	Affiliated	Growth	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 57,713	$ 1,991	$ 460,554	$ 17,482	$ 175,890
Total assets	57,713	1,991	460,554	17,482	175,890

Liabilities
Payable to related parties	12	-	117	2	24
Total liabilities	12	-	117	2	24
Net assets	$ 57,701	$ 1,991	$ 460,437	$ 17,480	$ 175,866

Net assets
Accumulation units	$ 57,701	$ 1,991	$ 460,437	$ 17,480	$ 175,866
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 57,701	$ 1,991	$ 460,437	$ 17,480	$ 175,866

Total number of mutual fund shares	7,446,840	258,202	32,049,675	1,224,242	16,896,285

Cost of mutual fund shares	$ 79,641	$ 2,821	$ 405,175	$ 17,657	$ 243,648

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
Oppenheimer
	ING MFS Total	ING MFS Total	ING MFS	Active	ING PIMCO
	Return	Return	Utilities	Allocation	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 797,737	$ 34,340	$ 416,706	$ 23,534	$ 400,089
Total assets	797,737	34,340	416,706	23,534	400,089

Liabilities
Payable to related parties	151	5	68	2	64
Total liabilities	151	5	68	2	64
Net assets	$ 797,586	$ 34,335	$ 416,638	$ 23,532	$ 400,025

Net assets
Accumulation units	$ 797,586	$ 34,335	$ 416,638	$ 23,532	$ 400,025
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 797,586	$ 34,335	$ 416,638	$ 23,532	$ 400,025

Total number of mutual fund shares	58,228,991	2,525,035	34,725,480	2,423,666	41,460,037

Cost of mutual fund shares	$ 941,092	$ 43,051	$ 529,457	$ 19,526	$ 406,608

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING PIMCO	ING PIMCO		ING Pioneer	ING Retirement
	Total Return	Total Return	ING Pioneer	Mid Cap Value	Conservative
	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,982,374	$ 73,894	$ 51,957	$ 564,092	$ 400,463
Total assets	2,982,374	73,894	51,957	564,092	400,463

Liabilities
Payable to related parties	304	7	9	106	41
Total liabilities	304	7	9	106	41
Net assets	$ 2,982,070	$ 73,887	$ 51,948	$ 563,986	$ 400,422

Net assets
Accumulation units	$ 2,982,070	$ 73,887	$ 51,948	$ 563,952	$ 400,422
Contracts in payout (annuitization)	-	-	-	34	-
Total net assets	$ 2,982,070	$ 73,887	$ 51,948	$ 563,986	$ 400,422

Total number of mutual fund shares	244,056,817	6,076,850	5,334,401	60,137,741	48,017,180

Cost of mutual fund shares	$ 2,799,410	$ 67,992	$ 60,415	$ 649,331	$ 396,179

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING Retirement		ING T. Rowe	ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital	Price Capital
	Growth	Growth	Moderate	Appreciation	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 4,535,176	$ 3,108,623	$ 1,835,167	$ 2,513,726	$ 83,359
Total assets	4,535,176	3,108,623	1,835,167	2,513,726	83,359

Liabilities
Payable to related parties	764	398	218	378	11
Total liabilities	764	398	218	378	11
Net assets	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,348	$ 83,348

Net assets
Accumulation units	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,019	$ 83,348
Contracts in payout (annuitization)	-	-	-	329	-
Total net assets	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,348	$ 83,348

Total number of mutual fund shares	482,465,580	321,803,616	185,557,800	124,441,876	4,143,078

Cost of mutual fund shares	$ 4,447,317	$ 3,056,361	$ 1,809,764	$ 2,673,118	$ 97,641

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe			ING Van
	Price Equity	Price Equity	ING Templeton	ING Templeton	Kampen Global
	Income	Income	Global Growth Global Growth		Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 652,672	$ 22,442	$ 299,514	$ 4,692	$ 272,644
Total assets	652,672	22,442	299,514	4,692	272,644

Liabilities
Payable to related parties	112	3	51	1	40
Total liabilities	112	3	51	1	40
Net assets	$ 652,560	$ 22,439	$ 299,463	$ 4,691	$ 272,604

Net assets
Accumulation units	$ 652,404	$ 22,439	$ 299,442	$ 4,691	$ 272,604
Contracts in payout (annuitization)	156	-	21	-	-
Total net assets	$ 652,560	$ 22,439	$ 299,463	$ 4,691	$ 272,604

Total number of mutual fund shares	62,696,598	2,168,338	28,149,829	443,477	21,707,350

Cost of mutual fund shares	$ 754,045	$ 28,238	$ 321,874	$ 5,650	$ 300,977

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Van	Kampen Global	Kampen	Kampen	ING Wells
	Kampen Global	Tactical Asset	Growth and	Growth and	Fargo Small
	Franchise	Allocation	Income	Income	Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 60,909	$ 41,761	$ 482,274	$ 51,356	$ 16,531
Total assets	60,909	41,761	482,274	51,356	16,531

Liabilities
Payable to related parties	9	5	100	7	2
Total liabilities	9	5	100	7	2
Net assets	$ 60,900	$ 41,756	$ 482,174	$ 51,349	$ 16,529

Net assets
Accumulation units	$ 60,900	$ 41,756	$ 482,142	$ 51,349	$ 16,529
Contracts in payout (annuitization)	-	-	32	-	-
Total net assets	$ 60,900	$ 41,756	$ 482,174	$ 51,349	$ 16,529

Total number of mutual fund shares	4,880,542	4,332,053	24,936,596	2,666,444	2,045,916

Cost of mutual fund shares	$ 62,733	$ 38,865	$ 547,391	$ 64,067	$ 15,420

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Wells		ING American	ING Baron	ING Columbia
	Fargo Small		Century Small-	Small Cap	Small Cap
	Cap Disciplined	ING Diversified	Mid Cap Value	Growth	Value
	Portfolio -	International	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,347
Total assets	425	203	2,051	288,247	156,347

Liabilities
Payable to related parties	-	-	-	-	17
Total liabilities	-	-	-	-	17
Net assets	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,330

Net assets
Accumulation units	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,330
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 425	$ 203	$ 2,051	$ 288,247	$ 156,330

Total number of mutual fund shares	52,748	23,574	209,267	19,242,145	18,590,599

Cost of mutual fund shares	$ 568	$ 281	$ 1,600	$ 307,460	$ 162,630

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Legg
			Mason Partners	ING	ING
	ING Davis New ING JPMorgan		Aggressive	Oppenheimer	Oppenheimer
	York Venture	Mid Cap Value	Growth	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 267,020	$ 67,921	$ 89,410	$ 7,416	$ 124,392
Total assets	267,020	67,921	89,410	7,416	124,392

Liabilities
Payable to related parties	25	6	17	1	16
Total liabilities	25	6	17	1	16
Net assets	$ 266,995	$ 67,915	$ 89,393	$ 7,415	$ 124,376

Net assets
Accumulation units	$ 266,995	$ 67,915	$ 89,393	$ 7,415	$ 124,376
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 266,995	$ 67,915	$ 89,393	$ 7,415	$ 124,376

Total number of mutual fund shares	16,762,065	5,973,700	2,347,341	609,388	10,506,062

Cost of mutual fund shares	$ 290,374	$ 60,856	$ 97,990	$ 7,759	$ 154,402

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO
	Income	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,547	$ 9,629	$ 16,961	$ 16,850	$ 11,036
Total assets	8,547	9,629	16,961	16,850	11,036

Liabilities
Payable to related parties	-	-	1	1	1
Total liabilities	-	-	1	1	1
Net assets	$ 8,547	$ 9,629	$ 16,960	$ 16,849	$ 11,035

Net assets
Accumulation units	$ 8,547	$ 9,629	$ 16,960	$ 16,849	$ 11,035
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,547	$ 9,629	$ 16,960	$ 16,849	$ 11,035

Total number of mutual fund shares	813,992	831,533	1,667,741	1,696,868	1,102,533

Cost of mutual fund shares	$ 8,933	$ 9,458	$ 18,051	$ 17,258	$ 12,717

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,384	$ 6,919	$ 9,112	$ 97,651	$ 241,257
Total assets	1,384	6,919	9,112	97,651	241,257

Liabilities
Payable to related parties	-	-	-	11	29
Total liabilities	-	-	-	11	29
Net assets	$ 1,384	$ 6,919	$ 9,112	$ 97,640	$ 241,228

Net assets
Accumulation units	$ 1,384	$ 6,919	$ 9,112	$ 97,640	$ 241,228
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,384	$ 6,919	$ 9,112	$ 97,640	$ 241,228

Total number of mutual fund shares	138,357	668,492	1,380,616	2,110,471	23,287,346

Cost of mutual fund shares	$ 1,621	$ 7,190	$ 8,797	$ 84,610	$ 267,152

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
	ING Thornburg	ING Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,479	$ 7,717	$ 6,503	$ 164,293	$ 2,346
Total assets	1,479	7,717	6,503	164,293	2,346

Liabilities
Payable to related parties	-	1	-	22	25
Total liabilities	-	1	-	22	25
Net assets	$ 1,479	$ 7,716	$ 6,503	$ 164,271	$ 2,321

Net assets
Accumulation units	$ 1,479	$ 7,716	$ 6,503	$ 164,271	$ 2,321
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,479	$ 7,716	$ 6,503	$ 164,271	$ 2,321

Total number of mutual fund shares	50,675	266,020	812,917	18,336,310	75,589

Cost of mutual fund shares	$ 1,295	$ 8,330	$ 8,299	$ 204,691	$ 2,506

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation	ING Growth
	and Income	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 189,556	$ 1,353	$ 589	$ 657	$ 109
Total assets	189,556	1,353	589	657	109

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 189,556	$ 1,353	$ 589	$ 657	$ 109

Net assets
Accumulation units	$ 189,556	$ 1,353	$ 589	$ 657	$ 109
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 189,556	$ 1,353	$ 589	$ 657	$ 109

Total number of mutual fund shares	6,152,406	139,081	63,208	68,919	5,606

Cost of mutual fund shares	$ 206,336	$ 1,628	$ 837	$ 867	$ 137

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 5	Series 6	Series 7	Series 8
Assets
Investments in mutual funds
at fair value	$ 453,956	$ 14,319	$ 14,420	$ 10,452	$ 5,548
Total assets	453,956	14,319	14,420	10,452	5,548

Liabilities
Payable to related parties	97	2	2	2	1
Total liabilities	97	2	2	2	1
Net assets	$ 453,859	$ 14,317	$ 14,418	$ 10,450	$ 5,547

Net assets
Accumulation units	$ 453,859	$ 14,317	$ 14,418	$ 10,450	$ 5,547
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 453,859	$ 14,317	$ 14,418	$ 10,450	$ 5,547

Total number of mutual fund shares	23,545,420	1,847,641	1,778,089	1,323,049	698,691

Cost of mutual fund shares	$ 464,492	$ 17,584	$ 17,134	$ 12,612	$ 6,659

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12	Series 13
Assets
Investments in mutual funds
at fair value	$ 5,145	$ 4,090	$ 5,719	$ 2,232	$ 15,808
Total assets	5,145	4,090	5,719	2,232	15,808

Liabilities
Payable to related parties	1	-	1	-	2
Total liabilities	1	-	1	-	2
Net assets	$ 5,144	$ 4,090	$ 5,718	$ 2,232	$ 15,806

Net assets
Accumulation units	$ 5,144	$ 4,090	$ 5,718	$ 2,232	$ 15,806
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,144	$ 4,090	$ 5,718	$ 2,232	$ 15,806

Total number of mutual fund shares	653,757	509,966	728,504	290,261	1,674,619

Cost of mutual fund shares	$ 6,197	$ 4,915	$ 6,743	$ 2,727	$ 16,825

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING BlackRock
		Science and	ING Dow Jones
		Technology	Euro STOXX	ING FTSE 100	ING Hang Seng
	ING GET U.S.	Opportunities	50 Index	Index	Index
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 14	Class S	Class A	Class A	Class S
Assets
Investments in mutual funds
at fair value	$ 45,371	$ 223,284	$ 608	$ 755	$ 41,691
Total assets	45,371	223,284	608	755	41,691

Liabilities
Payable to related parties	13	30	-	-	5
Total liabilities	13	30	-	-	5
Net assets	$ 45,358	$ 223,254	$ 608	$ 755	$ 41,686

Net assets
Accumulation units	$ 45,358	$ 223,254	$ 608	$ 755	$ 41,686
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 45,358	$ 223,254	$ 608	$ 755	$ 41,686

Total number of mutual fund shares	4,569,068	45,016,949	52,317	65,105	3,199,642

Cost of mutual fund shares	$ 46,444	$ 192,320	$ 608	$ 748	$ 40,029

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	ING Japan
	LargeCap	MidCap	SmallCap	Index	Equity Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 174,368	$ 127,744	$ 94,482	$ 69,596	$ 324
Total assets	174,368	127,744	94,482	69,596	324

Liabilities
Payable to related parties	31	19	14	8	-
Total liabilities	31	19	14	8	-
Net assets	$ 174,337	$ 127,725	$ 94,468	$ 69,588	$ 324

Net assets
Accumulation units	$ 174,337	$ 127,725	$ 94,468	$ 69,588	$ 324
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 174,337	$ 127,725	$ 94,468	$ 69,588	$ 324

Total number of mutual fund shares	14,141,791	10,042,755	8,280,638	8,518,443	33,083

Cost of mutual fund shares	$ 232,911	$ 174,943	$ 131,995	$ 62,006	$ 322

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Opportunistic	Global Large	Large Cap	Large Cap	Large Cap
	Large Cap	Cap Index 75%	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 11,222	$ 17,238	$ 141,921	$ 372,581	$ 24,009
Total assets	11,222	17,238	141,921	372,581	24,009

Liabilities
Payable to related parties	3	1	27	84	4
Total liabilities	3	1	27	84	4
Net assets	$ 11,219	$ 17,237	$ 141,894	$ 372,497	$ 24,005

Net assets
Accumulation units	$ 11,219	$ 17,237	$ 141,894	$ 372,497	$ 24,005
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 11,219	$ 17,237	$ 141,894	$ 372,497	$ 24,005

Total number of mutual fund shares	1,176,274	1,730,711	11,070,245	41,910,072	1,899,466

Cost of mutual fund shares	$ 15,311	$ 14,328	$ 120,865	$ 316,306	$ 20,764

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 248,423	$ 85,128	$ 114,715	$ 75,541	$ 251,785
Total assets	248,423	85,128	114,715	75,541	251,785

Liabilities
Payable to related parties	55	9	15	8	27
Total liabilities	55	9	15	8	27
Net assets	$ 248,368	$ 85,119	$ 114,700	$ 75,533	$ 251,758

Net assets
Accumulation units	$ 248,368	$ 85,119	$ 114,700	$ 75,533	$ 251,758
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 248,368	$ 85,119	$ 114,700	$ 75,533	$ 251,758

Total number of mutual fund shares	18,920,296	9,203,062	11,741,583	5,159,893	24,303,548

Cost of mutual fund shares	$ 220,288	$ 69,200	$ 102,945	$ 63,680	$ 243,711

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING
	WisdomTreeSM
	Global High-	ING			Legg Mason
	Yielding Equity	International	ING MidCap	ING SmallCap	ClearBridge
	Index	Value	Opportunities	Opportunities	Variable
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Investors
	Class S	Class S	Class S	Class S	Portfolio
Assets
Investments in mutual funds
at fair value	$ 213,057	$ 10,719	$ 297,209	$ 59,454	$ 80
Total assets	213,057	10,719	297,209	59,454	80

Liabilities
Payable to related parties	24	1	79	13	-
Total liabilities	24	1	79	13	-
Net assets	$ 213,033	$ 10,718	$ 297,130	$ 59,441	$ 80

Net assets
Accumulation units	$ 213,033	$ 10,718	$ 297,127	$ 59,441	$ 80
Contracts in payout (annuitization)	-	-	3	-	-
Total net assets	$ 213,033	$ 10,718	$ 297,130	$ 59,441	$ 80

Total number of mutual fund shares	27,420,500	1,246,378	33,545,073	3,774,887	6,424

Cost of mutual fund shares	$ 213,825	$ 15,451	$ 314,591	$ 63,264	$ 108

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Legg Mason
Global Currents
	Variable	Legg Mason	Legg Mason	Oppenheimer	PIMCO Real
	International	Western Asset	Western Asset	Main Street	Return
	All Cap	Variable High	Variable Money	Small Cap	Portfolio -
	Opportunity	Income	Market	Fund®/VA -	Administrative
	Portfolio	Portfolio	Portfolio	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 46	$ 78	$ 23	$ 1,600	$ 11,216
Total assets	46	78	23	1,600	11,216

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 46	$ 78	$ 23	$ 1,600	$ 11,216

Net assets
Accumulation units	$ 46	$ 78	$ 23	$ 1,600	$ 11,216
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 46	$ 78	$ 23	$ 1,600	$ 11,216

Total number of mutual fund shares	7,361	13,793	23,087	112,059	901,596

Cost of mutual fund shares	$ 72	$ 90	$ 23	$ 1,704	$ 11,260
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	Pioneer Equity				Wells Fargo
	Income VCT			ProFund VP	Advantage
	Portfolio -	ProFund VP	ProFund VP	Rising Rates	Asset Allocation
	Class II	Bull	Europe 30	Opportunity	Fund
Assets
Investments in mutual funds
at fair value	$ 15,030	$ 15,321	$ 10,446	$ 14,305	$ 2,009
Total assets	15,030	15,321	10,446	14,305	2,009

Liabilities
Payable to related parties	1	5	2	2	-
Total liabilities	1	5	2	2	-
Net assets	$ 15,029	$ 15,316	$ 10,444	$ 14,303	$ 2,009

Net assets
Accumulation units	$ 15,029	$ 15,316	$ 10,444	$ 14,303	$ 2,009
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,029	$ 15,316	$ 10,444	$ 14,303	$ 2,009

Total number of mutual fund shares	891,969	655,011	496,021	1,001,053	190,752

Cost of mutual fund shares	$ 19,384	$ 19,884	$ 13,960	$ 19,990	$ 2,426

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage	Advantage
	C&B Large	Equity Income	Large Company	Money Market	Small Cap
	Cap Value Fund	Fund	Growth Fund	Fund	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 238	$ 555	$ 1,529	$ 36	$ 464
Total assets	238	555	1,529	36	464

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 238	$ 555	$ 1,529	$ 36	$ 464

Net assets
Accumulation units	$ 238	$ 555	$ 1,529	$ 36	$ 464
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 238	$ 555	$ 1,529	$ 36	$ 464

Total number of mutual fund shares	26,732	49,074	170,459	36,370	73,125

Cost of mutual fund shares	$ 251	$ 773	$ 1,464	$ 36	$ 537

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Assets
Investments in mutual funds
at fair value	$ 1,080
Total assets	1,080

Liabilities
Payable to related parties	-
Total liabilities	-
Net assets	$ 1,080

Net assets
Accumulation units	$ 1,080
Contracts in payout (annuitization)	-
Total net assets	$ 1,080

Total number of mutual fund shares	104,489

Cost of mutual fund shares	$ 1,035

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class A	Series - Class A
Net investment income (loss)
Income:
Dividends	$ 344	$ 16,196	$ 11	$ 2	$ 2
Total investment income	344	16,196	11	2	2
Expenses:
Mortality, expense risk
and other charges	315	12,683	4	-	4
Annual administrative charges	9	172	-	-	-
Contingent deferred sales charges	21	330	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	151	5,739	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	496	18,924	4	-	4
Net investment income (loss)	(152)	(2,728)	7	2	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,132)	(6,491)	(3)	-	(3)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,132)	(6,491)	(3)	-	(3)
Net unrealized appreciation
(depreciation) of investments	7,970	153,606	52	(1)	87
Net realized and unrealized gain (loss)
on investments	4,838	147,115	49	(1)	84
Net increase (decrease) in net assets
resulting from operations	$ 4,686	$ 144,387	$ 56	$ 1	$ 82

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable	Portfolio -	Portfolio -	Securities
	Series - Class B	Series - Class A	Service Class 2	Service Class 2	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$ 1,233	$ -	$ 3,341	$ 8,103	$ 160
Total investment income	1,233	-	3,341	8,103	160
Expenses:
Mortality, expense risk
and other charges	2,372	1	2,745	11,914	100
Annual administrative charges	59	-	59	190	1
Contingent deferred sales charges	119	-	153	526	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,254	-	1,183	5,043	41
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,804	1	4,140	17,673	144
Net investment income (loss)	(2,571)	(1)	(799)	(9,570)	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10,764)	(2)	(20,914)	(97,536)	(464)
Capital gains distributions	255	-	-	196	442
Total realized gain (loss) on investments
and capital gains distributions	(10,509)	(2)	(20,914)	(97,340)	(22)
Net unrealized appreciation
(depreciation) of investments	39,355	10	60,712	315,224	2,746
Net realized and unrealized gain (loss)
on investments	28,846	8	39,798	217,884	2,724
Net increase (decrease) in net assets
resulting from operations	$ 26,275	$ 7	$ 38,999	$ 208,314	$ 2,740

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING	ING
		ING	AllianceBernstein	AllianceBernstein	ING American
	ING Balanced	Intermediate	Mid Cap Growth	Mid Cap Growth	Funds Asset
	Portfolio -	Bond Portfolio -	Portfolio - Service	Portfolio - Service 2	Allocation
	Class S	Class S	Class	Class	Portfolio
Net investment income (loss)
Income:
Dividends	$ 270	$ 73,158	$ -	$ -	$ 3,876
Total investment income	270	73,158	-	-	3,876
Expenses:
Mortality, expense risk
and other charges	77	19,392	1,966	98	4,018
Annual administrative charges	1	317	17	-	55
Contingent deferred sales charges	2	1,297	96	2	144
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	10	7,572	640	57	1,816
Amortization of deferred charges	-	2	-	-	-
Total expenses	90	28,580	2,719	157	6,033
Net investment income (loss)	180	44,578	(2,719)	(157)	(2,157)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(448)	(25,677)	(154,075)	(7,717)	(2,085)
Capital gains distributions	-	-	-	-	1,056
Total realized gain (loss) on investments
and capital gains distributions	(448)	(25,677)	(154,075)	(7,717)	(1,029)
Net unrealized appreciation
(depreciation) of investments	1,277	77,998	199,076	9,849	54,499
Net realized and unrealized gain (loss)
on investments	829	52,321	45,001	2,132	53,470
Net increase (decrease) in net assets
resulting from operations	$ 1,009	$ 96,899	$ 42,282	$ 1,975	$ 51,313

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING American
			ING American	ING American	Funds World
	ING American	ING American	Fund Growth-	Funds	Allocation
	Funds Bond	Funds Growth	Income	International	Portfolio -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Income:
Dividends	$ 13,452	$ 33,986	$ 27,902	$ 39,432	$ 281
Total investment income	13,452	33,986	27,902	39,432	281
Expenses:
Mortality, expense risk
and other charges	6,648	30,697	20,313	19,120	944
Annual administrative charges	93	549	350	333	16
Contingent deferred sales charges	352	1,611	1,032	809	33
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,836	14,041	8,756	8,231	378
Amortization of deferred charges	-	-	-	2	-
Total expenses	9,929	46,898	30,451	28,495	1,371
Net investment income (loss)	3,523	(12,912)	(2,549)	10,937	(1,090)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,843)	(30,563)	(18,732)	(1,426)	2,582
Capital gains distributions	85	232,431	87,690	181,240	-
Total realized gain (loss) on investments
and capital gains distributions	(1,758)	201,868	68,958	179,814	2,582
Net unrealized appreciation
(depreciation) of investments	34,679	356,847	228,716	174,029	14,266
Net realized and unrealized gain (loss)
on investments	32,921	558,715	297,674	353,843	16,848
Net increase (decrease) in net assets
resulting from operations	$ 36,444	$ 545,803	$ 295,125	$ 364,780	$ 15,758

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING BlackRock
			ING BlackRock	Large Cap	ING BlackRock
	ING Artio	ING Artio	Inflation	Growth	Large Cap
	Foreign	Foreign	Protected Bond	Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 17,192	$ 1,217	$ 1,924	$ 1	$ 355
Total investment income	17,192	1,217	1,924	1	355
Expenses:
Mortality, expense risk
and other charges	8,827	705	1,037	1	1,904
Annual administrative charges	166	13	21	-	44
Contingent deferred sales charges	451	17	58	-	132
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,897	402	376	-	779
Amortization of deferred charges	-	-	-	-	-
Total expenses	13,341	1,137	1,492	1	2,859
Net investment income (loss)	3,851	80	432	-	(2,504)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27,947)	(1,526)	1,080	(11)	(12,056)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27,947)	(1,526)	1,080	(11)	(12,056)
Net unrealized appreciation
(depreciation) of investments	106,632	7,567	2,623	49	42,442
Net realized and unrealized gain (loss)
on investments	78,685	6,041	3,703	38	30,386
Net increase (decrease) in net assets
resulting from operations	$ 82,536	$ 6,121	$ 4,135	$ 38	$ 27,882

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING Clarion	ING Clarion
	Large Cap	Large Cap	Global Real	Global Real	ING Clarion
	Value	Value	Estate	Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 103	$ 5	$ 3,275	$ 43	$ 10,146
Total investment income	103	5	3,275	43	10,146
Expenses:
Mortality, expense risk
and other charges	425	37	2,165	33	4,255
Annual administrative charges	9	1	34	-	126
Contingent deferred sales charges	29	1	102	1	302
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	193	21	978	19	1,737
Amortization of deferred charges	-	-	-	-	-
Total expenses	656	60	3,279	53	6,420
Net investment income (loss)	(553)	(55)	(4)	(10)	3,726

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,536)	(108)	(21,929)	(229)	(55,438)
Capital gains distributions	-	-	-	-	6,198
Total realized gain (loss) on investments
and capital gains distributions	(3,536)	(108)	(21,929)	(229)	(49,240)
Net unrealized appreciation
(depreciation) of investments	6,048	344	59,954	807	121,520
Net realized and unrealized gain (loss)
on investments	2,512	236	38,025	578	72,280
Net increase (decrease) in net assets
resulting from operations	$ 1,959	$ 181	$ 38,021	$ 568	$ 76,006

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Clarion	ING Evergreen	ING Evergreen	ING Evergreen	ING FMRSM
	Real Estate	Health Sciences	Omega	Omega	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 578	$ -	$ 218	$ -	$ 3,126
Total investment income	578	-	218	-	3,126
Expenses:
Mortality, expense risk
and other charges	266	2,888	738	15	11,127
Annual administrative charges	5	57	18	-	306
Contingent deferred sales charges	5	153	51	-	538
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	153	1,322	300	9	4,046
Amortization of deferred charges	-	-	-	-	-
Total expenses	429	4,420	1,107	24	16,017
Net investment income (loss)	149	(4,420)	(889)	(24)	(12,891)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,594)	(8,794)	(215)	(26)	(28,190)
Capital gains distributions	375	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,219)	(8,794)	(215)	(26)	(28,190)
Net unrealized appreciation
(depreciation) of investments	6,801	38,662	17,391	312	241,241
Net realized and unrealized gain (loss)
on investments	4,582	29,868	17,176	286	213,051
Net increase (decrease) in net assets
resulting from operations	$ 4,731	$ 25,448	$ 16,287	$ 262	$ 200,160

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING FMRSM		ING Franklin	ING Franklin	ING Franklin
	Diversified Mid	ING Focus 5	Income	Income	Mutual Shares
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 97	$ 2	$ 23,506	$ 462	$ 209
Total investment income	97	2	23,506	462	209
Expenses:
Mortality, expense risk
and other charges	499	2,251	6,062	126	2,714
Annual administrative charges	10	32	101	2	41
Contingent deferred sales charges	13	131	339	2	142
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	280	1,208	2,159	62	1,082
Amortization of deferred charges	-	-	-	-	-
Total expenses	802	3,622	8,661	192	3,979
Net investment income (loss)	(705)	(3,620)	14,845	270	(3,770)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(869)	(19,278)	(12,855)	(883)	(13,244)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(869)	(19,278)	(12,855)	(883)	(13,244)
Net unrealized appreciation
(depreciation) of investments	10,062	48,080	88,813	2,414	52,591
Net realized and unrealized gain (loss)
on investments	9,193	28,802	75,958	1,531	39,347
Net increase (decrease) in net assets
resulting from operations	$ 8,488	$ 25,182	$ 90,803	$ 1,801	$ 35,577

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Franklin
	Templeton
	Founding	ING Global	ING Global	ING Growth	ING Growth
	Strategy	Resources	Resources	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio II -	Portfolio II -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 21,959	$ 2,022	$ 11	$ 3,538	$ 237
Total investment income	21,959	2,022	11	3,538	237
Expenses:
Mortality, expense risk
and other charges	12,481	10,850	439	1,230	98
Annual administrative charges	203	212	8	7	-
Contingent deferred sales charges	695	660	14	81	5
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	6,215	4,798	256	552	60
Amortization of deferred charges	-	-	-	-	-
Total expenses	19,594	16,520	717	1,870	163
Net investment income (loss)	2,365	(14,498)	(706)	1,668	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33,454)	(48,883)	(490)	(163,053)	(13,252)
Capital gains distributions	10,503	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(22,951)	(48,883)	(490)	(163,053)	(13,252)
Net unrealized appreciation
(depreciation) of investments	202,439	251,057	8,414	177,974	14,414
Net realized and unrealized gain (loss)
on investments	179,488	202,174	7,924	14,921	1,162
Net increase (decrease) in net assets
resulting from operations	$ 181,853	$ 187,676	$ 7,218	$ 16,589	$ 1,236

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING	ING
	ING Index Plus	ING Index Plus	International	International
	International	International	Growth	Growth	ING Janus
	Equity	Equity	Opportunities	Opportunities	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,013	$ 17	$ 1,824	$ 140	$ 2,511
Total investment income	1,013	17	1,824	140	2,511
Expenses:
Mortality, expense risk
and other charges	149	3	537	48	7,209
Annual administrative charges	-	-	6	-	161
Contingent deferred sales charges	8	-	27	5	367
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	58	2	128	31	2,987
Amortization of deferred charges	-	-	-	-	-
Total expenses	215	5	698	84	10,724
Net investment income (loss)	798	12	1,126	56	(8,213)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(18,492)	(303)	(57,152)	(4,645)	(89,271)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(18,492)	(303)	(57,152)	(4,645)	(89,271)
Net unrealized appreciation
(depreciation) of investments	20,269	338	74,924	6,204	218,338
Net realized and unrealized gain (loss)
on investments	1,777	35	17,772	1,559	129,067
Net increase (decrease) in net assets
resulting from operations	$ 2,575	$ 47	$ 18,898	$ 1,615	$ 120,854

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Emerging	Small Cap Core	Small Cap Core
	Contrarian	Markets Equity Markets Equity		Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 62	$ 8,188	$ 309	$ 569	$ 72
Total investment income	62	8,188	309	569	72
Expenses:
Mortality, expense risk
and other charges	347	9,773	476	2,272	542
Annual administrative charges	6	209	9	43	11
Contingent deferred sales charges	4	487	9	123	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	195	4,270	271	1,061	312
Amortization of deferred charges	-	-	-	-	-
Total expenses	552	14,739	765	3,499	877
Net investment income (loss)	(490)	(6,551)	(456)	(2,930)	(805)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,292)	11,967	1,033	(8,990)	(981)
Capital gains distributions	-	-	-	3,022	705
Total realized gain (loss) on investments
and capital gains distributions	(3,292)	11,967	1,033	(5,968)	(276)
Net unrealized appreciation
(depreciation) of investments	9,247	287,371	13,106	37,207	7,627
Net realized and unrealized gain (loss)
on investments	5,955	299,338	14,139	31,239	7,351
Net increase (decrease) in net assets
resulting from operations	$ 5,465	$ 292,787	$ 13,683	$ 28,309	$ 6,546

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING LifeStyle	ING LifeStyle
	Value	Value	Aggressive	Aggressive	ING LifeStyle
	Opportunities	Opportunities	Growth	Growth	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 948	$ 37	$ 28,198	$ 78	$ 8,790
Total investment income	948	37	28,198	78	8,790
Expenses:
Mortality, expense risk
and other charges	143	6	11,083	38	3,552
Annual administrative charges	1	-	135	1	20
Contingent deferred sales charges	10	-	722	-	109
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	30	4	6,410	21	1,558
Amortization of deferred charges	-	-	-	-	-
Total expenses	184	10	18,350	60	5,239
Net investment income (loss)	764	27	9,848	18	3,551

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17,325)	(644)	(373,119)	(1,671)	7,747
Capital gains distributions	-	-	12,199	37	32,700
Total realized gain (loss) on investments
and capital gains distributions	(17,325)	(644)	(360,920)	(1,634)	40,447
Net unrealized appreciation
(depreciation) of investments	17,502	648	521,999	2,126	(699)
Net realized and unrealized gain (loss)
on investments	177	4	161,079	492	39,748
Net increase (decrease) in net assets
resulting from operations	$ 941	$ 31	$ 170,927	$ 510	$ 43,299

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING LifeStyle	ING LifeStyle
	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate	Moderate
	Conservative	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 29	$ 142,326	$ 467	$ 139,674	$ 635
Total investment income	29	142,326	467	139,674	635
Expenses:
Mortality, expense risk
and other charges	5	43,592	148	36,696	182
Annual administrative charges	-	883	1	253	1
Contingent deferred sales charges	-	2,104	4	2,271	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2	22,079	77	15,747	71
Amortization of deferred charges	-	1	-	-	-
Total expenses	7	68,659	230	54,967	258
Net investment income (loss)	22	73,667	237	84,707	377

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(81)	(1,030,217)	(3,948)	(625,235)	(4,045)
Capital gains distributions	116	63,738	216	53,613	255
Total realized gain (loss) on investments
and capital gains distributions	35	(966,479)	(3,732)	(571,622)	(3,790)
Net unrealized appreciation
(depreciation) of investments	-	1,524,090	5,608	988,979	5,800
Net realized and unrealized gain (loss)
on investments	35	557,611	1,876	417,357	2,010
Net increase (decrease) in net assets
resulting from operations	$ 57	$ 631,278	$ 2,113	$ 502,064	$ 2,387

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING LifeStyle	ING LifeStyle	ING Limited	ING Liquid	ING Liquid
	Moderate	Moderate	Maturity Bond	Assets	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 92,127	$ 1,092	$ 5,845	$ 2,139	$ 26
Total investment income	92,127	1,092	5,845	2,139	26
Expenses:
Mortality, expense risk
and other charges	21,644	238	1,945	33,803	779
Annual administrative charges	133	1	58	575	9
Contingent deferred sales charges	1,258	3	133	8,053	154
Minimum death benefit guarantee charges	-	-	-	2	-
Other contract charges	8,598	120	234	9,290	340
Amortization of deferred charges	-	-	1	(2)	-
Total expenses	31,633	362	2,371	51,721	1,282
Net investment income (loss)	60,494	730	3,474	(49,582)	(1,256)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(255,960)	(1,955)	(3,007)	-	-
Capital gains distributions	20,724	248	1,013	4,075	87
Total realized gain (loss) on investments
and capital gains distributions	(235,236)	(1,707)	(1,994)	4,075	87
Net unrealized appreciation
(depreciation) of investments	432,533	4,078	4,524	-	-
Net realized and unrealized gain (loss)
on investments	197,297	2,371	2,530	4,075	87
Net increase (decrease) in net assets
resulting from operations	$ 257,791	$ 3,101	$ 6,004	$ (45,507)	$ (1,169)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Lord	ING Lord			ING Marsico
	Abbett	Abbett	ING Marsico	ING Marsico	International
	Affiliated	Affiliated	Growth	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 399	$ 11	$ 3,616	$ 110	$ 2,053
Total investment income	399	11	3,616	110	2,053
Expenses:
Mortality, expense risk
and other charges	919	32	6,943	271	2,879
Annual administrative charges	24	1	244	5	51
Contingent deferred sales charges	51	-	319	7	135
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	292	15	2,083	150	1,344
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,286	48	9,589	433	4,409
Net investment income (loss)	(887)	(37)	(5,973)	(323)	(2,356)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,214)	(178)	10,411	(133)	(22,978)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5,214)	(178)	10,411	(133)	(22,978)
Net unrealized appreciation
(depreciation) of investments	13,521	477	92,547	4,078	74,292
Net realized and unrealized gain (loss)
on investments	8,307	299	102,958	3,945	51,314
Net increase (decrease) in net assets
resulting from operations	$ 7,420	$ 262	$ 96,985	$ 3,622	$ 48,958

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Multi-	ING
				Manager	Oppenheimer
	ING MFS Total	ING MFS Total	ING MFS	International	Active
	Return	Return	Utilities	Small Cap	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Class S	Service Class
Net investment income (loss)
Income:
Dividends	$ 18,750	$ 765	$ 20,238	$ 2,129	$ 148
Total investment income	18,750	765	20,238	2,129	148
Expenses:
Mortality, expense risk
and other charges	12,548	583	6,286	92	233
Annual administrative charges	321	10	131	1	3
Contingent deferred sales charges	727	16	482	4	7
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,563	305	2,787	41	98
Amortization of deferred charges	1	-	-	-	-
Total expenses	17,160	914	9,686	138	341
Net investment income (loss)	1,590	(149)	10,552	1,991	(193)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26,042)	(2,166)	(15,443)	172	79
Capital gains distributions	-	-	-	-	36
Total realized gain (loss) on investments
and capital gains distributions	(26,042)	(2,166)	(15,443)	172	115
Net unrealized appreciation
(depreciation) of investments	131,083	6,589	99,841	852	3,983
Net realized and unrealized gain (loss)
on investments	105,041	4,423	84,398	1,024	4,098
Net increase (decrease) in net assets
resulting from operations	$ 106,631	$ 4,274	$ 94,950	$ 3,015	$ 3,905

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO	ING PIMCO
	Main Street	Main Street	High Yield	Total Return	Total Return
	Portfolio® -	Portfolio® -	Portfolio -	Bond Portfolio -	Bond Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 1,493	$ 18	$ 30,099	$ 103,970	$ 2,476
Total investment income	1,493	18	30,099	103,970	2,476
Expenses:
Mortality, expense risk
and other charges	1,636	24	6,156	45,116	1,213
Annual administrative charges	8	-	(404)	652	15
Contingent deferred sales charges	84	1	350	3,159	43
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	413	14	1,848	17,197	546
Amortization of deferred charges	-	-	-	3	-
Total expenses	2,141	39	7,950	66,127	1,817
Net investment income (loss)	(648)	(21)	22,149	37,843	659

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11,836)	(820)	(18,648)	13,414	553
Capital gains distributions	-	-	-	84,399	2,109
Total realized gain (loss) on investments
and capital gains distributions	(11,836)	(820)	(18,648)	97,813	2,662
Net unrealized appreciation
(depreciation) of investments	25,048	977	132,752	159,164	4,065
Net realized and unrealized gain (loss)
on investments	13,212	157	114,104	256,977	6,727
Net increase (decrease) in net assets
resulting from operations	$ 12,564	$ 136	$ 136,253	$ 294,820	$ 7,386

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING Retirement
		ING Pioneer	ING Retirement	ING Retirement	Moderate
	ING Pioneer	Mid Cap Value	Conservative	Growth	Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 561	$ 6,288	$ -	$ -	$ -
Total investment income	561	6,288	-	-	-
Expenses:
Mortality, expense risk
and other charges	767	8,618	1,315	14,855	10,078
Annual administrative charges	17	212	58	1,051	558
Contingent deferred sales charges	36	458	56	751	413
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	331	3,482	544	7,048	4,017
Amortization of deferred charges	-	1	-	-	-
Total expenses	1,151	12,771	1,973	23,705	15,066
Net investment income (loss)	(590)	(6,483)	(1,973)	(23,705)	(15,066)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,250)	(21,539)	137	(53)	(177)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,250)	(21,539)	137	(53)	(177)
Net unrealized appreciation
(depreciation) of investments	11,780	130,193	4,284	87,859	52,262
Net realized and unrealized gain (loss)
on investments	9,530	108,654	4,421	87,806	52,085
Net increase (decrease) in net assets
resulting from operations	$ 8,940	$ 102,171	$ 2,448	$ 64,101	$ 37,019

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity	Price Equity
	Moderate	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 42,153	$ 1,288	$ 10,026	$ 325
Total investment income	-	42,153	1,288	10,026	325
Expenses:
Mortality, expense risk
and other charges	5,946	37,394	1,339	9,425	350
Annual administrative charges	304	791	22	225	7
Contingent deferred sales charges	304	2,123	46	498	18
Minimum death benefit guarantee charges	-	1	-	1	-
Other contract charges	2,255	14,113	708	3,536	197
Amortization of deferred charges	-	2	-	4	-
Total expenses	8,809	54,424	2,115	13,689	572
Net investment income (loss)	(8,809)	(12,271)	(827)	(3,663)	(247)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	(10,212)	(2,736)	(13,272)	(1,180)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(14)	(10,212)	(2,736)	(13,272)	(1,180)
Net unrealized appreciation
(depreciation) of investments	25,403	598,703	22,878	132,250	5,403
Net realized and unrealized gain (loss)
on investments	25,389	588,491	20,142	118,978	4,223
Net increase (decrease) in net assets
resulting from operations	$ 16,580	$ 576,220	$ 19,315	$ 115,315	$ 3,976

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING Van	ING Van	ING Van
	ING Templeton	ING Templeton	Kampen Capital	Kampen Capital	Kampen Global
	Global Growth Global Growth		Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,528	$ 82	$ 635	$ -	$ 16,248
Total investment income	5,528	82	635	-	16,248
Expenses:
Mortality, expense risk
and other charges	4,191	71	1,104	-	3,985
Annual administrative charges	102	1	6	-	80
Contingent deferred sales charges	186	3	77	-	242
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,429	40	574	-	1,797
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,908	115	1,761	-	6,104
Net investment income (loss)	(380)	(33)	(1,126)	-	10,144

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	669	(158)	(69,476)	(1)	(6,867)
Capital gains distributions	-	-	-	-	7,031
Total realized gain (loss) on investments
and capital gains distributions	669	(158)	(69,476)	(1)	164
Net unrealized appreciation
(depreciation) of investments	65,048	1,222	94,626	3	43,610
Net realized and unrealized gain (loss)
on investments	65,717	1,064	25,150	2	43,774
Net increase (decrease) in net assets
resulting from operations	$ 65,337	$ 1,031	$ 24,024	$ 2	$ 53,918

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Van	Kampen Global	Kampen	Kampen	ING Wells
	Kampen Global	Tactical Asset	Growth and	Growth and	Fargo Small
	Franchise	Allocation	Income	Income	Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3,805	$ 683	$ 5,601	$ 532	$ 67
Total investment income	3,805	683	5,601	532	67
Expenses:
Mortality, expense risk
and other charges	969	342	7,131	809	169
Annual administrative charges	19	8	204	13	4
Contingent deferred sales charges	30	8	305	23	7
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	524	144	1,813	413	76
Amortization of deferred charges	-	-	1	-	-
Total expenses	1,542	502	9,454	1,258	256
Net investment income (loss)	2,263	181	(3,853)	(726)	(189)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(402)	260	(27,909)	(1,677)	(3,325)
Capital gains distributions	1,695	712	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,293	972	(27,909)	(1,677)	(3,325)
Net unrealized appreciation
(depreciation) of investments	8,737	2,795	116,163	11,062	5,929
Net realized and unrealized gain (loss)
on investments	10,030	3,767	88,254	9,385	2,604
Net increase (decrease) in net assets
resulting from operations	$ 12,293	$ 3,948	$ 84,401	$ 8,659	$ 2,415

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Wells		ING American	ING American	ING Baron
	Fargo Small		Century Large	Century Small-	Small Cap
	Cap Disciplined	ING Diversified	Company Value	Mid Cap Value	Growth
	Portfolio -	International	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 1	$ 10	$ 27	$ -
Total investment income	2	1	10	27	-
Expenses:
Mortality, expense risk
and other charges	7	2	3	13	3,888
Annual administrative charges	-	-	-	-	58
Contingent deferred sales charges	-	-	-	-	197
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4	1	1	7	1,689
Amortization of deferred charges	-	-	-	-	-
Total expenses	11	3	4	20	5,832
Net investment income (loss)	(9)	(2)	6	7	(5,832)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(30)	(31)	(401)	(116)	(13,593)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(30)	(31)	(401)	(116)	(13,593)
Net unrealized appreciation
(depreciation) of investments	129	82	425	688	84,871
Net realized and unrealized gain (loss)
on investments	99	51	24	572	71,278
Net increase (decrease) in net assets
resulting from operations	$ 90	$ 49	$ 30	$ 579	$ 65,446

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Legg
	ING Columbia			Mason Partners	ING Neuberger
	Small Cap	ING Davis New	ING JPMorgan	Aggressive	Berman
	Value	York Venture	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,793	$ 1,510	$ 757	$ -	$ 1,973
Total investment income	1,793	1,510	757	-	1,973
Expenses:
Mortality, expense risk
and other charges	2,536	3,779	816	1,440	521
Annual administrative charges	33	47	11	33	3
Contingent deferred sales charges	139	145	46	65	29
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,140	1,523	281	768	126
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,848	5,494	1,154	2,306	679
Net investment income (loss)	(2,055)	(3,984)	(397)	(2,306)	1,294

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19,844)	(9,833)	(5,063)	(1,541)	(50,216)
Capital gains distributions	-	-	862	-	-
Total realized gain (loss) on investments
and capital gains distributions	(19,844)	(9,833)	(4,201)	(1,541)	(50,216)
Net unrealized appreciation
(depreciation) of investments	53,172	72,285	17,143	24,464	57,119
Net realized and unrealized gain (loss)
on investments	33,328	62,452	12,942	22,923	6,903
Net increase (decrease) in net assets
resulting from operations	$ 31,273	$ 58,468	$ 12,545	$ 20,617	$ 8,197

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING
	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	ING PIMCO
	Global	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 164	$ 2,462	$ 287	$ 314	$ 552
Total investment income	164	2,462	287	314	552
Expenses:
Mortality, expense risk
and other charges	82	1,815	78	94	145
Annual administrative charges	2	32	1	1	1
Contingent deferred sales charges	4	91	-	1	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3	756	10	19	75
Amortization of deferred charges	-	-	-	-	-
Total expenses	91	2,694	89	115	233
Net investment income (loss)	73	(232)	198	199	319

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(325)	(11,074)	(467)	68	(456)
Capital gains distributions	119	2,046	-	348	129
Total realized gain (loss) on investments
and capital gains distributions	(206)	(9,028)	(467)	416	(327)
Net unrealized appreciation
(depreciation) of investments	2,273	43,891	1,703	490	2,759
Net realized and unrealized gain (loss)
on investments	2,067	34,863	1,236	906	2,432
Net increase (decrease) in net assets
resulting from operations	$ 2,140	$ 34,631	$ 1,434	$ 1,105	$ 2,751

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING T. Rowe
					Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 457	$ 276	$ 28	$ 325	$ 19
Total investment income	457	276	28	325	19
Expenses:
Mortality, expense risk
and other charges	136	100	14	64	65
Annual administrative charges	1	1	1	1	1
Contingent deferred sales charges	1	43	-	-	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	69	64	7	18	30
Amortization of deferred charges	-	-	-	-	-
Total expenses	207	208	22	83	97
Net investment income (loss)	250	68	6	242	(78)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(213)	(791)	(212)	(145)	(161)
Capital gains distributions	12	9	10	24	-
Total realized gain (loss) on investments
and capital gains distributions	(201)	(782)	(202)	(121)	(161)
Net unrealized appreciation
(depreciation) of investments	3,286	2,934	483	754	2,763
Net realized and unrealized gain (loss)
on investments	3,085	2,152	281	633	2,602
Net increase (decrease) in net assets
resulting from operations	$ 3,335	$ 2,220	$ 287	$ 875	$ 2,524

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ -	$ 15	$ 50	$ 73
Total investment income	6	-	15	50	73
Expenses:
Mortality, expense risk
and other charges	958	3,263	19	91	95
Annual administrative charges	20	56	1	2	2
Contingent deferred sales charges	27	148	1	3	14
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	364	1,411	-	33	39
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,369	4,878	21	129	150
Net investment income (loss)	(1,363)	(4,878)	(6)	(79)	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,856)	(20,024)	(14)	(291)	(729)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9,856)	(20,024)	(14)	(291)	(729)
Net unrealized appreciation
(depreciation) of investments	31,516	71,714	479	2,354	2,302
Net realized and unrealized gain (loss)
on investments	21,660	51,690	465	2,063	1,573
Net increase (decrease) in net assets
resulting from operations	$ 20,297	$ 46,812	$ 459	$ 1,984	$ 1,496

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity Kampen Equity		Allocation	Allocation
	Comstock	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 3,467	$ 42	$ 2,982	$ 104	$ 51
Total investment income	3,467	42	2,982	104	51
Expenses:
Mortality, expense risk
and other charges	2,416	17	2,896	12	6
Annual administrative charges	44	51	-	-	-
Contingent deferred sales charges	94	147	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,100	1,104	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,654	1,319	2,896	12	6
Net investment income (loss)	(187)	(1,277)	86	92	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11,332)	(37)	(10,641)	(100)	(75)
Capital gains distributions	-	-	-	-	29
Total realized gain (loss) on investments
and capital gains distributions	(11,332)	(37)	(10,641)	(100)	(46)
Net unrealized appreciation
(depreciation) of investments	44,003	447	43,914	208	107
Net realized and unrealized gain (loss)
on investments	32,671	410	33,273	108	61
Net increase (decrease) in net assets
resulting from operations	$ 32,484	$ (867)	$ 33,359	$ 200	$ 106

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth
	Moderate	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Class I	Class S	Series 3	Series 4
Net investment income (loss)
Income:
Dividends	$ 49	$ 1	$ 5,286	$ 770	$ 1,024
Total investment income	49	1	5,286	770	1,024
Expenses:
Mortality, expense risk
and other charges	6	1	5,626	150	227
Annual administrative charges	-	-	190	(2)	3
Contingent deferred sales charges	-	-	308	24	34
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2	-	1,879	-	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	8	1	8,003	172	265
Net investment income (loss)	41	-	(2,717)	598	759

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(72)	(4)	(19,572)	(2,939)	(5,630)
Capital gains distributions	17	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(55)	(4)	(19,572)	(2,939)	(5,630)
Net unrealized appreciation
(depreciation) of investments	108	28	101,072	2,033	4,620
Net realized and unrealized gain (loss)
on investments	53	24	81,500	(906)	(1,010)
Net increase (decrease) in net assets
resulting from operations	$ 94	$ 24	$ 78,783	$ (308)	$ (251)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 560	$ 359	$ 256	$ 155	$ 126
Total investment income	560	359	256	155	126
Expenses:
Mortality, expense risk
and other charges	322	325	221	127	103
Annual administrative charges	6	6	4	3	2
Contingent deferred sales charges	24	49	7	31	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	352	380	232	161	109
Net investment income (loss)	208	(21)	24	(6)	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(893)	(1,130)	(441)	(548)	(295)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(893)	(1,130)	(441)	(548)	(295)
Net unrealized appreciation
(depreciation) of investments	562	997	274	506	243
Net realized and unrealized gain (loss)
on investments	(331)	(133)	(167)	(42)	(52)
Net increase (decrease) in net assets
resulting from operations	$ (123)	$ (154)	$ (143)	$ (48)	$ (35)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$ 130	$ 267	$ 80	$ 677	$ 2,402
Total investment income	130	267	80	677	2,402
Expenses:
Mortality, expense risk
and other charges	100	142	49	319	1,052
Annual administrative charges	1	1	1	10	26
Contingent deferred sales charges	4	14	2	3	28
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	105	157	52	332	1,106
Net investment income (loss)	25	110	28	345	1,296

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(248)	(559)	(170)	(484)	(310)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(248)	(559)	(170)	(484)	(310)
Net unrealized appreciation
(depreciation) of investments	71	218	65	(713)	(3,050)
Net realized and unrealized gain (loss)
on investments	(177)	(341)	(105)	(1,197)	(3,360)
Net increase (decrease) in net assets
resulting from operations	$ (152)	$ (231)	$ (77)	$ (852)	$ (2,064)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING BlackRock
	Science and	ING Dow Jones
	Technology	Euro STOXX		ING Global
	Opportunities	50 Index	ING FTSE 100	Equity Option	ING Hang Seng
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class A	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 29	$ 198
Total investment income	-	-	-	29	198
Expenses:
Mortality, expense risk
and other charges	2,559	2	2	76	245
Annual administrative charges	60	-	-	-	7
Contingent deferred sales charges	116	-	-	8	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,111	1	-	34	104
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,846	3	2	118	368
Net investment income (loss)	(3,846)	(3)	(2)	(89)	(170)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,989)	13	-	856	764
Capital gains distributions	-	-	-	732	-
Total realized gain (loss) on investments
and capital gains distributions	(9,989)	13	-	1,588	764
Net unrealized appreciation
(depreciation) of investments	73,814	-	7	(92)	1,662
Net realized and unrealized gain (loss)
on investments	63,825	13	7	1,496	2,426
Net increase (decrease) in net assets
resulting from operations	$ 59,979	$ 10	$ 5	$ 1,407	$ 2,256

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING	ING Japan
	LargeCap	MidCap	SmallCap	International	Equity Index
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class A
Net investment income (loss)
Income:
Dividends	$ 4,789	$ 1,630	$ 1,293	$ -	$ -
Total investment income	4,789	1,630	1,293	-	-
Expenses:
Mortality, expense risk
and other charges	2,590	1,899	1,424	548	1
Annual administrative charges	78	39	27	14	-
Contingent deferred sales charges	131	106	91	49	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	733	770	614	201	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,532	2,814	2,156	812	2
Net investment income (loss)	1,257	(1,184)	(863)	(812)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20,494)	(15,463)	(11,004)	(531)	(9)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(20,494)	(15,463)	(11,004)	(531)	(9)
Net unrealized appreciation
(depreciation) of investments	49,484	45,570	28,599	8,690	2
Net realized and unrealized gain (loss)
on investments	28,990	30,107	17,595	8,159	(7)
Net increase (decrease) in net assets
resulting from operations	$ 30,247	$ 28,923	$ 16,732	$ 7,347	$ (9)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Global Large	Large Cap	ING Russell™
	Growth	Large Cap	Cap Index 75%	Growth Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 1	$ 312	$ 295	$ -	$ -
Total investment income	1	312	295	-	-
Expenses:
Mortality, expense risk
and other charges	2	167	181	1,071	2,976
Annual administrative charges	-	5	2	53	165
Contingent deferred sales charges	-	20	3	57	109
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	44	69	465	768
Amortization of deferred charges	-	-	-	-	-
Total expenses	2	236	255	1,646	4,018
Net investment income (loss)	(1)	76	40	(1,646)	(4,018)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(181)	(1,624)	275	1,187	1,260
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(181)	(1,624)	275	1,187	1,260
Net unrealized appreciation
(depreciation) of investments	231	2,712	2,749	21,056	58,609
Net realized and unrealized gain (loss)
on investments	50	1,088	3,024	22,243	59,869
Net increase (decrease) in net assets
resulting from operations	$ 49	$ 1,164	$ 3,064	$ 20,597	$ 55,851

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap	Company
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 320
Total investment income	-	-	-	-	320
Expenses:
Mortality, expense risk
and other charges	173	1,633	871	1,479	890
Annual administrative charges	7	100	17	27	15
Contingent deferred sales charges	8	66	28	58	62
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	37	473	336	630	364
Amortization of deferred charges	-	-	-	-	-
Total expenses	225	2,272	1,252	2,194	1,331
Net investment income (loss)	(225)	(2,272)	(1,252)	(2,194)	(1,011)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	367	1,109	(3,279)	(12,526)	(8,664)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	367	1,109	(3,279)	(12,526)	(8,664)
Net unrealized appreciation
(depreciation) of investments	3,245	28,135	21,683	34,800	22,788
Net realized and unrealized gain (loss)
on investments	3,612	29,244	18,404	22,274	14,124
Net increase (decrease) in net assets
resulting from operations	$ 3,387	$ 26,972	$ 17,152	$ 20,080	$ 13,113

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING
		WisdomTreeSM	ING
		Global High-	International	ING MidCap	ING SmallCap
	ING U.S. Bond	Yielding Equity	Value	Opportunities	Opportunities
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 5,255	$ -	$ 151	$ 303	$ -
Total investment income	5,255	-	151	303	-
Expenses:
Mortality, expense risk
and other charges	4,301	2,951	98	4,089	895
Annual administrative charges	62	41	1	165	26
Contingent deferred sales charges	280	158	-	181	49
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,710	1,447	40	1,267	433
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,353	4,597	139	5,702	1,403
Net investment income (loss)	(1,098)	(4,597)	12	(5,399)	(1,403)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,864	(18,171)	(1,275)	(15,469)	(893)
Capital gains distributions	2,030	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,894	(18,171)	(1,275)	(15,469)	(893)
Net unrealized appreciation
(depreciation) of investments	3,568	68,090	3,426	101,185	15,414
Net realized and unrealized gain (loss)
on investments	9,462	49,919	2,151	85,716	14,521
Net increase (decrease) in net assets
resulting from operations	$ 8,364	$ 45,322	$ 2,163	$ 80,317	$ 13,118

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		Legg Mason
		Global Currents
	Legg Mason	Variable	Legg Mason	Legg Mason	Oppenheimer
	ClearBridge	International	Western Asset	Western Asset	Main Street
	Variable	All Cap	Variable High	Variable Money	Small Cap
	Investors	Opportunity	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 8	$ -	$ 6
Total investment income	1	-	8	-	6
Expenses:
Mortality, expense risk
and other charges	1	1	1	-	12
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	5
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	1	1	-	17
Net investment income (loss)	-	(1)	7	-	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(7)	(2)	-	(77)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	(7)	(2)	-	(77)
Net unrealized appreciation
(depreciation) of investments	22	17	23	-	471
Net realized and unrealized gain (loss)
on investments	15	10	21	-	394
Net increase (decrease) in net assets
resulting from operations	$ 15	$ 9	$ 28	$ -	$ 383

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	PIMCO Real
	Return	Pioneer Equity	Pioneer Small
	Portfolio -	Income VCT	Cap Value VCT
	Administrative	Portfolio -	Portfolio -	ProFund VP	ProFund VP
	Class	Class II	Class II	Bull	Europe 30
Net investment income (loss)
Income:
Dividends	$ 275	$ 427	$ -	$ 95	$ 264
Total investment income	275	427	-	95	264
Expenses:
Mortality, expense risk
and other charges	89	140	9	241	166
Annual administrative charges	1	1	-	9	4
Contingent deferred sales charges	-	-	1	13	18
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	23	49	1	111	77
Amortization of deferred charges	-	-	-	-	-
Total expenses	113	190	11	374	265
Net investment income (loss)	162	237	(11)	(279)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	(1,049)	(2,985)	(848)	(1,510)
Capital gains distributions	406	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	341	(1,049)	(2,985)	(848)	(1,510)
Net unrealized appreciation
(depreciation) of investments	872	2,633	2,845	3,813	3,915
Net realized and unrealized gain (loss)
on investments	1,213	1,584	(140)	2,965	2,405
Net increase (decrease) in net assets
resulting from operations	$ 1,375	$ 1,821	$ (151)	$ 2,686	$ 2,404

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	ProFund VP	Advantage	Advantage	Advantage	Advantage
	Rising Rates	Asset Allocation	C&B Large Cap	Equity Income	Large Company
	Opportunity	Fund	Value Fund	Fund	Growth Fund
Net investment income (loss)
Income:
Dividends	$ 76	$ 37	$ 4	$ 10	$ 5
Total investment income	76	37	4	10	5
Expenses:
Mortality, expense risk
and other charges	253	32	4	10	27
Annual administrative charges	6	1	-	-	-
Contingent deferred sales charges	15	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	86	17	2	3	13
Amortization of deferred charges	-	-	-	-	-
Total expenses	360	50	6	13	40
Net investment income (loss)	(284)	(13)	(2)	(3)	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,153)	(104)	(11)	(30)	(11)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,153)	(104)	(11)	(30)	(11)
Net unrealized appreciation
(depreciation) of investments	6,093	324	67	102	524
Net realized and unrealized gain (loss)
on investments	3,940	220	56	72	513
Net increase (decrease) in net assets
resulting from operations	$ 3,656	$ 207	$ 54	$ 69	$ 478
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage
	Money Market	Small Cap	Total Return
	Fund	Growth Fund	Bond Fund
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 47
Total investment income	-	-	47
Expenses:
Mortality, expense risk
and other charges	1	8	19
Annual administrative charges	-	-	-
Contingent deferred sales charges	-	-	-
Minimum death benefit guarantee charges	-	-	-
Other contract charges	-	4	7
Amortization of deferred charges	-	-	-
Total expenses	1	12	26
Net investment income (loss)	(1)	(12)	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(62)	1
Capital gains distributions	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	-	(62)	5
Net unrealized appreciation
(depreciation) of investments	-	249	65
Net realized and unrealized gain (loss)
on investments	-	187	70
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 175	$ 91

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal
	AIM V.I.	Global	Allocation	Securities Fund,
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable Series
	Series I Shares	Fund - Class III	Series - Class A	- Class A
Net assets at January 1, 2008	$ 42,305	$ -	$ 668	$ 80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(438)	7,155	10	4
Total realized gain (loss) on investments
and capital gains distributions	4,232	591	71	(6)
Net unrealized appreciation (depreciation)
of investments	(19,898)	(54,254)	(231)	4
Net increase (decrease) in net assets from operations	(16,104)	(46,508)	(150)	2
Changes from principal transactions:
Premiums	48	222,833	-	-
Death Benefits	(251)	(1,171)	(51)	-
Surrenders and withdrawals	(8,138)	222,426	(205)	(55)
Transfers between Divisions
(including fixed account), net	2	220	-	-
Increase (decrease) in net assets derived from
principal transactions	(8,339)	444,308	(256)	(55)
Total increase (decrease) in net assets	(24,443)	397,800	(406)	(53)
Net assets at December 31, 2008	17,862	397,800	262	27

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(2,728)	7	2
Total realized gain (loss) on investments
and capital gains distributions	(3,132)	(6,491)	(3)	-
Net unrealized appreciation (depreciation)
of investments	7,970	153,606	52	(1)
Net increase (decrease) in net assets from operations	4,686	144,387	56	1
Changes from principal transactions:
Premiums	5	133,817	-	-
Death Benefits	(167)	(4,568)	-	-
Surrenders and withdrawals	(935)	(17,228)	(5)	(6)
Transfers between Divisions
(including fixed account), net	(1,330)	321,397	(5)	-
Increase (decrease) in net assets derived from
principal transactions	(2,427)	433,418	(10)	(6)
Total increase (decrease) in net assets	2,259	577,805	46	(5)
Net assets at December 31, 2009	$ 20,121	$ 975,605	$ 308	$ 22

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			Columbia Small
	Columbia Large	Columbia Small	Company	Fidelity® VIP
	Cap Growth	Cap Value	Growth Fund,	Equity-Income
	Fund, Variable	Fund, Variable	Variable Series	Portfolio -
	Series - Class A	Series - Class B	- Class A	Service Class 2
Net assets at January 1, 2008	$ 484	$ 256,889	$ 91	$ 373,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(4,187)	(1)	(605)
Total realized gain (loss) on investments
and capital gains distributions	(1)	23,641	10	(12,351)
Net unrealized appreciation (depreciation)
of investments	(189)	(86,156)	(47)	(132,398)
Net increase (decrease) in net assets from operations	(195)	(66,702)	(38)	(145,354)
Changes from principal transactions:
Premiums	-	97	-	15,056
Death Benefits	(2)	(1,208)	-	(2,590)
Surrenders and withdrawals	(29)	(47,462)	(2)	(73,720)
Transfers between Divisions
(including fixed account), net	-	125	-	277
Increase (decrease) in net assets derived from
principal transactions	(31)	(48,448)	(2)	(60,977)
Total increase (decrease) in net assets	(226)	(115,150)	(40)	(206,331)
Net assets at December 31, 2008	258	141,739	51	167,056

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,571)	(1)	(799)
Total realized gain (loss) on investments
and capital gains distributions	(3)	(10,509)	(2)	(20,914)
Net unrealized appreciation (depreciation)
of investments	87	39,355	10	60,712
Net increase (decrease) in net assets from operations	82	26,275	7	38,999
Changes from principal transactions:
Premiums	-	65	-	1,200
Death Benefits	(7)	(1,659)	(17)	(2,297)
Surrenders and withdrawals	(2)	(5,785)	(16)	(8,937)
Transfers between Divisions
(including fixed account), net	-	(10,569)	-	(12,767)
Increase (decrease) in net assets derived from
principal transactions	(9)	(17,948)	(33)	(22,801)
Total increase (decrease) in net assets	73	8,327	(26)	16,198
Net assets at December 31, 2009	$ 331	$ 150,066	$ 25	$ 183,254

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Fidelity® VIP	Franklin Small		ING
	Contrafund®	Cap Value	ING Balanced	Intermediate
	Portfolio -	Securities Fund	Portfolio -	Bond Portfolio -
	Service Class 2	- Class 2	Class S	Class S
Net assets at January 1, 2008	$ 922,587	$ 8,548	$ 9,901	$ 1,068,161

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,521)	(16)	151	40,270
Total realized gain (loss) on investments
and capital gains distributions	8,137	520	349	11,087
Net unrealized appreciation (depreciation)
of investments	(467,013)	(3,792)	(3,303)	(189,985)
Net increase (decrease) in net assets from operations	(470,397)	(3,288)	(2,803)	(138,628)
Changes from principal transactions:
Premiums	225,354	3,142	1,422	251,904
Death Benefits	(8,332)	(3)	(254)	(10,787)
Surrenders and withdrawals	(13,373)	(1,153)	(1,867)	(49,564)
Transfers between Divisions
(including fixed account), net	659	-	-	1,214
Increase (decrease) in net assets derived from
principal transactions	204,308	1,986	(699)	192,767
Total increase (decrease) in net assets	(266,089)	(1,302)	(3,502)	54,139
Net assets at December 31, 2008	656,498	7,246	6,399	1,122,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,570)	16	180	44,578
Total realized gain (loss) on investments
and capital gains distributions	(97,340)	(22)	(448)	(25,677)
Net unrealized appreciation (depreciation)
of investments	315,224	2,746	1,277	77,998
Net increase (decrease) in net assets from operations	208,314	2,740	1,009	96,899
Changes from principal transactions:
Premiums	36,945	2,853	283	67,971
Death Benefits	(5,993)	(129)	(99)	(12,576)
Surrenders and withdrawals	(27,878)	(338)	(408)	(74,361)
Transfers between Divisions
(including fixed account), net	(72,203)	(257)	(285)	41,079
Increase (decrease) in net assets derived from
principal transactions	(69,129)	2,129	(509)	22,113
Total increase (decrease) in net assets	139,185	4,869	500	119,012
Net assets at December 31, 2009	$ 795,683	$ 12,115	$ 6,899	$ 1,241,312

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein	ING American
	Mid Cap Growth	Mid Cap Growth	Funds Asset	ING American
	Portfolio - Service	Portfolio - Service 2	Allocation	Funds Bond
	Class	Class	Portfolio	Portfolio
Net assets at January 1, 2008	$ 431,682	$ 18,868	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,542)	(365)	(1,353)	(2,803)
Total realized gain (loss) on investments
and capital gains distributions	62,059	2,344	(1,220)	(1,802)
Net unrealized appreciation (depreciation)
of investments	(240,695)	(10,453)	(22,925)	(15,657)
Net increase (decrease) in net assets from operations	(185,178)	(8,474)	(25,498)	(20,262)
Changes from principal transactions:
Premiums	23,279	197	119,105	161,909
Death Benefits	(6,938)	(93)	(105)	(793)
Surrenders and withdrawals	(71,710)	(1,637)	54,827	111,211
Transfers between Divisions
(including fixed account), net	452	3	40	103
Increase (decrease) in net assets derived from
principal transactions	(54,917)	(1,530)	173,867	272,430
Total increase (decrease) in net assets	(240,095)	(10,004)	148,369	252,168
Net assets at December 31, 2008	191,587	8,864	148,369	252,168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,719)	(157)	(2,157)	3,523
Total realized gain (loss) on investments
and capital gains distributions	(154,075)	(7,717)	(1,029)	(1,758)
Net unrealized appreciation (depreciation)
of investments	199,076	9,849	54,499	34,679
Net increase (decrease) in net assets from operations	42,282	1,975	51,313	36,444
Changes from principal transactions:
Premiums	3,748	12	66,114	75,041
Death Benefits	(3,240)	(31)	(2,359)	(2,949)
Surrenders and withdrawals	(8,346)	(151)	(6,172)	(16,202)
Transfers between Divisions
(including fixed account), net	(226,031)	(10,669)	48,943	139,875
Increase (decrease) in net assets derived from
principal transactions	(233,869)	(10,839)	106,526	195,765
Total increase (decrease) in net assets	(191,587)	(8,864)	157,839	232,209
Net assets at December 31, 2009	$ -	$ -	$ 306,208	$ 484,377

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING American
		ING American	ING American	Funds World
	ING American	Funds Growth-	Funds	Allocation
	Funds Growth	Income	International	Portfolio -
	Portfolio	Portfolio	Portfolio	Service Class
Net assets at January 1, 2008	$ 2,455,766	$ 1,595,008	$ 1,548,000	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33,533)	(12,482)	(6,347)	(23)
Total realized gain (loss) on investments
and capital gains distributions	178,272	59,959	101,181	-
Net unrealized appreciation (depreciation)
of investments	(1,354,204)	(725,097)	(830,068)	386
Net increase (decrease) in net assets from operations	(1,209,465)	(677,620)	(735,234)	363
Changes from principal transactions:
Premiums	414,568	278,361	270,467	10,735
Death Benefits	(22,031)	(15,493)	(12,839)	-
Surrenders and withdrawals	(96,239)	(107,104)	(117,571)	2,030
Transfers between Divisions
(including fixed account), net	1,666	1,733	953	-
Increase (decrease) in net assets derived from
principal transactions	297,964	157,497	141,010	12,765
Total increase (decrease) in net assets	(911,501)	(520,123)	(594,224)	13,128
Net assets at December 31, 2008	1,544,265	1,074,885	953,776	13,128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,912)	(2,549)	10,937	(1,090)
Total realized gain (loss) on investments
and capital gains distributions	201,868	68,958	179,814	2,582
Net unrealized appreciation (depreciation)
of investments	356,847	228,716	174,029	14,266
Net increase (decrease) in net assets from operations	545,803	295,125	364,780	15,758
Changes from principal transactions:
Premiums	112,850	71,842	62,374	32,022
Death Benefits	(19,814)	(18,164)	(12,514)	(381)
Surrenders and withdrawals	(65,388)	(44,684)	(41,254)	(1,313)
Transfers between Divisions
(including fixed account), net	(13,269)	(2,615)	60,133	42,865
Increase (decrease) in net assets derived from
principal transactions	14,379	6,379	68,739	73,193
Total increase (decrease) in net assets	560,182	301,504	433,519	88,951
Net assets at December 31, 2009	$ 2,104,447	$ 1,376,389	$ 1,387,295	$ 102,079

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING BlackRock
			ING BlackRock	Large Cap
	ING Artio	ING Artio	Inflation	Growth
	Foreign	Foreign	Protected Bond	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service 2 Class	Service Class	Class
Net assets at January 1, 2008	$ 908,393	$ 74,247	$ -	$ 244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,585)	(1,529)	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	95,942	7,609	-	14
Net unrealized appreciation (depreciation)
of investments	(497,266)	(39,130)	-	(103)
Net increase (decrease) in net assets from operations	(418,909)	(33,050)	-	(91)
Changes from principal transactions:
Premiums	133,540	527	-	-
Death Benefits	(6,321)	(565)	-	-
Surrenders and withdrawals	(118,122)	(2,203)	-	(22)
Transfers between Divisions
(including fixed account), net	688	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	9,785	(2,242)	-	(22)
Total increase (decrease) in net assets	(409,124)	(35,292)	-	(113)
Net assets at December 31, 2008	499,269	38,955	-	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,851	80	432	-
Total realized gain (loss) on investments
and capital gains distributions	(27,947)	(1,526)	1,080	(11)
Net unrealized appreciation (depreciation)
of investments	106,632	7,567	2,623	49
Net increase (decrease) in net assets from operations	82,536	6,121	4,135	38
Changes from principal transactions:
Premiums	24,582	184	18,430	-
Death Benefits	(5,102)	(305)	(215)	-
Surrenders and withdrawals	(22,455)	(901)	(3,618)	(12)
Transfers between Divisions
(including fixed account), net	22,826	2,683	140,669	(9)
Increase (decrease) in net assets derived from
principal transactions	19,851	1,661	155,266	(21)
Total increase (decrease) in net assets	102,387	7,782	159,401	17
Net assets at December 31, 2009	$ 601,656	$ 46,737	$ 159,401	$ 148

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Large Cap	Large Cap	Large Cap	Global Real
	Growth	Value	Value	Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 153,507	$ 57,552	$ 4,303	$ 145,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,917)	(876)	(78)	(3,367)
Total realized gain (loss) on investments
and capital gains distributions	8,373	1,124	184	(9,292)
Net unrealized appreciation (depreciation)
of investments	(69,280)	(18,792)	(1,532)	(69,097)
Net increase (decrease) in net assets from operations	(63,824)	(18,544)	(1,426)	(81,756)
Changes from principal transactions:
Premiums	18,099	12	-	44,889
Death Benefits	(1,914)	(619)	(33)	(1,440)
Surrenders and withdrawals	(11,624)	(10,858)	(638)	11,290
Transfers between Divisions
(including fixed account), net	101	54	6	172
Increase (decrease) in net assets derived from
principal transactions	4,662	(11,411)	(665)	54,911
Total increase (decrease) in net assets	(59,162)	(29,955)	(2,091)	(26,845)
Net assets at December 31, 2008	94,345	27,597	2,212	118,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,504)	(553)	(55)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(12,056)	(3,536)	(108)	(21,929)
Net unrealized appreciation (depreciation)
of investments	42,442	6,048	344	59,954
Net increase (decrease) in net assets from operations	27,882	1,959	181	38,021
Changes from principal transactions:
Premiums	7,152	11	-	10,057
Death Benefits	(1,087)	(536)	(53)	(930)
Surrenders and withdrawals	(5,837)	(1,250)	(101)	(3,988)
Transfers between Divisions
(including fixed account), net	7,710	(2,589)	(50)	(10,674)
Increase (decrease) in net assets derived from
principal transactions	7,938	(4,364)	(204)	(5,535)
Total increase (decrease) in net assets	35,820	(2,405)	(23)	32,486
Net assets at December 31, 2009	$ 130,165	$ 25,192	$ 2,189	$ 151,036

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion	ING Clarion	ING Evergreen
	Estate	Real Estate	Real Estate	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 2,736	$ 578,834	$ 30,569	$ 205,635

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	(5,413)	(411)	(4,148)
Total realized gain (loss) on investments
and capital gains distributions	(169)	82,687	4,652	9,968
Net unrealized appreciation (depreciation)
of investments	(1,052)	(269,772)	(15,142)	(75,064)
Net increase (decrease) in net assets from operations	(1,282)	(192,498)	(10,901)	(69,244)
Changes from principal transactions:
Premiums	38	10,443	219	21,772
Death Benefits	(45)	(5,616)	(134)	(1,430)
Surrenders and withdrawals	248	(120,639)	(3,901)	7,981
Transfers between Divisions
(including fixed account), net	-	314	4	35
Increase (decrease) in net assets derived from
principal transactions	241	(115,498)	(3,812)	28,358
Total increase (decrease) in net assets	(1,041)	(307,996)	(14,713)	(40,886)
Net assets at December 31, 2008	1,695	270,838	15,856	164,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	3,726	149	(4,420)
Total realized gain (loss) on investments
and capital gains distributions	(229)	(49,240)	(2,219)	(8,794)
Net unrealized appreciation (depreciation)
of investments	807	121,520	6,801	38,662
Net increase (decrease) in net assets from operations	568	76,006	4,731	25,448
Changes from principal transactions:
Premiums	5	1,030	33	9,457
Death Benefits	-	(3,376)	(158)	(1,196)
Surrenders and withdrawals	(73)	(16,270)	(465)	(7,477)
Transfers between Divisions
(including fixed account), net	104	(21,002)	(1,161)	(11,165)
Increase (decrease) in net assets derived from
principal transactions	36	(39,618)	(1,751)	(10,381)
Total increase (decrease) in net assets	604	36,388	2,980	15,067
Net assets at December 31, 2009	$ 2,299	$ 307,226	$ 18,836	$ 179,816

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Omega	Omega	Diversified Mid Diversified Mid
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(28)	(12,891)	(842)
Total realized gain (loss) on investments
and capital gains distributions	(57)	137	60,933	2,873
Net unrealized appreciation (depreciation)
of investments	(2,013)	(467)	(463,280)	(20,323)
Net increase (decrease) in net assets from operations	(2,222)	(358)	(415,238)	(18,292)
Changes from principal transactions:
Premiums	1,032	-	69,623	224
Death Benefits	(47)	(8)	(13,694)	(400)
Surrenders and withdrawals	1,625	(135)	(122,565)	(3,226)
Transfers between Divisions
(including fixed account), net	1	2	960	9
Increase (decrease) in net assets derived from
principal transactions	2,611	(141)	(65,676)	(3,393)
Total increase (decrease) in net assets	389	(499)	(480,914)	(21,685)
Net assets at December 31, 2008	8,916	802	581,082	25,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(889)	(24)	(12,891)	(705)
Total realized gain (loss) on investments
and capital gains distributions	(215)	(26)	(28,190)	(869)
Net unrealized appreciation (depreciation)
of investments	17,391	312	241,241	10,062
Net increase (decrease) in net assets from operations	16,287	262	200,160	8,488
Changes from principal transactions:
Premiums	6,378	-	20,215	79
Death Benefits	(271)	(11)	(9,250)	(372)
Surrenders and withdrawals	(2,612)	(8)	(37,819)	(743)
Transfers between Divisions
(including fixed account), net	64,738	(166)	11,618	(403)
Increase (decrease) in net assets derived from
principal transactions	68,233	(185)	(15,236)	(1,439)
Total increase (decrease) in net assets	84,520	77	184,924	7,049
Net assets at December 31, 2009	$ 93,436	$ 879	$ 766,006	$ 32,436

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Franklin	ING Franklin	ING Franklin
	ING Focus 5	Income	Income	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 99,541	$ 342,076	$ 9,020	$ 199,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(389)	2,763	25	2,201
Total realized gain (loss) on investments
and capital gains distributions	(7,459)	(5,413)	(547)	(6,659)
Net unrealized appreciation (depreciation)
of investments	(76,000)	(125,039)	(2,514)	(82,809)
Net increase (decrease) in net assets from operations	(83,848)	(127,689)	(3,036)	(87,267)
Changes from principal transactions:
Premiums	112,585	71,357	186	42,441
Death Benefits	(668)	(4,670)	(22)	(2,111)
Surrenders and withdrawals	3,132	6,955	(293)	(6,388)
Transfers between Divisions
(including fixed account), net	7	388	(3)	154
Increase (decrease) in net assets derived from
principal transactions	115,056	74,030	(132)	34,096
Total increase (decrease) in net assets	31,208	(53,659)	(3,168)	(53,171)
Net assets at December 31, 2008	130,749	288,417	5,852	146,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,620)	14,845	270	(3,770)
Total realized gain (loss) on investments
and capital gains distributions	(19,278)	(12,855)	(883)	(13,244)
Net unrealized appreciation (depreciation)
of investments	48,080	88,813	2,414	52,591
Net increase (decrease) in net assets from operations	25,182	90,803	1,801	35,577
Changes from principal transactions:
Premiums	13,138	20,434	42	11,316
Death Benefits	(653)	(4,819)	(20)	(2,206)
Surrenders and withdrawals	(3,373)	(18,221)	(115)	(5,918)
Transfers between Divisions
(including fixed account), net	(10,732)	55,039	297	2,456
Increase (decrease) in net assets derived from
principal transactions	(1,620)	52,433	204	5,648
Total increase (decrease) in net assets	23,562	143,236	2,005	41,225
Net assets at December 31, 2009	$ 154,311	$ 431,653	$ 7,857	$ 187,539

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Franklin
	Templeton
	Founding	ING Global	ING Global	ING Growth
	Strategy	Resources	Resources	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio II -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 520,590	$ 828,047	$ 41,169	$ 352,697

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,020)	(5,155)	(428)	(5,239)
Total realized gain (loss) on investments
and capital gains distributions	(5,642)	157,644	7,343	47,518
Net unrealized appreciation (depreciation)
of investments	(305,460)	(567,168)	(24,926)	(219,795)
Net increase (decrease) in net assets from operations	(327,122)	(414,679)	(18,011)	(177,516)
Changes from principal transactions:
Premiums	378,301	151,559	728	7,812
Death Benefits	(4,052)	(6,652)	(251)	(3,753)
Surrenders and withdrawals	115,827	(11,801)	(1,108)	(52,365)
Transfers between Divisions
(including fixed account), net	475	527	4	177
Increase (decrease) in net assets derived from
principal transactions	490,551	133,633	(627)	(48,129)
Total increase (decrease) in net assets	163,429	(281,046)	(18,638)	(225,645)
Net assets at December 31, 2008	684,019	547,001	22,531	127,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,365	(14,498)	(706)	1,668
Total realized gain (loss) on investments
and capital gains distributions	(22,951)	(48,883)	(490)	(163,053)
Net unrealized appreciation (depreciation)
of investments	202,439	251,057	8,414	177,974
Net increase (decrease) in net assets from operations	181,853	187,676	7,218	16,589
Changes from principal transactions:
Premiums	36,831	23,197	58	58
Death Benefits	(6,783)	(5,280)	(267)	(1,169)
Surrenders and withdrawals	(20,041)	(27,040)	(809)	(3,347)
Transfers between Divisions
(including fixed account), net	(25,988)	(33,493)	(242)	(139,183)
Increase (decrease) in net assets derived from
principal transactions	(15,981)	(42,616)	(1,260)	(143,641)
Total increase (decrease) in net assets	165,872	145,060	5,958	(127,052)
Net assets at December 31, 2009	$ 849,891	$ 692,061	$ 28,489	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
		ING Index Plus	ING Index Plus	International
	ING Growth	International	International	Growth
	and Income	Equity	Equity	Opportunities
	Portfolio II -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 25,414	$ 41,029	$ 800	$ 142,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(439)	1,178	14	(851)
Total realized gain (loss) on investments
and capital gains distributions	2,995	4,668	93	21,250
Net unrealized appreciation (depreciation)
of investments	(15,817)	(21,719)	(384)	(87,278)
Net increase (decrease) in net assets from operations	(13,261)	(15,873)	(277)	(66,879)
Changes from principal transactions:
Premiums	62	1,354	-	12
Death Benefits	(142)	(272)	(6)	(2,214)
Surrenders and withdrawals	(2,380)	(9,007)	(234)	(20,283)
Transfers between Divisions
(including fixed account), net	15	18	1	155
Increase (decrease) in net assets derived from
principal transactions	(2,445)	(7,907)	(239)	(22,330)
Total increase (decrease) in net assets	(15,706)	(23,780)	(516)	(89,209)
Net assets at December 31, 2008	9,708	17,249	284	53,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	798	12	1,126
Total realized gain (loss) on investments
and capital gains distributions	(13,252)	(18,492)	(303)	(57,152)
Net unrealized appreciation (depreciation)
of investments	14,414	20,269	338	74,924
Net increase (decrease) in net assets from operations	1,236	2,575	47	18,898
Changes from principal transactions:
Premiums	8	188	-	7
Death Benefits	(41)	(160)	-	(998)
Surrenders and withdrawals	(270)	(420)	-	(2,792)
Transfers between Divisions
(including fixed account), net	(10,641)	(19,432)	(331)	(68,284)
Increase (decrease) in net assets derived from
principal transactions	(10,944)	(19,824)	(331)	(72,067)
Total increase (decrease) in net assets	(9,708)	(17,249)	(284)	(53,169)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING
	International			ING JPMorgan
	Growth	ING Janus	ING Janus	Emerging
	Opportunities	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 10,823	$ 784,615	$ 39,413	$ 867,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(126)	(11,329)	(689)	835
Total realized gain (loss) on investments
and capital gains distributions	1,765	75,912	3,638	97,310
Net unrealized appreciation (depreciation)
of investments	(7,142)	(482,952)	(22,459)	(565,466)
Net increase (decrease) in net assets from operations	(5,503)	(418,369)	(19,510)	(467,321)
Changes from principal transactions:
Premiums	-	108,758	282	133,882
Death Benefits	(26)	(8,543)	(390)	(6,376)
Surrenders and withdrawals	(841)	(59,259)	(1,044)	(113,007)
Transfers between Divisions
(including fixed account), net	(2)	771	(6)	340
Increase (decrease) in net assets derived from
principal transactions	(869)	41,727	(1,158)	14,839
Total increase (decrease) in net assets	(6,372)	(376,642)	(20,668)	(452,482)
Net assets at December 31, 2008	4,451	407,973	18,745	414,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	(8,213)	(490)	(6,551)
Total realized gain (loss) on investments
and capital gains distributions	(4,645)	(89,271)	(3,292)	11,967
Net unrealized appreciation (depreciation)
of investments	6,204	218,338	9,247	287,371
Net increase (decrease) in net assets from operations	1,615	120,854	5,465	292,787
Changes from principal transactions:
Premiums	-	13,395	43	22,967
Death Benefits	(44)	(4,930)	(186)	(6,490)
Surrenders and withdrawals	(256)	(19,225)	(564)	(23,885)
Transfers between Divisions
(including fixed account), net	(5,766)	(57,794)	(1,647)	(7,800)
Increase (decrease) in net assets derived from
principal transactions	(6,066)	(68,554)	(2,354)	(15,208)
Total increase (decrease) in net assets	(4,451)	52,300	3,111	277,579
Net assets at December 31, 2009	$ -	$ 460,273	$ 21,856	$ 692,447

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	Value
	Markets Equity	Equity	Equity	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 47,813	$ 236,387	$ 50,959	$ 41,470

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(3,686)	(992)	272
Total realized gain (loss) on investments
and capital gains distributions	5,170	11,625	4,188	491
Net unrealized appreciation (depreciation)
of investments	(29,383)	(73,261)	(18,127)	(15,071)
Net increase (decrease) in net assets from operations	(24,365)	(65,322)	(14,931)	(14,308)
Changes from principal transactions:
Premiums	424	9,101	64	198
Death Benefits	(372)	(1,567)	(164)	(991)
Surrenders and withdrawals	(2,816)	(52,474)	(5,944)	(8,243)
Transfers between Divisions
(including fixed account), net	2	198	24	98
Increase (decrease) in net assets derived from
principal transactions	(2,762)	(44,742)	(6,020)	(8,938)
Total increase (decrease) in net assets	(27,127)	(110,064)	(20,951)	(23,246)
Net assets at December 31, 2008	20,686	126,323	30,008	18,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(456)	(2,930)	(805)	764
Total realized gain (loss) on investments
and capital gains distributions	1,033	(5,968)	(276)	(17,325)
Net unrealized appreciation (depreciation)
of investments	13,106	37,207	7,627	17,502
Net increase (decrease) in net assets from operations	13,683	28,309	6,546	941
Changes from principal transactions:
Premiums	277	2,552	4	7
Death Benefits	(220)	(1,432)	(392)	(155)
Surrenders and withdrawals	(610)	(5,227)	(747)	(1,010)
Transfers between Divisions
(including fixed account), net	(480)	2,998	(1,193)	(18,007)
Increase (decrease) in net assets derived from
principal transactions	(1,033)	(1,109)	(2,328)	(19,165)
Total increase (decrease) in net assets	12,650	27,200	4,218	(18,224)
Net assets at December 31, 2009	$ 33,336	$ 153,523	$ 34,226	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING JPMorgan	ING LifeStyle	ING LifeStyle
	Value	Aggressive	Aggressive	ING LifeStyle
	Opportunities	Growth	Growth	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 1,674	$ 1,325,896	$ 4,328	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(9,869)	(31)	(571)
Total realized gain (loss) on investments
and capital gains distributions	78	117,341	193	(189)
Net unrealized appreciation (depreciation)
of investments	(617)	(678,526)	(2,130)	699
Net increase (decrease) in net assets from operations	(539)	(571,054)	(1,968)	(61)
Changes from principal transactions:
Premiums	-	121,061	24	23,180
Death Benefits	(11)	(10,495)	-	(41)
Surrenders and withdrawals	(434)	(115,510)	381	104,743
Transfers between Divisions
(including fixed account), net	-	754	(1)	13
Increase (decrease) in net assets derived from
principal transactions	(445)	(4,190)	404	127,895
Total increase (decrease) in net assets	(984)	(575,244)	(1,564)	127,834
Net assets at December 31, 2008	690	750,652	2,764	127,834

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	9,848	18	3,551
Total realized gain (loss) on investments
and capital gains distributions	(644)	(360,920)	(1,634)	40,447
Net unrealized appreciation (depreciation)
of investments	648	521,999	2,126	(699)
Net increase (decrease) in net assets from operations	31	170,927	510	43,299
Changes from principal transactions:
Premiums	-	23,899	12	60,229
Death Benefits	-	(7,077)	(5)	(2,283)
Surrenders and withdrawals	(6)	(17,879)	(43)	(7,617)
Transfers between Divisions
(including fixed account), net	(715)	(920,522)	(3,238)	(221,462)
Increase (decrease) in net assets derived from
principal transactions	(721)	(921,579)	(3,274)	(171,133)
Total increase (decrease) in net assets	(690)	(750,652)	(2,764)	(127,834)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING LifeStyle
	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate
	Conservative	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ -	$ 3,874,407	$ 12,286	$ 2,953,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(28,650)	(117)	(12,154)
Total realized gain (loss) on investments
and capital gains distributions	-	223,784	591	138,281
Net unrealized appreciation (depreciation)
of investments	-	(1,870,893)	(5,865)	(1,253,846)
Net increase (decrease) in net assets from operations	-	(1,675,759)	(5,391)	(1,127,719)
Changes from principal transactions:
Premiums	-	974,517	61	727,288
Death Benefits	-	(26,560)	(75)	(34,186)
Surrenders and withdrawals	-	(225,129)	2,684	(88,972)
Transfers between Divisions
(including fixed account), net	-	2,516	8	2,364
Increase (decrease) in net assets derived from
principal transactions	-	725,344	2,678	606,494
Total increase (decrease) in net assets	-	(950,415)	(2,713)	(521,225)
Net assets at December 31, 2008	-	2,923,992	9,573	2,432,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	73,667	237	84,707
Total realized gain (loss) on investments
and capital gains distributions	35	(966,479)	(3,732)	(571,622)
Net unrealized appreciation (depreciation)
of investments	-	1,524,090	5,608	988,979
Net increase (decrease) in net assets from operations	57	631,278	2,113	502,064
Changes from principal transactions:
Premiums	-	211,134	74	179,755
Death Benefits	-	(20,169)	-	(23,110)
Surrenders and withdrawals	(17)	(66,516)	(154)	(80,541)
Transfers between Divisions
(including fixed account), net	(40)	(3,679,719)	(11,606)	(3,010,898)
Increase (decrease) in net assets derived from
principal transactions	(57)	(3,555,270)	(11,686)	(2,934,794)
Total increase (decrease) in net assets	-	(2,923,992)	(9,573)	(2,432,730)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Moderate	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 16,308	$ 1,290,614	$ 13,609	$ 176,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(5,712)	(83)	7,130
Total realized gain (loss) on investments
and capital gains distributions	110	49,634	(336)	(1,888)
Net unrealized appreciation (depreciation)
of investments	(5,855)	(520,340)	(4,334)	(8,045)
Net increase (decrease) in net assets from operations	(5,831)	(476,418)	(4,753)	(2,803)
Changes from principal transactions:
Premiums	87	379,139	175	31
Death Benefits	(268)	(18,641)	(106)	(5,887)
Surrenders and withdrawals	849	225,380	2,392	(37,504)
Transfers between Divisions
(including fixed account), net	8	1,332	(3)	92
Increase (decrease) in net assets derived from
principal transactions	676	587,210	2,458	(43,268)
Total increase (decrease) in net assets	(5,155)	110,792	(2,295)	(46,071)
Net assets at December 31, 2008	11,153	1,401,406	11,314	130,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	377	60,494	730	3,474
Total realized gain (loss) on investments
and capital gains distributions	(3,790)	(235,236)	(1,707)	(1,994)
Net unrealized appreciation (depreciation)
of investments	5,800	432,533	4,078	4,524
Net increase (decrease) in net assets from operations	2,387	257,791	3,101	6,004
Changes from principal transactions:
Premiums	57	129,732	15	16
Death Benefits	(226)	(18,338)	-	(3,668)
Surrenders and withdrawals	(503)	(55,573)	(251)	(14,710)
Transfers between Divisions
(including fixed account), net	(12,868)	(1,715,018)	(14,179)	(4,289)
Increase (decrease) in net assets derived from
principal transactions	(13,540)	(1,659,197)	(14,415)	(22,651)
Total increase (decrease) in net assets	(11,153)	(1,401,406)	(11,314)	(16,647)
Net assets at December 31, 2009	$ -	$ -	$ -	$ 113,748

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING Lord	ING Lord
	ING Liquid	ING Liquid	Abbett	Abbett
	Assets	Assets	Affiliated	Affiliated
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 1,050,018	$ 24,213	$ 122,006	$ 3,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41,481)	(1,686)	201	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	-	16,416	344
Net unrealized appreciation (depreciation)
of investments	-	-	(57,280)	(1,577)
Net increase (decrease) in net assets from operations	(41,481)	(1,686)	(40,663)	(1,239)
Changes from principal transactions:
Premiums	735,356	53	31	-
Death Benefits	(36,720)	(242)	(1,707)	(26)
Surrenders and withdrawals	617,174	33,949	(21,124)	(273)
Transfers between Divisions
(including fixed account), net	7,120	1	68	2
Increase (decrease) in net assets derived from
principal transactions	1,322,930	33,761	(22,732)	(297)
Total increase (decrease) in net assets	1,281,449	32,075	(63,395)	(1,536)
Net assets at December 31, 2008	2,331,467	56,288	58,611	1,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49,582)	(1,256)	(887)	(37)
Total realized gain (loss) on investments
and capital gains distributions	4,075	87	(5,214)	(178)
Net unrealized appreciation (depreciation)
of investments	-	-	13,521	477
Net increase (decrease) in net assets from operations	(45,507)	(1,169)	7,420	262
Changes from principal transactions:
Premiums	287,399	16	12	-
Death Benefits	(34,309)	(1,027)	(745)	(9)
Surrenders and withdrawals	(443,285)	(8,361)	(3,940)	(26)
Transfers between Divisions
(including fixed account), net	(600,801)	(13,429)	(3,657)	(128)
Increase (decrease) in net assets derived from
principal transactions	(790,996)	(22,801)	(8,330)	(163)
Total increase (decrease) in net assets	(836,503)	(23,970)	(910)	99
Net assets at December 31, 2009	$ 1,494,964	$ 32,318	$ 57,701	$ 1,991

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total
	Growth	Growth	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2008	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,204)	(460)	(3,203)	35,236
Total realized gain (loss) on investments
and capital gains distributions	41,314	574	29,184	79,731
Net unrealized appreciation (depreciation)
of investments	(328,018)	(10,684)	(190,583)	(364,961)
Net increase (decrease) in net assets from operations	(295,908)	(10,570)	(164,602)	(249,994)
Changes from principal transactions:
Premiums	40,933	68	51,626	58,464
Death Benefits	(12,388)	(178)	(2,348)	(19,652)
Surrenders and withdrawals	(94,435)	(1,488)	(19,640)	(163,640)
Transfers between Divisions
(including fixed account), net	1,040	(1)	199	780
Increase (decrease) in net assets derived from
principal transactions	(64,850)	(1,599)	29,837	(124,048)
Total increase (decrease) in net assets	(360,758)	(12,169)	(134,765)	(374,042)
Net assets at December 31, 2008	397,436	14,277	160,191	740,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,973)	(323)	(2,356)	1,590
Total realized gain (loss) on investments
and capital gains distributions	10,411	(133)	(22,978)	(26,042)
Net unrealized appreciation (depreciation)
of investments	92,547	4,078	74,292	131,083
Net increase (decrease) in net assets from operations	96,985	3,622	48,958	106,631
Changes from principal transactions:
Premiums	15,339	24	3,683	27,138
Death Benefits	(8,163)	(136)	(1,841)	(16,531)
Surrenders and withdrawals	(26,564)	(481)	(6,281)	(56,883)
Transfers between Divisions
(including fixed account), net	(14,596)	174	(28,844)	(3,508)
Increase (decrease) in net assets derived from
principal transactions	(33,984)	(419)	(33,283)	(49,784)
Total increase (decrease) in net assets	63,001	3,203	15,675	56,847
Net assets at December 31, 2009	$ 460,437	$ 17,480	$ 175,866	$ 797,586

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING Multi-	ING
			Manager	Oppenheimer
	ING MFS Total	ING MFS	International	Active
	Return	Utilities	Small Cap	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Class S	Service Class
Net assets at January 1, 2008	$ 49,366	$ 499,704	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,231	4,391	(30)	22
Total realized gain (loss) on investments
and capital gains distributions	2,822	69,437	(652)	-
Net unrealized appreciation (depreciation)
of investments	(15,324)	(304,761)	(852)	25
Net increase (decrease) in net assets from operations	(11,271)	(230,933)	(1,534)	47
Changes from principal transactions:
Premiums	102	108,682	2,385	2,909
Death Benefits	(403)	(5,263)	(3)	-
Surrenders and withdrawals	(5,094)	(24,774)	1,788	515
Transfers between Divisions
(including fixed account), net	5	409	-	-
Increase (decrease) in net assets derived from
principal transactions	(5,390)	79,054	4,170	3,424
Total increase (decrease) in net assets	(16,661)	(151,879)	2,636	3,471
Net assets at December 31, 2008	32,705	347,825	2,636	3,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(149)	10,552	1,991	(193)
Total realized gain (loss) on investments
and capital gains distributions	(2,166)	(15,443)	172	115
Net unrealized appreciation (depreciation)
of investments	6,589	99,841	852	3,983
Net increase (decrease) in net assets from operations	4,274	94,950	3,015	3,905
Changes from principal transactions:
Premiums	145	21,609	1,480	8,893
Death Benefits	(287)	(3,503)	(149)	(72)
Surrenders and withdrawals	(1,136)	(16,853)	(178)	(290)
Transfers between Divisions
(including fixed account), net	(1,366)	(27,390)	(6,804)	7,625
Increase (decrease) in net assets derived from
principal transactions	(2,644)	(26,137)	(5,651)	16,156
Total increase (decrease) in net assets	1,630	68,813	(2,636)	20,061
Net assets at December 31, 2009	$ 34,335	$ 416,638	$ -	$ 23,532

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Main Street	Main Street	High Yield	Total Return
	Portfolio® -	Portfolio® -	Portfolio -	Bond Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2008	$ 379,304	$ 4,861	$ 574,507	$ 963,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,553	(12)	29,128	16,065
Total realized gain (loss) on investments
and capital gains distributions	17,421	94	(28,548)	26,706
Net unrealized appreciation (depreciation)
of investments	(159,619)	(1,955)	(119,890)	(24,763)
Net increase (decrease) in net assets from operations	(140,645)	(1,873)	(119,310)	18,008
Changes from principal transactions:
Premiums	9,761	26	12,172	544,471
Death Benefits	(6,932)	(41)	(8,960)	(19,557)
Surrenders and withdrawals	(46,260)	(340)	(132,629)	604,672
Transfers between Divisions
(including fixed account), net	236	-	384	1,351
Increase (decrease) in net assets derived from
principal transactions	(43,195)	(355)	(129,033)	1,130,937
Total increase (decrease) in net assets	(183,840)	(2,228)	(248,343)	1,148,945
Net assets at December 31, 2008	195,464	2,633	326,164	2,112,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(648)	(21)	22,149	37,843
Total realized gain (loss) on investments
and capital gains distributions	(11,836)	(820)	(18,648)	97,813
Net unrealized appreciation (depreciation)
of investments	25,048	977	132,752	159,164
Net increase (decrease) in net assets from operations	12,564	136	136,253	294,820
Changes from principal transactions:
Premiums	1,625	7	694	226,311
Death Benefits	(2,920)	(61)	(6,389)	(26,940)
Surrenders and withdrawals	(7,205)	(44)	(27,471)	(171,566)
Transfers between Divisions
(including fixed account), net	(199,528)	(2,671)	(29,226)	547,171
Increase (decrease) in net assets derived from
principal transactions	(208,028)	(2,769)	(62,392)	574,976
Total increase (decrease) in net assets	(195,464)	(2,633)	73,861	869,796
Net assets at December 31, 2009	$ -	$ -	$ 400,025	$ 2,982,070

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING Retirement
	Total Return	ING Pioneer	Mid Cap Value	Conservative
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 47,659	$ 89,772	$ 648,885	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	248	311	(4,246)	-
Total realized gain (loss) on investments
and capital gains distributions	971	3,267	26,099	-
Net unrealized appreciation (depreciation)
of investments	(534)	(32,243)	(282,330)	-
Net increase (decrease) in net assets from operations	685	(28,665)	(260,477)	-
Changes from principal transactions:
Premiums	530	3,746	38,279	-
Death Benefits	(548)	(590)	(6,276)	-
Surrenders and withdrawals	13,059	(18,609)	73,101	-
Transfers between Divisions
(including fixed account), net	18	73	687	-
Increase (decrease) in net assets derived from
principal transactions	13,059	(15,380)	105,791	-
Total increase (decrease) in net assets	13,744	(44,045)	(154,686)	-
Net assets at December 31, 2008	61,403	45,727	494,199	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	659	(590)	(6,483)	(1,973)
Total realized gain (loss) on investments
and capital gains distributions	2,662	(2,250)	(21,539)	137
Net unrealized appreciation (depreciation)
of investments	4,065	11,780	130,193	4,284
Net increase (decrease) in net assets from operations	7,386	8,940	102,171	2,448
Changes from principal transactions:
Premiums	141	1,180	15,034	6,260
Death Benefits	(741)	(683)	(7,687)	(376)
Surrenders and withdrawals	(3,914)	(2,538)	(26,451)	(3,853)
Transfers between Divisions
(including fixed account), net	9,612	(678)	(13,280)	395,943
Increase (decrease) in net assets derived from
principal transactions	5,098	(2,719)	(32,384)	397,974
Total increase (decrease) in net assets	12,484	6,221	69,787	400,422
Net assets at December 31, 2009	$ 73,887	$ 51,948	$ 563,986	$ 400,422

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Retirement		ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital
	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class
Net assets at January 1, 2008	$ -	$ -	$ -	$ 2,706,874

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	47,843
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	266,409
Net unrealized appreciation (depreciation)
of investments	-	-	-	(1,115,753)
Net increase (decrease) in net assets from operations	-	-	-	(801,501)
Changes from principal transactions:
Premiums	-	-	-	347,161
Death Benefits	-	-	-	(35,146)
Surrenders and withdrawals	-	-	-	(257,446)
Transfers between Divisions
(including fixed account), net	-	-	-	2,090
Increase (decrease) in net assets derived from
principal transactions	-	-	-	56,659
Total increase (decrease) in net assets	-	-	-	(744,842)
Net assets at December 31, 2008	-	-	-	1,962,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,705)	(15,066)	(8,809)	(12,271)
Total realized gain (loss) on investments
and capital gains distributions	(53)	(177)	(14)	(10,212)
Net unrealized appreciation (depreciation)
of investments	87,859	52,262	25,403	598,703
Net increase (decrease) in net assets from operations	64,101	37,019	16,580	576,220
Changes from principal transactions:
Premiums	26,456	29,643	15,025	109,359
Death Benefits	(7,788)	(6,469)	(4,520)	(27,799)
Surrenders and withdrawals	(23,452)	(19,462)	(14,835)	(125,472)
Transfers between Divisions
(including fixed account), net	4,475,095	3,067,494	1,822,699	19,008
Increase (decrease) in net assets derived from
principal transactions	4,470,311	3,071,206	1,818,369	(24,904)
Total increase (decrease) in net assets	4,534,412	3,108,225	1,834,949	551,316
Net assets at December 31, 2009	$ 4,534,412	$ 3,108,225	$ 1,834,949	$ 2,513,348

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton
	Appreciation	Income	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 111,811	$ 945,504	$ 34,714	$ 448,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,006	14,583	354	(3,928)
Total realized gain (loss) on investments
and capital gains distributions	8,218	66,730	2,322	23,014
Net unrealized appreciation (depreciation)
of investments	(40,232)	(417,963)	(15,168)	(192,003)
Net increase (decrease) in net assets from operations	(31,008)	(336,650)	(12,492)	(172,917)
Changes from principal transactions:
Premiums	535	51,317	154	24,014
Death Benefits	(486)	(11,855)	(113)	(5,219)
Surrenders and withdrawals	(11,331)	(95,089)	(2,123)	(59,735)
Transfers between Divisions
(including fixed account), net	8	733	20	225
Increase (decrease) in net assets derived from
principal transactions	(11,274)	(54,894)	(2,062)	(40,715)
Total increase (decrease) in net assets	(42,282)	(391,544)	(14,554)	(213,632)
Net assets at December 31, 2008	69,529	553,960	20,160	234,440

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(827)	(3,663)	(247)	(380)
Total realized gain (loss) on investments
and capital gains distributions	(2,736)	(13,272)	(1,180)	669
Net unrealized appreciation (depreciation)
of investments	22,878	132,250	5,403	65,048
Net increase (decrease) in net assets from operations	19,315	115,315	3,976	65,337
Changes from principal transactions:
Premiums	213	20,160	65	9,446
Death Benefits	(785)	(9,124)	(165)	(4,188)
Surrenders and withdrawals	(2,865)	(32,322)	(1,062)	(13,670)
Transfers between Divisions
(including fixed account), net	(2,059)	4,571	(535)	8,098
Increase (decrease) in net assets derived from
principal transactions	(5,496)	(16,715)	(1,697)	(314)
Total increase (decrease) in net assets	13,819	98,600	2,279	65,023
Net assets at December 31, 2009	$ 83,348	$ 652,560	$ 22,439	$ 299,463

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Templeton	Kampen Capital	Kampen Capital	Kampen Global
	Global Growth	Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2008	$ 8,169	$ 54,233	$ 14,455	$ 339,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(108)	(3,132)	(101)	(1,327)
Total realized gain (loss) on investments
and capital gains distributions	373	2,535	2,823	27,416
Net unrealized appreciation (depreciation)
of investments	(3,147)	(105,018)	(3,582)	(126,436)
Net increase (decrease) in net assets from operations	(2,882)	(105,615)	(860)	(100,347)
Changes from principal transactions:
Premiums	76	6,646	14	30,043
Death Benefits	(21)	(1,161)	(12)	(1,843)
Surrenders and withdrawals	(1,604)	156,622	(13,585)	(52,106)
Transfers between Divisions
(including fixed account), net	-	112	-	269
Increase (decrease) in net assets derived from
principal transactions	(1,549)	162,219	(13,583)	(23,637)
Total increase (decrease) in net assets	(4,431)	56,604	(14,443)	(123,984)
Net assets at December 31, 2008	3,738	110,837	12	215,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(1,126)	-	10,144
Total realized gain (loss) on investments
and capital gains distributions	(158)	(69,476)	(1)	164
Net unrealized appreciation (depreciation)
of investments	1,222	94,626	3	43,610
Net increase (decrease) in net assets from operations	1,031	24,024	2	53,918
Changes from principal transactions:
Premiums	18	1,146	-	8,369
Death Benefits	(45)	(1,141)	(4)	(2,260)
Surrenders and withdrawals	(118)	(3,437)	-	(10,640)
Transfers between Divisions
(including fixed account), net	67	(131,429)	(10)	7,570
Increase (decrease) in net assets derived from
principal transactions	(78)	(134,861)	(14)	3,039
Total increase (decrease) in net assets	953	(110,837)	(12)	56,957
Net assets at December 31, 2009	$ 4,691	$ -	$ -	$ 272,604

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING Van	Kampen Global	Kampen	Kampen
	Kampen Global	Tactical Asset	Growth and	Growth and
	Franchise	Allocation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 86,794	$ -	$ 739,205	$ 77,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	(6)	10,132	533
Total realized gain (loss) on investments
and capital gains distributions	7,589	(39)	35,543	5,421
Net unrealized appreciation (depreciation)
of investments	(32,223)	101	(274,166)	(30,500)
Net increase (decrease) in net assets from operations	(25,242)	56	(228,491)	(24,546)
Changes from principal transactions:
Premiums	237	1,582	30,636	496
Death Benefits	(643)	-	(14,705)	(415)
Surrenders and withdrawals	(7,921)	1,087	(98,282)	(7,970)
Transfers between Divisions
(including fixed account), net	56	-	593	2
Increase (decrease) in net assets derived from
principal transactions	(8,271)	2,669	(81,758)	(7,887)
Total increase (decrease) in net assets	(33,513)	2,725	(310,249)	(32,433)
Net assets at December 31, 2008	53,281	2,725	428,956	44,662

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,263	181	(3,853)	(726)
Total realized gain (loss) on investments
and capital gains distributions	1,293	972	(27,909)	(1,677)
Net unrealized appreciation (depreciation)
of investments	8,737	2,795	116,163	11,062
Net increase (decrease) in net assets from operations	12,293	3,948	84,401	8,659
Changes from principal transactions:
Premiums	257	8,159	17,402	139
Death Benefits	(674)	(188)	(9,116)	(476)
Surrenders and withdrawals	(2,650)	(518)	(29,755)	(1,605)
Transfers between Divisions
(including fixed account), net	(1,607)	27,630	(9,714)	(30)
Increase (decrease) in net assets derived from
principal transactions	(4,674)	35,083	(31,183)	(1,972)
Total increase (decrease) in net assets	7,619	39,031	53,218	6,687
Net assets at December 31, 2009	$ 60,900	$ 41,756	$ 482,174	$ 51,349

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Wells	ING Wells		ING American
	Fargo Small	Fargo Small		Century Large
	Cap Disciplined	Cap Disciplined	ING Diversified	Company Value
	Portfolio -	Portfolio -	International	Portfolio -
	Service Class	Service 2 Class	Fund - Class R	Service Class
Net assets at January 1, 2008	$ 14,310	$ 641	$ 398	$ 527

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(157)	(9)	17	61
Total realized gain (loss) on investments
and capital gains distributions	345	52	(4)	134
Net unrealized appreciation (depreciation)
of investments	(4,172)	(249)	(181)	(417)
Net increase (decrease) in net assets from operations	(3,984)	(206)	(168)	(222)
Changes from principal transactions:
Premiums	5	-	-	141
Death Benefits	(103)	-	(12)	-
Surrenders and withdrawals	(3,636)	(66)	(37)	(61)
Transfers between Divisions
(including fixed account), net	2	-	1	-
Increase (decrease) in net assets derived from
principal transactions	(3,732)	(66)	(48)	80
Total increase (decrease) in net assets	(7,716)	(272)	(216)	(142)
Net assets at December 31, 2008	6,594	369	182	385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(189)	(9)	(2)	6
Total realized gain (loss) on investments
and capital gains distributions	(3,325)	(30)	(31)	(401)
Net unrealized appreciation (depreciation)
of investments	5,929	129	82	425
Net increase (decrease) in net assets from operations	2,415	90	49	30
Changes from principal transactions:
Premiums	1,109	-	-	215
Death Benefits	(82)	-	-	-
Surrenders and withdrawals	(424)	(9)	(6)	(6)
Transfers between Divisions
(including fixed account), net	6,917	(25)	(22)	(624)
Increase (decrease) in net assets derived from
principal transactions	7,520	(34)	(28)	(415)
Total increase (decrease) in net assets	9,935	56	21	(385)
Net assets at December 31, 2009	$ 16,529	$ 425	$ 203	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 519	$ 240,630	$ 144,098	$ 182,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4,990)	(3,448)	(3,123)
Total realized gain (loss) on investments
and capital gains distributions	36	5,685	(5,329)	215
Net unrealized appreciation (depreciation)
of investments	(181)	(119,270)	(61,222)	(101,313)
Net increase (decrease) in net assets from operations	(147)	(118,575)	(69,999)	(104,221)
Changes from principal transactions:
Premiums	99	55,059	43,380	73,729
Death Benefits	-	(2,009)	(1,068)	(1,552)
Surrenders and withdrawals	(67)	2,034	19,602	34,895
Transfers between Divisions
(including fixed account), net	-	149	77	177
Increase (decrease) in net assets derived from
principal transactions	32	55,233	61,991	107,249
Total increase (decrease) in net assets	(115)	(63,342)	(8,008)	3,028
Net assets at December 31, 2008	404	177,288	136,090	185,900

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(5,832)	(2,055)	(3,984)
Total realized gain (loss) on investments
and capital gains distributions	(116)	(13,593)	(19,844)	(9,833)
Net unrealized appreciation (depreciation)
of investments	688	84,871	53,172	72,285
Net increase (decrease) in net assets from operations	579	65,446	31,273	58,468
Changes from principal transactions:
Premiums	924	20,614	8,372	24,470
Death Benefits	(22)	(2,327)	(1,226)	(2,666)
Surrenders and withdrawals	(86)	(8,850)	(5,581)	(6,718)
Transfers between Divisions
(including fixed account), net	252	36,076	(12,598)	7,541
Increase (decrease) in net assets derived from
principal transactions	1,068	45,513	(11,033)	22,627
Total increase (decrease) in net assets	1,647	110,959	20,240	81,095
Net assets at December 31, 2009	$ 2,051	$ 288,247	$ 156,330	$ 266,995

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Legg
		Mason Partners	ING Neuberger	ING
	ING JPMorgan	Aggressive	Berman	Oppenheimer
	Mid Cap Value	Growth	Partners	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 23,165	$ 152,199	$ 148,883	$ 14,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	333	(3,049)	(2,160)	92
Total realized gain (loss) on investments
and capital gains distributions	(450)	2,193	(5,162)	1,069
Net unrealized appreciation (depreciation)
of investments	(12,251)	(56,620)	(61,029)	(6,344)
Net increase (decrease) in net assets from operations	(12,368)	(57,476)	(68,351)	(5,183)
Changes from principal transactions:
Premiums	10,993	4,090	25	(3)
Death Benefits	(411)	(1,289)	(3,114)	(118)
Surrenders and withdrawals	14,247	(18,260)	(19,246)	(2,395)
Transfers between Divisions
(including fixed account), net	38	95	130	3
Increase (decrease) in net assets derived from
principal transactions	24,867	(15,364)	(22,205)	(2,513)
Total increase (decrease) in net assets	12,499	(72,840)	(90,556)	(7,696)
Net assets at December 31, 2008	35,664	79,359	58,327	6,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(397)	(2,306)	1,294	73
Total realized gain (loss) on investments
and capital gains distributions	(4,201)	(1,541)	(50,216)	(206)
Net unrealized appreciation (depreciation)
of investments	17,143	24,464	57,119	2,273
Net increase (decrease) in net assets from operations	12,545	20,617	8,197	2,140
Changes from principal transactions:
Premiums	10,696	124	5	(1)
Death Benefits	(447)	(1,011)	(968)	(150)
Surrenders and withdrawals	(2,263)	(2,438)	(2,446)	(915)
Transfers between Divisions
(including fixed account), net	11,720	(7,258)	(63,115)	(270)
Increase (decrease) in net assets derived from
principal transactions	19,706	(10,583)	(66,524)	(1,336)
Total increase (decrease) in net assets	32,251	10,034	(58,327)	804
Net assets at December 31, 2009	$ 67,915	$ 89,393	$ -	$ 7,415

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING
	ING	Oppenheimer
	Oppenheimer	Strategic	ING PIMCO
	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 160,036	$ 10,045	$ 4,744	$ 9,290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	495	295	26
Total realized gain (loss) on investments
and capital gains distributions	9,406	33	123	270
Net unrealized appreciation (depreciation)
of investments	(83,530)	(2,559)	(581)	(4,044)
Net increase (decrease) in net assets from operations	(74,048)	(2,031)	(163)	(3,748)
Changes from principal transactions:
Premiums	30,768	2,496	3,764	7,661
Death Benefits	(1,334)	(26)	(49)	(12)
Surrenders and withdrawals	(10,145)	(1,598)	293	(1,942)
Transfers between Divisions
(including fixed account), net	56	-	-	-
Increase (decrease) in net assets derived from
principal transactions	19,345	872	4,008	5,707
Total increase (decrease) in net assets	(54,703)	(1,159)	3,845	1,959
Net assets at December 31, 2008	105,333	8,886	8,589	11,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	198	199	319
Total realized gain (loss) on investments
and capital gains distributions	(9,028)	(467)	416	(327)
Net unrealized appreciation (depreciation)
of investments	43,891	1,703	490	2,759
Net increase (decrease) in net assets from operations	34,631	1,434	1,105	2,751
Changes from principal transactions:
Premiums	4,231	422	469	2,599
Death Benefits	(1,105)	(199)	(313)	(13)
Surrenders and withdrawals	(4,401)	(564)	(690)	(395)
Transfers between Divisions				-
(including fixed account), net	(14,313)	(1,432)	469	769
Increase (decrease) in net assets derived from
principal transactions	(15,588)	(1,773)	(65)	2,960
Total increase (decrease) in net assets	19,043	(339)	1,040	5,711
Net assets at December 31, 2009	$ 124,376	$ 8,547	$ 9,629	$ 16,960

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 6,508	$ 7,753	$ 1,135	$ 4,657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(19)	(4)	34
Total realized gain (loss) on investments
and capital gains distributions	231	229	29	(11)
Net unrealized appreciation (depreciation)
of investments	(3,820)	(4,646)	(729)	(1,126)
Net increase (decrease) in net assets from operations	(3,594)	(4,436)	(704)	(1,103)
Changes from principal transactions:
Premiums	6,839	4,482	848	3,126
Death Benefits	-	-	-	(19)
Surrenders and withdrawals	(615)	155	(54)	(1,192)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	6,224	4,637	794	1,915
Total increase (decrease) in net assets	2,630	201	90	812
Net assets at December 31, 2008	9,138	7,954	1,225	5,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	250	68	6	242
Total realized gain (loss) on investments
and capital gains distributions	(201)	(782)	(202)	(121)
Net unrealized appreciation (depreciation)
of investments	3,286	2,934	483	754
Net increase (decrease) in net assets from operations	3,335	2,220	287	875
Changes from principal transactions:
Premiums	4,285	1,541	76	742
Death Benefits	-	-	-	(6)
Surrenders and withdrawals	(214)	(624)	(42)	(341)
Transfers between Divisions
(including fixed account), net	305	(56)	(162)	180
Increase (decrease) in net assets derived from
principal transactions	4,376	861	(128)	575
Total increase (decrease) in net assets	7,711	3,081	159	1,450
Net assets at December 31, 2009	$ 16,849	$ 11,035	$ 1,384	$ 6,919

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 3,215	$ 35,823	$ 110,579	$ 2,633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(352)	(10)	(24)
Total realized gain (loss) on investments
and capital gains distributions	570	(247)	(11,417)	53
Net unrealized appreciation (depreciation)
of investments	(2,542)	(18,202)	(99,767)	(982)
Net increase (decrease) in net assets from operations	(2,014)	(18,801)	(111,194)	(953)
Changes from principal transactions:
Premiums	1,941	12,533	31,221	1
Death Benefits	(6)	(60)	(1,752)	(27)
Surrenders and withdrawals	(46)	927	130,775	(461)
Transfers between Divisions
(including fixed account), net	-	3	97	-
Increase (decrease) in net assets derived from
principal transactions	1,889	13,403	160,341	(487)
Total increase (decrease) in net assets	(125)	(5,398)	49,147	(1,440)
Net assets at December 31, 2008	3,090	30,425	159,726	1,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78)	(1,363)	(4,878)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(161)	(9,856)	(20,024)	(14)
Net unrealized appreciation (depreciation)
of investments	2,763	31,516	71,714	479
Net increase (decrease) in net assets from operations	2,524	20,297	46,812	459
Changes from principal transactions:
Premiums	3,450	5,682	14,002	3
Death Benefits	-	(758)	(2,576)	-
Surrenders and withdrawals	(154)	(2,545)	(6,037)	(106)
Transfers between Divisions
(including fixed account), net	202	44,539	29,301	(70)
Increase (decrease) in net assets derived from
principal transactions	3,498	46,918	34,690	(173)
Total increase (decrease) in net assets	6,022	67,215	81,502	286
Net assets at December 31, 2009	$ 9,112	$ 97,640	$ 241,228	$ 1,479

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van
	ING Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 13,460	$ 14,104	$ 221,984	$ 3,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(171)	(59)	2,845	(776)
Total realized gain (loss) on investments
and capital gains distributions	(649)	(386)	9,531	148
Net unrealized appreciation (depreciation)
of investments	(3,397)	(4,402)	(93,914)	(1,005)
Net increase (decrease) in net assets from operations	(4,217)	(4,847)	(81,538)	(1,633)
Changes from principal transactions:
Premiums	298	300	15,327	(80,169)
Death Benefits	(24)	(67)	(2,007)	(2,070)
Surrenders and withdrawals	(4,571)	(3,347)	(18,736)	82,272
Transfers between Divisions
(including fixed account), net	2	2	174	134
Increase (decrease) in net assets derived from
principal transactions	(4,295)	(3,112)	(5,242)	167
Total increase (decrease) in net assets	(8,512)	(7,959)	(86,780)	(1,466)
Net assets at December 31, 2008	4,948	6,145	135,204	2,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(77)	(187)	(1,277)
Total realized gain (loss) on investments
and capital gains distributions	(291)	(729)	(11,332)	(37)
Net unrealized appreciation (depreciation)
of investments	2,354	2,302	44,003	447
Net increase (decrease) in net assets from operations	1,984	1,496	32,484	(867)
Changes from principal transactions:
Premiums	621	52	6,129	27,771
Death Benefits	(54)	(182)	(1,803)	(2,774)
Surrenders and withdrawals	(137)	(209)	(5,431)	(9,040)
Transfers between Divisions
(including fixed account), net	354	(799)	(2,312)	(14,845)
Increase (decrease) in net assets derived from
principal transactions	784	(1,138)	(3,417)	1,112
Total increase (decrease) in net assets	2,768	358	29,067	245
Net assets at December 31, 2009	$ 7,716	$ 6,503	$ 164,271	$ 2,321

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S
Net assets at January 1, 2008	$ 102,113	$ 1,445	$ 455	$ 862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,219	31	8	14
Total realized gain (loss) on investments
and capital gains distributions	6,689	84	72	52
Net unrealized appreciation (depreciation)
of investments	(61,660)	(514)	(358)	(343)
Net increase (decrease) in net assets from operations	(47,752)	(399)	(278)	(277)
Changes from principal transactions:
Premiums	115,558	9,225	335	161
Death Benefits	-	(24)	-	-
Surrenders and withdrawals	7	(9,077)	-	(173)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	115,565	124	335	(12)
Total increase (decrease) in net assets	67,813	(275)	57	(289)
Net assets at December 31, 2008	169,926	1,170	512	573

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86	92	45	41
Total realized gain (loss) on investments
and capital gains distributions	(10,641)	(100)	(46)	(55)
Net unrealized appreciation (depreciation)
of investments	43,914	208	107	108
Net increase (decrease) in net assets from operations	33,359	200	106	94
Changes from principal transactions:
Premiums	(13,729)	8	(29)	6
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(23)	-	(62)
Transfers between Divisions
(including fixed account), net	-	(2)	-	46
Increase (decrease) in net assets derived from
principal transactions	(13,729)	(17)	(29)	(10)
Total increase (decrease) in net assets	19,630	183	77	84
Net assets at December 31, 2009	$ 189,556	$ 1,353	$ 589	$ 657
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 3	Series 4
Net assets at January 1, 2008	$ 150	$ 7,420	$ 49,380	$ 35,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2,729	(14)	195
Total realized gain (loss) on investments
and capital gains distributions	(1)	(10,390)	2,163	3,527
Net unrealized appreciation (depreciation)
of investments	(56)	(112,193)	(4,695)	(6,328)
Net increase (decrease) in net assets from operations	(57)	(119,854)	(2,546)	(2,606)
Changes from principal transactions:
Premiums	1	7,206	(38)	(38)
Death Benefits	-	(2,091)	(792)	(453)
Surrenders and withdrawals	(4)	381,576	(7,220)	(5,783)
Transfers between Divisions
(including fixed account), net	-	449	-	-
Increase (decrease) in net assets derived from
principal transactions	(3)	387,140	(8,050)	(6,274)
Total increase (decrease) in net assets	(60)	267,286	(10,596)	(8,880)
Net assets at December 31, 2008	90	274,706	38,784	26,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,717)	598	759
Total realized gain (loss) on investments
and capital gains distributions	(4)	(19,572)	(2,939)	(5,630)
Net unrealized appreciation (depreciation)
of investments	28	101,072	2,033	4,620
Net increase (decrease) in net assets from operations	24	78,783	(308)	(251)
Changes from principal transactions:
Premiums	-	3,438	-	(2)
Death Benefits	-	(5,982)	(135)	(343)
Surrenders and withdrawals	(5)	(22,338)	(1,484)	(2,629)
Transfers between Divisions
(including fixed account), net	-	125,252	(36,857)	(23,755)
Increase (decrease) in net assets derived from
principal transactions	(5)	100,370	(38,476)	(26,729)
Total increase (decrease) in net assets	19	179,153	(38,784)	(26,980)
Net assets at December 31, 2009	$ 109	$ 453,859	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8
Net assets at January 1, 2008	$ 23,310	$ 24,947	$ 16,210	$ 9,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(161)	(77)	(41)	(24)
Total realized gain (loss) on investments
and capital gains distributions	2,906	2,948	2,309	1,402
Net unrealized appreciation (depreciation)
of investments	(4,867)	(4,865)	(3,389)	(2,176)
Net increase (decrease) in net assets from operations	(2,122)	(1,994)	(1,121)	(798)
Changes from principal transactions:
Premiums	(49)	(43)	(30)	(19)
Death Benefits	(134)	(186)	(267)	(326)
Surrenders and withdrawals	(4,074)	(4,016)	(2,844)	(1,413)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(4,257)	(4,245)	(3,141)	(1,758)
Total increase (decrease) in net assets	(6,379)	(6,239)	(4,262)	(2,556)
Net assets at December 31, 2008	16,931	18,708	11,948	7,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	208	(21)	24	(6)
Total realized gain (loss) on investments
and capital gains distributions	(893)	(1,130)	(441)	(548)
Net unrealized appreciation (depreciation)
of investments	562	997	274	506
Net increase (decrease) in net assets from operations	(123)	(154)	(143)	(48)
Changes from principal transactions:
Premiums	(7)	(7)	-	(1)
Death Benefits	(492)	(180)	(127)	(59)
Surrenders and withdrawals	(1,791)	(3,464)	(846)	(1,727)
Transfers between Divisions
(including fixed account), net	(201)	(485)	(382)	(17)
Increase (decrease) in net assets derived from
principal transactions	(2,491)	(4,136)	(1,355)	(1,804)
Total increase (decrease) in net assets	(2,614)	(4,290)	(1,498)	(1,852)
Net assets at December 31, 2009	$ 14,317	$ 14,418	$ 10,450	$ 5,547

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12
Net assets at January 1, 2008	$ 7,521	$ 6,095	$ 8,827	$ 4,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	12	18	(25)
Total realized gain (loss) on investments
and capital gains distributions	1,227	936	1,331	649
Net unrealized appreciation (depreciation)
of investments	(1,766)	(1,310)	(1,525)	(958)
Net increase (decrease) in net assets from operations	(532)	(362)	(176)	(334)
Changes from principal transactions:
Premiums	(2)	(8)	(2)	(8)
Death Benefits	(25)	-	(109)	(3)
Surrenders and withdrawals	(882)	(600)	(832)	(888)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(909)	(608)	(943)	(899)
Total increase (decrease) in net assets	(1,441)	(970)	(1,119)	(1,233)
Net assets at December 31, 2008	6,080	5,125	7,708	2,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	25	110	28
Total realized gain (loss) on investments
and capital gains distributions	(295)	(248)	(559)	(170)
Net unrealized appreciation (depreciation)
of investments	243	71	218	65
Net increase (decrease) in net assets from operations	(35)	(152)	(231)	(77)
Changes from principal transactions:
Premiums	-	-	-	(1)
Death Benefits	-	(54)	(51)	-
Surrenders and withdrawals	(655)	(775)	(1,699)	(390)
Transfers between Divisions
(including fixed account), net	(246)	(54)	(9)	(81)
Increase (decrease) in net assets derived from
principal transactions	(901)	(883)	(1,759)	(472)
Total increase (decrease) in net assets	(936)	(1,035)	(1,990)	(549)
Net assets at December 31, 2009	$ 5,144	$ 4,090	$ 5,718	$ 2,232

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING BlackRock
			Science and	ING Dow Jones
			Technology	Euro STOXX
	ING GET U.S.	ING GET U.S.	Opportunities	50 Index
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 13	Series 14	Class S	Class A
Net assets at January 1, 2008	$ 36,193	$ 88,486	$ 1,140	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(257)	(2,008)	-
Total realized gain (loss) on investments
and capital gains distributions	1,413	538	(6,000)	-
Net unrealized appreciation (depreciation)
of investments	(1,623)	41	(42,952)	-
Net increase (decrease) in net assets from operations	(246)	322	(50,960)	-
Changes from principal transactions:
Premiums	(39)	(157)	13,872	-
Death Benefits	(112)	(991)	(457)	-
Surrenders and withdrawals	(12,711)	(11,432)	123,782	-
Transfers between Divisions
(including fixed account), net	-	(1)	49	-
Increase (decrease) in net assets derived from
principal transactions	(12,862)	(12,581)	137,246	-
Total increase (decrease) in net assets	(13,108)	(12,259)	86,286	-
Net assets at December 31, 2008	23,085	76,227	87,426	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	345	1,296	(3,846)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(484)	(310)	(9,989)	13
Net unrealized appreciation (depreciation)
of investments	(713)	(3,050)	73,814	-
Net increase (decrease) in net assets from operations	(852)	(2,064)	59,979	10
Changes from principal transactions:
Premiums	1	(4)	9,861	47
Death Benefits	(597)	(341)	(881)	-
Surrenders and withdrawals	(5,286)	(22,386)	(6,484)	(1)
Transfers between Divisions
(including fixed account), net	(545)	(6,074)	73,353	552
Increase (decrease) in net assets derived from
principal transactions	(6,427)	(28,805)	75,849	598
Total increase (decrease) in net assets	(7,279)	(30,869)	135,828	608
Net assets at December 31, 2009	$ 15,806	$ 45,358	$ 223,254	$ 608

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Global		ING Index Plus
	ING FTSE 100	Equity Option	ING Hang Seng	LargeCap
	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ 303,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	22	-	(55)
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	-	19,076
Net unrealized appreciation (depreciation)
of investments	-	92	-	(136,091)
Net increase (decrease) in net assets from operations	-	113	-	(117,070)
Changes from principal transactions:
Premiums	-	1,647	-	6,600
Death Benefits	-	-	-	(3,295)
Surrenders and withdrawals	-	284	-	(15,478)
Transfers between Divisions
(including fixed account), net	-	-	-	420
Increase (decrease) in net assets derived from
principal transactions	-	1,931	-	(11,753)
Total increase (decrease) in net assets	-	2,044	-	(128,823)
Net assets at December 31, 2008	-	2,044	-	174,373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(89)	(170)	1,257
Total realized gain (loss) on investments
and capital gains distributions	-	1,588	764	(20,494)
Net unrealized appreciation (depreciation)
of investments	7	(92)	1,662	49,484
Net increase (decrease) in net assets from operations	5	1,407	2,256	30,247
Changes from principal transactions:
Premiums	428	2,512	2,752	320
Death Benefits	-	(16)	(5)	(3,476)
Surrenders and withdrawals	(1)	(153)	(871)	(14,025)
Transfers between Divisions
(including fixed account), net	323	(5,794)	37,554	(13,102)
Increase (decrease) in net assets derived from
principal transactions	750	(3,451)	39,430	(30,283)
Total increase (decrease) in net assets	755	(2,044)	41,686	(36)
Net assets at December 31, 2009	$ 755	$ -	$ 41,686	$ 174,337

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING	ING Japan
	MidCap	SmallCap	International	Equity Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A
Net assets at January 1, 2008	$ 232,853	$ 171,833	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,912)	(2,197)	46	-
Total realized gain (loss) on investments
and capital gains distributions	11,342	(3,579)	(755)	-
Net unrealized appreciation (depreciation)
of investments	(89,601)	(47,599)	(1,100)	-
Net increase (decrease) in net assets from operations	(80,171)	(53,375)	(1,809)	-
Changes from principal transactions:
Premiums	11,911	6,895	4,176	-
Death Benefits	(1,481)	(807)	(4)	-
Surrenders and withdrawals	(47,608)	(36,030)	3,678	-
Transfers between Divisions
(including fixed account), net	140	96	-	-
Increase (decrease) in net assets derived from
principal transactions	(37,038)	(29,846)	7,850	-
Total increase (decrease) in net assets	(117,209)	(83,221)	6,041	-
Net assets at December 31, 2008	115,644	88,612	6,041	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,184)	(863)	(812)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(15,463)	(11,004)	(531)	(9)
Net unrealized appreciation (depreciation)
of investments	45,570	28,599	8,690	2
Net increase (decrease) in net assets from operations	28,923	16,732	7,347	(9)
Changes from principal transactions:
Premiums	1,130	379	7,089	(375)
Death Benefits	(1,770)	(1,216)	(215)	-
Surrenders and withdrawals	(5,853)	(3,866)	(2,113)	(1)
Transfers between Divisions
(including fixed account), net	(10,349)	(6,173)	51,439	709
Increase (decrease) in net assets derived from
principal transactions	(16,842)	(10,876)	56,200	333
Total increase (decrease) in net assets	12,081	5,856	63,547	324
Net assets at December 31, 2009	$ 127,725	$ 94,468	$ 69,588	$ 324

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Global Large	Large Cap
	Growth	Large Cap	Cap Index 75%	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ 629	$ 22,941	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(43)	23	-
Total realized gain (loss) on investments
and capital gains distributions	13	2,013	(50)	-
Net unrealized appreciation (depreciation)
of investments	(300)	(9,695)	161	-
Net increase (decrease) in net assets from operations	(291)	(7,725)	134	-
Changes from principal transactions:
Premiums	152	59	2,202	-
Death Benefits	-	(359)	-	-
Surrenders and withdrawals	(140)	(3,358)	389	-
Transfers between Divisions
(including fixed account), net	-	5	-	-
Increase (decrease) in net assets derived from
principal transactions	12	(3,653)	2,591	-
Total increase (decrease) in net assets	(279)	(11,378)	2,725	-
Net assets at December 31, 2008	350	11,563	2,725	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	76	40	(1,646)
Total realized gain (loss) on investments
and capital gains distributions	(181)	(1,624)	275	1,187
Net unrealized appreciation (depreciation)
of investments	231	2,712	2,749	21,056
Net increase (decrease) in net assets from operations	49	1,164	3,064	20,597
Changes from principal transactions:
Premiums	14	83	7,436	1,164
Death Benefits	-	(144)	(228)	(1,067)
Surrenders and withdrawals	(4)	(910)	(224)	(3,126)
Transfers between Divisions
(including fixed account), net	(409)	(537)	4,464	124,326
Increase (decrease) in net assets derived from
principal transactions	(399)	(1,508)	11,448	121,297
Total increase (decrease) in net assets	(350)	(344)	14,512	141,894
Net assets at December 31, 2009	$ -	$ 11,219	$ 17,237	$ 141,894

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58	-	-	81
Total realized gain (loss) on investments
and capital gains distributions	(2,760)	-	-	(1,525)
Net unrealized appreciation (depreciation)
of investments	(2,334)	-	-	(5,755)
Net increase (decrease) in net assets from operations	(5,036)	-	-	(7,199)
Changes from principal transactions:
Premiums	10,136	-	-	15,114
Death Benefits	(9)	-	-	(166)
Surrenders and withdrawals	17,812	-	-	14,874
Transfers between Divisions
(including fixed account), net	-	-	-	26
Increase (decrease) in net assets derived from
principal transactions	27,939	-	-	29,848
Total increase (decrease) in net assets	22,903	-	-	22,649
Net assets at December 31, 2008	22,903	-	-	22,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,018)	(225)	(2,272)	(1,252)
Total realized gain (loss) on investments
and capital gains distributions	1,260	367	1,109	(3,279)
Net unrealized appreciation (depreciation)
of investments	58,609	3,245	28,135	21,683
Net increase (decrease) in net assets from operations	55,851	3,387	26,972	17,152
Changes from principal transactions:
Premiums	9,625	882	2,127	13,265
Death Benefits	(3,662)	(201)	(2,564)	(505)
Surrenders and withdrawals	(10,615)	(904)	(5,428)	(1,849)
Transfers between Divisions
(including fixed account), net	298,395	20,841	227,261	34,407
Increase (decrease) in net assets derived from
principal transactions	293,743	20,618	221,396	45,318
Total increase (decrease) in net assets	349,594	24,005	248,368	62,470
Net assets at December 31, 2009	$ 372,497	$ 24,005	$ 248,368	$ 85,119

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-
	Small Cap	Company	ING U.S. Bond	Yielding Equity
	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ 2,803	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(403)	513	2,343
Total realized gain (loss) on investments
and capital gains distributions	(5,156)	(1,783)	(164)	(3,268)
Net unrealized appreciation (depreciation)
of investments	(23,030)	(10,805)	4,506	(68,858)
Net increase (decrease) in net assets from operations	(28,218)	(12,991)	4,855	(69,783)
Changes from principal transactions:
Premiums	15,916	14,100	33,477	126,979
Death Benefits	(215)	(16)	(389)	(482)
Surrenders and withdrawals	83,014	39,577	139,284	88,264
Transfers between Divisions
(including fixed account), net	30	6	34	73
Increase (decrease) in net assets derived from
principal transactions	98,745	53,667	172,406	214,834
Total increase (decrease) in net assets	70,527	40,676	177,261	145,051
Net assets at December 31, 2008	70,527	43,479	177,261	145,051

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,194)	(1,011)	(1,098)	(4,597)
Total realized gain (loss) on investments
and capital gains distributions	(12,526)	(8,664)	5,894	(18,171)
Net unrealized appreciation (depreciation)
of investments	34,800	22,788	3,568	68,090
Net increase (decrease) in net assets from operations	20,080	13,113	8,364	45,322
Changes from principal transactions:
Premiums	13,532	9,557	32,415	23,714
Death Benefits	(790)	(283)	(2,781)	(1,523)
Surrenders and withdrawals	(3,886)	(2,451)	(13,899)	(4,528)
Transfers between Divisions
(including fixed account), net	15,237	12,118	50,398	4,997
Increase (decrease) in net assets derived from
principal transactions	24,093	18,941	66,133	22,660
Total increase (decrease) in net assets	44,173	32,054	74,497	67,982
Net assets at December 31, 2009	$ 114,700	$ 75,533	$ 251,758	$ 213,033

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING			Legg Mason
	International	ING MidCap	ING SmallCap	ClearBridge
	Value	Opportunities	Opportunities	Variable
	Portfolio -	Portfolio -	Portfolio -	Investors
	Class S	Class S	Class S	Portfolio
Net assets at January 1, 2008	$ 13,183	$ 26,412	$ 100,307	$ 169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	155	(4,642)	(1,880)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,481	2,904	16,360	(14)
Net unrealized appreciation (depreciation)
of investments	(8,028)	(128,278)	(46,306)	(41)
Net increase (decrease) in net assets from operations	(6,392)	(130,016)	(31,826)	(56)
Changes from principal transactions:
Premiums	4,212	12,727	835	1
Death Benefits	(69)	(4,340)	(650)	-
Surrenders and withdrawals	(2,038)	318,336	(17,109)	(41)
Transfers between Divisions
(including fixed account), net	-	233	34	-
Increase (decrease) in net assets derived from
principal transactions	2,105	326,956	(16,890)	(40)
Total increase (decrease) in net assets	(4,287)	196,940	(48,716)	(96)
Net assets at December 31, 2008	8,896	223,352	51,591	73

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(5,399)	(1,403)	-
Total realized gain (loss) on investments
and capital gains distributions	(1,275)	(15,469)	(893)	(7)
Net unrealized appreciation (depreciation)
of investments	3,426	101,185	15,414	22
Net increase (decrease) in net assets from operations	2,163	80,317	13,118	15
Changes from principal transactions:
Premiums	739	6,514	257	-
Death Benefits	(74)	(5,053)	(532)	-
Surrenders and withdrawals	(227)	(15,932)	(2,604)	(8)
Transfers between Divisions
(including fixed account), net	(779)	7,932	(2,389)	-
Increase (decrease) in net assets derived from
principal transactions	(341)	(6,539)	(5,268)	(8)
Total increase (decrease) in net assets	1,822	73,778	7,850	7
Net assets at December 31, 2009	$ 10,718	$ 297,130	$ 59,441	$ 80

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Legg Mason
	Global Currents
	Variable	Legg Mason	Legg Mason	Oppenheimer
	International	Western Asset	Western Asset	Main Street
	All Cap	Variable High	Variable Money	Small Cap
	Opportunity	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Service Class
Net assets at January 1, 2008	$ 104	$ 110	$ 166	$ 1,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	7	(1)	(11)
Total realized gain (loss) on investments
and capital gains distributions	(27)	(1)	-	22
Net unrealized appreciation (depreciation)
of investments	(9)	(30)	-	(523)
Net increase (decrease) in net assets from operations	(36)	(24)	(1)	(512)
Changes from principal transactions:
Premiums	1	-	-	246
Death Benefits	-	-	-	(25)
Surrenders and withdrawals	(30)	(35)	(142)	(210)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(29)	(35)	(142)	11
Total increase (decrease) in net assets	(65)	(59)	(143)	(501)
Net assets at December 31, 2008	39	51	23	822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	7	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	(7)	(2)	-	(77)
Net unrealized appreciation (depreciation)
of investments	17	23	-	471
Net increase (decrease) in net assets from operations	9	28	-	383
Changes from principal transactions:
Premiums	-	-	-	238
Death Benefits	-	-	-	-
Surrenders and withdrawals	(2)	(1)	-	(79)
Transfers between Divisions
(including fixed account), net	-	-	-	236
Increase (decrease) in net assets derived from
principal transactions	(2)	(1)	-	395
Total increase (decrease) in net assets	7	27	-	778
Net assets at December 31, 2009	$ 46	$ 78	$ 23	$ 1,600

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	PIMCO Real
	Return	Pioneer Equity	Pioneer Small
	Portfolio -	Income VCT	Cap Value VCT
	Administrative	Portfolio -	Portfolio -	ProFund VP
	Class	Class II	Class II	Bull
Net assets at January 1, 2008	$ 2,430	$ 16,338	$ 4,873	$ 30,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	140	215	(52)	(521)
Total realized gain (loss) on investments
and capital gains distributions	(5)	818	(47)	(191)
Net unrealized appreciation (depreciation)
of investments	(981)	(6,571)	(1,586)	(9,414)
Net increase (decrease) in net assets from operations	(846)	(5,538)	(1,685)	(10,126)
Changes from principal transactions:
Premiums	3,930	4,145	-	10
Death Benefits	-	(7)	(130)	(211)
Surrenders and withdrawals	1,998	(1,626)	(688)	(5,680)
Transfers between Divisions
(including fixed account), net	3	11	18	(9)
Increase (decrease) in net assets derived from
principal transactions	5,931	2,523	(800)	(5,890)
Total increase (decrease) in net assets	5,085	(3,015)	(2,485)	(16,016)
Net assets at December 31, 2008	7,515	13,323	2,388	14,046

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	237	(11)	(279)
Total realized gain (loss) on investments
and capital gains distributions	341	(1,049)	(2,985)	(848)
Net unrealized appreciation (depreciation)
of investments	872	2,633	2,845	3,813
Net increase (decrease) in net assets from operations	1,375	1,821	(151)	2,686
Changes from principal transactions:
Premiums	1,304	2,039	-	(1)
Death Benefits	(37)	(48)	(6)	(311)
Surrenders and withdrawals	(645)	(595)	(95)	(694)
Transfers between Divisions
(including fixed account), net	1,704	(1,511)	(2,136)	(410)
Increase (decrease) in net assets derived from
principal transactions	2,326	(115)	(2,237)	(1,416)
Total increase (decrease) in net assets	3,701	1,706	(2,388)	1,270
Net assets at December 31, 2009	$ 11,216	$ 15,029	$ -	$ 15,316

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			Wells Fargo	Wells Fargo
		ProFund VP	Advantage	Advantage
	ProFund VP	Rising Rates	Asset Allocation	C&B Large Cap
	Europe 30	Opportunity	Fund	Value Fund
Net assets at January 1, 2008	$ 23,421	$ 30,230	$ 3,282	$ 489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	645	(4)	(5)
Total realized gain (loss) on investments
and capital gains distributions	2,168	(2,446)	204	(1)
Net unrealized appreciation (depreciation)
of investments	(11,280)	(7,148)	(1,153)	(149)
Net increase (decrease) in net assets from operations	(9,171)	(8,949)	(953)	(155)
Changes from principal transactions:
Premiums	10	10	-	-
Death Benefits	(101)	(354)	(8)	-
Surrenders and withdrawals	(4,320)	(7,744)	(332)	(101)
Transfers between Divisions
(including fixed account), net	(4)	6	-	-
Increase (decrease) in net assets derived from
principal transactions	(4,415)	(8,082)	(340)	(101)
Total increase (decrease) in net assets	(13,586)	(17,031)	(1,293)	(256)
Net assets at December 31, 2008	9,835	13,199	1,989	233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(284)	(13)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(1,510)	(2,153)	(104)	(11)
Net unrealized appreciation (depreciation)
of investments	3,915	6,093	324	67
Net increase (decrease) in net assets from operations	2,404	3,656	207	54
Changes from principal transactions:
Premiums	1	2	-	-
Death Benefits	(483)	(228)	-	-
Surrenders and withdrawals	(682)	(1,019)	(166)	(14)
Transfers between Divisions
(including fixed account), net	(631)	(1,307)	(21)	(35)
Increase (decrease) in net assets derived from
principal transactions	(1,795)	(2,552)	(187)	(49)
Total increase (decrease) in net assets	609	1,104	20	5
Net assets at December 31, 2009	$ 10,444	$ 14,303	$ 2,009	$ 238

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	Equity Income	Large Company	Money Market	Small Cap
	Fund	Growth Fund	Fund	Growth Fund
Net assets at January 1, 2008	$ 1,004	$ 2,681	$ 127	$ 884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(48)	(1)	(16)
Total realized gain (loss) on investments
and capital gains distributions	99	3	-	179
Net unrealized appreciation (depreciation)
of investments	(456)	(940)	-	(508)
Net increase (decrease) in net assets from operations	(362)	(985)	(1)	(345)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	(42)	-	(8)
Surrenders and withdrawals	(113)	(346)	(83)	(112)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(113)	(388)	(83)	(120)
Total increase (decrease) in net assets	(475)	(1,373)	(84)	(465)
Net assets at December 31, 2008	529	1,308	43	419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(35)	(1)	(12)
Total realized gain (loss) on investments
and capital gains distributions	(30)	(11)	-	(62)
Net unrealized appreciation (depreciation)
of investments	102	524	-	249
Net increase (decrease) in net assets from operations	69	478	(1)	175
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(40)	(124)	(6)	(80)
Transfers between Divisions
(including fixed account), net	(3)	(133)	-	(50)
Increase (decrease) in net assets derived from
principal transactions	(43)	(257)	(6)	(130)
Total increase (decrease) in net assets	26	221	(7)	45
Net assets at December 31, 2009	$ 555	$ 1,529	$ 36	$ 464

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Net assets at January 1, 2008	$ 1,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30
Total realized gain (loss) on investments
and capital gains distributions	(9)
Net unrealized appreciation (depreciation)
of investments	(21)
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(285)
Transfers between Divisions
(including fixed account), net	-
Increase (decrease) in net assets derived from
principal transactions	(285)
Total increase (decrease) in net assets	(285)
Net assets at December 31, 2008	1,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21
Total realized gain (loss) on investments
and capital gains distributions	5
Net unrealized appreciation (depreciation)
of investments	65
Net increase (decrease) in net assets from operations	91
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(69)
Transfers between Divisions
(including fixed account), net	29
Increase (decrease) in net assets derived from
principal transactions	(40)
Total increase (decrease) in net assets	51
Net assets at December 31, 2009	$ 1,080

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was established by ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

During 2009, the Account offered ING Architect Contracts, ING GoldenSelect Contracts, and ING Retirement Solutions Rollover Choice Contracts (collectively, the “Contracts”). ING GoldenSelect Contracts included Access, Premium Plus, ESII, and Landmark.

The Account includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account,

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

which are not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2009, the Account had 161 investment divisions (the “Divisions”), 27 of which invest in independently managed mutual fund portfolios and 134 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2009 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Leisure Fund - Series I Shares	ING BlackRock Large Cap Value Portfolio - Service
BlackRock Variable Series Funds, Inc.:	Class
BlackRock Global Allocation V.I. Fund - Class III*	ING BlackRock Large Cap Value Portfolio -
Columbia Funds Variable Insurance Trust:	Service 2 Class
Columbia Asset Allocation Fund, Variable Series -	ING Clarion Global Real Estate Portfolio - Service
Class A	Class
Columbia Federal Securities Fund, Variable Series -	ING Clarion Global Real Estate Portfolio - Service 2
Class A	Class
Columbia Large Cap Growth Fund, Variable Series -	ING Clarion Real Estate Portfolio - Service Class
Class A	ING Clarion Real Estate Portfolio - Service 2 Class
Columbia Small Cap Value Fund, Variable Series -	ING Evergreen Health Sciences Portfolio - Service
Class B	Class
Columbia Small Company Growth Fund, Variable	ING Evergreen Omega Portfolio - Service Class
Series - Class A	ING Evergreen Omega Portfolio - Service 2 Class
Fidelity® Variable Insurance Products:	ING FMRSM Diversified Mid Cap Portfolio - Service
Fidelity® VIP Equity-Income Portfolio - Service	Class
Class 2	ING FMRSM Diversified Mid Cap Portfolio -
Fidelity® Variable Insurance Products II:	Service 2 Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Focus 5 Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Franklin Income Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Franklin Income Portfolio - Service 2 Class
ING Balanced Portfolio, Inc.:	ING Franklin Mutual Shares Portfolio - Service
ING Balanced Portfolio - Class S	Class
ING Intermediate Bond Portfolio:	ING Franklin Templeton Founding Strategy
ING Intermediate Bond Portfolio - Class S	Portfolio - Service Class
ING Investors Trust:	ING Global Resources Portfolio - Service Class
ING American Funds Asset Allocation Portfolio*	ING Global Resources Portfolio - Service 2 Class
ING American Funds Bond Portfolio*	ING Janus Contrarian Portfolio - Service Class
ING American Funds Growth Portfolio	ING Janus Contrarian Portfolio - Service 2 Class
ING American Funds Growth-Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio -
ING American Funds International Portfolio	Service Class
ING American Funds World Allocation Portfolio -	ING JPMorgan Emerging Markets Equity Portfolio -
Service Class*	Service 2 Class
ING Artio Foreign Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio -
ING Artio Foreign Portfolio - Service 2 Class	Service Class
ING BlackRock Inflation Protected Bond Portfolio -	ING JPMorgan Small Cap Core Equity Portfolio -
Service Class**	Service 2 Class
ING BlackRock Large Cap Growth Portfolio -	ING Limited Maturity Bond Portfolio - Service Class
Institutional Class	ING Liquid Assets Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Liquid Assets Portfolio - Service 2 Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Class	ING Lord Abbett Affiliated Portfolio - Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Lord Abbett Affiliated Portfolio - Service 2 Class	ING Davis New York Venture Portfolio - Service
ING Marsico Growth Portfolio - Service Class	Class
ING Marsico Growth Portfolio - Service 2 Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING Marsico International Opportunities Portfolio -	Class
Service Class	ING Legg Mason Partners Aggressive Growth
ING MFS Total Return Portfolio - Service Class	Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Initial Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Active Allocation Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Service Class*	Service Class
ING PIMCO High Yield Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service	ING Solution 2015 Portfolio - Service Class
Class	ING Solution 2025 Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service 2	ING Solution 2035 Portfolio - Service Class
Class	ING Solution 2045 Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Retirement Conservative Portfolio - Adviser	Portfolio - Service Class
Class**	ING T. Rowe Price Growth Equity Portfolio - Service
ING Retirement Growth Portfolio - Adviser Class**	Class
ING Retirement Moderate Growth Portfolio - Adviser	ING Templeton Foreign Equity Portfolio - Service
Class**	Class
ING Retirement Moderate Portfolio - Adviser Class**	ING Thornburg Value Portfolio - Initial Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Thornburg Value Portfolio - Service Class
Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING T. Rowe Price Capital Appreciation Portfolio -	Class
Service 2 Class	ING Van Kampen Comstock Portfolio - Service
ING T. Rowe Price Equity Income Portfolio - Service	Class
Class	ING Van Kampen Equity and Income Portfolio -
ING T. Rowe Price Equity Income Portfolio - Service 2	Initial Class
Class	ING Van Kampen Equity and Income Portfolio -
ING Templeton Global Growth Portfolio - Service	Service Class
Class	ING Strategic Allocation Portfolios, Inc.:
ING Templeton Global Growth Portfolio - Service 2	ING Strategic Allocation Conservative Portfolio -
Class	Class S
ING Van Kampen Global Franchise Portfolio - Service	ING Strategic Allocation Growth Portfolio - Class S
Class	ING Strategic Allocation Moderate Portfolio -
ING Van Kampen Global Franchise Portfolio -	Class S
Service 2 Class	ING Variable Funds:
ING Van Kampen Global Tactical Asset Allocation	ING Growth and Income Portfolio - Class I
Portfolio - Service Class*	ING Growth and Income Portfolio - Class S
ING Van Kampen Growth and Income Portfolio -	ING Variable Insurance Trust:
Service Class	ING GET U.S. Core Portfolio - Series 5
ING Van Kampen Growth and Income Portfolio -	ING GET U.S. Core Portfolio - Series 6
Service 2 Class	ING GET U.S. Core Portfolio - Series 7
ING Wells Fargo Small Cap Disciplined Portfolio -	ING GET U.S. Core Portfolio - Series 8
Service Class	ING GET U.S. Core Portfolio - Series 9
ING Wells Fargo Small Cap Disciplined Portfolio -	ING GET U.S. Core Portfolio - Series 10
Service 2 Class	ING GET U.S. Core Portfolio - Series 11
ING Mutual Funds:	ING GET U.S. Core Portfolio - Series 12
ING Diversified International Fund - Class R	ING GET U.S. Core Portfolio - Series 13
ING Partners, Inc.:	ING GET U.S. Core Portfolio - Series 14
ING American Century Small-Mid Cap Value	ING Variable Portfolios, Inc.:
Portfolio - Service Class	ING BlackRock Science and Technology
ING Baron Small Cap Growth Portfolio - Service Class	Opportunities Portfolio - Class S
ING Columbia Small Cap Value Portfolio - Service	ING Dow Jones Euro STOXX 50 Index Portfolio -
Class	Class A**

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):	Legg Mason Partners Variable Income Trust:
ING FTSE 100 Index Portfolio - Class A**	Legg Mason Western Asset Variable High Income
ING Hang Seng Index Portfolio - Class S**	Portfolio
ING Index Plus LargeCap Portfolio - Class S	Legg Mason Western Asset Variable Money Market
ING Index Plus MidCap Portfolio - Class S	Portfolio
ING Index Plus SmallCap Portfolio - Class S	Oppenheimer Variable Account Funds:
ING International Index Portfolio - Class S*	Oppenheimer Main Street Small Cap Fund®/VA -
ING Japan Equity Index Portfolio - Class A**	Service Class
ING Opportunistic Large Cap Portfolio - Class S	PIMCO Variable Insurance Trust:
ING Russell™ Global Large Cap Index 75% Portfolio -	PIMCO Real Return Portfolio - Administrative Class
Class S*	Pioneer Variable Contracts Trust:
ING Russell™ Large Cap Growth Index Portfolio -	Pioneer Equity Income VCT Portfolio - Class II
Class S**	ProFunds:
ING Russell™ Large Cap Index Portfolio - Class S*	ProFund VP Bull
ING Russell™ Large Cap Value Index Portfolio -	ProFund VP Europe 30
Class S**	ProFund VP Rising Rates Opportunity
ING Russell™ Mid Cap Growth Index Portfolio -	Wells Fargo Funds Trust:
Class S**	Wells Fargo Advantage Asset Allocation Fund
ING Russell™ Mid Cap Index Portfolio - Class S*	Wells Fargo Advantage C&B Large Cap Value Fund
ING Russell™ Small Cap Index Portfolio - Class S*	Wells Fargo Advantage Equity Income Fund
ING Small Company Portfolio - Class S	Wells Fargo Advantage Large Company Growth
ING U.S. Bond Index Portfolio - Class S*	Fund
ING WisdomTreeSM Global High-Yielding Equity Index	Wells Fargo Advantage Money Market Fund
Portfolio - Class S*	Wells Fargo Advantage Small Cap Growth Fund
ING Variable Products Trust:	Wells Fargo Advantage Total Return Bond Fund
ING International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class S	* Division became available in 2008
Legg Mason Partners Variable Equity Trust:	** Division became available in 2009
Legg Mason ClearBridge Variable Investors Portfolio
Legg Mason Global Currents Variable International All
Cap Opportunity Portfolio

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	ING VP Balanced Portfolio - Class S
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class
ING Artio Foreign Portfolio - Service 2 Class	ING Julius Baer Foreign Portfolio - Service 2 Class
ING Clarion Global Real Estate Portfolio - Service	ING Global Real Estate Portfolio - Service Class
Class
ING Clarion Global Real Estate Portfolio - Service 2	ING Global Real Estate Portfolio - Service 2 Class
Class
ING Clarion Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service 2 Class	ING Van Kampen Real Estate Portfolio - Service 2
Class
ING Growth and Income Portfolio II - Service Class	ING Legg Mason Value Portfolio - Service Class
ING Growth and Income Portfolio II - Service 2 Class	ING Legg Mason Value Portfolio - Service 2 Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Service Class	Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Current Name	Former Name
ING Investors Trust (continued):	ING Investors Trust (continued):
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Service 2 Class	Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class	Adviser Class
ING Oppenheimer Active Allocation Portfolio -	ING Oppenheimer Active Asset Allocation Portfolio -
Service Class	Service Class
ING PIMCO Total Return Bond Portfolio - Service	ING PIMCO Core Bond Portfolio - Service Class
Class
ING PIMCO Total Return Bond Portfolio - Service 2	ING PIMCO Core Bond Portfolio - Service 2 Class
Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value Portfolio - Service	ING Columbia Small Cap Value II Portfolio - Service
Class	Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative Portfolio -
Class S	Class S
ING Strategic Allocation Growth Portfolio - Class S	ING VP Strategic Allocation Growth Portfolio -
Class S
ING Strategic Allocation Moderate Portfolio - Class S	ING VP Strategic Allocation Moderate Portfolio -
Class S
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S	ING VP Growth and Income Portfolio - Class S
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology	ING BlackRock Global Science and Technology
Opportunities Portfolio - Class S	Portfolio - Class S
ING Index Plus LargeCap Portfolio - Class S	ING VP Index Plus LargeCap Portfolio - Class S
ING Index Plus MidCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S
ING Opportunistic Large Cap Portfolio - Class S	ING Opportunistic Large Cap Value Portfolio -
Class S
ING Russell™ Global Large Cap Index 75%	ING Russell™ Global Large Cap Index 85%
Portfolio - Class S	Portfolio - Class S
ING Small Company Portfolio - Class S	ING VP Small Company Portfolio - Class S
ING U.S. Bond Index Portfolio - Class S	ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class S
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class S	ING VP International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S
Legg Mason Partners Variable Equity Trust:	Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	Legg Mason Partners Variable Investors Portfolio
Legg Mason Global Currents Variable International	Legg Mason Partners Variable International All Cap
All Cap Opportunity Portfolio	Opportunity Portfolio
Legg Mason Partners Variable Income Trust:	Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income	Legg Mason Partners Variable High Income Portfolio
Portfolio
Legg Mason Western Asset Variable Money Market	Legg Mason Partners Variable Money Market
Portfolio	Portfolio

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The following Divisions were closed to contractowners in 2009:

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class
ING Growth and Income Portfolio II - Service Class
ING Growth and Income Portfolio II - Service 2 Class
ING Index Plus International Equity Portfolio - Service Class
ING Index Plus International Equity Portfolio - Service 2 Class
ING International Growth Opportunities Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service 2 Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
ING LifeStyle Conservative Portfolio - Service Class
ING LifeStyle Conservative Portfolio - Service 2 Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class
ING Multi-Manager International Small Cap Portfolio - Class S
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service 2 Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING Variable Portfolios, Inc.:
ING Global Equity Option Portfolio - Class S
ING Opportunistic Large Cap Growth Portfolio - Class S
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II

The following Divisions were offered during 2009 but did not have any activity as of
December 31, 2009:

ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service 2 Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended December 31, 2009 and 2008, were issued.

3.	Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

These provisions, as included in ASC Topic 855, were adopted by the Account on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on April 1, 2009. The Account determined, however, that there was no effect on the Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the Account’s net assets or results of operations. New disclosures are included in the Financial Instruments footnote.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following: a) Quoted prices for similar assets or liabilities in active markets; b) Quoted prices for identical or similar assets or liabilities in non-active markets; c) Inputs other than quoted market prices that are observable; and d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates
ING:
Architect (pre January 2008) Max 7	1.40%
Architect (post January 2008) Max 7	1.55
Architect (pre January 2008) Quarterly Ratchet	1.10
Architect (post January 2008) Quarterly Ratchet	1.25
Architect (post April 2008) Quarterly Ratchet	1.30
Architect (pre January 2008) Standard	0.85
Architect (post January 2008) Standard	1.00
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (post January 2000) 5.5 % Solution	1.45
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post 2000) 5.5% Solution	1.45
Access® (post April 2001) 5.5% Solution	1.80
Access® (post January 2000) 7% Solution	1.65
Access® (pre February 2000) 7% Solution	1.55
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) 7% Solution	2.00
Access® (post January 2000) Annual Ratchet	1.45
Access® (pre February 2000) Annual Ratchet	1.40
Access® (post 2000) Annual Ratchet	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post April 2001) Max 5.5	1.95
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) Max 7	2.20
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2008) Quarterly Ratchet	1.95
Access® (post January 2000) Standard	1.65
Access® (pre February 2000) Standard	1.25
Access® (post 2000) Standard	1.30
Access® (post April 2001) Standard	1.65
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (post January 2000) 5.5% Solution	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
DVA Plus (pre February 2000) 5.5% Solution	1.25%
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Plus (post January 2000) Standard	1.15
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post 2000) Standard	1.15
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) Max 7	1.80
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Standard	1.25
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark 5.5% Solution	1.65
Landmark 7% Solution	1.85
Landmark-Max 5.5	1.80
Landmark-Max 7	2.05
Landmark (pre April 2008) Quarterly Ratchet	1.75
Landmark (post April 2008) Quarterly Ratchet	1.80
Landmark-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Legends-Standard	1.50
Opportunities 5.5% Solution	1.40
Opportunities 7% Solution	1.60
Opportunities-Max 5.5	1.55
Opportunities-Max 7	1.80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Opportunities-Quarterly Ratchet	1.50%
Opportunities-Standard	1.25
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
Premium Plus (pre February 2000) Quarterly Ratchet	1.40%
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post April 2008) Quarterly Ratchet	1.70
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.30
Premium Plus (post 2000) Standard	1.40
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations, Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature, Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature, Legends, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect
0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Complete
Years Elapsed
Since Premium		Landmark	Signature	Rollover
Payment	Advantage	& Legends	& VA	Choice	Focus VA	Simplicity
0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	-	3	6	4	-	4
4	-	-	5	3	-	3
5	-	-	4	2	-	-
6	-	-	3	1	-	-
7	-	-	-	-	-	-
8	-	-	-	-	-	-
9+	-	-	-	-	-	-

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2009, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Mutual Funds, the ING Variable Insurance Trust, ING Intermediate Bond Portfolio, ING Variable Portfolios, Inc., ING Variable Funds, ING Balanced Portfolio, Inc., ING Strategic Allocation Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 0.95% of the average net assets of each respective Fund.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 372	$ 2,952	$ 5,460	$ 9,287
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	483,121	52,382	462,235	8,747
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	12	14	83	268
Columbia Federal Securities Fund, Variable Series - Class A	2	5	10	61
Columbia Large Cap Growth Fund, Variable Series - Class A	2	13	4	41
Columbia Small Cap Value Fund, Variable Series - Class B	2,837	23,106	25,549	53,705
Columbia Small Company Growth Fund, Variable Series -
Class A	-	34	9	4
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	4,156	27,760	14,078	75,368
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	50,576	129,087	262,890	47,570
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	3,295	707	3,617	1,023
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	526	855	2,379	2,160
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	242,282	175,601	484,837	220,106
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	10,037	246,681	84,249	82,272
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class	365	11,363	3,687	2,613
ING American Funds Asset Allocation Portfolio	113,954	8,515	177,850	5,324
ING American Funds Bond Portfolio	244,673	45,284	292,667	23,012
ING American Funds Growth Portfolio	364,850	130,943	526,537	100,328
ING American Funds Growth-Income Portfolio	159,466	67,950	255,341	52,985
ING American Funds International Portfolio	345,720	84,792	318,087	103,608
ING American Funds World Allocation Portfolio - Service Class	83,177	11,064	12,742	-
ING Artio Foreign Portfolio - Service Class	102,181	78,473	175,677	105,567
ING Artio Foreign Portfolio - Service 2 Class	7,535	5,795	9,062	6,716
ING BlackRock Inflation Protected Bond Portfolio - Service Class	177,932	22,222	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1	22	22	24
ING BlackRock Large Cap Growth Portfolio - Service Class	29,902	24,469	42,774	26,286
ING BlackRock Large Cap Value Portfolio - Service Class	740	5,660	2,353	12,580
ING BlackRock Large Cap Value Portfolio - Service 2 Class	29	288	169	748
ING Clarion Global Real Estate Portfolio - Service Class	19,247	24,787	80,545	28,998
ING Clarion Global Real Estate Portfolio - Service 2 Class	291	265	868	689
ING Clarion Real Estate Portfolio - Service Class	21,527	51,230	111,200	151,448
ING Clarion Real Estate Portfolio - Service 2 Class	1,499	2,725	5,570	5,348
ING Evergreen Health Sciences Portfolio - Service Class	23,980	38,784	79,448	45,673

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Evergreen Omega Portfolio - Service Class	$ 75,050	$ 7,697	$ 6,738	$ 3,505
ING Evergreen Omega Portfolio - Service 2 Class	5	215	138	175
ING FMRSM Diversified Mid Cap Portfolio - Service Class	40,233	68,365	103,642	119,041
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	977	3,122	4,848	6,298
ING Focus 5 Portfolio - Service Class	17,757	22,998	140,022	25,345
ING Franklin Income Portfolio - Service Class	100,590	33,305	155,140	75,651
ING Franklin Income Portfolio - Service 2 Class	2,580	2,106	3,023	3,062
ING Franklin Mutual Shares Portfolio - Service Class	22,572	20,694	65,467	28,920
ING Franklin Templeton Founding Strategy Portfolio -
Service Class	58,859	61,974	492,796	18,058
ING Global Resources Portfolio - Service Class	61,200	118,321	421,367	147,634
ING Global Resources Portfolio - Service 2 Class	998	2,963	11,695	6,598
ING Growth and Income Portfolio II - Service Class	3,944	145,948	70,988	69,259
ING Growth and Income Portfolio II - Service 2 Class	290	11,162	4,740	3,532
ING Index Plus International Equity Portfolio - Service Class	1,233	20,262	10,884	9,287
ING Index Plus International Equity Portfolio - Service 2 Class	19	338	169	258
ING International Growth Opportunities Portfolio - Service Class	1,843	72,801	32,797	25,479
ING International Growth Opportunities Portfolio -
Service 2 Class	140	6,151	2,841	1,356
ING Janus Contrarian Portfolio - Service Class	17,161	93,939	212,297	95,135
ING Janus Contrarian Portfolio - Service 2 Class	349	3,193	7,071	4,822
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class	106,513	128,258	194,670	137,782
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class	1,945	3,434	5,692	6,491
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	18,539	19,560	26,137	57,435
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	966	3,394	4,246	7,319
ING JPMorgan Value Opportunities Portfolio - Service Class	979	19,383	4,435	9,842
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	37	732	150	480
ING LifeStyle Aggressive Growth Portfolio - Service Class	62,203	961,953	202,260	107,106
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	1,002	4,222	1,685	961
ING LifeStyle Conservative Portfolio - Service Class	277,414	412,313	129,382	2,041
ING LifeStyle Conservative Portfolio - Service 2 Class	1,404	1,323	-	-
ING LifeStyle Growth Portfolio - Service Class	326,483	3,744,348	1,015,688	108,959
ING LifeStyle Growth Portfolio - Service 2 Class	2,869	14,103	5,176	1,940
ING LifeStyle Moderate Growth Portfolio - Service Class	320,654	3,117,511	806,416	75,181
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	4,264	17,174	5,419	4,133
ING LifeStyle Moderate Portfolio - Service Class	268,539	1,846,714	691,487	58,437
ING LifeStyle Moderate Portfolio - Service 2 Class	10,774	24,212	8,830	5,895
ING Limited Maturity Bond Portfolio - Service Class	7,847	26,018	11,201	46,245
ING Liquid Assets Portfolio - Service Class	407,407	1,243,989	1,802,623	520,982
ING Liquid Assets Portfolio - Service 2 Class	10,849	34,820	47,711	15,633
ING Lord Abbett Affiliated Portfolio - Service Class	928	10,148	14,922	24,861
ING Lord Abbett Affiliated Portfolio - Service 2 Class	44	245	473	392

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2009		2008
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	$ 25,759	$ 65,728		$ 41,610	$ 115,684
ING Marsico Growth Portfolio - Service 2 Class	1,094		1,836	782	2,841
ING Marsico International Opportunities Portfolio - Service Class	5,638		41,281	111,810	58,445
ING MFS Total Return Portfolio - Service Class	61,280		109,499	160,438	158,141
ING MFS Total Return Portfolio - Service 2 Class	1,722		4,514	7,166	7,224
ING MFS Utilities Portfolio - Service Class	41,544		57,136	237,493	96,397
ING Multi-Manager International Small Cap Portfolio - Class S	9,615		13,275	7,406	3,266
ING Oppenheimer Active Allocation Portfolio - Service Class	16,895		894	3,445	-
ING Oppenheimer Main Street Portfolio® - Service Class	1,809		210,552	27,708	69,359
ING Oppenheimer Main Street Portfolio® - Service 2 Class	28		2,817	218	586
ING PIMCO High Yield Portfolio - Service Class	30,099		70,892	65,473	165,112
ING PIMCO Total Return Bond Portfolio - Service Class	901,963		204,712	1,404,422	242,657
ING PIMCO Total Return Bond Portfolio - Service 2 Class	16,133		8,267	23,623	9,836
ING Pioneer Fund Portfolio - Service Class	4,470		7,781	6,336	18,710
ING Pioneer Mid Cap Value Portfolio - Service Class	24,048		62,929	253,544	118,959
ING Retirement Conservative Portfolio - Adviser Class	406,570		10,528	-	-
ING Retirement Growth Portfolio - Adviser Class	4,521,168		73,797	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	3,078,796		22,258	-	-
ING Retirement Moderate Portfolio - Adviser Class	1,826,734		16,957	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	149,941		187,128	570,542	234,895
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class	2,446		8,770	14,096	15,260
ING T. Rowe Price Equity Income Portfolio - Service Class	48,403		68,794	133,636	110,841
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	828		2,773	4,732	4,088
ING Templeton Global Growth Portfolio - Service Class	23,294		23,989	27,229	57,387
ING Templeton Global Growth Portfolio - Service 2 Class	291		402	531	1,949
ING Van Kampen Capital Growth Portfolio - Service Class	8,013		144,028	188,422	24,287
ING Van Kampen Capital Growth Portfolio - Service 2 Class	-		14	191	13,877
ING Van Kampen Global Franchise Portfolio - Service Class	55,116		34,904	57,998	61,094
ING Van Kampen Global Franchise Portfolio - Service 2 Class	5,982		6,699	7,448	10,870
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class	38,483		2,503	3,034	371
ING Van Kampen Growth and Income Portfolio - Service Class	24,426		59,477	84,673	106,437
ING Van Kampen Growth and Income Portfolio - Service 2 Class	1,643		4,343	8,711	10,721
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	13,502		6,170	1,527	4,054
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class	4		47	74	82
ING Mutual Funds:
ING Diversified International Fund - Class R	1		31	36	67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2009		2008
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio -
Service Class	$ 225	$ 633		$ 406	$ 72
ING American Century Small-Mid Cap Value Portfolio -
Service Class	1,305		230	192	103
ING Baron Small Cap Growth Portfolio - Service Class	76,326		36,645	92,006	34,502
ING Columbia Small Cap Value Portfolio - Service Class	25,584		38,673	103,851	43,859
ING Davis New York Venture Portfolio - Service Class	43,057		24,412	116,223	9,815
ING JPMorgan Mid Cap Value Portfolio - Service Class	28,447		8,275	38,474	10,410
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class	22		12,912	4,626	23,042
ING Neuberger Berman Partners Portfolio - Service Class	1,973		67,222	1,410	25,782
ING Oppenheimer Global Portfolio - Initial Class	296		1,439	1,065	2,674
ING Oppenheimer Global Portfolio - Service Class	7,356		21,131	50,521	18,723
ING Oppenheimer Strategic Income Portfolio - Service Class	780		2,355	4,632	3,223
ING PIMCO Total Return Portfolio - Service Class	2,717		2,235	5,467	1,043
ING Solution 2015 Portfolio - Service Class	4,567		1,158	8,604	2,620
ING Solution 2025 Portfolio - Service Class	5,370		732	7,218	748
ING Solution 2035 Portfolio - Service Class	2,350		1,411	5,535	592
ING Solution 2045 Portfolio - Service Class	142		254	946	109
ING Solution Income Portfolio - Service Class	1,542		700	3,858	1,808
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	3,713		293	2,844	385
ING T. Rowe Price Growth Equity Portfolio - Service Class	60,526		14,963	31,668	15,930
ING Templeton Foreign Equity Portfolio - Service Class	64,062		34,246	219,959	59,611
ING Thornburg Value Portfolio - Initial Class	17		196	41	553
ING Thornburg Value Portfolio - Service Class	1,394		689	260	4,726
ING UBS U.S. Large Cap Equity Portfolio - Service Class	151		1,366	360	3,531
ING Van Kampen Comstock Portfolio - Service Class	15,444		19,050	37,574	28,902
ING Van Kampen Equity and Income Portfolio - Initial Class	43		211	318	749
ING Van Kampen Equity and Income Portfolio - Service Class	14,589		28,233	152,718	19,385
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	268		193	476	204
ING Strategic Allocation Growth Portfolio - Class S	114		68	516	81
ING Strategic Allocation Moderate Portfolio - Class S	137		89	302	201
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1		6	2	6
ING Growth and Income Portfolio - Class S	150,368		52,696	437,216	47,269
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	819		38,705	3,210	9,057
ING GET U.S. Core Portfolio - Series 4	1,024		27,001	5,225	7,268
ING GET U.S. Core Portfolio - Series 5	666		2,949	4,308	5,202
ING GET U.S. Core Portfolio - Series 6	359		4,516	3,941	4,739
ING GET U.S. Core Portfolio - Series 7	256		1,587	2,963	3,461
ING GET U.S. Core Portfolio - Series 8	155		1,967	1,723	1,943

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2009		2008
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 9	$ 126	$ 1,010		$ 1,549	$ 1,059
ING GET U.S. Core Portfolio - Series 10	130		988	1,134	737
ING GET U.S. Core Portfolio - Series 11	344		1,993	1,803	1,160
ING GET U.S. Core Portfolio - Series 12	80		524	854	981
ING GET U.S. Core Portfolio - Series 13	800		6,882	2,661	13,597
ING GET U.S. Core Portfolio - Series 14	2,860		30,373	2,064	14,458
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class S	105,919		33,902	157,195	21,941
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A	1,151		555	-	-
ING FTSE 100 Index Portfolio - Class A	758		10	-	-
ING Global Equity Option Portfolio - Class S	5,733		8,541	1,984	31
ING Hang Seng Index Portfolio - Class S	44,117		4,852	-	-
ING Index Plus LargeCap Portfolio - Class S	5,411		34,445	103,292	94,213
ING Index Plus MidCap Portfolio - Class S	1,892		19,922	40,631	54,718
ING Index Plus SmallCap Portfolio - Class S	2,364		14,105	23,724	46,622
ING International Index Portfolio - Class S	62,304		6,908	9,607	1,711
ING Japan Equity Index Portfolio - Class A	658		326	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	10		411	281	273
ING Opportunistic Large Cap Portfolio - Class S	959		2,391	3,338	4,133
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	12,783		1,293	4,040	1,426
ING Russell™ Large Cap Growth Index Portfolio - Class S	132,902		13,225	-	-
ING Russell™ Large Cap Index Portfolio - Class S	325,095		35,287	38,457	10,460
ING Russell™ Large Cap Value Index Portfolio - Class S	22,911		2,514	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	235,954		16,774	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	60,555		16,482	33,357	3,426
ING Russell™ Small Cap Index Portfolio - Class S	50,264		28,362	116,495	17,769
ING Small Company Portfolio - Class S	45,632		27,700	65,062	11,441
ING U.S. Bond Index Portfolio - Class S	170,112		103,042	214,981	41,744
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S	50,405		32,335	225,953	8,759
ING Variable Products Trust:
ING International Value Portfolio - Class S	970		1,300	6,021	1,879
ING MidCap Opportunities Portfolio - Class S	27,642		39,581	355,725	33,335
ING SmallCap Opportunities Portfolio - Class S	145		6,817	12,733	18,918
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	2		11	7	44
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	-		3	2	31
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	8		3	8	36
Legg Mason Western Asset Variable Money Market Portfolio	1		-	3	146

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2009		2008
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	$ 545	$ 161		$ 347	$ 285
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,744		1,849	7,725	1,642
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	2,273		2,151	5,223	1,571
Pioneer Small Cap Value VCT Portfolio - Class II	1		2,249	665	915
ProFunds:
ProFund VP Bull	131		1,825	372	6,426
ProFund VP Europe 30	296		2,093	2,885	4,958
ProFund VP Rising Rates Opportunity	363		3,201	1,436	8,874
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	50		251	287	411
Wells Fargo Advantage C&B Large Cap Value Fund	5		55	7	113
Wells Fargo Advantage Equity Income Fund	16		62	140	134
Wells Fargo Advantage Large Company Growth Fund	5		297	21	458
Wells Fargo Advantage Money Market Fund	1		7	2	86
Wells Fargo Advantage Small Cap Growth Fund	-		142	189	140
Wells Fargo Advantage Total Return Bond Fund	105		119	58	314

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding for the years ended December 31, 2009 and 2008 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	31,058	349,079	(318,021)	104,608	859,682	(755,074)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	75,987,942	22,927,232	53,060,710	57,209,847	7,307,190	49,902,657
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	480	1,317	(837)	2,325	20,743	(18,418)
Columbia Federal Securities Fund, Variable Series - Class A	-	407	(407)	444	5,324	(4,880)
Columbia Large Cap Growth Fund, Variable Series - Class A	16	1,146	(1,130)	299	3,722	(3,423)
Columbia Small Cap Value Fund, Variable Series - Class B	278,804	1,738,333	(1,459,529)	179,657	3,140,307	(2,960,650)
Columbia Small Company Growth Fund, Variable Series - Class A	-	2,581	(2,581)	-	144	(144)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	992,104	4,176,755	(3,184,651)	3,214,538	8,981,668	(5,767,130)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	13,009,601	19,551,470	(6,541,869)	38,407,606	22,732,411	15,675,195
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	298,415	110,674	187,741	375,150	243,139	132,011
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	64,148	133,985	(69,837)	154,763	244,970	(90,207)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	40,290,370	38,950,690	1,339,680	72,084,714	56,248,042	15,836,672
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	2,070,577	19,338,993	(17,268,416)	4,875,586	7,856,182	(2,980,596)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	50,985	975,871	(924,886)	114,147	228,342	(114,195)
ING American Funds Asset Allocation Portfolio	19,904,258	5,412,005	14,492,253	23,895,240	3,215,712	20,679,528
ING American Funds Bond Portfolio	38,343,432	17,153,230	21,190,202	37,631,498	9,063,400	28,568,098

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING American Funds Growth Portfolio	36,582,545	36,084,341	498,204	66,078,373	41,512,481	24,565,892
ING American Funds Growth-Income Portfolio	21,283,824	21,176,889	106,935	40,022,856	26,811,680	13,211,176
ING American Funds International Portfolio	21,908,372	18,401,270	3,507,102	32,644,018	24,864,560	7,779,458
ING American Funds World Allocation Portfolio - Service Class	8,865,751	1,821,231	7,044,520	1,475,870	29,257	1,446,613
ING Artio Foreign Portfolio - Service Class	12,987,278	12,119,589	867,689	18,699,161	18,683,200	15,961
ING Artio Foreign Portfolio - Service 2 Class	535,620	495,775	39,845	302,000	479,674	(177,674)
ING BlackRock Inflation Protected Bond Portfolio - Service Class	19,482,590	4,392,829	15,089,761	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	2,743	(2,743)	3	2,895	(2,892)
ING BlackRock Large Cap Growth Portfolio - Service Class	6,465,361	5,476,222	989,139	5,752,600	5,400,606	351,994
ING BlackRock Large Cap Value Portfolio - Service Class	136,144	680,723	(544,579)	87,456	1,082,168	(994,712)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	2,844	24,758	(21,914)	6,407	56,978	(50,571)
ING Clarion Global Real Estate Portfolio - Service Class	5,555,668	6,011,644	(455,976)	13,935,069	8,931,567	5,003,502
ING Clarion Global Real Estate Portfolio - Service 2 Class	46,753	38,422	8,331	95,994	79,211	16,783
ING Clarion Real Estate Portfolio - Service Class	921,570	2,302,213	(1,380,643)	1,895,100	4,168,239	(2,273,139)
ING Clarion Real Estate Portfolio - Service 2 Class	101,499	251,328	(149,829)	99,116	313,390	(214,274)
ING Evergreen Health Sciences Portfolio - Service Class	6,606,332	7,980,311	(1,373,979)	12,348,154	10,033,907	2,314,247
ING Evergreen Omega Portfolio - Service Class	8,918,921	2,235,010	6,683,911	780,203	450,969	329,234
ING Evergreen Omega Portfolio - Service 2 Class	991	20,984	(19,993)	919	15,342	(14,423)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	11,993,189	14,027,678	(2,034,489)	15,533,608	20,806,130	(5,272,522)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	123,478	262,502	(139,024)	231,193	461,928	(230,735)
ING Focus 5 Portfolio - Service Class	6,018,422	6,358,864	(340,442)	20,714,284	7,849,841	12,864,443
ING Franklin Income Portfolio - Service Class	19,152,614	13,329,973	5,822,641	29,073,925	22,412,607	6,661,318
ING Franklin Income Portfolio - Service 2 Class	304,876	276,396	28,480	331,544	384,919	(53,375)
ING Franklin Mutual Shares Portfolio - Service Class	6,742,053	6,107,920	634,133	11,340,120	7,955,038	3,385,082
ING Franklin Templeton Founding Strategy Portfolio - Service Class	16,080,003	19,493,470	(3,413,467)	79,149,769	20,954,019	58,195,750
ING Global Resources Portfolio - Service Class	6,685,696	8,256,640	(1,570,944)	17,080,043	13,531,849	3,548,194
ING Global Resources Portfolio - Service 2 Class	102,335	184,416	(82,081)	284,537	353,794	(69,257)
ING Growth and Income Portfolio II - Service Class	914,317	31,247,475	(30,333,158)	5,311,958	11,855,180	(6,543,222)
ING Growth and Income Portfolio II - Service 2 Class	31,422	1,852,992	(1,821,570)	200,132	456,493	(256,361)
ING Index Plus International Equity Portfolio - Service Class	120,154	2,549,091	(2,428,937)	316,780	1,041,046	(724,266)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Index Plus International Equity Portfolio - Service 2 Class	351	39,217	(38,866)	1,387	22,864	(21,477)
ING International Growth Opportunities Portfolio - Service Class	65,184	7,329,858	(7,264,674)	347,675	2,195,689	(1,848,014)
ING International Growth Opportunities Portfolio - Service 2 Class	6,959	467,433	(460,474)	24,951	85,424	(60,473)
ING Janus Contrarian Portfolio - Service Class	5,578,332	13,257,041	(7,678,709)	24,274,047	22,399,880	1,874,167
ING Janus Contrarian Portfolio - Service 2 Class	80,729	285,596	(204,867)	240,422	315,896	(75,474)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	13,495,540	13,596,496	(100,956)	20,248,514	19,777,306	471,208
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	124,599	184,887	(60,288)	182,330	313,840	(131,510)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,501,202	2,859,014	(357,812)	2,331,586	6,052,262	(3,720,676)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	44,136	279,627	(235,491)	66,112	531,318	(465,206)
ING JPMorgan Value Opportunities Portfolio - Service Class	231,883	2,743,063	(2,511,180)	243,112	1,134,143	(891,031)
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	280	96,275	(95,995)	3,859	46,066	(42,207)
ING LifeStyle Aggressive Growth Portfolio - Service Class	9,317,426	103,925,293	(94,607,867)	20,081,738	20,886,430	(804,692)
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	110,012	451,640	(341,628)	119,492	82,910	36,582
ING LifeStyle Conservative Portfolio - Service Class	38,613,440	54,713,629	(16,100,189)	17,350,368	1,250,179	16,100,189
ING LifeStyle Conservative Portfolio - Service 2 Class	113,225	113,225	-	-	-	-
ING LifeStyle Growth Portfolio - Service Class	49,317,013	401,660,098	(352,343,085)	128,672,824	65,931,731	62,741,093
ING LifeStyle Growth Portfolio - Service 2 Class	247,019	1,378,743	(1,131,724)	393,960	164,843	229,117
ING LifeStyle Moderate Growth Portfolio - Service Class	46,854,994	327,872,721	(281,017,727)	108,054,957	55,553,992	52,500,965
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	405,985	1,678,313	(1,272,328)	395,247	369,658	25,589
ING LifeStyle Moderate Portfolio - Service Class	44,199,116	198,756,446	(154,557,330)	90,761,793	39,182,323	51,579,470
ING LifeStyle Moderate Portfolio - Service 2 Class	1,106,826	2,342,065	(1,235,239)	774,140	616,897	157,243
ING Limited Maturity Bond Portfolio - Service Class	172,351	1,259,922	(1,087,571)	290,597	2,356,870	(2,066,273)
ING Liquid Assets Portfolio - Service Class	100,033,410	152,688,414	(52,655,004)	318,256,889	235,944,081	82,312,808
ING Liquid Assets Portfolio - Service 2 Class	1,670,729	3,901,797	(2,231,068)	10,022,475	6,984,421	3,038,054
ING Lord Abbett Affiliated Portfolio - Service Class	195,971	1,272,743	(1,076,772)	289,874	2,329,501	(2,039,627)
ING Lord Abbett Affiliated Portfolio - Service 2 Class	7,978	26,296	(18,318)	3,898	29,418	(25,520)
ING Marsico Growth Portfolio - Service Class	6,158,423	9,289,470	(3,131,047)	9,714,966	13,856,667	(4,141,701)
ING Marsico Growth Portfolio - Service 2 Class	152,268	211,557	(59,289)	99,590	230,242	(130,652)
ING Marsico International Opportunities Portfolio - Service Class	1,710,898	5,113,218	(3,402,320)	11,123,956	9,422,714	1,701,242
ING MFS Total Return Portfolio - Service Class	7,010,855	9,394,058	(2,383,203)	7,594,899	12,608,231	(5,013,332)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service 2 Class	147,999	440,045	(292,046)	129,192	614,062	(484,870)
ING MFS Utilities Portfolio - Service Class	7,677,149	10,147,969	(2,470,820)	23,836,751	19,922,925	3,913,826
ING Multi-Manager International Small Cap Portfolio - Class S	1,498,951	1,992,798	(493,847)	969,332	475,485	493,847
ING Oppenheimer Active Allocation Portfolio - Service Class	2,048,572	243,145	1,805,427	427,911	16,299	411,612
ING Oppenheimer Main Street Portfolio® - Service Class	512,822	14,045,538	(13,532,716)	2,667,157	4,848,712	(2,181,555)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	4,714	302,518	(297,804)	11,717	43,757	(32,040)
ING PIMCO High Yield Portfolio - Service Class	969,477	6,925,944	(5,956,467)	7,328,265	19,504,693	(12,176,428)
ING PIMCO Total Return Bond Portfolio - Service Class	97,437,019	59,413,076	38,023,943	148,312,824	68,903,229	79,409,595
ING PIMCO Total Return Bond Portfolio - Service 2 Class	1,564,776	1,195,889	368,887	2,422,074	1,361,491	1,060,583
ING Pioneer Fund Portfolio - Service Class	740,597	1,121,515	(380,918)	637,444	2,057,989	(1,420,545)
ING Pioneer Mid Cap Value Portfolio - Service Class	8,205,982	12,555,896	(4,349,914)	28,952,917	20,716,105	8,236,812
ING Retirement Conservative Portfolio - Adviser Class	52,086,673	3,894,878	48,191,795	-	-	-
ING Retirement Growth Portfolio - Adviser Class	498,382,902	14,157,359	484,225,543	-	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	331,988,356	9,052,622	322,935,734	-	-	-
ING Retirement Moderate Portfolio - Adviser Class	193,428,098	7,212,114	186,215,984	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	17,600,263	17,081,278	518,985	28,597,491	24,119,335	4,478,156
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	225,842	749,451	(523,609)	301,468	1,194,157	(892,689)
ING T. Rowe Price Equity Income Portfolio - Service Class	6,360,252	7,178,319	(818,067)	7,655,742	9,493,239	(1,837,497)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	98,206	283,142	(184,936)	186,781	364,938	(178,157)
ING Templeton Global Growth Portfolio - Service Class	2,779,038	2,929,241	(150,203)	3,095,739	4,953,235	(1,857,496)
ING Templeton Global Growth Portfolio - Service 2 Class	24,368	35,756	(11,388)	30,067	137,053	(106,986)
ING Van Kampen Capital Growth Portfolio - Service Class	1,790,898	17,874,111	(16,083,213)	16,999,139	4,838,809	12,160,330
ING Van Kampen Capital Growth Portfolio - Service 2 Class	2	1,417	(1,415)	18,672	907,281	(888,609)
ING Van Kampen Global Franchise Portfolio - Service Class	5,215,590	5,142,938	72,652	6,603,917	8,484,047	(1,880,130)
ING Van Kampen Global Franchise Portfolio - Service 2 Class	121,541	538,908	(417,367)	151,446	779,421	(627,975)
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class	4,666,340	706,578	3,959,762	376,816	58,534	318,282
ING Van Kampen Growth and Income Portfolio - Service Class	3,232,339	4,799,103	(1,566,764)	3,960,823	6,953,624	(2,992,801)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	225,182	453,973	(228,791)	216,645	833,877	(617,232)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,775,341	893,008	882,333	49,110	449,683	(400,573)
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	153	5,144	(4,991)	419	7,989	(7,570)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Mutual Funds:
ING Diversified International Fund - Class R	18	4,785	(4,767)	1,357	6,179	(4,822)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	28,498	72,854	(44,356)	12,181	6,516	5,665
ING American Century Small-Mid Cap Value Portfolio - Service Class	112,936	19,916	93,020	8,498	6,369	2,129
ING Baron Small Cap Growth Portfolio - Service Class	15,460,465	10,216,661	5,243,804	14,185,144	9,097,198	5,087,946
ING Columbia Small Cap Value Portfolio - Service Class	6,912,213	8,212,602	(1,300,389)	18,865,474	12,373,074	6,492,400
ING Davis New York Venture Portfolio - Service Class	11,317,153	8,289,814	3,027,339	17,588,696	6,274,019	11,314,677
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,747,238	2,352,252	2,394,986	4,500,990	1,905,326	2,595,664
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	199,007	1,528,203	(1,329,196)	1,110,284	2,547,033	(1,436,749)
ING Neuberger Berman Partners Portfolio - Service Class	155,910	11,239,947	(11,084,037)	515,915	2,985,982	(2,470,067)
ING Oppenheimer Global Portfolio - Initial Class	90,351	233,628	(143,277)	34,824	244,888	(210,064)
ING Oppenheimer Global Portfolio - Service Class	1,280,265	2,986,018	(1,705,753)	5,982,499	4,603,003	1,379,496
ING Oppenheimer Strategic Income Portfolio - Service Class	71,846	253,796	(181,950)	591,212	539,474	51,738
ING PIMCO Total Return Portfolio - Service Class	203,986	198,173	5,813	508,319	181,381	326,938
ING Solution 2015 Portfolio - Service Class	478,956	163,082	315,874	807,195	292,478	514,717
ING Solution 2025 Portfolio - Service Class	633,355	101,208	532,147	697,835	106,385	591,450
ING Solution 2035 Portfolio - Service Class	260,852	170,466	90,386	421,452	36,400	385,052
ING Solution 2045 Portfolio - Service Class	16,435	34,830	(18,395)	79,705	10,611	69,094
ING Solution Income Portfolio - Service Class	126,852	73,781	53,071	352,910	179,167	173,743
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	388,149	47,438	340,711	173,642	38,243	135,399
ING T. Rowe Price Growth Equity Portfolio - Service Class	11,486,303	4,675,708	6,810,595	4,856,598	3,124,542	1,732,056
ING Templeton Foreign Equity Portfolio - Service Class	13,339,518	9,723,596	3,615,922	23,495,762	10,533,852	12,961,910
ING Thornburg Value Portfolio - Initial Class	24,338	49,714	(25,376)	12,370	70,971	(58,601)
ING Thornburg Value Portfolio - Service Class	143,282	104,718	38,564	66,473	494,495	(428,022)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	21,606	168,389	(146,783)	74,285	364,563	(290,278)
ING Van Kampen Comstock Portfolio - Service Class	3,595,157	4,209,288	(614,131)	4,752,673	5,122,227	(369,554)
ING Van Kampen Equity and Income Portfolio - Initial Class	114	18,612	(18,498)	4,321	66,669	(62,348)
ING Van Kampen Equity and Income Portfolio - Service Class	3,981,043	5,317,039	(1,335,996)	15,369,468	5,160,161	10,209,307

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	15,260	16,067	(807)	22,249	15,008	7,241
ING Strategic Allocation Growth Portfolio - Class S	4,091	7,118	(3,027)	24,916	4,989	19,927
ING Strategic Allocation Moderate Portfolio - Class S	7,093	9,342	(2,249)	12,127	13,804	(1,677)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	-	825	(825)	68	477	(409)
ING Growth and Income Portfolio - Class S	23,372,789	10,183,271	13,189,518	54,369,875	10,094,718	44,275,157
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	190,050	4,095,215	(3,905,165)	99,250	896,367	(797,117)
ING GET U.S. Core Portfolio - Series 4	134,449	2,779,623	(2,645,174)	132,927	737,417	(604,490)
ING GET U.S. Core Portfolio - Series 5	198,514	447,916	(249,402)	30,371	435,448	(405,077)
ING GET U.S. Core Portfolio - Series 6	239,766	657,347	(417,581)	15,244	432,401	(417,157)
ING GET U.S. Core Portfolio - Series 7	77,260	213,747	(136,487)	71,084	381,434	(310,350)
ING GET U.S. Core Portfolio - Series 8	63,228	245,460	(182,232)	58,893	230,012	(171,119)
ING GET U.S. Core Portfolio - Series 9	105,587	197,861	(92,274)	27,518	117,771	(90,253)
ING GET U.S. Core Portfolio - Series 10	38,405	128,397	(89,992)	93,484	153,870	(60,386)
ING GET U.S. Core Portfolio - Series 11	89,504	266,327	(176,823)	26,699	121,272	(94,573)
ING GET U.S. Core Portfolio - Series 12	13,991	60,972	(46,981)	3,294	91,027	(87,733)
ING GET U.S. Core Portfolio - Series 13	65,252	702,351	(637,099)	2,187,257	3,476,413	(1,289,156)
ING GET U.S. Core Portfolio - Series 14	3,726,075	6,619,304	(2,893,229)	574,041	1,850,938	(1,276,897)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class S	18,859,241	9,444,370	9,414,871	19,307,804	5,970,899	13,336,905
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A	118,409	56,338	62,071	-	-	-
ING FTSE 100 Index Portfolio - Class A	74,851	1,197	73,654	-	-	-
ING Global Equity Option Portfolio - Class S	754,452	1,015,113	(260,661)	269,308	8,647	260,661
ING Hang Seng Index Portfolio - Class S	4,311,014	1,085,883	3,225,131	-	-	-
ING Index Plus LargeCap Portfolio - Class S	4,426,826	8,774,823	(4,347,997)	9,830,865	11,570,172	(1,739,307)
ING Index Plus MidCap Portfolio - Class S	634,350	2,600,153	(1,965,803)	3,015,661	6,163,391	(3,147,730)
ING Index Plus SmallCap Portfolio - Class S	515,644	1,832,868	(1,317,224)	2,437,053	5,151,198	(2,714,145)
ING International Index Portfolio - Class S	10,344,834	2,348,210	7,996,624	1,344,546	346,297	998,249

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Japan Equity Index Portfolio - Class A	67,500	34,583	32,917	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	2,112	47,356	(45,244)	24,035	24,639	(604)
ING Opportunistic Large Cap Portfolio - Class S	136,507	377,654	(241,147)	76,054	482,859	(406,805)
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	1,658,272	275,337	1,382,935	559,291	224,391	334,900
ING Russell™ Large Cap Growth Index Portfolio - Class S	12,716,446	1,506,176	11,210,270	-	-	-
ING Russell™ Large Cap Index Portfolio - Class S	50,637,531	8,299,860	42,337,671	5,347,374	1,928,900	3,418,474
ING Russell™ Large Cap Value Index Portfolio - Class S	2,295,781	373,547	1,922,234	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	21,074,210	1,917,538	19,156,672	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	10,832,295	4,403,603	6,428,692	4,727,979	1,024,428	3,703,551
ING Russell™ Small Cap Index Portfolio - Class S	11,286,060	8,153,924	3,132,136	14,797,236	4,654,693	10,142,543
ING Small Company Portfolio - Class S	8,312,508	6,042,586	2,269,922	8,414,905	2,700,247	5,714,658
ING U.S. Bond Index Portfolio - Class S	24,404,746	17,982,606	6,422,140	26,307,158	8,888,992	17,418,166
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	13,523,895	9,941,585	3,582,310	29,686,496	5,744,115	23,942,381
ING Variable Products Trust:
ING International Value Portfolio - Class S	109,923	137,497	(27,574)	308,055	200,121	107,934
ING MidCap Opportunities Portfolio - Class S	7,188,087	8,677,440	(1,489,353)	39,227,782	7,465,272	31,762,510
ING SmallCap Opportunities Portfolio - Class S	158,120	1,125,021	(966,901)	576,329	2,931,439	(2,355,110)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	105	1,481	(1,376)	438	5,875	(5,437)
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	-	261	(261)	41	1,863	(1,822)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	-	131	(131)	13	2,153	(2,140)
Legg Mason Western Asset Variable Money Market Portfolio	53	8	45	700	11,400	(10,700)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	46,964	15,802	31,162	18,190	17,432	758
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	452,739	248,669	204,070	787,873	264,788	523,085

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	282,017	288,418	(6,401)	424,102	242,777	181,325
Pioneer Small Cap Value VCT Portfolio - Class II	231,743	632,548	(400,805)	42,454	140,795	(98,341)
ProFunds:
ProFund VP Bull	26,235	270,575	(244,340)	241,994	947,511	(705,517)
ProFund VP Europe 30	34,631	291,508	(256,877)	50,496	485,032	(434,536)
ProFund VP Rising Rates Opportunity	204,523	681,580	(477,057)	248,601	1,391,333	(1,142,732)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	1,744	24,958	(23,214)	1,340	32,662	(31,322)
Wells Fargo Advantage C&B Large Cap Value Fund	152	5,143	(4,991)	298	9,273	(8,975)
Wells Fargo Advantage Equity Income Fund	702	5,759	(5,057)	2,424	13,327	(10,903)
Wells Fargo Advantage Large Company Growth Fund	274	32,595	(32,321)	4,152	48,046	(43,894)
Wells Fargo Advantage Money Market Fund	-	524	(524)	-	8,122	(8,122)
Wells Fargo Advantage Small Cap Growth Fund	-	11,460	(11,460)	372	9,704	(9,332)
Wells Fargo Advantage Total Return Bond Fund	4,490	8,688	(4,198)	2	26,260	(26,258)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

9.	Unit Summary

A summary of units outstanding at December 31, 2009 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Leisure Fund - Series I Shares
Contracts in accumulation period:
Band 4	4,124.980	$ 10.42	$ 42,982
Band 5	5,789.366	10.38	60,094
Band 6	229,345.290	10.30	2,362,256
Band 7	250,590.332	10.26	2,571,057
Band 8	54,185.644	10.18	551,610
Band 9	26,395.210	10.14	267,647
Band 10	229,699.037	10.10	2,319,960
Band 11	58,504.412	10.07	589,139
Band 12	100,598.486	10.03	1,009,003
Band 13	139,559.000	9.99	1,394,194
Band 14	274,471.955	9.91	2,720,017
Band 15	74,323.992	9.87	733,578
Band 16	1,680.836	9.79	16,455
Band 17	165,664.481	9.76	1,616,885
Band 18	1,350.500	9.72	13,127
Band 19	42,599.198	9.64	410,656
Band 20	204,073.458	9.95	2,030,531
Band 21	26,226.110	9.83	257,803
Band 26	15,493.764	10.67	165,318
Band 27	14,250.742	10.42	148,493
Band 28	393.102	10.30	4,049
Band 29	9,073.660	10.26	93,096
Band 30	8,100.892	10.02	81,171
Band 31	3,413.044	9.91	33,823
Band 34	413.824	9.43	3,902
Band 41	6,797.449	10.30	70,014
Band 42	1,780.435	10.17	18,107
Band 43	13,118.621	10.07	132,105
Band 45	1,928.006	8.80	16,966
Band 46	37,721.710	8.53	321,766
Band 47	8,135.266	8.46	68,824
	2,009,802.802		$ 20,124,628

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Band 2	13,640.002	$ 9.60	$ 130,944
Band 4	45,477.661	9.55	434,312
Band 5	17,484.891	9.55	166,981
Band 6	13,749,221.270	9.53	131,030,079
Band 7	3,478,112.769	9.52	33,111,634
Band 8	5,374,595.837	9.50	51,058,660
Band 9	326,433.438	9.50	3,101,118
Band 10	29,137,035.610	9.49	276,510,468
Band 11	3,117,544.491	9.48	29,554,322
Band 12	1,025,896.013	9.47	9,715,235
Band 13	6,969,528.887	9.46	65,931,743
Band 14	4,707,828.576	9.45	44,488,980
Band 15	8,786,490.784	9.44	82,944,473
Band 16	418,581.176	9.42	3,943,035
Band 17	5,407,653.258	9.41	50,886,017
Band 18	10,877.189	9.40	102,246
Band 19	112,665.445	9.39	1,057,929
Band 20	2,289,265.139	9.45	21,633,556
Band 21	392,083.090	9.43	3,697,344
Band 26	289,884.061	9.61	2,785,786
Band 27	66,363.812	9.55	633,774
Band 28	11,161.627	9.53	106,370
Band 29	68,052.818	9.52	647,863
Band 30	16,653.171	9.47	157,706
Band 31	24,267.644	9.44	229,087
Band 32	145.438	9.40	1,367
Band 38	300,980.094	9.60	2,889,409
Band 41	9,917.788	9.47	93,921
Band 42	3,335.017	9.44	31,483
Band 43	178,996.790	9.41	1,684,360
Band 45	619.478	9.33	5,780
Band 46	9,928,436.782	9.40	93,327,306
Band 47	1,786,545.429	9.37	16,739,931
Band 50	4,234.478	9.46	40,058
Band 55	27,022.562	9.50	256,714
Band 56	4,790,071.317	9.57	45,840,983
Band 57	47,696.838	9.48	452,166
Band 59	27,510.338	9.39	258,322
Band 60	1,055.524	9.50	10,027
	102,963,366.532		$ 975,691,489

158

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Asset Allocation Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	659.599	$ 14.00	$ 9,234
Band 7	12,608.016	13.96	176,008
Band 8	3,320.294	13.86	46,019
Band 9	3,669.024	13.81	50,669
Band 11	1,042.997	13.72	14,310
Band 13	849.871	13.63	11,584
	22,149.801		$ 307,824
Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 7	1,452.585	$ 11.98	$ 17,402
Band 13	387.945	11.70	4,539
	1,840.530		$ 21,941
Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	1,048.978	$ 10.20	$ 10,700
Band 7	23,678.464	10.17	240,810
Band 9	1,661.493	10.10	16,781
Band 11	939.519	10.05	9,442
Band 13	3,508.307	10.00	35,083
Band 14	1,786.085	9.95	17,772
	32,622.846		$ 330,588
Columbia Small Cap Value Fund, Variable Series -
Class B
Contracts in accumulation period:
Band 2	1,646.554	$ 11.43	$ 18,820
Band 4	7,960.627	17.36	138,196
Band 5	7,656.833	17.30	132,463
Band 6	1,267,315.546	17.18	21,772,481
Band 7	862,022.572	17.12	14,757,826
Band 8	436,197.220	17.01	7,419,715
Band 9	41,699.564	16.95	706,808
Band 10	1,055,356.478	16.89	17,824,971
Band 11	381,206.880	16.84	6,419,524
Band 12	154,249.731	16.78	2,588,310
Band 13	421,323.331	16.72	7,044,526
Band 14	1,427,285.700	16.61	23,707,215
Band 15	427,907.663	16.55	7,081,872
Band 16	49,727.771	16.44	817,525
Band 17	954,873.810	16.38	15,640,833
Band 18	12,856.719	16.33	209,950
Band 19	58,445.497	16.22	947,986
Band 20	874,057.457	16.67	14,570,538
Band 21	68,437.015	16.50	1,129,211
Band 26	29,229.991	11.46	334,976

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Small Cap Value Fund, Variable Series -
Class B (continued)
Band 27	8,368.506	$ 11.30	$ 94,564
Band 28	3,248.996	11.21	36,421
Band 29	11,584.078	11.19	129,626
Band 30	3,262.203	11.03	35,982
Band 31	1,239.405	10.95	13,571
Band 41	1,221.188	11.03	13,470
Band 42	1,685.763	10.93	18,425
Band 43	6,728.767	10.85	73,007
Band 46	594,174.946	10.13	6,018,992
Band 47	39,738.759	10.05	399,375
	9,210,709.570		$ 150,097,179
Columbia Small Company Growth Fund, Variable
Series - Class A
Contracts in accumulation period:
Band 7	382.447	$ 14.90	$ 5,698
Band 8	1,251.967	14.80	18,529
Band 13	53.349	14.55	776
	1,687.763		$ 25,003
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	1,742.693	$ 10.12	$ 17,636
Band 3	1,719.234	9.82	16,883
Band 4	121,118.325	9.90	1,199,071
Band 5	76,347.955	9.86	752,791
Band 6	2,618,208.065	9.78	25,606,075
Band 7	1,677,580.118	9.74	16,339,630
Band 8	908,523.674	9.65	8,767,253
Band 9	297,249.668	9.61	2,856,569
Band 10	2,015,555.815	9.57	19,288,869
Band 11	580,670.097	9.53	5,533,786
Band 12	465,583.194	9.49	4,418,385
Band 13	1,046,723.856	9.45	9,891,540
Band 14	2,181,206.791	9.37	20,437,908
Band 15	833,580.791	9.33	7,777,309
Band 16	113,496.630	9.25	1,049,844
Band 17	1,458,754.366	9.21	13,435,128
Band 18	30,702.395	9.17	281,541
Band 19	93,636.220	9.09	851,153
Band 20	1,195,771.005	9.41	11,252,205
Band 21	252,479.800	9.29	2,345,537
Band 25	8,031.519	10.21	82,002
Band 26	347,831.063	10.16	3,533,964
Band 27	158,548.416	9.90	1,569,629
Band 28	30,160.318	9.78	294,968
Band 29	232,219.610	9.73	2,259,497

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service Class 2
(continued)
Band 30	88,922.847	$ 9.49	$ 843,878
Band 31	43,755.790	9.36	409,554
Band 32	1,420.047	9.13	12,965
Band 33	245.137	8.98	2,201
Band 34	929.429	8.86	8,235
Band 35	237,954.549	10.34	2,460,450
Band 36	25,217.234	10.16	256,207
Band 37	36,955.306	10.03	370,662
Band 38	653,883.192	11.70	7,650,433
Band 39	115,338.180	11.55	1,332,156
Band 40	40,596.365	11.44	464,422
Band 41	20,870.870	10.70	223,318
Band 42	20,408.453	10.57	215,717
Band 43	103,092.626	10.46	1,078,349
Band 44	422.380	9.16	3,869
Band 45	6,274.261	9.02	56,594
Band 46	769,770.052	8.66	6,666,209
Band 47	142,561.235	8.60	1,226,027
Band 51	675.903	8.17	5,522
Band 55	1,165.227	8.33	9,706
Band 56	16,501.299	7.72	127,390
	19,074,402.000		$ 183,283,037
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	10,484.608	$ 11.70	$ 122,670
Band 4	356,882.784	13.92	4,967,808
Band 5	111,194.538	13.82	1,536,709
Band 6	10,400,918.370	11.48	119,402,543
Band 7	1,646,404.196	13.64	22,456,953
Band 8	5,391,514.512	11.40	61,463,265
Band 9	719,226.450	13.46	9,680,788
Band 10	13,426,001.920	11.76	157,889,783
Band 11	1,507,302.426	11.32	17,062,663
Band 12	358,683.538	11.29	4,049,537
Band 13	3,266,422.252	13.23	43,214,766
Band 14	4,756,314.637	11.21	53,318,287
Band 15	4,510,559.032	13.06	58,907,901
Band 16	463,650.872	11.13	5,160,434
Band 17	3,991,693.835	11.10	44,307,802
Band 18	12,825.307	11.07	141,976
Band 19	110,336.357	11.35	1,252,318
Band 20	1,489,027.167	11.62	17,302,496
Band 21	465,349.416	11.52	5,360,825
Band 26	825,559.005	14.23	11,747,705
Band 27	372,040.435	13.87	5,160,201

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service Class 2
(continued)
Band 28	88,500.721	$ 13.70	$ 1,212,460
Band 29	464,909.402	13.64	6,341,364
Band 30	124,135.071	13.29	1,649,755
Band 31	63,550.399	13.12	833,781
Band 32	2,230.733	12.79	28,531
Band 34	4,069.662	12.42	50,545
Band 35	588,421.222	14.48	8,520,339
Band 36	135,869.817	14.24	1,934,786
Band 37	78,836.102	14.05	1,107,647
Band 38	2,759,642.441	14.91	41,146,269
Band 39	738,209.092	14.72	10,866,438
Band 40	263,838.934	14.57	3,844,133
Band 41	148,439.251	13.48	2,000,961
Band 42	39,514.683	13.31	525,940
Band 43	246,338.686	13.18	3,246,744
Band 44	13,785.011	11.52	158,803
Band 45	16,397.866	11.33	185,788
Band 46	4,781,163.738	11.05	52,831,859
Band 47	621,590.840	10.97	6,818,852
Band 50	34,382.580	9.46	325,259
Band 51	915.969	9.36	8,573
Band 52	12,437.587	9.58	119,152
Band 53	759.816	9.49	7,211
Band 54	2,996.785	9.39	28,140
Band 55	7,278.262	9.54	69,435
Band 56	909,339.199	7.97	7,247,433
Band 57	11,750.320	7.88	92,593
Band 58	1,093.013	7.84	8,569
Band 59	1,535.255	7.79	11,960
Band 60	5,572.257	7.90	44,021
	66,359,896.371		$ 795,774,771
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	57,030.427	$ 14.98	$ 854,316
Band 36	15,862.266	14.74	233,810
Band 37	7,079.073	14.56	103,071
Band 38	472,728.956	15.26	7,213,844
Band 39	224,142.898	15.07	3,377,833
Band 40	22,337.169	14.92	333,271
	799,180.789		$ 12,116,145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	2,094.837	$ 9.08	$ 19,021
Band 7	10,708.114	9.01	96,480
Band 9	55,221.641	8.96	494,786
Band 10	14,824.595	8.94	132,532
Band 13	7,980.732	8.89	70,949
Band 15	14,135.106	8.84	124,954
Band 20	682.746	8.87	6,056
Band 21	22,029.466	8.82	194,300
Band 26	37,425.948	9.18	343,570
Band 27	15,655.105	9.07	141,992
Band 28	3,325.758	9.02	29,998
Band 29	36,548.413	9.01	329,301
Band 30	4,423.591	8.91	39,414
Band 31	22,495.032	8.86	199,306
Band 32	2,275.439	8.76	19,933
Band 35	52,052.155	12.11	630,352
Band 36	6,872.900	11.94	82,062
Band 37	14,740.559	11.82	174,233
Band 38	233,545.182	11.62	2,713,795
Band 39	55,087.759	11.47	631,857
Band 40	21,339.577	11.36	242,418
Band 41	9,428.339	8.91	84,007
Band 42	2,047.347	8.84	18,099
Band 43	9,137.894	8.79	80,322
	654,078.235		$ 6,899,737
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,533.924	$ 12.86	$ 96,886
Band 2	52,475.775	12.66	664,343
Band 3	333.063	12.32	4,103
Band 4	399,907.951	12.42	4,966,857
Band 5	79,143.403	12.37	979,004
Band 6	15,212,968.170	12.28	186,815,249
Band 7	2,778,229.522	12.23	33,977,747
Band 8	7,582,619.778	12.13	91,977,178
Band 9	1,335,700.232	12.09	16,148,616
Band 10	20,618,725.800	12.04	248,249,459
Band 11	2,465,569.624	11.99	29,562,180
Band 12	557,195.972	11.95	6,658,492
Band 13	6,442,678.070	11.90	76,667,869
Band 14	7,847,636.522	11.81	92,680,587
Band 15	6,451,426.350	11.76	75,868,774
Band 16	869,777.018	11.67	10,150,298
Band 17	5,774,425.492	11.62	67,098,824
Band 18	65,315.132	11.58	756,349

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class S (continued)
Band 19	136,124.935	$ 11.49	$ 1,564,076
Band 20	2,071,861.475	11.85	24,551,558
Band 21	327,586.966	11.72	3,839,319
Band 25	19,229.498	12.76	245,368
Band 26	2,146,877.431	10.87	23,336,558
Band 27	904,121.984	10.72	9,692,188
Band 28	453,014.519	10.64	4,820,074
Band 29	2,760,199.676	10.62	29,313,321
Band 30	1,341,152.830	10.47	14,041,870
Band 31	752,666.070	10.39	7,820,200
Band 32	49,681.174	10.25	509,232
Band 33	4,211.626	10.15	42,748
Band 34	35,913.360	10.08	362,007
Band 35	398,903.133	12.91	5,149,839
Band 36	90,165.603	12.71	1,146,005
Band 37	24,096.056	12.57	302,887
Band 38	4,474,847.587	11.70	52,355,717
Band 39	1,094,538.471	11.55	12,641,919
Band 40	381,536.380	11.44	4,364,776
Band 41	28,435.143	10.47	297,716
Band 42	46,084.999	10.37	477,901
Band 43	234,449.562	10.30	2,414,830
Band 44	8,234.838	10.12	83,337
Band 45	16,496.708	10.05	165,792
Band 46	7,298,104.098	10.26	74,878,548
Band 47	842,268.449	10.18	8,574,293
Band 49	146,048.112	9.96	1,454,639
Band 50	28,236.642	10.58	298,744
Band 51	25,834.890	10.47	270,491
Band 52	7,950.524	10.71	85,150
Band 53	3,666.089	10.62	38,934
Band 54	12,806.547	10.50	134,469
Band 55	65,616.283	10.68	700,782
Band 56	1,215,549.610	9.82	11,936,697
Band 57	14,377.393	9.71	139,604
Band 58	969.310	9.66	9,364
Band 59	5,113.245	9.60	49,087
Band 60	900.498	9.73	8,762
Band 64	2,426.677	9.91	24,048
	106,011,960.189		$ 1,241,465,665

164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 2	8,194.095	$ 8.81	$ 72,190
Band 4	53,965.506	8.77	473,277
Band 5	20,041.750	8.76	175,566
Band 6	6,199,814.866	8.75	54,248,380
Band 7	598,000.015	8.74	5,226,520
Band 8	1,982,773.420	8.72	17,289,784
Band 9	50,079.428	8.72	436,693
Band 10	11,176,781.050	8.71	97,349,763
Band 11	1,992,965.206	8.70	17,338,797
Band 12	97,544.444	8.69	847,661
Band 13	1,225,464.534	8.69	10,649,287
Band 14	946,477.885	8.67	8,205,963
Band 15	3,982,647.711	8.66	34,489,729
Band 16	141,917.806	8.65	1,227,589
Band 17	1,173,463.882	8.64	10,138,728
Band 18	2,550.716	8.63	22,013
Band 19	3,512.839	8.62	30,281
Band 20	788,151.688	8.68	6,841,157
Band 21	50,407.703	8.66	436,531
Band 26	44,294.002	8.81	390,230
Band 27	16,280.119	8.77	142,777
Band 28	28,820.705	8.75	252,181
Band 29	14,507.852	8.74	126,799
Band 30	35,228.871	8.69	306,139
Band 31	1,018.580	8.67	8,831
Band 32	163.538	8.63	1,411
Band 38	20,247.047	8.81	178,376
Band 41	628.871	8.69	5,465
Band 42	20,302.108	8.67	176,019
Band 43	42,215.949	8.64	364,746
Band 46	1,883,524.446	8.63	16,254,816
Band 47	158,253.107	8.60	1,360,977
Band 56	2,328,951.641	8.78	20,448,195
Band 57	51,476.289	8.70	447,844
Band 59	13,389.961	8.62	115,421
Band 60	17,723.405	8.72	154,548
	35,171,781.035		$ 306,234,684

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 2	32,208.850	$ 10.03	$ 323,055
Band 4	109,979.528	9.81	1,078,899
Band 5	23,162.382	9.98	231,161
Band 6	7,895,771.517	9.78	77,220,645
Band 7	1,319,855.128	9.78	12,908,183
Band 8	3,000,414.100	9.76	29,284,042
Band 9	248,929.896	9.75	2,427,066
Band 10	11,050,736.900	9.74	107,634,177
Band 11	1,930,945.098	9.73	18,788,096
Band 12	349,941.457	9.72	3,401,431
Band 13	3,127,658.522	9.71	30,369,564
Band 14	2,868,327.044	9.69	27,794,089
Band 15	4,129,209.303	9.68	39,970,746
Band 16	289,640.308	9.66	2,797,925
Band 17	2,896,681.195	9.65	27,952,974
Band 18	21,277.430	9.64	205,114
Band 19	89,045.104	9.62	856,614
Band 20	1,264,544.986	9.70	12,266,086
Band 21	128,703.953	9.67	1,244,567
Band 26	163,349.529	10.04	1,640,029
Band 27	76,504.455	9.99	764,280
Band 28	24,774.455	9.96	246,754
Band 29	135,711.586	9.95	1,350,330
Band 30	42,423.519	9.90	419,993
Band 31	56,478.585	9.87	557,444
Band 35	126,735.535	9.91	1,255,949
Band 36	29,743.480	9.87	293,568
Band 37	22,000.326	9.84	216,483
Band 38	2,042,635.712	9.86	20,140,388
Band 39	433,746.375	9.82	4,259,389
Band 40	299,235.629	9.79	2,929,517
Band 41	46,417.839	9.90	459,537
Band 42	13,604.654	9.86	134,142
Band 43	100,579.364	9.84	989,701
Band 44	2,394.182	9.78	23,415
Band 45	400.786	9.75	3,908
Band 46	3,161,347.873	9.63	30,443,780
Band 47	470,087.608	9.60	4,512,841
Band 55	11,005.931	9.76	107,418
Band 56	1,625,553.311	9.83	15,979,189
Band 57	59,391.481	9.73	577,879
Band 59	11,284.146	9.62	108,553
Band 60	15,007.293	9.75	146,321
Band 61	2,488.761	9.70	24,141
Band 64	8,364.620	9.86	82,475
	49,758,299.736		$ 484,421,858

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	78,303.206	$ 12.44	$ 974,092
Band 4	968,967.736	12.25	11,869,855
Band 5	206,631.945	12.21	2,522,976
Band 6	27,401,456.200	12.13	332,379,664
Band 7	8,776,818.611	12.09	106,111,737
Band 8	12,826,807.200	12.01	154,049,954
Band 9	2,203,135.752	11.97	26,371,535
Band 10	30,569,313.540	11.93	364,691,911
Band 11	5,351,232.399	11.90	63,679,666
Band 12	1,261,995.926	11.86	14,967,272
Band 13	8,430,744.013	11.82	99,651,394
Band 14	15,045,553.010	11.74	176,634,792
Band 15	14,066,483.690	11.71	164,718,524
Band 16	784,691.199	11.63	9,125,959
Band 17	15,290,861.160	11.59	177,221,081
Band 18	49,132.782	11.55	567,484
Band 19	608,282.247	11.48	6,983,080
Band 20	8,525,477.587	11.78	100,430,126
Band 21	1,085,074.841	11.67	12,662,823
Band 26	1,164,673.201	12.48	14,535,122
Band 27	433,960.500	12.24	5,311,677
Band 28	249,483.264	12.13	3,026,232
Band 29	758,609.734	12.09	9,171,592
Band 30	218,528.861	11.86	2,591,752
Band 31	156,770.989	11.74	1,840,491
Band 32	3,105.569	11.52	35,776
Band 33	248.210	11.38	2,825
Band 34	11,398.998	11.27	128,467
Band 35	271,616.772	9.74	2,645,547
Band 36	32,303.509	9.65	311,729
Band 37	42,713.490	12.36	527,939
Band 38	3,677,631.199	9.63	35,415,588
Band 39	818,771.628	9.55	7,819,269
Band 40	349,352.255	9.48	3,311,859
Band 41	269,783.790	11.86	3,199,636
Band 42	135,643.916	11.71	1,588,390
Band 43	602,943.403	11.60	6,994,143
Band 44	32,108.180	10.40	333,925
Band 45	37,927.146	10.21	387,236
Band 46	13,304,969.510	10.03	133,448,844
Band 47	1,314,228.255	9.95	13,076,571
Band 50	52,753.843	9.00	474,785
Band 51	73,286.245	8.91	652,980
Band 52	6,848.169	9.11	62,387
Band 53	4,088.850	9.03	36,922
Band 54	9,230.598	8.94	82,522

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio (continued)
Band 55	47,029.591	$ 9.08	$ 427,029
Band 56	3,897,665.899	7.93	30,908,491
Band 57	34,017.906	7.84	266,700
Band 59	31,969.791	7.75	247,766
Band 60	15,517.416	7.86	121,967
Band 61	3,829.679	7.82	29,948
Band 62	5,246.655	7.77	40,767
Band 64	6,020.773	8.01	48,226
	181,605,240.838		$ 2,104,719,025
ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	62,314.182	$ 11.58	$ 721,598
Band 4	1,074,577.075	11.39	12,239,433
Band 5	74,886.607	11.36	850,712
Band 6	19,309,994.340	11.28	217,816,736
Band 7	5,872,468.315	11.25	66,065,269
Band 8	8,129,943.517	11.18	90,892,769
Band 9	2,261,457.605	11.14	25,192,638
Band 10	20,239,154.270	11.10	224,654,612
Band 11	3,936,981.894	11.07	43,582,390
Band 12	728,947.005	11.03	8,040,285
Band 13	5,913,595.103	11.00	65,049,546
Band 14	10,444,451.960	10.93	114,157,860
Band 15	9,904,615.945	10.89	107,861,268
Band 16	554,259.562	10.82	5,997,088
Band 17	11,159,280.950	10.79	120,408,641
Band 18	21,185.038	10.75	227,739
Band 19	498,700.898	10.68	5,326,126
Band 20	5,386,838.369	10.96	59,039,749
Band 21	1,118,772.593	10.86	12,149,870
Band 26	933,503.990	11.61	10,837,981
Band 27	486,417.786	11.39	5,540,299
Band 28	169,396.061	11.28	1,910,788
Band 29	731,200.628	11.25	8,226,007
Band 30	247,027.110	11.03	2,724,709
Band 31	123,513.097	10.92	1,348,763
Band 32	8,790.385	10.72	94,233
Band 33	1,910.992	10.58	20,218
Band 34	30,203.093	10.48	316,528
Band 35	151,579.736	9.50	1,440,007
Band 36	35,317.795	9.41	332,340
Band 37	44,979.016	11.50	517,259
Band 38	2,272,170.902	9.39	21,335,685
Band 39	296,599.726	9.31	2,761,343
Band 40	257,469.489	9.25	2,381,593
Band 41	167,627.569	11.04	1,850,608
Band 42	109,195.742	10.90	1,190,234

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth-Income Portfolio
(continued)
Band 43	479,717.118	$ 10.79	$ 5,176,148
Band 44	26,556.837	9.61	255,211
Band 45	42,276.592	9.45	399,514
Band 46	9,199,888.130	9.20	84,638,971
Band 47	1,039,067.499	9.13	9,486,686
Band 50	20,643.844	8.92	184,143
Band 51	491,931.430	8.82	4,338,835
Band 52	2,612.520	9.03	23,591
Band 53	7,897.097	8.95	70,679
Band 54	9,871.693	8.85	87,364
Band 55	30,590.871	9.00	275,318
Band 56	3,387,399.864	8.30	28,115,419
Band 57	13,437.622	8.21	110,323
Band 59	10,618.033	8.12	86,218
Band 60	21,826.543	8.22	179,414
Band 61	3,878.451	8.18	31,726
	127,547,542.489		$ 1,376,562,484
ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	78,410.554	$ 18.19	$ 1,426,288
Band 4	367,385.622	17.90	6,576,203
Band 5	117,256.945	17.84	2,091,864
Band 6	11,391,843.520	17.73	201,977,386
Band 7	3,911,755.101	17.67	69,120,713
Band 8	6,070,334.325	17.56	106,595,071
Band 9	1,079,770.199	17.50	18,895,978
Band 10	14,447,524.990	17.45	252,109,311
Band 11	2,578,720.520	17.39	44,843,950
Band 12	660,048.678	17.33	11,438,644
Band 13	4,416,575.167	17.28	76,318,419
Band 14	7,033,120.604	17.17	120,758,681
Band 15	5,469,637.898	17.11	93,585,504
Band 16	521,455.266	17.00	8,864,740
Band 17	6,471,120.796	16.95	109,685,497
Band 18	24,238.345	16.89	409,386
Band 19	259,449.244	16.78	4,353,558
Band 20	2,933,888.958	17.22	50,521,568
Band 21	546,256.688	17.06	9,319,139
Band 26	629,054.478	18.25	11,480,244
Band 27	350,307.812	17.90	6,270,510
Band 28	76,633.578	17.73	1,358,713
Band 29	394,385.154	17.67	6,968,786
Band 30	98,220.618	17.33	1,702,163
Band 31	87,803.580	17.16	1,506,709
Band 32	847.428	16.85	14,279
Band 33	190.127	16.63	3,162

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 34	11,227.423	$ 16.47	$ 184,916
Band 35	266,549.546	12.37	3,297,218
Band 36	48,417.588	12.26	593,600
Band 37	10,871.622	18.07	196,450
Band 38	2,576,115.986	12.23	31,505,899
Band 39	457,180.216	12.13	5,545,596
Band 40	188,288.682	12.04	2,266,996
Band 41	62,636.599	17.34	1,086,119
Band 42	32,879.179	17.12	562,892
Band 43	255,480.967	16.96	4,332,957
Band 44	8,053.446	13.96	112,426
Band 45	21,833.469	13.69	298,900
Band 46	6,614,845.331	12.98	85,860,692
Band 47	659,462.804	12.88	8,493,881
Band 50	19,681.180	10.70	210,589
Band 51	464,772.066	10.59	4,921,936
Band 52	7,235.395	10.84	78,432
Band 53	1,939.120	10.74	20,826
Band 54	9,873.319	10.63	104,953
Band 55	21,985.640	10.80	237,445
Band 56	2,295,977.793	8.17	18,758,139
Band 57	37,550.068	8.08	303,405
Band 58	1,105.918	8.04	8,892
Band 59	10,263.585	8.00	82,109
Band 60	11,992.602	8.10	97,140
Band 61	2,680.672	8.06	21,606
Band 62	4,939.763	8.01	39,568
Band 64	4,931.064	8.44	41,618
	84,125,007.238		$ 1,387,461,666
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 4	13,501.284	$ 12.09	$ 163,231
Band 5	2,545.505	13.10	33,346
Band 6	1,804,006.800	12.07	21,774,362
Band 7	162,368.771	12.06	1,958,167
Band 8	494,295.444	12.04	5,951,317
Band 9	13,525.087	12.03	162,707
Band 10	1,950,102.654	12.03	23,459,735
Band 11	524,450.986	12.02	6,303,901
Band 12	14,724.280	12.01	176,839
Band 13	691,774.247	12.00	8,301,291
Band 14	392,643.766	11.99	4,707,799
Band 15	899,346.926	11.98	10,774,176
Band 16	52,043.865	11.96	622,445
Band 17	393,693.393	11.95	4,704,636

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds World Allocation Portfolio -
Service Class (continued)
Band 18	226.167	$ 11.95	$ 2,703
Band 19	4,144.172	11.93	49,440
Band 20	159,355.580	11.99	1,910,673
Band 21	10,543.330	11.97	126,204
Band 26	4,071.053	13.13	53,453
Band 27	2,677.796	13.11	35,106
Band 28	741.089	13.09	9,701
Band 29	5,397.232	13.09	70,650
Band 30	1,711.683	13.06	22,355
Band 31	553.033	13.04	7,212
Band 38	10,348.879	12.13	125,532
Band 41	848.835	13.06	11,086
Band 43	11,467.023	13.02	149,301
Band 46	611,671.338	11.94	7,303,356
Band 47	32,415.880	11.91	386,073
Band 51	7,534.623	11.95	90,039
Band 56	200,169.507	12.11	2,424,053
Band 57	4,622.117	12.02	55,558
Band 59	10,062.647	11.93	120,047
Band 64	3,548.381	11.97	42,474
	8,491,133.373		$ 102,088,968
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,104.919	$ 14.21	$ 29,911
Band 2	9,483.781	13.99	132,678
Band 3	873.940	13.61	11,894
Band 4	146,505.754	13.72	2,010,059
Band 5	101,112.375	13.67	1,382,206
Band 6	6,242,428.373	13.56	84,647,329
Band 7	2,773,053.948	13.51	37,463,959
Band 8	3,049,772.698	13.40	40,866,954
Band 9	531,285.176	13.35	7,092,657
Band 10	8,539,377.699	13.30	113,573,723
Band 11	2,232,092.374	13.25	29,575,224
Band 12	437,339.465	13.20	5,772,881
Band 13	2,920,146.739	13.15	38,399,930
Band 14	5,076,644.303	13.04	66,199,442
Band 15	2,895,638.055	12.99	37,614,338
Band 16	273,486.718	12.89	3,525,244
Band 17	3,641,944.721	12.84	46,762,570
Band 18	101,482.798	12.79	1,297,965
Band 19	189,948.488	12.69	2,410,446
Band 20	1,634,200.565	13.09	21,391,685
Band 21	332,440.247	12.94	4,301,777
Band 25	56,326.701	14.10	794,206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class (continued)
Band 26	295,436.816	$ 14.04	$ 4,147,933
Band 27	79,752.228	13.72	1,094,201
Band 28	74,033.223	13.56	1,003,891
Band 29	210,108.988	13.51	2,838,572
Band 30	41,541.025	13.19	547,926
Band 31	31,711.203	13.04	413,514
Band 32	2,061.624	12.75	26,286
Band 34	1,123.267	12.41	13,940
Band 38	330,495.467	9.35	3,090,133
Band 41	50,725.608	14.60	740,594
Band 42	14,810.953	14.42	213,574
Band 43	88,332.715	14.28	1,261,391
Band 44	921.503	12.04	11,095
Band 45	41,301.382	11.80	487,356
Band 46	2,813,068.021	11.02	31,000,010
Band 47	426,275.111	10.94	4,663,450
Band 50	28,561.793	9.12	260,484
Band 51	13,111.874	9.02	118,269
Band 52	6,801.208	9.23	62,775
Band 53	2,268.817	9.15	20,760
Band 54	10,353.865	9.06	93,806
Band 55	4,514.162	9.20	41,530
Band 56	612,474.751	6.80	4,164,828
Band 57	19,363.300	6.73	130,315
Band 59	5,252.450	6.65	34,929
Band 60	1,004.878	6.74	6,773
	46,393,096.069		$ 601,745,413
ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	619,752.517	$ 15.91	$ 9,860,263
Band 7	13,027.644	15.85	206,488
Band 10	439,935.582	15.61	6,867,394
Band 11	6,968.390	15.55	108,358
Band 12	146,580.129	15.50	2,271,992
Band 13	5,342.756	11.16	59,625
Band 14	129,987.181	12.18	1,583,244
Band 15	424,326.367	12.14	5,151,322
Band 17	180,657.293	12.03	2,173,307
Band 20	850,171.790	15.38	13,075,642
Band 46	492,728.151	10.93	5,385,519
	3,309,477.800		$ 46,743,154

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
Contracts in accumulation period:
Band 4	37,847.196	$ 10.60	$ 401,180
Band 5	1,512.391	10.59	16,016
Band 6	2,184,296.945	10.59	23,131,705
Band 7	908,377.372	10.58	9,610,633
Band 8	851,377.102	10.57	8,999,056
Band 9	79,940.401	10.57	844,970
Band 10	3,586,830.467	10.57	37,912,798
Band 11	574,297.904	10.56	6,064,586
Band 12	99,495.411	10.56	1,050,672
Band 13	1,262,402.977	10.55	13,318,351
Band 14	1,297,738.102	10.55	13,691,137
Band 15	736,562.938	10.54	7,763,373
Band 16	86,133.899	10.54	907,851
Band 17	1,053,092.637	10.53	11,089,065
Band 18	1,126.371	10.53	11,861
Band 19	31,823.485	10.52	334,783
Band 20	241,704.868	10.55	2,549,986
Band 21	52,088.656	10.54	549,014
Band 26	160,538.168	10.62	1,704,915
Band 27	49,698.525	10.60	526,804
Band 28	16,844.990	10.59	178,388
Band 29	168,892.329	10.58	1,786,881
Band 30	29,653.044	10.56	313,136
Band 31	13,287.775	10.55	140,186
Band 35	14,950.575	10.64	159,074
Band 36	5,960.611	10.62	63,302
Band 38	289,877.179	10.62	3,078,496
Band 39	55,441.331	10.60	587,678
Band 40	53,422.906	10.59	565,749
Band 41	42,623.573	10.56	450,105
Band 42	1,620.041	10.54	17,075
Band 43	29,397.154	10.53	309,552
Band 44	2,153.343	10.50	22,610
Band 45	861.732	10.49	9,040
Band 46	678,584.597	10.52	7,138,710
Band 47	163,423.361	10.51	1,717,580
Band 56	217,842.543	10.61	2,311,309
Band 57	3,679.796	10.56	38,859
Band 59	675.299	10.52	7,104
Band 60	3,682.622	10.57	38,925
	15,089,760.616		$ 159,412,515
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	12,232.888	$ 7.71	$ 94,316
Band 38	5,748.162	7.66	44,031
Band 40	1,293.652	7.58	9,806
	19,274.702		$ 148,153

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	7,244.330	$ 10.52	$ 76,210
Band 3	2,721.751	10.24	27,871
Band 4	47,131.453	10.32	486,397
Band 5	84,489.013	10.28	868,547
Band 6	1,425,010.107	10.20	14,535,103
Band 7	1,018,507.655	10.16	10,348,038
Band 8	619,758.231	10.08	6,247,163
Band 9	117,075.982	10.04	1,175,443
Band 10	1,835,417.482	10.00	18,354,175
Band 11	614,329.431	9.96	6,118,721
Band 12	351,370.927	9.93	3,489,113
Band 13	798,930.070	9.89	7,901,418
Band 14	1,733,826.277	9.81	17,008,836
Band 15	1,007,156.357	9.77	9,839,918
Band 16	50,958.114	9.70	494,294
Band 17	896,219.605	9.66	8,657,481
Band 18	20,927.644	9.62	201,324
Band 19	50,984.219	9.54	486,389
Band 20	878,276.975	9.85	8,651,028
Band 21	80,891.047	9.73	787,070
Band 25	3,896.048	10.60	41,298
Band 26	107,232.165	10.19	1,092,696
Band 27	73,678.663	10.05	740,471
Band 28	23,685.912	9.97	236,149
Band 29	31,648.349	9.95	314,901
Band 30	16,617.633	9.81	163,019
Band 31	17,922.485	9.74	174,565
Band 32	41.116	9.60	395
Band 35	6,582.120	8.60	56,606
Band 36	5,196.095	8.54	44,375
Band 37	11,290.702	8.50	95,971
Band 38	129,476.104	9.08	1,175,643
Band 39	13,483.761	8.48	114,342
Band 40	14,360.070	8.43	121,055
Band 41	14,742.283	9.81	144,622
Band 42	150.093	9.72	1,459
Band 43	19,565.120	9.65	188,803
Band 45	1,154.115	9.42	10,872
Band 46	878,402.114	9.04	7,940,755
Band 47	82,746.835	8.97	742,239
Band 50	2,206.252	8.89	19,614
Band 51	676.155	8.79	5,943
Band 52	982.861	9.00	8,846
Band 55	7,238.336	8.97	64,928
Band 56	108,069.604	8.30	896,978
Band 57	3,748.724	8.21	30,777
Band 60	448.276	8.23	3,689
	13,216,468.661		$ 130,185,550

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,917.508	$ 10.68	$ 20,479
Band 3	305.631	10.39	3,176
Band 4	26,917.106	10.47	281,822
Band 5	2,762.062	10.43	28,808
Band 6	262,028.050	10.35	2,711,990
Band 7	227,674.067	10.31	2,347,320
Band 8	166,720.728	10.23	1,705,553
Band 9	26,155.422	10.19	266,524
Band 10	253,206.410	10.15	2,570,045
Band 11	138,263.255	10.11	1,397,842
Band 12	49,533.748	10.08	499,300
Band 13	149,178.317	10.04	1,497,750
Band 14	363,284.054	9.96	3,618,309
Band 15	120,583.412	9.92	1,196,187
Band 16	7,987.206	9.84	78,594
Band 17	264,540.006	9.80	2,592,492
Band 18	8,659.884	9.76	84,520
Band 19	43,186.531	9.69	418,477
Band 20	166,242.120	10.00	1,662,421
Band 21	8,893.157	9.88	87,864
Band 25	1,510.881	10.76	16,257
Band 26	8,844.335	9.56	84,552
Band 27	4,890.767	9.43	46,120
Band 28	300.403	9.36	2,812
Band 29	9,051.853	9.34	84,544
Band 30	8,504.857	9.21	78,330
Band 31	2,882.488	9.14	26,346
Band 43	21,531.586	9.06	195,076
Band 46	148,109.601	8.54	1,264,856
Band 47	34,983.458	8.48	296,660
Band 50	2,205.401	8.11	17,886
Band 51	1,627.372	8.02	13,052
	2,532,481.676		$ 25,195,964
ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	21,142.792	$ 12.45	$ 263,228
Band 10	46,584.122	12.22	569,258
Band 11	735.928	12.18	8,964
Band 12	16,020.599	12.13	194,330
Band 13	1,098.671	8.65	9,504
Band 14	5,668.835	8.95	50,736
Band 15	32,432.119	8.92	289,295
Band 17	3,881.950	8.84	34,316
Band 20	49,095.951	12.04	591,115
Band 46	21,012.531	8.48	178,186
	197,673.498		$ 2,188,932

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service
Class
Contracts in accumulation period:
Band 2	999.424	$ 9.63	$ 9,624
Band 3	962.212	9.50	9,141
Band 4	89,612.154	9.54	854,900
Band 5	18,589.138	9.52	176,969
Band 6	2,241,686.327	9.49	21,273,603
Band 7	503,511.857	9.47	4,768,257
Band 8	1,244,388.928	9.43	11,734,588
Band 9	100,391.268	9.42	945,686
Band 10	3,360,507.586	9.40	31,588,771
Band 11	401,761.929	9.38	3,768,527
Band 12	63,073.182	9.36	590,365
Band 13	777,698.803	9.35	7,271,484
Band 14	1,044,015.161	9.31	9,719,781
Band 15	1,272,192.740	9.29	11,818,671
Band 16	101,956.135	9.26	944,114
Band 17	1,344,556.432	9.24	12,423,701
Band 18	1,866.318	9.22	17,207
Band 19	40,626.655	9.19	373,359
Band 20	350,244.044	9.33	3,267,777
Band 21	49,024.357	9.28	454,946
Band 26	74,367.294	9.65	717,644
Band 27	13,467.316	9.54	128,478
Band 28	7,874.440	9.49	74,728
Band 29	25,116.026	9.47	237,849
Band 30	7,623.488	9.36	71,356
Band 31	2,911.114	9.31	27,102
Band 32	68.486	9.21	631
Band 35	142,597.502	7.57	1,079,463
Band 36	16,546.607	7.54	124,761
Band 37	3,467.060	7.52	26,072
Band 38	982,595.886	9.12	8,961,274
Band 39	349,852.746	7.51	2,627,394
Band 40	73,249.115	7.49	548,636
Band 41	15,286.242	9.37	143,232
Band 42	5,229.103	9.30	48,631
Band 43	36,833.876	9.24	340,345
Band 44	391.510	9.12	3,571
Band 45	4,166.671	9.07	37,792
Band 46	1,125,920.959	9.21	10,369,732
Band 47	99,965.828	9.16	915,687
Band 50	2,472.017	8.91	22,026
Band 51	7,087.951	8.82	62,516
Band 52	2,605.335	9.02	23,500
Band 53	1,606.970	8.94	14,366
Band 54	1,327.810	8.85	11,751
Band 55	24,436.805	8.99	219,687

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service
Class (continued)
Band 56	238,945.274	$ 8.27	$ 1,976,077
Band 57	27,443.974	8.18	224,492
Band 60	401.926	8.20	3,296
	16,301,523.981		$ 151,053,560
ING Clarion Global Real Estate Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	49,678.504	$ 9.44	$ 468,965
Band 8	889.174	9.38	8,340
Band 10	52,247.602	9.35	488,515
Band 12	4,383.055	9.31	40,806
Band 13	1,691.200	9.30	15,728
Band 14	25,010.364	9.26	231,596
Band 15	24,133.248	9.24	222,991
Band 17	7,261.613	9.19	66,734
Band 20	53,511.232	9.28	496,584
Band 46	28,206.302	9.16	258,370
	247,012.294		$ 2,298,629
ING Clarion Real Estate Portfolio - Service Class
Currently payable annuity contracts:	197.673	$ 57.91	$ 11,447
Contracts in accumulation period:
Band 1	3,609.410	60.40	218,008
Band 2	56,054.515	57.91	3,246,117
Band 3	478.810	53.76	25,741
Band 4	42,204.929	55.00	2,321,271
Band 5	27,791.493	54.36	1,510,746
Band 6	801,789.871	53.29	42,727,382
Band 7	598,470.168	52.66	31,515,439
Band 8	497,923.779	51.63	25,707,805
Band 9	77,637.153	51.01	3,960,271
Band 10	613,664.318	50.47	30,971,638
Band 11	321,061.108	49.93	16,030,581
Band 12	127,888.791	49.40	6,317,706
Band 13	477,698.357	48.88	23,349,896
Band 14	721,159.936	47.85	34,507,503
Band 15	343,912.178	47.34	16,280,803
Band 16	38,670.759	46.35	1,792,390
Band 17	600,578.876	45.85	27,536,541
Band 18	14,578.465	45.36	661,279
Band 19	44,233.471	44.40	1,963,966
Band 20	303,244.176	48.37	14,667,921
Band 21	39,939.214	46.84	1,870,753
Band 24	73.326	64.36	4,719
Band 25	7,831.104	59.16	463,288
Band 26	117,505.880	14.69	1,726,161
Band 27	36,282.871	14.44	523,925
Band 28	10,939.227	14.31	156,540
Band 29	47,214.245	14.27	673,747

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Band 30	17,397.768	$ 14.03	$ 244,091
Band 31	8,509.202	13.91	118,363
Band 33	1,495.482	13.52	20,219
Band 34	44.537	13.40	597
Band 38	55,831.882	8.20	457,821
Band 41	31,159.882	14.03	437,173
Band 42	14,829.676	13.87	205,688
Band 43	62,195.830	13.75	855,193
Band 44	3,917.622	13.47	52,770
Band 45	11,841.476	13.16	155,834
Band 46	1,235,668.961	10.08	12,455,543
Band 47	134,736.523	10.01	1,348,713
Band 50	1,732.136	8.03	13,909
Band 51	374.270	7.94	2,972
Band 53	763.747	8.06	6,156
Band 55	6,454.432	8.10	52,281
Band 56	12,025.061	9.06	108,947
Band 59	339.931	8.86	3,012
Band 60	1,113.149	8.98	9,996
	7,573,065.670		$ 307,292,862
ING Clarion Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	241,216.308	$ 18.07	$ 4,358,779
Band 7	280.018	18.01	5,043
Band 10	160,210.174	17.74	2,842,128
Band 11	3,326.484	17.67	58,779
Band 12	50,725.634	17.61	893,278
Band 13	2,339.179	10.22	23,906
Band 14	42,814.982	12.57	538,184
Band 15	184,677.404	12.54	2,315,855
Band 17	66,616.341	12.42	827,375
Band 20	296,090.120	17.48	5,175,655
Band 46	179,857.659	10.01	1,800,375
	1,228,154.303		$ 18,839,357

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 2	7,880.172	$ 11.04	$ 86,997
Band 3	404.820	10.82	4,380
Band 4	55,677.620	10.89	606,329
Band 5	66,642.092	10.85	723,067
Band 6	2,329,558.969	10.79	25,135,941
Band 7	1,351,007.934	10.76	14,536,845
Band 8	1,392,823.840	10.70	14,903,215
Band 9	91,874.370	10.67	980,300
Band 10	2,271,235.708	10.64	24,165,948
Band 11	773,565.151	10.61	8,207,526
Band 12	322,321.660	10.58	3,410,163
Band 13	1,036,250.787	10.55	10,932,446
Band 14	1,741,306.870	10.49	18,266,309
Band 15	1,054,920.614	10.46	11,034,470
Band 16	154,652.455	10.40	1,608,386
Band 17	1,700,554.439	10.36	17,617,744
Band 18	43,377.060	10.33	448,085
Band 19	53,789.720	10.28	552,958
Band 20	842,963.737	10.52	8,867,979
Band 21	112,816.945	10.43	1,176,681
Band 25	3,439.910	11.11	38,217
Band 26	85,778.878	11.07	949,572
Band 27	40,887.760	10.88	444,859
Band 28	49,439.386	10.79	533,451
Band 29	199,728.351	10.76	2,149,077
Band 30	22,461.756	10.58	237,645
Band 31	19,290.698	10.48	202,167
Band 34	2,616.029	10.10	26,422
Band 38	24,657.634	10.12	249,535
Band 41	22,683.966	10.58	239,996
Band 42	13,638.387	10.46	142,658
Band 43	51,122.407	10.37	530,139
Band 45	8,443.528	10.07	85,026
Band 46	789,101.488	10.62	8,380,258
Band 47	117,499.183	10.54	1,238,441
Band 50	825.908	9.90	8,176
Band 51	643.177	9.79	6,297
Band 52	448.039	10.02	4,489
Band 55	7,995.195	9.99	79,872
Band 56	117,046.174	8.38	980,847
Band 57	4,345.186	8.29	36,022
Band 59	1,804.233	8.19	14,777
	16,987,522.236		$ 179,843,712

179

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 4	8,259.702	$ 12.47	$ 102,998
Band 5	1,188.172	12.43	14,769
Band 6	1,127,373.173	12.36	13,934,332
Band 7	487,747.343	12.33	6,013,925
Band 8	734,624.556	12.25	8,999,151
Band 9	37,365.625	12.22	456,608
Band 10	1,425,814.358	12.18	17,366,419
Band 11	273,882.821	12.15	3,327,676
Band 12	68,312.271	12.11	827,262
Band 13	527,265.920	12.08	6,369,372
Band 14	635,111.568	12.01	7,627,690
Band 15	404,582.093	11.98	4,846,893
Band 16	37,256.204	11.91	443,721
Band 17	642,827.120	11.87	7,630,358
Band 18	7,133.832	11.84	84,465
Band 19	33,676.042	11.77	396,367
Band 20	290,470.156	12.04	3,497,261
Band 21	16,828.624	11.94	200,934
Band 26	83,827.285	12.68	1,062,930
Band 27	41,255.878	12.47	514,461
Band 28	7,961.932	12.36	98,409
Band 29	88,225.485	12.32	1,086,938
Band 30	10,130.472	12.11	122,680
Band 31	4,746.945	12.01	57,011
Band 35	6,599.269	13.39	88,364
Band 36	6,840.146	13.26	90,700
Band 37	1,245.630	13.17	16,405
Band 38	59,571.994	13.23	788,137
Band 39	9,000.703	13.11	117,999
Band 40	7,687.702	13.01	100,017
Band 41	4,038.414	12.12	48,946
Band 42	2,284.088	11.98	27,363
Band 43	11,137.008	11.88	132,308
Band 46	523,069.533	11.39	5,957,762
Band 47	60,434.107	11.30	682,905
Band 56	24,664.820	11.93	294,251
Band 57	1,235.858	11.85	14,645
Band 59	318.446	11.77	3,748
	7,713,995.295		$ 93,446,180

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Omega Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	16,290.155	$ 12.25	$ 199,554
Band 10	7,204.512	12.08	87,031
Band 15	15,232.666	11.87	180,812
Band 17	8,602.992	11.77	101,257
Band 20	10,294.216	11.94	122,913
Band 46	16,548.602	11.30	186,999
	74,173.143		$ 878,566
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts:	287.978	$ 14.29	$ 4,115
Contracts in accumulation period:
Band 1	16,038.799	10.70	171,615
Band 2	139,398.743	14.29	1,992,008
Band 3	12,019.536	13.83	166,230
Band 4	238,063.004	13.97	3,325,740
Band 5	292,861.083	13.90	4,070,769
Band 6	7,847,443.818	13.77	108,059,301
Band 7	5,452,120.081	13.71	74,748,566
Band 8	4,575,461.946	13.58	62,134,773
Band 9	929,454.900	13.51	12,556,936
Band 10	7,078,572.960	13.45	95,206,806
Band 11	4,625,632.341	13.39	61,937,217
Band 12	1,420,746.851	13.32	18,924,348
Band 13	4,760,795.477	13.26	63,128,148
Band 14	6,664,366.203	13.14	87,569,772
Band 15	2,387,241.442	13.08	31,225,118
Band 16	311,472.029	12.95	4,033,563
Band 17	3,800,166.677	12.89	48,984,148
Band 18	142,552.782	12.83	1,828,952
Band 19	295,700.727	12.71	3,758,356
Band 20	2,409,337.936	13.20	31,803,261
Band 21	402,061.432	13.01	5,230,819
Band 24	146.633	14.98	2,197
Band 25	73,398.065	14.43	1,059,134
Band 26	167,287.866	12.59	2,106,154
Band 27	70,174.671	12.41	870,868
Band 28	24,094.123	12.32	296,840
Band 29	67,769.082	12.30	833,560
Band 30	43,677.240	12.12	529,368
Band 31	31,149.723	12.03	374,731
Band 34	250.722	11.67	2,926
Band 38	98,575.673	10.28	1,013,358
Band 41	42,610.462	12.13	516,865
Band 42	10,710.029	12.01	128,627
Band 43	89,871.652	11.92	1,071,270
Band 44	1,224.204	11.72	14,348
Band 45	869.132	11.64	10,117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Band 46	2,162,820.996	$ 11.70	$ 25,305,006
Band 47	321,684.419	11.61	3,734,756
Band 50	16,964.349	10.02	169,983
Band 51	3,975.771	9.92	39,440
Band 52	1,368.524	10.15	13,891
Band 53	1,471.820	10.06	14,807
Band 54	3,615.660	9.95	35,976
Band 55	14,196.224	10.11	143,524
Band 56	789,860.715	8.67	6,848,092
Band 57	1,749.514	8.58	15,011
Band 58	1,068.170	8.53	9,111
Band 59	1,496.952	8.48	12,694
Band 60	13,772.431	8.59	118,305
	57,857,651.567		$ 766,151,520
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	391,694.612	$ 17.86	$ 6,995,666
Band 7	5,239.754	17.79	93,215
Band 10	297,147.179	17.53	5,208,990
Band 11	5,534.231	17.46	96,628
Band 12	76,486.130	17.40	1,330,859
Band 13	261.830	11.85	3,103
Band 14	84,889.990	13.55	1,150,259
Band 15	233,655.946	13.51	3,156,692
Band 17	128,887.319	13.39	1,725,801
Band 20	573,143.077	17.27	9,898,181
Band 46	239,572.736	11.61	2,781,439
	2,036,512.804		$ 32,440,833
ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 4	93,775.994	$ 7.04	$ 660,183
Band 5	2,579.847	7.25	18,704
Band 6	5,557,860.561	7.01	38,960,603
Band 7	183,532.795	7.01	1,286,565
Band 8	1,290,281.612	6.99	9,019,068
Band 9	40,588.799	6.98	283,310
Band 10	7,068,642.145	6.97	49,268,436
Band 11	395,527.981	6.96	2,752,875
Band 12	9,910.828	6.96	68,979
Band 13	1,012,574.961	6.95	7,037,396
Band 14	1,083,078.792	6.93	7,505,736
Band 15	1,394,714.539	6.92	9,651,425
Band 16	90,291.430	6.90	623,011
Band 17	714,857.557	6.90	4,932,517
Band 18	3,271.763	6.89	22,542
Band 19	6,388.681	6.87	43,890

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Focus 5 Portfolio - Service Class (continued)
Band 20	120,437.133	$ 6.94	$ 835,834
Band 21	1,565.313	6.91	10,816
Band 26	543.652	7.29	3,963
Band 27	2,165.374	7.25	15,699
Band 28	796.024	7.23	5,755
Band 29	38,355.642	7.23	277,311
Band 35	2,923.153	7.77	22,713
Band 36	8,959.057	7.74	69,343
Band 38	258,034.244	7.08	1,826,882
Band 39	27,303.391	7.72	210,782
Band 40	3,963.544	7.70	30,519
Band 41	5,078.325	7.19	36,513
Band 46	1,226,302.547	6.88	8,436,962
Band 47	384,102.736	6.85	2,631,104
Band 50	1,311.846	6.95	9,117
Band 51	5,615.443	6.90	38,747
Band 52	15,951.916	7.01	111,823
Band 55	12,508.011	6.99	87,431
Band 56	1,034,861.010	7.22	7,471,696
Band 57	7,354.318	7.14	52,510
Band 60	966.926	7.16	6,923
	22,106,977.890		$ 154,327,683
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	28,311.371	$ 10.19	$ 288,493
Band 3	397.868	10.06	4,003
Band 4	254,732.672	10.10	2,572,800
Band 5	68,248.658	10.08	687,946
Band 6	5,510,323.912	10.04	55,323,652
Band 7	1,751,594.883	10.02	17,550,981
Band 8	2,779,792.694	9.98	27,742,331
Band 9	649,791.870	9.97	6,478,425
Band 10	8,015,179.468	9.95	79,751,036
Band 11	1,695,841.059	9.93	16,839,702
Band 12	368,963.404	9.91	3,656,427
Band 13	2,760,884.106	9.89	27,305,144
Band 14	4,554,087.220	9.85	44,857,759
Band 15	3,386,162.503	9.84	33,319,839
Band 16	406,824.499	9.80	3,986,880
Band 17	3,290,801.719	9.78	32,184,041
Band 18	35,175.952	9.76	343,317
Band 19	85,395.157	9.73	830,895
Band 20	1,016,725.668	9.87	10,035,082
Band 21	412,571.709	9.82	4,051,454
Band 26	557,839.080	10.21	5,695,537
Band 27	171,307.204	10.10	1,730,203

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
(continued)
Band 28	97,743.664	$ 10.04	$ 981,346
Band 29	235,470.581	10.02	2,359,415
Band 30	77,375.618	9.91	766,792
Band 31	26,340.574	9.85	259,455
Band 32	1,007.011	9.75	9,818
Band 33	2,489.016	9.67	24,069
Band 34	231.023	9.62	2,222
Band 38	383,940.385	10.25	3,935,389
Band 41	47,288.972	9.91	468,634
Band 42	16,819.159	9.84	165,501
Band 43	162,097.566	9.78	1,585,314
Band 44	4,015.065	9.65	38,745
Band 45	27,617.952	9.60	265,132
Band 46	3,508,527.932	9.74	34,173,062
Band 47	421,570.746	9.69	4,085,021
Band 50	1,177.949	9.97	11,744
Band 51	15,699.510	9.87	154,954
Band 52	395.311	10.10	3,993
Band 55	6,413.278	10.06	64,518
Band 56	751,208.776	9.31	6,993,754
Band 57	3,725.169	9.21	34,309
Band 59	6,468.723	9.11	58,930
Band 60	2,658.197	9.23	24,535
	43,601,234.853		$ 431,702,599
ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	124,700.039	$ 9.99	$ 1,245,753
Band 10	220,721.900	9.89	2,182,940
Band 12	42,390.521	9.86	417,971
Band 14	13,738.386	9.80	134,636
Band 15	56,282.567	9.78	550,444
Band 17	37,893.874	9.73	368,707
Band 20	172,064.608	9.82	1,689,674
Band 46	130,880.523	9.69	1,268,232
	798,672.418		$ 7,858,357

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,405.779	$ 9.20	$ 178,533
Band 3	848.290	9.11	7,728
Band 4	149,113.301	9.14	1,362,896
Band 5	43,650.738	9.12	398,095
Band 6	3,218,270.822	9.10	29,286,264
Band 7	569,659.877	9.09	5,178,208
Band 8	1,357,138.943	9.06	12,295,679
Band 9	347,788.175	9.05	3,147,483
Band 10	4,913,840.595	9.04	44,421,119
Band 11	593,359.170	9.02	5,352,100
Band 12	135,567.193	9.01	1,221,460
Band 13	1,066,361.086	9.00	9,597,250
Band 14	1,554,766.244	8.97	13,946,253
Band 15	1,634,557.981	8.96	14,645,640
Band 16	152,111.279	8.94	1,359,875
Band 17	1,105,804.870	8.93	9,874,837
Band 18	3,293.336	8.91	29,344
Band 19	45,535.560	8.89	404,811
Band 20	358,723.177	8.99	3,224,921
Band 21	251,811.966	8.95	2,253,717
Band 26	202,810.405	9.21	1,867,884
Band 27	44,386.624	9.13	405,250
Band 28	67,184.165	9.10	611,376
Band 29	187,708.501	9.09	1,706,270
Band 30	29,366.118	9.01	264,589
Band 31	23,365.724	8.97	209,591
Band 32	219.047	8.90	1,950
Band 33	3,582.041	8.85	31,701
Band 34	368.959	8.82	3,254
Band 38	291,068.708	9.20	2,677,832
Band 41	25,243.711	9.01	227,446
Band 42	7,882.971	8.96	70,631
Band 43	59,077.973	8.93	527,566
Band 44	10,070.880	8.84	89,027
Band 45	3,449.187	8.80	30,353
Band 46	1,737,616.573	8.90	15,464,787
Band 47	161,519.719	8.86	1,431,065
Band 50	2,191.082	9.00	19,720
Band 51	7,383.606	8.93	65,936
Band 52	439.234	9.09	3,993
Band 55	16,682.851	9.06	151,147
Band 56	409,656.764	8.06	3,301,834
Band 57	17,382.474	7.97	138,538
Band 59	6,177.996	7.89	48,744
Band 60	2,870.745	7.99	22,937
	20,839,314.440		$ 187,559,634

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 2	276.346	$ 7.91	$ 2,186
Band 4	787,678.896	7.86	6,191,156
Band 5	22,652.422	7.85	177,822
Band 6	18,242,923.780	7.83	142,842,093
Band 7	1,221,497.468	7.82	9,552,110
Band 8	6,423,291.746	7.79	50,037,443
Band 9	467,737.343	7.78	3,638,997
Band 10	29,916,528.410	7.77	232,451,426
Band 11	2,510,820.464	7.76	19,483,967
Band 12	96,860.667	7.75	750,670
Band 13	4,333,266.765	7.74	33,539,485
Band 14	7,513,488.425	7.72	58,004,131
Band 15	9,647,235.079	7.71	74,380,182
Band 16	1,099,842.298	7.69	8,457,787
Band 17	5,374,909.051	7.68	41,279,302
Band 18	1,632.741	7.67	12,523
Band 19	23,504.292	7.65	179,808
Band 20	1,211,534.206	7.73	9,365,159
Band 21	401,320.274	7.70	3,090,166
Band 26	77,286.439	7.92	612,109
Band 27	102,480.187	7.86	805,494
Band 28	19,433.640	7.83	152,165
Band 29	73,588.851	7.81	574,729
Band 30	15,847.868	7.75	122,821
Band 31	9,173.053	7.72	70,816
Band 32	1,615.433	7.66	12,374
Band 34	4,770.779	7.59	36,210
Band 35	43,368.125	8.81	382,073
Band 36	3,204.807	8.77	28,106
Band 38	4,721,291.953	7.91	37,345,419
Band 39	8,422.525	8.74	73,613
Band 40	51,803.325	8.71	451,207
Band 41	4,250.170	7.75	32,939
Band 42	286.010	7.71	2,205
Band 43	72,504.466	7.68	556,834
Band 44	3,135.821	7.60	23,832
Band 45	21,374.704	7.57	161,807
Band 46	8,798,431.617	7.66	67,395,986
Band 47	897,392.000	7.63	6,847,101
Band 50	144,923.450	7.74	1,121,708
Band 51	35,029.848	7.68	269,029
Band 52	12,693.325	7.82	99,262
Band 53	4,273.327	7.76	33,161
Band 54	5,082.452	7.70	39,135
Band 55	312,535.800	7.80	2,437,779
Band 56	4,168,993.620	8.48	35,353,066

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio -
Service Class (continued)
Band 57	163,936.682	$ 8.39	$ 1,375,429
Band 59	731.549	8.29	6,065
Band 60	14,772.396	8.40	124,088
	109,089,634.895		$ 849,982,975
ING Global Resources Portfolio - Service Class
Currently payable annuity contracts:	526.907	$ 40.53	$ 21,356
Contracts in accumulation period:
Band 1	7,618.914	42.27	322,051
Band 2	64,141.625	40.53	2,599,660
Band 3	1,763.503	37.63	66,361
Band 4	63,969.735	38.50	2,462,835
Band 5	33,122.899	38.04	1,259,995
Band 6	2,632,139.405	37.30	98,178,800
Band 7	1,245,480.895	36.85	45,895,971
Band 8	1,758,129.523	36.13	63,521,220
Band 9	172,798.754	35.70	6,168,916
Band 10	3,158,457.428	35.32	111,556,716
Band 11	827,367.983	34.95	28,916,511
Band 12	223,048.215	34.58	7,713,007
Band 13	1,312,710.364	34.21	44,907,822
Band 14	2,015,124.682	33.49	67,486,526
Band 15	1,475,926.073	33.13	48,897,431
Band 16	176,609.642	32.44	5,729,217
Band 17	2,165,112.882	32.09	69,478,472
Band 18	28,450.242	31.75	903,295
Band 19	103,412.310	31.08	3,214,055
Band 20	599,135.867	33.85	20,280,749
Band 21	82,417.773	32.78	2,701,655
Band 25	11,832.289	41.40	489,857
Band 26	149,093.445	16.96	2,528,625
Band 27	64,614.672	16.72	1,080,357
Band 28	41,375.333	16.60	686,831
Band 29	180,623.642	16.56	2,991,128
Band 30	29,486.162	16.33	481,509
Band 31	14,728.593	16.21	238,750
Band 34	32.835	15.72	516
Band 38	117,953.281	12.08	1,424,876
Band 41	40,943.658	16.33	668,610
Band 42	19,228.163	16.18	311,112
Band 43	87,775.280	16.06	1,409,671
Band 44	459.065	15.79	7,249
Band 45	10,383.838	15.67	162,715
Band 46	2,160,043.309	16.77	36,223,926
Band 47	360,250.101	16.64	5,994,562
Band 50	11,971.401	11.76	140,784

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Band 51	6,671.030	$ 11.64	$ 77,651
Band 52	7,297.945	11.91	86,919
Band 53	934.131	11.80	11,023
Band 54	8,425.626	11.68	98,411
Band 55	24,265.714	11.87	288,034
Band 56	498,506.663	8.14	4,057,844
Band 57	45,463.458	8.05	365,981
Band 59	2,854.070	7.96	22,718
Band 60	4,068.672	8.07	32,834
	22,046,747.997		$ 692,165,114
ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	253,746.034	$ 25.82	$ 6,551,723
Band 7	23.681	25.72	609
Band 10	169,670.195	25.34	4,299,443
Band 11	2,096.901	25.25	52,947
Band 12	42,518.384	25.15	1,069,337
Band 13	1,110.378	16.99	18,865
Band 14	89,526.035	17.21	1,540,743
Band 15	154,018.041	17.16	2,642,950
Band 17	78,184.573	17.01	1,329,920
Band 20	332,180.025	24.97	8,294,535
Band 46	161,800.559	16.64	2,692,361
	1,284,874.806		$ 28,493,433
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	20,290.112	$ 12.05	$ 244,496
Band 3	918.057	11.66	10,705
Band 4	110,862.345	11.78	1,305,958
Band 5	206,641.951	11.72	2,421,844
Band 6	4,891,208.489	11.61	56,786,931
Band 7	3,373,234.145	11.56	38,994,587
Band 8	2,717,027.391	11.45	31,109,964
Band 9	493,073.845	11.39	5,616,111
Band 10	6,486,316.816	11.34	73,554,833
Band 11	2,120,404.051	11.29	23,939,362
Band 12	803,899.173	11.24	9,035,827
Band 13	3,321,202.768	11.18	37,131,047
Band 14	5,961,602.093	11.08	66,054,551
Band 15	2,253,344.206	11.03	24,854,387
Band 16	283,802.688	10.92	3,099,125
Band 17	2,815,850.776	10.87	30,608,298
Band 18	112,043.471	10.82	1,212,310
Band 19	270,723.539	10.72	2,902,156
Band 20	1,339,058.489	11.13	14,903,721
Band 21	259,993.600	10.97	2,852,130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Band 25	30,260.610	$ 12.17	$ 368,272
Band 26	92,749.333	13.14	1,218,726
Band 27	45,751.979	12.92	591,116
Band 28	26,986.665	12.80	345,429
Band 29	101,624.813	12.77	1,297,749
Band 30	25,408.213	12.55	318,873
Band 31	22,655.891	12.44	281,839
Band 34	244.030	11.99	2,926
Band 38	177,646.106	9.85	1,749,814
Band 41	31,435.591	12.55	394,517
Band 42	15,537.842	12.41	192,825
Band 43	86,745.086	12.30	1,066,965
Band 44	2,826.902	12.05	34,064
Band 45	9,519.874	11.78	112,144
Band 46	1,769,497.470	10.98	19,429,082
Band 47	373,453.441	10.89	4,066,908
Band 50	21,145.431	9.56	202,150
Band 51	6,255.112	9.45	59,111
Band 52	5,141.844	9.68	49,773
Band 54	1,287.344	9.49	12,217
Band 55	5,880.248	9.64	56,686
Band 56	241,364.384	7.08	1,708,860
Band 57	16,549.954	7.00	115,850
Band 59	4,944.722	6.93	34,267
Band 60	583.338	7.02	4,095
	40,956,994.228		$ 460,352,601
ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	188,257.650	$ 18.21	$ 3,428,172
Band 7	1,234.152	18.14	22,388
Band 10	185,839.361	17.87	3,320,949
Band 11	712.838	17.81	12,696
Band 12	66,898.604	17.74	1,186,781
Band 13	5,496.170	11.12	61,117
Band 14	67,162.208	12.23	821,394
Band 15	228,404.357	12.19	2,784,249
Band 17	93,957.386	12.08	1,135,005
Band 20	374,417.865	17.61	6,593,499
Band 46	228,889.081	10.89	2,492,602
	1,441,269.672		$ 21,858,852

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts:	173.625	$ 21.68	$ 3,764
Contracts in accumulation period:
Band 1	8,357.909	22.21	185,629
Band 2	148,784.278	21.68	3,225,643
Band 3	3,633.246	20.79	75,535
Band 4	157,197.515	21.05	3,309,008
Band 5	91,156.627	20.92	1,906,997
Band 6	4,884,446.079	20.67	100,961,500
Band 7	2,201,063.564	20.55	45,231,856
Band 8	3,369,046.131	20.30	68,391,636
Band 9	320,771.721	20.18	6,473,173
Band 10	5,464,963.036	20.06	109,627,159
Band 11	1,305,782.358	19.94	26,037,300
Band 12	304,281.246	19.82	6,030,854
Band 13	2,344,576.401	19.70	46,188,155
Band 14	3,118,848.346	19.46	60,692,789
Band 15	2,406,493.510	19.34	46,541,584
Band 16	259,041.823	19.11	4,950,289
Band 17	3,272,082.641	19.00	62,169,570
Band 18	46,296.852	18.88	874,085
Band 19	177,230.877	18.65	3,305,356
Band 20	952,923.477	19.58	18,658,242
Band 21	114,793.552	19.23	2,207,480
Band 25	14,166.711	21.95	310,959
Band 26	140,300.465	20.84	2,923,862
Band 27	39,652.538	20.54	814,463
Band 28	39,701.342	20.40	809,907
Band 29	180,351.712	20.35	3,670,157
Band 30	24,363.406	20.06	488,730
Band 31	18,896.488	19.91	376,229
Band 33	81.425	19.45	1,584
Band 35	84,690.301	8.95	757,978
Band 36	31,324.222	8.92	279,412
Band 37	8,444.854	8.90	75,159
Band 38	712,822.085	14.93	10,642,434
Band 39	308,727.840	8.88	2,741,503
Band 40	58,502.791	8.86	518,335
Band 41	29,483.918	20.07	591,742
Band 42	11,812.599	19.88	234,834
Band 43	49,077.297	19.73	968,295
Band 44	143.178	19.40	2,778
Band 45	3,198.558	19.26	61,604
Band 46	1,925,348.849	20.18	38,853,540
Band 47	231,109.105	20.02	4,626,804
Band 50	16,903.378	14.59	246,620
Band 51	1,970.949	14.44	28,461
Band 52	663.377	14.77	9,798

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Band 53	735.921	$ 14.64	$ 10,774
Band 54	3,637.108	14.49	52,702
Band 55	4,298.187	14.72	63,269
Band 56	604,382.935	8.41	5,082,860
Band 57	24,456.417	8.32	203,477
Band 59	4,022.493	8.23	33,105
Band 60	2,331.730	8.34	19,447
	35,527,546.993		$ 692,548,426
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	269,685.313	$ 31.84	$ 8,586,780
Band 7	6,643.089	31.72	210,719
Band 8	271.989	31.48	8,562
Band 10	155,212.148	31.25	4,850,380
Band 11	5,404.433	31.14	168,294
Band 12	38,972.912	31.02	1,208,940
Band 13	6,473.922	20.43	132,262
Band 14	69,156.875	21.24	1,468,892
Band 15	232,131.589	21.18	4,916,547
Band 17	44,924.811	20.99	942,972
Band 20	246,504.262	30.79	7,589,866
Band 46	162,620.068	20.02	3,255,654
	1,238,001.411		$ 33,339,868
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,214.028	$ 13.14	$ 68,512
Band 3	2,812.012	12.79	35,966
Band 4	65,390.912	12.89	842,889
Band 5	36,313.225	12.84	466,262
Band 6	1,657,418.723	12.74	21,115,515
Band 7	1,196,489.987	12.69	15,183,458
Band 8	674,535.176	12.59	8,492,398
Band 9	148,286.307	12.54	1,859,510
Band 10	1,722,690.430	12.49	21,516,403
Band 11	400,912.543	12.45	4,991,361
Band 12	155,529.940	12.40	1,928,571
Band 13	1,010,424.661	12.35	12,478,745
Band 14	1,431,537.144	12.25	17,536,330
Band 15	638,318.268	12.21	7,793,866
Band 16	70,511.495	12.11	853,894
Band 17	930,424.488	12.06	11,220,919
Band 18	20,020.062	12.02	240,641
Band 19	65,498.029	11.92	780,737
Band 20	462,992.583	12.30	5,694,809
Band 21	103,300.507	12.16	1,256,134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class (continued)
Band 25	12,495.152	$ 13.24	$ 165,436
Band 26	104,806.269	13.19	1,382,395
Band 27	36,908.396	12.89	475,749
Band 28	43,266.025	12.74	551,209
Band 29	37,517.742	12.69	476,100
Band 30	16,903.706	12.39	209,437
Band 31	14,493.874	12.25	177,550
Band 34	334.967	11.65	3,902
Band 38	63,436.321	9.52	603,914
Band 41	27,409.616	13.24	362,903
Band 42	26,077.458	13.07	340,832
Band 43	62,102.502	12.94	803,606
Band 44	12,219.393	11.12	135,880
Band 45	5,442.748	10.87	59,163
Band 46	1,182,381.310	9.71	11,480,923
Band 47	139,792.553	9.63	1,346,202
Band 51	6,068.616	9.20	55,831
Band 54	888.736	9.23	8,203
Band 55	6,096.500	9.38	57,185
Band 56	50,843.763	9.45	480,474
Band 57	612.729	9.35	5,729
Band 60	485.799	9.37	4,552
	12,649,204.695		$ 153,544,095
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	466,172.276	$ 15.23	$ 7,099,804
Band 7	876.636	15.17	13,299
Band 10	345,551.928	14.95	5,166,001
Band 11	18,573.557	14.89	276,560
Band 12	116,141.850	14.84	1,723,545
Band 13	4,793.395	9.82	47,071
Band 14	93,491.835	11.42	1,067,677
Band 15	316,499.701	11.38	3,601,767
Band 17	191,505.495	11.28	2,160,182
Band 20	670,538.735	14.73	9,877,036
Band 46	332,442.881	9.62	3,198,101
	2,556,588.289		$ 34,231,043

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	712.373	$ 24.67	$ 17,574
Contracts in accumulation period:
Band 1	5,299.090	25.73	136,346
Band 2	217,494.655	24.67	5,365,593
Band 3	911.308	22.90	20,869
Band 4	62,475.736	23.45	1,465,056
Band 5	52,880.734	23.14	1,223,660
Band 6	738,091.055	22.72	16,769,429
Band 7	818,081.909	22.41	18,333,216
Band 8	451,036.193	22.01	9,927,307
Band 9	106,622.670	21.71	2,314,778
Band 10	223,473.315	21.48	4,800,207
Band 11	811,294.138	21.29	17,272,452
Band 12	176,680.417	21.03	3,715,589
Band 13	653,703.866	20.81	13,603,577
Band 14	570,685.143	20.37	11,624,856
Band 16	12,812.481	19.76	253,175
Band 17	85,437.206	19.55	1,670,297
Band 18	9,740.805	19.34	188,387
Band 19	26,264.107	18.93	497,180
Band 20	137,917.726	20.62	2,843,864
Band 21	45,313.616	19.97	904,913
Band 24	166.830	27.44	4,578
Band 25	19,518.593	25.22	492,259
Band 49	31,370.458	10.44	327,508
	5,257,984.424		$ 113,772,670
ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts:	643.565	$ 18.40	$ 11,842
Contracts in accumulation period:
Band 1	44,078.139	19.20	846,300
Band 2	252,413.338	18.40	4,644,405
Band 3	26,594.218	17.09	454,495
Band 4	823,110.980	17.48	14,387,980
Band 5	271,695.733	17.22	4,678,601
Band 6	11,578,123.400	16.94	196,133,410
Band 7	7,031,808.747	16.68	117,290,570
Band 8	6,925,002.841	16.41	113,639,297
Band 9	1,514,942.939	16.16	24,481,478
Band 10	12,290,462.190	15.99	196,524,490
Band 11	6,266,485.396	15.87	99,449,123
Band 12	1,166,415.909	15.65	18,254,409
Band 13	8,928,514.366	15.49	138,302,688
Band 14	9,071,926.158	15.16	137,530,401
Band 15	4,944,632.823	15.05	74,416,724
Band 16	899,422.504	14.73	13,248,493
Band 17	5,813,592.049	14.57	84,704,036
Band 18	64,998.813	14.42	937,283

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class (continued)
Band 19	264,635.969	$ 14.11	$ 3,734,014
Band 20	1,956,516.977	15.37	30,071,666
Band 21	550,658.048	14.89	8,199,298
Band 25	62,373.688	18.80	1,172,625
Band 26	1,483,805.476	18.60	27,598,782
Band 27	752,282.300	17.46	13,134,849
Band 28	404,584.276	16.91	6,841,520
Band 29	1,467,202.538	16.73	24,546,298
Band 30	515,966.157	15.69	8,095,509
Band 31	229,816.228	15.20	3,493,207
Band 32	11,833.209	14.29	169,097
Band 33	66.063	13.70	905
Band 34	160.437	13.27	2,129
Band 35	162,062.061	19.41	3,145,625
Band 36	33,939.722	18.60	631,279
Band 37	21,105.589	18.02	380,323
Band 38	1,800,378.983	11.01	19,822,173
Band 39	134,423.270	10.87	1,461,181
Band 40	120,762.656	10.76	1,299,406
Band 41	282,284.425	10.50	2,963,986
Band 42	45,325.507	10.36	469,572
Band 43	378,665.102	10.26	3,885,104
Band 44	7,137.314	10.15	72,444
Band 45	25,312.100	10.06	254,640
Band 46	4,220,452.452	10.38	43,808,296
Band 47	968,347.721	10.30	9,973,982
Band 49	1,077,845.365	10.48	11,295,819
Band 50	3,732.355	10.38	38,742
Band 51	86,006.267	10.27	883,284
Band 52	48,006.381	10.51	504,547
Band 55	36,451.486	10.47	381,647
Band 56	2,476,616.221	10.03	24,840,461
Band 57	161,282.363	9.92	1,599,921
Band 59	26,143.125	9.82	256,725
Band 60	22,494.454	9.94	223,595
	97,753,540.393		$ 1,495,188,676

194

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	709,985.540	$ 10.58	$ 7,511,647
Band 7	5,192.618	10.54	54,730
Band 8	648.815	10.46	6,787
Band 10	453,191.882	10.38	4,704,132
Band 11	18,621.733	10.35	192,735
Band 12	134,286.714	10.31	1,384,496
Band 13	6,396.358	10.53	67,354
Band 14	117,578.830	10.38	1,220,468
Band 15	397,380.603	10.35	4,112,889
Band 17	203,221.250	10.26	2,085,050
Band 20	830,408.016	10.23	8,495,074
Band 46	241,207.767	10.31	2,486,852
	3,118,120.126		$ 32,322,214
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,933.907	$ 10.69	$ 31,363
Band 3	775.331	10.32	8,001
Band 4	33,800.835	10.43	352,543
Band 5	57,810.444	10.37	599,494
Band 6	527,747.216	10.27	5,419,964
Band 7	746,619.246	10.22	7,630,449
Band 8	242,521.710	10.12	2,454,320
Band 9	138,971.101	10.06	1,398,049
Band 10	663,614.510	10.01	6,642,781
Band 11	490,414.671	9.96	4,884,530
Band 12	213,394.461	9.91	2,114,739
Band 13	470,257.542	9.86	4,636,739
Band 14	1,089,573.215	9.76	10,634,235
Band 15	91,954.870	9.72	893,801
Band 16	18,673.854	9.62	179,642
Band 17	304,230.266	9.57	2,911,484
Band 18	18,393.351	9.52	175,105
Band 19	89,768.066	9.42	845,615
Band 20	255,291.854	9.81	2,504,413
Band 21	149,430.059	9.67	1,444,989
Band 25	10,104.497	10.80	109,129
Band 26	22,542.560	11.24	253,378
Band 27	7,567.491	11.03	83,469
Band 28	3,173.603	10.92	34,656
Band 29	15,318.953	10.89	166,823
Band 30	5,926.157	10.68	63,291
Band 31	17,751.820	10.57	187,637
Band 38	1,029.470	8.59	8,843
Band 41	1,916.258	10.68	20,466
Band 42	2,943.030	10.55	31,049
Band 43	7,858.708	10.44	82,045

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Service Class
(continued)
Band 44	176.733	$ 9.24	$ 1,633
Band 46	85,010.807	8.79	747,245
Band 47	16,286.958	8.73	142,185
Band 55	2,234.556	8.46	18,904
	5,806,018.110		$ 57,713,009
ING Lord Abbett Affiliated Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	28,439.735	$ 12.29	$ 349,524
Band 7	639.754	12.24	7,831
Band 10	36,763.595	12.06	443,369
Band 12	4,040.134	11.97	48,360
Band 14	11,092.564	9.19	101,941
Band 15	12,685.567	9.17	116,327
Band 17	5,068.737	9.09	46,075
Band 20	49,871.392	11.88	592,472
Band 46	32,627.691	8.73	284,840
	181,229.169		$ 1,990,739
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,692.315	$ 15.53	$ 57,342
Band 2	117,606.470	15.10	1,775,858
Band 3	3,301.697	14.38	47,478
Band 4	161,520.485	14.59	2,356,584
Band 5	136,576.522	14.49	1,978,994
Band 6	4,446,996.346	14.29	63,547,578
Band 7	3,055,301.390	14.19	43,354,727
Band 8	3,110,065.127	13.99	43,509,811
Band 9	853,308.325	13.89	11,852,453
Band 10	3,803,719.933	13.80	52,491,335
Band 11	4,163,267.996	13.70	57,036,772
Band 12	678,195.099	13.61	9,230,235
Band 13	2,868,360.190	13.51	38,751,546
Band 14	3,726,638.360	13.32	49,638,823
Band 15	1,091,474.746	13.23	14,440,211
Band 16	137,379.679	13.05	1,792,805
Band 17	1,728,520.362	12.95	22,384,339
Band 18	37,987.608	12.86	488,521
Band 19	167,068.605	12.68	2,118,430
Band 20	1,070,424.499	13.42	14,365,097
Band 21	231,934.960	13.14	3,047,625
Band 25	51,485.320	15.32	788,755
Band 26	155,589.747	10.77	1,675,702
Band 27	16,197.656	10.59	171,533
Band 28	11,741.333	10.49	123,167
Band 29	77,945.338	10.46	815,308

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
(continued)
Band 30	12,654.559	$ 10.28	$ 130,089
Band 31	8,389.944	10.20	85,577
Band 38	96,409.301	9.26	892,750
Band 41	9,479.766	10.29	97,547
Band 42	1,245.264	10.17	12,664
Band 43	67,630.397	10.08	681,714
Band 44	179.905	9.88	1,777
Band 45	7,798.663	9.71	75,725
Band 46	1,834,544.313	9.10	16,694,353
Band 47	225,966.978	9.03	2,040,482
Band 50	639.916	9.06	5,798
Band 52	435.390	9.18	3,997
Band 53	1,015.144	9.09	9,228
Band 56	230,078.808	7.95	1,829,127
Band 57	12,585.457	7.86	98,922
Band 59	6,819.415	7.78	53,055
	34,422,173.328		$ 460,553,834
ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	273,033.287	$ 13.16	$ 3,593,118
Band 7	13,777.523	13.11	180,623
Band 10	197,229.770	12.92	2,548,209
Band 11	3,802.044	12.87	48,932
Band 12	95,589.466	12.82	1,225,457
Band 13	5,097.729	9.23	47,052
Band 14	61,385.185	9.97	612,010
Band 15	178,966.147	9.94	1,778,924
Band 17	43,278.073	9.85	426,289
Band 20	424,612.429	12.73	5,405,316
Band 46	178,788.646	9.04	1,616,249
	1,475,560.299		$ 17,482,179

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	10,623.235	$ 12.42	$ 131,941
Band 4	89,628.955	12.28	1,100,644
Band 5	64,949.539	12.25	795,632
Band 6	1,998,237.874	12.19	24,358,520
Band 7	1,045,341.049	12.16	12,711,347
Band 8	989,793.459	12.11	11,986,399
Band 9	149,242.294	12.08	1,802,847
Band 10	2,444,514.817	12.05	29,456,404
Band 11	559,482.254	12.02	6,724,977
Band 12	200,318.550	11.99	2,401,819
Band 13	1,037,305.389	11.96	12,406,172
Band 14	1,597,899.175	11.91	19,030,979
Band 15	899,945.241	11.88	10,691,349
Band 16	104,722.030	11.82	1,237,814
Band 17	1,212,113.472	11.79	14,290,818
Band 18	11,245.914	11.76	132,252
Band 19	47,970.798	11.71	561,738
Band 20	516,453.677	11.93	6,161,292
Band 21	162,705.759	11.85	1,928,063
Band 25	28,329.604	12.48	353,553
Band 26	97,947.269	12.45	1,219,443
Band 27	17,094.372	12.28	209,919
Band 28	11,193.530	12.19	136,449
Band 29	37,044.763	12.16	450,464
Band 30	10,376.606	11.99	124,416
Band 31	14,352.679	11.90	170,797
Band 35	17,171.502	7.35	126,211
Band 38	152,027.906	9.87	1,500,515
Band 39	53,609.619	7.29	390,814
Band 40	2,839.398	7.28	20,671
Band 41	16,482.380	11.99	197,624
Band 42	3,857.699	11.88	45,829
Band 43	19,486.707	11.80	229,943
Band 45	3,726.871	11.51	42,896
Band 46	830,080.622	11.74	9,745,147
Band 47	114,811.639	11.65	1,337,556
Band 50	14,212.468	9.60	136,440
Band 51	5,134.648	9.50	48,779
Band 52	1,147.868	9.72	11,157
Band 55	3,668.372	9.68	35,510
Band 56	188,261.183	7.20	1,355,481
Band 57	7,167.087	7.12	51,030
Band 59	5,493.339	7.04	38,673
	14,798,011.612		$ 175,890,324

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,530.625	$ 27.18	$ 123,142
Band 2	58,012.488	26.36	1,529,209
Band 3	2,110.277	24.98	52,715
Band 4	222,308.994	25.37	5,639,979
Band 5	171,112.059	25.18	4,308,602
Band 6	4,421,884.942	24.80	109,662,747
Band 7	3,182,051.155	24.60	78,278,458
Band 8	2,710,245.542	24.22	65,642,147
Band 9	548,065.358	24.04	13,175,491
Band 10	3,389,866.763	23.85	80,848,322
Band 11	3,747,180.865	23.67	88,695,771
Band 12	1,002,839.803	23.49	23,556,707
Band 13	2,752,674.318	23.30	64,137,312
Band 14	3,772,669.105	22.95	86,582,756
Band 15	1,093,601.488	22.77	24,901,306
Band 16	162,808.102	22.42	3,650,158
Band 17	1,808,651.374	22.24	40,224,407
Band 18	80,892.988	22.07	1,785,308
Band 19	197,319.476	21.73	4,287,752
Band 20	1,148,612.837	23.12	26,555,929
Band 21	314,451.990	22.59	7,103,470
Band 22	373.797	25.37	9,483
Band 23	5,284.892	24.80	131,065
Band 24	243.703	28.47	6,938
Band 25	58,087.423	26.77	1,555,000
Band 26	315,850.965	26.57	8,392,160
Band 27	180,492.545	25.36	4,577,291
Band 28	65,859.762	24.78	1,632,005
Band 29	173,790.401	24.59	4,273,506
Band 30	88,165.083	23.48	2,070,116
Band 31	51,059.052	22.94	1,171,295
Band 32	1,684.355	21.93	36,938
Band 33	1,311.065	21.26	27,873
Band 34	11,840.847	20.77	245,934
Band 35	57,660.518	27.40	1,579,898
Band 36	9,219.573	26.57	244,964
Band 37	19,344.969	25.96	502,195
Band 38	360,426.521	12.53	4,516,144
Band 39	45,829.677	12.37	566,913
Band 40	11,791.879	12.25	144,451
Band 41	58,482.613	11.70	684,247
Band 42	87,877.216	11.55	1,014,982
Band 43	229,624.253	11.44	2,626,901
Band 44	29,198.756	10.50	306,587
Band 45	16,051.524	10.33	165,812
Band 46	2,024,318.595	9.91	20,060,997

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Band 47	440,885.926	$ 9.84	$ 4,338,318
Band 49	93,649.533	8.98	840,973
Band 50	853.746	9.98	8,520
Band 51	2,682.637	9.87	26,478
Band 55	162.660	10.07	1,638
Band 56	530,782.616	9.17	4,867,277
Band 57	36,893.323	9.07	334,622
Band 58	3,762.217	9.03	33,973
	35,805,433.191		$ 797,737,182
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	376,458.064	$ 12.80	$ 4,818,663
Band 7	13,955.477	12.75	177,932
Band 8	3,728.670	12.65	47,168
Band 10	389,813.657	12.56	4,896,060
Band 11	23,196.458	12.51	290,188
Band 12	205,467.176	12.47	2,562,176
Band 13	15,979.493	10.04	160,434
Band 14	92,883.849	10.59	983,640
Band 15	400,391.017	10.56	4,228,129
Band 17	190,190.329	10.47	1,991,293
Band 20	857,842.630	12.37	10,611,513
Band 46	363,138.221	9.84	3,573,280
	2,933,045.041		$ 34,340,476
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 2	21,266.245	$ 15.13	$ 321,758
Band 4	135,373.484	14.95	2,023,834
Band 5	23,710.753	14.92	353,764
Band 6	4,073,464.782	14.85	60,490,952
Band 7	1,617,462.683	14.81	23,954,622
Band 8	3,087,314.066	14.74	45,507,009
Band 9	268,883.322	14.71	3,955,274
Band 10	4,073,508.536	14.67	59,758,370
Band 11	1,059,649.781	14.64	15,513,273
Band 12	243,983.400	14.60	3,562,158
Band 13	1,755,807.425	14.57	25,582,114
Band 14	2,538,122.966	14.50	36,802,783
Band 15	2,474,999.044	14.46	35,788,486
Band 16	240,057.380	14.40	3,456,826
Band 17	2,993,391.931	14.36	42,985,108
Band 18	60,935.842	14.33	873,211
Band 19	107,096.628	14.26	1,527,198
Band 20	837,613.378	14.53	12,170,522
Band 21	134,110.993	14.43	1,935,222
Band 25	4,613.752	15.20	70,129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Band 26	193,722.409	$ 15.17	$ 2,938,769
Band 27	65,726.674	14.95	982,614
Band 28	33,319.857	14.85	494,800
Band 29	178,953.426	14.81	2,650,300
Band 30	51,116.208	14.60	746,297
Band 31	16,107.387	14.50	233,557
Band 35	24,147.926	8.69	209,845
Band 36	1,533.127	8.66	13,277
Band 38	318,951.138	12.63	4,028,353
Band 39	148,410.289	8.62	1,279,297
Band 40	14,514.827	8.59	124,682
Band 41	38,548.072	14.61	563,187
Band 42	29,198.189	14.47	422,498
Band 43	89,756.147	14.37	1,289,796
Band 44	4,373.105	14.12	61,748
Band 45	7,951.081	14.02	111,474
Band 46	1,314,356.006	14.29	18,782,147
Band 47	172,920.085	14.19	2,453,736
Band 50	3,809.805	12.36	47,089
Band 51	5,428.515	12.23	66,391
Band 52	652.169	12.51	8,159
Band 54	1,615.544	12.27	19,823
Band 55	3,811.851	12.47	47,534
Band 56	293,089.698	8.22	2,409,197
Band 57	6,968.973	8.13	56,658
Band 59	3,548.810	8.04	28,532
Band 60	415.514	8.15	3,386
	28,774,313.223		$ 416,705,759
ING Oppenheimer Active Allocation Portfolio - Service
Class
Contracts in accumulation period:
Band 6	563,862.886	$ 10.65	$ 6,005,140
Band 7	53,380.793	10.64	567,972
Band 8	152,220.363	10.63	1,618,102
Band 9	4,842.927	10.62	51,432
Band 10	782,866.327	10.61	8,306,212
Band 11	60,085.671	10.61	637,509
Band 12	6,048.064	10.60	64,109
Band 13	128,611.444	10.59	1,361,995
Band 14	42,405.852	10.58	448,654
Band 15	144,301.805	10.57	1,525,270
Band 16	11,143.748	10.56	117,678
Band 17	79,444.484	10.55	838,139
Band 18	547.171	10.54	5,767
Band 19	412.225	10.53	4,341
Band 20	36,202.940	10.58	383,027
Band 21	6,388.166	10.56	67,459

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Active Allocation Portfolio - Service
Class (continued)
Band 26	628.431	$ 12.98	$ 8,157
Band 27	593.066	12.95	7,680
Band 30	957.638	12.90	12,354
Band 31	1,052.860	12.89	13,571
Band 43	314.499	12.87	4,048
Band 46	102,133.104	10.53	1,075,462
Band 47	13,619.738	10.51	143,143
Band 56	22,758.154	10.68	243,057
Band 57	2,216.877	10.61	23,521
	2,217,039.233		$ 23,533,799
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	53.883	$ 14.47	$ 780
Band 2	26,852.774	13.96	374,865
Band 4	184,807.749	13.76	2,542,955
Band 5	186,391.063	13.72	2,557,285
Band 6	3,386,303.760	13.65	46,223,046
Band 7	3,043,265.760	13.61	41,418,847
Band 8	1,781,394.756	13.53	24,102,271
Band 9	459,466.901	13.49	6,198,208
Band 10	2,721,625.346	13.45	36,605,861
Band 11	2,591,192.543	13.41	34,747,892
Band 12	886,424.940	13.37	11,851,501
Band 13	2,426,606.377	13.33	32,346,663
Band 14	4,670,488.713	13.26	61,930,680
Band 15	908,646.851	13.22	12,012,311
Band 16	150,448.049	13.14	1,976,887
Band 17	1,766,268.606	13.11	23,155,781
Band 18	39,930.086	13.07	521,886
Band 19	245,520.348	12.99	3,189,309
Band 20	1,489,966.911	13.29	19,801,660
Band 21	317,554.680	13.18	4,185,371
Band 24	223.473	14.37	3,211
Band 25	31,733.356	14.04	445,536
Band 26	353,312.982	14.00	4,946,382
Band 27	115,216.879	13.76	1,585,384
Band 28	77,167.253	13.64	1,052,561
Band 29	214,385.379	13.60	2,915,641
Band 30	73,311.743	13.37	980,178
Band 31	78,581.121	13.26	1,041,986
Band 32	244.823	13.04	3,192
Band 33	884.507	12.89	11,401
Band 35	112,327.246	13.28	1,491,706
Band 36	17,364.248	13.16	228,514
Band 37	14,907.184	13.07	194,837

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Band 38	272,773.013	$ 13.13	$ 3,581,510
Band 39	50,455.264	13.00	655,918
Band 40	35,609.029	12.91	459,713
Band 41	55,449.833	13.38	741,919
Band 42	50,407.572	13.22	666,388
Band 43	123,846.253	13.11	1,623,624
Band 44	14,505.460	12.84	186,250
Band 45	13,011.013	12.73	165,630
Band 46	763,580.891	12.13	9,262,236
Band 47	135,645.155	12.04	1,633,168
Band 51	481.897	11.92	5,744
Band 55	22,613.628	12.16	274,982
Band 56	15,893.071	11.36	180,545
Band 57	224.276	11.24	2,521
Band 60	409.899	11.26	4,615
	29,927,776.544		$ 400,089,351
ING PIMCO Total Return Bond Portfolio - Service
Class
Contracts in accumulation period:
Band 1	2,469.286	$ 19.27	$ 47,583
Band 2	120,741.717	18.68	2,255,455
Band 3	3,213.278	17.70	56,875
Band 4	654,166.093	17.98	11,761,906
Band 5	348,169.474	17.84	6,211,343
Band 6	22,106,765.650	17.57	388,415,872
Band 7	9,036,504.594	17.44	157,596,640
Band 8	12,123,137.800	17.17	208,154,276
Band 9	1,652,663.263	17.04	28,161,382
Band 10	38,979,543.600	16.90	658,754,287
Band 11	7,446,561.192	16.77	124,878,831
Band 12	2,035,987.059	16.64	33,878,825
Band 13	12,599,338.500	16.52	208,141,072
Band 14	15,005,994.910	16.26	243,997,477
Band 15	11,773,902.030	16.14	190,030,779
Band 16	1,354,370.604	15.89	21,520,949
Band 17	11,617,186.750	15.76	183,086,863
Band 18	228,327.396	15.64	3,571,040
Band 19	635,850.083	15.40	9,792,091
Band 20	4,546,566.153	16.39	74,518,219
Band 21	921,982.846	16.01	14,760,945
Band 25	59,328.615	18.98	1,126,057
Band 26	1,580,125.155	18.83	29,753,757
Band 27	444,580.290	17.98	7,993,554
Band 28	143,873.257	17.56	2,526,414
Band 29	1,002,955.750	17.43	17,481,519
Band 30	417,083.735	16.64	6,940,273
Band 31	203,467.287	16.26	3,308,378

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service
Class (continued)
Band 32	980.988	$ 15.54	$ 15,245
Band 33	716.961	15.07	10,805
Band 34	1,084.186	14.72	15,959
Band 35	115,188.827	19.42	2,236,967
Band 36	19,578.814	18.83	368,669
Band 37	5,040.890	18.40	92,752
Band 38	1,711,392.568	14.09	24,113,521
Band 39	75,349.018	13.91	1,048,105
Band 40	33,529.036	13.78	462,030
Band 41	200,808.590	13.46	2,702,884
Band 42	186,651.977	13.29	2,480,605
Band 43	802,449.250	13.16	10,560,232
Band 44	24,999.945	12.65	316,249
Band 45	45,328.498	12.50	566,606
Band 46	17,216,895.920	12.43	214,006,016
Band 47	2,340,748.649	12.34	28,884,838
Band 50	22,196.025	12.88	285,885
Band 51	11,152.237	12.74	142,079
Band 52	5,804.847	13.04	75,695
Band 53	1,350.690	12.92	17,451
Band 55	120,734.995	12.99	1,568,348
Band 56	4,347,021.670	11.50	49,990,749
Band 57	269,516.602	11.37	3,064,404
Band 58	3,082.341	11.31	34,861
Band 59	15,576.940	11.25	175,241
Band 60	30,218.134	11.39	344,185
Band 64	6,396.913	11.14	71,262
	184,658,651.878		$ 2,982,374,305
ING PIMCO Total Return Bond Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	1,119,652.695	$ 14.04	$ 15,719,924
Band 7	59,773.312	13.99	836,229
Band 8	1,881.543	13.88	26,116
Band 10	877,332.181	13.78	12,089,637
Band 11	22,426.795	13.73	307,920
Band 12	399,811.964	13.68	5,469,428
Band 13	5,129.527	12.59	64,581
Band 14	212,450.929	12.59	2,674,757
Band 15	397,374.934	12.56	4,991,029
Band 17	264,271.083	12.45	3,290,175
Band 20	1,495,512.175	13.58	20,309,055
Band 46	658,203.365	12.33	8,115,647
	5,513,820.503		$ 73,894,498

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	801.905	$ 10.51	$ 8,428
Band 3	782.323	10.34	8,089
Band 4	37,919.164	10.39	393,980
Band 5	44,413.709	10.37	460,570
Band 6	854,149.079	10.32	8,814,818
Band 7	413,572.924	10.29	4,255,665
Band 8	176,349.188	10.24	1,805,816
Band 9	24,114.753	10.22	246,453
Band 10	529,026.887	10.20	5,396,074
Band 11	230,035.827	10.17	2,339,464
Band 12	153,889.023	10.15	1,561,974
Band 13	317,217.942	10.12	3,210,246
Band 14	708,199.100	10.08	7,138,647
Band 15	192,047.992	10.05	1,930,082
Band 16	18,698.289	10.00	186,983
Band 17	362,013.922	9.98	3,612,899
Band 18	8,372.341	9.96	83,389
Band 19	63,047.430	9.91	624,800
Band 20	321,785.003	10.10	3,250,029
Band 21	48,404.216	10.03	485,494
Band 25	3,120.984	10.56	32,958
Band 26	43,068.965	10.54	453,947
Band 27	37,521.844	10.39	389,852
Band 28	14,656.643	10.32	151,257
Band 29	8,899.726	10.29	91,578
Band 30	8,288.250	10.15	84,126
Band 31	7,846.094	10.07	79,010
Band 35	28,869.547	10.64	307,172
Band 36	4,056.117	10.54	42,751
Band 38	144,666.044	10.51	1,520,440
Band 39	17,077.732	10.42	177,950
Band 40	26,680.789	10.34	275,879
Band 41	8,711.666	10.15	88,423
Band 42	10,596.948	10.05	106,499
Band 43	22,735.911	9.98	226,904
Band 45	773.652	9.74	7,535
Band 46	144,622.222	9.93	1,436,099
Band 47	43,893.359	9.86	432,789
Band 50	528.172	9.06	4,785
Band 55	3,068.319	9.14	28,044
Band 56	24,453.675	8.39	205,166
	5,108,977.676		$ 51,957,064

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	3,292.864	$ 10.41	$ 34,279
Contracts in accumulation period:
Band 1	5,688.834	9.65	54,897
Band 2	662,017.294	10.41	6,891,600
Band 3	15,132.919	10.24	154,961
Band 4	215,278.196	10.29	2,215,213
Band 5	209,565.796	10.27	2,152,241
Band 6	7,406,983.972	10.22	75,699,376
Band 7	4,815,833.974	10.19	49,073,348
Band 8	3,645,386.555	10.15	37,000,674
Band 9	624,996.352	10.12	6,324,963
Band 10	6,741,283.171	10.10	68,086,960
Band 11	4,040,542.033	10.07	40,688,258
Band 12	1,113,811.046	10.05	11,193,801
Band 13	3,455,150.764	10.03	34,655,162
Band 14	7,096,384.559	9.98	70,821,918
Band 15	2,425,716.853	9.96	24,160,140
Band 16	240,950.653	9.91	2,387,821
Band 17	3,905,405.385	9.88	38,585,405
Band 18	75,743.683	9.86	746,833
Band 19	289,414.228	9.81	2,839,154
Band 20	3,593,509.169	10.00	35,935,092
Band 21	435,282.890	9.93	4,322,359
Band 25	38,487.554	10.46	402,580
Band 26	186,703.022	10.44	1,949,180
Band 27	53,431.556	10.29	549,811
Band 28	78,711.264	10.22	804,429
Band 29	112,756.304	10.19	1,148,987
Band 30	15,554.910	10.05	156,327
Band 31	16,771.351	9.98	167,378
Band 35	84,777.975	10.54	893,560
Band 36	21,278.753	10.44	222,150
Band 37	10,700.959	10.36	110,862
Band 38	861,689.108	10.41	8,970,184
Band 39	272,657.796	10.32	2,813,828
Band 40	50,579.449	10.24	517,934
Band 41	32,542.167	10.05	327,049
Band 42	48,932.007	9.96	487,363
Band 43	102,019.213	9.89	1,008,970
Band 44	23,400.431	9.72	227,452
Band 45	5,377.738	9.65	51,895
Band 46	2,596,008.375	9.84	25,544,722
Band 47	253,469.724	9.77	2,476,399
Band 50	10,270.326	9.44	96,952
Band 51	5,503.887	9.34	51,406
Band 52	320.192	9.56	3,061

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
(continued)
Band 54	1,221.444	$ 9.37	$ 11,445
Band 55	3,321.119	9.52	31,617
Band 56	113,718.241	8.60	977,977
Band 57	1,290.452	8.51	10,982
Band 59	6,308.567	8.41	53,055
	56,025,175.074		$ 564,092,010
ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Band 4	177,020.058	$ 8.32	$ 1,472,807
Band 5	35,527.808	8.32	295,591
Band 6	5,981,757.107	8.32	49,768,219
Band 7	1,878,967.059	8.31	15,614,216
Band 8	2,936,003.463	8.31	24,398,189
Band 9	739,059.384	8.31	6,141,583
Band 10	9,235,049.899	8.31	76,743,265
Band 11	2,377,555.350	8.31	19,757,485
Band 12	363,340.220	8.31	3,019,357
Band 13	2,703,689.387	8.31	22,467,659
Band 14	4,001,873.930	8.31	33,255,572
Band 15	4,777,186.535	8.31	39,698,420
Band 16	375,196.928	8.30	3,114,135
Band 17	3,962,575.789	8.30	32,889,379
Band 18	101,490.506	8.30	842,371
Band 19	62,202.486	8.30	516,281
Band 20	958,878.078	8.31	7,968,277
Band 21	152,049.335	8.30	1,262,009
Band 26	95,905.457	8.32	797,933
Band 27	62,442.411	8.32	519,521
Band 28	25,677.805	8.32	213,639
Band 29	41,508.558	8.31	344,936
Band 30	11,998.677	8.31	99,709
Band 31	5,517.554	8.31	45,851
Band 38	327,307.891	8.32	2,723,202
Band 41	22,742.492	8.31	188,990
Band 42	685.217	8.31	5,694
Band 43	116,720.258	8.30	968,778
Band 46	4,249,497.187	8.30	35,270,827
Band 47	480,746.208	8.30	3,990,194
Band 55	7,427.824	8.31	61,725
Band 56	1,740,778.668	8.32	14,483,279
Band 57	183,415.812	8.31	1,524,185
	48,191,795.341		$ 400,463,278

207

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	22,580.606	$ 9.38	$ 211,806
Band 4	2,496,596.701	9.38	23,418,077
Band 5	139,459.203	9.37	1,306,733
Band 6	79,472,323.490	9.37	744,655,671
Band 7	12,837,061.860	9.37	120,283,270
Band 8	44,077,032.390	9.37	413,001,793
Band 9	5,062,790.202	9.37	47,438,344
Band 10	98,222,251.470	9.37	920,342,496
Band 11	10,541,769.680	9.37	98,776,382
Band 12	1,317,405.704	9.37	12,344,091
Band 13	27,999,678.920	9.36	262,076,995
Band 14	33,987,766.670	9.36	318,125,496
Band 15	44,762,701.090	9.36	418,978,882
Band 16	2,823,928.141	9.36	26,431,967
Band 17	46,107,119.680	9.36	431,562,640
Band 18	65,376.802	9.36	611,927
Band 19	1,001,792.388	9.36	9,376,777
Band 20	11,143,360.170	9.36	104,301,851
Band 21	2,682,985.476	9.36	25,112,744
Band 26	1,279,078.221	9.38	11,997,754
Band 27	532,728.781	9.38	4,996,996
Band 28	276,321.003	9.37	2,589,128
Band 29	670,674.123	9.37	6,284,217
Band 30	327,572.180	9.37	3,069,351
Band 31	97,900.054	9.36	916,345
Band 32	1,803.705	9.36	16,883
Band 38	3,290,023.450	9.38	30,860,420
Band 41	795,067.112	9.37	7,449,779
Band 42	135,250.573	9.36	1,265,945
Band 43	2,154,914.557	9.36	20,170,000
Band 44	6,381.049	9.35	59,663
Band 45	63,012.380	9.35	589,166
Band 46	36,726,556.240	9.36	343,760,566
Band 47	3,683,496.429	9.35	34,440,692
Band 50	343,711.241	9.36	3,217,137
Band 51	119,374.962	9.36	1,117,350
Band 52	559.869	9.37	5,246
Band 53	3,700.378	9.37	34,673
Band 55	274,467.543	9.37	2,571,761
Band 56	8,481,818.349	9.38	79,559,456
Band 57	66,240.191	9.37	620,671
Band 58	6,769.636	9.36	63,364
Band 59	94,422.355	9.36	883,793
Band 62	21,389.207	9.36	200,203
Band 64	8,328.464	9.36	77,954
	484,225,542.695		$ 4,535,176,455

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Band 2	58,935.549	$ 9.64	$ 568,139
Band 4	2,859,153.885	9.63	27,533,652
Band 5	64,028.398	9.63	616,593
Band 6	48,787,780.740	9.63	469,826,329
Band 7	9,436,744.242	9.63	90,875,847
Band 8	25,122,621.420	9.63	241,930,844
Band 9	5,736,069.443	9.63	55,238,349
Band 10	70,210,170.410	9.63	676,123,941
Band 11	9,960,272.503	9.63	95,917,424
Band 12	746,997.379	9.62	7,186,115
Band 13	14,888,748.830	9.62	143,229,764
Band 14	23,599,315.240	9.62	227,025,413
Band 15	27,731,126.720	9.62	266,773,439
Band 16	2,018,819.001	9.62	19,421,039
Band 17	25,349,683.230	9.62	243,863,953
Band 18	83,117.679	9.62	799,592
Band 19	741,694.900	9.61	7,127,688
Band 20	7,294,923.040	9.62	70,177,160
Band 21	2,606,551.952	9.62	25,075,030
Band 26	985,235.970	9.64	9,497,675
Band 27	584,385.742	9.63	5,627,635
Band 28	266,145.561	9.63	2,562,982
Band 29	934,030.450	9.63	8,994,713
Band 30	397,266.553	9.62	3,821,704
Band 31	120,944.580	9.62	1,163,487
Band 34	5,452.354	9.61	52,397
Band 38	2,914,161.987	9.64	28,092,522
Band 41	429,195.205	9.62	4,128,858
Band 42	147,706.428	9.62	1,420,936
Band 43	1,860,585.565	9.62	17,898,833
Band 44	2,672.020	9.61	25,678
Band 45	247,211.690	9.61	2,375,704
Band 46	24,379,245.800	9.62	234,528,345
Band 47	2,239,685.759	9.61	21,523,380
Band 50	98,435.905	9.62	946,953
Band 51	52,822.574	9.62	508,153
Band 52	6,119.097	9.63	58,927
Band 53	6,854.684	9.63	66,011
Band 55	158,365.054	9.63	1,525,055
Band 56	9,605,014.855	9.64	92,592,343
Band 57	113,247.296	9.63	1,090,571
Band 58	29,083.808	9.62	279,786
Band 59	21,969.680	9.61	211,129
Band 60	2,385.162	9.63	22,969
Band 62	6,045.674	9.62	58,159
Band 64	24,710.172	9.62	237,712
	322,935,734.186		$ 3,108,622,928

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	20,856.836	$ 9.87	$ 205,857
Band 4	1,531,154.246	9.86	15,097,181
Band 5	54,725.385	9.86	539,592
Band 6	25,879,317.380	9.86	255,170,069
Band 7	6,824,537.187	9.86	67,289,937
Band 8	13,291,121.090	9.86	131,050,454
Band 9	3,745,705.590	9.86	36,932,657
Band 10	36,618,476.940	9.86	361,058,183
Band 11	6,380,868.547	9.85	62,851,555
Band 12	958,263.431	9.85	9,438,895
Band 13	9,835,816.956	9.85	96,882,797
Band 14	13,586,124.360	9.85	133,823,325
Band 15	13,459,100.460	9.85	132,572,140
Band 16	1,381,170.808	9.85	13,604,532
Band 17	13,018,645.770	9.85	128,233,661
Band 18	40,130.451	9.85	395,285
Band 19	889,779.820	9.84	8,755,433
Band 20	5,966,131.945	9.85	58,766,400
Band 21	1,965,109.137	9.85	19,356,325
Band 26	961,001.260	9.87	9,485,082
Band 27	596,470.583	9.86	5,881,200
Band 28	132,099.636	9.86	1,302,502
Band 29	651,120.157	9.86	6,420,045
Band 30	329,628.543	9.85	3,246,841
Band 31	150,309.307	9.85	1,480,547
Band 32	5,122.963	9.84	50,410
Band 34	13,532.687	9.84	133,162
Band 38	1,820,199.569	9.87	17,965,370
Band 41	242,682.544	9.85	2,390,423
Band 42	116,934.473	9.85	1,151,805
Band 43	1,519,505.755	9.85	14,967,132
Band 45	31,260.879	9.84	307,607
Band 46	14,101,197.380	9.84	138,755,782
Band 47	1,842,612.570	9.84	18,131,308
Band 51	73,893.509	9.85	727,851
Band 52	23,989.996	9.86	236,541
Band 53	18,382.058	9.85	181,063
Band 55	71,812.024	9.86	708,067
Band 56	7,871,000.946	9.87	77,686,779
Band 57	76,943.370	9.85	757,892
Band 58	2,153.313	9.85	21,210
Band 59	15,966.618	9.84	157,112
Band 60	53,406.297	9.86	526,586
Band 64	47,720.789	9.85	470,050
	186,215,983.565		$ 1,835,166,645

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts:	6,563.445	$ 50.06	$ 328,566
Contracts in accumulation period:
Band 1	14,732.578	52.21	769,188
Band 2	261,315.064	50.06	13,081,432
Band 3	10,790.484	46.48	501,542
Band 4	219,556.159	47.55	10,439,895
Band 5	172,460.332	46.99	8,103,911
Band 6	8,156,297.601	46.07	375,760,630
Band 7	3,886,619.257	45.52	176,918,909
Band 8	4,481,696.157	44.63	200,018,099
Band 9	520,599.062	44.09	22,953,213
Band 10	9,553,986.926	43.63	416,840,450
Band 11	3,402,776.606	43.17	146,897,866
Band 12	1,034,928.253	42.71	44,201,786
Band 13	4,426,485.121	42.26	187,063,261
Band 14	5,180,368.175	41.37	214,311,831
Band 15	3,340,970.466	40.93	136,745,921
Band 16	402,211.652	40.07	16,116,621
Band 17	3,935,944.698	39.64	156,020,848
Band 18	114,116.970	39.22	4,475,668
Band 19	421,088.037	38.39	16,165,570
Band 20	2,013,479.193	41.81	84,183,565
Band 21	345,677.429	40.49	13,996,479
Band 25	57,161.168	51.14	2,923,222
Band 26	851,173.912	12.28	10,452,416
Band 27	322,872.312	12.10	3,906,755
Band 28	120,656.146	12.02	1,450,287
Band 29	616,265.875	11.99	7,389,028
Band 30	98,550.640	11.82	1,164,869
Band 31	61,717.810	11.73	723,950
Band 32	1,359.766	11.57	15,732
Band 34	224.972	11.38	2,560
Band 35	274,001.054	9.66	2,646,850
Band 36	53,435.187	9.62	514,046
Band 37	8,709.878	9.60	83,615
Band 38	3,320,290.724	10.96	36,390,386
Band 39	390,444.570	9.58	3,740,459
Band 40	129,951.940	9.56	1,242,341
Band 41	182,634.962	11.82	2,158,745
Band 42	36,054.667	11.71	422,200
Band 43	440,987.592	11.63	5,128,686
Band 44	47,193.942	11.43	539,427
Band 45	71,833.379	11.35	815,309
Band 46	12,156,423.260	11.31	137,489,147
Band 47	2,019,408.072	11.22	22,657,759
Band 49	378,752.947	9.48	3,590,578
Band 50	13,053.963	10.68	139,416

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Band 51	43,919.799	$ 10.57	$ 464,232
Band 52	47,903.903	10.82	518,320
Band 53	4,626.990	10.72	49,601
Band 54	4,292.894	10.61	45,548
Band 55	30,765.883	10.78	331,656
Band 56	1,839,310.048	9.76	17,951,666
Band 57	127,731.531	9.65	1,232,609
Band 58	6,370.016	9.60	61,152
Band 59	47,548.771	9.54	453,615
Band 60	90,601.858	9.67	876,120
Band 62	4,138.860	9.56	39,568
Band 64	23,150.217	9.45	218,770
	75,826,183.173		$ 2,513,725,891
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	1,054,082.832	$ 16.31	$ 17,192,091
Band 7	1,158.480	16.25	18,825
Band 10	735,032.588	16.01	11,767,872
Band 11	12,954.147	15.96	206,748
Band 12	484,547.270	15.90	7,704,302
Band 13	4,564.531	11.45	52,264
Band 14	170,855.366	12.65	2,161,320
Band 15	727,309.754	12.61	9,171,376
Band 17	261,107.694	12.50	3,263,846
Band 20	1,419,849.556	15.78	22,405,226
Band 46	839,113.684	11.22	9,414,856
	5,710,575.902		$ 83,358,726
ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	5,246.510	$29.69 to $30.97	$ 155,947
Contracts in accumulation period:
Band 1	48,312.364	30.97	1,496,234
Band 2	620,674.924	29.69	18,427,838
Band 3	6,789.474	27.56	187,118
Band 4	157,776.931	28.20	4,449,309
Band 5	106,678.456	27.87	2,973,129
Band 6	3,153,961.265	27.32	86,166,222
Band 7	2,517,735.105	27.00	67,978,848
Band 8	1,703,061.009	26.47	45,080,025
Band 9	267,380.830	26.15	6,992,009
Band 10	2,949,818.061	25.87	76,311,793
Band 11	2,038,277.555	25.60	52,179,905
Band 12	601,837.628	25.33	15,244,547
Band 13	1,863,853.705	25.06	46,708,174
Band 14	3,248,846.673	24.53	79,694,209
Band 15	923,809.280	24.27	22,420,851
Band 16	123,909.560	23.76	2,944,091

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Band 17	1,628,920.348	$ 23.51	$ 38,295,917
Band 18	54,764.794	23.26	1,273,829
Band 19	182,388.000	22.77	4,152,975
Band 20	1,191,045.244	24.80	29,537,922
Band 21	240,199.147	24.02	5,769,584
Band 24	42.500	32.99	1,402
Band 25	32,102.937	30.33	973,682
Band 26	303,467.504	10.97	3,329,039
Band 27	95,005.929	10.78	1,024,164
Band 28	58,829.313	10.69	628,885
Band 29	170,972.297	10.66	1,822,565
Band 30	62,823.645	10.47	657,764
Band 31	21,599.026	10.38	224,198
Band 33	367.348	10.09	3,707
Band 35	34,506.288	10.25	353,689
Band 36	15,718.029	10.15	159,538
Band 37	56,995.820	10.08	574,518
Band 38	539,838.793	10.12	5,463,169
Band 39	96,535.974	10.03	968,256
Band 40	63,325.207	9.96	630,719
Band 41	30,362.294	10.48	318,197
Band 42	57,879.897	10.36	599,636
Band 43	129,247.247	10.27	1,327,369
Band 44	9,756.398	10.06	98,149
Band 45	4,741.391	9.89	46,892
Band 46	1,974,299.784	9.35	18,459,703
Band 47	271,136.761	9.28	2,516,149
Band 50	2,118.177	8.99	19,042
Band 51	6,569.212	8.90	58,466
Band 52	2,824.851	9.11	25,734
Band 55	1,054.218	9.07	9,562
Band 56	476,075.119	8.26	3,932,380
Band 57	140.400	8.17	1,147
Band 60	413.990	8.18	3,386
	28,154,037.212		$ 652,671,583
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	404,604.444	$ 12.99	$ 5,255,812
Band 8	574.006	12.85	7,376
Band 10	252,739.977	12.76	3,224,962
Band 11	29,238.555	12.71	371,622
Band 12	113,260.231	12.66	1,433,875
Band 14	47,817.317	10.30	492,518
Band 15	174,114.838	10.27	1,788,159
Band 17	87,875.563	10.18	894,573
Band 20	557,445.695	12.57	7,007,092
Band 46	211,886.222	9.28	1,966,304
	1,879,556.848		$ 22,442,293

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts:	933.162	$ 22.21	$ 20,726
Contracts in accumulation period:
Band 1	4,208.371	22.99	96,750
Band 2	327,310.988	22.21	7,269,577
Band 3	7,238.561	20.91	151,358
Band 4	123,651.489	21.26	2,628,831
Band 5	68,506.649	21.05	1,442,065
Band 6	1,694,620.944	20.71	35,095,600
Band 7	1,427,682.739	20.50	29,267,496
Band 8	1,571,330.990	20.18	31,709,459
Band 9	308,065.201	19.97	6,152,062
Band 10	1,778,534.689	19.80	35,214,987
Band 11	828,442.875	19.63	16,262,334
Band 12	357,835.627	19.46	6,963,481
Band 13	1,191,388.501	19.29	22,981,884
Band 14	1,857,874.122	18.95	35,206,715
Band 15	516,157.424	18.79	9,698,598
Band 16	73,340.138	18.46	1,353,859
Band 17	1,074,690.286	18.30	19,666,832
Band 18	22,182.478	18.14	402,390
Band 19	78,638.864	17.82	1,401,345
Band 20	606,330.660	19.12	11,593,042
Band 21	169,445.838	18.62	3,155,082
Band 25	60,939.863	22.56	1,374,803
Band 26	119,982.586	11.06	1,327,007
Band 27	16,284.608	10.91	177,665
Band 28	22,195.194	10.83	240,374
Band 29	47,082.284	10.80	508,489
Band 30	5,861.631	10.65	62,426
Band 31	4,561.498	10.57	48,215
Band 32	188.827	10.43	1,969
Band 33	971.387	10.33	10,034
Band 34	69.666	10.25	714
Band 38	131,378.748	9.26	1,216,567
Band 41	48,558.888	10.65	517,152
Band 42	4,369.228	10.55	46,095
Band 43	18,289.342	10.48	191,672
Band 45	2,622.332	10.22	26,800
Band 46	979,337.403	10.04	9,832,548
Band 47	140,460.040	9.96	1,398,982
Band 50	8,293.588	9.04	74,974
Band 51	1,050.933	8.94	9,395
Band 52	1,286.511	9.15	11,772
Band 56	560,837.473	8.10	4,542,784
Band 59	2,904.439	7.93	23,032
Band 60	16,966.199	8.03	136,239
	16,282,903.264		$ 299,514,181

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	53,012.607	$ 15.22	$ 806,852
Band 7	616.175	15.16	9,341
Band 10	47,017.799	14.94	702,446
Band 12	31,488.698	14.83	466,977
Band 13	5,070.909	10.18	51,622
Band 14	9,452.101	10.60	100,192
Band 15	24,413.204	10.57	258,048
Band 17	13,435.078	10.47	140,665
Band 20	115,090.394	14.72	1,694,131
Band 46	46,309.845	9.97	461,709
	345,906.810		$ 4,691,983
ING Van Kampen Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 1	89.232	$ 16.29	$ 1,454
Band 2	8,949.241	16.04	143,546
Band 3	609.728	15.61	9,518
Band 4	43,936.856	15.73	691,127
Band 5	34,726.715	15.67	544,168
Band 6	2,798,686.518	15.55	43,519,575
Band 7	1,119,056.531	15.49	17,334,186
Band 8	1,168,865.717	15.37	17,965,466
Band 9	118,307.857	15.31	1,811,293
Band 10	3,370,799.643	15.25	51,404,695
Band 11	535,578.973	15.19	8,135,445
Band 12	203,385.015	15.13	3,077,215
Band 13	1,082,379.372	15.08	16,322,281
Band 14	1,910,899.464	14.96	28,587,056
Band 15	1,028,933.695	14.90	15,331,112
Band 16	117,157.272	14.78	1,731,584
Band 17	1,540,299.062	14.73	22,688,605
Band 18	9,887.864	14.67	145,055
Band 19	111,544.200	14.55	1,622,968
Band 20	581,099.087	15.02	8,728,108
Band 21	114,637.737	14.84	1,701,224
Band 25	6,720.232	16.17	108,666
Band 26	122,252.722	12.60	1,540,384
Band 27	38,388.622	12.42	476,787
Band 28	16,031.022	12.34	197,823
Band 29	105,265.556	12.31	1,295,819
Band 30	16,855.822	12.13	204,461
Band 31	8,252.665	12.04	99,362
Band 38	68,042.069	11.25	765,473
Band 41	22,165.571	12.14	269,090
Band 42	442.453	12.02	5,318
Band 43	53,870.619	11.93	642,676

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Franchise Portfolio - Service
Class (continued)
Band 45	2,826.864	$ 11.65	$ 32,933
Band 46	1,592,060.655	12.47	19,852,996
Band 47	127,892.613	12.37	1,582,032
Band 50	1,984.721	10.95	21,733
Band 51	40,403.365	10.84	437,972
Band 52	427.756	11.09	4,744
Band 53	792.948	10.99	8,714
Band 55	8,619.143	11.05	95,242
Band 56	366,477.331	9.16	3,356,932
Band 57	6,425.213	9.06	58,212
Band 59	9,574.985	8.96	85,792
Band 60	603.108	9.08	5,476
	18,516,205.834		$ 272,644,318
ING Van Kampen Global Franchise Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	694,599.707	$ 16.54	$ 11,488,679
Band 7	6,392.551	16.48	105,349
Band 8	448.048	16.36	7,330
Band 10	587,447.482	16.24	9,540,147
Band 11	12,745.933	16.18	206,229
Band 12	204,361.500	16.12	3,294,307
Band 13	8,899.502	12.62	112,312
Band 14	110,442.789	13.41	1,481,038
Band 15	674,371.246	13.37	9,016,344
Band 17	239,727.052	13.25	3,176,383
Band 20	1,016,862.396	16.00	16,269,798
Band 46	502,527.977	12.36	6,211,246
	4,058,826.183		$ 60,909,162
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
Contracts in accumulation period:
Band 4	301.120	$ 9.81	$ 2,954
Band 5	32.231	12.14	391
Band 6	615,239.385	9.79	6,023,194
Band 7	189,724.445	9.79	1,857,402
Band 8	309,949.143	9.77	3,028,203
Band 10	1,397,934.363	9.76	13,643,839
Band 11	128,182.640	9.75	1,249,781
Band 12	7,856.588	9.75	76,602
Band 13	196,936.730	9.74	1,918,164
Band 14	285,272.875	9.73	2,775,705
Band 15	288,917.857	9.72	2,808,282
Band 16	2,230.295	9.71	21,656
Band 17	250,667.509	9.70	2,431,475
Band 18	217.877	9.69	2,111
Band 19	2,085.630	9.68	20,189

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class (continued)
Band 20	49,201.494	$ 9.73	$ 478,731
Band 21	10,835.223	9.71	105,210
Band 26	2,246.736	12.17	27,343
Band 29	3,738.062	12.13	45,343
Band 30	1,949.327	12.10	23,587
Band 31	10,054.067	12.09	121,554
Band 43	3,277.566	12.07	39,560
Band 46	428,010.618	9.69	4,147,423
Band 47	18,376.741	9.67	177,703
Band 56	74,805.939	9.82	734,594
	4,278,044.461		$ 41,760,996
ING Van Kampen Growth and Income Portfolio -
Service Class
Currently payable annuity contracts:	1,130.945	$ 28.22	$ 31,915
Contracts in accumulation period:
Band 1	2,504.208	29.16	73,023
Band 2	304,956.575	28.22	8,605,875
Band 3	8,484.068	26.64	226,016
Band 4	141,131.130	27.12	3,827,476
Band 5	83,097.701	26.87	2,232,835
Band 6	2,460,096.490	26.47	65,118,754
Band 7	1,374,452.567	26.21	36,024,402
Band 8	2,632,001.832	25.82	67,958,287
Band 9	244,106.105	25.57	6,241,793
Band 10	1,868,296.651	25.36	47,380,003
Band 11	2,935,212.781	25.16	73,849,954
Band 12	388,816.091	24.95	9,700,961
Band 13	1,432,519.247	24.74	35,440,526
Band 14	2,115,746.746	24.34	51,497,276
Band 15	572,850.617	24.14	13,828,614
Band 16	58,121.901	23.74	1,379,814
Band 17	771,480.220	23.55	18,168,359
Band 18	27,239.407	23.35	636,040
Band 19	72,769.852	22.97	1,671,524
Band 20	498,320.013	24.54	12,228,773
Band 21	119,973.205	23.94	2,872,159
Band 24	48.630	30.63	1,490
Band 25	21,011.145	28.69	602,810
Band 26	167,878.617	10.73	1,801,338
Band 27	111,061.603	10.57	1,173,921
Band 28	55,575.031	10.50	583,538
Band 29	113,355.450	10.47	1,186,832
Band 30	30,725.207	10.32	317,084
Band 31	25,385.117	10.25	260,197
Band 33	387.231	10.01	3,876
Band 38	55,381.970	9.53	527,790

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class (continued)
Band 41	13,546.918	$ 10.33	$ 139,940
Band 42	7,471.875	10.23	76,437
Band 43	28,727.493	10.16	291,871
Band 45	1,834.460	9.91	18,179
Band 46	1,344,337.776	10.04	13,497,151
Band 47	180,265.730	9.97	1,797,249
Band 50	567.491	9.30	5,278
Band 51	6,208.818	9.20	57,121
Band 56	108,808.975	8.42	916,172
Band 60	2,529.672	8.35	21,123
	20,388,417.561		$ 482,273,776
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	552,747.741	$ 14.09	$ 7,788,216
Band 7	16,677.261	14.04	234,149
Band 8	899.658	13.93	12,532
Band 10	419,820.553	13.83	5,806,118
Band 11	12,094.319	13.78	166,660
Band 12	274,326.366	13.73	3,766,501
Band 13	13,390.374	10.17	136,180
Band 14	76,797.571	10.94	840,165
Band 15	350,081.459	10.91	3,819,389
Band 17	243,019.900	10.82	2,629,475
Band 20	1,593,162.105	13.63	21,714,799
Band 46	445,489.193	9.97	4,441,527
	3,998,506.500		$ 51,355,711
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Band 2	1,084.898	$ 9.41	$ 10,209
Band 4	6,431.193	9.31	59,874
Band 5	2,676.721	9.29	24,867
Band 6	261,968.090	9.25	2,423,205
Band 7	49,947.293	9.23	461,014
Band 8	137,175.067	9.20	1,262,011
Band 9	17,155.792	9.18	157,490
Band 10	456,141.056	9.16	4,178,252
Band 11	37,042.487	9.14	338,568
Band 12	17,229.510	9.12	157,133
Band 13	165,364.732	9.10	1,504,819
Band 14	147,691.916	9.06	1,338,089
Band 15	139,383.492	9.04	1,260,027
Band 16	22,159.285	9.01	199,655
Band 17	141,822.400	8.99	1,274,983
Band 18	76.668	8.97	688
Band 19	1,395.765	8.93	12,464

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class (continued)
Band 20	42,774.439	$ 9.08	$ 388,392
Band 21	13,636.622	9.02	123,002
Band 25	1,138.990	9.45	10,763
Band 26	12,290.828	9.43	115,903
Band 27	3,072.522	9.31	28,605
Band 28	676.949	9.25	6,262
Band 29	9,579.186	9.23	88,416
Band 30	3,697.455	9.12	33,721
Band 31	9,728.492	9.06	88,140
Band 38	5,124.747	8.94	45,815
Band 41	663.391	9.12	6,050
Band 42	2,009.152	9.05	18,183
Band 43	2,423.600	8.99	21,788
Band 46	70,003.823	8.95	626,534
Band 47	14,237.705	8.89	126,573
Band 56	10,865.127	12.84	139,508
	1,806,669.393		$ 16,531,003
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	2,019.212	$ 9.19	$ 18,557
Band 8	744.422	9.13	6,797
Band 10	4,719.240	9.10	42,945
Band 14	2,918.149	9.00	26,263
Band 15	4,315.084	8.98	38,749
Band 17	279.175	8.93	2,493
Band 20	27,084.243	9.02	244,300
Band 46	5,007.966	8.89	44,521
	47,087.491		$ 424,625
ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	2,310.128	$ 8.50	$ 19,636
Band 36	3,697.994	8.44	31,211
Band 38	11,076.412	8.43	93,374
Band 39	3,751.319	8.37	31,399
Band 40	3,227.468	8.33	26,885
	24,063.321		$ 202,505
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	6,583.596	$ 15.24	$ 100,334
Band 36	2,949.882	15.00	44,248
Band 37	425.975	14.83	6,317
Band 38	109,588.280	16.27	1,783,001
Band 39	6,164.875	16.06	99,008
Band 40	1,125.312	15.91	17,904
	126,837.920		$ 2,050,812

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	6,472.606	$ 10.30	$ 66,668
Band 4	104,383.919	10.18	1,062,628
Band 5	18,262.587	10.15	185,365
Band 6	4,248,323.149	10.10	42,908,064
Band 7	1,123,724.357	10.08	11,327,142
Band 8	2,345,939.433	10.03	23,529,773
Band 9	259,385.057	10.01	2,596,444
Band 10	5,554,100.347	9.98	55,429,921
Band 11	832,913.448	9.96	8,295,818
Band 12	187,941.844	9.94	1,868,142
Band 13	1,928,884.247	9.91	19,115,243
Band 14	2,011,323.891	9.86	19,831,654
Band 15	2,034,794.222	9.84	20,022,375
Band 16	231,793.354	9.79	2,269,257
Band 17	2,187,158.837	9.77	21,368,542
Band 18	7,598.630	9.75	74,087
Band 19	56,177.761	9.70	544,924
Band 20	720,913.567	9.89	7,129,835
Band 21	132,835.089	9.82	1,304,441
Band 26	230,323.236	10.32	2,376,936
Band 27	44,118.547	10.17	448,686
Band 28	45,984.018	10.10	464,439
Band 29	120,965.367	10.08	1,219,331
Band 30	14,337.394	9.93	142,370
Band 31	12,737.629	9.86	125,593
Band 34	229.304	9.57	2,194
Band 35	69,799.284	14.72	1,027,445
Band 36	15,558.048	14.50	225,592
Band 37	4,931.858	14.33	70,674
Band 38	667,437.964	14.44	9,637,804
Band 39	206,769.709	14.25	2,946,468
Band 40	39,511.400	14.12	557,901
Band 41	17,483.572	9.94	173,787
Band 42	27,027.684	9.84	265,952
Band 43	97,848.421	9.77	955,979
Band 44	726.975	9.61	6,986
Band 45	13,062.654	9.54	124,618
Band 46	2,278,858.999	9.72	22,150,509
Band 47	327,597.629	9.65	3,161,317
Band 50	14,750.981	8.78	129,514
Band 52	14.478	8.89	129
Band 53	816.348	8.81	7,192
Band 54	1,316.436	8.72	11,479
Band 55	10,498.699	8.86	93,018
Band 56	342,130.408	8.34	2,853,368
Band 57	8,545.815	8.25	70,503
Band 58	1,075.335	8.21	8,829
Band 59	3,490.363	8.16	28,481

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Band 60	3,622.315	$ 8.26	$ 29,920
	28,614,497.215		$ 288,247,337
ING Columbia Small Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	8,445.180	$ 8.28	$ 69,926
Band 4	70,614.313	8.20	579,037
Band 5	18,636.878	8.19	152,636
Band 6	2,897,467.812	8.16	23,643,337
Band 7	562,710.054	8.14	4,580,460
Band 8	1,318,915.197	8.11	10,696,402
Band 9	113,610.570	8.10	920,246
Band 10	4,787,220.668	8.08	38,680,743
Band 11	604,419.095	8.07	4,877,662
Band 12	127,895.779	8.05	1,029,561
Band 13	1,385,993.638	8.04	11,143,389
Band 14	1,341,864.743	8.01	10,748,337
Band 15	1,440,440.327	7.99	11,509,118
Band 16	165,308.014	7.96	1,315,852
Band 17	1,462,453.796	7.95	11,626,508
Band 18	9,287.462	7.93	73,650
Band 19	25,827.801	7.90	204,040
Band 20	485,587.524	8.02	3,894,412
Band 21	95,296.211	7.98	760,464
Band 26	110,538.599	8.30	917,470
Band 27	47,161.472	8.20	386,724
Band 28	9,116.538	8.16	74,391
Band 29	234,663.437	8.14	1,910,160
Band 30	23,193.224	8.05	186,705
Band 31	864.914	8.01	6,928
Band 38	105,700.961	9.08	959,765
Band 41	6,841.108	8.05	55,071
Band 42	42,674.797	7.99	340,972
Band 43	59,451.947	7.95	472,643
Band 44	1,756.006	7.84	13,767
Band 45	2,027.369	7.80	15,813
Band 46	1,277,288.814	7.92	10,116,127
Band 47	357,068.100	7.87	2,810,126
Band 50	9,401.992	8.87	83,396
Band 51	744.100	8.77	6,526
Band 52	1,804.952	8.98	16,208
Band 53	1,730.757	8.90	15,404
Band 54	1,510.230	8.81	13,305
Band 55	8,776.313	8.95	78,548
Band 56	148,750.355	8.75	1,301,566
Band 57	5,114.092	8.65	44,237
Band 59	996.799	8.56	8,533
Band 60	781.706	8.67	6,777
	19,379,953.644		$ 156,346,942

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	24,160.087	$ 9.04	$ 218,407
Band 4	157,888.885	8.94	1,411,527
Band 5	43,127.813	8.92	384,700
Band 6	3,902,576.713	8.89	34,693,907
Band 7	673,194.259	8.87	5,971,233
Band 8	2,116,674.284	8.83	18,690,234
Band 9	434,528.185	8.81	3,828,193
Band 10	7,644,431.049	8.80	67,270,993
Band 11	864,230.047	8.78	7,587,940
Band 12	150,346.627	8.76	1,317,036
Band 13	1,850,971.421	8.74	16,177,490
Band 14	2,428,355.890	8.70	21,126,696
Band 15	2,512,125.476	8.69	21,830,370
Band 16	300,132.050	8.65	2,596,142
Band 17	1,841,995.419	8.63	15,896,420
Band 18	8,079.228	8.61	69,562
Band 19	36,681.083	8.58	314,724
Band 20	531,824.735	8.72	4,637,512
Band 21	167,610.155	8.67	1,453,180
Band 25	19,136.592	9.07	173,569
Band 26	179,608.725	9.05	1,625,459
Band 27	142,321.701	8.94	1,272,356
Band 28	41,388.507	8.89	367,944
Band 29	49,033.379	8.87	434,926
Band 30	11,996.982	8.76	105,094
Band 31	10,586.645	8.70	92,104
Band 32	752.997	8.60	6,476
Band 34	391.203	8.47	3,313
Band 35	18,048.209	10.57	190,770
Band 36	6,060.940	10.40	63,034
Band 38	240,886.605	11.93	2,873,777
Band 39	22,766.409	11.77	267,961
Band 40	3,955.515	11.66	46,121
Band 41	126,712.128	8.76	1,109,998
Band 42	11,800.201	8.69	102,544
Band 43	135,598.205	8.63	1,170,213
Band 44	1,189.675	8.51	10,124
Band 45	10,151.482	8.45	85,780
Band 46	2,826,694.362	8.60	24,309,572
Band 47	276,908.235	8.54	2,364,796
Band 50	17,333.247	8.90	154,266
Band 51	7,449.526	8.81	65,630
Band 52	1,801.034	9.01	16,227
Band 54	6,502.075	8.84	57,478
Band 55	11,445.592	8.98	102,781
Band 56	511,757.077	8.26	4,227,113
Band 57	15,470.016	8.17	126,390
Band 59	13,794.812	8.08	111,462

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
(continued)
Band 60	751.934	$ 8.18	$ 6,151
	30,411,227.416		$ 267,019,695
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	711.232	$ 8.62	$ 6,131
Band 4	54,776.130	13.37	732,357
Band 5	170.763	14.28	2,438
Band 6	802,705.446	8.56	6,871,159
Band 7	161,751.709	14.11	2,282,317
Band 8	334,740.562	8.54	2,858,684
Band 9	86,333.644	13.95	1,204,354
Band 10	1,477,122.943	11.31	16,706,260
Band 11	270,471.691	8.52	2,304,419
Band 12	46,439.239	8.51	395,198
Band 13	182,345.056	13.73	2,503,598
Band 14	507,216.279	8.49	4,306,266
Band 15	388,926.889	13.57	5,277,738
Band 16	13,747.957	8.46	116,308
Band 17	510,957.966	8.46	4,322,704
Band 18	224.851	8.45	1,900
Band 19	8,463.519	10.93	92,506
Band 20	111,571.828	11.18	1,247,373
Band 21	44,138.753	11.09	489,499
Band 26	73,105.527	14.67	1,072,458
Band 27	57,973.040	14.33	830,754
Band 28	11,303.229	14.17	160,167
Band 29	58,828.172	14.11	830,066
Band 30	44,750.165	13.78	616,657
Band 31	22,817.350	13.62	310,772
Band 32	862.535	13.32	11,489
Band 34	1,972.701	12.96	25,566
Band 35	56,416.623	14.90	840,608
Band 36	23,661.918	14.67	347,120
Band 37	5,798.054	14.50	84,072
Band 38	237,314.399	14.14	3,355,626
Band 39	82,431.492	13.96	1,150,744
Band 40	18,999.518	13.82	262,573
Band 41	19,367.428	12.95	250,808
Band 42	19,359.526	12.79	247,608
Band 43	74,803.393	12.67	947,759
Band 44	371.082	10.91	4,049
Band 46	336,575.056	8.44	2,840,693
Band 47	18,745.309	8.42	157,836
Band 56	200,210.191	8.60	1,721,808
Band 57	9,902.890	8.52	84,373
Band 59	4,034.890	8.44	34,054
Band 60	1,418.659	8.53	12,101
	6,383,839.604		$ 67,920,970

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,912.938	$ 10.72	$ 52,667
Band 4	14,432.501	10.55	152,263
Band 5	5,808.829	10.52	61,109
Band 6	917,443.913	10.45	9,587,289
Band 7	796,511.598	10.41	8,291,686
Band 8	407,951.508	10.35	4,222,298
Band 9	52,305.097	10.31	539,266
Band 10	1,187,831.683	10.28	12,210,910
Band 11	333,042.561	10.25	3,413,686
Band 12	59,475.642	10.22	607,841
Band 13	512,067.652	10.18	5,212,849
Band 14	1,394,251.234	10.12	14,109,822
Band 15	397,735.784	10.08	4,009,177
Band 16	67,363.854	10.02	674,986
Band 17	997,485.944	9.99	9,964,885
Band 18	2,831.083	9.95	28,169
Band 19	57,651.746	9.89	570,176
Band 20	814,326.639	10.15	8,265,415
Band 21	63,635.319	10.05	639,535
Band 26	35,599.339	10.75	382,693
Band 27	15,528.454	10.55	163,825
Band 28	2,129.174	10.45	22,250
Band 29	10,428.374	10.41	108,559
Band 30	18,986.271	10.21	193,850
Band 31	16,175.233	10.12	163,693
Band 34	3,949.464	9.71	38,349
Band 35	5,409.428	10.04	54,311
Band 36	1,294.755	9.95	12,883
Band 37	4,446.878	10.65	47,359
Band 38	32,358.317	9.92	320,995
Band 39	8,605.557	9.83	84,593
Band 40	38,808.556	9.76	378,772
Band 41	13,740.584	10.22	140,429
Band 42	4,448.143	10.09	44,882
Band 43	13,476.824	9.99	134,633
Band 44	451.842	8.96	4,049
Band 46	467,004.848	8.82	4,118,983
Band 47	38,885.263	8.76	340,635
Band 52	1,800.031	8.26	14,868
Band 56	1,234.423	8.23	10,159
Band 57	1,893.170	8.14	15,410
	8,823,720.453		$ 89,410,209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	17,773.492	$ 11.97	$ 212,749
Band 7	5,129.715	11.86	60,838
Band 9	35,270.821	11.77	415,138
Band 10	11,955.823	11.74	140,361
Band 13	4,173.835	11.66	48,667
Band 15	17,878.064	11.58	207,028
Band 20	2,809.815	11.63	32,678
Band 21	6,491.676	11.55	74,979
Band 26	111,642.705	12.14	1,355,342
Band 27	53,881.400	11.97	644,960
Band 28	20,243.015	11.88	240,487
Band 29	33,373.786	11.86	395,813
Band 30	17,301.287	11.69	202,252
Band 31	22,898.655	11.60	265,624
Band 35	107,024.562	12.26	1,312,121
Band 36	6,985.514	12.14	84,804
Band 37	1,259.802	12.06	15,193
Band 38	90,723.841	12.11	1,098,666
Band 39	19,418.812	12.00	233,026
Band 40	10,984.377	11.91	130,824
Band 41	2,396.074	11.69	28,010
Band 42	6,136.723	11.58	71,063
Band 43	12,663.577	11.50	145,631
	618,417.371		$ 7,416,254
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,666.592	$ 11.96	$ 43,852
Band 4	88,906.837	14.24	1,266,033
Band 5	16,521.760	13.52	223,374
Band 6	1,635,219.773	11.73	19,181,128
Band 7	212,510.894	13.36	2,839,146
Band 8	726,173.068	11.65	8,459,916
Band 9	140,375.541	13.21	1,854,361
Band 10	1,695,188.280	11.82	20,037,125
Band 11	216,076.675	11.57	2,500,007
Band 12	57,060.853	11.54	658,482
Band 13	400,384.179	13.00	5,204,994
Band 14	604,812.015	11.46	6,931,146
Band 15	797,167.251	12.85	10,243,599
Band 16	55,362.252	11.37	629,469
Band 17	670,415.771	11.35	7,609,219
Band 18	17,396.260	11.32	196,926
Band 19	32,074.996	11.41	365,976
Band 20	222,438.055	11.68	2,598,076
Band 21	84,777.704	11.58	981,726
Band 26	170,424.225	13.89	2,367,192

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
(continued)
Band 27	24,951.133	$ 13.57	$ 338,587
Band 28	15,715.348	13.41	210,743
Band 29	133,706.915	13.36	1,786,324
Band 30	14,528.015	13.05	189,591
Band 31	5,828.902	12.90	75,193
Band 34	440.228	12.27	5,402
Band 35	160,556.497	14.11	2,265,452
Band 36	36,970.417	13.89	513,519
Band 37	26,385.122	13.73	362,268
Band 38	612,787.533	15.14	9,277,603
Band 39	170,445.940	14.94	2,546,462
Band 40	90,622.394	14.80	1,341,211
Band 41	17,045.983	13.80	235,235
Band 42	4,027.855	13.62	54,859
Band 43	35,201.697	13.49	474,871
Band 44	788.675	11.67	9,204
Band 45	6,555.157	11.47	75,188
Band 46	686,776.296	11.29	7,753,704
Band 47	103,452.792	11.21	1,159,706
Band 50	4,608.011	9.68	44,606
Band 51	3,825.644	9.58	36,650
Band 52	587.339	9.80	5,756
Band 55	306.828	9.77	2,998
Band 56	167,943.859	8.52	1,430,882
Band 60	475.245	8.44	4,011
	10,171,486.806		$ 124,391,772
ING Oppenheimer Strategic Income Portfolio - Service
Class
Contracts in accumulation period:
Band 35	210,339.436	$ 11.80	$ 2,482,005
Band 36	33,042.670	11.69	386,269
Band 37	7,385.274	11.61	85,743
Band 38	379,502.202	11.66	4,424,996
Band 39	73,244.300	11.55	845,972
Band 40	28,067.059	11.47	321,929
	731,580.941		$ 8,546,914
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	153,920.668	$ 14.46	$ 2,225,693
Band 36	18,209.790	14.24	259,307
Band 37	4,159.309	14.07	58,521
Band 38	425,757.514	13.12	5,585,939
Band 39	63,013.019	12.95	816,019
Band 40	53,328.247	12.82	683,668
	718,388.547		$ 9,629,147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	52,847.890	$ 10.78	$ 569,700
Band 36	3,104.929	10.68	33,161
Band 37	29,920.950	10.60	317,162
Band 38	1,144,939.787	10.65	12,193,609
Band 39	246,961.995	10.55	2,605,449
Band 40	118,496.673	10.48	1,241,845
	1,596,272.224		$ 16,960,926
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	91,148.536	$ 10.41	$ 948,856
Band 36	3,398.445	10.31	35,038
Band 37	822.245	10.24	8,420
Band 38	1,275,367.096	10.29	13,123,527
Band 39	155,852.366	10.19	1,588,136
Band 40	113,232.954	10.12	1,145,917
	1,639,821.642		$ 16,849,894
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	7,997.588	$ 10.47	$ 83,735
Band 36	23,352.436	10.37	242,165
Band 38	754,226.835	10.35	7,806,248
Band 39	112,750.913	10.25	1,155,697
Band 40	171,759.418	10.18	1,748,511
	1,070,087.190		$ 11,036,356
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,777.254	$ 10.43	$ 91,547
Band 38	57,858.314	10.31	596,519
Band 39	18,715.226	10.22	191,270
Band 40	49,727.369	10.14	504,236
	135,078.163		$ 1,383,572
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	19,233.060	$ 11.07	$ 212,910
Band 36	5,285.267	10.97	57,979
Band 38	432,936.354	10.94	4,736,324
Band 39	79,767.685	10.84	864,682
Band 40	97,304.558	10.76	1,046,997
	634,526.924		$ 6,918,892

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	53,994.869	$ 11.36	$ 613,382
Band 36	9,367.372	11.18	104,727
Band 37	3,440.113	11.04	37,979
Band 38	468,960.138	13.67	6,410,685
Band 39	118,036.487	13.50	1,593,493
Band 40	26,312.786	13.37	351,802
	680,111.765		$ 9,112,068
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,376.134	$ 8.22	$ 11,312
Band 4	23,558.798	8.16	192,240
Band 5	10,501.519	8.15	85,587
Band 6	1,909,257.157	8.13	15,522,261
Band 7	703,912.921	8.12	5,715,773
Band 8	1,055,200.733	8.10	8,547,126
Band 9	134,529.601	8.09	1,088,344
Band 10	2,291,739.379	8.08	18,517,254
Band 11	516,453.172	8.06	4,162,613
Band 12	80,479.675	8.05	647,861
Band 13	674,878.602	8.04	5,426,024
Band 14	1,015,681.202	8.02	8,145,763
Band 15	987,671.034	8.01	7,911,245
Band 16	100,528.738	7.99	803,225
Band 17	741,997.505	7.98	5,921,140
Band 18	1,124.189	7.97	8,960
Band 19	37,103.487	7.94	294,602
Band 20	274,869.296	8.03	2,207,200
Band 21	32,017.509	8.00	256,140
Band 26	31,553.498	8.23	259,685
Band 27	13,894.088	8.16	113,376
Band 28	9,175.017	8.13	74,593
Band 29	59,664.610	8.12	484,477
Band 30	16,687.970	8.05	134,338
Band 31	3,578.258	8.02	28,698
Band 35	91,392.719	11.03	1,008,062
Band 36	16,647.317	10.86	180,790
Band 37	13,333.527	10.73	143,069
Band 38	258,179.018	12.83	3,312,437
Band 39	47,044.335	12.67	596,052
Band 40	13,493.794	12.54	169,212
Band 41	9,625.963	8.06	77,585
Band 42	1,667.512	8.01	13,357
Band 43	28,047.249	7.98	223,817
Band 45	1,381.418	7.87	10,872
Band 46	556,709.636	7.96	4,431,409

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service
Class (continued)
Band 47	39,025.153	$ 7.92	$ 309,079
Band 50	960.396	8.04	7,722
Band 52	737.081	8.12	5,985
Band 56	68,297.975	8.47	578,484
Band 59	1,706.440	8.29	14,146
Band 60	1,141.623	8.39	9,578
	11,876,825.248		$ 97,651,493
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	10,215.493	$ 9.82	$ 100,316
Band 3	4,110.236	9.69	39,828
Band 4	101,896.950	9.73	991,457
Band 5	24,208.296	9.71	235,063
Band 6	2,884,424.571	9.67	27,892,386
Band 7	1,511,460.106	9.65	14,585,590
Band 8	2,166,833.602	9.62	20,844,939
Band 9	191,584.706	9.60	1,839,213
Band 10	4,275,235.602	9.58	40,956,757
Band 11	780,778.863	9.56	7,464,246
Band 12	140,509.558	9.55	1,341,866
Band 13	1,636,070.110	9.53	15,591,748
Band 14	3,151,373.210	9.49	29,906,532
Band 15	1,737,933.385	9.47	16,458,229
Band 16	205,052.340	9.44	1,935,694
Band 17	2,239,074.751	9.42	21,092,084
Band 18	6,725.116	9.40	63,216
Band 19	181,697.106	9.37	1,702,502
Band 20	994,252.257	9.51	9,455,339
Band 21	103,342.492	9.46	977,620
Band 26	146,123.327	9.83	1,436,392
Band 27	37,323.505	9.73	363,158
Band 28	24,870.641	9.67	240,499
Band 29	73,996.340	9.65	714,065
Band 30	20,599.975	9.54	196,524
Band 31	21,982.661	9.49	208,615
Band 33	290.284	9.32	2,705
Band 35	55,311.746	8.24	455,769
Band 36	1,050.129	8.21	8,622
Band 37	5,983.515	8.18	48,945
Band 38	293,112.189	10.46	3,065,953
Band 39	54,867.840	8.17	448,270
Band 40	60,190.234	8.15	490,550
Band 41	13,339.449	9.55	127,392
Band 42	22,136.695	9.48	209,856
Band 43	64,226.843	9.42	605,017

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
(continued)
Band 45	3,772.996	$ 9.25	$ 34,900
Band 46	1,550,533.150	9.39	14,559,506
Band 47	256,478.229	9.33	2,392,942
Band 50	895.612	10.18	9,117
Band 51	774.744	10.07	7,802
Band 55	8,592.655	10.27	88,247
Band 56	247,823.939	7.84	1,942,940
Band 57	10,578.903	7.76	82,092
Band 58	1,150.202	7.72	8,880
Band 59	894.003	7.67	6,857
Band 60	3,431.342	7.77	26,662
	25,327,109.898		$ 241,256,902
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	5,698.829	$ 12.46	$ 71,007
Band 7	110.757	8.88	984
Band 9	11,913.285	8.77	104,480
Band 10	415.885	11.01	4,579
Band 13	8,511.912	8.62	73,373
Band 15	9,568.932	8.51	81,432
Band 21	1,096.349	10.79	11,830
Band 26	21,519.237	9.27	199,483
Band 27	41,384.735	9.03	373,704
Band 28	17,214.571	8.92	153,554
Band 29	18,488.995	8.88	164,182
Band 30	7,285.454	8.65	63,019
Band 31	15,748.218	8.54	134,490
Band 41	710.109	12.07	8,571
Band 43	2,879.389	11.81	34,006
	162,546.657		$ 1,478,694
ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	3,996.674	$ 10.20	$ 40,766
Band 6	40,540.690	10.15	411,488
Band 7	36,914.314	10.13	373,942
Band 8	34,638.832	10.09	349,506
Band 9	3,510.840	10.08	35,389
Band 10	90,886.291	10.06	914,316
Band 11	28,869.904	10.04	289,854
Band 12	4,261.338	10.02	42,699
Band 13	42,576.253	10.01	426,188
Band 14	58,759.369	9.97	585,831
Band 15	25,007.578	9.96	249,075
Band 16	4,863.214	9.92	48,243
Band 17	31,850.768	9.90	315,323
Band 18	1,014.617	9.89	10,035
Band 19	6,627.359	9.85	65,279
Band 20	21,231.324	9.99	212,101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Service Class
(continued)
Band 21	252.477	$ 9.94	$ 2,510
Band 35	45,639.441	10.25	467,804
Band 36	4,595.539	10.08	46,323
Band 37	3,948.696	9.96	39,329
Band 38	132,960.683	13.11	1,743,115
Band 39	33,573.726	12.95	434,780
Band 40	2,547.332	12.82	32,657
Band 46	38,877.828	9.87	383,724
Band 47	11,285.648	9.82	110,825
Band 51	2,928.760	9.91	29,024
Band 55	5,656.317	10.10	57,129
	717,815.812		$ 7,717,255
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,301.982	$ 9.81	$ 22,582
Band 4	30,917.474	10.43	322,469
Band 5	327.962	9.67	3,171
Band 6	92,506.539	9.63	890,838
Band 7	20,893.086	10.31	215,408
Band 8	62,605.343	9.56	598,507
Band 9	5,905.015	10.22	60,349
Band 10	71,833.073	10.19	731,979
Band 11	10,929.705	9.49	103,723
Band 12	4,589.383	9.47	43,461
Band 13	33,027.887	10.10	333,582
Band 14	15,456.890	9.40	145,295
Band 15	38,475.569	10.01	385,140
Band 16	1,240.347	9.33	11,572
Band 17	55,622.485	9.31	517,845
Band 20	7,415.995	10.07	74,679
Band 21	19,672.835	9.98	196,335
Band 26	6,192.902	10.61	65,707
Band 27	615.833	10.42	6,417
Band 28	2,194.033	10.33	22,664
Band 29	4,902.661	10.30	50,497
Band 30	352.465	10.13	3,570
Band 31	633.504	10.04	6,360
Band 35	17,623.246	9.88	174,118
Band 37	18,397.676	9.60	176,618
Band 38	48,369.556	12.05	582,853
Band 39	8,414.481	11.89	100,048
Band 40	6,162.502	11.78	72,594
Band 41	9,493.873	10.13	96,173
Band 42	995.189	10.02	9,972
Band 43	7,819.000	9.93	77,643
Band 46	28,517.100	9.27	264,354
Band 47	14,871.010	9.20	136,813
	649,276.601		$ 6,503,336

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,190.998	$ 9.43	$ 20,661
Band 4	129,999.415	11.49	1,493,693
Band 5	20,196.095	10.97	221,551
Band 6	2,202,640.090	10.89	23,986,751
Band 7	304,404.096	10.85	3,302,784
Band 8	896,353.179	10.76	9,644,760
Band 9	191,338.027	10.72	2,051,144
Band 10	2,361,639.539	10.68	25,222,310
Band 11	249,815.131	10.64	2,658,033
Band 12	378,272.202	10.60	4,009,685
Band 13	443,852.990	10.55	4,682,649
Band 14	830,175.234	9.75	8,094,209
Band 15	1,474,475.039	10.43	15,378,775
Band 16	61,208.126	8.79	538,019
Band 17	1,007,576.576	9.64	9,713,038
Band 18	2,629.563	8.93	23,482
Band 19	16,496.564	9.40	155,068
Band 20	2,199,381.245	10.51	23,115,497
Band 21	97,602.035	9.54	931,123
Band 26	190,918.075	11.27	2,151,647
Band 27	97,170.629	11.01	1,069,849
Band 28	24,045.601	10.89	261,857
Band 29	100,990.576	10.84	1,094,738
Band 30	47,130.141	10.59	499,108
Band 31	22,655.343	10.47	237,201
Band 32	1,288.931	10.24	13,199
Band 34	5,525.578	9.96	55,035
Band 35	54,754.636	11.45	626,941
Band 36	20,559.112	11.27	231,701
Band 37	16,919.306	11.14	188,481
Band 38	265,009.808	12.18	3,227,819
Band 39	68,611.669	12.02	824,712
Band 40	10,224.722	11.90	121,674
Band 41	50,920.751	11.14	567,257
Band 42	11,204.346	10.99	123,136
Band 43	92,293.489	10.89	1,005,076
Band 44	2,165.504	9.47	20,507
Band 45	6,839.900	9.31	63,679
Band 46	1,698,305.272	8.72	14,809,222
Band 47	69,884.359	8.84	617,778
Band 50	1,073.890	8.49	9,117
Band 55	1,839.536	8.57	15,765
Band 56	136,837.323	8.33	1,139,855
Band 57	9,071.167	8.24	74,746
	15,876,485.808		$ 164,293,332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	169,378.960	$ 11.63	$ 1,969,877
Band 36	7,451.097	11.52	85,837
Band 37	5,415.621	11.44	61,955
Band 38	11,060.899	11.49	127,090
Band 39	8,846.519	11.39	100,762
	202,153.096		$ 2,345,521
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	7,883.962	$ 11.36	$ 89,562
Band 4	113,621.695	11.23	1,275,972
Band 5	30,430.599	11.20	340,823
Band 6	2,591,371.209	11.15	28,893,789
Band 7	864,370.585	11.12	9,611,801
Band 8	916,528.877	11.07	10,145,975
Band 9	226,148.031	11.04	2,496,674
Band 10	3,059,374.827	11.01	33,683,717
Band 11	686,959.807	10.99	7,549,688
Band 12	222,360.191	10.96	2,437,068
Band 13	979,825.506	10.94	10,719,291
Band 14	1,395,112.761	10.88	15,178,827
Band 15	1,088,308.225	10.86	11,819,027
Band 16	153,099.743	10.80	1,653,477
Band 17	988,592.611	10.78	10,657,028
Band 18	9,725.390	10.75	104,548
Band 19	66,180.791	10.70	708,134
Band 20	545,404.969	10.91	5,950,368
Band 21	92,793.378	10.83	1,004,952
Band 25	9,772.607	9.60	93,817
Band 26	222,056.885	11.39	2,529,228
Band 27	89,492.745	11.22	1,004,109
Band 28	30,725.819	11.14	342,286
Band 29	102,769.850	11.12	1,142,801
Band 30	35,620.910	10.96	390,405
Band 31	12,316.372	10.88	134,002
Band 32	6,060.712	10.73	65,031
Band 35	211,728.474	11.76	2,489,927
Band 36	46,753.046	11.57	540,933
Band 37	35,837.140	11.43	409,619
Band 38	675,825.565	13.99	9,454,800
Band 39	88,651.545	13.81	1,224,278
Band 40	90,006.009	13.67	1,230,382
Band 41	6,396.969	10.96	70,111
Band 42	590.122	10.86	6,409
Band 43	52,944.202	10.78	570,738
Band 45	2,887.567	10.52	30,377
Band 46	901,366.681	10.73	9,671,664

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Service Class (continued)
Band 47	139,616.484	$ 10.65	$ 1,486,916
Band 49	97,968.511	9.12	893,473
Band 50	279.394	8.73	2,439
Band 51	825.513	8.66	7,149
Band 53	1,813.879	8.76	15,890
Band 56	135,518.974	9.28	1,257,616
Band 57	16,958.779	9.17	155,512
Band 58	1,642.934	9.13	15,000
	17,054,520.845		$ 189,555,633
ING Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	14,294.846	$ 13.35	$ 190,836
Band 36	16,592.636	13.22	219,355
Band 38	59,209.312	13.19	780,971
Band 39	12,318.966	13.07	161,009
Band 40	83.617	12.97	1,085
	102,499.377		$ 1,353,256
ING Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	5,209.589	$ 14.25	$ 74,237
Band 37	600.556	14.02	8,420
Band 38	14,006.793	14.08	197,216
Band 39	8,665.561	13.95	120,885
Band 40	13,598.470	13.85	188,339
	42,080.969		$ 589,097
ING Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 35	9,881.056	$ 13.81	$ 136,457
Band 36	3,954.885	13.68	54,103
Band 37	2,897.270	13.59	39,374
Band 38	14,950.854	13.65	204,079
Band 39	8,763.446	13.52	118,482
Band 40	7,766.699	13.43	104,307
	48,214.210		$ 656,802
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	590.716	$ 7.89	$ 4,661
Band 23	13,240.305	7.87	104,201
	13,831.021		$ 108,862

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 2	28,430.989	$ 7.89	$ 224,321
Band 3	4,188.323	8.79	36,815
Band 4	179,700.278	7.85	1,410,647
Band 5	400,179.473	7.84	3,137,407
Band 6	5,796,850.212	7.82	45,331,369
Band 7	6,354,228.136	7.82	49,690,064
Band 8	2,466,114.206	7.80	19,235,691
Band 9	1,146,209.540	7.79	8,928,972
Band 10	5,516,323.659	7.78	42,916,998
Band 11	3,437,047.920	7.77	26,705,862
Band 12	2,512,614.183	7.77	19,523,012
Band 13	5,220,432.428	7.76	40,510,556
Band 14	7,919,871.291	7.74	61,299,804
Band 15	1,432,459.014	7.73	11,072,908
Band 16	301,735.484	7.71	2,326,381
Band 17	3,888,232.014	7.71	29,978,269
Band 18	176,851.966	7.70	1,361,760
Band 19	443,527.444	7.68	3,406,291
Band 20	3,239,497.454	7.75	25,106,105
Band 21	781,648.148	7.72	6,034,324
Band 24	243.158	7.98	1,940
Band 25	96,047.848	8.84	849,063
Band 26	1,371,536.859	7.90	10,835,141
Band 27	536,639.466	7.85	4,212,620
Band 28	234,733.829	7.82	1,835,619
Band 29	980,062.927	7.82	7,664,092
Band 30	505,909.756	7.76	3,925,860
Band 31	365,488.711	7.74	2,828,883
Band 34	1,822.304	7.63	13,904
Band 35	255,789.713	13.34	3,412,235
Band 36	17,392.188	13.16	228,881
Band 37	12,341.285	13.03	160,807
Band 38	319,762.855	12.51	4,000,233
Band 39	36,826.090	12.35	454,802
Band 40	24,450.923	12.23	299,035
Band 41	48,326.476	7.77	375,497
Band 42	11,849.832	7.73	91,599
Band 43	78,125.332	7.71	602,346
Band 44	583.952	7.65	4,467
Band 45	6,183.694	7.62	47,120
Band 46	1,590,312.139	7.69	12,229,500
Band 47	185,965.936	7.66	1,424,499
Band 50	449.831	8.33	3,747
Band 51	1,608.162	8.29	13,332
Band 52	307.774	8.38	2,579
Band 54	3,531.157	8.30	29,309
Band 56	20,311.861	8.42	171,026
	57,952,746.220		$ 453,955,692

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	5,306.511	$ 10.46	$ 55,506
Band 9	12,668.435	10.34	130,992
Band 10	166,345.660	10.31	1,715,024
Band 13	286.448	10.22	2,927
Band 15	47,441.750	10.14	481,059
Band 20	14,686.396	10.19	149,654
Band 21	62,315.591	10.11	630,011
Band 26	218,409.806	10.72	2,341,353
Band 27	84,882.998	10.54	894,667
Band 28	21,863.074	10.45	228,469
Band 29	416,300.519	10.42	4,337,851
Band 30	259,125.298	10.24	2,653,443
Band 31	60,681.167	10.16	616,521
Band 38	5,465.720	10.69	58,429
Band 39	2,205.401	10.57	23,311
	1,377,984.774		$ 14,319,217
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	2,083.244	$ 10.23	$ 21,312
Band 9	37,440.400	10.12	378,897
Band 10	38,371.274	10.10	387,550
Band 12	1,472.044	10.04	14,779
Band 13	10,612.229	10.02	106,335
Band 15	44,475.237	9.94	442,084
Band 19	2,766.372	9.78	27,055
Band 20	2,768.175	9.99	27,654
Band 21	55,420.419	9.91	549,216
Band 26	292,974.490	10.48	3,070,373
Band 27	87,940.688	10.31	906,668
Band 28	90,047.557	10.23	921,187
Band 29	491,693.637	10.20	5,015,275
Band 30	128,179.244	10.04	1,286,920
Band 31	90,605.292	9.96	902,429
Band 38	30,966.714	10.46	323,912
Band 39	3,077.961	10.35	31,857
Band 45	707.837	9.61	6,802
	1,411,602.814		$ 14,420,305

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	290.312	$ 10.16	$ 2,950
Band 9	63,562.802	10.06	639,442
Band 10	27,680.510	10.03	277,636
Band 13	5,506.583	9.96	54,846
Band 15	26,445.320	9.88	261,280
Band 20	7,267.375	9.93	72,165
Band 21	32,044.062	9.86	315,954
Band 26	163,025.916	10.40	1,695,470
Band 27	36,000.336	10.24	368,643
Band 28	6,050.572	10.16	61,474
Band 29	492,889.449	10.13	4,992,970
Band 30	91,285.729	9.98	911,032
Band 31	79,274.006	9.90	784,813
Band 33	701.526	9.66	6,777
Band 44	688.148	9.65	6,641
	1,032,712.646		$ 10,452,093
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	206.677	$ 10.22	$ 2,112
Band 9	2,591.889	10.12	26,230
Band 10	58,166.783	10.09	586,903
Band 13	304.236	10.02	3,048
Band 15	3,198.558	9.94	31,794
Band 21	15,142.954	9.92	150,218
Band 26	133,076.724	10.44	1,389,321
Band 27	38,737.354	10.29	398,607
Band 28	20,650.090	10.21	210,837
Band 29	197,363.239	10.19	2,011,131
Band 30	36,814.930	10.04	369,622
Band 31	31,345.506	9.96	312,201
Band 35	287.178	10.54	3,027
Band 38	5,043.904	10.42	52,557
	542,930.022		$ 5,547,608

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	4,089.482	$ 10.08	$ 41,222
Band 10	14,386.672	10.06	144,730
Band 13	1,495.143	9.99	14,936
Band 15	578.769	9.92	5,741
Band 20	4,080.531	9.96	40,642
Band 21	988.404	9.89	9,775
Band 26	127,288.048	10.38	1,321,250
Band 27	103,224.130	10.24	1,057,015
Band 28	73,937.781	10.17	751,947
Band 29	121,814.095	10.15	1,236,413
Band 30	10,802.235	10.01	108,130
Band 31	28,289.257	9.94	281,195
Band 39	12,859.894	10.27	132,071
	503,834.441		$ 5,145,067
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	14,069.107	$ 9.92	$ 139,566
Band 10	44,828.791	9.90	443,805
Band 13	13,228.180	9.84	130,165
Band 15	397.769	9.77	3,886
Band 20	3,175.170	9.81	31,148
Band 21	301.477	9.75	2,939
Band 26	63,159.101	10.21	644,854
Band 27	2,826.987	10.07	28,468
Band 28	59.432	10.01	595
Band 29	95,548.018	9.98	953,569
Band 30	12,138.530	9.85	119,565
Band 31	146,881.996	9.79	1,437,975
Band 35	14,892.423	10.30	153,392
	411,506.981		$ 4,089,927
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,141.882	$ 10.10	$ 132,733
Band 10	31,098.431	10.08	313,472
Band 13	2,941.876	10.02	29,478
Band 15	50,628.763	9.96	504,262
Band 21	62,551.065	9.94	621,758
Band 26	92,364.677	10.38	958,745
Band 27	72,743.804	10.25	745,624
Band 28	12,071.914	10.18	122,892
Band 29	66,918.473	10.16	679,892
Band 30	147,968.311	10.04	1,485,602
Band 31	11,191.315	9.97	111,577
Band 39	1.328	10.27	14
Band 44	1,300.571	9.77	12,707
	564,922.410		$ 5,718,756

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	7,553.713	$ 10.08	$ 76,141
Band 10	16,597.042	10.06	166,966
Band 13	434.037	10.00	4,340
Band 15	3,145.354	9.94	31,265
Band 21	6,015.915	9.92	59,678
Band 26	10,004.643	10.33	103,348
Band 27	40,352.564	10.21	412,000
Band 29	100,574.861	10.13	1,018,823
Band 30	30,503.366	10.02	305,644
Band 31	3,840.495	9.96	38,251
Band 34	1,611.445	9.71	15,647
	220,633.435		$ 2,232,103
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	5,366.558	$ 9.94	$ 53,344
Band 10	2,623.053	9.93	26,047
Band 15	6,901.660	9.82	67,774
Band 26	644,619.132	10.17	6,555,777
Band 27	475,017.774	10.07	4,783,429
Band 28	306,027.145	10.01	3,063,332
Band 29	88,477.380	9.99	883,889
Band 30	20,646.072	9.89	204,190
Band 31	17,356.940	9.83	170,619
	1,567,035.714		$ 15,808,401
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	223,450.858	$ 10.00	$ 2,234,509
Band 10	8,202.043	9.99	81,938
Band 13	87,893.757	9.94	873,664
Band 14	11,136.351	9.91	110,361
Band 15	64,940.240	9.89	642,259
Band 19	1,477.135	9.80	14,476
Band 21	2,936.741	9.88	29,015
Band 26	1,646,495.252	10.20	16,794,252
Band 27	1,125,056.075	10.11	11,374,317
Band 28	570,262.503	10.06	5,736,841
Band 29	367,222.659	10.05	3,690,588
Band 30	343,841.980	9.95	3,421,228
Band 31	36,839.413	9.91	365,079
Band 34	238.563	9.72	2,319
	4,489,993.570		$ 45,370,846

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
Contracts in accumulation period:
Band 2	9,479.170	$ 9.85	$ 93,370
Band 4	67,035.377	9.81	657,617
Band 5	21,222.226	9.80	207,978
Band 6	2,801,526.799	9.78	27,398,932
Band 7	1,682,917.317	9.78	16,458,931
Band 8	2,021,361.469	9.76	19,728,488
Band 9	117,721.194	9.75	1,147,782
Band 10	3,822,702.105	9.74	37,233,119
Band 11	817,124.781	9.73	7,950,624
Band 12	220,402.397	9.73	2,144,515
Band 13	1,517,673.642	9.72	14,751,788
Band 14	2,338,893.010	9.70	22,687,262
Band 15	1,620,778.871	9.69	15,705,347
Band 16	209,930.867	9.68	2,032,131
Band 17	2,115,655.993	9.67	20,458,393
Band 18	15,180.634	9.66	146,645
Band 19	74,814.021	9.64	721,207
Band 20	913,439.882	9.71	8,869,501
Band 21	128,597.783	9.68	1,244,827
Band 25	1,082.939	9.87	10,689
Band 26	38,668.439	9.86	381,271
Band 27	10,449.864	9.81	102,513
Band 28	3,608.130	9.78	35,288
Band 29	168,045.153	9.78	1,643,482
Band 30	8,547.691	9.73	83,169
Band 31	4,612.321	9.70	44,740
Band 33	566.074	9.62	5,446
Band 35	15,671.047	14.51	227,387
Band 36	4,788.443	14.37	68,810
Band 37	11,429.990	14.27	163,106
Band 38	198,179.769	14.34	2,841,898
Band 39	26,006.105	14.20	369,287
Band 40	27,723.322	14.10	390,899
Band 41	24,129.598	9.73	234,781
Band 42	17,150.683	9.69	166,190
Band 43	27,664.483	9.67	267,516
Band 45	11,796.237	9.58	113,008
Band 46	1,329,604.751	9.65	12,830,686
Band 47	183,442.550	9.63	1,766,552
Band 50	298.233	9.72	2,899
Band 51	485.428	9.67	4,694
Band 52	2,454.174	9.78	24,002
Band 55	11,080.566	9.76	108,146
Band 56	155,101.496	9.83	1,524,648
Band 57	22,105.675	9.74	215,309
Band 59	992.718	9.64	9,570
Band 60	987.235	9.75	9,626
	22,823,130.652		$ 223,284,069

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Dow Jones Euro STOXX 50 Index Portfolio -
Class A
Contracts in accumulation period:
Band 4	1,283.685	$ 9.81	$ 12,593
Band 6	7,459.261	9.81	73,175
Band 7	4,082.661	9.81	40,051
Band 8	1,961.263	9.81	19,240
Band 9	1,521.254	9.81	14,924
Band 10	6,282.354	9.81	61,630
Band 11	5,066.873	9.80	49,655
Band 12	455.208	9.80	4,461
Band 13	1,770.435	9.80	17,350
Band 14	11,617.236	9.80	113,849
Band 15	1,622.996	9.80	15,905
Band 17	2,198.394	9.80	21,544
Band 19	2,813.665	9.79	27,546
Band 20	4,104.114	9.80	40,220
Band 29	36.979	9.81	363
Band 46	7,999.313	9.79	78,313
Band 56	1,795.520	9.82	17,632
	62,071.211		$ 608,451
ING FTSE 100 Index Portfolio - Class A
Contracts in accumulation period:
Band 4	498.489	$ 10.27	$ 5,119
Band 6	5,674.025	10.26	58,215
Band 7	6,841.660	10.26	70,195
Band 8	5,356.496	10.26	54,958
Band 10	4,459.883	10.26	45,758
Band 11	4,770.869	10.26	48,949
Band 12	432.957	10.26	4,442
Band 13	723.415	10.25	7,415
Band 14	28,776.309	10.25	294,957
Band 15	3,105.327	10.25	31,830
Band 17	3,728.283	10.25	38,215
Band 19	2,700.242	10.24	27,650
Band 20	798.198	10.25	8,182
Band 46	5,622.706	10.25	57,633
Band 56	164.899	10.27	1,694
	73,653.758		$ 755,212

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Band 4	9,425.132	$ 12.98	$ 122,338
Band 5	581.684	12.97	7,544
Band 6	453,759.980	12.96	5,880,729
Band 7	104,664.673	12.96	1,356,454
Band 8	241,620.292	12.95	3,128,983
Band 9	6,043.209	12.94	78,199
Band 10	594,631.379	12.94	7,694,530
Band 11	97,826.439	12.93	1,264,896
Band 12	8,843.290	12.93	114,344
Band 13	259,226.934	12.92	3,349,212
Band 14	280,354.848	12.92	3,622,185
Band 15	297,730.899	12.91	3,843,706
Band 16	29,533.591	12.90	380,983
Band 17	372,749.065	12.90	4,808,463
Band 18	277.779	12.89	3,581
Band 19	80,340.323	12.88	1,034,783
Band 20	99,481.741	12.92	1,285,304
Band 21	5,118.165	12.91	66,076
Band 26	12,051.928	13.00	156,675
Band 27	1,235.538	12.98	16,037
Band 28	766.147	12.96	9,929
Band 29	1,661.845	12.96	21,538
Band 30	1,063.875	12.93	13,756
Band 31	38.533	12.92	498
Band 38	557.962	13.00	7,254
Band 41	5,306.350	12.93	68,611
Band 43	3,460.137	12.90	44,636
Band 46	156,910.884	12.89	2,022,581
Band 47	80,766.963	12.87	1,039,471
Band 56	18,363.109	12.99	238,537
Band 59	737.822	12.88	9,503
	3,225,130.516		$ 41,691,336

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	9,286.357	$ 9.13	$ 84,784
Band 4	76,820.583	8.93	686,008
Band 5	31,879.034	8.89	283,405
Band 6	1,178,124.209	8.82	10,391,056
Band 7	938,031.905	8.78	8,235,920
Band 8	705,055.262	8.71	6,141,031
Band 9	617,261.020	8.67	5,351,653
Band 10	1,191,004.539	8.63	10,278,369
Band 11	218,163.512	8.59	1,874,025
Band 12	185,662.022	8.56	1,589,267
Band 13	1,391,986.349	8.52	11,859,724
Band 14	1,393,889.162	8.45	11,778,363
Band 15	995,206.828	8.41	8,369,689
Band 16	64,655.374	8.34	539,226
Band 17	1,083,795.301	8.30	8,995,501
Band 18	18,152.646	8.27	150,122
Band 19	124,726.093	8.20	1,022,754
Band 20	802,032.967	8.48	6,801,240
Band 21	136,148.986	8.37	1,139,567
Band 26	2,858,096.235	9.16	26,180,162
Band 27	1,722,766.191	8.93	15,384,302
Band 28	896,827.446	8.82	7,910,018
Band 29	835,208.987	8.78	7,333,135
Band 30	408,941.277	8.56	3,500,537
Band 31	267,105.323	8.45	2,257,040
Band 32	2,349.516	8.24	19,360
Band 34	4,291.395	7.99	34,288
Band 35	342,763.838	9.32	3,194,559
Band 36	46,837.820	9.17	429,503
Band 37	17,193.923	9.05	155,605
Band 38	326,722.733	11.56	3,776,915
Band 39	87,217.738	11.41	995,154
Band 40	39,105.083	11.30	441,887
Band 41	39,542.590	10.57	417,965
Band 42	23,084.392	10.44	241,001
Band 43	67,371.802	10.34	696,624
Band 44	231.979	9.25	2,146
Band 45	17,067.379	9.10	155,313
Band 46	387,324.214	8.74	3,385,214
Band 47	44,070.980	8.67	382,095
Band 49	241,094.802	7.78	1,875,718
Band 56	3,530.695	7.94	28,034
	19,840,628.487		$ 174,368,279

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,639.601	$ 11.19	$ 18,347
Band 4	94,168.127	12.43	1,170,510
Band 5	20,443.637	12.52	255,954
Band 6	1,377,177.793	10.94	15,066,325
Band 7	504,401.972	12.36	6,234,408
Band 8	793,765.242	10.85	8,612,353
Band 9	279,708.668	12.20	3,412,446
Band 10	1,330,207.704	10.47	13,927,275
Band 11	217,931.937	10.75	2,342,768
Band 12	70,780.940	10.72	758,772
Band 13	628,781.201	12.00	7,545,374
Band 14	941,512.811	10.63	10,008,281
Band 15	668,325.786	11.84	7,912,977
Band 16	50,739.740	10.54	534,797
Band 17	1,071,000.892	10.51	11,256,219
Band 18	873.165	10.48	9,151
Band 19	31,119.094	10.12	314,925
Band 20	316,701.401	10.35	3,277,860
Band 21	151,636.809	10.26	1,555,794
Band 26	370,245.089	12.90	4,776,162
Band 27	176,016.204	12.57	2,212,524
Band 28	65,856.817	12.41	817,283
Band 29	144,667.174	12.36	1,788,086
Band 30	109,901.051	12.04	1,323,209
Band 31	81,039.546	11.89	963,560
Band 32	1,395.289	11.60	16,185
Band 34	2,738.383	11.25	30,807
Band 35	203,063.925	13.12	2,664,199
Band 36	35,037.971	12.90	451,990
Band 37	9,314.057	12.74	118,661
Band 38	469,863.884	13.56	6,371,354
Band 39	110,985.772	13.38	1,484,990
Band 40	40,315.530	13.25	534,181
Band 41	40,006.467	12.04	481,678
Band 42	31,708.015	11.88	376,691
Band 43	74,620.744	11.77	878,286
Band 44	195.277	10.30	2,011
Band 45	18,546.096	9.90	183,606
Band 46	642,796.477	9.54	6,132,278
Band 47	66,645.448	9.47	631,132
Band 49	136,359.209	8.13	1,108,600
Band 50	4,525.218	8.84	40,003
Band 55	5,079.716	8.92	45,311
Band 56	11,262.939	8.57	96,523
	11,403,102.818		$ 127,743,846

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,382.960	$ 10.52	$ 14,549
Band 4	72,831.442	11.75	855,769
Band 5	17,939.524	12.25	219,759
Band 6	1,101,849.528	10.28	11,327,013
Band 7	340,525.614	12.10	4,120,360
Band 8	583,022.910	10.19	5,941,003
Band 9	228,207.108	11.94	2,724,793
Band 10	1,187,131.312	9.81	11,645,758
Band 11	192,806.990	10.10	1,947,351
Band 12	31,227.155	10.07	314,457
Band 13	638,276.429	11.74	7,493,365
Band 14	776,161.562	9.99	7,753,854
Band 15	470,166.765	11.59	5,449,233
Band 16	56,007.983	9.90	554,479
Band 17	879,987.535	9.87	8,685,477
Band 18	3,778.482	9.84	37,180
Band 19	54,347.046	9.48	515,210
Band 20	221,305.769	9.70	2,146,666
Band 21	99,169.625	9.61	953,020
Band 26	277,070.968	12.63	3,499,406
Band 27	115,495.605	12.31	1,421,751
Band 28	50,748.579	12.15	616,595
Band 29	104,544.744	12.10	1,264,991
Band 30	75,694.300	11.79	892,436
Band 31	64,676.841	11.64	752,838
Band 32	889.638	11.35	10,097
Band 34	3,846.327	11.01	42,348
Band 35	98,259.044	12.84	1,261,646
Band 36	7,266.260	12.63	91,773
Band 37	3,876.610	12.47	48,341
Band 38	215,411.269	12.93	2,785,268
Band 39	35,395.662	12.77	452,003
Band 40	10,615.515	12.64	134,180
Band 41	35,011.844	11.38	398,435
Band 42	23,391.175	11.23	262,683
Band 43	82,249.762	11.13	915,440
Band 44	1,324.265	9.67	12,806
Band 45	11,810.157	9.27	109,480
Band 46	591,242.095	8.57	5,066,945
Band 47	53,319.176	8.51	453,746
Band 49	106,170.853	7.64	811,145
Band 52	235.629	8.09	1,906
Band 55	2,975.989	8.06	23,986
Band 56	51,778.168	8.74	452,541
	8,979,426.214		$ 94,482,082

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 2	1,319.185	$ 7.68	$ 10,131
Band 4	35,561.623	7.64	271,691
Band 5	2,774.055	7.64	21,194
Band 6	1,391,857.745	7.62	10,605,956
Band 7	588,677.391	7.62	4,485,722
Band 8	780,457.124	7.60	5,931,474
Band 9	78,837.947	7.60	599,168
Band 10	1,647,469.677	7.59	12,504,295
Band 11	248,135.970	7.58	1,880,871
Band 12	32,929.851	7.57	249,279
Band 13	619,575.605	7.57	4,690,187
Band 14	622,916.777	7.55	4,703,022
Band 15	540,618.626	7.55	4,081,671
Band 16	80,553.519	7.53	606,568
Band 17	644,875.339	7.53	4,855,911
Band 18	18.598	7.52	140
Band 19	21,769.111	7.51	163,486
Band 20	250,060.009	7.56	1,890,454
Band 21	21,333.911	7.54	160,858
Band 25	676.064	13.97	9,445
Band 26	95,951.352	7.68	736,906
Band 27	42,816.384	7.64	327,117
Band 28	21,735.843	7.62	165,627
Band 29	47,603.869	7.61	362,265
Band 30	16,248.823	7.57	123,004
Band 31	27,335.719	7.55	206,385
Band 34	1,011.473	7.47	7,556
Band 35	39,191.583	13.99	548,290
Band 36	3,309.826	13.96	46,205
Band 37	4,335.502	13.95	60,480
Band 38	292,920.103	7.68	2,249,626
Band 39	69,714.024	13.94	971,813
Band 40	15,114.664	13.92	210,396
Band 41	8,245.009	7.58	62,497
Band 42	4,564.534	7.55	34,462
Band 43	10,038.930	7.53	75,593
Band 44	216.766	7.48	1,621
Band 45	1,105.812	7.46	8,249
Band 46	328,038.381	7.51	2,463,568
Band 47	49,609.323	7.49	371,574
Band 49	159,371.139	10.81	1,722,802
Band 56	145,256.239	7.66	1,112,663
Band 57	719.645	7.58	5,455
	8,994,873.070		$ 69,595,677

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Japan Equity Index Portfolio - Class A
Contracts in accumulation period:
Band 6	3,050.521	$ 9.86	$ 30,078
Band 7	464.795	9.86	4,583
Band 8	1,762.098	9.86	17,374
Band 10	2,610.389	9.85	25,712
Band 11	1,511.892	9.85	14,892
Band 12	377.699	9.85	3,720
Band 13	79.289	9.85	781
Band 14	9,576.673	9.85	94,330
Band 15	2,545.274	9.85	25,071
Band 17	22.673	9.85	223
Band 19	2,857.918	9.84	28,122
Band 20	695.648	9.85	6,852
Band 38	660.160	9.87	6,516
Band 46	6,042.383	9.84	59,457
Band 47	487.836	9.84	4,800
Band 56	171.844	9.87	1,696
	32,917.092		$ 324,207
ING Opportunistic Large Cap Portfolio - Class S
Contracts in accumulation period:
Band 4	7,125.034	$ 10.56	$ 75,240
Band 5	11,748.328	7.68	90,227
Band 6	102,966.306	8.24	848,442
Band 7	253,794.508	7.58	1,923,762
Band 8	9,767.858	8.19	79,999
Band 9	31,177.821	7.48	233,210
Band 10	64,095.366	9.21	590,318
Band 11	106,365.633	8.13	864,753
Band 12	45,990.122	8.12	373,440
Band 13	105,381.985	7.35	774,558
Band 14	155,416.458	8.07	1,254,211
Band 15	32,278.643	7.26	234,343
Band 16	12,497.037	8.02	100,226
Band 17	21,934.269	8.00	175,474
Band 18	5,296.404	7.98	42,265
Band 19	4,939.217	8.89	43,910
Band 20	57,270.545	9.10	521,162
Band 21	21,092.000	9.02	190,250
Band 25	463.316	8.41	3,896
Band 26	84,799.264	7.91	670,762
Band 27	55,684.726	7.71	429,329
Band 28	17,761.348	7.61	135,164
Band 29	37,085.310	7.58	281,107
Band 30	17,131.187	7.38	126,428
Band 31	19,290.632	7.29	140,629
Band 34	2,912.517	6.90	20,096

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Portfolio - Class S
(continued)
Band 35	18,676.274	$ 8.04	$ 150,157
Band 36	3,993.162	7.91	31,586
Band 37	2,620.844	7.81	20,469
Band 38	37,323.815	11.12	415,041
Band 39	2,562.069	10.98	28,132
Band 40	3,146.287	10.87	34,200
Band 41	1,843.834	10.23	18,862
Band 42	819.165	10.10	8,274
Band 43	29,143.960	10.01	291,731
	1,384,395.244		$ 11,221,653
ING Russell™ Global Large Cap Index 75% Portfolio -
Class S
Contracts in accumulation period:
Band 5	90.767	$ 12.95	$ 1,175
Band 6	327,067.695	10.06	3,290,301
Band 7	16,803.126	10.05	168,871
Band 8	129,799.432	10.04	1,303,186
Band 9	1,569.343	10.03	15,741
Band 10	536,637.838	10.02	5,377,111
Band 11	46,086.505	10.02	461,787
Band 12	181.045	10.01	1,812
Band 13	192,768.458	10.00	1,927,685
Band 14	52,020.103	9.99	519,681
Band 15	143,268.875	9.98	1,429,823
Band 16	29,157.227	9.97	290,698
Band 17	57,088.398	9.96	568,600
Band 19	3,453.880	9.94	34,332
Band 20	17,862.006	10.00	178,620
Band 26	1,989.681	12.98	25,826
Band 30	3,531.115	12.91	45,587
Band 41	591.696	12.91	7,639
Band 43	1,552.363	12.88	19,994
Band 46	34,822.528	9.95	346,484
Band 47	14,284.630	9.93	141,846
Band 56	97,988.737	10.09	988,706
Band 57	9,219.266	10.02	92,377
	1,717,834.714		$ 17,237,882

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	5,185.243	$ 11.75	$ 60,927
Band 3	1,907.597	11.73	22,376
Band 4	31,978.776	12.70	406,130
Band 5	48,549.013	12.70	616,572
Band 6	1,607,178.101	12.69	20,395,090
Band 7	1,395,258.133	12.68	17,691,873
Band 8	271,572.530	12.68	3,443,540
Band 9	91,762.684	12.67	1,162,633
Band 10	1,093,133.573	12.67	13,850,002
Band 11	565,479.020	12.66	7,158,964
Band 12	419,483.134	12.66	5,310,656
Band 13	723,427.773	12.65	9,151,361
Band 14	1,511,568.085	12.64	19,106,221
Band 15	315,446.731	12.64	3,987,247
Band 16	29,883.130	12.63	377,424
Band 17	774,537.311	12.62	9,774,661
Band 18	16,369.455	12.62	206,583
Band 19	80,524.404	12.61	1,015,413
Band 20	1,216,920.251	12.65	15,394,041
Band 21	124,326.639	12.63	1,570,245
Band 25	10,217.870	11.76	120,162
Band 26	150,545.485	12.73	1,916,444
Band 27	88,759.963	12.70	1,127,252
Band 28	23,575.005	12.69	299,167
Band 29	86,341.398	12.68	1,094,809
Band 30	24,416.911	12.66	309,118
Band 31	50,631.672	12.64	639,984
Band 33	155.587	12.60	1,960
Band 34	2,641.977	12.58	33,236
Band 35	86,924.879	12.75	1,108,292
Band 36	2,369.837	12.73	30,168
Band 37	879.546	12.72	11,188
Band 38	27,987.165	12.73	356,277
Band 39	8,190.939	12.71	104,107
Band 40	13,083.046	12.69	166,024
Band 41	21,029.990	12.66	266,240
Band 42	18,876.116	12.64	238,594
Band 43	20,374.276	12.62	257,123
Band 46	202,887.392	12.61	2,558,410
Band 47	23,351.179	12.60	294,225
Band 54	2,784.556	12.63	35,169
Band 55	1,887.099	12.68	23,928
Band 56	10,131.666	12.71	128,773
Band 57	7,735.240	12.66	97,928
	11,210,270.377		$ 141,920,537

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	5,942.760	$ 8.15	$ 48,433
Band 2	247,973.391	8.23	2,040,821
Band 3	3,298.074	12.87	42,446
Band 4	404,144.907	8.19	3,309,947
Band 5	190,804.093	8.19	1,562,686
Band 6	6,524,523.729	8.17	53,305,359
Band 7	5,261,284.066	8.16	42,932,078
Band 8	5,953,643.152	8.15	48,522,192
Band 9	781,915.641	8.14	6,364,793
Band 10	3,566,009.477	8.13	28,991,657
Band 11	6,625,442.496	8.13	53,864,847
Band 12	1,134,061.560	8.12	9,208,580
Band 13	3,311,747.189	8.11	26,858,270
Band 14	4,297,103.994	8.10	34,806,542
Band 15	1,537,427.157	8.09	12,437,786
Band 16	84,852.844	8.08	685,611
Band 17	1,532,904.534	8.07	12,370,540
Band 18	57,424.632	8.06	462,843
Band 19	156,430.324	8.05	1,259,264
Band 20	1,447,166.113	8.11	11,736,517
Band 21	285,823.355	8.08	2,309,453
Band 22	496.934	11.75	5,839
Band 23	8,735.294	11.75	102,640
Band 25	77,487.215	12.91	1,000,360
Band 26	142,141.021	8.24	1,171,242
Band 27	68,097.554	8.19	557,719
Band 28	43,873.333	8.17	358,445
Band 29	280,224.009	8.16	2,286,628
Band 30	69,658.686	8.12	565,629
Band 31	23,681.586	8.10	191,821
Band 38	29,608.050	8.23	243,674
Band 41	365,082.094	8.12	2,964,467
Band 42	9,428.371	8.09	76,276
Band 43	71,920.059	8.07	580,395
Band 45	279.921	8.00	2,239
Band 46	775,612.330	8.06	6,251,435
Band 47	92,361.924	8.03	741,666
Band 50	10,898.289	8.11	88,385
Band 56	274,732.317	8.21	2,255,552
Band 57	1,696.844	8.13	13,795
Band 60	205.464	8.14	1,672
	45,756,144.783		$ 372,580,544

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	558.492	$ 12.55	$ 7,009
Band 4	56,116.065	12.53	703,134
Band 5	62.438	12.52	782
Band 6	130,419.939	12.51	1,631,553
Band 7	61,957.913	12.51	775,093
Band 8	59,990.194	12.50	749,877
Band 9	113,909.381	12.49	1,422,728
Band 10	150,953.574	12.49	1,885,410
Band 11	27,244.108	12.48	340,006
Band 12	1,930.088	12.48	24,087
Band 13	118,763.246	12.47	1,480,978
Band 14	100,259.098	12.47	1,250,231
Band 15	154,281.544	12.46	1,922,348
Band 16	2,790.837	12.45	34,746
Band 17	105,053.954	12.45	1,307,922
Band 18	142.826	12.44	1,777
Band 19	896.507	12.43	11,144
Band 20	45,505.915	12.47	567,459
Band 21	42,918.172	12.46	534,760
Band 26	188,487.399	12.55	2,365,517
Band 27	155,223.182	12.52	1,943,394
Band 28	49,776.348	12.51	622,702
Band 29	82,477.114	12.51	1,031,789
Band 30	71,455.829	12.48	891,769
Band 31	45,844.490	12.46	571,222
Band 32	68.997	12.44	858
Band 33	329.291	12.42	4,090
Band 34	949.861	12.41	11,788
Band 41	15,300.267	12.48	190,947
Band 42	5,700.140	12.46	71,024
Band 43	46,281.597	12.45	576,206
Band 44	1,456.728	12.41	18,078
Band 45	636.435	12.40	7,892
Band 46	62,528.564	12.44	777,855
Band 47	17,011.593	12.42	211,284
Band 51	3,122.367	12.45	38,873
Band 56	1,829.151	12.53	22,919
	1,922,233.644		$ 24,009,251

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	54,755.555	$ 13.03	$ 713,465
Band 3	2,948.814	13.00	38,335
Band 4	97,789.875	13.01	1,272,246
Band 5	65,431.558	13.01	851,265
Band 6	2,765,328.361	13.00	35,949,269
Band 7	1,349,862.905	12.99	17,534,719
Band 8	2,056,516.557	12.98	26,693,585
Band 9	289,666.955	12.98	3,759,877
Band 10	2,008,990.451	12.97	26,056,606
Band 11	2,798,442.551	12.97	36,295,800
Band 12	463,276.850	12.96	6,004,068
Band 13	1,184,288.596	12.96	15,348,380
Band 14	1,977,019.886	12.95	25,602,408
Band 15	789,109.437	12.94	10,211,076
Band 16	58,538.416	12.93	756,902
Band 17	1,126,456.327	12.93	14,565,080
Band 18	17,610.274	12.92	227,525
Band 19	62,511.436	12.91	807,023
Band 20	800,974.581	12.95	10,372,621
Band 21	91,269.336	12.94	1,181,025
Band 25	13,305.660	13.04	173,506
Band 26	32,326.601	13.04	421,539
Band 27	15,528.505	13.01	202,026
Band 28	4,073.265	13.00	52,952
Band 29	32,115.103	12.99	417,175
Band 30	11,425.846	12.96	148,079
Band 31	1,435.097	12.95	18,585
Band 32	148.914	12.92	1,924
Band 38	48,501.176	13.03	631,970
Band 41	14,653.114	12.96	189,904
Band 42	109.552	12.94	1,418
Band 43	25,009.486	12.93	323,373
Band 45	689.797	12.88	8,885
Band 46	764,679.185	12.92	9,879,655
Band 47	49,340.926	12.91	636,991
Band 50	2,110.421	12.96	27,351
Band 51	1,592.418	12.93	20,590
Band 54	581.692	12.94	7,527
Band 55	571.228	12.98	7,415
Band 56	75,520.432	13.02	983,276
Band 57	2,164.490	12.97	28,073
	19,156,671.629		$ 248,423,489

252

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	3,254.664	$ 8.51	$ 27,697
Band 4	13,324.491	8.47	112,858
Band 5	4,675.654	8.46	39,556
Band 6	1,478,201.920	8.45	12,490,806
Band 7	567,438.784	8.44	4,789,183
Band 8	826,408.296	8.42	6,958,358
Band 9	61,242.957	8.42	515,666
Band 10	2,544,207.206	8.41	21,396,783
Band 11	571,519.048	8.40	4,800,760
Band 12	47,716.027	8.39	400,337
Band 13	678,894.933	8.39	5,695,928
Band 14	694,129.326	8.37	5,809,862
Band 15	727,368.687	8.36	6,080,802
Band 16	20,670.735	8.35	172,601
Band 17	575,441.442	8.34	4,799,182
Band 18	3,183.994	8.33	26,523
Band 19	29,454.274	8.32	245,060
Band 20	214,814.276	8.38	1,800,144
Band 21	23,478.583	8.36	196,281
Band 26	15,953.566	8.51	135,765
Band 27	16,695.211	8.47	141,408
Band 28	4,122.475	8.45	34,835
Band 29	48,233.173	8.44	407,088
Band 30	8,466.845	8.39	71,037
Band 31	5,389.027	8.37	45,106
Band 33	1,078.842	8.30	8,954
Band 38	9,727.690	8.51	82,783
Band 41	7,221.782	8.40	60,663
Band 42	2,459.078	8.37	20,582
Band 43	5,435.853	8.34	45,335
Band 46	549,782.950	8.33	4,579,692
Band 47	114,393.586	8.31	950,611
Band 55	510.226	8.42	4,296
Band 56	251,223.285	8.48	2,130,373
Band 57	5,670.331	8.40	47,631
Band 59	453.934	8.32	3,777
	10,132,243.151		$ 85,128,323

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	378.938	$ 8.75	$ 3,316
Band 4	40,796.831	8.71	355,340
Band 5	30,171.748	8.70	262,494
Band 6	1,673,973.536	8.69	14,546,830
Band 7	1,266,182.326	8.68	10,990,463
Band 8	949,288.539	8.66	8,220,839
Band 9	93,601.315	8.66	810,587
Band 10	2,679,878.908	8.65	23,180,953
Band 11	641,199.057	8.64	5,539,960
Band 12	156,358.574	8.63	1,349,374
Band 13	769,484.742	8.63	6,640,653
Band 14	1,090,246.901	8.61	9,387,026
Band 15	845,599.303	8.60	7,272,154
Band 16	62,483.051	8.59	536,729
Band 17	834,910.811	8.58	7,163,535
Band 18	6,412.152	8.57	54,952
Band 19	32,878.501	8.56	281,440
Band 20	555,415.085	8.62	4,787,678
Band 21	53,086.538	8.59	456,013
Band 25	9,133.163	8.76	80,007
Band 26	27,754.751	8.76	243,132
Band 27	17,771.104	8.71	154,786
Band 28	6,350.585	8.69	55,187
Band 29	79,924.995	8.68	693,749
Band 30	10,150.576	8.63	87,599
Band 31	3,997.144	8.61	34,415
Band 32	47.964	8.57	411
Band 38	16,118.378	8.75	141,036
Band 41	10,599.176	8.63	91,471
Band 42	932.500	8.60	8,020
Band 43	14,109.073	8.58	121,056
Band 46	684,974.458	8.56	5,863,381
Band 47	121,579.769	8.54	1,038,291
Band 52	395.574	8.68	3,434
Band 55	473.801	8.66	4,103
Band 56	482,010.481	8.72	4,203,131
Band 57	3,175.090	8.64	27,433
Band 59	367.673	8.56	3,147
Band 64	2,466.225	8.57	21,136
	13,274,679.336		$ 114,715,261

254

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Band 2	1,361.725	$ 9.03	$ 12,296
Band 4	15,014.446	8.99	134,980
Band 5	1,146.953	8.98	10,300
Band 6	1,359,012.127	8.97	12,190,339
Band 7	436,481.900	8.96	3,910,878
Band 8	634,299.709	8.95	5,676,982
Band 9	12,035.347	8.94	107,596
Band 10	1,604,687.311	8.93	14,329,858
Band 11	311,524.487	8.92	2,778,798
Band 12	65,135.171	8.91	580,354
Band 13	417,161.860	8.91	3,716,912
Band 14	552,186.321	8.89	4,908,936
Band 15	637,166.111	8.88	5,658,035
Band 16	38,338.627	8.87	340,064
Band 17	527,950.923	8.86	4,677,645
Band 18	5,047.772	8.85	44,673
Band 19	26,217.286	8.84	231,761
Band 20	187,828.825	8.90	1,671,677
Band 21	16,873.946	8.88	149,841
Band 26	67,629.895	9.04	611,374
Band 27	69,189.534	8.99	622,014
Band 28	3,902.701	8.97	35,007
Band 29	26,472.202	8.96	237,191
Band 30	4,757.754	8.91	42,392
Band 31	269.029	8.89	2,392
Band 35	42,896.831	13.31	570,957
Band 36	14,532.604	13.09	190,232
Band 37	3,108.138	12.94	40,219
Band 38	340,078.676	15.02	5,107,982
Band 39	69,544.066	14.83	1,031,338
Band 40	11,779.630	14.69	173,043
Band 41	1,018.459	8.92	9,085
Band 42	1,123.782	8.89	9,990
Band 43	23,757.453	8.86	210,491
Band 46	482,283.858	8.85	4,268,212
Band 47	25,086.500	8.82	221,263
Band 51	620.448	8.86	5,497
Band 56	110,390.302	9.01	994,617
Band 57	1,687.334	8.92	15,051
Band 64	1,189.604	8.88	10,564
	8,150,789.647		$ 75,540,836

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Band 2	1,657.941	$ 10.69	$ 17,723
Band 3	439.661	10.82	4,757
Band 4	87,441.540	10.64	930,378
Band 5	17,659.484	10.63	187,720
Band 6	3,588,431.819	10.62	38,109,146
Band 7	1,320,634.291	10.61	14,011,930
Band 8	1,500,270.463	10.59	15,887,864
Band 9	186,314.216	10.58	1,971,204
Band 10	4,694,672.060	10.57	49,622,684
Band 11	792,017.611	10.56	8,363,706
Band 12	223,479.371	10.55	2,357,707
Band 13	1,307,590.502	10.54	13,782,004
Band 14	1,335,045.076	10.52	14,044,674
Band 15	1,454,753.072	10.51	15,289,455
Band 16	248,184.499	10.49	2,603,455
Band 17	2,166,889.616	10.48	22,709,003
Band 18	6,270.097	10.47	65,648
Band 19	58,074.142	10.46	607,456
Band 20	874,710.468	10.53	9,210,701
Band 21	73,462.211	10.50	771,353
Band 25	202.012	10.89	2,200
Band 26	112,347.138	10.70	1,202,114
Band 27	45,143.802	10.64	480,330
Band 28	17,537.340	10.61	186,071
Band 29	235,360.567	10.61	2,497,176
Band 30	28,267.331	10.55	298,220
Band 31	8,500.157	10.52	89,422
Band 32	153.270	10.47	1,605
Band 34	2,022.524	10.40	21,034
Band 35	34,189.028	10.74	367,190
Band 36	3,998.798	10.70	42,787
Band 37	11,192.673	10.67	119,426
Band 38	608,435.649	10.69	6,504,177
Band 39	164,679.331	10.65	1,753,835
Band 40	72,600.085	10.62	771,013
Band 41	24,954.136	10.55	263,266
Band 42	4,898.802	10.51	51,486
Band 43	31,878.056	10.49	334,401
Band 45	4,790.179	10.39	49,770
Band 46	1,591,932.963	10.47	16,667,538
Band 47	228,018.045	10.44	2,380,508
Band 55	9,348.518	10.59	99,001
Band 56	643,851.075	10.66	6,863,452
Band 57	17,133.791	10.56	180,933
Band 60	872.488	10.58	9,231
	23,840,305.898		$ 251,784,754

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Band 4	44,929.955	$ 7.81	$ 350,903
Band 5	15,760.709	7.72	121,673
Band 6	4,692,092.992	7.79	36,551,404
Band 7	577,217.067	7.78	4,490,749
Band 8	1,771,924.282	7.76	13,750,132
Band 9	15,509.827	7.76	120,356
Band 10	8,771,636.711	7.75	67,980,185
Band 11	980,137.067	7.74	7,586,261
Band 12	36,993.794	7.73	285,962
Band 13	1,557,831.737	7.73	12,042,039
Band 14	1,214,818.354	7.71	9,366,250
Band 15	2,629,207.388	7.70	20,244,897
Band 16	90,650.191	7.69	697,100
Band 17	1,331,303.632	7.68	10,224,412
Band 18	2,471.222	7.67	18,954
Band 19	10,024.829	7.66	76,790
Band 20	733,757.464	7.72	5,664,608
Band 21	15,996.543	7.70	123,173
Band 26	18,058.949	7.77	140,318
Band 27	10,783.203	7.73	83,354
Band 28	4,908.342	7.71	37,843
Band 29	33,627.422	7.70	258,931
Band 30	483.059	7.66	3,700
Band 35	30,957.283	7.89	244,253
Band 36	8,478.135	7.86	66,638
Band 38	80,699.684	7.85	633,493
Band 39	35,839.899	7.82	280,268
Band 40	17,028.435	7.79	132,652
Band 41	14,656.311	7.66	112,267
Band 43	2,729.921	7.61	20,775
Band 46	1,720,126.819	7.66	13,176,171
Band 47	421,558.283	7.64	3,220,705
Band 54	4,307.413	7.70	33,167
Band 56	608,140.980	7.83	4,761,744
Band 57	18,733.711	7.74	144,999
Band 60	1,309.191	7.76	10,159
	27,524,690.804		$ 213,057,285
ING International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	110,733.051	$ 14.10	$ 1,561,336
Band 36	17,292.517	13.87	239,847
Band 37	12,494.158	13.71	171,295
Band 38	396,578.494	15.35	6,087,480
Band 39	154,014.522	15.15	2,333,320
Band 40	21,704.684	15.00	325,570
	712,817.426		$ 10,718,848

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Currently payable annuity contracts:	325.011	$ 9.48	$ 3,081
Contracts in accumulation period:
Band 1	33,647.422	9.10	306,192
Band 2	412,122.270	9.48	3,906,919
Band 3	2,759.422	9.19	25,359
Band 4	164,492.603	9.27	1,524,846
Band 5	161,944.061	9.23	1,494,744
Band 6	4,502,606.937	9.15	41,198,853
Band 7	3,762,444.779	9.11	34,275,872
Band 8	3,271,761.177	9.03	29,544,003
Band 9	713,720.824	8.99	6,416,350
Band 10	2,574,341.958	8.95	23,040,361
Band 11	3,713,347.586	8.91	33,085,927
Band 12	1,022,912.331	8.87	9,073,232
Band 13	2,685,458.009	8.84	23,739,449
Band 14	4,138,298.929	8.76	36,251,499
Band 15	647,450.772	8.72	5,645,771
Band 16	84,808.985	8.64	732,750
Band 17	1,526,739.390	8.60	13,129,959
Band 18	36,181.622	8.57	310,077
Band 19	190,250.862	8.49	1,615,230
Band 20	1,726,451.528	8.80	15,192,773
Band 21	159,664.104	8.68	1,385,884
Band 22	757.986	9.03	6,845
Band 23	12,773.323	9.00	114,960
Band 24	130.047	9.90	1,287
Band 25	77,156.252	9.56	737,614
Band 26	26,357.200	9.07	239,060
Band 27	14,079.906	9.03	127,142
Band 28	3,218.936	9.00	28,970
Band 29	17,686.503	9.00	159,179
Band 30	1,552.352	8.95	13,894
Band 31	2,470.809	8.93	22,064
Band 35	54,438.653	13.63	741,999
Band 36	11,876.141	13.41	159,259
Band 37	1,042.263	13.25	13,810
Band 38	346,671.829	15.94	5,525,949
Band 39	45,889.240	15.73	721,838
Band 40	9,080.010	15.58	141,467
Band 41	1,571.372	8.95	14,064
Band 42	1,073.891	8.92	9,579
Band 43	2,249.211	8.90	20,018
Band 46	456,040.846	11.87	5,413,205
Band 47	40,002.206	11.78	471,226
Band 56	59,341.208	9.04	536,445
Band 57	9,556.987	8.96	85,631
Band 60	525.361	8.97	4,712
	32,727,273.114		$ 297,209,348

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	2,733.950	$ 7.58	$ 20,723
Band 4	19,495.004	7.41	144,458
Band 5	92,135.280	7.38	679,958
Band 6	1,117,502.676	7.31	8,168,945
Band 7	1,126,156.999	7.28	8,198,423
Band 8	217,722.515	7.22	1,571,957
Band 9	71,603.211	7.19	514,827
Band 10	648,234.461	7.16	4,641,359
Band 11	361,811.532	7.12	2,576,098
Band 12	320,361.152	7.09	2,271,361
Band 13	644,943.432	7.06	4,553,301
Band 14	1,276,814.814	7.00	8,937,704
Band 15	224,324.194	6.97	1,563,540
Band 16	33,086.036	6.91	228,625
Band 17	633,871.490	6.88	4,361,036
Band 18	16,954.564	6.85	116,139
Band 19	78,963.158	6.79	536,160
Band 20	788,007.855	7.03	5,539,695
Band 21	97,036.973	6.94	673,437
Band 25	43,640.332	7.64	333,412
Band 26	5,413.323	12.20	66,043
Band 27	2,639.914	12.03	31,758
Band 28	594.838	11.94	7,102
Band 29	494.370	11.92	5,893
Band 30	6,100.113	11.75	71,676
Band 31	329.815	11.66	3,846
Band 35	44,210.110	7.74	342,186
Band 36	10,718.723	7.61	81,569
Band 38	78,619.132	14.29	1,123,467
Band 39	19,962.807	14.11	281,675
Band 40	6,572.188	13.97	91,813
Band 41	3,262.748	11.75	38,337
Band 42	82.781	11.64	964
Band 43	4,313.528	11.56	49,864
Band 46	139,342.358	10.50	1,463,095
Band 47	15,740.916	10.42	164,020
	8,153,797.292		$ 59,454,466
Legg Mason ClearBridge Variable Investors Portfolio
Contracts in accumulation period:
Band 22	487.986	$ 7.61	$ 3,714
Band 23	10,035.722	7.58	76,071
	10,523.708		$ 79,785

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Global Currents Variable International All
Cap Opportunity Portfolio
Contracts in accumulation period:
Band 22	21.999	$ 13.36	$ 294
Band 23	3,497.721	13.07	45,715
	3,519.720		$ 46,009
Legg Mason Western Asset Variable High Income
Portfolio
Contracts in accumulation period:
Band 22	74.240	$ 18.82	$ 1,397
Band 23	4,142.060	18.41	76,255
	4,216.300		$ 77,652
Legg Mason Western Asset Variable Money Market
Portfolio
Contracts in accumulation period:
Band 23	1,725.488	$ 13.38	$ 23,087

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	28,555.823	$ 15.80	$ 451,182
Band 36	3,024.908	15.65	47,340
Band 37	811.379	15.54	12,609
Band 38	57,892.007	15.62	904,273
Band 39	6,753.666	15.47	104,479
Band 40	5,229.467	15.36	80,325
	102,267.250		$ 1,600,208
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	176,123.763	$ 11.96	$ 2,106,440
Band 36	40,963.589	11.84	485,009
Band 38	570,016.808	11.82	6,737,599
Band 39	114,207.145	11.70	1,336,224
Band 40	47,382.763	11.62	550,588
	948,694.068		$ 11,215,860
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	148,657.029	$ 11.44	$ 1,700,636
Band 36	29,085.129	11.25	327,208
Band 37	19,976.578	11.12	222,140
Band 38	751,359.612	12.72	9,557,294
Band 39	203,514.798	12.55	2,554,111
Band 40	53,763.976	12.43	668,286
	1,206,357.122		$ 15,029,675

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull
Contracts in accumulation period:
Band 5	4,810.327	$ 7.81	$ 37,569
Band 6	139,937.956	7.74	1,083,120
Band 7	384,447.952	7.70	2,960,249
Band 8	51,803.542	7.64	395,779
Band 9	6,595.471	7.60	50,126
Band 10	141,448.358	7.57	1,070,764
Band 11	90,390.629	7.54	681,545
Band 12	71,655.400	7.50	537,416
Band 13	149,993.359	7.47	1,120,450
Band 14	511,061.820	7.40	3,781,857
Band 15	28,303.585	7.37	208,597
Band 16	997.222	7.31	7,290
Band 17	118,259.547	7.27	859,747
Band 18	17,485.120	7.24	126,592
Band 19	22,603.121	7.18	162,290
Band 20	250,010.403	7.44	1,860,077
Band 21	10,175.890	7.34	74,691
Band 26	1,298.109	8.05	10,450
Band 27	1,579.920	7.84	12,387
Band 28	116.146	7.74	899
Band 29	6,452.823	7.70	49,687
Band 30	563.772	7.50	4,228
Band 31	177.700	7.40	1,315
Band 38	8.209	8.80	72
Band 41	2,230.001	10.05	22,412
Band 46	23,741.778	8.47	201,093
	2,036,148.160		$ 15,320,702

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,337.374	$ 9.50	$ 69,705
Band 5	5,462.015	9.46	51,671
Band 6	126,511.556	9.37	1,185,413
Band 7	137,956.896	9.33	1,287,138
Band 8	34,980.576	9.25	323,570
Band 9	6,503.634	9.21	59,898
Band 10	99,630.260	9.17	913,609
Band 11	86,688.838	9.13	791,469
Band 12	47,000.682	9.09	427,236
Band 13	58,519.467	9.05	529,601
Band 14	209,356.183	8.97	1,877,925
Band 15	44,665.131	8.93	398,860
Band 16	11,840.190	8.85	104,786
Band 17	105,601.910	8.81	930,353
Band 18	632.432	8.77	5,546
Band 19	11,680.875	8.70	101,624
Band 20	86,369.180	9.01	778,186
Band 21	13,921.755	8.89	123,764
Band 26	5,464.641	9.75	53,280
Band 27	266.218	9.50	2,529
Band 28	742.249	9.37	6,955
Band 29	7,913.651	9.33	73,834
Band 30	613.098	9.09	5,573
Band 31	1,105.708	8.97	9,918
Band 41	306.253	13.41	4,107
Band 42	2,524.638	13.24	33,426
Band 43	1,418.302	13.11	18,594
Band 46	23,690.587	9.70	229,799
Band 47	4,965.847	9.63	47,821
	1,143,670.146		$ 10,446,190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 2	588.956	$ 6.20	$ 3,652
Band 4	6,888.635	6.11	42,090
Band 5	672.683	6.09	4,097
Band 6	316,598.835	6.05	1,915,423
Band 7	178,985.809	6.03	1,079,284
Band 8	208,414.295	5.99	1,248,402
Band 9	42,687.307	5.97	254,843
Band 10	302,482.528	5.95	1,799,771
Band 11	116,430.570	5.93	690,433
Band 12	24,973.076	5.91	147,591
Band 13	152,632.786	5.89	899,007
Band 14	270,194.101	5.86	1,583,337
Band 15	99,495.396	5.84	581,053
Band 16	13,948.405	5.80	80,901
Band 17	158,755.176	5.78	917,605
Band 18	2,497.078	5.76	14,383
Band 19	18,105.808	5.72	103,565
Band 20	198,054.978	5.88	1,164,563
Band 21	27,380.985	5.82	159,357
Band 26	35,220.884	6.22	219,074
Band 27	8,767.961	6.11	53,572
Band 28	6,576.772	6.05	39,789
Band 29	50,114.940	6.03	302,193
Band 30	18,247.416	5.91	107,842
Band 31	19,533.186	5.86	114,464
Band 41	8,656.438	5.92	51,246
Band 42	13,205.885	5.84	77,122
Band 43	4,353.225	5.78	25,162
Band 45	2,486.594	5.99	14,895
Band 46	84,192.863	7.07	595,244
Band 47	2,153.046	7.01	15,093
	2,393,296.617		$ 14,305,053
Wells Fargo Advantage Asset Allocation Fund
Contracts in accumulation period:
Band 6	25,466.201	$ 10.99	$ 279,874
Band 10	97,407.055	10.81	1,052,970
Band 14	47,231.327	10.65	503,014
Band 17	15,452.062	10.51	162,401
Band 46	1,107.496	9.35	10,355
	186,664.141		$ 2,008,614

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage C&B Large Cap Value Fund
Contracts in accumulation period:
Band 10	9,742.260	$ 11.27	$ 109,795
Band 14	4,779.902	11.10	53,057
Band 15	2,288.580	11.06	25,312
Band 17	1,700.396	10.96	18,636
Band 46	3,320.813	9.45	31,382
	21,831.951		$ 238,182
Wells Fargo Advantage Equity Income Fund
Contracts in accumulation period:
Band 10	9,253.954	$ 10.31	$ 95,408
Band 14	8,135.956	10.14	82,499
Band 17	29,800.254	10.02	298,599
Band 20	5,660.948	10.18	57,628
Band 46	2,418.410	8.64	20,895
	55,269.522		$ 555,029
Wells Fargo Advantage Large Company Growth Fund
Contracts in accumulation period:
Band 6	1,346.557	$ 9.92	$ 13,358
Band 10	49,262.297	9.77	481,293
Band 14	26,572.376	9.62	255,626
Band 15	8,943.947	9.59	85,772
Band 17	49,473.266	9.50	469,996
Band 20	8,386.379	9.65	80,929
Band 21	210.635	9.56	2,014
Band 46	15,303.955	9.15	140,031
	159,499.412		$ 1,529,019
Wells Fargo Advantage Money Market Fund
Contracts in accumulation period:
Band 10	1,769.667	$ 10.43	$ 18,458
Band 14	1,744.139	10.27	17,912
	3,513.806		$ 36,370
Wells Fargo Advantage Small Cap Growth Fund
Contracts in accumulation period:
Band 6	1,991.696	$ 14.78	$ 29,437
Band 10	11,868.645	14.55	172,689
Band 14	7,389.628	14.32	105,819
Band 17	8,884.225	14.14	125,623
Band 20	1,782.520	14.37	25,615
Band 46	417.416	12.37	5,163
	32,334.130		$ 464,346

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Total Return Bond Fund
Contracts in accumulation period:
Band 6	19,773.785	$ 12.53	$ 247,766
Band 10	26,755.479	12.33	329,895
Band 14	22,203.708	12.14	269,553
Band 15	1,916.925	12.10	23,195
Band 17	5,263.341	11.99	63,107
Band 46	12,752.052	11.52	146,904
	88,665.290		$ 1,080,420

Bands	Products
Band 1	Golden VAC 80, ING GoldenSelect DVA 080
Band 2	Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100
Band 3	ING GoldenSelect DVA Series 100
Band 4	ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature
Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign
Signature Variable Annuity 125
Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select
DVA Plus 130
Band 6	First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual
Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING
GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus -
Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II -
Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard,
WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING
GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations
Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect
Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140
Band 7	Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000),
ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access -
Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post
January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING
GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145;
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect
Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity
145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145,
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145
Band 8	Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus -
7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000),
ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access -
Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING
GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5%
Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access
155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING
GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 9	Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING
GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5%
Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual
Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January
2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign
Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access
160, ING GoldenSelect Premium Plus 160
Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155
Band 56	ING Architect Variable Annuity 115
Band 57	ING Architect Variable Annuity 170
Band 58	ING Architect Variable Annuity 195
Band 59	ING Architect Variable Annuity 225
Band 60	ING Architect Variable Annuity 160
Band 61	ING Architect Variable Annuity 185
Band 62	ING Architect Variable Annuity 215
Band 64	ING Architect Variable Annuity 200

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Leisure Fund - Series I Shares
2009	2,010	$8.46	to	$10.67	$20,121	1.81%	0.95%	to	2.60%	29.41%	to	31.57%
2008	2,328	$6.53	to	$8.11	$17,862	1.00%	0.95%	to	2.60%	-44.54%	to	-43.60%
2007	3,083	$11.74	to	$14.38	$42,305	1.58%	0.95%	to	2.60%	-3.39%	to	-1.78%
2006	3,723	$12.12	to	$14.64	$52,417	1.08%	0.95%	to	2.60%	21.32%	to	23.44%
2005	4,687	$9.96	to	$11.86	$53,911	1.11%	0.95%	to	2.60%	-3.68%	to	-2.15%
BlackRock Global Allocation V.I. Fund - Class III
2009	102,963	$9.33	to	$9.61	$975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
2008	49,903	$7.92	to	$8.02	$397,800	(d)	0.95%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Columbia Asset Allocation Fund, Variable Series -
Class A
2009	22	$13.63	to	$14.00	$308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
2008	23	$11.19	to	$11.45	$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
2007	41	$15.82	to	$16.21	$668	2.48%	1.40%	to	1.90%	7.11%	to	7.64%
2006	36	$14.77	to	$15.06	$540	2.44%	1.40%	to	1.90%	9.65%	to	10.25%
2005	38	$13.47	to	$13.66	$523	2.49%	1.40%	to	1.90%	4.65%	to	5.08%
Columbia Federal Securities Fund, Variable Series -
Class A
2009	2	$11.70	to	$11.98	$22	8.16%	1.45%	to	1.80%	0.09%	to	0.42%
2008	2	$11.69	to	$11.93	$27	9.35%	1.45%	to	1.80%	6.18%	to	6.52%
2007	7	$11.01	to	$11.23	$80	6.21%	1.40%	to	1.80%	4.26%	to	4.76%
2006	8	$10.56	to	$10.72	$81	5.54%	1.40%	to	1.80%	1.83%	to	2.29%
2005	8	$10.37	to	$10.48	$85	5.71%	1.40%	to	1.80%	0.78%	to	1.06%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Large Cap Growth Fund, Variable Series -
Class A
2009	33	$9.95	to	$10.20	$331	0.68%	1.40%	to	1.90%	32.31%	to	32.99%
2008	34	$7.52	to	$7.67	$258	0.27%	1.40%	to	1.90%	-41.57%	to	-41.26%
2007	37	$12.87	to	$13.06	$484	0.39%	1.40%	to	1.90%	13.49%	to	14.16%
2006	48	$11.34	to	$11.44	$547	0.35%	1.40%	to	1.90%	8.21%	to	8.65%
2005	49	$10.48	to	$10.53	$515	(a)	1.40%	to	1.90%		(a)
Columbia Small Cap Value Fund, Variable Series -
Class B
2009	9,211	$10.05	to	$17.36	$150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
2007	13,631	$11.74	to	$19.82	$256,889	0.27%	0.95%	to	2.60%	-5.11%	to	-3.56%
2006	16,991	$12.34	to	$20.60	$335,177	0.34%	0.95%	to	2.60%	16.24%	to	18.25%
2005	20,661	$10.59	to	$17.48	$348,817	-	0.95%	to	2.60%	3.09%	to	4.17%
Columbia Small Company Growth Fund, Variable
Series - Class A
2009	2	$14.55	to	$14.90	$25	-	1.45%	to	1.80%	23.41%	to	23.86%
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
2007	4	$20.29	to	$20.68	$91	-	1.40%	to	1.80%	11.42%	to	11.84%
2006	4	$18.21	to	$18.49	$82	-	1.40%	to	1.80%	10.36%	to	10.85%
2005	5	$16.50	to	$16.68	$78	-	1.40%	to	1.80%	0.86%	to	1.28%
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	19,074	$7.72	to	$11.70	$183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
2007	28,026	$11.47	to	$16.08	$373,387	1.66%	0.75%	to	2.60%	-1.39%	to	0.50%
2006	28,119	$11.61	to	$16.03	$376,023	2.91%	0.75%	to	2.60%	16.83%	to	19.05%
2005	24,383	$10.48	to	$13.50	$276,545	1.36%	0.75%	to	2.60%	2.87%	to	4.79%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	66,360	$7.79	to	$14.91	$795,683	1.12%	0.75%	to	2.60%	31.90%	to	34.45%
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
2007	57,227	$12.58	to	$19.59	$922,587	0.87%	0.75%	to	2.60%	14.18%	to	16.41%
2006	39,889	$10.97	to	$16.87	$561,251	1.09%	0.75%	to	2.60%	8.54%	to	10.61%
2005	20,525	$11.89	to	$15.29	$267,908	0.04%	0.75%	to	2.60%	13.64%	to	15.83%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2009	799	$14.56	to	$15.26	$12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
2007	479	$17.21	to	$18.00	$8,548	0.71%	0.75%	to	1.35%	-3.75%	to	-3.14%
2006	304	$17.83	to	$18.63	$5,563	0.60%	0.75%	to	1.35%	15.42%	to	16.12%
2005	152	$15.41	to	$16.08	$2,400	0.59%	0.75%	to	1.35%	7.34%	to	7.94%
ING Balanced Portfolio - Class S
2009	654	$8.76	to	$12.11	$6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%
2007	814	$10.66	to	$14.41	$9,901	2.48%	0.75%	to	2.60%	2.60%	to	4.57%
2006	908	$10.39	to	$13.78	$10,361	1.04%	0.75%	to	2.60%	8.13%	to	8.76%
2005	254	$12.18	to	$12.67	$3,170	2.07%	0.75%	to	1.35%	2.61%	to	3.26%
ING Intermediate Bond Portfolio - Class S
2009	106,012	$9.60	to	$12.91	$1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
2007	88,836	$10.20	to	$12.89	$1,068,161	4.53%	0.75%	to	2.60%	2.96%	to	4.88%
2006	53,039	$10.12	to	$12.29	$616,032	5.04%	0.75%	to	2.60%	1.10%	to	3.02%
2005	26,206	$10.01	to	$11.93	$300,774	3.92%	0.75%	to	2.60%	0.71%	to	2.14%
ING American Funds Asset Allocation Portfolio
2009	35,172	$8.60	to	$8.81	$306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
2008	20,680	$7.13	to	$7.21	$148,369	(d)	0.95%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING American Funds Bond Portfolio
2009	49,758	$9.60	to	$10.04	$484,377	3.65%	0.75%	to	2.60%	9.18%	to	11.35%
2008	28,568	$8.77	to	$9.04	$252,168	(d)	0.75%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth Portfolio
2009	181,605	$7.75	to	$12.48	$2,104,447	1.86%	0.75%	to	2.60%	35.05%	to	37.77%
2008	181,107	$5.72	to	$9.09	$1,544,265	0.86%	0.75%	to	2.60%	-45.73%	to	-44.72%
2007	156,541	$12.02	to	$16.46	$2,455,766	0.26%	0.75%	to	2.60%	8.83%	to	10.93%
2006	138,030	$10.99	to	$14.87	$1,979,019	0.18%	0.75%	to	2.60%	6.76%	to	8.77%
2005	113,508	$10.57	to	$13.69	$1,516,773	-	0.75%	to	2.60%	12.69%	to	14.48%
ING American Funds Growth-Income Portfolio
2009	127,548	$8.12	to	$11.61	$1,376,389	2.28%	0.75%	to	2.60%	27.18%	to	29.60%
2008	127,441	$6.36	to	$8.98	$1,074,885	1.56%	0.75%	to	2.60%	-39.84%	to	-38.66%
2007	114,229	$11.40	to	$14.67	$1,595,008	1.00%	0.75%	to	2.60%	1.81%	to	3.73%
2006	100,590	$11.15	to	$14.17	$1,374,118	0.69%	0.75%	to	2.60%	11.59%	to	13.72%
2005	84,695	$10.10	to	$12.48	$1,031,247	0.35%	0.75%	to	2.60%	2.55%	to	4.26%
ING American Funds International Portfolio
2009	84,125	$8.00	to	$18.25	$1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%
2007	72,838	$13.49	to	$22.71	$1,548,000	0.88%	0.75%	to	2.60%	16.30%	to	18.47%
2006	58,897	$11.54	to	$19.20	$1,078,309	0.71%	0.75%	to	2.60%	15.21%	to	17.53%
2005	43,010	$10.99	to	$16.38	$683,490	0.49%	0.75%	to	2.60%	17.83%	to	19.82%
ING American Funds World Allocation Portfolio -
Service Class
2009	8,491	$11.91	to	$13.13	$102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
2008	1,447	$9.05	to	$9.09	$13,128	(d)	1.00%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Artio Foreign Portfolio - Service Class
2009	46,393	$6.65	to	$14.60	$601,656	3.12%	0.80%	to	2.60%	17.18%	to	19.31%
2008	45,525	$5.66	to	$12.36	$499,269	-	0.80%	to	2.60%	-45.12%	to	-44.08%
2007	45,509	$13.89	to	$22.32	$908,393	0.08%	0.80%	to	2.60%	13.41%	to	15.51%
2006	36,012	$12.18	to	$19.50	$630,618	-	0.80%	to	2.60%	25.82%	to	28.14%
2005	25,762	$11.80	to	$15.36	$356,543	0.07%	0.80%	to	2.60%	12.41%	to	14.30%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service 2 Class
2009	3,309	$10.93	to	$15.91	$46,737	2.84%	1.40%	to	2.20%	17.40%	to	18.38%
2008	3,270	$9.31	to	$13.44	$38,955	-	1.40%	to	2.20%	-44.98%	to	-44.49%
2007	3,447	$16.92	to	$24.21	$74,247	-	1.40%	to	2.20%	13.71%	to	14.58%
2006	3,419	$14.88	to	$21.13	$64,469	-	1.40%	to	2.20%	26.21%	to	27.29%
2005	2,592	$11.79	to	$16.60	$39,182	0.03%	1.40%	to	2.20%	12.64%	to	13.54%
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2009	15,090	$10.49	to	$10.64	$159,401	(e)	0.75%	to	2.60%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	19	$7.58	to	$7.71	$148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
2007	25	$9.77	to	$9.81	$244	(c)	0.75%	to	1.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2009	13,216	$8.21	to	$10.60	$130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%
2007	11,875	$10.92	to	$13.69	$153,507	-	0.75%	to	2.60%	3.98%	to	5.97%
2006	11,782	$10.38	to	$12.92	$145,523	-	0.75%	to	2.60%	4.34%	to	6.25%
2005	12,937	$10.88	to	$12.16	$151,911	-	0.80%	to	2.60%	7.76%	to	9.39%
ING BlackRock Large Cap Value Portfolio - Service
Class
2009	2,532	$8.02	to	$10.76	$25,192	0.39%	0.90%	to	2.35%	10.27%	to	11.85%
2008	3,077	$7.26	to	$9.62	$27,597	0.31%	0.90%	to	2.35%	-36.86%	to	-35.91%
2007	4,072	$11.46	to	$15.01	$57,552	0.41%	0.90%	to	2.60%	1.59%	to	3.33%
2006	5,107	$11.24	to	$14.53	$70,539	0.59%	0.80%	to	2.60%	13.51%	to	15.32%
2005	3,466	$10.53	to	$12.64	$42,124	-	0.80%	to	2.45%	2.92%	to	4.46%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Value Portfolio - Service 2
Class
2009	198	$8.48	to	$12.45	$2,189	0.23%	1.40%	to	2.20%	10.22%	to	11.06%
2008	220	$7.69	to	$11.21	$2,212	0.15%	1.40%	to	2.20%	-36.86%	to	-36.31%
2007	270	$12.18	to	$17.60	$4,303	0.23%	1.40%	to	2.20%	1.84%	to	2.62%
2006	291	$11.96	to	$17.15	$4,559	0.51%	1.40%	to	2.20%	13.69%	to	14.64%
2005	225	$10.52	to	$14.96	$3,132	-	1.40%	to	2.20%	2.92%	to	3.60%
ING Clarion Global Real Estate Portfolio - Service Class
2009	16,302	$7.49	to	$9.65	$151,036	2.43%	0.75%	to	2.60%	29.94%	to	32.34%
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to	2.60%	-42.79%	to	-41.83%
2007	11,754	$11.74	to	$12.55	$145,395	3.55%	0.95%	to	2.60%	-9.70%	to	-8.19%
2006	5,601	$12.93	to	$13.67	$76,113	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Clarion Global Real Estate Portfolio - Service 2 Class
2009	247	$9.16	to	$9.44	$2,299	2.15%	1.40%	to	2.20%	30.30%	to	31.48%
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to	2.20%	-42.61%	to	-42.19%
2007	222	$12.25	to	$12.42	$2,736	3.30%	1.40%	to	2.20%	-9.46%	to	-8.68%
2006	133	$13.53	to	$13.60	$1,807	(b)	1.40%	to	2.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Clarion Real Estate Portfolio - Service Class
2009	7,573	$7.94	to	$64.36	$307,226	3.51%	0.50%	to	2.60%	32.26%	to	35.21%
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to	2.60%	-40.10%	to	-38.82%
2007	11,227	$9.92	to	$77.80	$578,834	1.18%	0.50%	to	2.60%	-19.87%	to	-18.16%
2006	14,683	$12.29	to	$95.06	$970,402	1.16%	0.50%	to	2.60%	34.09%	to	36.95%
2005	13,345	$11.63	to	$69.41	$683,995	1.06%	0.50%	to	2.60%	13.76%	to	16.21%
ING Clarion Real Estate Portfolio - Service 2 Class
2009	1,228	$10.01	to	$18.07	$18,836	3.33%	1.40%	to	2.20%	32.76%	to	33.80%
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to	2.20%	-39.97%	to	-39.44%
2007	1,592	$12.56	to	$22.31	$30,569	1.05%	1.40%	to	2.20%	-19.69%	to	-19.02%
2006	1,706	$15.64	to	$27.55	$40,981	1.18%	1.40%	to	2.20%	34.36%	to	35.51%
2005	1,604	$11.64	to	$20.33	$28,990	1.02%	1.40%	to	2.20%	14.13%	to	14.92%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Health Sciences Portfolio - Service
Class
2009	16,988	$8.19	to	$11.11	$179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
2007	16,047	$11.93	to	$13.21	$205,635	0.13%	0.80%	to	2.60%	5.72%	to	7.68%
2006	16,005	$11.22	to	$12.28	$192,226	-	0.80%	to	2.60%	10.88%	to	12.96%
2005	14,969	$10.26	to	$10.96	$160,600	0.01%	0.80%	to	2.60%	7.63%	to	9.37%
ING Evergreen Omega Portfolio - Service Class
2009	7,714	$11.30	to	$13.39	$93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
2007	701	$11.48	to	$13.17	$8,527	0.08%	0.75%	to	2.55%	8.85%	to	10.77%
2006	950	$10.53	to	$11.89	$10,532	-	0.75%	to	2.60%	2.84%	to	4.85%
2005	748	$10.22	to	$11.34	$7,994	-	0.75%	to	2.60%	1.72%	to	2.95%
ING Evergreen Omega Portfolio - Service 2 Class
2009	74	$11.30	to	$12.25	$879	-	1.40%	to	2.20%	38.99%	to	40.16%
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
2007	109	$11.48	to	$12.25	$1,301	-	1.40%	to	2.20%	9.02%	to	9.87%
2006	122	$10.53	to	$11.15	$1,331	-	1.40%	to	2.20%	3.03%	to	4.01%
2005	91	$10.22	to	$10.72	$961	-	1.40%	to	2.20%	1.63%	to	2.29%
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2009	57,858	$8.48	to	$14.98	$766,006	0.46%	0.50%	to	2.60%	35.66%	to	38.45%
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to	2.60%	-40.75%	to	-39.42%
2007	65,165	$12.21	to	$17.86	$1,061,996	0.15%	0.50%	to	2.60%	11.47%	to	13.53%
2006	43,307	$10.93	to	$15.29	$627,079	-	0.80%	to	2.60%	9.06%	to	11.10%
2005	43,185	$10.18	to	$13.79	$569,837	-	0.80%	to	2.60%	14.35%	to	15.88%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2009	2,037	$11.61	to	$17.86	$32,436	0.34%	1.40%	to	2.20%	35.95%	to	37.17%
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to	2.20%	-40.57%	to	-40.14%
2007	2,406	$14.37	to	$21.75	$47,072	0.01%	1.40%	to	2.20%	11.74%	to	12.69%
2006	2,079	$12.86	to	$19.30	$36,090	-	1.40%	to	2.20%	9.35%	to	10.22%
2005	1,777	$11.76	to	$17.51	$28,369	-	1.40%	to	2.20%	14.30%	to	15.12%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Focus 5 Portfolio - Service Class
2009	22,107	$6.85	to	$7.77	$154,311	-	0.75%	to	2.35%	18.92%	to	21.03%
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to	2.35%	-44.40%	to	-43.67%
2007	9,583	$10.36	to	$10.42	$99,541	(c)	1.00%	to	2.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Franklin Income Portfolio - Service Class
2009	43,601	$9.11	to	$10.25	$431,653	6.53%	0.95%	to	2.60%	28.61%	to	30.74%
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to	2.60%	-31.12%	to	-29.89%
2007	31,117	$10.83	to	$11.20	$342,076	1.18%	0.95%	to	2.60%	-0.09%	to	1.64%
2006	14,383	$10.84	to	$11.02	$156,693	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Income Portfolio - Service 2 Class
2009	799	$9.69	to	$9.99	$7,857	6.74%	1.40%	to	2.20%	28.86%	to	30.08%
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to	2.20%	-30.95%	to	-30.43%
2007	824	$10.89	to	$11.04	$9,020	1.27%	1.40%	to	2.20%	0.28%	to	1.10%
2006	268	$10.86	to	$10.92	$2,916	(b)	1.40%	to	2.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Mutual Shares Portfolio - Service Class
2009	20,839	$7.89	to	$9.21	$187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44%	to	-38.34%
2007	16,820	$11.79	to	$11.92	$199,485	(c)	0.95%	to	2.60%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2009	109,090	$7.57	to	$8.81	$849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36%	to	-36.31%
2007	54,307	$9.53	to	$9.64	$520,590	(c)	0.95%	to	2.60%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2009	22,047	$7.96	to	$42.27	$692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
2007	20,069	$14.96	to	$52.95	$828,047	0.01%	0.80%	to	2.60%	29.83%	to	32.18%
2006	16,489	$11.47	to	$40.06	$529,809	0.18%	0.80%	to	2.60%	18.24%	to	20.44%
2005	13,480	$13.27	to	$33.26	$373,920	0.72%	0.80%	to	2.60%	34.63%	to	36.65%
ING Global Resources Portfolio - Service 2 Class
2009	1,285	$16.64	to	$25.82	$28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%
2007	1,436	$21.52	to	$32.84	$41,169	-	1.40%	to	2.20%	30.19%	to	31.20%
2006	1,445	$16.53	to	$25.03	$31,781	0.10%	1.40%	to	2.20%	18.49%	to	19.47%
2005	1,203	$13.95	to	$20.95	$22,547	0.75%	1.40%	to	2.20%	34.72%	to	35.69%
ING Janus Contrarian Portfolio - Service Class
2009	40,957	$6.93	to	$13.14	$460,273	0.58%	0.90%	to	2.60%	32.81%	to	35.22%
2008	48,636	$5.19	to	$9.72	$407,973	0.63%	0.90%	to	2.60%	-50.31%	to	-49.44%
2007	46,762	$14.17	to	$19.24	$784,615	-	0.90%	to	2.60%	17.74%	to	19.78%
2006	10,578	$11.99	to	$16.07	$149,666	0.42%	0.90%	to	2.60%	19.84%	to	22.00%
2005	6,969	$11.34	to	$13.19	$81,462	0.06%	0.90%	to	2.60%	12.73%	to	14.58%
ING Janus Contrarian Portfolio - Service 2 Class
2009	1,441	$10.89	to	$18.21	$21,856	0.31%	1.40%	to	2.20%	33.13%	to	34.29%
2008	1,646	$8.18	to	$13.56	$18,745	0.42%	1.40%	to	2.20%	-50.18%	to	-49.78%
2007	1,722	$16.42	to	$27.00	$39,413	-	1.40%	to	2.20%	18.13%	to	19.10%
2006	370	$13.90	to	$22.67	$7,234	0.34%	1.40%	to	2.20%	20.14%	to	21.10%
2005	225	$11.57	to	$18.72	$3,755	0.07%	1.40%	to	2.20%	13.00%	to	13.80%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	35,528	$8.23	to	$22.21	$692,447	1.48%	0.75%	to	2.60%	67.19%	to	70.19%
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to	2.60%	-52.55%	to	-51.67%
2007	35,157	$18.01	to	$27.00	$867,350	0.89%	0.80%	to	2.60%	34.89%	to	37.40%
2006	27,668	$13.29	to	$19.65	$502,767	0.50%	0.80%	to	2.60%	32.26%	to	34.68%
2005	22,412	$13.00	to	$14.59	$305,326	0.07%	0.80%	to	2.60%	31.85%	to	33.73%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
2009	1,238	$20.02	to	$31.84	$33,336	1.14%	1.40%	to	2.20%	67.53%	to	68.91%
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to	2.20%	-52.41%	to	-52.04%
2007	1,430	$25.11	to	$39.30	$47,813	0.89%	1.40%	to	2.20%	35.15%	to	36.32%
2006	1,436	$18.58	to	$28.83	$35,277	0.49%	1.40%	to	2.20%	32.71%	to	33.78%
2005	1,054	$14.00	to	$21.55	$19,778	0.08%	1.40%	to	2.20%	31.71%	to	32.62%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2009	12,649	$9.20	to	$13.24	$153,523	0.41%	0.90%	to	2.60%	23.95%	to	26.22%
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to	2.60%	-31.75%	to	-30.53%
2007	16,728	$10.76	to	$15.37	$236,387	0.13%	0.80%	to	2.60%	-4.25%	to	-2.50%
2006	16,274	$11.18	to	$15.92	$239,483	-	0.80%	to	2.60%	13.63%	to	15.74%
2005	13,753	$10.36	to	$13.89	$177,486	-	0.80%	to	2.60%	-13.35%	to	1.91%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2009	2,557	$9.62	to	$15.23	$34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
2007	3,257	$11.31	to	$17.62	$50,959	-	1.40%	to	2.20%	-4.07%	to	-3.24%
2006	3,320	$11.79	to	$18.21	$54,102	-	1.40%	to	2.20%	13.91%	to	14.82%
2005	3,144	$10.35	to	$15.86	$45,409	-	1.40%	to	2.20%	1.34%	to	2.12%
ING Limited Maturity Bond Portfolio - Service Class
2009	5,258	$10.44	to	$27.44	$113,748	4.79%	0.50%	to	2.25%	4.76%	to	6.65%
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to	2.25%	-2.48%	to	-0.73%
2007	8,412	$10.17	to	$25.92	$176,466	1.99%	0.50%	to	2.25%	3.35%	to	5.24%
2006	10,711	$18.26	to	$24.63	$216,291	3.51%	0.50%	to	2.25%	1.53%	to	3.31%
2005	13,640	$17.66	to	$23.84	$269,644	4.59%	0.50%	to	2.25%	-0.67%	to	1.10%
ING Liquid Assets Portfolio - Service Class
2009	97,754	$9.82	to	$19.41	$1,494,964	0.11%	0.75%	to	2.60%	-2.33%	to	-0.41%
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to	2.60%	-0.19%	to	1.67%
2007	68,096	$10.32	to	$19.17	$1,050,018	4.98%	0.75%	to	2.60%	2.18%	to	4.18%
2006	46,163	$10.10	to	$18.40	$710,117	5.15%	0.75%	to	2.60%	1.92%	to	3.84%
2005	38,622	$9.89	to	$17.72	$582,359	3.06%	0.75%	to	2.60%	0.15%	to	2.01%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Liquid Assets Portfolio - Service 2 Class
2009	3,118	$10.23	to	$10.58	$32,318	0.06%	1.40%	to	2.20%	-2.00%	to	-1.12%
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to	2.20%	0.10%	to	0.85%
2007	2,311	$10.36	to	$10.64	$24,213	4.67%	1.40%	to	2.20%	2.44%	to	3.31%
2006	1,518	$10.07	to	$10.34	$15,430	4.99%	1.40%	to	2.20%	2.29%	to	3.11%
2005	1,143	$9.81	to	$10.08	$11,307	3.20%	1.40%	to	2.20%	0.40%	to	1.22%
ING Lord Abbett Affiliated Portfolio - Service Class
2009	5,806	$8.46	to	$11.24	$57,701	0.69%	0.90%	to	2.45%	15.79%	to	17.78%
2008	6,883	$7.23	to	$9.55	$58,611	2.38%	0.90%	to	2.60%	-38.24%	to	-37.15%
2007	8,922	$11.58	to	$15.21	$122,006	1.66%	0.90%	to	2.60%	1.44%	to	3.19%
2006	11,650	$11.28	to	$14.74	$155,652	0.80%	0.90%	to	2.60%	14.60%	to	16.57%
2005	10,892	$10.40	to	$12.66	$126,090	1.17%	0.90%	to	2.55%	2.87%	to	4.54%
ING Lord Abbett Affiliated Portfolio - Service 2 Class
2009	181	$8.73	to	$12.29	$1,991	0.57%	1.40%	to	2.20%	15.94%	to	16.94%
2008	200	$7.53	to	$10.51	$1,892	2.29%	1.40%	to	2.20%	-38.02%	to	-37.55%
2007	225	$12.15	to	$16.83	$3,428	1.63%	1.40%	to	2.20%	1.76%	to	2.56%
2006	245	$11.94	to	$16.41	$3,685	0.83%	1.40%	to	2.20%	14.70%	to	15.73%
2005	208	$10.41	to	$14.18	$2,804	1.27%	1.40%	to	2.20%	3.15%	to	3.89%
ING Marsico Growth Portfolio - Service Class
2009	34,422	$7.78	to	$15.53	$460,437	0.84%	0.80%	to	2.60%	25.61%	to	28.03%
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to	2.60%	-41.84%	to	-40.80%
2007	41,695	$12.20	to	$20.49	$758,194	-	0.80%	to	2.60%	11.21%	to	13.20%
2006	44,891	$10.86	to	$18.69	$732,265	-	0.50%	to	2.60%	2.22%	to	4.41%
2005	51,436	$10.77	to	$17.90	$818,414	-	0.50%	to	2.60%	6.08%	to	8.35%
ING Marsico Growth Portfolio - Service 2 Class
2009	1,476	$9.04	to	$13.16	$17,480	0.69%	1.40%	to	2.20%	26.08%	to	27.03%
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to	2.20%	-41.75%	to	-41.24%
2007	1,666	$12.31	to	$17.63	$26,446	-	1.40%	to	2.20%	11.50%	to	12.44%
2006	1,736	$11.04	to	$15.68	$24,784	-	1.40%	to	2.20%	2.51%	to	3.29%
2005	1,600	$10.77	to	$15.18	$22,546	-	1.40%	to	2.20%	6.47%	to	7.20%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico International Opportunities Portfolio -
Service Class
2009	14,798	$7.04	to	$12.48	$175,866	1.22%	0.75%	to	2.60%	33.99%	to	36.62%
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to	2.60%	-50.83%	to	-49.95%
2007	16,499	$14.26	to	$18.30	$294,956	0.87%	0.90%	to	2.60%	17.41%	to	19.53%
2006	11,871	$12.08	to	$15.31	$179,220	0.03%	0.90%	to	2.60%	20.78%	to	22.89%
2005	10,005	$12.32	to	$12.46	$123,938	(a)	0.90%	to	2.60%		(a)
ING MFS Total Return Portfolio - Service Class
2009	35,805	$8.98	to	$28.47	$797,586	2.44%	0.50%	to	2.60%	14.78%	to	17.31%
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to	2.60%	-24.37%	to	-22.73%
2007	43,202	$10.21	to	$31.41	$1,114,781	2.83%	0.50%	to	2.60%	1.28%	to	3.49%
2006	48,171	$11.08	to	$30.35	$1,227,770	2.28%	0.50%	to	2.60%	9.10%	to	11.38%
2005	53,957	$10.15	to	$27.25	$1,266,332	2.23%	0.50%	to	2.60%	0.19%	to	2.37%
ING MFS Total Return Portfolio - Service 2 Class
2009	2,933	$9.84	to	$12.80	$34,335	2.28%	1.40%	to	2.20%	15.09%	to	16.05%
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to	2.20%	-24.13%	to	-23.51%
2007	3,710	$11.27	to	$14.42	$49,366	2.89%	1.40%	to	2.20%	1.53%	to	2.35%
2006	4,025	$11.10	to	$14.09	$52,787	2.19%	1.40%	to	2.20%	9.36%	to	10.25%
2005	4,017	$10.15	to	$12.78	$48,425	2.28%	1.40%	to	2.20%	0.47%	to	1.27%
ING MFS Utilities Portfolio - Service Class
2009	28,774	$8.04	to	$15.20	$416,638	5.29%	0.75%	to	2.60%	29.34%	to	31.87%
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to	2.60%	-39.34%	to	-38.27%
2007	27,331	$15.42	to	$18.71	$499,704	0.74%	0.80%	to	2.60%	24.10%	to	26.38%
2006	18,136	$12.35	to	$14.82	$264,982	0.08%	0.80%	to	2.60%	27.43%	to	29.83%
2005	13,290	$10.19	to	$11.44	$151,085	(a)	0.80%	to	2.60%		(a)
ING Oppenheimer Active Allocation Portfolio -
Service Class
2009	2,217	$10.51	to	$12.98	$23,532	1.10%	0.95%	to	2.35%	24.97%	to	26.39%
2008	412	$8.41	to	$8.45	$3,471	(d)	1.15%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Service Class
2009	29,928	$11.24	to	$14.47	$400,025	8.29%	0.50%	to	2.60%	45.49%	to	48.60%
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to	2.60%	-24.50%	to	-22.89%
2007	48,061	$10.74	to	$12.70	$574,507	6.90%	0.50%	to	2.60%	0.17%	to	2.37%
2006	54,855	$10.86	to	$12.45	$649,202	6.60%	0.50%	to	2.60%	6.14%	to	8.41%
2005	56,422	$10.21	to	$11.52	$624,247	6.59%	0.50%	to	2.60%	1.58%	to	3.76%
ING PIMCO Total Return Bond Portfolio - Service
Class
2009	184,659	$11.14	to	$19.42	$2,982,070	4.08%	0.75%	to	2.60%	11.41%	to	13.57%
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to	2.60%	1.54%	to	3.45%
2007	67,225	$10.85	to	$16.53	$963,329	2.80%	0.75%	to	2.60%	6.15%	to	8.18%
2006	46,467	$10.19	to	$15.28	$629,159	2.44%	0.75%	to	2.60%	1.66%	to	3.54%
2005	46,819	$10.01	to	$14.76	$619,526	3.52%	0.75%	to	2.60%	-0.19%	to	1.72%
ING PIMCO Total Return Bond Portfolio - Service 2 Class
2009	5,514	$12.33	to	$14.04	$73,887	3.66%	1.40%	to	2.20%	11.79%	to	12.68%
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to	2.20%	1.66%	to	2.64%
2007	4,084	$10.85	to	$12.14	$47,659	3.23%	1.40%	to	2.20%	6.37%	to	7.24%
2006	3,836	$10.20	to	$11.32	$41,970	2.47%	1.40%	to	2.20%	2.00%	to	2.82%
2005	3,333	$10.00	to	$11.01	$35,739	3.46%	1.40%	to	2.20%	0.20%	to	0.82%
ING Pioneer Fund Portfolio - Service Class
2009	5,109	$8.39	to	$10.64	$51,948	1.15%	0.75%	to	2.60%	20.84%	to	23.29%
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to	2.60%	-36.39%	to	-35.26%
2007	6,910	$11.59	to	$13.33	$89,772	1.01%	0.75%	to	2.60%	2.26%	to	4.30%
2006	7,815	$12.39	to	$12.78	$98,275	-	0.75%	to	2.60%	13.77%	to	15.87%
2005	7,507	$10.89	to	$11.03	$82,253	(a)	0.75%	to	2.60%		(a)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	56,025	$8.41	to	$10.54	$563,986	1.19%	0.75%	to	2.60%	21.84%	to	24.29%
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
2007	52,138	$11.64	to	$12.78	$648,885	0.53%	0.75%	to	2.60%	2.70%	to	4.75%
2006	52,297	$11.19	to	$12.20	$627,662	0.19%	0.75%	to	2.60%	9.44%	to	11.52%
2005	54,549	$10.04	to	$10.94	$592,996	(a)	0.75%	to	2.60%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Retirement Conservative Portfolio - Adviser
Class
2009	48,192	$8.30	to	$8.32	$400,422	(e)	0.95% to 2.35%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING Retirement Growth Portfolio - Adviser Class
2009	484,226	$9.35	to	$9.38	$4,534,412	(e)	0.95% to 2.60%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING Retirement Moderate Growth Portfolio - Adviser
Class
2009	322,936	$9.61	to	$9.64	$3,108,225	(e)	0.95% to 2.60%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING Retirement Moderate Portfolio - Adviser Class
2009	186,216	$9.84	to	$9.87	$1,834,949	(e)	0.95% to 2.60%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	75,826	$9.45	to	$52.21	$2,513,348	1.88%	0.75% to 2.60%	29.86%	to	32.33%
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75% to 2.60%	-29.40%	to	-28.10%
2007	70,829	$10.22	to	$54.94	$2,706,874	1.81%	0.80% to 2.60%	1.64%	to	3.56%
2006	65,649	$11.17	to	$53.05	$2,587,523	1.18%	0.80% to 2.60%	11.64%	to	13.72%
2005	59,970	$10.68	to	$46.65	$2,239,487	1.30%	0.80% to 2.60%	5.33%	to	6.87%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2009	5,711	$11.22	to	$16.31	$83,348	1.69%	1.40%	to	2.20%	30.16%	to	31.11%
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to	2.20%	-29.23%	to	-28.63%
2007	7,127	$12.18	to	$17.43	$111,811	1.70%	1.40%	to	2.20%	1.92%	to	2.77%
2006	7,567	$11.95	to	$16.96	$115,607	1.16%	1.40%	to	2.20%	12.00%	to	12.92%
2005	6,643	$10.67	to	$15.02	$91,512	1.33%	1.40%	to	2.20%	5.34%	to	6.08%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	28,154	$8.17	to	$32.99	$652,560	1.66%	0.50%	to	2.60%	21.80%	to	24.35%
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to	2.60%	-37.39%	to	-36.01%
2007	30,810	$11.55	to	$41.46	$945,504	1.39%	0.50%	to	2.60%	0.39%	to	2.52%
2006	33,077	$12.03	to	$40.44	$1,025,488	1.30%	0.50%	to	2.60%	15.98%	to	18.52%
2005	34,766	$10.34	to	$34.12	$940,116	1.16%	0.50%	to	2.60%	1.18%	to	3.39%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2009	1,880	$9.28	to	$12.99	$22,439	1.53%	1.40%	to	2.20%	22.06%	to	23.01%
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to	2.20%	-37.24%	to	-36.69%
2007	2,243	$12.11	to	$16.68	$34,714	1.32%	1.40%	to	2.20%	0.67%	to	1.52%
2006	2,374	$12.03	to	$16.43	$36,444	1.32%	1.40%	to	2.20%	16.34%	to	17.27%
2005	2,369	$10.34	to	$14.01	$31,279	1.12%	1.40%	to	2.20%	1.62%	to	2.26%
ING Templeton Global Growth Portfolio - Service
Class
2009	16,283	$7.93	to	$22.99	$299,463	2.07%	0.80%	to	2.60%	28.88%	to	31.22%
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to	2.60%	-41.26%	to	-40.14%
2007	18,291	$11.69	to	$30.60	$448,072	1.03%	0.50%	to	2.60%	-0.30%	to	1.90%
2006	18,750	$11.67	to	$30.03	$466,167	0.89%	0.50%	to	2.60%	19.00%	to	21.33%
2005	17,674	$11.00	to	$24.75	$373,570	0.70%	0.50%	to	2.40%	7.40%	to	9.32%
ING Templeton Global Growth Portfolio - Service 2
Class
2009	346	$9.97	to	$15.22	$4,691	1.95%	1.40%	to	2.20%	29.15%	to	30.20%
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to	2.20%	-41.07%	to	-40.60%
2007	464	$13.10	to	$19.68	$8,169	0.90%	1.40%	to	2.20%	0.00%	to	0.87%
2006	481	$13.10	to	$19.51	$8,479	0.84%	1.40%	to	2.20%	19.09%	to	20.06%
2005	429	$11.00	to	$16.25	$6,469	0.75%	1.40%	to	2.20%	7.47%	to	8.20%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Global Franchise Portfolio - Service
Class
2009	18,516	$8.96	to	$16.29	$272,604	6.66%	0.80%	to	2.60%	25.54%	to	27.86%
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to	2.60%	-30.39%	to	-29.14%
2007	20,324	$12.28	to	$17.98	$339,631	-	0.80%	to	2.60%	6.81%	to	8.84%
2006	19,786	$11.43	to	$16.52	$308,178	1.62%	0.80%	to	2.60%	18.18%	to	20.32%
2005	16,288	$10.56	to	$13.73	$213,710	0.22%	0.80%	to	2.60%	8.87%	to	10.46%
ING Van Kampen Global Franchise Portfolio -
Service 2 Class
2009	4,059	$12.36	to	$16.54	$60,900	6.66%	1.40%	to	2.20%	25.74%	to	26.74%
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to	2.20%	-30.23%	to	-29.65%
2007	5,104	$14.09	to	$18.55	$86,794	-	1.40%	to	2.20%	7.15%	to	8.04%
2006	5,309	$13.15	to	$17.17	$84,046	1.67%	1.40%	to	2.20%	18.47%	to	19.44%
2005	4,920	$11.10	to	$14.38	$66,237	0.14%	1.40%	to	2.20%	8.82%	to	9.69%
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
2009	4,278	$9.67	to	$12.17	$41,756	3.07%	0.95%	to	2.35%	13.22%	to	14.45%
2008	318	$8.54	to	$8.58	$2,725	(d)	1.15%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	20,388	$8.35	to	$30.63	$482,174	1.23%	0.50%	to	2.60%	20.71%	to	23.31%
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to	2.60%	-34.00%	to	-32.55%
2007	24,948	$11.42	to	$36.83	$739,205	1.52%	0.50%	to	2.60%	-0.08%	to	2.08%
2006	28,474	$11.39	to	$36.08	$851,385	1.15%	0.50%	to	2.60%	13.07%	to	15.42%
2005	29,601	$10.97	to	$31.26	$791,655	1.01%	0.50%	to	2.55%	7.61%	to	9.53%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2009	3,999	$9.97	to	$14.09	$51,349	1.11%	1.40%	to	2.20%	21.14%	to	21.99%
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to	2.20%	-33.84%	to	-33.24%
2007	4,845	$12.44	to	$17.30	$77,095	1.37%	1.40%	to	2.20%	0.16%	to	0.99%
2006	5,087	$12.42	to	$17.13	$80,594	1.05%	1.40%	to	2.20%	13.32%	to	14.20%
2005	4,997	$10.96	to	$15.00	$70,383	1.00%	1.40%	to	2.20%	7.63%	to	8.32%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2009	1,807	$8.89	to	$12.84	$16,529	0.58%	0.90%	to	2.35%	27.00%	to	28.92%
2008	924	$6.95	to	$7.33	$6,594	0.84%	0.90%	to	2.35%	-34.33%	to	-33.36%
2007	1,325	$10.43	to	$11.00	$14,310	-	0.90%	to	2.35%	-6.00%	to	-4.51%
2006	2,157	$10.94	to	$11.52	$24,614	0.54%	0.90%	to	2.60%	16.79%	to	17.90%
2005	7	$9.71	to	$9.72	$71	(a)	1.40%	to	2.35%		(a)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
2009	47	$8.89	to	$9.19	$425	0.50%	1.40%	to	2.20%	26.82%	to	27.82%
2008	52	$7.01	to	$7.19	$369	0.79%	1.40%	to	2.20%	-34.30%	to	-33.79%
2007	60	$10.67	to	$10.86	$641	-	1.40%	to	2.20%	-5.99%	to	-5.15%
2006	115	$11.35	to	$11.45	$1,313	(b)	1.40%	to	2.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Diversified International Fund - Class R
2009	24	$8.33	to	$8.50	$203	0.52%	0.75%	to	1.35%	32.85%	to	33.86%
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to	1.35%	-46.77%	to	-46.46%
2007	34	$11.78	to	$11.86	$398	2.53%	0.75%	to	1.35%	10.40%	to	10.67%
2006	7	$10.67	to	$10.68	$76	(b)	1.00%	to	1.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	127	$14.83	to	$16.27	$2,051	2.20%	0.75%	to	1.35%	33.81%	to	34.63%
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to	1.35%	-27.54%	to	-27.11%
2007	32	$15.35	to	$16.66	$519	0.53%	0.75%	to	1.35%	-4.20%	to	-3.60%
2006	36	$15.96	to	$17.34	$611	0.02%	0.75%	to	1.35%	13.90%	to	14.58%
2005	33	$13.96	to	$15.17	$483	0.19%	0.75%	to	1.35%	6.56%	to	7.00%
ING Baron Small Cap Growth Portfolio - Service Class
2009	28,614	$8.16	to	$14.72	$288,247	-	0.75%	to	2.60%	31.77%	to	34.18%
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to	2.60%	-42.81%	to	-41.71%
2007	18,283	$11.41	to	$18.82	$240,630	-	0.75%	to	2.60%	3.35%	to	5.32%
2006	11,736	$11.00	to	$17.87	$147,898	-	0.75%	to	2.60%	12.27%	to	14.40%
2005	5,940	$10.91	to	$15.62	$66,027	-	0.75%	to	2.60%	5.94%	to	6.55%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value Portfolio - Service
Class
2009	19,380	$7.80	to	$9.08	$156,330	1.23%	0.95%	to	2.60%	21.50%	to	23.51%
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to	2.60%	-35.80%	to	-34.69%
2007	14,188	$10.00	to	$11.27	$144,098	0.12%	0.95%	to	2.60%	0.30%	to	2.08%
2006	7,129	$9.97	to	$11.06	$71,511	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Davis New York Venture Portfolio - Service Class
2009	30,411	$8.08	to	$11.93	$266,995	0.67%	0.75%	to	2.60%	28.14%	to	30.66%
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to	2.60%	-40.84%	to	-39.67%
2007	16,069	$11.14	to	$15.21	$182,872	0.26%	0.75%	to	2.60%	1.46%	to	3.31%
2006	8,295	$10.98	to	$14.75	$92,112	0.01%	0.75%	to	2.60%	11.41%	to	13.07%
2005	210	$9.90	to	$13.09	$2,221	-	0.75%	to	2.20%	2.53%	to	3.05%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2009	6,384	$8.42	to	$14.90	$67,915	1.46%	0.75%	to	2.55%	22.50%	to	24.69%
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to	2.55%	-34.77%	to	-33.54%
2007	1,393	$13.50	to	$17.98	$23,165	0.56%	0.75%	to	2.60%	-0.37%	to	1.58%
2006	1,576	$13.55	to	$17.70	$25,829	-	0.75%	to	2.60%	13.48%	to	15.61%
2005	1,732	$11.93	to	$15.31	$24,632	0.29%	0.75%	to	2.60%	5.66%	to	7.74%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2009	8,824	$8.14	to	$10.75	$89,393	-	0.75%	to	2.55%	28.61%	to	30.90%
2008	10,153	$6.28	to	$8.23	$79,359	-	0.75%	to	2.55%	-40.88%	to	-39.75%
2007	11,590	$10.62	to	$13.69	$152,199	-	0.75%	to	2.60%	-4.49%	to	-2.68%
2006	12,234	$11.97	to	$14.09	$166,845	-	0.75%	to	2.60%	7.21%	to	9.18%
2005	12,230	$11.15	to	$12.93	$154,616	-	0.75%	to	2.60%	8.29%	to	10.14%
ING Oppenheimer Global Portfolio - Initial Class
2009	618	$11.50	to	$12.26	$7,415	2.34%	0.75%	to	2.10%	36.74%	to	38.53%
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to	2.20%	-41.64%	to	-40.76%
2007	972	$14.20	to	$14.94	$14,307	1.09%	0.75%	to	2.60%	3.80%	to	5.81%
2006	1,210	$13.68	to	$14.12	$16,934	0.07%	0.75%	to	2.60%	14.95%	to	17.08%
2005	1,523	$11.90	to	$12.06	$18,307	(a)	0.75%	to	2.60%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Service Class
2009	10,171	$8.44	to	$15.14	$124,376	2.14%	0.75%	to	2.60%	35.73%	to	38.33%
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to	2.60%	-42.04%	to	-40.94%
2007	10,498	$12.05	to	$18.62	$160,036	0.96%	0.75%	to	2.60%	3.55%	to	5.56%
2006	7,433	$11.61	to	$17.69	$108,798	0.07%	0.75%	to	2.60%	14.56%	to	16.69%
2005	2,571	$11.89	to	$15.19	$32,615	1.19%	0.75%	to	2.60%	10.32%	to	12.43%
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	732	$11.47	to	$11.80	$8,547	3.29%	0.75%	to	1.35%	19.73%	to	20.41%
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to	1.35%	-16.91%	to	-16.38%
2007	862	$11.53	to	$11.72	$10,045	4.43%	0.75%	to	1.35%	7.16%	to	7.82%
2006	384	$10.76	to	$10.87	$4,165	0.12%	0.75%	to	1.35%	6.75%	to	7.41%
2005	306	$10.08	to	$10.12	$3,093	(a)	0.75%	to	1.35%		(a)
ING PIMCO Total Return Portfolio - Service Class
2009	718	$12.82	to	$14.46	$9,629	3.45%	0.75%	to	1.35%	11.09%	to	11.75%
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to	1.35%	-1.54%	to	-0.92%
2007	386	$11.72	to	$13.06	$4,744	3.24%	0.75%	to	1.35%	7.92%	to	8.56%
2006	259	$10.86	to	$12.03	$2,982	1.65%	0.75%	to	1.35%	2.55%	to	3.26%
2005	247	$10.59	to	$11.65	$2,776	1.55%	0.75%	to	1.35%	0.76%	to	1.30%
ING Solution 2015 Portfolio - Service Class
2009	1,596	$10.48	to	$10.78	$16,960	3.91%	0.75%	to	1.35%	20.74%	to	21.40%
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to	1.35%	-27.91%	to	-27.39%
2007	766	$12.04	to	$12.23	$9,290	0.51%	0.75%	to	1.35%	3.26%	to	3.82%
2006	278	$11.66	to	$11.78	$3,262	0.13%	0.75%	to	1.35%	9.54%	to	9.89%
2005	34	$10.69	to	$10.72	$363	(a)	0.75%	to	1.10%		(a)
ING Solution 2025 Portfolio - Service Class
2009	1,640	$10.12	to	$10.41	$16,849	3.52%	0.75%	to	1.35%	24.17%	to	24.82%
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to	1.35%	-34.80%	to	-34.33%
2007	516	$12.50	to	$12.70	$6,508	0.38%	0.75%	to	1.35%	3.22%	to	3.84%
2006	207	$12.11	to	$12.23	$2,527	0.07%	0.75%	to	1.35%	11.79%
2005	4	$10.94			$47	(a)	0.75%				(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2009	1,070	$10.18	to	$10.47	$11,035	2.91%	0.75%	to	1.35%	26.62%	to	27.37%
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to	1.35%	-37.82%	to	-37.44%
2007	595	$12.93	to	$13.14	$7,753	0.41%	0.75%	to	1.35%	3.86%	to	4.45%
2006	126	$12.45	to	$12.58	$1,583	0.10%	0.75%	to	1.35%	13.00%	to	13.33%
2005	2	$11.08	to	$11.10	$19	(a)	0.75%	to	1.00%		(a)
ING Solution 2045 Portfolio - Service Class
2009	135	$10.14	to	$10.43	$1,384	2.15%	0.75%	to	1.35%	28.03%	to	28.77%
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to	1.35%	-40.67%	to	-40.27%
2007	84	$13.35	to	$13.56	$1,135	0.14%	0.75%	to	1.35%	4.52%	to	4.95%
2006	24	$12.82	to	$12.92	$312	-	0.75%	to	1.20%	13.91%
2005	-	$11.29			$5	(a)	1.00%				(a)
ING Solution Income Portfolio - Service Class
2009	635	$10.76	to	$11.07	$6,919	5.25%	0.75%	to	1.35%	15.57%	to	16.28%
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to	1.35%	-17.76%	to	-17.22%
2007	408	$11.32	to	$11.50	$4,657	0.65%	0.75%	to	1.35%	4.03%	to	4.36%
2006	52	$10.93	to	$11.02	$566	(b)	0.75%	to	1.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2009	680	$11.04	to	$13.67	$9,112	0.31%	0.75%	to	1.35%	44.07%	to	44.90%
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to	1.35%	-44.03%	to	-43.68%
2007	204	$13.63	to	$16.84	$3,215	-	0.75%	to	1.35%	11.42%	to	12.17%
2006	152	$12.20	to	$15.06	$2,030	-	0.75%	to	1.35%	7.51%	to	8.10%
2005	59	$11.39	to	$13.96	$729	-	0.75%	to	1.35%	7.54%	to	8.20%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2009	11,877	$7.87	to	$12.83	$97,640	0.01%	0.75%	to	2.60%	39.05%	to	41.41%
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to	2.60%	-43.72%	to	-42.73%
2007	3,334	$10.10	to	$15.93	$35,823	0.14%	0.75%	to	2.45%	8.14%	to	8.79%
2006	320	$12.30	to	$14.68	$4,288	-	0.75%	to	1.35%	11.54%	to	12.19%
2005	282	$11.01	to	$13.12	$3,308	0.45%	0.75%	to	1.35%	4.50%	to	5.08%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2009	25,327	$7.67	to	$10.46	$241,228	-	0.75%	to	2.60%	28.47%	to	31.00%
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to	2.60%	-42.17%	to	-41.17%
2007	8,749	$12.45	to	$13.64	$110,579	1.24%	0.95%	to	2.60%	12.26%	to	14.14%
2006	2,262	$11.09	to	$11.95	$25,226	(b)	0.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Thornburg Value Portfolio - Initial Class
2009	163	$8.51	to	$12.46	$1,479	1.12%	0.95%	to	2.10%	41.78%	to	43.50%
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to	2.10%	-41.01%	to	-40.35%
2007	247	$10.15	to	$14.66	$2,633	0.44%	0.95%	to	2.10%	4.98%	to	6.18%
2006	331	$9.34	to	$13.84	$3,324	0.48%	0.95%	to	2.55%	13.90%	to	15.78%
2005	389	$8.20	to	$11.99	$3,383	0.85%	0.95%	to	2.55%	-0.97%	to	0.57%
ING Thornburg Value Portfolio - Service Class
2009	718	$9.82	to	$13.11	$7,716	0.79%	0.75%	to	2.35%	40.89%	to	43.36%
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to	2.35%	-41.30%	to	-40.37%
2007	1,107	$11.74	to	$15.42	$13,460	0.75%	0.75%	to	2.35%	4.49%	to	6.20%
2006	592	$11.09	to	$14.56	$6,794	0.02%	0.75%	to	2.35%	15.13%	to	15.68%
2005	27	$9.76	to	$12.62	$277	0.55%	0.75%	to	1.20%	0.08%	to	0.51%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2009	649	$9.20	to	$12.05	$6,503	1.15%	0.75%	to	2.35%	28.49%	to	30.69%
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
2007	1,086	$12.22	to	$15.57	$14,104	0.67%	0.75%	to	2.45%	-1.60%	to	0.16%
2006	1,739	$12.40	to	$15.59	$22,611	0.48%	0.75%	to	2.60%	11.39%	to	13.42%
2005	628	$11.02	to	$13.77	$7,228	0.51%	0.75%	to	2.60%	6.66%	to	8.23%
ING Van Kampen Comstock Portfolio - Service Class
2009	15,876	$8.24	to	$12.18	$164,271	2.32%	0.75%	to	2.60%	25.28%	to	27.51%
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to	2.60%	-38.19%	to	-36.94%
2007	16,860	$10.78	to	$15.22	$221,984	1.25%	0.75%	to	2.60%	-4.83%	to	-3.00%
2006	15,954	$11.25	to	$15.73	$219,324	0.70%	0.75%	to	2.60%	12.87%	to	14.96%
2005	13,926	$10.31	to	$13.71	$168,923	0.51%	0.75%	to	2.60%	0.81%	to	2.74%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	202	$11.39	to	$11.63	$2,321	1.91%	0.75%	to	1.20%	21.30%	to	21.78%
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to	1.35%	-24.43%	to	-23.96%
2007	283	$12.36	to	$12.56	$3,542	2.47%	0.75%	to	1.35%	2.15%	to	2.78%
2006	321	$12.10	to	$12.22	$3,913	1.93%	0.75%	to	1.35%	11.21%	to	11.80%
2005	380	$10.88	to	$10.93	$4,151	(a)	0.75%	to	1.35%		(a)
ING Van Kampen Equity and Income Portfolio -
Service Class
2009	17,055	$8.66	to	$13.99	$189,556	1.66%	0.75%	to	2.60%	19.14%	to	21.49%
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to	2.60%	-25.55%	to	-24.14%
2007	8,181	$9.66	to	$15.26	$102,113	1.91%	0.75%	to	2.60%	0.59%	to	2.49%
2006	5,017	$11.82	to	$14.92	$61,397	2.21%	0.75%	to	2.60%	9.47%	to	11.56%
2005	3,123	$10.77	to	$13.41	$34,098	-	0.75%	to	2.60%	6.31%	to	7.00%
ING Strategic Allocation Conservative Portfolio -
Class S
2009	102	$12.97	to	$13.35	$1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
2007	96	$14.88	to	$15.12	$1,445	2.50%	0.75%	to	1.35%	4.26%	to	4.71%
2006	50	$14.33	to	$14.44	$717	1.55%	0.75%	to	1.20%	7.07%	to	7.36%
2005	9	$13.43	to	$13.45	$118	(a)	0.75%	to	1.10%		(a)
ING Strategic Allocation Growth Portfolio - Class S
2009	42	$13.85	to	$14.25	$589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
2007	25	$17.93	to	$18.15	$455	1.31%	0.75%	to	1.20%	3.52%	to	3.95%
2006	18	$17.32	to	$17.46	$308	0.48%	0.75%	to	1.20%	11.65%	to	12.07%
2005	2	$15.54	to	$15.58	$29	(a)	0.75%	to	1.10%		(a)
ING Strategic Allocation Moderate Portfolio - Class S
2009	48	$13.43	to	$13.81	$657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
2007	52	$16.37	to	$16.63	$862	2.06%	0.75%	to	1.35%	3.87%	to	4.46%
2006	44	$15.76	to	$15.92	$693	1.01%	0.75%	to	1.35%	9.29%	to	9.94%
2005	25	$14.42	to	$14.48	$362	(a)	0.75%	to	1.35%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class I
2009	14	$7.87	to	$7.89	$109	1.01%	1.25%	to	1.40%	28.50%	to	28.59%
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	15		$9.96		$150	(c)	1.25%	to	1.40%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class S
2009	57,953	$7.62	to	$13.34	$453,859	1.45%	0.50%	to	2.60%	26.58%	to	29.34%
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to	2.60%	-39.13%	to	-38.33%
2007	488	$9.94	to	$16.75	$7,420	1.64%	0.75%	to	2.20%	5.71%	to	6.35%
2006	310	$14.70	to	$15.75	$4,758	1.29%	0.75%	to	1.35%	12.40%	to	12.90%
2005	177	$13.15	to	$13.95	$2,431	1.09%	0.75%	to	1.20%	6.65%	to	7.14%
ING GET U.S. Core Portfolio - Series 5
2009	1,378	$10.11	to	$10.72	$14,317	3.58%	1.45%	to	2.50%	-0.88%	to	0.19%
2008	1,627	$10.11	to	$10.70	$16,931	1.51%	1.45%	to	2.70%	-9.81%	to	-8.70%
2007	2,032	$11.19	to	$11.72	$23,310	1.78%	1.45%	to	2.75%	-0.62%	to	0.69%
2006	2,507	$11.17	to	$11.64	$28,664	1.86%	1.25%	to	3.10%	7.92%	to	9.61%
2005	3,529	$10.35	to	$10.66	$37,081	0.97%	1.25%	to	3.10%	-0.48%	to	1.43%
ING GET U.S. Core Portfolio - Series 6
2009	1,412	$9.61	to	$10.48	$14,418	2.17%	1.45%	to	3.10%	-1.44%	to	0.19%
2008	1,829	$9.75	to	$10.46	$18,708	1.91%	1.45%	to	3.10%	-9.05%	to	-7.52%
2007	2,246	$10.72	to	$11.39	$24,947	2.46%	1.25%	to	3.10%	0.19%	to	1.97%
2006	2,775	$10.70	to	$11.17	$30,412	2.27%	1.25%	to	3.10%	7.10%	to	9.08%
2005	4,173	$9.99	to	$10.24	$42,244	0.39%	1.25%	to	3.10%	-0.50%	to	1.49%
ING GET U.S. Core Portfolio - Series 7
2009	1,033	$9.65	to	$10.40	$10,450	2.29%	1.45%	to	2.95%	-1.93%	to	-0.48%
2008	1,169	$9.84	to	$10.45	$11,948	1.97%	1.45%	to	2.95%	-7.69%	to	-6.36%
2007	1,480	$10.62	to	$11.23	$16,210	2.54%	1.25%	to	3.10%	0.09%	to	2.00%
2006	2,117	$10.60	to	$11.01	$22,891	2.17%	1.25%	to	3.10%	6.85%	to	8.90%
2005	3,676	$9.92	to	$10.11	$36,810	0.14%	1.25%	to	3.10%	-0.30%	to	0.90%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 8
2009	543	$9.92	to	$10.54	$5,547	2.39%	1.25%	to	2.50%	-0.60%	to	0.57%
2008	725	$9.98	to	$10.48	$7,399	1.87%	1.25%	to	2.50%	-8.86%	to	-7.58%
2007	896	$10.77	to	$11.34	$9,955	2.27%	1.25%	to	3.10%	0.47%	to	2.35%
2006	998	$10.72	to	$11.08	$10,909	1.75%	1.25%	to	3.10%	7.31%	to	9.27%
2005	1,504	$9.99	to	$10.14	$15,156	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 9
2009	504	$9.89	to	$10.38	$5,144	2.25%	1.45%	to	2.50%	-1.00%	to	0.00%
2008	596	$9.92	to	$10.38	$6,080	2.19%	1.45%	to	2.70%	-7.72%	to	-6.49%
2007	686	$10.65	to	$11.10	$7,521	2.59%	1.45%	to	3.10%	0.76%	to	2.40%
2006	940	$10.57	to	$10.88	$10,101	1.35%	1.25%	to	3.10%	6.77%	to	8.80%
2005	1,656	$9.90	to	$10.00	$16,493	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 10
2009	412	$9.75	to	$10.30	$4,090	2.82%	1.25%	to	2.50%	-3.37%	to	-2.09%
2008	501	$9.95	to	$10.52	$5,125	2.53%	1.25%	to	2.90%	-6.66%	to	-5.05%
2007	562	$10.66	to	$11.08	$6,095	2.00%	1.25%	to	2.90%	0.57%	to	2.31%
2006	805	$10.57	to	$10.83	$8,614	0.73%	1.25%	to	3.10%	6.44%	to	8.41%
2005	1,255	$9.93	to	$9.99	$12,504	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 11
2009	565	$9.77	to	$10.38	$5,718	3.98%	1.45%	to	2.95%	-3.65%	to	-2.17%
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to	2.95%	-2.31%	to	-0.93%
2007	836	$10.35	to	$10.71	$8,827	3.25%	1.45%	to	3.10%	-1.05%	to	0.56%
2006	1,056	$10.46	to	$10.65	$11,153	0.27%	1.45%	to	3.10%	5.29%	to	6.29%
2005	148	$10.01	to	$10.02	$1,482	(a)	0.95%	to	1.90%		(a)
ING GET U.S. Core Portfolio - Series 12
2009	221	$9.71	to	$10.33	$2,232	3.19%	1.45%	to	3.05%	-3.67%	to	-2.09%
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to	3.05%	-9.03%	to	-7.54%
2007	355	$11.07	to	$11.41	$4,014	1.30%	1.45%	to	3.10%	-0.18%	to	1.51%
2006	426	$11.09	to	$11.24	$4,768	(b)	1.45%	to	3.10%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 13
2009	1,567	$9.82	to	$10.17	$15,806	3.48%	1.45%	to	2.45%	-4.47%	to	-3.51%
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to	2.90%	-0.59%	to	0.86%
2007	3,493	$10.19	to	$10.45	$36,193	0.65%	1.45%	to	3.10%	1.70%	to	3.36%
2006	5,273	$10.02	to	$10.11	$53,117	(b)	1.45%	to	3.10%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 14
2009	4,490	$9.72	to	$10.20	$45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
2007	8,660	$10.11	to	$10.28	$88,486	(c)	1.45%	to	3.10%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
2009	22,823	$9.58	to	$14.51	$223,254	-	0.75%	to	2.60%	48.53%	to	51.46%
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
2007	71	$15.83	to	$16.09	$1,140	-	0.75%	to	1.35%	17.26%	to	17.96%
2006	41	$13.50	to	$13.64	$550	-	0.75%	to	1.35%	5.30%	to	5.98%
2005	6	$12.82	to	$12.87	$78	(a)	0.75%	to	1.35%		(a)
ING Dow Jones Euro STOXX 50 Index Portfolio -
Class A
2009	62	$9.79	to	$9.82	$608	(e)	1.15%	to	2.25%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING FTSE 100 Index Portfolio - Class A
2009	74	$10.24	to	$10.27	$755	(e)	1.15%	to	2.25%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Hang Seng Index Portfolio - Class S
2009	3,225	$12.87	to	$13.00	$41,686	(e)	0.95%	to	2.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Index Plus LargeCap Portfolio - Class S
2009	19,841	$7.78	to	$11.56	$174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
2007	25,928	$10.51	to	$15.31	$303,196	0.68%	0.75%	to	2.60%	2.05%	to	3.98%
2006	18,042	$10.70	to	$14.76	$204,688	0.88%	0.75%	to	2.60%	11.30%	to	13.44%
2005	17,237	$9.61	to	$13.05	$173,748	1.22%	0.75%	to	2.60%	2.43%	to	4.30%
ING Index Plus MidCap Portfolio - Class S
2009	11,403	$8.13	to	$13.56	$127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
2007	16,517	$10.34	to	$16.90	$232,853	0.48%	0.75%	to	2.60%	2.49%	to	4.49%
2006	16,098	$10.83	to	$16.21	$220,692	0.44%	0.75%	to	2.60%	6.32%	to	8.27%
2005	13,837	$11.08	to	$15.01	$177,634	0.39%	0.75%	to	2.60%	7.93%	to	10.02%
ING Index Plus SmallCap Portfolio - Class S
2009	8,979	$7.64	to	$12.93	$94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
2007	13,011	$9.63	to	$15.97	$171,833	0.13%	0.75%	to	2.60%	-9.01%	to	-7.17%
2006	13,635	$11.83	to	$17.26	$197,450	0.25%	0.75%	to	2.60%	10.55%	to	12.65%
2005	11,068	$10.68	to	$15.36	$144,771	0.27%	0.75%	to	2.60%	4.63%	to	6.56%
ING International Index Portfolio - Class S
2009	8,995	$7.46	to	$13.99	$69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
2008	998	$6.02	to	$6.09	$6,041	(d)	0.95%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Japan Equity Index Portfolio - Class A
2009	33	$9.84	to	$9.87	$324	(e)	1.00%	to	2.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Portfolio - Class S
2009	1,384	$6.90	to	$11.12	$11,219	2.74%	0.75%	to	2.55%	12.01%	to	13.88%
2008	1,626	$6.16	to	$9.78	$11,563	1.77%	0.75%	to	2.55%	-37.46%	to	-36.28%
2007	2,032	$9.85	to	$15.39	$22,941	1.47%	0.75%	to	2.60%	0.08%	to	2.03%
2006	2,433	$9.83	to	$15.12	$27,029	1.40%	0.75%	to	2.60%	12.73%	to	14.92%
2005	2,925	$8.72	to	$13.20	$28,537	0.36%	0.75%	to	2.60%	4.06%	to	5.94%
ING Russell™ Global Large Cap Index 75%
Portfolio - Class S
2009	1,718	$9.93	to	$12.98	$17,237	2.96%	0.95%	to	2.35%	22.29%	to	23.80%
2008	335	$8.12	to	$8.15	$2,725	(d)	1.15%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2009	11,210	$11.73	to	$12.75	$141,894	(e)	0.75%	to	2.55%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Index Portfolio - Class S
2009	45,756	$8.00	to	$12.91	$372,497	-	0.80%	to	2.60%	20.57%	to	22.44%
2008	3,418	$6.66	to	$6.73	$22,903	(d)	0.80%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	1,922	$12.40	to	$12.55	$24,005	(e)	0.95%	to	2.60%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	19,157	$12.88	to	$13.04	$248,368	(e)	0.90%	to	2.60%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class S
2009	10,132	$8.30	to	$8.51	$85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
2008	3,704	$6.04	to	$6.15	$22,649	(d)	0.80%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Small Cap Index Portfolio - Class S
2009	13,275	$8.54	to	$8.76	$114,700	-	0.90%	to	2.35%	23.41%	to	25.32%
2008	10,143	$6.91	to	$7.00	$70,527	(d)	0.80%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Small Company Portfolio - Class S
2009	8,151	$8.82	to	$15.02	$75,533	0.54%	0.75%	to	2.35%	24.23%	to	26.28%
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to	2.55%	-32.17%	to	-31.74%
2007	166	$15.12	to	$17.52	$2,803	-	0.75%	to	1.35%	4.23%	to	4.89%
2006	135	$14.46	to	$16.75	$2,151	0.16%	0.75%	to	1.35%	14.53%	to	15.18%
2005	94	$12.60	to	$14.57	$1,294	0.02%	0.75%	to	1.35%	8.56%	to	9.23%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class S
2009	23,840	$10.39	to	$10.89	$251,758	2.45%	0.75%	to	2.60%	2.77%	to	4.78%
2008	17,418	$10.11	to	$10.41	$177,261	(d)	0.75%	to	2.60%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2009	27,525	$7.61	to	$7.89	$213,033	-	0.75%	to	2.35%	26.91%	to	28.92%
2008	23,942	$6.00	to	$6.12	$145,051	(d)	0.75%	to	2.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Value Portfolio - Class S
2009	713	$13.71	to	$15.35	$10,718	1.54%	0.75%	to	1.35%	24.38%	to	25.22%
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to	1.35%	-43.09%	to	-42.76%
2007	632	$19.26	to	$21.52	$13,183	1.57%	0.75%	to	1.35%	11.53%	to	12.21%
2006	380	$17.22	to	$19.23	$6,945	1.86%	0.75%	to	1.35%	27.09%	to	27.86%
2005	199	$13.52	to	$15.08	$2,846	1.87%	0.75%	to	1.35%	7.68%	to	8.21%
ING MidCap Opportunities Portfolio - Class S
2009	32,727	$8.49	to	$15.94	$297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
2007	2,454	$10.12	to	$18.51	$26,412	-	0.75%	to	2.35%	22.47%	to	24.51%
2006	3,017	$8.25	to	$14.90	$25,935	-	0.75%	to	2.35%	5.13%	to	6.84%
2005	3,860	$7.84	to	$13.99	$31,259	-	0.75%	to	2.35%	7.69%	to	9.33%
ING SmallCap Opportunities Portfolio - Class S
2009	8,154	$6.79	to	$14.29	$59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
2007	11,476	$8.31	to	$17.06	$100,307	-	0.75%	to	2.60%	7.00%	to	9.00%
2006	14,427	$7.74	to	$15.69	$116,669	-	0.75%	to	2.60%	9.43%	to	11.49%
2005	15,436	$7.05	to	$14.11	$112,432	-	0.75%	to	2.60%	6.47%	to	8.14%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Legg Mason ClearBridge Variable Investors Portfolio
2009	11	$7.58	to	$7.61	$80	1.31%	1.25%	to	1.40%	22.85%	to	22.94%
2008	12	$6.17	to	$6.19	$73	0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	17	$9.73	to	$9.74	$169	(c)	1.25%	to	1.40%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
Legg Mason Global Currents Variable International
All Cap Opportunity Portfolio
2009	4	$13.07	to	$13.36	$46	-	1.25%	to	1.40%	26.77%	to	27.00%
2008	4	$10.31	to	$10.52	$39	1.40%	1.25%	to	1.40%	-44.18%	to	-44.10%
2007	6	$18.47	to	$18.82	$104	0.83%	1.25%	to	1.40%	4.88%	to	4.96%
2006	8	$17.61	to	$17.93	$136	1.91%	1.25%	to	1.40%	24.10%	to	24.34%
2005	10	$14.19	to	$14.42	$144	1.12%	1.25%	to	1.40%	10.17%	to	10.33%
Legg Mason Western Asset Variable High Income
Portfolio
2009	4	$18.41	to	$18.82	$78	12.40%	1.25%	to	1.40%	57.75%	to	57.89%
2008	4	$11.67	to	$11.92	$51	9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
2007	6	$16.91	to	$17.24	$110	8.07%	1.25%	to	1.40%	-1.11%	to	-0.92%
2006	8	$17.10	to	$17.40	$138	6.49%	1.25%	to	1.40%	9.40%	to	9.57%
2005	12	$15.63	to	$15.88	$185	7.11%	1.25%	to	1.40%	1.23%	to	1.34%
Legg Mason Western Asset Variable Money Market
Portfolio
2009	2	$13.38			$23	-	1.40%			-1.18%
2008	2	$13.54			$23	3.17%	1.40%			1.12%
2007	12	$13.39			$166	2.12%	1.40%			3.48%
2006	2	$12.94			$23	4.49%	1.40%			3.19%
2005	2	$12.54			$24	3.31%	1.40%			1.37%
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2009	102	$15.36	to	$15.80	$1,600	0.50%	0.75%	to	1.35%	34.97%	to	35.86%
2008	71	$11.38	to	$11.63	$822	0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%
2007	70	$18.60	to	$18.90	$1,323	0.19%	0.75%	to	1.35%	-2.72%	to	-2.17%
2006	43	$19.12	to	$19.32	$822	0.01%	0.75%	to	1.35%	13.41%	to	13.85%
2005	5	$16.93	to	$16.97	$91	(a)	0.75%	to	1.10%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2009	949	$11.62	to	$11.96	$11,216	2.94%	0.75%	to	1.35%	16.78%	to	17.49%
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to	1.35%	-8.29%	to	-7.71%
2007	222	$10.85	to	$11.03	$2,430	4.24%	0.75%	to	1.35%	9.05%	to	9.64%
2006	130	$9.95	to	$10.06	$1,301	4.45%	0.75%	to	1.35%	-0.40%	to	0.10%
2005	35	$10.02	to	$10.05	$352	(a)	0.75%	to	1.20%		(a)
Pioneer Equity Income VCT Portfolio - Class II
2009	1,206	$11.12	to	$12.72	$15,029	3.01%	0.75%	to	1.35%	12.29%	to	13.04%
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to	1.35%	-31.41%	to	-30.97%
2007	1,031	$14.36	to	$16.39	$16,338	2.74%	0.75%	to	1.35%	-0.80%	to	-0.20%
2006	551	$14.44	to	$16.47	$8,556	2.31%	0.75%	to	1.35%	20.52%	to	21.20%
2005	272	$11.95	to	$13.62	$3,429	2.17%	0.75%	to	1.35%	4.09%	to	4.66%
ProFund VP Bull
2009	2,036	$7.18	to	$10.05	$15,316	0.65%	0.95%	to	2.25%	21.49%	to	23.28%
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to	2.60%	-39.27%	to	-38.28%
2007	2,986	$9.60	to	$13.43	$30,062	0.44%	0.90%	to	2.60%	0.85%	to	2.61%
2006	5,805	$9.42	to	$13.20	$57,596	0.22%	0.90%	to	2.60%	10.75%	to	12.62%
2005	8,379	$8.50	to	$11.82	$74,309	0.22%	0.90%	to	2.60%	0.12%	to	1.78%
ProFund VP Europe 30
2009	1,144	$8.70	to	$13.41	$10,444	2.60%	0.95%	to	2.35%	29.26%	to	31.05%
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to	2.35%	-45.34%	to	-44.50%
2007	1,835	$12.05	to	$18.75	$23,421	2.03%	0.90%	to	2.60%	11.56%	to	13.54%
2006	2,641	$10.79	to	$16.66	$29,949	0.34%	0.90%	to	2.60%	14.46%	to	16.50%
2005	3,806	$9.42	to	$14.43	$37,372	0.13%	0.90%	to	2.60%	5.29%	to	7.16%
ProFund VP Rising Rates Opportunity
2009	2,393	$5.72	to	$7.07	$14,303	0.55%	0.95%	to	2.60%	28.82%	to	30.95%
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to	2.60%	-39.61%	to	-38.60%
2007	4,013	$7.26	to	$9.01	$30,230	5.33%	0.95%	to	2.60%	-7.67%	to	-6.07%
2006	5,900	$7.81	to	$9.72	$47,606	2.01%	0.95%	to	2.60%	7.34%	to	9.15%
2005	6,792	$7.27	to	$9.02	$50,608	-	0.95%	to	2.60%	-10.28%	to	-8.82%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Asset Allocation Fund
2009	187	$9.35	to	$10.99	$2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
2008	210	$8.28	to	$9.65	$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
2007	241	$11.94	to	$13.81	$3,282	2.27%	1.40%	to	2.20%	5.20%	to	6.07%
2006	268	$11.35	to	$13.02	$3,422	2.29%	1.40%	to	2.20%	9.75%	to	10.62%
2005	285	$10.34	to	$11.77	$3,308	2.45%	1.40%	to	2.20%	2.83%	to	3.52%
Wells Fargo Advantage C&B Large Cap Value Fund
2009	22	$9.45	to	$11.27	$238	1.70%	1.65%	to	2.20%	26.00%	to	26.77%
2008	27	$7.50	to	$9.01	$233	1.39%	1.40%	to	2.20%	-36.44%	to	-35.92%
2007	36	$11.80	to	$14.06	$489	1.14%	1.40%	to	2.20%	-3.36%	to	-2.56%
2006	40	$12.21	to	$14.43	$560	1.46%	1.40%	to	2.20%	19.47%	to	20.35%
2005	48	$10.22	to	$11.99	$568	0.81%	1.40%	to	2.20%	0.94%	to	1.45%
Wells Fargo Advantage Equity Income Fund
2009	55	$8.64	to	$10.31	$555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%
2008	60	$7.56	to	$8.97	$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
2007	71	$12.16	to	$14.35	$1,004	1.52%	1.65%	to	2.20%	0.50%	to	1.06%
2006	79	$12.10	to	$14.20	$1,105	1.53%	1.65%	to	2.20%	15.90%	to	16.68%
2005	84	$10.44	to	$12.17	$1,007	1.56%	1.65%	to	2.20%	3.17%	to	3.57%
Wells Fargo Advantage Large Company Growth Fund
2009	159	$9.15	to	$9.92	$1,529	0.35%	1.40%	to	2.20%	40.12%	to	41.31%
2008	192	$6.53	to	$7.02	$1,308	0.25%	1.40%	to	2.20%	-40.34%	to	-39.85%
2007	236	$10.94	to	$11.67	$2,681	-	1.40%	to	2.20%	5.19%	to	6.09%
2006	267	$10.40	to	$11.00	$2,876	-	1.40%	to	2.20%	0.10%	to	0.92%
2005	289	$10.39	to	$10.90	$3,109	0.18%	1.40%	to	2.20%	3.47%	to	4.21%
Wells Fargo Advantage Money Market Fund
2009	4	$10.27	to	$10.43	$36	-	1.65%	to	1.90%	-1.82%	to	-1.60%
2008	4	$10.46	to	$10.60	$43	2.35%	1.65%	to	1.90%	0.38%	to	0.66%
2007	12	$10.42	to	$10.53	$127	4.54%	1.65%	to	1.90%	2.66%	to	2.93%
2006	31	$10.08	to	$10.24	$314	4.30%	1.65%	to	2.20%	2.09%	to	2.71%
2005	78	$9.86	to	$10.03	$784	5.76%	1.65%	to	2.20%	0.41%	to	0.61%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Small Cap Growth Fund
2009	32	$12.37	to	$14.78	$464	-	1.40%	to	2.20%	49.40%	to	50.51%
2008	44	$8.28	to	$9.82	$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%
2007	53	$14.46	to	$17.00	$884	-	1.40%	to	2.20%	11.32%	to	12.21%
2006	61	$12.99	to	$15.15	$910	-	1.40%	to	2.20%	20.06%	to	21.01%
2005	63	$10.82	to	$12.52	$782	-	1.40%	to	2.20%	3.97%	to	4.77%
Wells Fargo Advantage Total Return Bond Fund
2009	89	$11.52	to	$12.53	$1,080	4.46%	1.40%	to	2.20%	9.51%	to	10.49%
2008	93	$10.52	to	$11.34	$1,029	4.95%	1.40%	to	2.20%	0.10%	to	0.89%
2007	119	$10.51	to	$11.24	$1,314	4.61%	1.40%	to	2.20%	3.85%	to	4.75%
2006	130	$10.12	to	$10.73	$1,376	4.52%	1.40%	to	2.20%	1.61%	to	2.39%
2005	134	$9.96	to	$10.48	$1,391	4.11%	1.40%	to	2.20%	-0.29%	to	0.48%

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2009, including portfolio names. Portfolio name changes after December 31, 2009 are not reflected in this information.

Separate Account Annual Charges of 1.40%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$10.30	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	229,345	267,247	328,037	389,830	512,777	510,227	355,401	69,607
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.99	$10.09
Value at end of period	$9.53	$7.99
Number of accumulation units outstanding at end of period	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85	$10.00
Value at end of period	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	1,267,316	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.59	$15.21	$13.15	$11.97	$10.22
Value at end of period	$11.48	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	10,400,918	11,187,820	8,180,923	5,267,423	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	2,618,208	3,016,228	3,793,220	3,999,650	3,467,553	3,098,913	2,275,054	478,395	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.19	$9.94
Value at end of period	$8.75	$7.19
Number of accumulation units outstanding at end of period	6,199,815	3,167,031
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.85	$10.01
Value at end of period	$9.78	$8.85
Number of accumulation units outstanding at end of period	7,895,772	4,629,576
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$11.28	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	19,309,994	17,876,389	14,555,763	12,258,413	10,360,815	6,533,086	1,032,491

GS Premium Plus

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	27,401,456	26,599,640	21,696,367	18,821,265	15,583,944	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	11,391,844	10,841,337	9,438,334	7,746,931	5,984,403	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.08	$9.99
Value at end of period	$12.07	$9.08
Number of accumulation units outstanding at end of period	1,804,007	296,480
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$13.56	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	6,242,428	5,824,950	5,689,657	4,314,295	3,309,450	1,748,507	506,335	72,898
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.58	$13.08	$12.51	$11.01	$10.00
Value at end of period	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	4,248,323	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.88
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	2,184,297
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97	$10.00
Value at end of period	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97
Number of accumulation units outstanding at end of period	1,425,010	1,241,676	1,170,061	1,314,957	1,467,824	273,908	158,396	44,773
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.30	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37	$10.00
Value at end of period	$10.35	$9.30	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37
Number of accumulation units outstanding at end of period	262,028	315,141	439,091	584,498	355,798	405,741	289,419	93,268
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$9.99
Value at end of period	$9.78	$6.50
Number of accumulation units outstanding at end of period	2,801,527	1,504,065
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.21	$12.45	$13.62	$11.04
Value at end of period	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	2,241,686	2,084,334	1,270,230	740,797

GS Premium Plus			CFI 2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62
Value at end of period	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64
Number of accumulation units outstanding at end of period	801,790	952,216	1,233,036	1,684,633	1,718,845	1,657,594	1,388,196	1,167,176	887,731	1,006,919
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.63	$10.21	$10.05	$10.05
Value at end of period	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	2,897,468	3,270,508	1,892,774	854,223
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,902,577	3,528,125	1,733,413	904,669	7,654
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	7,459
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.12	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	2,329,559	2,462,017	1,874,723	1,900,621	1,770,932	332,663
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.80	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	1,127,373	74,128	25,298	39,234	26,871	13,651
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23	$9.09	$9.88	$10.00
Value at end of period	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23	$9.09	$9.88
Number of accumulation units outstanding at end of period	7,847,444	7,990,043	8,909,282	5,842,433	6,237,950	2,675,497	2,137,834	1,436,694	685,331	290,230
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.84	$10.40	$10.18
Value at end of period	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	5,557,861	5,640,975	1,412,784
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.71	$11.06	$10.93	$10.00
Value at end of period	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	5,510,324	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.29	$11.89	$12.42
Value at end of period	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	3,218,271	3,054,887	2,191,899

GS Premium Plus

CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.09	$9.61	$10.00
Value at end of period	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	18,242,924	18,040,063	7,707,311
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.28
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	5,674
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37
Value at end of period	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32
Number of accumulation units outstanding at end of period	2,632,139	2,510,627	2,063,890	1,643,710	1,542,661	964,040	742,286	575,255	295,871	309,819
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.10	$9.95	$9.83
Value at end of period	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	5,796,850	3,900,949	21,255
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	453,760
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$10.00
Value at end of period	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,178,124	1,295,966	1,448,885	1,498,538	1,549,701	1,431,006	494,773
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.44	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,377,178	1,538,832	1,857,115	1,780,924	1,371,262	437,111
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.37	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	1,101,850	1,200,311	1,437,532	1,463,522	1,076,172	424,131
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64	$10.00
Value at end of period	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64
Number of accumulation units outstanding at end of period	15,212,968	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543	1,026,869	719,279
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.06	$10.14
Value at end of period	$7.62	$6.06
Number of accumulation units outstanding at end of period	1,391,858	139,687

GS Premium Plus

CFI 4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.63	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89	$10.00
Value at end of period	$11.61	$8.63	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89
Number of accumulation units outstanding at end of period	4,891,208	5,751,889	5,272,667	1,175,746	868,501	778,230	856,121	464,522	368,091	121,670
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.81
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	3,051
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61
Value at end of period	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58
Number of accumulation units outstanding at end of period	4,884,446	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088	2,328,297	1,925,891	2,270,962	2,014,772
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.91	$10.18
Value at end of period	$8.56	$6.91
Number of accumulation units outstanding at end of period	802,705	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	1,657,419	1,611,588	1,945,337	2,000,101	1,821,293	1,519,167	824,986	169,670
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.03	$13.42	$13.88	$12.79	$11.67	$10.82	$10.00
Value at end of period	$10.45	$8.03	$13.42	$13.88	$12.79	$11.67	$10.82
Number of accumulation units outstanding at end of period	917,444	1,053,734	1,186,301	1,293,651	1,404,961	1,127,028	100,971
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72
Value at end of period	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76
Number of accumulation units outstanding at end of period	738,091	954,519	1,366,149	1,891,473	2,520,744	3,368,052	5,262,645	6,261,694	4,325,602	3,621,501
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79
Value at end of period	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47
Number of accumulation units outstanding at end of period	11,578,123	15,903,229	6,935,089	6,031,181	5,498,848	5,672,311	7,879,356	12,089,749	14,053,316	14,214,982
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.77	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$10.27	$8.77	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	527,747	632,115	878,558	1,352,565	1,279,162	1,504,119	1,526,538	1,177,892	952,473	539,461
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62
Value at end of period	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02
Number of accumulation units outstanding at end of period	4,446,996	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049	11,921,200	12,373,395	16,739,731	18,211,995
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.99	$18.05	$15.18	$12.42	$10.00
Value at end of period	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	1,998,238	2,376,603	2,243,027	1,560,451	1,361,072

GS Premium Plus

CFI 5

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06
Value at end of period	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75
Number of accumulation units outstanding at end of period	4,421,885	4,728,779	5,566,345	6,490,070	7,790,025	8,667,716	9,215,693	9,136,445	9,253,396	9,222,565
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.34	$18.46	$14.70	$11.40	$10.07
Value at end of period	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	4,073,465	4,123,843	3,122,597	1,844,733	1,446,986
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.58	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	4,502,607	4,769,928	299,160	369,355	457,358	440,238
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.44	$9.99
Value at end of period	$10.65	$8.44
Number of accumulation units outstanding at end of period	563,863	98,549
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.54	$14.55	$13.88	$11.97	$10.12
Value at end of period	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,635,220	1,818,384	1,491,444	1,005,867	403,465
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.27	$11.49	$11.34	$9.94	$9.99
Value at end of period	$8.24	$7.27	$11.49	$11.34	$9.94
Number of accumulation units outstanding at end of period	102,966	124,065	183,126	246,941	309,726
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	3,386,304	4,317,113	6,065,004	7,287,786	8,674,427	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79
Value at end of period	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74
Number of accumulation units outstanding at end of period	22,106,766	16,888,379	8,029,233	5,417,078	5,880,636	5,917,199	5,369,915	4,412,163	1,669,195	1,224,547
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$13.10	$12.64	$10.98	$10.30
Value at end of period	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	854,149	896,825	1,065,830	1,051,162	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.28	$12.56	$12.07	$10.90	$10.00
Value at end of period	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	7,406,984	8,408,547	7,528,407	7,507,837	7,692,715

GS Premium Plus

CFI 6

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	5,981,757
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	79,472,323
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	48,787,781
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	25,879,317
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.27
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	1,607,178
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.71	$10.17
Value at end of period	$8.17	$6.71
Number of accumulation units outstanding at end of period	6,524,524	629,227
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.35
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	130,420
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.36
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	2,765,328
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.13	$10.30
Value at end of period	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,478,202	578,346
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.97	$10.06
Value at end of period	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,673,974	1,397,996
GS Premium Plus

CFI 7

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33	$10.00
Value at end of period	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33
Number of accumulation units outstanding at end of period	1,117,503	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799	1,851,941	774,557	180,638
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.15	$10.25
Value at end of period	$8.97	$7.15
Number of accumulation units outstanding at end of period	1,359,012	686,734
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65
Value at end of period	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04
Number of accumulation units outstanding at end of period	8,156,298	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477	6,071,997	5,326,018	4,592,780	3,264,322
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47
Value at end of period	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91
Number of accumulation units outstanding at end of period	3,153,961	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985	3,283,741	2,796,772	3,366,042	2,309,478
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.78	$10.17	$10.10
Value at end of period	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	1,909,257	775,347	317,543
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.44	$12.71	$11.18	$10.17
Value at end of period	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	2,884,425	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Value at end of period	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19
Number of accumulation units outstanding at end of period	1,694,621	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115	2,320,224	1,965,666	1,757,559	1,348,844
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20	$9.99
Value at end of period	$10.62	$10.20
Number of accumulation units outstanding at end of period	3,588,432	3,388,765
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.42	$12.55	$12.61	$11.19	$10.24
Value at end of period	$9.63	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	92,507	159,712	211,221	240,320	119,772
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.59	$13.72	$14.24	$12.46	$12.21
Value at end of period	$10.89	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,202,640	2,342,903	2,261,293	2,275,253	1,931,362

GS Premium Plus

CFI 8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.24	$12.26	$12.04	$10.86	$10.16
Value at end of period	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,591,371	2,734,004	1,006,618	482,346	333,809
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85	$10.00
Value at end of period	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85
Number of accumulation units outstanding at end of period	2,798,687	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309	758,774	220,958
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.57	$9.22
Value at end of period	$9.79	$8.57
Number of accumulation units outstanding at end of period	615,239	60,783
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83
Value at end of period	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94
Number of accumulation units outstanding at end of period	2,460,096	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472	5,707,684	6,183,621	7,290,571	8,035,274
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.21	$10.88	$11.46	$9.72	$9.98
Value at end of period	$9.25	$7.21	$10.88	$11.46	$9.72
Number of accumulation units outstanding at end of period	261,968	91,206	156,049	263,571	435
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.08	$9.95
Value at end of period	$7.79	$6.08
Number of accumulation units outstanding at end of period	4,692,093	4,193,381
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90	$10.00
Value at end of period	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90
Number of accumulation units outstanding at end of period	139,938	178,757	302,151	644,480	939,625	1,756,560	1,824,762	1,231,933	805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27	$10.00
Value at end of period	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27
Number of accumulation units outstanding at end of period	126,512	152,071	193,438	348,410	492,243	526,719	648,934	257,910	8,429
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	316,599	402,662	538,853	708,583	1,016,831	834,452	98,866

GS Premium Plus

CFI 9

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.45%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
Value at beginning of period	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44	$10.00
Value at end of period	$10.26	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	250,590	301,706	480,633	563,376	711,517	840,926	567,796	132,019
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.99	$10.09
Value at end of period	$9.52	$7.99
Number of accumulation units outstanding at end of period	3,478,113	1,398,127
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85	$10.00
Value at end of period	$17.12	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85
Number of accumulation units outstanding at end of period	862,023	1,030,405	1,354,061	1,713,584	2,219,861	2,018,849	504,034
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.22	$18.09	$15.65	$14.25	$12.39
Value at end of period	$13.64	$10.22	$18.09	$15.65	$14.25
Number of accumulation units outstanding at end of period	1,646,404	2,179,470	2,472,498	1,827,488	1,426,398
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$9.74	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	1,677,580	1,938,740	2,599,569	2,988,235	2,766,838	3,518,649	2,445,416	321,872	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.19	$9.96
Value at end of period	$8.74	$7.19
Number of accumulation units outstanding at end of period	598,000	407,806
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.84	$10.04
Value at end of period	$9.78	$8.84
Number of accumulation units outstanding at end of period	1,319,855	738,443
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99	$10.00
Value at end of period	$11.25	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	5,872,468	6,340,546	6,996,006	7,412,662	7,690,240	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.84	$16.11	$14.63	$13.53	$11.88	$10.77	$10.00
Value at end of period	$12.09	$8.84	$16.11	$14.63	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	8,776,819	9,893,948	10,314,328	10,650,303	11,085,752	10,547,830	1,864,132

GS Premium Plus

CFI 10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$17.67	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	3,911,755	3,913,609	4,971,820	4,807,445	4,245,594	3,292,334	641,852
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.08	$10.01
Value at end of period	$12.06	$9.08
Number of accumulation units outstanding at end of period	162,369	18,872
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22	$10.00
Value at end of period	$13.51	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	2,773,054	2,397,385	3,167,588	3,245,283	2,771,237	2,654,772	502,551	106,211
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.56	$13.07	$12.50	$11.00	$9.98
Value at end of period	$10.08	$7.56	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	1,123,724	797,643	1,063,040	604,582	613,541
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.92
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	908,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97	$7.97	$10.00
Value at end of period	$10.16	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97	$7.97
Number of accumulation units outstanding at end of period	1,018,508	1,056,496	1,301,207	1,492,559	1,781,693	289,685	237,787	27,664
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$9.27	$14.55	$14.16	$12.34	$11.89	$10.82	$8.37	$10.00
Value at end of period	$10.31	$9.27	$14.55	$14.16	$12.34	$11.89	$10.82	$8.37
Number of accumulation units outstanding at end of period	227,674	300,023	425,891	505,975	468,420	488,821	392,802	91,571
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$9.99
Value at end of period	$9.78	$6.50
Number of accumulation units outstanding at end of period	1,682,917	919,098
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.20	$12.44	$13.62	$11.17
Value at end of period	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	503,512	700,495	734,011	424,008
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77	$27.82	$28.18	$26.44	$20.64
Value at end of period	$52.66	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77	$27.82	$28.18	$26.44
Number of accumulation units outstanding at end of period	598,470	691,765	925,650	1,476,189	1,530,874	1,897,527	1,439,332	947,487	414,152	211,380

GS Premium Plus

CFI 11

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.63	$10.20	$10.05	$9.95
Value at end of period	$8.14	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	562,710	687,982	722,546	405,954
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.84	$11.42	$11.12	$9.91	$9.95
Value at end of period	$8.87	$6.84	$11.42	$11.12	$9.91
Number of accumulation units outstanding at end of period	673,194	683,783	450,278	293,156	13,666
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	4,083
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.09	$12.94	$12.09	$10.78	$9.90	$9.95
Value at end of period	$10.76	$9.09	$12.94	$12.09	$10.78	$9.90
Number of accumulation units outstanding at end of period	1,351,008	1,526,712	1,733,494	1,995,610	2,117,858	347,886
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.78	$12.30	$11.18	$10.74	$10.48	$9.70
Value at end of period	$12.33	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	487,747	66,305	46,371	80,432	44,527	67,584
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50	$7.22	$9.09	$9.88	$10.00
Value at end of period	$13.71	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50	$7.22	$9.09	$9.88
Number of accumulation units outstanding at end of period	5,452,120	6,169,727	7,733,886	5,449,288	6,072,495	3,545,777	2,850,229	1,947,601	959,092	131,431
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.84	$10.40	$10.00
Value at end of period	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	183,533	176,769	195,221
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$7.70	$11.05	$10.92	$9.99
Value at end of period	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	1,751,595	1,397,558	1,739,831	755,287
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.29	$11.88	$12.42
Value at end of period	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	569,660	612,272	738,661
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.09	$9.60	$10.00
Value at end of period	$7.82	$6.09	$9.60
Number of accumulation units outstanding at end of period	1,221,497	1,215,629	630,620

GS Premium Plus

CFI 12

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.08
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	6,842
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91	$13.94	$14.03	$16.20
Value at end of period	$36.85	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91	$13.94	$14.03
Number of accumulation units outstanding at end of period	1,245,481	1,343,730	1,693,349	1,625,831	1,634,532	1,054,905	826,628	436,185	144,214
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.10	$9.95	$9.83
Value at end of period	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	6,354,228	5,498,422	3,297
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	104,665
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during June 2003)
Value at beginning of period	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$10.00
Value at end of period	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	938,032	1,042,303	1,270,440	1,403,789	1,565,900	2,210,160	1,239,109
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$10.00
Value at end of period	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13
Number of accumulation units outstanding at end of period	504,402	588,432	813,865	977,910	881,061	1,090,890	317,218
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.86	$15.08	$16.37	$14.63	$13.83	$11.53	$10.00
Value at end of period	$12.10	$9.86	$15.08	$16.37	$14.63	$13.83	$11.53
Number of accumulation units outstanding at end of period	340,526	403,831	574,391	720,706	718,707	892,876	255,326
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12	$10.64	$10.00
Value at end of period	$12.23	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12	$10.64
Number of accumulation units outstanding at end of period	2,778,230	3,181,205	3,633,088	3,602,733	4,187,265	2,689,507	897,496	665,314
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.06	$10.32
Value at end of period	$7.62	$6.06
Number of accumulation units outstanding at end of period	588,677	37,212
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.59	$17.10	$14.35	$11.83	$10.39	$9.00	$6.07	$8.32	$8.89	$10.00
Value at end of period	$11.56	$8.59	$17.10	$14.35	$11.83	$10.39	$9.00	$6.07	$8.32	$8.89
Number of accumulation units outstanding at end of period	3,373,234	4,169,983	5,272,577	1,296,395	1,083,146	1,253,308	934,004	610,059	538,057	76,347

GS Premium Plus

CFI 13

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.78
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	465
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99	$6.22	$7.07	$7.57	$11.66
Value at end of period	$20.55	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99	$6.22	$7.07	$7.57
Number of accumulation units outstanding at end of period	2,201,064	2,324,744	3,353,332	3,196,021	3,050,097	2,350,722	1,925,674	1,365,017	1,495,431	760,058
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84	$10.00
Value at end of period	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	1,196,490	1,267,700	1,611,101	1,843,557	1,822,537	2,268,707	1,251,726	209,858
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.01	$13.40	$13.85	$12.78	$11.66	$10.81	$10.00
Value at end of period	$10.41	$8.01	$13.40	$13.85	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	796,512	943,021	1,125,695	1,276,258	1,451,243	1,431,091	192,028
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22	$19.95	$18.88	$17.60	$16.56
Value at end of period	$22.41	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22	$19.95	$18.88	$17.60
Number of accumulation units outstanding at end of period	818,082	1,000,792	1,372,590	1,704,928	2,089,838	2,758,488	4,019,585	3,840,533	2,416,706	849,473
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55	$15.66	$15.67	$15.31	$14.70
Value at end of period	$16.68	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55	$15.66	$15.67	$15.31
Number of accumulation units outstanding at end of period	7,031,809	12,640,768	6,145,443	5,853,638	5,927,359	6,868,172	9,522,307	10,877,063	12,017,917	7,270,477
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.73	$13.97	$13.61	$11.74	$11.29	$10.42	$8.06	$10.62	$11.26	$10.00
Value at end of period	$10.22	$8.73	$13.97	$13.61	$11.74	$11.29	$10.42	$8.06	$10.62	$11.26
Number of accumulation units outstanding at end of period	746,619	956,347	1,308,784	1,652,854	1,790,946	2,121,046	2,060,651	1,674,081	1,224,296	313,828
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71	$10.48	$15.10	$21.96	$29.12
Value at end of period	$14.19	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71	$10.48	$15.10	$21.96
Number of accumulation units outstanding at end of period	3,055,301	3,567,580	4,731,700	4,993,337	6,003,474	6,723,135	6,824,703	5,599,657	6,476,226	4,730,311
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.97	$18.03	$15.17	$12.41	$10.02
Value at end of period	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	1,045,341	1,284,421	1,712,461	1,397,026	1,396,185
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03	$19.15	$20.47	$20.68	$17.46
Value at end of period	$24.60	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03	$19.15	$20.47	$20.68
Number of accumulation units outstanding at end of period	3,182,051	3,671,981	4,561,391	5,305,680	6,154,565	7,209,493	6,645,212	4,962,123	3,612,214	1,350,560
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.32	$18.44	$14.69	$11.39	$10.05
Value at end of period	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	1,617,463	2,130,158	2,520,966	2,108,567	1,762,551

GS Premium Plus

CFI 14

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.56	$10.68	$8.64	$8.15	$7.50	$7.13
Value at end of period	$9.11	$6.56	$10.68	$8.64	$8.15	$7.50
Number of accumulation units outstanding at end of period	3,762,445	4,001,366	400,352	507,772	658,676	725,386
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.44	$8.27
Value at end of period	$10.64	$8.44
Number of accumulation units outstanding at end of period	53,381	6,346
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.73	$16.59	$15.83	$13.66	$12.23
Value at end of period	$13.36	$9.73	$16.59	$15.83	$13.66
Number of accumulation units outstanding at end of period	212,511	273,401	303,484	314,611	160,069
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.70	$10.58	$10.45	$9.16	$8.70
Value at end of period	$7.58	$6.70	$10.58	$10.45	$9.16
Number of accumulation units outstanding at end of period	253,795	299,618	379,732	415,364	502,323
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.24	$12.11	$11.94	$11.12	$10.82	$10.00
Value at end of period	$13.61	$9.24	$12.11	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	3,043,266	3,714,547	5,106,391	6,212,198	6,765,562	8,744,441
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06	$12.65	$11.81	$11.70	$11.44
Value at end of period	$17.44	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06	$12.65	$11.81	$11.70
Number of accumulation units outstanding at end of period	9,036,505	8,505,214	6,113,758	5,734,099	6,258,247	7,272,611	6,415,052	4,516,490	1,400,922	381,139
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.41	$13.08	$12.63	$10.98	$10.29
Value at end of period	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	413,573	449,248	663,930	779,945	853,112
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.27	$12.54	$12.06	$10.89	$10.07
Value at end of period	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	4,815,834	5,633,125	5,201,078	5,937,537	7,322,119
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	1,878,967
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	12,837,062

GS Premium Plus

CFI 15

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	9,436,744
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	6,824,537
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.27
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	1,395,258
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.71	$10.13
Value at end of period	$8.16	$6.71
Number of accumulation units outstanding at end of period	5,261,284	243,155
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.35
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	61,958
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.40
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	1,349,863
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.13	$10.33
Value at end of period	$8.44	$6.13
Number of accumulation units outstanding at end of period	567,439	121,499
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.97	$10.06
Value at end of period	$8.68	$6.97
Number of accumulation units outstanding at end of period	1,266,182	1,152,601
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30	$4.62	$8.33	$10.00
Value at end of period	$7.28	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30	$4.62	$8.33
Number of accumulation units outstanding at end of period	1,126,157	1,241,548	1,710,022	2,086,323	2,459,626	2,646,721	2,408,687	1,042,746	268,186
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.15	$10.08
Value at end of period	$8.96	$7.15
Number of accumulation units outstanding at end of period	436,482	366,888

GS Premium Plus

CFI 16

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21	$27.72	$27.99	$25.84	$20.89
Value at end of period	$45.52	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21	$27.72	$27.99	$25.84
Number of accumulation units outstanding at end of period	3,886,619	4,433,309	5,403,692	6,132,011	6,790,538	7,138,949	5,743,181	4,380,117	2,279,908	507,008
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02	$20.28	$23.71	$23.74	$20.18
Value at end of period	$27.00	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02	$20.28	$23.71	$23.74
Number of accumulation units outstanding at end of period	2,517,735	2,795,600	3,219,736	3,716,231	4,138,394	4,592,038	3,297,900	2,137,260	1,599,946	470,889
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.78	$10.17	$9.93
Value at end of period	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	703,913	141,482	282,096
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.43	$12.70	$11.18	$10.09
Value at end of period	$9.65	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	1,511,460	1,045,633	545,889	84,091
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42	$13.71	$17.43	$20.08	$22.29
Value at end of period	$20.50	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42	$13.71	$17.43	$20.08
Number of accumulation units outstanding at end of period	1,427,683	1,551,009	1,916,797	2,353,566	2,442,312	2,907,288	2,876,283	2,246,287	1,775,926	965,140
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.20	$9.95
Value at end of period	$10.61	$10.20
Number of accumulation units outstanding at end of period	1,320,634	1,644,114
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.95	$13.44	$13.52	$12.00	$11.17
Value at end of period	$10.31	$7.95	$13.44	$13.52	$12.00
Number of accumulation units outstanding at end of period	20,893	34,548	70,471	190,561	55,883
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.56	$13.68	$14.20	$12.44	$12.20
Value at end of period	$10.85	$8.56	$13.68	$14.20	$12.44
Number of accumulation units outstanding at end of period	304,404	328,003	359,818	270,574	233,506
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.22	$12.24	$12.03	$10.86	$10.16
Value at end of period	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	864,371	1,127,556	229,881	178,095	133,887
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00	$8.84	$10.00
Value at end of period	$15.49	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00	$8.84
Number of accumulation units outstanding at end of period	1,119,057	1,204,902	1,544,219	1,777,302	1,684,842	1,290,721	885,643	255,324

GS Premium Plus

CFI 17

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.57	$9.22
Value at end of period	$9.79	$8.57
Number of accumulation units outstanding at end of period	189,724	903
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79	$18.08	$21.53	$24.81	$25.53
Value at end of period	$26.21	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79	$18.08	$21.53	$24.81
Number of accumulation units outstanding at end of period	1,374,453	1,628,583	1,910,350	2,426,396	2,551,630	2,712,774	2,615,475	1,951,607	1,737,220	1,073,372
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.20	$10.87	$11.45	$10.03
Value at end of period	$9.23	$7.20	$10.87	$11.45
Number of accumulation units outstanding at end of period	49,947	39,562	67,450	193,681
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.08	$9.95
Value at end of period	$7.78	$6.08
Number of accumulation units outstanding at end of period	577,217	252,302
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25	$6.66	$8.89	$10.00
Value at end of period	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25	$6.66	$8.89
Number of accumulation units outstanding at end of period	384,448	417,520	572,332	1,738,324	2,472,451	3,671,891	3,673,934	1,271,888	267,236
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$6.05	$8.26	$10.00
Value at end of period	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$6.05	$8.26
Number of accumulation units outstanding at end of period	137,957	176,707	253,884	342,749	603,121	795,586	786,491	1,365,500	568,994
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	178,986	238,350	365,721	540,756	766,103	1,079,664	214,510

Separate Account Annual Charges of 1.55%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.79	$13.89	$14.23	$11.60	$11.92	$10.68	$8.43	$10.00
Value at end of period	$10.18	$7.79	$13.89	$14.23	$11.60	$11.92	$10.68	$8.43
Number of accumulation units outstanding at end of period	54,186	64,491	144,169	159,554	160,751	78,941	57,779	28,020

GS Premium Plus

CFI 18

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.98	$10.09
Value at end of period	$9.50	$7.98
Number of accumulation units outstanding at end of period	5,374,596	3,029,923
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84	$10.00
Value at end of period	$17.01	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84
Number of accumulation units outstanding at end of period	436,197	489,524	636,374	809,299	870,781	243,006	82,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.55	$15.15	$13.12	$11.96	$10.22
Value at end of period	$11.40	$8.55	$15.15	$13.12	$11.96
Number of accumulation units outstanding at end of period	5,391,515	5,979,391	4,711,467	3,116,548	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01	$7.82	$9.58	$10.00
Value at end of period	$9.65	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01	$7.82	$9.58
Number of accumulation units outstanding at end of period	908,524	1,074,633	1,402,319	1,224,823	855,634	629,373	591,447	185,665	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.18	$9.94
Value at end of period	$8.72	$7.18
Number of accumulation units outstanding at end of period	1,982,773	1,209,036
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.84	$10.00
Value at end of period	$9.76	$8.84
Number of accumulation units outstanding at end of period	3,000,414	1,811,922
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.69	$14.29	$13.89	$12.31	$11.87	$10.98	$10.00
Value at end of period	$11.18	$8.69	$14.29	$13.89	$12.31	$11.87	$10.98
Number of accumulation units outstanding at end of period	8,129,944	8,509,722	7,276,325	6,006,103	3,854,889	1,210,125	397,600
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.80	$16.04	$14.58	$13.50	$11.86	$10.77	$10.00
Value at end of period	$12.01	$8.80	$16.04	$14.58	$13.50	$11.86	$10.77
Number of accumulation units outstanding at end of period	12,826,807	12,347,552	10,804,069	8,158,531	4,655,665	1,165,893	388,436
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61	$10.00
Value at end of period	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	6,070,334	5,544,295	5,196,962	3,644,174	1,989,030	520,072	137,440
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.08	$9.99
Value at end of period	$12.04	$9.08
Number of accumulation units outstanding at end of period	494,295	84,690

GS Premium Plus

CFI 19

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.32	$20.41	$17.80	$13.99	$12.32	$10.61	$8.22	$10.00
Value at end of period	$13.40	$11.32	$20.41	$17.80	$13.99	$12.32	$10.61	$8.22
Number of accumulation units outstanding at end of period	3,049,773	3,067,708	3,080,974	1,962,262	991,309	175,207	0	33,208
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.54	$13.03	$12.47	$10.99	$9.89
Value at end of period	$10.03	$7.54	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	2,345,939	2,106,592	1,741,644	951,908	352,010
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.89
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	851,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96	$7.97	$10.00
Value at end of period	$10.08	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96	$7.97
Number of accumulation units outstanding at end of period	619,758	607,182	434,531	312,728	331,262	31,998	30,926	18,057
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.21	$14.47	$14.09	$12.30	$11.86	$10.80	$8.36	$10.00
Value at end of period	$10.23	$9.21	$14.47	$14.09	$12.30	$11.86	$10.80	$8.36
Number of accumulation units outstanding at end of period	166,721	200,460	281,361	317,764	114,574	78,887	78,050	69,302
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$9.99
Value at end of period	$9.76	$6.50
Number of accumulation units outstanding at end of period	2,021,361	957,501
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.18	$12.42	$13.61	$11.04
Value at end of period	$9.43	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	1,244,389	1,357,650	1,111,928	489,074
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25	$27.47	$27.85	$26.16	$20.28
Value at end of period	$51.63	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25	$27.47	$27.85	$26.16
Number of accumulation units outstanding at end of period	497,924	581,354	780,245	989,835	829,769	653,475	740,624	784,788	715,123	738,551
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.61	$10.18	$10.04	$10.05
Value at end of period	$8.11	$6.61	$10.18	$10.04
Number of accumulation units outstanding at end of period	1,318,915	1,531,120	1,084,038	454,471
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.82	$11.39	$11.11	$9.91	$9.96
Value at end of period	$8.83	$6.82	$11.39	$11.11	$9.91
Number of accumulation units outstanding at end of period	2,116,674	2,268,505	1,263,874	633,408	1,991

GS Premium Plus

CFI 20

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.71
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	1,961
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.05	$12.89	$12.06	$10.76	$9.90	$9.95
Value at end of period	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	1,392,824	1,357,625	996,338	715,471	431,426	38,044
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$8.74	$12.25	$11.15	$10.72	$10.48	$10.00
Value at end of period	$12.25	$8.74	$12.25	$11.15	$10.72	$10.48
Number of accumulation units outstanding at end of period	734,625	52,587	23,973	34,174	18,300	1,868
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47	$7.21	$9.08	$9.87	$10.00
Value at end of period	$13.58	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47	$7.21	$9.08	$9.87
Number of accumulation units outstanding at end of period	4,575,462	5,010,769	5,667,698	3,014,114	2,687,106	580,268	492,657	504,098	261,790	185,852
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.83	$10.40	$10.00
Value at end of period	$6.99	$5.83	$10.40
Number of accumulation units outstanding at end of period	1,290,282	1,436,110	624,411
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.68	$11.03	$10.91	$10.00
Value at end of period	$9.98	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	2,779,793	2,309,772	2,111,386	798,913
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.27	$11.87	$12.42
Value at end of period	$9.06	$7.27	$11.87
Number of accumulation units outstanding at end of period	1,357,139	1,499,276	1,229,968
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.08	$9.60	$10.00
Value at end of period	$7.79	$6.08	$9.60
Number of accumulation units outstanding at end of period	6,423,292	6,748,633	3,664,178
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.08
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	5,356
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62	$13.76	$13.87	$16.03	$17.09
Value at end of period	$36.13	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62	$13.76	$13.87	$16.03
Number of accumulation units outstanding at end of period	1,758,130	1,764,773	1,716,584	1,344,496	930,199	538,575	549,898	561,650	458,820	598,435

GS Premium Plus

CFI 21

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.09	$9.95	$9.83
Value at end of period	$7.80	$6.09	$9.95
Number of accumulation units outstanding at end of period	2,466,114	1,706,786	8,086
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	241,620
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94	$10.00
Value at end of period	$8.71	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	705,055	923,149	1,049,107	827,701	506,320	199,344	65,973
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.38	$13.67	$13.19	$12.28	$11.25	$10.09
Value at end of period	$10.85	$8.38	$13.67	$13.19	$12.28	$11.25
Number of accumulation units outstanding at end of period	793,765	978,688	1,082,008	1,002,636	617,687	66,748
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.31	$12.73	$13.83	$12.38	$11.71	$10.06
Value at end of period	$10.19	$8.31	$12.73	$13.83	$12.38	$11.71
Number of accumulation units outstanding at end of period	583,023	725,123	842,859	784,269	430,599	53,654
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10	$10.63	$10.00
Value at end of period	$12.13	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10	$10.63
Number of accumulation units outstanding at end of period	7,582,620	7,875,077	7,466,953	4,026,439	1,037,954	433,079	314,718	290,354
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.06	$10.30
Value at end of period	$7.60	$6.06
Number of accumulation units outstanding at end of period	780,457	94,606
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.52	$16.97	$14.26	$11.77	$10.34	$8.97	$6.06	$8.31	$8.89	$10.00
Value at end of period	$11.45	$8.52	$16.97	$14.26	$11.77	$10.34	$8.97	$6.06	$8.31	$8.89
Number of accumulation units outstanding at end of period	2,717,027	3,282,205	3,126,657	731,178	310,078	197,494	240,606	162,394	158,129	85,716
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.88
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	1,762
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93	$6.19	$7.04	$7.55	$11.58
Value at end of period	$20.30	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93	$6.19	$7.04	$7.55
Number of accumulation units outstanding at end of period	3,369,046	3,336,198	3,247,569	2,464,481	1,806,293	1,216,614	1,347,745	1,372,716	1,610,890	991,863

GS Premium Plus

CFI 22

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.90	$10.19
Value at end of period	$8.54	$6.90
Number of accumulation units outstanding at end of period	334,741	519,822
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36	$7.84	$10.00
Value at end of period	$12.59	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36	$7.84
Number of accumulation units outstanding at end of period	674,535	685,118	903,332	732,570	472,909	233,264	99,605	31,084
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.96	$13.34	$13.81	$12.75	$11.65	$10.81	$10.00
Value at end of period	$10.35	$7.96	$13.34	$13.81	$12.75	$11.65	$10.81
Number of accumulation units outstanding at end of period	407,952	532,667	635,240	577,319	349,758	43,426	16,860
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98	$19.73	$18.69	$17.45	$16.45
Value at end of period	$22.01	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98	$19.73	$18.69	$17.45
Number of accumulation units outstanding at end of period	451,036	563,814	729,940	949,165	1,251,815	1,693,679	2,413,916	3,063,485	2,547,141	1,769,356
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39	$15.51	$15.54	$15.19	$14.55
Value at end of period	$16.41	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39	$15.51	$15.54	$15.19
Number of accumulation units outstanding at end of period	6,925,003	11,654,931	5,008,409	3,712,286	3,236,339	2,859,998	3,967,468	5,577,966	7,210,822	5,535,947
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.65	$13.85	$13.51	$11.67	$11.24	$10.38	$8.04	$10.60	$11.25	$10.00
Value at end of period	$10.12	$8.65	$13.85	$13.51	$11.67	$11.24	$10.38	$8.04	$10.60	$11.25
Number of accumulation units outstanding at end of period	242,522	347,207	431,638	556,217	418,082	477,225	565,048	590,391	533,884	198,869
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60	$10.41	$15.01	$21.86	$28.46
Value at end of period	$13.99	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60	$10.41	$15.01	$21.86
Number of accumulation units outstanding at end of period	3,110,065	3,538,269	4,085,294	4,590,397	5,390,136	6,191,793	7,363,429	8,151,064	11,192,041	13,563,138
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.94	$17.98	$15.15	$12.40	$10.13
Value at end of period	$12.11	$8.94	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	989,793	1,266,966	1,062,067	530,650	229,089
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83	$18.99	$20.33	$20.55	$17.91
Value at end of period	$24.22	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83	$18.99	$20.33	$20.55
Number of accumulation units outstanding at end of period	2,710,246	3,028,687	3,465,477	4,108,202	4,628,389	4,961,026	5,459,084	5,740,870	6,331,856	6,431,976
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.28	$18.39	$14.66	$11.38	$10.07
Value at end of period	$14.74	$11.28	$18.39	$14.66	$11.38
Number of accumulation units outstanding at end of period	3,087,314	3,363,382	2,981,525	1,324,190	704,604
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.51	$10.61	$8.59	$8.11	$7.47	$7.11
Value at end of period	$9.03	$6.51	$10.61	$8.59	$8.11	$7.47
Number of accumulation units outstanding at end of period	3,271,761	3,224,478	36,544	48,053	74,612	72,972

GS Premium Plus

CFI 23

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.44	$10.97
Value at end of period	$10.63	$8.44
Number of accumulation units outstanding at end of period	152,220	24,362
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.49	$14.49	$13.84	$11.95	$10.12
Value at end of period	$11.65	$8.49	$14.49	$13.84	$11.95
Number of accumulation units outstanding at end of period	726,173	832,152	782,650	489,270	130,405
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.24	$11.45	$11.32	$9.93	$9.99
Value at end of period	$8.19	$7.24	$11.45	$11.32	$9.93
Number of accumulation units outstanding at end of period	9,768	14,711	18,555	24,365	27,221
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.20	$12.06	$11.91	$11.10	$10.81	$10.00
Value at end of period	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	1,781,395	2,182,503	2,929,725	3,362,115	3,361,552	3,547,230
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94	$12.55	$11.73	$11.63	$11.70
Value at end of period	$17.17	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94	$12.55	$11.73	$11.63
Number of accumulation units outstanding at end of period	12,123,138	10,313,407	4,362,458	2,577,101	2,293,825	1,773,851	1,936,849	2,142,595	813,599	490,810
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.38	$13.04	$12.61	$10.97	$10.17
Value at end of period	$10.24	$8.38	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	176,349	209,565	251,408	305,987	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.24	$12.51	$12.04	$10.89	$10.07
Value at end of period	$10.15	$8.24	$12.51	$12.04	$10.89
Number of accumulation units outstanding at end of period	3,645,387	4,116,452	2,419,106	2,190,403	2,022,539
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	2,936,003
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	44,077,032
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	25,122,621

GS Premium Plus

CFI 24

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	13,291,121
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.20
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	271,573
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.70	$10.09
Value at end of period	$8.15	$6.70
Number of accumulation units outstanding at end of period	5,953,643	348,627
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.59
Value at end of period	$12.50
Number of accumulation units outstanding at end of period	59,990
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.40
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	2,056,517
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.12	$10.48
Value at end of period	$8.42	$6.12
Number of accumulation units outstanding at end of period	826,408	299,431
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.96	$10.02
Value at end of period	$8.66	$6.96
Number of accumulation units outstanding at end of period	949,289	830,338
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28	$4.61	$8.32	$10.00
Value at end of period	$7.22	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28	$4.61	$8.32
Number of accumulation units outstanding at end of period	217,723	243,159	313,722	514,893	434,882	208,033	269,277	139,362	61,322
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.14	$10.05
Value at end of period	$8.95	$7.14
Number of accumulation units outstanding at end of period	634,300	469,428
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75	$27.37	$27.67	$25.57	$21.29
Value at end of period	$44.63	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75	$27.37	$27.67	$25.57
Number of accumulation units outstanding at end of period	4,481,696	4,590,193	4,752,060	4,508,693	4,202,039	3,381,218	3,717,807	4,093,955	3,679,280	3,165,782

GS Premium Plus

CFI 25

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68	$20.03	$23.43	$23.49	$21.12
Value at end of period	$26.47	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68	$20.03	$23.43	$23.49
Number of accumulation units outstanding at end of period	1,703,061	1,752,665	1,738,081	1,914,995	2,000,178	1,981,687	2,135,369	2,226,228	2,377,259	2,237,388
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.77	$10.16	$10.10
Value at end of period	$8.10	$5.77	$10.16
Number of accumulation units outstanding at end of period	1,055,201	342,675	209,945
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.41	$12.67	$11.17	$10.17
Value at end of period	$9.62	$7.41	$12.67	$11.17
Number of accumulation units outstanding at end of period	2,166,834	1,589,643	766,752	180,655
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24	$13.59	$17.30	$19.94	$23.71
Value at end of period	$20.18	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24	$13.59	$17.30	$19.94
Number of accumulation units outstanding at end of period	1,571,331	1,563,733	1,776,667	1,869,899	1,894,005	2,144,240	2,499,768	2,796,359	3,208,566	3,496,637
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19	$10.01
Value at end of period	$10.59	$10.19
Number of accumulation units outstanding at end of period	1,500,270	934,344
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.38	$12.50	$12.58	$11.17	$10.20
Value at end of period	$9.56	$7.38	$12.50	$12.58	$11.17
Number of accumulation units outstanding at end of period	62,605	71,305	89,247	106,412	56,006
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.50	$13.60	$14.14	$12.39	$11.96
Value at end of period	$10.76	$8.50	$13.60	$14.14	$12.39
Number of accumulation units outstanding at end of period	896,353	881,846	629,662	423,505	225,904
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.19	$12.21	$12.01	$10.85	$10.16
Value at end of period	$11.07	$9.19	$12.21	$12.01	$10.85
Number of accumulation units outstanding at end of period	916,529	999,855	423,607	250,190	199,397
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98	$8.84	$10.00
Value at end of period	$15.37	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98	$8.84
Number of accumulation units outstanding at end of period	1,168,866	1,078,572	1,244,867	1,070,037	790,792	244,553	189,266	135,600
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.57	$9.22
Value at end of period	$9.77	$8.57
Number of accumulation units outstanding at end of period	309,949	58,891

GS Premium Plus

CFI 26

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59	$17.94	$21.38	$24.67	$25.59
Value at end of period	$25.82	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59	$17.94	$21.38	$24.67
Number of accumulation units outstanding at end of period	2,632,002	3,137,304	3,733,208	4,414,173	4,924,061	5,419,465	6,186,431	6,933,409	8,520,621	9,797,232
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.18	$10.85	$11.44	$10.27
Value at end of period	$9.20	$7.18	$10.85	$11.44
Number of accumulation units outstanding at end of period	137,175	83,989	119,828	175,882
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.07	$9.95
Value at end of period	$7.76	$6.07
Number of accumulation units outstanding at end of period	1,771,924	1,417,425
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22	$6.65	$8.89	$10.00
Value at end of period	$7.64	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22	$6.65	$8.89
Number of accumulation units outstanding at end of period	51,804	55,097	67,929	109,056	372,891	394,140	354,864	194,394	256,467
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24	$6.04	$8.26	$10.00
Value at end of period	$9.25	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24	$6.04	$8.26
Number of accumulation units outstanding at end of period	34,981	40,965	59,527	71,195	126,063	148,329	147,115	156,756	5,726
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36	$10.00
Value at end of period	$5.99	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36
Number of accumulation units outstanding at end of period	208,414	230,571	321,472	361,555	351,390	175,899	137,981

Separate Account Annual Charges of 1.60%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
Value at beginning of period	$7.76	$13.85	$14.20	$11.58	$11.91	$10.67	$8.43	$10.00
Value at end of period	$10.14	$7.76	$13.85	$14.20	$11.58	$11.91	$10.67	$8.43
Number of accumulation units outstanding at end of period	26,395	33,109	41,515	53,964	58,230	36,825	57,182	1,464
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.98	$10.13
Value at end of period	$9.50	$7.98
Number of accumulation units outstanding at end of period	326,433	99,301

GS Premium Plus

CFI 27

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83	$10.00
Value at end of period	$16.95	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83
Number of accumulation units outstanding at end of period	41,700	51,904	73,912	116,266	158,295	99,516	21,739
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.10	$17.91	$15.52	$14.15	$12.33
Value at end of period	$13.46	$10.10	$17.91	$15.52	$14.15
Number of accumulation units outstanding at end of period	719,226	837,578	893,193	826,650	581,826
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99	$7.81	$9.58	$10.00
Value at end of period	$9.61	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99	$7.81	$9.58
Number of accumulation units outstanding at end of period	297,250	324,939	464,702	488,848	402,954	336,555	175,077	70,102	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.18	$10.26
Value at end of period	$8.72	$7.18
Number of accumulation units outstanding at end of period	50,079	6,019
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.83	$10.00
Value at end of period	$9.75	$8.83
Number of accumulation units outstanding at end of period	248,930	150,716
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.67	$14.26	$13.87	$12.29	$11.86	$10.98	$10.00
Value at end of period	$11.14	$8.67	$14.26	$13.87	$12.29	$11.86	$10.98
Number of accumulation units outstanding at end of period	2,261,458	2,591,643	2,727,947	2,481,108	1,800,496	944,765	179,926
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.77	$16.00	$14.55	$13.49	$11.85	$10.76	$10.00
Value at end of period	$11.97	$8.77	$16.00	$14.55	$13.49	$11.85	$10.76
Number of accumulation units outstanding at end of period	2,203,136	2,427,888	2,548,977	2,374,202	1,793,081	889,397	141,174
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61	$10.00
Value at end of period	$17.50	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61
Number of accumulation units outstanding at end of period	1,079,770	1,186,781	1,344,484	1,164,544	781,242	358,029	74,169
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.08	$7.79
Value at end of period	$12.03	$9.08
Number of accumulation units outstanding at end of period	13,525	433
ING ARTIO FOREIGN PORTFOLIO
Value at beginning of period	$11.28	$20.35	$17.75	$13.97	$12.30	$10.60	$8.21	$10.00
Value at end of period	$13.35	$11.28	$20.35	$17.75	$13.97	$12.30	$10.60	$8.21
Number of accumulation units outstanding at end of period	531,285	433,624	476,482	423,971	307,303	135,743	26,857	4,278
GS Premium Plus

CFI 28

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.52	$13.01	$12.46	$10.99	$9.97
Value at end of period	$10.01	$7.52	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	259,385	232,657	219,133	155,283	74,393
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.92
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	79,940
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95	$7.96	$10.00
Value at end of period	$10.04	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95	$7.96
Number of accumulation units outstanding at end of period	117,076	110,106	137,089	157,899	182,308	5,665	4,515	755
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$9.18	$14.42	$14.06	$12.28	$11.84	$10.79	$8.36	$10.00
Value at end of period	$10.19	$9.18	$14.42	$14.06	$12.28	$11.84	$10.79	$8.36
Number of accumulation units outstanding at end of period	26,155	31,479	38,537	48,600	31,489	34,491	24,096	22,198
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.49	$9.99
Value at end of period	$9.75	$6.49
Number of accumulation units outstanding at end of period	117,721	83,614
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.17	$12.41	$13.61	$11.31
Value at end of period	$9.42	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	100,391	112,936	96,256	51,926
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92	$27.24	$27.63	$25.97	$20.30
Value at end of period	$51.01	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92	$27.24	$27.63	$25.97
Number of accumulation units outstanding at end of period	77,637	90,173	114,199	162,747	155,995	166,268	168,123	149,145	107,794	86,644
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.60	$10.17	$10.04	$10.22
Value at end of period	$8.10	$6.60	$10.17	$10.04
Number of accumulation units outstanding at end of period	113,611	138,197	152,939	113,861
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.80	$11.38	$11.10	$9.91	$9.96
Value at end of period	$8.81	$6.80	$11.38	$11.10	$9.91
Number of accumulation units outstanding at end of period	434,528	460,508	390,709	211,810	369
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.14
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	1,521

GS Premium Plus

CFI 29

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.03	$12.87	$12.05	$10.75	$9.89	$9.95
Value at end of period	$10.67	$9.03	$12.87	$12.05	$10.75	$9.89
Number of accumulation units outstanding at end of period	91,874	105,082	149,813	164,493	143,590	66,820
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$8.72	$12.23	$11.13	$10.72	$10.47	$10.15
Value at end of period	$12.22	$8.72	$12.23	$11.13	$10.72	$10.47
Number of accumulation units outstanding at end of period	37,366	9,143	12,736	16,022	23,212	3,177
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45	$7.20	$9.07	$9.87	$10.00
Value at end of period	$13.51	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45	$7.20	$9.07	$9.87
Number of accumulation units outstanding at end of period	929,455	1,079,759	1,307,368	840,925	858,757	291,957	241,130	239,616	264,852	80,992
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$5.82	$10.39	$10.68
Value at end of period	$6.98	$5.82	$10.39
Number of accumulation units outstanding at end of period	40,589	16,789	7,682
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.67	$11.02	$10.91	$9.98
Value at end of period	$9.97	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	649,792	652,013	739,398	403,387
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.27	$11.87	$12.48
Value at end of period	$9.05	$7.27	$11.87
Number of accumulation units outstanding at end of period	347,788	375,941	338,483
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.07	$9.59	$10.06
Value at end of period	$7.78	$6.07	$9.59
Number of accumulation units outstanding at end of period	467,737	536,249	288,900
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44	$13.64	$13.76	$15.91	$15.85
Value at end of period	$35.70	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44	$13.64	$13.76	$15.91
Number of accumulation units outstanding at end of period	172,799	197,520	175,075	168,110	134,710	89,495	101,132	62,771	22,850	17,608
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.09	$9.95	$9.83
Value at end of period	$7.79	$6.09	$9.95
Number of accumulation units outstanding at end of period	1,146,210	1,075,276	159
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.19
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	6,043

GS Premium Plus

CFI 30

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93	$7.21
Value at end of period	$8.67	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93
Number of accumulation units outstanding at end of period	617,261	832,110	827,971	317,311	298,885	247,034	68,649
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.43	$15.40	$14.87	$13.84	$12.69	$11.09	$8.53
Value at end of period	$12.20	$9.43	$15.40	$14.87	$13.84	$12.69	$11.09
Number of accumulation units outstanding at end of period	279,709	312,339	364,078	389,413	495,372	364,096	139,798
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.75	$14.93	$16.23	$14.53	$13.76	$11.48	$8.59
Value at end of period	$11.94	$9.75	$14.93	$16.23	$14.53	$13.76	$11.48
Number of accumulation units outstanding at end of period	228,207	268,146	319,535	336,859	392,597	318,576	139,269
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09	$10.63	$10.00
Value at end of period	$12.09	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09	$10.63
Number of accumulation units outstanding at end of period	1,335,700	1,103,079	472,445	355,998	250,032	141,536	76,855	48,128
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.06	$8.25
Value at end of period	$7.60	$6.06
Number of accumulation units outstanding at end of period	78,838	48,600
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.49	$16.91	$14.21	$11.74	$10.32	$8.95	$6.05	$8.30	$8.88	$10.00
Value at end of period	$11.39	$8.49	$16.91	$14.21	$11.74	$10.32	$8.95	$6.05	$8.30	$8.88
Number of accumulation units outstanding at end of period	493,074	617,892	662,854	160,821	130,426	110,170	169,752	123,276	132,268	66,473
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91	$6.17	$7.02	$7.54	$11.63
Value at end of period	$20.18	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91	$6.17	$7.02	$7.54
Number of accumulation units outstanding at end of period	320,772	379,394	448,152	460,882	437,852	387,272	459,146	474,427	673,091	609,636
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35	$7.83	$10.00
Value at end of period	$12.54	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35	$7.83
Number of accumulation units outstanding at end of period	148,286	176,068	243,395	252,648	216,699	190,713	72,864	14,675
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.94	$13.31	$13.78	$12.73	$11.64	$10.81	$10.00
Value at end of period	$10.31	$7.94	$13.31	$13.78	$12.73	$11.64	$10.81
Number of accumulation units outstanding at end of period	52,305	59,407	64,711	77,410	109,722	57,728	10,182
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77	$19.53	$18.51	$17.29	$16.28
Value at end of period	$21.71	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77	$19.53	$18.51	$17.29
Number of accumulation units outstanding at end of period	106,623	143,604	202,754	238,553	309,506	393,676	614,146	629,611	497,060	321,370
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20	$15.33	$15.36	$15.03	$14.45
Value at end of period	$16.16	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20	$15.33	$15.36	$15.03
Number of accumulation units outstanding at end of period	1,514,943	2,175,066	1,306,313	1,147,182	1,201,904	1,131,572	1,702,971	2,297,033	2,858,557	2,183,030

GS Premium Plus

CFI 31

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.61	$13.80	$13.46	$11.63	$11.21	$10.36	$8.02	$10.59	$11.24	$10.00
Value at end of period	$10.06	$8.61	$13.80	$13.46	$11.63	$11.21	$10.36	$8.02	$10.59	$11.24
Number of accumulation units outstanding at end of period	138,971	160,384	202,537	234,935	207,235	257,974	292,659	330,088	353,861	202,765
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55	$10.37	$14.97	$21.80	$28.95
Value at end of period	$13.89	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55	$10.37	$14.97	$21.80
Number of accumulation units outstanding at end of period	853,308	995,225	1,160,128	1,300,804	1,568,859	1,835,266	2,163,884	2,302,847	3,005,289	3,020,949
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.92	$17.95	$15.13	$12.40	$10.02
Value at end of period	$12.08	$8.92	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	149,242	179,557	193,860	168,664	108,897
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73	$18.91	$20.25	$20.48	$17.32
Value at end of period	$24.04	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73	$18.91	$20.25	$20.48
Number of accumulation units outstanding at end of period	548,065	643,128	819,694	897,003	1,025,683	911,027	932,450	859,682	856,471	597,315
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.26	$18.36	$14.65	$11.38	$10.11
Value at end of period	$14.71	$11.26	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	268,883	289,925	304,354	220,033	175,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.48	$10.57	$8.57	$8.09	$7.46	$7.10
Value at end of period	$8.99	$6.48	$10.57	$8.57	$8.09	$7.46
Number of accumulation units outstanding at end of period	713,721	809,490	16,873	21,163	23,433	28,055
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.67
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	4,843
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.63	$16.45	$15.72	$13.58	$12.18
Value at end of period	$13.21	$9.63	$16.45	$15.72	$13.58
Number of accumulation units outstanding at end of period	140,376	157,769	152,046	116,133	44,746
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.62	$10.48	$10.36	$9.10	$8.66
Value at end of period	$7.48	$6.62	$10.48	$10.36	$9.10
Number of accumulation units outstanding at end of period	31,178	46,935	53,412	67,339	79,462
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.18	$12.04	$11.89	$11.09	$10.81	$10.00
Value at end of period	$13.49	$9.18	$12.04	$11.89	$11.09	$10.81
Number of accumulation units outstanding at end of period	459,467	619,342	798,841	934,613	965,634	1,090,509
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88	$12.49	$11.68	$11.59	$11.35
Value at end of period	$17.04	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88	$12.49	$11.68	$11.59
Number of accumulation units outstanding at end of period	1,652,663	1,530,242	1,175,130	1,101,979	952,309	773,578	642,677	689,475	227,627	150,099

GS Premium Plus		CFI 32

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.37	$13.02	$12.60	$10.97	$10.17
Value at end of period	$10.22	$8.37	$13.02	$12.60	$10.97
Number of accumulation units outstanding at end of period	24,115	30,667	54,457	76,206	101,946
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.22	$12.49	$12.03	$10.88	$10.07
Value at end of period	$10.12	$8.22	$12.49	$12.03	$10.88
Number of accumulation units outstanding at end of period	624,996	786,881	413,629	436,650	481,919
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	739,059
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	5,062,790
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	5,736,069
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	3,745,706
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.84
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	91,763
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.70	$10.13
Value at end of period	$8.14	$6.70
Number of accumulation units outstanding at end of period	781,916	20,920
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.64
Value at end of period	$12.49
Number of accumulation units outstanding at end of period	113,909
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.79
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	289,667

GS Premium Plus

CFI 33

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.12	$10.48
Value at end of period	$8.42	$6.12
Number of accumulation units outstanding at end of period	61,243	12,196
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.96	$10.16
Value at end of period	$8.66	$6.96
Number of accumulation units outstanding at end of period	93,601	73,382
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27	$4.61	$8.32	$10.00
Value at end of period	$7.19	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27	$4.61	$8.32
Number of accumulation units outstanding at end of period	71,603	81,596	98,573	126,536	104,909	95,913	106,296	48,063	59,196
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.14	$10.56
Value at end of period	$8.94	$7.14
Number of accumulation units outstanding at end of period	12,035	15,039
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45	$27.14	$27.45	$25.38	$20.54
Value at end of period	$44.09	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45	$27.14	$27.45	$25.38
Number of accumulation units outstanding at end of period	520,599	600,422	652,264	695,197	717,996	678,514	662,358	639,977	495,196	185,069
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46	$19.86	$23.25	$23.31	$19.85
Value at end of period	$26.15	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46	$19.86	$23.25	$23.31
Number of accumulation units outstanding at end of period	267,381	304,958	360,311	402,219	446,944	450,758	372,504	375,191	398,072	225,138
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.76	$10.16	$10.07
Value at end of period	$8.09	$5.76	$10.16
Number of accumulation units outstanding at end of period	134,530	61,963	45,677
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.40	$12.66	$11.17	$10.35
Value at end of period	$9.60	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	191,585	202,155	91,050	43,509
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11	$13.50	$17.19	$19.83	$22.04
Value at end of period	$19.97	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11	$13.50	$17.19	$19.83
Number of accumulation units outstanding at end of period	308,065	369,472	437,103	444,904	478,115	519,725	583,925	629,168	726,954	648,150
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.19	$9.86
Value at end of period	$10.58	$10.19
Number of accumulation units outstanding at end of period	186,314	89,650
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.89	$13.37	$13.46	$11.97	$11.16
Value at end of period	$10.22	$7.89	$13.37	$13.46	$11.97
Number of accumulation units outstanding at end of period	5,905	6,353	10,357	34,067	7,398

GS Premium Plus		CFI 34

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.48	$13.56	$14.10	$12.37	$12.15
Value at end of period	$10.72	$8.48	$13.56	$14.10	$12.37
Number of accumulation units outstanding at end of period	191,338	223,593	268,526	269,186	217,632
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.17	$12.19	$12.00	$10.84	$10.16
Value at end of period	$11.04	$9.17	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	226,148	236,036	145,150	101,883	57,793
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97	$8.83	$10.00
Value at end of period	$15.31	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97	$8.83
Number of accumulation units outstanding at end of period	118,308	126,637	149,741	227,261	139,674	57,922	55,092	27,705
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44	$17.83	$21.26	$24.54	$25.28
Value at end of period	$25.57	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44	$17.83	$21.26	$24.54
Number of accumulation units outstanding at end of period	244,106	286,443	349,212	418,501	432,481	444,724	456,690	478,280	529,164	440,779
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$7.17	$10.84	$11.43	$10.97
Value at end of period	$9.18	$7.17	$10.84	$11.43
Number of accumulation units outstanding at end of period	17,156	12,786	16,688	28,937
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$6.07	$9.79
Value at end of period	$7.76	$6.07
Number of accumulation units outstanding at end of period	15,510	19,771
PROFUND VP BULL
Value at beginning of period	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21	$6.64	$8.88	$10.00
Value at end of period	$7.60	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21	$6.64	$8.88
Number of accumulation units outstanding at end of period	6,595	9,219	24,362	66,827	87,305	236,229	123,574	117,319	117,895
PROFUND VP EUROPE 30
Value at beginning of period	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23	$6.03	$8.26	$10.00
Value at end of period	$9.21	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23	$6.03	$8.26
Number of accumulation units outstanding at end of period	6,504	7,317	16,311	21,489	69,529	77,158	71,708	42,457	4,340
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36	$10.00
Value at end of period	$5.97	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36
Number of accumulation units outstanding at end of period	42,687	49,779	72,233	135,323	84,052	213,853	6,865

GS Premium Plus

CFI 35

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.70%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.71	$13.77	$14.13	$11.53	$11.87	$10.65	$8.42	$10.00
Value at end of period	$10.07	$7.71	$13.77	$14.13	$11.53	$11.87	$10.65	$8.42
Number of accumulation units outstanding at end of period	58,504	82,780	123,110	153,940	211,145	237,033	155,027	30,007
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.97	$10.09
Value at end of period	$9.48	$7.97
Number of accumulation units outstanding at end of period	3,117,544	1,684,294
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.70	$19.40	$20.26	$17.27	$16.65	$13.82	$10.00
Value at end of period	$16.84	$13.70	$19.40	$20.26	$17.27	$16.65	$13.82
Number of accumulation units outstanding at end of period	381,207	434,603	548,430	661,613	917,288	926,655	203,540
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.50	$15.09	$13.08	$11.94	$10.23
Value at end of period	$11.32	$8.50	$15.09	$13.08	$11.94
Number of accumulation units outstanding at end of period	1,507,302	1,689,055	1,335,727	1,107,520	723,220
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.46	$13.28	$13.34	$11.31	$10.90	$9.97	$7.80	$9.58
Value at end of period	$9.53	$7.46	$13.28	$13.34	$11.31	$10.90	$9.97	$7.80
Number of accumulation units outstanding at end of period	580,670	667,353	977,380	1,226,029	1,094,676	1,224,611	881,408	338,456
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.17	$9.94
Value at end of period	$8.70	$7.17
Number of accumulation units outstanding at end of period	1,992,965	939,255
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.82	$10.01
Value at end of period	$9.73	$8.82
Number of accumulation units outstanding at end of period	1,930,945	1,125,424
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.62	$14.19	$13.82	$12.26	$11.85	$10.98	$10.00
Value at end of period	$11.07	$8.62	$14.19	$13.82	$12.26	$11.85	$10.98
Number of accumulation units outstanding at end of period	3,936,982	3,659,805	3,353,209	3,530,138	3,656,691	3,405,028	801,373
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.72	$15.93	$14.50	$13.45	$11.84	$10.76	$10.00
Value at end of period	$11.90	$8.72	$15.93	$14.50	$13.45	$11.84	$10.76
Number of accumulation units outstanding at end of period	5,351,232	5,030,658	4,519,539	4,718,835	4,743,152	4,110,117	964,596

GS Premium Plus

CFI 36

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.43	$21.97	$18.72	$16.09	$13.54	$11.61	$10.00
Value at end of period	$17.39	$12.43	$21.97	$18.72	$16.09	$13.54	$11.61
Number of accumulation units outstanding at end of period	2,578,721	2,347,957	2,257,381	2,319,253	2,083,393	1,408,463	252,100
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.07	$9.92
Value at end of period	$12.02	$9.07
Number of accumulation units outstanding at end of period	524,451	88,972
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.21	$20.23	$17.67	$13.91	$12.27	$10.59	$8.21	$10.00
Value at end of period	$13.25	$11.21	$20.23	$17.67	$13.91	$12.27	$10.59	$8.21
Number of accumulation units outstanding at end of period	2,232,092	1,340,477	1,469,234	1,552,874	1,241,319	830,172	189,658	52,606
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.49	$12.98	$12.44	$10.98	$10.00
Value at end of period	$9.96	$7.49	$12.98	$12.44	$10.98
Number of accumulation units outstanding at end of period	832,913	542,366	505,384	334,077	288,123
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.87
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	574,298
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.79	$13.00	$12.39	$11.76	$10.85	$9.93	$7.96	$10.00
Value at end of period	$9.96	$7.79	$13.00	$12.39	$11.76	$10.85	$9.93	$7.96
Number of accumulation units outstanding at end of period	614,329	563,849	648,515	740,982	899,507	151,830	113,463	44,257
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.12	$14.34	$13.99	$12.23	$11.81	$10.78	$8.35	$10.00
Value at end of period	$10.11	$9.12	$14.34	$13.99	$12.23	$11.81	$10.78	$8.35
Number of accumulation units outstanding at end of period	138,263	163,047	221,720	293,748	243,893	248,219	178,759	94,260
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.49	$9.99
Value at end of period	$9.73	$6.49
Number of accumulation units outstanding at end of period	817,125	476,360
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.15	$12.39	$13.60	$11.05
Value at end of period	$9.38	$7.15	$12.39	$13.60
Number of accumulation units outstanding at end of period	401,762	401,569	338,634	231,895
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$37.38	$61.85	$76.50	$56.54	$49.24	$36.36	$26.86	$27.27	$25.65	$19.92
Value at end of period	$49.93	$37.38	$61.85	$76.50	$56.54	$49.24	$36.36	$26.86	$27.27	$25.65
Number of accumulation units outstanding at end of period	321,061	390,879	559,409	830,289	952,425	1,054,396	1,057,432	977,818	801,893	826,871

GS Premium Plus

CFI 37

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.58	$10.16	$10.03	$10.05
Value at end of period	$8.07	$6.58	$10.16	$10.03
Number of accumulation units outstanding at end of period	604,419	511,113	353,820	323,905
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.78	$11.35	$11.09	$9.91	$9.95
Value at end of period	$8.78	$6.78	$11.35	$11.09	$9.91
Number of accumulation units outstanding at end of period	864,230	661,802	425,914	359,224	15,529
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.63
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	5,067
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.99	$12.82	$12.01	$10.73	$9.89	$9.95
Value at end of period	$10.61	$8.99	$12.82	$12.01	$10.73	$9.89
Number of accumulation units outstanding at end of period	773,565	765,832	744,272	830,844	907,938	185,658
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.68	$12.18	$11.10	$10.70	$10.46	$9.78
Value at end of period	$12.15	$8.68	$12.18	$11.10	$10.70	$10.46
Number of accumulation units outstanding at end of period	273,883	41,442	13,289	36,478	16,383	34,588
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.79	$16.36	$14.53	$13.21	$11.50	$9.42	$7.18	$9.06	$9.87	$10.00
Value at end of period	$13.39	$9.79	$16.36	$14.53	$13.21	$11.50	$9.42	$7.18	$9.06	$9.87
Number of accumulation units outstanding at end of period	4,625,632	4,962,459	5,914,408	3,487,689	3,959,235	1,782,971	1,406,797	1,210,500	722,319	285,263
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.82	$10.39	$10.00
Value at end of period	$6.96	$5.82	$10.39
Number of accumulation units outstanding at end of period	395,528	319,219	12,115
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.65	$11.00	$10.90	$9.99
Value at end of period	$9.93	$7.65	$11.00	$10.90
Number of accumulation units outstanding at end of period	1,695,841	1,421,792	1,262,187	652,185
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.26	$11.86	$12.48
Value at end of period	$9.02	$7.26	$11.86
Number of accumulation units outstanding at end of period	593,359	509,013	443,087
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.06	$9.59	$10.00
Value at end of period	$7.76	$6.06	$9.59
Number of accumulation units outstanding at end of period	2,510,820	2,372,617	206,684

GS Premium Plus

CFI 38

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.65
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	4,771
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$25.85	$44.58	$34.03	$28.51	$21.06	$20.13	$13.45	$13.58	$15.72	$16.78
Value at end of period	$34.95	$25.85	$44.58	$34.03	$28.51	$21.06	$20.13	$13.45	$13.58	$15.72
Number of accumulation units outstanding at end of period	827,368	903,562	928,032	1,107,524	1,146,344	1,046,499	1,031,494	968,858	474,626	861,668
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.08	$9.34
Value at end of period	$7.77	$6.08
Number of accumulation units outstanding at end of period	3,437,048	3,117,555
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.01
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	97,826
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.11	$11.55	$11.22	$9.98	$9.66	$8.91	$10.00
Value at end of period	$8.59	$7.11	$11.55	$11.22	$9.98	$9.66	$8.91
Number of accumulation units outstanding at end of period	218,164	269,073	336,767	347,018	417,442	515,077	295,431
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.32	$13.60	$13.14	$12.25	$11.24	$10.09
Value at end of period	$10.75	$8.32	$13.60	$13.14	$12.25	$11.24
Number of accumulation units outstanding at end of period	217,932	251,096	344,719	409,291	418,820	179,042
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.25	$12.66	$13.77	$12.34	$11.70	$10.08
Value at end of period	$10.10	$8.25	$12.66	$13.77	$12.34	$11.70
Number of accumulation units outstanding at end of period	192,807	220,948	297,408	394,633	332,296	155,689
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.96	$12.21	$11.75	$11.52	$11.38	$11.07	$10.62	$10.00
Value at end of period	$11.99	$10.96	$12.21	$11.75	$11.52	$11.38	$11.07	$10.62
Number of accumulation units outstanding at end of period	2,465,570	2,254,149	1,956,196	1,829,495	2,434,132	1,363,685	587,973	707,083
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.05	$10.25
Value at end of period	$7.58	$6.05
Number of accumulation units outstanding at end of period	248,136	47,877
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.42	$16.78	$14.12	$11.68	$10.27	$8.92	$6.04	$8.29	$8.88	$10.00
Value at end of period	$11.29	$8.42	$16.78	$14.12	$11.68	$10.27	$8.92	$6.04	$8.29	$8.88
Number of accumulation units outstanding at end of period	2,120,404	2,415,398	2,737,683	587,006	543,127	574,081	553,068	327,690	389,304	131,190

GS Premium Plus

CFI 39

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.77
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	1,512
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$11.82	$24.68	$18.13	$13.58	$10.25	$8.85	$6.14	$7.00	$7.51	$11.54
Value at end of period	$19.94	$11.82	$24.68	$18.13	$13.58	$10.25	$8.85	$6.14	$7.00	$7.51
Number of accumulation units outstanding at end of period	1,305,782	1,425,398	1,692,940	1,680,117	1,660,184	1,481,109	1,492,155	1,283,289	1,380,292	1,788,602
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.89	$10.11
Value at end of period	$8.52	$6.89
Number of accumulation units outstanding at end of period	270,472	100,126
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.94	$14.44	$14.94	$13.03	$13.63	$10.33	$7.83	$10.00
Value at end of period	$12.45	$9.94	$14.44	$14.94	$13.03	$13.63	$10.33	$7.83
Number of accumulation units outstanding at end of period	400,913	390,354	508,207	672,346	650,083	750,693	498,967	166,809
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.90	$13.25	$13.74	$12.70	$11.62	$10.80	$10.00
Value at end of period	$10.25	$7.90	$13.25	$13.74	$12.70	$11.62	$10.80
Number of accumulation units outstanding at end of period	333,043	394,167	464,987	537,114	583,028	593,956	96,653
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.21	$20.61	$19.82	$19.42	$19.44	$19.50	$19.29	$18.30	$17.11	$16.15
Value at end of period	$21.29	$20.21	$20.61	$19.82	$19.42	$19.44	$19.50	$19.29	$18.30	$17.11
Number of accumulation units outstanding at end of period	811,294	930,227	1,296,605	1,613,602	1,943,416	2,522,674	3,602,661	4,436,723	3,653,891	2,442,971
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.09	$15.98	$15.49	$15.06	$14.90	$15.02	$15.17	$15.21	$14.90	$14.29
Value at end of period	$15.87	$16.09	$15.98	$15.49	$15.06	$14.90	$15.02	$15.17	$15.21	$14.90
Number of accumulation units outstanding at end of period	6,266,485	9,058,019	4,420,567	4,005,132	4,520,877	4,839,983	6,180,281	8,964,021	10,759,451	7,933,970
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.53	$13.69	$13.37	$11.56	$11.15	$10.32	$8.00	$10.57	$11.23	$10.00
Value at end of period	$9.96	$8.53	$13.69	$13.37	$11.56	$11.15	$10.32	$8.00	$10.57	$11.23
Number of accumulation units outstanding at end of period	490,415	599,702	782,020	965,646	986,532	1,321,267	1,438,354	1,371,277	1,410,056	234,838
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$10.80	$18.42	$16.41	$15.91	$14.86	$13.44	$10.30	$14.88	$21.70	$28.29
Value at end of period	$13.70	$10.80	$18.42	$16.41	$15.91	$14.86	$13.44	$10.30	$14.88	$21.70
Number of accumulation units outstanding at end of period	4,163,268	4,696,271	5,570,776	6,632,152	7,745,612	8,870,600	10,340,319	11,094,010	15,394,399	18,166,964
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.89	$17.91	$15.11	$12.39	$10.15
Value at end of period	$12.02	$8.89	$17.91	$15.11	$12.39
Number of accumulation units outstanding at end of period	559,482	691,116	706,945	603,745	605,153
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$20.42	$26.75	$26.17	$23.78	$23.51	$21.52	$18.75	$20.10	$20.35	$17.77
Value at end of period	$23.67	$20.42	$26.75	$26.17	$23.78	$23.51	$21.52	$18.75	$20.10	$20.35
Number of accumulation units outstanding at end of period	3,747,181	4,110,240	4,955,781	5,806,272	6,887,224	7,728,640	8,577,564	8,722,390	9,559,263	9,095,577

GS Premium Plus

CFI 40

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.21	$18.31	$14.63	$11.37	$10.14
Value at end of period	$14.64	$11.21	$18.31	$14.63	$11.37
Number of accumulation units outstanding at end of period	1,059,650	1,023,579	1,046,926	833,825	813,290
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.43	$10.50	$8.52	$8.05	$7.43	$7.08
Value at end of period	$8.91	$6.43	$10.50	$8.52	$8.05	$7.43
Number of accumulation units outstanding at end of period	3,713,348	4,131,153	155,482	188,735	219,579	252,836
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.43	$8.96
Value at end of period	$10.61	$8.43
Number of accumulation units outstanding at end of period	60,086	7,774
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.44	$14.43	$13.81	$11.94	$10.12
Value at end of period	$11.57	$8.44	$14.43	$13.81	$11.94
Number of accumulation units outstanding at end of period	216,077	230,098	229,043	167,397	85,666
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.21	$11.42	$11.30	$9.93	$9.99
Value at end of period	$8.13	$7.21	$11.42	$11.30	$9.93
Number of accumulation units outstanding at end of period	106,366	121,785	148,951	166,214	180,768
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.13	$11.99	$11.86	$11.07	$10.80	$10.00
Value at end of period	$13.41	$9.13	$11.99	$11.86	$11.07	$10.80
Number of accumulation units outstanding at end of period	2,591,193	3,078,712	4,086,052	5,056,465	5,745,875	6,965,131
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$14.91	$14.56	$13.59	$13.25	$13.15	$12.76	$12.39	$11.60	$11.52	$11.60
Value at end of period	$16.77	$14.91	$14.56	$13.59	$13.25	$13.15	$12.76	$12.39	$11.60	$11.52
Number of accumulation units outstanding at end of period	7,446,561	5,969,432	3,768,196	3,862,724	4,083,395	4,363,496	4,594,825	4,423,426	1,576,247	774,738
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.33	$12.99	$12.58	$10.96	$10.29
Value at end of period	$10.17	$8.33	$12.99	$12.58	$10.96
Number of accumulation units outstanding at end of period	230,036	226,183	319,878	420,023	407,726
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.19	$12.46	$12.01	$10.87	$10.07
Value at end of period	$10.07	$8.19	$12.46	$12.01	$10.87
Number of accumulation units outstanding at end of period	4,040,542	4,340,222	2,315,797	2,541,291	3,043,893
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	2,377,555

GS Premium Plus

CFI 41

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	10,541,770
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	9,960,273
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	6,380,869
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.27
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	565,479
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.70	$10.17
Value at end of period	$8.13	$6.70
Number of accumulation units outstanding at end of period	6,625,442	70,299
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.35
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	27,244
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.40
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	2,798,443
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.12	$10.60
Value at end of period	$8.40	$6.12
Number of accumulation units outstanding at end of period	571,519	100,641
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.95	$10.06
Value at end of period	$8.64	$6.95
Number of accumulation units outstanding at end of period	641,199	313,012
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.54	$8.62	$7.99	$7.23	$6.76	$6.25	$4.60	$8.31	$10.00
Value at end of period	$7.12	$5.54	$8.62	$7.99	$7.23	$6.76	$6.25	$4.60	$8.31
Number of accumulation units outstanding at end of period	361,812	420,053	514,062	628,606	681,239	833,896	948,468	483,572	188,338

GS Premium Plus

CFI 42

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.13	$10.08
Value at end of period	$8.92	$7.13
Number of accumulation units outstanding at end of period	311,524	175,101
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$32.96	$46.25	$45.07	$39.99	$37.76	$32.94	$26.76	$27.09	$25.07	$20.91
Value at end of period	$43.17	$32.96	$46.25	$45.07	$39.99	$37.76	$32.94	$26.76	$27.09	$25.07
Number of accumulation units outstanding at end of period	3,402,777	3,579,728	4,014,018	4,599,275	5,150,061	5,525,149	5,299,315	5,386,259	4,693,130	3,237,449
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$20.84	$32.96	$32.54	$27.79	$27.21	$24.09	$19.58	$22.94	$23.03	$20.74
Value at end of period	$25.60	$20.84	$32.96	$32.54	$27.79	$27.21	$24.09	$19.58	$22.94	$23.03
Number of accumulation units outstanding at end of period	2,038,278	2,092,368	2,515,157	2,919,174	3,337,338	3,691,299	3,460,523	3,360,157	3,203,914	2,552,793
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.75	$10.15	$10.10
Value at end of period	$8.06	$5.75	$10.15
Number of accumulation units outstanding at end of period	516,453	114,703	104,815
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.38	$12.64	$11.16	$10.09
Value at end of period	$9.56	$7.38	$12.64	$11.16
Number of accumulation units outstanding at end of period	780,779	542,999	303,476	88,170
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$15.09	$25.45	$25.29	$21.10	$19.53	$17.91	$13.36	$17.03	$19.67	$23.42
Value at end of period	$19.63	$15.09	$25.45	$25.29	$21.10	$19.53	$17.91	$13.36	$17.03	$19.67
Number of accumulation units outstanding at end of period	828,443	875,862	1,009,766	1,185,454	1,260,151	1,445,887	1,425,812	1,143,491	922,271	565,653
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18	$10.04
Value at end of period	$10.56	$10.18
Number of accumulation units outstanding at end of period	792,018	633,677
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.34	$12.44	$12.54	$11.16	$10.30
Value at end of period	$9.49	$7.34	$12.44	$12.54	$11.16
Number of accumulation units outstanding at end of period	10,930	13,053	44,060	68,155	24,442
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.42	$13.48	$14.04	$12.32	$12.12
Value at end of period	$10.64	$8.42	$13.48	$14.04	$12.32
Number of accumulation units outstanding at end of period	249,815	166,432	232,922	161,934	114,900
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.13	$12.16	$11.97	$10.84	$10.16
Value at end of period	$10.99	$9.13	$12.16	$11.97	$10.84
Number of accumulation units outstanding at end of period	686,960	738,976	120,697	81,712	76,209

GS Premium Plus

CFI 43

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.99	$17.08	$15.84	$13.28	$12.13	$10.96	$8.83	$10.00
Value at end of period	$15.19	$11.99	$17.08	$15.84	$13.28	$12.13	$10.96	$8.83
Number of accumulation units outstanding at end of period	535,579	588,338	623,439	764,298	758,831	601,307	396,477	222,557
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.56	$8.84
Value at end of period	$9.75	$8.56
Number of accumulation units outstanding at end of period	128,183	6,878
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.65	$30.99	$30.73	$26.95	$24.91	$22.21	$17.67	$21.08	$24.36	$25.31
Value at end of period	$25.16	$20.65	$30.99	$30.73	$26.95	$24.91	$22.21	$17.67	$21.08	$24.36
Number of accumulation units outstanding at end of period	2,935,213	3,235,910	3,931,481	4,684,092	5,222,281	5,937,187	6,539,928	7,350,028	8,865,678	9,922,551
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.15	$10.81	$11.42	$10.43
Value at end of period	$9.14	$7.15	$10.81	$11.42
Number of accumulation units outstanding at end of period	37,042	8,767	14,435	60,451
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.06	$9.95
Value at end of period	$7.74	$6.06
Number of accumulation units outstanding at end of period	980,137	712,855
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.17	$10.06	$9.89	$8.85	$8.76	$8.19	$6.63	$8.88	$10.00
Value at end of period	$7.54	$6.17	$10.06	$9.89	$8.85	$8.76	$8.19	$6.63	$8.88
Number of accumulation units outstanding at end of period	90,391	105,711	117,958	272,360	413,814	734,907	548,338	342,070	353,534
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$7.02	$12.75	$11.33	$9.80	$9.23	$8.21	$6.02	$8.25	$10.00
Value at end of period	$9.13	$7.02	$12.75	$11.33	$9.80	$9.23	$8.21	$6.02	$8.25
Number of accumulation units outstanding at end of period	86,689	103,742	129,818	183,795	242,495	305,286	538,227	181,953	13,357
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.57	$7.49	$8.04	$7.42	$8.20	$9.36	$10.00
Value at end of period	$5.93	$4.57	$7.49	$8.04	$7.42	$8.20	$9.36
Number of accumulation units outstanding at end of period	116,431	144,442	188,563	286,368	438,175	347,573	404,098

GS Premium Plus

CFI 44

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.75%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.69	$13.73	$14.10	$11.51	$11.86	$10.64	$8.42	$10.00
Value at end of period	$10.03	$7.69	$13.73	$14.10	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	100,598	109,828	123,832	161,708	203,281	255,487	231,095	41,608
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.97	$10.04
Value at end of period	$9.47	$7.97
Number of accumulation units outstanding at end of period	1,025,896	167,445
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82	$10.00
Value at end of period	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	154,250	195,678	237,998	314,959	467,852	354,307	159,277
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.48	$15.06	$13.07	$11.94	$10.23
Value at end of period	$11.29	$8.48	$15.06	$13.07	$11.94
Number of accumulation units outstanding at end of period	358,684	444,100	493,102	355,442	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	465,583	530,273	682,579	725,114	739,319	1,163,703	987,940	139,297	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.17	$9.94
Value at end of period	$8.69	$7.17
Number of accumulation units outstanding at end of period	97,544	49,722
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.82	$10.00
Value at end of period	$9.72	$8.82
Number of accumulation units outstanding at end of period	349,941	208,410
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.60	$14.16	$13.80	$12.25	$11.84	$10.98	$10.00
Value at end of period	$11.03	$8.60	$14.16	$13.80	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	728,947	832,400	1,130,094	1,303,804	1,473,385	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76	$10.00
Value at end of period	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	1,261,996	1,409,201	1,691,270	1,933,064	1,942,130	2,291,803	726,382

GS Premium Plus

CFI 45

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	660,049	739,896	1,013,920	992,537	925,189	865,696	208,539
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.91
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	14,724
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21	$10.00
Value at end of period	$13.20	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	437,339	452,645	550,366	494,600	338,367	330,064	22,762	9,890
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.48	$12.96	$12.43	$10.98	$9.90
Value at end of period	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	187,942	164,305	172,289	163,393	96,126
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.91
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	99,495
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92	$7.96	$10.00
Value at end of period	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92	$7.96
Number of accumulation units outstanding at end of period	351,371	382,379	460,434	568,420	650,446	67,045	120,271	16,838
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.09	$14.30	$13.96	$12.21	$11.80	$10.77	$8.35	$10.00
Value at end of period	$10.08	$9.09	$14.30	$13.96	$12.21	$11.80	$10.77	$8.35
Number of accumulation units outstanding at end of period	49,534	57,901	72,233	97,770	109,151	128,596	122,619	16,519
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.49	$9.99
Value at end of period	$9.73	$6.49
Number of accumulation units outstanding at end of period	220,402	215,733
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.14	$12.38	$13.59	$11.42
Value at end of period	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	63,073	74,427	81,623	101,564
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09	$26.67	$27.09	$25.50	$19.96
Value at end of period	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09	$26.67	$27.09	$25.50
Number of accumulation units outstanding at end of period	127,889	162,446	224,152	366,031	364,509	463,695	398,419	271,009	101,334	25,056

GS Premium Plus

CFI 46

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.57	$10.15	$10.03	$10.05
Value at end of period	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	127,896	147,871	176,039	103,094
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$6.77	$11.34	$11.08	$10.10
Value at end of period	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	150,347	163,151	106,843	83,211
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.14
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	455
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.97	$12.79	$12.00	$10.72	$9.88	$10.03
Value at end of period	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	322,322	365,994	401,785	496,922	518,299	78,661
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$8.66	$12.16	$11.09	$10.69	$10.46	$9.58
Value at end of period	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	68,312	15,517	452	7,870	13,402	4,715
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41	$7.17	$9.05	$9.87	$10.00
Value at end of period	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41	$7.17	$9.05	$9.87
Number of accumulation units outstanding at end of period	1,420,747	1,606,529	1,931,572	1,483,799	1,638,208	1,114,410	1,170,476	839,244	335,910	10,627
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.81	$10.39	$10.02
Value at end of period	$6.96	$5.81	$10.39
Number of accumulation units outstanding at end of period	9,911	27,567	45,000
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.64	$10.99	$10.90	$9.99
Value at end of period	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	368,963	326,241	270,226	142,742
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.25	$11.86	$12.53
Value at end of period	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	135,567	134,731	145,499
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.05	$9.58	$10.09
Value at end of period	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	96,861	70,024	162,775

GS Premium Plus

CFI 47

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.65
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	433
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98	$13.36	$13.49	$15.62	$15.59
Value at end of period	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98	$13.36	$13.49	$15.62
Number of accumulation units outstanding at end of period	223,048	303,749	316,831	330,956	385,687	330,848	210,633	120,308	30,794	18,820
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.08	$9.95	$9.83
Value at end of period	$7.77	$6.08	$9.95
Number of accumulation units outstanding at end of period	2,512,614	2,172,969	1,532
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.19
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	8,843
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$10.00
Value at end of period	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	185,662	219,708	256,881	267,971	299,598	548,608	275,705
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.30	$13.57	$13.12	$12.24	$11.24	$9.69
Value at end of period	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24
Number of accumulation units outstanding at end of period	70,781	117,089	171,859	108,782	138,848	430,312
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$8.23	$12.63	$13.75	$12.33	$11.69	$10.25
Value at end of period	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69
Number of accumulation units outstanding at end of period	31,227	43,054	86,144	116,901	147,078	345,339
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06	$10.62	$10.00
Value at end of period	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06	$10.62
Number of accumulation units outstanding at end of period	557,196	570,876	646,304	443,958	453,906	447,751	277,417	218,867
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.05	$8.67
Value at end of period	$7.57	$6.05
Number of accumulation units outstanding at end of period	32,930	3,329
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.38	$16.72	$14.08	$11.65	$10.25	$8.91	$6.03	$8.29	$8.88	$10.00
Value at end of period	$11.24	$8.38	$16.72	$14.08	$11.65	$10.25	$8.91	$6.03	$8.29	$8.88
Number of accumulation units outstanding at end of period	803,899	961,797	1,262,149	250,701	238,032	293,821	356,949	292,321	197,279	5,866

GS Premium Plus

CFI 48

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.77
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	378
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83	$6.13	$6.98	$7.50	$11.60
Value at end of period	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83	$6.13	$6.98	$7.50
Number of accumulation units outstanding at end of period	304,281	378,645	501,622	526,429	569,209	414,950	410,102	256,922	138,408	35,033
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.89	$9.89
Value at end of period	$8.51	$6.89
Number of accumulation units outstanding at end of period	46,439	16,589
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83	$10.00
Value at end of period	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	155,530	185,036	234,079	289,126	304,044	434,570	299,555	72,176
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80	$10.00
Value at end of period	$10.22	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	59,476	65,516	70,922	100,499	129,082	179,814	51,221
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32	$19.12	$18.15	$16.97	$16.01
Value at end of period	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32	$19.12	$18.15	$16.97
Number of accumulation units outstanding at end of period	176,680	219,747	290,852	374,384	502,204	644,003	1,037,485	1,001,053	342,317	73,720
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86	$15.01	$15.06	$14.76	$14.21
Value at end of period	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86	$15.01	$15.06	$14.76
Number of accumulation units outstanding at end of period	1,166,416	1,879,418	811,220	726,596	616,216	1,213,060	1,545,927	1,590,576	1,500,979	293,515
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.49	$13.63	$13.32	$11.53	$11.12	$10.30	$7.99	$10.56	$11.23	$10.00
Value at end of period	$9.91	$8.49	$13.63	$13.32	$11.53	$11.12	$10.30	$7.99	$10.56	$11.23
Number of accumulation units outstanding at end of period	213,394	241,980	348,935	414,368	449,681	625,795	676,868	534,293	384,799	11,867
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39	$10.27	$14.84	$21.65	$28.78
Value at end of period	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39	$10.27	$14.84	$21.65
Number of accumulation units outstanding at end of period	678,195	831,820	1,004,788	1,188,362	1,378,150	1,545,306	1,718,678	1,379,116	1,104,093	437,723
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.87	$17.88	$15.09	$12.39	$10.14
Value at end of period	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	200,319	254,172	318,925	316,462	339,789
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42	$18.68	$20.03	$20.29	$17.18
Value at end of period	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42	$18.68	$20.03	$20.29
Number of accumulation units outstanding at end of period	1,002,840	1,157,196	1,473,826	1,803,704	2,268,000	2,918,631	2,962,240	1,806,441	934,682	102,750
GS Premium Plus

CFI 49

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.19	$18.29	$14.61	$11.37	$10.11
Value at end of period	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	243,983	300,770	492,070	371,440	299,953
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.40	$10.47	$8.49	$8.03	$7.42	$7.07
Value at end of period	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42
Number of accumulation units outstanding at end of period	1,022,912	1,136,532	99,085	127,480	176,312	183,674
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.81
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	6,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$14.41	$13.79	$11.94	$11.08
Value at end of period	$11.54	$8.43	$14.41	$13.79	$11.94
Number of accumulation units outstanding at end of period	57,061	63,473	53,080	49,426	14,539
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.19	$11.41	$11.30	$9.93	$9.99
Value at end of period	$8.12	$7.19	$11.41	$11.30	$9.93
Number of accumulation units outstanding at end of period	45,990	50,830	57,821	75,542	101,382
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	886,425	1,037,282	1,353,495	1,629,201	1,906,679	2,556,237
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70	$12.34	$11.56	$11.48	$11.26
Value at end of period	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70	$12.34	$11.56	$11.48
Number of accumulation units outstanding at end of period	2,035,987	1,830,575	1,431,076	1,411,736	1,574,541	2,353,927	2,257,025	1,446,385	328,948	16,895
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.32	$12.97	$12.57	$10.95	$10.48
Value at end of period	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	153,889	167,298	198,883	212,294	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.17	$12.44	$12.00	$10.87	$10.04
Value at end of period	$10.05	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	1,113,811	1,217,638	892,352	1,051,006	1,230,020
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	363,340

GS Premium Plus

CFI 50

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	1,317,406
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	746,997
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	958,263
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.95
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	419,483
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.69	$10.28
Value at end of period	$8.12	$6.69
Number of accumulation units outstanding at end of period	1,134,062	38,475
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.85
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	1,930
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.40
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	463,277
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$10.64
Value at end of period	$8.39	$6.11
Number of accumulation units outstanding at end of period	47,716	20,592
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.95	$10.16
Value at end of period	$8.63	$6.95
Number of accumulation units outstanding at end of period	156,359	190,367
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25	$4.59	$8.31	$10.00
Value at end of period	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25	$4.59	$8.31
Number of accumulation units outstanding at end of period	320,361	376,713	459,626	564,312	678,759	812,724	952,613	454,392	79,268

GS Premium Plus

CFI 51

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.13	$9.79
Value at end of period	$8.91	$7.13
Number of accumulation units outstanding at end of period	65,135	49,665
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69	$26.57	$26.91	$24.92	$20.20
Value at end of period	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69	$26.57	$26.91	$24.92
Number of accumulation units outstanding at end of period	1,034,928	1,168,272	1,535,092	1,758,893	1,977,649	2,090,601	2,065,649	1,345,841	531,690	15,600
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91	$19.44	$22.79	$22.89	$19.52
Value at end of period	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91	$19.44	$22.79	$22.89
Number of accumulation units outstanding at end of period	601,838	691,572	865,803	1,042,643	1,177,282	1,402,760	1,278,747	773,224	387,753	30,890
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.75	$10.15	$10.11
Value at end of period	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	80,480	16,757	9,218
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.37	$12.63	$11.16	$10.02
Value at end of period	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	140,510	133,335	68,022	10,499
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80	$13.29	$16.95	$19.59	$21.80
Value at end of period	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80	$13.29	$16.95	$19.59
Number of accumulation units outstanding at end of period	357,836	401,370	489,370	584,766	682,575	753,550	805,342	592,153	361,440	138,197
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.17	$9.82
Value at end of period	$10.55	$10.17
Number of accumulation units outstanding at end of period	223,479	374,087
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.33	$12.43	$12.53	$11.16	$10.77
Value at end of period	$9.47	$7.33	$12.43	$12.53	$11.16
Number of accumulation units outstanding at end of period	4,589	4,610	6,458	13,639	30,728
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.39	$13.44	$14.00	$12.30	$12.10
Value at end of period	$10.60	$8.39	$13.44	$14.00	$12.30
Number of accumulation units outstanding at end of period	378,272	415,402	485,537	527,949	578,971
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$9.12	$12.14	$11.96	$10.83	$10.35
Value at end of period	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	222,360	306,848	94,763	108,471	56,894

GS Premium Plus

CFI 52

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95	$8.83	$10.00
Value at end of period	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95	$8.83
Number of accumulation units outstanding at end of period	203,385	225,513	280,577	332,645	339,825	354,307	242,169	53,323
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.33
Value at end of period	$9.75
Number of accumulation units outstanding at end of period	7,857
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09	$17.58	$20.99	$24.27	$25.04
Value at end of period	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09	$17.58	$20.99	$24.27
Number of accumulation units outstanding at end of period	388,816	443,563	540,794	677,536	747,521	841,483	841,519	616,373	485,828	119,426
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$7.14	$10.80	$11.42	$10.71
Value at end of period	$9.12	$7.14	$10.80	$11.42
Number of accumulation units outstanding at end of period	17,230	6,659	9,617	14,501
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.06	$9.95
Value at end of period	$7.73	$6.06
Number of accumulation units outstanding at end of period	36,994	51,243
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$6.63	$8.87	$10.00
Value at end of period	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$6.63	$8.87
Number of accumulation units outstanding at end of period	71,655	77,466	102,754	215,771	304,922	518,311	467,546	185,752	27,580
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$6.02	$8.25	$10.00
Value at end of period	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$6.02	$8.25
Number of accumulation units outstanding at end of period	47,001	51,597	69,260	148,846	186,919	140,140	190,714	105,640	38,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	24,973	26,319	32,185	61,675	193,952	282,310	74,879

GS Premium Plus

CFI 53

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.80%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.66	$13.69	$14.06	$11.49	$11.84	$10.63	$8.42	$10.00
Value at end of period	$9.99	$7.66	$13.69	$14.06	$11.49	$11.84	$10.63	$8.42
Number of accumulation units outstanding at end of period	139,559	178,445	230,164	269,235	352,163	395,526	301,537	54,250
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.97	$10.04
Value at end of period	$9.46	$7.97
Number of accumulation units outstanding at end of period	6,969,529	2,906,934
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.62	$19.31	$20.19	$17.22	$16.63	$13.81	$10.00
Value at end of period	$16.72	$13.62	$19.31	$20.19	$17.22	$16.63	$13.81
Number of accumulation units outstanding at end of period	421,323	490,206	635,853	883,123	1,123,510	852,061	243,070
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.95	$17.68	$15.35	$14.03	$12.24
Value at end of period	$13.23	$9.95	$17.68	$15.35	$14.03
Number of accumulation units outstanding at end of period	3,266,422	3,901,938	3,429,987	2,418,016	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.41	$13.19	$13.26	$11.26	$10.86	$9.94	$7.79	$9.57	$10.00
Value at end of period	$9.45	$7.41	$13.19	$13.26	$11.26	$10.86	$9.94	$7.79	$9.57
Number of accumulation units outstanding at end of period	1,046,724	1,236,481	1,644,617	1,865,881	1,488,441	1,417,019	1,180,858	178,752	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.17	$9.96
Value at end of period	$8.69	$7.17
Number of accumulation units outstanding at end of period	1,225,465	984,329
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.81	$10.01
Value at end of period	$9.71	$8.81
Number of accumulation units outstanding at end of period	3,127,659	1,643,859
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.58	$14.13	$13.77	$12.24	$11.83	$10.98	$10.00
Value at end of period	$11.00	$8.58	$14.13	$13.77	$12.24	$11.83	$10.98
Number of accumulation units outstanding at end of period	5,913,595	6,229,254	6,176,038	5,052,756	3,869,182	2,706,900	724,335
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.68	$15.86	$14.45	$13.42	$11.82	$10.76	$10.00
Value at end of period	$11.82	$8.68	$15.86	$14.45	$13.42	$11.82	$10.76
Number of accumulation units outstanding at end of period	8,430,744	8,891,894	8,337,206	6,955,941	5,322,761	3,253,026	913,862

GS Premium Plus

CFI 54

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.36	$21.88	$18.66	$16.05	$13.52	$11.60	$10.00
Value at end of period	$17.28	$12.36	$21.88	$18.66	$16.05	$13.52	$11.60
Number of accumulation units outstanding at end of period	4,416,575	4,068,747	4,171,265	3,422,931	2,431,609	1,413,483	261,151
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.07	$9.48
Value at end of period	$12.00	$9.07
Number of accumulation units outstanding at end of period	691,774	55,276
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.13	$20.11	$17.59	$13.86	$12.24	$10.57	$8.20	$10.00
Value at end of period	$13.15	$11.13	$20.11	$17.59	$13.86	$12.24	$10.57	$8.20
Number of accumulation units outstanding at end of period	2,920,147	2,661,316	3,196,051	2,459,104	1,478,096	630,752	268,993	51,442
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.47	$12.94	$12.42	$10.97	$10.02
Value at end of period	$9.91	$7.47	$12.94	$12.42	$10.97
Number of accumulation units outstanding at end of period	1,928,884	1,662,196	1,404,432	930,874	428,655
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.87
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	1,262,403
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.73	$12.92	$12.33	$11.72	$10.82	$9.92	$7.95	$10.00
Value at end of period	$9.89	$7.73	$12.92	$12.33	$11.72	$10.82	$9.92	$7.95
Number of accumulation units outstanding at end of period	798,930	881,147	947,230	944,396	1,075,154	138,104	111,582	27,465
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.06	$14.26	$13.92	$12.18	$11.78	$10.76	$8.35	$10.00
Value at end of period	$10.04	$9.06	$14.26	$13.92	$12.18	$11.78	$10.76	$8.35
Number of accumulation units outstanding at end of period	149,178	195,642	268,538	356,735	312,414	285,244	206,043	53,879
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$9.99
Value at end of period	$9.72	$6.48
Number of accumulation units outstanding at end of period	1,517,674	917,208
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.13	$12.37	$13.59	$11.04
Value at end of period	$9.35	$7.13	$12.37	$13.59
Number of accumulation units outstanding at end of period	777,699	812,892	807,124	393,066
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$36.63	$60.68	$75.12	$55.57	$48.45	$35.82	$26.48	$26.91	$25.34	$19.85
Value at end of period	$48.88	$36.63	$60.68	$75.12	$55.57	$48.45	$35.82	$26.48	$26.91	$25.34
Number of accumulation units outstanding at end of period	477,698	584,295	781,012	1,107,145	1,005,107	1,026,075	933,790	639,504	310,014	77,442

GS Premium Plus

CFI 55

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.56	$10.14	$10.03	$10.05
Value at end of period	$8.04	$6.56	$10.14	$10.03
Number of accumulation units outstanding at end of period	1,385,994	1,404,795	1,243,597	705,941
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.76	$11.33	$11.08	$9.91	$9.96
Value at end of period	$8.74	$6.76	$11.33	$11.08	$9.91
Number of accumulation units outstanding at end of period	1,850,971	1,749,544	1,154,958	673,675	19,330
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.61
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	1,770
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.94	$12.77	$11.98	$10.71	$9.88	$9.95
Value at end of period	$10.55	$8.94	$12.77	$11.98	$10.71	$9.88
Number of accumulation units outstanding at end of period	1,036,251	1,358,965	1,188,199	1,155,987	1,100,939	137,601
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.63	$12.14	$11.07	$10.68	$10.46	$9.73
Value at end of period	$12.08	$8.63	$12.14	$11.07	$10.68	$10.46
Number of accumulation units outstanding at end of period	527,266	41,671	17,975	34,235	24,325	736
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.70	$16.24	$14.44	$13.14	$11.45
Value at end of period	$13.26	$9.70	$16.24	$14.44	$13.14
Number of accumulation units outstanding at end of period	4,760,795	5,294,854	5,746,779	3,797,707	3,735,442
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.81	$10.39	$10.00
Value at end of period	$6.95	$5.81	$10.39
Number of accumulation units outstanding at end of period	1,012,575	1,114,370	688,897
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.63	$10.98	$10.90	$10.02
Value at end of period	$9.89	$7.63	$10.98	$10.90
Number of accumulation units outstanding at end of period	2,760,884	2,565,615	2,094,651	1,378,070
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.24	$11.85	$12.42
Value at end of period	$9.00	$7.24	$11.85
Number of accumulation units outstanding at end of period	1,066,361	1,218,514	1,167,086
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.05	$9.58	$10.00
Value at end of period	$7.74	$6.05	$9.58
Number of accumulation units outstanding at end of period	4,333,267	5,261,646	3,338,384

GS Premium Plus

CFI 56

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.96
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	723
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$25.33	$43.73	$33.42	$28.03	$20.72	$19.83	$13.26	$13.40	$15.53	$15.50
Value at end of period	$34.21	$25.33	$43.73	$33.42	$28.03	$20.72	$19.83	$13.26	$13.40	$15.53
Number of accumulation units outstanding at end of period	1,312,710	1,456,292	1,449,552	1,187,540	958,681	588,098	496,935	302,602	94,214	42,632
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.07	$9.95	$9.83
Value at end of period	$7.76	$6.07	$9.95
Number of accumulation units outstanding at end of period	5,220,432	4,115,316	1,105
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	259,227
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.05	$11.47	$11.15	$9.94	$9.62	$8.89	$7.19
Value at end of period	$8.52	$7.05	$11.47	$11.15	$9.94	$9.62	$8.89
Number of accumulation units outstanding at end of period	1,391,986	1,763,254	1,814,201	1,154,154	1,190,341	578,842	335,685
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.29	$15.20	$14.70	$13.72	$12.60	$11.03	$8.51
Value at end of period	$12.00	$9.29	$15.20	$14.70	$13.72	$12.60	$11.03
Number of accumulation units outstanding at end of period	628,781	813,645	979,846	799,019	577,024	175,614	25,111
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.60	$14.74	$16.05	$14.40	$13.66	$11.43	$8.57
Value at end of period	$11.74	$9.60	$14.74	$16.05	$14.40	$13.66	$11.43
Number of accumulation units outstanding at end of period	638,276	778,310	868,470	986,086	572,793	166,880	56,252
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.89	$12.14	$11.70	$11.48	$11.35	$11.05	$10.62	$10.00
Value at end of period	$11.90	$10.89	$12.14	$11.70	$11.48	$11.35	$11.05	$10.62
Number of accumulation units outstanding at end of period	6,442,678	6,841,165	6,989,870	4,238,741	2,290,174	1,363,166	785,879	616,917
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.05	$10.23
Value at end of period	$7.57	$6.05
Number of accumulation units outstanding at end of period	619,576	47,456
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.35	$16.66	$14.04	$11.62	$10.23	$8.89	$6.02	$8.28	$8.88	$10.00
Value at end of period	$11.18	$8.35	$16.66	$14.04	$11.62	$10.23	$8.89	$6.02	$8.28	$8.88
Number of accumulation units outstanding at end of period	3,321,203	4,062,901	4,291,191	920,095	599,753	573,273	629,201	401,444	319,420	62,575

GS Premium Plus

CFI 57

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.48
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	79
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$11.69	$24.43	$17.97	$13.47	$10.18	$8.80	$6.11	$6.97	$7.49	$11.58
Value at end of period	$19.70	$11.69	$24.43	$17.97	$13.47	$10.18	$8.80	$6.11	$6.97	$7.49
Number of accumulation units outstanding at end of period	2,344,576	2,305,399	2,898,044	2,182,854	1,662,498	1,042,282	847,929	690,414	640,405	549,427
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.88	$14.36	$14.87	$12.98	$13.63	$10.31	$7.82	$10.00
Value at end of period	$12.35	$9.88	$14.36	$14.87	$12.98	$13.63	$10.31	$7.82
Number of accumulation units outstanding at end of period	1,010,425	1,055,689	1,367,669	1,290,727	1,019,675	873,013	681,441	95,249
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.86	$13.19	$13.69	$12.67	$11.61	$10.80	$10.00
Value at end of period	$10.18	$7.86	$13.19	$13.69	$12.67	$11.61	$10.80
Number of accumulation units outstanding at end of period	512,068	555,555	597,343	586,454	554,505	414,445	147,757
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$19.77	$20.18	$19.43	$19.06	$19.09	$19.18	$18.99	$18.03	$16.87	$15.92
Value at end of period	$20.81	$19.77	$20.18	$19.43	$19.06	$19.09	$19.18	$18.99	$18.03	$16.87
Number of accumulation units outstanding at end of period	653,704	783,306	957,759	1,180,647	1,480,017	1,972,193	2,934,073	2,793,640	1,730,153	507,893
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.72	$15.63	$15.16	$14.75	$14.62	$14.75	$14.91	$14.96	$14.67	$14.13
Value at end of period	$15.49	$15.72	$15.63	$15.16	$14.75	$14.62	$14.75	$14.91	$14.96	$14.67
Number of accumulation units outstanding at end of period	8,928,514	14,082,141	6,861,179	4,440,473	3,755,357	5,378,659	5,614,607	10,613,768	9,752,616	2,657,053
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.46	$13.58	$13.28	$11.50	$11.10	$10.28	$7.98	$10.55	$11.22	$10.00
Value at end of period	$9.86	$8.46	$13.58	$13.28	$11.50	$11.10	$10.28	$7.98	$10.55	$11.22
Number of accumulation units outstanding at end of period	470,258	561,631	718,263	1,144,372	1,082,721	1,181,536	1,251,944	1,333,387	820,331	145,735
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$10.67	$18.20	$16.23	$15.75	$14.73	$13.34	$10.23	$14.79	$21.59	$28.72
Value at end of period	$13.51	$10.67	$18.20	$16.23	$15.75	$14.73	$13.34	$10.23	$14.79	$21.59
Number of accumulation units outstanding at end of period	2,868,360	3,003,393	3,529,606	3,877,205	4,449,482	4,872,617	5,319,525	4,731,610	5,132,970	3,791,737
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.85	$17.86	$15.08	$12.38	$10.02
Value at end of period	$11.96	$8.85	$17.86	$15.08	$12.38
Number of accumulation units outstanding at end of period	1,037,305	1,373,994	1,510,517	1,142,975	901,211
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$20.13	$26.40	$25.85	$23.51	$23.27	$21.32	$18.60	$19.96	$20.22	$17.13
Value at end of period	$23.30	$20.13	$26.40	$25.85	$23.51	$23.27	$21.32	$18.60	$19.96	$20.22
Number of accumulation units outstanding at end of period	2,752,674	3,103,640	3,561,363	3,976,403	4,475,568	4,747,334	4,841,190	3,921,173	2,673,135	836,664
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.17	$18.26	$14.60	$11.37	$10.14
Value at end of period	$14.57	$11.17	$18.26	$14.60	$11.37
Number of accumulation units outstanding at end of period	1,755,807	2,056,677	2,306,877	1,533,268	997,079

GS Premium Plus

CFI 58

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.38	$10.43	$8.47	$8.01	$7.41	$7.06
Value at end of period	$8.84	$6.38	$10.43	$8.47	$8.01	$7.41
Number of accumulation units outstanding at end of period	2,685,458	2,730,320	218,989	263,523	307,230	348,463
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.43	$9.28
Value at end of period	$10.59	$8.43
Number of accumulation units outstanding at end of period	128,611	18,159
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.50	$16.26	$15.57	$13.48	$12.12
Value at end of period	$13.00	$9.50	$16.26	$15.57	$13.48
Number of accumulation units outstanding at end of period	400,384	526,642	522,373	475,907	134,955
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.52	$10.34	$10.25	$9.01	$8.60
Value at end of period	$7.35	$6.52	$10.34	$10.25	$9.01
Number of accumulation units outstanding at end of period	105,382	141,144	178,183	211,257	259,485
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.09	$11.95	$11.83	$11.06	$10.79	$10.00
Value at end of period	$13.33	$9.09	$11.95	$11.83	$11.06	$10.79
Number of accumulation units outstanding at end of period	2,426,606	2,840,103	3,904,787	4,721,058	4,992,196	5,910,000
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$14.70	$14.36	$13.42	$13.10	$13.02	$12.64	$12.29	$11.51	$11.44	$11.23
Value at end of period	$16.52	$14.70	$14.36	$13.42	$13.10	$13.02	$12.64	$12.29	$11.51	$11.44
Number of accumulation units outstanding at end of period	12,599,338	10,172,225	5,634,377	4,447,759	4,451,341	4,229,657	4,187,288	3,457,226	958,057	183,531
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.30	$12.95	$12.56	$10.95	$10.22
Value at end of period	$10.12	$8.30	$12.95	$12.56	$10.95
Number of accumulation units outstanding at end of period	317,218	362,301	513,440	571,205	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.16	$12.42	$11.99	$10.87	$10.07
Value at end of period	$10.03	$8.16	$12.42	$11.99	$10.87
Number of accumulation units outstanding at end of period	3,455,151	3,832,716	3,116,838	3,098,485	3,271,699
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	2,703,689
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	27,999,679

GS Premium Plus

CFI 59

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	14,888,749
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	9,835,817
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	723,428
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.69	$10.26
Value at end of period	$8.11	$6.69
Number of accumulation units outstanding at end of period	3,311,747	70,825
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.35
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	118,763
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.34
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	1,184,289
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$10.36
Value at end of period	$8.39	$6.11
Number of accumulation units outstanding at end of period	678,895	178,288
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.95	$10.06
Value at end of period	$8.63	$6.95
Number of accumulation units outstanding at end of period	769,485	523,436
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.50	$8.57	$7.94	$7.20	$6.73	$6.24	$4.59	$8.31	$10.00
Value at end of period	$7.06	$5.50	$8.57	$7.94	$7.20	$6.73	$6.24	$4.59	$8.31
Number of accumulation units outstanding at end of period	644,943	732,042	939,894	1,367,397	1,411,612	1,460,032	1,478,756	696,664	222,328
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.13	$10.05
Value at end of period	$8.91	$7.13
Number of accumulation units outstanding at end of period	417,162	703,123

GS Premium Plus

CFI 60

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$32.30	$45.37	$44.26	$39.31	$37.15	$32.45	$26.38	$26.74	$24.77	$20.08
Value at end of period	$42.26	$32.30	$45.37	$44.26	$39.31	$37.15	$32.45	$26.38	$26.74	$24.77
Number of accumulation units outstanding at end of period	4,426,485	4,902,623	5,191,113	5,411,561	5,593,875	5,095,640	4,498,234	3,716,910	1,927,531	400,243
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$20.42	$32.34	$31.95	$27.32	$26.77	$23.73	$19.30	$22.64	$22.75	$19.41
Value at end of period	$25.06	$20.42	$32.34	$31.95	$27.32	$26.77	$23.73	$19.30	$22.64	$22.75
Number of accumulation units outstanding at end of period	1,863,854	1,928,956	2,150,982	2,435,514	2,579,967	2,660,206	2,387,635	1,769,554	1,103,377	311,484
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.74	$10.15	$10.10
Value at end of period	$8.04	$5.74	$10.15
Number of accumulation units outstanding at end of period	674,879	195,992	158,947
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.36	$12.62	$11.15	$10.30
Value at end of period	$9.53	$7.36	$12.62	$11.15
Number of accumulation units outstanding at end of period	1,636,070	1,372,927	736,724	278,154
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$14.85	$25.06	$24.92	$20.82	$19.29	$17.70	$13.23	$16.87	$19.51	$21.72
Value at end of period	$19.29	$14.85	$25.06	$24.92	$20.82	$19.29	$17.70	$13.23	$16.87	$19.51
Number of accumulation units outstanding at end of period	1,191,389	1,253,473	1,456,654	1,566,073	1,545,865	1,790,400	1,938,963	1,564,288	1,137,846	621,115
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.17	$9.99
Value at end of period	$10.54	$10.17
Number of accumulation units outstanding at end of period	1,307,591	927,557
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.82	$13.27	$13.39	$11.93	$11.21
Value at end of period	$10.10	$7.82	$13.27	$13.39	$11.93
Number of accumulation units outstanding at end of period	33,028	35,559	51,489	97,176	19,477
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.36	$13.41	$13.97	$12.28	$12.08
Value at end of period	$10.55	$8.36	$13.41	$13.97	$12.28
Number of accumulation units outstanding at end of period	443,853	451,445	438,690	316,783	271,921
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.10	$12.12	$11.95	$10.83	$10.16
Value at end of period	$10.94	$9.10	$12.12	$11.95	$10.83
Number of accumulation units outstanding at end of period	979,826	1,330,884	454,672	212,735	247,764
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.91	$16.98	$15.76	$13.23	$12.10	$10.94	$8.82	$10.00
Value at end of period	$15.08	$11.91	$16.98	$15.76	$13.23	$12.10	$10.94	$8.82
Number of accumulation units outstanding at end of period	1,082,379	1,134,916	1,414,688	1,445,695	1,194,633	793,145	565,302	133,794

GS Premium Plus

CFI 61

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.56	$9.22
Value at end of period	$9.74	$8.56
Number of accumulation units outstanding at end of period	196,937	27,689
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.33	$30.55	$30.32	$26.62	$24.63	$21.98	$17.50	$20.91	$24.18	$24.96
Value at end of period	$24.74	$20.33	$30.55	$30.32	$26.62	$24.63	$21.98	$17.50	$20.91	$24.18
Number of accumulation units outstanding at end of period	1,432,519	1,558,547	1,754,312	1,927,762	1,917,353	1,987,888	2,020,012	1,678,851	1,489,476	803,307
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.12	$10.79	$11.41	$9.71	$9.88
Value at end of period	$9.10	$7.12	$10.79	$11.41	$9.71
Number of accumulation units outstanding at end of period	165,365	111,071	132,324	163,078	302
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.05	$9.95
Value at end of period	$7.73	$6.05
Number of accumulation units outstanding at end of period	1,557,832	996,625
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.12	$9.99	$9.83	$8.81	$8.73	$8.17	$6.62	$8.87	$10.00
Value at end of period	$7.47	$6.12	$9.99	$9.83	$8.81	$8.73	$8.17	$6.62	$8.87
Number of accumulation units outstanding at end of period	149,993	169,003	252,067	433,675	743,586	883,577	990,737	475,785	244,571
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$6.97	$12.67	$11.26	$9.76	$9.19	$8.19	$6.01	$8.24	$10.00
Value at end of period	$9.05	$6.97	$12.67	$11.26	$9.76	$9.19	$8.19	$6.01	$8.24
Number of accumulation units outstanding at end of period	58,519	74,237	87,075	125,928	237,235	321,503	516,713	103,963	39,270
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.54	$7.45	$8.01	$7.40	$8.18	$9.35	$10.00
Value at end of period	$5.89	$4.54	$7.45	$8.01	$7.40	$8.18	$9.35
Number of accumulation units outstanding at end of period	152,633	175,733	310,053	513,019	425,290	451,133	108,486

	Separate Account Annual Charges of 1.85%

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.63	$13.66	$14.03	$11.47	$11.82	$10.62	$8.41	$10.00
Value at end of period	$9.95	$7.63	$13.66	$14.03	$11.47	$11.82	$10.62	$8.41
Number of accumulation units outstanding at end of period	204,073	221,649	256,195	322,386	422,849	480,559	352,917	94,574

GS Premium Plus		CFI 62

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.97	$10.08
Value at end of period	$9.45	$7.97
Number of accumulation units outstanding at end of period	2,289,265	1,238,981
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.58	$19.26	$20.15	$17.20	$16.61	$13.81	$10.00
Value at end of period	$16.67	$13.58	$19.26	$20.15	$17.20	$16.61	$13.81
Number of accumulation units outstanding at end of period	874,057	1,007,369	1,276,341	1,483,586	1,875,440	1,860,639	288,410
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.74	$15.54	$13.50	$12.34	$10.78
Value at end of period	$11.62	$8.74	$15.54	$13.50	$12.34
Number of accumulation units outstanding at end of period	1,489,027	1,602,259	1,486,370	1,267,701	778,454
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$7.38	$13.15	$13.23	$11.24	$10.84	$9.93	$7.78	$9.57
Value at end of period	$9.41	$7.38	$13.15	$13.23	$11.24	$10.84	$9.93	$7.78
Number of accumulation units outstanding at end of period	1,195,771	1,385,760	1,648,785	1,880,927	2,040,316	2,147,646	1,139,372	70,754
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.17	$10.05
Value at end of period	$8.68	$7.17
Number of accumulation units outstanding at end of period	788,152	614,587
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.81	$10.01
Value at end of period	$9.70	$8.81
Number of accumulation units outstanding at end of period	1,264,545	779,965
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.55	$14.10	$13.75	$12.22	$11.82	$10.97	$10.00
Value at end of period	$10.96	$8.55	$14.10	$13.75	$12.22	$11.82	$10.97
Number of accumulation units outstanding at end of period	5,386,838	5,697,061	6,032,133	6,420,728	7,151,073	6,845,978	563,173
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.65	$15.83	$14.43	$13.41	$11.81	$10.76	$10.00
Value at end of period	$11.78	$8.65	$15.83	$14.43	$13.41	$11.81	$10.76
Number of accumulation units outstanding at end of period	8,525,478	9,047,366	9,238,418	9,928,969	10,461,932	9,623,914	911,850
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.33	$21.83	$18.63	$16.03	$13.51	$11.60	$10.00
Value at end of period	$17.22	$12.33	$21.83	$18.63	$16.03	$13.51	$11.60
Number of accumulation units outstanding at end of period	2,933,889	2,964,726	3,112,536	3,154,918	3,093,402	2,651,973	255,174
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.07	$8.48
Value at end of period	$11.99	$9.07
Number of accumulation units outstanding at end of period	159,356	7,623

GS Premium Plus		CFI 63

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.10	$20.06	$17.55	$13.84	$12.22	$10.56	$8.20	$10.00
Value at end of period	$13.09	$11.10	$20.06	$17.55	$13.84	$12.22	$10.56	$8.20
Number of accumulation units outstanding at end of period	1,634,201	1,559,822	1,710,600	1,790,936	1,683,878	1,434,654	122,689	12,519
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.45	$12.92	$12.41	$10.97	$9.90
Value at end of period	$9.89	$7.45	$12.92	$12.41	$10.97
Number of accumulation units outstanding at end of period	720,914	518,944	377,326	306,935	177,512
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.87
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	241,705
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.71	$12.89	$12.30	$11.70	$10.80	$9.91	$7.95	$10.00
Value at end of period	$9.85	$7.71	$12.89	$12.30	$11.70	$10.80	$9.91	$7.95
Number of accumulation units outstanding at end of period	878,277	771,755	882,135	1,039,480	1,163,084	215,008	145,460	26,080
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.03	$14.22	$13.89	$12.16	$11.76	$10.75	$8.35	$10.00
Value at end of period	$10.00	$9.03	$14.22	$13.89	$12.16	$11.76	$10.75	$8.35
Number of accumulation units outstanding at end of period	166,242	199,058	231,323	288,455	281,653	359,376	281,611	84,875
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$9.99
Value at end of period	$9.71	$6.48
Number of accumulation units outstanding at end of period	913,440	683,676
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.12	$12.36	$13.58	$11.42
Value at end of period	$9.33	$7.12	$12.36	$13.58
Number of accumulation units outstanding at end of period	350,244	383,538	295,273	110,050
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$36.26	$60.10	$74.44	$55.10	$48.06	$35.55	$26.29	$26.74	$24.97
Value at end of period	$48.37	$36.26	$60.10	$74.44	$55.10	$48.06	$35.55	$26.29	$26.74
Number of accumulation units outstanding at end of period	303,244	351,231	442,430	662,678	749,065	816,745	462,356	222,333	81,300
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.55	$10.13	$10.02	$10.05
Value at end of period	$8.02	$6.55	$10.13	$10.02
Number of accumulation units outstanding at end of period	485,588	707,626	378,257	235,115

GS Premium Plus

CFI 64

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.75	$11.32	$11.07	$9.91	$9.99
Value at end of period	$8.72	$6.75	$11.32	$11.07	$9.91
Number of accumulation units outstanding at end of period	531,825	490,643	326,228	244,618	10,669
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.14
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	4,104
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.92	$12.75	$11.96	$10.70	$9.88	$10.00
Value at end of period	$10.52	$8.92	$12.75	$11.96	$10.70	$9.88
Number of accumulation units outstanding at end of period	842,964	943,090	1,027,931	1,209,026	1,373,293	346,575
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.61	$12.11	$11.06	$10.67	$10.45	$9.98
Value at end of period	$12.04	$8.61	$12.11	$11.06	$10.67	$10.45
Number of accumulation units outstanding at end of period	290,470	47,804	24,522	32,011	38,432	23,823
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$9.66	$16.18	$14.40	$13.11	$11.42	$9.38	$7.16	$9.04	$9.45
Value at end of period	$13.20	$9.66	$16.18	$14.40	$13.11	$11.42	$9.38	$7.16	$9.04
Number of accumulation units outstanding at end of period	2,409,338	2,558,483	2,961,718	2,152,320	2,416,092	1,529,322	1,113,986	532,775	233,654
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$5.80	$10.38	$10.31
Value at end of period	$6.94	$5.80	$10.38
Number of accumulation units outstanding at end of period	120,437	94,171	44,308
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.62	$10.97	$10.89	$9.99
Value at end of period	$9.87	$7.62	$10.97	$10.89
Number of accumulation units outstanding at end of period	1,016,726	768,295	780,229	465,890
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.24	$11.85	$12.42
Value at end of period	$8.99	$7.24	$11.85
Number of accumulation units outstanding at end of period	358,723	397,819	379,401
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.04	$9.58	$10.09
Value at end of period	$7.73	$6.04	$9.58
Number of accumulation units outstanding at end of period	1,211,534	1,091,374	309,667
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.65
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	798

GS Premium Plus		CFI 65

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$25.08	$43.31	$33.11	$27.79	$20.55	$19.68	$13.17	$13.31	$15.33
Value at end of period	$33.85	$25.08	$43.31	$33.11	$27.79	$20.55	$19.68	$13.17	$13.31
Number of accumulation units outstanding at end of period	599,136	663,392	678,532	668,718	683,979	695,317	591,336	389,188	95,942
ING GROWTH AND INCOME PORTFOLIO
(Fund were first received in this option during November 2007)
Value at beginning of period	$6.07	$9.95	$9.83
Value at end of period	$7.75	$6.07	$9.95
Number of accumulation units outstanding at end of period	3,239,497	2,455,632	802
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	99,482
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.03	$11.44	$11.12	$9.92	$9.61	$8.88	$10.00
Value at end of period	$8.48	$7.03	$11.44	$11.12	$9.92	$9.61	$8.88
Number of accumulation units outstanding at end of period	802,033	872,801	988,345	1,003,427	1,140,505	1,130,196	454,342
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.02	$13.13	$12.71	$11.87	$10.91	$9.46
Value at end of period	$10.35	$8.02	$13.13	$12.71	$11.87	$10.91
Number of accumulation units outstanding at end of period	316,701	375,334	526,007	625,859	679,265	317,698
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.94	$12.19	$13.28	$11.92	$11.31	$9.22
Value at end of period	$9.70	$7.94	$12.19	$13.28	$11.92	$11.31
Number of accumulation units outstanding at end of period	221,306	284,209	408,357	494,278	509,167	249,953
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.85	$12.10	$11.67	$11.46	$11.34	$11.04	$10.61	$10.00
Value at end of period	$11.85	$10.85	$12.10	$11.67	$11.46	$11.34	$11.04	$10.61
Number of accumulation units outstanding at end of period	2,071,861	2,271,231	2,180,790	2,180,720	1,965,087	1,993,255	650,222	564,471
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.04	$10.27
Value at end of period	$7.56	$6.04
Number of accumulation units outstanding at end of period	250,060	44,123
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$8.31	$16.60	$13.99	$11.58	$10.21	$8.88	$6.01	$8.28	$8.73
Value at end of period	$11.13	$8.31	$16.60	$13.99	$11.58	$10.21	$8.88	$6.01	$8.28
Number of accumulation units outstanding at end of period	1,339,058	1,586,315	1,934,522	466,816	413,114	487,446	384,529	170,016	116,186
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.77
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	696

GS Premium Plus		CFI 66

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$11.63	$24.31	$17.89	$13.42	$10.14	$8.77	$6.10	$6.96	$7.40
Value at end of period	$19.58	$11.63	$24.31	$17.89	$13.42	$10.14	$8.77	$6.10	$6.96
Number of accumulation units outstanding at end of period	952,923	984,359	1,257,355	1,160,227	1,078,138	746,275	380,832	89,889	27,104
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.84	$14.31	$14.84	$12.96	$13.63	$10.30	$7.82	$10.00
Value at end of period	$12.30	$9.84	$14.31	$14.84	$12.96	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	462,993	502,354	643,923	743,578	785,793	784,755	376,174	54,218
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.83	$13.16	$13.67	$12.66	$11.60	$10.80	$10.00
Value at end of period	$10.15	$7.83	$13.16	$13.67	$12.66	$11.60	$10.80
Number of accumulation units outstanding at end of period	814,327	953,242	1,110,000	1,221,282	1,363,628	1,402,387	95,578
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$19.61	$20.02	$19.29	$18.93	$18.97	$19.07	$18.89	$17.94	$16.87
Value at end of period	$20.62	$19.61	$20.02	$19.29	$18.93	$18.97	$19.07	$18.89	$17.94
Number of accumulation units outstanding at end of period	137,918	160,889	191,897	259,084	356,114	466,124	750,831	457,642	177,354
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$15.61	$15.53	$15.08	$14.67	$14.54	$14.68	$14.85	$14.91	$14.63
Value at end of period	$15.37	$15.61	$15.53	$15.08	$14.67	$14.54	$14.68	$14.85	$14.91
Number of accumulation units outstanding at end of period	1,956,517	3,532,830	1,246,197	953,645	813,852	1,339,734	953,624	749,575	371,667
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$8.42	$13.52	$13.23	$11.46	$11.07	$10.26	$7.96	$10.54	$11.09
Value at end of period	$9.81	$8.42	$13.52	$13.23	$11.46	$11.07	$10.26	$7.96	$10.54
Number of accumulation units outstanding at end of period	255,292	289,976	365,927	483,441	475,388	555,559	45,349	336,121	221,246
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.60	$18.09	$16.14	$15.67	$14.66	$13.28	$10.20	$14.75	$20.06
Value at end of period	$13.42	$10.60	$18.09	$16.14	$15.67	$14.66	$13.28	$10.20	$14.75
Number of accumulation units outstanding at end of period	1,070,424	1,197,888	1,313,886	1,389,648	1,674,635	1,913,665	1,329,455	464,261	332,353
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.84	$17.83	$15.07	$12.38	$10.15
Value at end of period	$11.93	$8.84	$17.83	$15.07	$12.38
Number of accumulation units outstanding at end of period	516,454	642,231	720,855	632,381	628,482
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$19.98	$26.22	$25.69	$23.38	$23.15	$21.22	$18.52	$19.88	$20.05
Value at end of period	$23.12	$19.98	$26.22	$25.69	$23.38	$23.15	$21.22	$18.52	$19.88
Number of accumulation units outstanding at end of period	1,148,613	1,287,947	1,488,464	1,727,427	2,156,039	2,327,130	1,739,276	865,415	338,408
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.15	$18.24	$14.59	$11.36	$10.14
Value at end of period	$14.53	$11.15	$18.24	$14.59	$11.36
Number of accumulation units outstanding at end of period	837,613	906,506	1,051,769	868,911	873,349

GS Premium Plus		CFI 67

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.35	$10.40	$8.44	$7.99	$7.39	$7.05
Value at end of period	$8.80	$6.35	$10.40	$8.44	$7.99	$7.39
Number of accumulation units outstanding at end of period	1,726,452	1,851,371	223,203	291,427	413,074	629,731
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.43	$8.14
Value at end of period	$10.58	$8.43
Number of accumulation units outstanding at end of period	36,203	1,603
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.54	$14.62	$14.01	$12.13	$10.91
Value at end of period	$11.68	$8.54	$14.62	$14.01	$12.13
Number of accumulation units outstanding at end of period	222,438	260,441	227,755	192,486	56,426
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$8.08	$12.82	$12.71	$11.18	$11.25
Value at end of period	$9.10	$8.08	$12.82	$12.71	$11.18
Number of accumulation units outstanding at end of period	57,271	71,527	109,292	139,838	166,537
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.07	$11.92	$11.81	$11.05	$10.79	$10.00
Value at end of period	$13.29	$9.07	$11.92	$11.81	$11.05	$10.79
Number of accumulation units outstanding at end of period	1,489,967	1,757,351	2,345,811	2,675,342	2,873,390	3,220,096
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$14.59	$14.27	$13.34	$13.02	$12.95	$12.58	$12.24	$11.47	$11.56
Value at end of period	$16.39	$14.59	$14.27	$13.34	$13.02	$12.95	$12.58	$12.24	$11.47
Number of accumulation units outstanding at end of period	4,546,566	3,680,967	1,896,069	1,711,242	1,973,149	2,114,845	1,759,464	1,325,734	153,359
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.29	$12.94	$12.55	$10.95	$10.16
Value at end of period	$10.10	$8.29	$12.94	$12.55	$10.95
Number of accumulation units outstanding at end of period	321,785	349,592	429,444	531,191	603,300
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.14	$12.41	$11.98	$10.86	$10.07
Value at end of period	$10.00	$8.14	$12.41	$11.98	$10.86
Number of accumulation units outstanding at end of period	3,593,509	3,920,526	4,055,381	4,429,284	5,017,559
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	958,878
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	11,143,360

GS Premium Plus		CFI 68

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	7,294,923
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	5,966,132
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.19
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	1,216,920
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.69	$10.09
Value at end of period	$8.11	$6.69
Number of accumulation units outstanding at end of period	1,447,166	142,907
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.41
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	45,506
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.75
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	800,975
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$10.36
Value at end of period	$8.38	$6.11
Number of accumulation units outstanding at end of period	214,814	85,469
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.95	$10.06
Value at end of period	$8.62	$6.95
Number of accumulation units outstanding at end of period	555,415	530,429
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.48	$8.54	$7.92	$7.18	$6.72	$6.23	$4.59	$8.31	$10.00
Value at end of period	$7.03	$5.48	$8.54	$7.92	$7.18	$6.72	$6.23	$4.59	$8.31
Number of accumulation units outstanding at end of period	788,008	886,019	1,025,482	1,252,118	1,408,556	1,597,805	1,204,050	374,677	141,397
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.13	$10.08
Value at end of period	$8.90	$7.13
Number of accumulation units outstanding at end of period	187,829	123,785

GS Premium Plus		CFI 69

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$31.97	$44.94	$43.86	$38.98	$36.86	$32.20	$26.20	$26.56	$24.57
Value at end of period	$41.81	$31.97	$44.94	$43.86	$38.98	$36.86	$32.20	$26.20	$26.56
Number of accumulation units outstanding at end of period	2,013,479	2,269,322	2,458,781	2,821,422	3,031,655	3,088,703	1,921,555	1,256,046	329,416
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$20.21	$32.03	$31.66	$27.09	$26.55	$23.55	$19.17	$22.50	$22.48
Value at end of period	$24.80	$20.21	$32.03	$31.66	$27.09	$26.55	$23.55	$19.17	$22.50
Number of accumulation units outstanding at end of period	1,191,045	1,310,977	1,453,497	1,672,382	1,864,736	2,005,506	1,089,874	479,848	191,974
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.74	$10.14	$9.93
Value at end of period	$8.03	$5.74	$10.14
Number of accumulation units outstanding at end of period	274,869	101,945	60,796
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.35	$12.61	$11.15	$10.02
Value at end of period	$9.51	$7.35	$12.61	$11.15
Number of accumulation units outstanding at end of period	994,252	962,270	145,537	71,758
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$14.72	$24.87	$24.75	$20.68	$19.17	$17.60	$13.16	$16.79	$19.11
Value at end of period	$19.12	$14.72	$24.87	$24.75	$20.68	$19.17	$17.60	$13.16	$16.79
Number of accumulation units outstanding at end of period	606,331	632,626	720,026	854,833	903,228	981,190	688,343	367,450	153,710
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.17	$10.04
Value at end of period	$10.53	$10.17
Number of accumulation units outstanding at end of period	874,710	831,230
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.80	$13.25	$13.37	$11.92	$10.97
Value at end of period	$10.07	$7.80	$13.25	$13.37	$11.92
Number of accumulation units outstanding at end of period	7,416	8,393	14,698	60,757	20,569
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.33	$13.37	$13.94	$12.26	$12.07
Value at end of period	$10.51	$8.33	$13.37	$13.94	$12.26
Number of accumulation units outstanding at end of period	2,199,381	2,360,477	2,808,346	3,095,553	3,505,743
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.08	$12.11	$11.94	$10.83	$10.16
Value at end of period	$10.91	$9.08	$12.11	$11.94	$10.83
Number of accumulation units outstanding at end of period	545,405	602,759	154,889	144,283	94,700
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.87	$16.93	$15.72	$13.20	$12.08	$10.93	$8.82	$10.00
Value at end of period	$15.02	$11.87	$16.93	$15.72	$13.20	$12.08	$10.93	$8.82
Number of accumulation units outstanding at end of period	581,099	638,483	731,716	840,206	879,134	825,112	360,519	130,192

GS Premium Plus		CFI 70

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.56	$7.90
Value at end of period	$9.73	$8.56
Number of accumulation units outstanding at end of period	49,201	1,823
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$20.17	$30.33	$30.12	$26.46	$24.49	$21.86	$17.42	$20.82	$23.65
Value at end of period	$24.54	$20.17	$30.33	$30.12	$26.46	$24.49	$21.86	$17.42	$20.82
Number of accumulation units outstanding at end of period	498,320	550,028	666,929	832,725	827,055	860,950	619,369	274,359	118,228
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.11	$10.78	$11.40	$10.47
Value at end of period	$9.08	$7.11	$10.78	$11.40
Number of accumulation units outstanding at end of period	42,774	15,964	26,781	126,410
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$6.05	$9.70
Value at end of period	$7.72	$6.05
Number of accumulation units outstanding at end of period	733,757	590,056
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.09	$9.96	$9.80	$8.79	$8.71	$8.16	$6.62	$8.87	$10.00
Value at end of period	$7.44	$6.09	$9.96	$9.80	$8.79	$8.71	$8.16	$6.62	$8.87
Number of accumulation units outstanding at end of period	250,010	272,166	328,053	437,058	503,432	730,973	525,852	114,753	15,636
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$6.94	$12.63	$11.23	$9.73	$9.17	$8.18	$6.00	$8.24	$10.00
Value at end of period	$9.01	$6.94	$12.63	$11.23	$9.73	$9.17	$8.18	$6.00	$8.24
Number of accumulation units outstanding at end of period	86,369	98,592	115,609	165,860	242,501	300,855	132,491	13,789	6,318
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.53	$7.44	$7.99	$7.39	$8.18	$9.35	$10.00
Value at end of period	$5.88	$4.53	$7.44	$7.99	$7.39	$8.18	$9.35
Number of accumulation units outstanding at end of period	198,055	248,147	337,649	511,879	581,869	524,459	382,409

Separate Account Annual Charges of 1.90%

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.61	$13.62	$14.00	$11.45	$11.81	$10.62	$8.41	$10.00
Value at end of period	$9.91	$7.61	$13.62	$14.00	$11.45	$11.81	$10.62	$8.41
Number of accumulation units outstanding at end of period	274,472	315,815	403,230	471,297	615,019	668,459	510,398	100,699
GS Premium Plus

CFI 71

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.96	$10.08
Value at end of period	$9.45	$7.96
Number of accumulation units outstanding at end of period	4,707,829	2,686,181
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.54	$19.22	$20.11	$17.17	$16.60	$13.80	$10.00
Value at end of period	$16.61	$13.54	$19.22	$20.11	$17.17	$16.60	$13.80
Number of accumulation units outstanding at end of period	1,427,286	1,667,318	2,082,688	2,514,607	2,978,691	2,732,107	510,581
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$15.00	$13.04	$11.93	$10.24
Value at end of period	$11.21	$8.43	$15.00	$13.04	$11.93
Number of accumulation units outstanding at end of period	4,756,315	5,247,164	4,513,073	2,822,943	1,295,394
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$9.37	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	2,181,207	2,619,459	3,181,067	3,296,602	3,041,475	3,034,707	1,794,730	250,947	0
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.16	$10.00
Value at end of period	$8.67	$7.16
Number of accumulation units outstanding at end of period	946,478	671,272
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.81	$10.01
Value at end of period	$9.69	$8.81
Number of accumulation units outstanding at end of period	2,868,327	1,618,624
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.53	$14.07	$13.73	$12.21	$11.82	$10.97	$10.00
Value at end of period	$10.93	$8.53	$14.07	$13.73	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	10,444,452	11,680,309	12,038,692	11,764,814	11,024,052	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.63	$15.79	$14.40	$13.39	$11.81	$10.75	$10.00
Value at end of period	$11.74	$8.63	$15.79	$14.40	$13.39	$11.81	$10.75
Number of accumulation units outstanding at end of period	15,045,553	16,053,739	16,140,532	15,100,999	14,220,295	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$17.17	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	7,033,121	6,939,694	7,212,643	6,200,854	4,904,188	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.07	$8.66
Value at end of period	$11.99	$9.07
Number of accumulation units outstanding at end of period	392,644	10,077

GS Premium Plus

CFI 72

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	5,076,644	5,214,181	5,697,684	4,762,331	3,941,374	3,062,604	582,823	138,594
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.44	$12.91	$12.40	$10.97	$10.02
Value at end of period	$9.86	$7.44	$12.91	$12.40	$10.97
Number of accumulation units outstanding at end of period	2,011,324	1,594,619	1,443,539	829,650	390,338
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.87
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	1,297,738
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.68	$12.85	$12.27	$11.68	$10.79	$9.90	$7.95	$10.00
Value at end of period	$9.81	$7.68	$12.85	$12.27	$11.68	$10.79	$9.90	$7.95
Number of accumulation units outstanding at end of period	1,733,826	1,723,706	1,982,636	2,083,053	2,389,297	242,746	199,717	62,915
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.99	$14.18	$13.86	$12.14	$11.75	$10.74	$8.34	$10.00
Value at end of period	$9.96	$8.99	$14.18	$13.86	$12.14	$11.75	$10.74	$8.34
Number of accumulation units outstanding at end of period	363,284	470,578	611,377	770,207	567,286	615,861	419,552	94,083
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$9.99
Value at end of period	$9.70	$6.48
Number of accumulation units outstanding at end of period	2,338,893	1,504,668
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.11	$12.35	$13.58	$11.04
Value at end of period	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	1,044,015	1,153,794	1,134,337	570,155
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$35.89	$59.52	$73.76	$54.62	$47.67	$35.28	$26.11	$26.56	$25.04	$19.63
Value at end of period	$47.85	$35.89	$59.52	$73.76	$54.62	$47.67	$35.28	$26.11	$26.56	$25.04
Number of accumulation units outstanding at end of period	721,160	839,080	1,120,557	1,526,557	1,590,376	1,760,569	1,166,070	768,503	474,135	192,508
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.54	$10.12	$10.02	$9.95
Value at end of period	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	1,341,865	1,520,350	1,150,009	541,660
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.74	$11.31	$11.07	$9.91	$9.95
Value at end of period	$8.70	$6.74	$11.31	$11.07	$9.91
Number of accumulation units outstanding at end of period	2,428,356	2,433,344	1,672,009	785,618	5,264

GS Premium Plus

CFI 73

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	11,617
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$8.90	$12.72	$11.95	$10.69	$9.87	$10.00
Value at end of period	$10.49	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	1,741,307	2,035,890	2,123,732	2,245,162	2,164,815	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.59	$12.09	$11.04	$10.66	$10.45	$9.78
Value at end of period	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	635,112	84,278	55,333	72,705	66,624	45,863
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.62	$16.12	$14.35	$13.07	$11.40	$9.36	$7.15	$9.04	$9.87	$10.00
Value at end of period	$13.14	$9.62	$16.12	$14.35	$13.07	$11.40	$9.36	$7.15	$9.04	$9.87
Number of accumulation units outstanding at end of period	6,664,366	7,188,890	8,261,322	5,967,945	6,549,244	3,937,987	3,090,180	2,302,131	1,385,134	89,462
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.80	$10.38	$10.25
Value at end of period	$6.93	$5.80	$10.38
Number of accumulation units outstanding at end of period	1,083,079	1,215,513	663,066
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.61	$10.96	$10.89	$9.99
Value at end of period	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	4,554,087	3,636,173	3,220,954	1,071,985
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.23	$11.85	$12.42
Value at end of period	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	1,554,766	1,730,013	1,584,358
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.04	$9.57	$10.00
Value at end of period	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	7,513,488	8,497,381	5,635,103
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.96
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	28,776
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$24.82	$42.89	$32.81	$27.55	$20.39	$19.53	$13.08	$13.22	$15.34	$15.33
Value at end of period	$33.49	$24.82	$42.89	$32.81	$27.55	$20.39	$19.53	$13.08	$13.22	$15.34
Number of accumulation units outstanding at end of period	2,015,125	2,405,197	2,437,495	2,238,113	2,247,684	1,970,232	1,330,707	932,327	315,574	227,856

GS Premium Plus

CFI 74

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.07	$9.95	$9.83
Value at end of period	$7.74	$6.07	$9.95
Number of accumulation units outstanding at end of period	7,919,871	6,454,891	1,845
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	280,355
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$10.00
Value at end of period	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87
Number of accumulation units outstanding at end of period	1,393,889	1,576,522	1,886,827	2,321,125	2,196,981	1,954,792	957,662
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.24	$13.49	$13.07	$12.21	$11.23	$9.66
Value at end of period	$10.63	$8.24	$13.49	$13.07	$12.21	$11.23
Number of accumulation units outstanding at end of period	941,513	1,071,677	1,405,287	1,417,685	1,171,751	770,708
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.18	$12.56	$13.70	$12.30	$11.68	$9.52
Value at end of period	$9.99	$8.18	$12.56	$13.70	$12.30	$11.68
Number of accumulation units outstanding at end of period	776,162	887,215	1,095,770	1,218,124	1,018,543	711,336
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.82	$12.07	$11.64	$11.43	$11.32	$11.04	$10.61	$10.00
Value at end of period	$11.81	$10.82	$12.07	$11.64	$11.43	$11.32	$11.04	$10.61
Number of accumulation units outstanding at end of period	7,847,637	8,478,763	8,881,531	5,444,386	3,012,575	2,895,223	889,844	456,891
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.04	$10.27
Value at end of period	$7.55	$6.04
Number of accumulation units outstanding at end of period	622,917	45,302
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$8.28	$16.54	$13.95	$11.55	$10.19	$8.86	$6.01	$8.27	$8.88	$10.00
Value at end of period	$11.08	$8.28	$16.54	$13.95	$11.55	$10.19	$8.86	$6.01	$8.27	$8.88
Number of accumulation units outstanding at end of period	5,961,602	6,492,493	6,992,349	1,609,124	1,336,164	1,251,267	1,098,078	520,898	420,371	83,761
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.91
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	9,577
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$11.56	$24.19	$17.81	$13.37	$10.11	$8.75	$6.08	$6.94	$7.47	$11.56
Value at end of period	$19.46	$11.56	$24.19	$17.81	$13.37	$10.11	$8.75	$6.08	$6.94	$7.47
Number of accumulation units outstanding at end of period	3,118,848	3,371,812	4,099,712	3,297,524	2,969,517	1,999,161	1,334,968	847,173	509,513	259,187

GS Premium Plus

CFI 75

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.88	$10.43
Value at end of period	$8.49	$6.88
Number of accumulation units outstanding at end of period	507,216	103,147
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.81	$14.27	$14.80	$12.94	$13.63	$10.30	$7.82	$10.00
Value at end of period	$12.25	$9.81	$14.27	$14.80	$12.94	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	1,431,537	1,543,172	1,837,316	1,995,937	1,880,314	2,099,655	1,006,794	155,620
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$10.12	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	1,394,251	1,596,012	1,822,960	1,954,226	2,097,685	1,947,332	291,189
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$19.38	$19.80	$19.08	$18.73	$18.78	$18.89	$18.72	$17.80	$16.67	$15.74
Value at end of period	$20.37	$19.38	$19.80	$19.08	$18.73	$18.78	$18.89	$18.72	$17.80	$16.67
Number of accumulation units outstanding at end of period	570,685	662,979	809,331	1,002,691	1,249,191	1,718,054	2,747,067	2,647,005	1,441,971	273,264
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.41	$15.33	$14.89	$14.50	$14.38	$14.52	$14.70	$14.77	$14.50	$13.97
Value at end of period	$15.16	$15.41	$15.33	$14.89	$14.50	$14.38	$14.52	$14.70	$14.77	$14.50
Number of accumulation units outstanding at end of period	9,071,926	14,339,345	6,659,336	4,840,452	4,301,910	5,864,378	5,938,918	7,015,870	6,235,817	2,132,811
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$8.38	$13.47	$13.18	$11.43	$11.04	$10.24	$7.95	$10.53	$11.21	$10.00
Value at end of period	$9.76	$8.38	$13.47	$13.18	$11.43	$11.04	$10.24	$7.95	$10.53	$11.21
Number of accumulation units outstanding at end of period	1,089,573	1,207,040	1,485,967	1,816,666	1,932,727	2,375,113	2,433,238	2,079,377	1,766,107	191,223
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$10.53	$17.98	$16.06	$15.60	$14.60	$13.23	$10.16	$14.71	$21.49	$28.61
Value at end of period	$13.32	$10.53	$17.98	$16.06	$15.60	$14.60	$13.23	$10.16	$14.71	$21.49
Number of accumulation units outstanding at end of period	3,726,638	4,064,826	4,681,871	4,926,378	5,698,458	5,851,107	5,372,714	4,149,074	4,093,894	2,741,325
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.82	$17.81	$15.06	$12.37	$10.16
Value at end of period	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	1,597,899	1,976,963	2,102,469	1,598,864	1,569,304
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$19.84	$26.04	$25.53	$23.25	$23.03	$21.12	$18.44	$19.81	$20.10	$17.04
Value at end of period	$22.95	$19.84	$26.04	$25.53	$23.25	$23.03	$21.12	$18.44	$19.81	$20.10
Number of accumulation units outstanding at end of period	3,772,669	4,100,405	4,778,551	5,302,151	6,211,415	6,519,914	5,686,198	4,012,552	2,637,734	506,976
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.13	$18.21	$14.58	$11.36	$10.05
Value at end of period	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	2,538,123	2,883,147	3,244,037	2,323,302	2,039,373
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.33	$10.36	$8.42	$7.97	$7.38	$7.04
Value at end of period	$8.76	$6.33	$10.36	$8.42	$7.97	$7.38
Number of accumulation units outstanding at end of period	4,138,299	4,356,550	436,327	539,888	719,740	814,033

GS Premium Plus

CFI 76

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.43	$9.15
Value at end of period	$10.58	$8.43
Number of accumulation units outstanding at end of period	42,406	4,126
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.38	$14.35	$13.76	$11.92	$10.11
Value at end of period	$11.46	$8.38	$14.35	$13.76	$11.92
Number of accumulation units outstanding at end of period	604,812	756,025	709,892	544,531	233,709
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.16	$11.37	$11.28	$9.93	$9.99
Value at end of period	$8.07	$7.16	$11.37	$11.28	$9.93
Number of accumulation units outstanding at end of period	155,416	181,135	229,433	258,523	302,326
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	4,670,489	5,369,703	6,804,743	7,551,384	7,071,207	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$14.49	$14.17	$13.25	$12.95	$12.88	$12.52	$12.19	$11.43	$11.37	$11.17
Value at end of period	$16.26	$14.49	$14.17	$13.25	$12.95	$12.88	$12.52	$12.19	$11.43	$11.37
Number of accumulation units outstanding at end of period	15,005,995	13,682,366	7,747,794	5,874,890	5,756,193	6,098,052	5,824,732	5,600,337	1,352,337	101,577
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.27	$12.92	$12.53	$10.94	$10.29
Value at end of period	$10.08	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	708,199	775,329	1,053,596	1,195,041	1,221,056
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.13	$12.39	$11.97	$10.86	$10.00
Value at end of period	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	7,096,385	7,802,111	7,068,072	7,358,725	8,389,895
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	4,001,874
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	33,987,767
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	23,599,315

GS Premium Plus

CFI 77

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	13,586,124
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.22
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	1,511,568
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.69	$10.13
Value at end of period	$8.10	$6.69
Number of accumulation units outstanding at end of period	4,297,104	146,070
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.41
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	100,259
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.36
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	1,977,020
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.11	$10.30
Value at end of period	$8.37	$6.11
Number of accumulation units outstanding at end of period	694,129	82,850
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.94	$10.02
Value at end of period	$8.61	$6.94
Number of accumulation units outstanding at end of period	1,090,247	982,146
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$5.46	$8.51	$7.90	$7.16	$6.71	$6.22	$4.58	$8.30	$10.00
Value at end of period	$7.00	$5.46	$8.51	$7.90	$7.16	$6.71	$6.22	$4.58	$8.30
Number of accumulation units outstanding at end of period	1,276,815	1,431,240	1,780,746	2,209,988	2,509,631	2,585,684	2,876,835	1,196,797	253,382
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.12	$10.25
Value at end of period	$8.89	$7.12
Number of accumulation units outstanding at end of period	552,186	369,315
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$31.65	$44.50	$43.46	$38.64	$36.56	$31.96	$26.01	$26.39	$24.47	$19.86
Value at end of period	$41.37	$31.65	$44.50	$43.46	$38.64	$36.56	$31.96	$26.01	$26.39	$24.47
Number of accumulation units outstanding at end of period	5,180,368	5,666,249	6,129,080	6,356,611	6,812,134	6,613,564	5,130,780	3,927,375	1,940,881	183,884

GS Premium Plus

CFI 78

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$20.01	$31.72	$31.38	$26.85	$26.34	$23.37	$19.03	$22.35	$22.48	$19.19
Value at end of period	$24.53	$20.01	$31.72	$31.38	$26.85	$26.34	$23.37	$19.03	$22.35	$22.48
Number of accumulation units outstanding at end of period	3,248,847	3,501,444	3,983,849	4,373,718	4,873,923	5,039,682	3,453,724	2,273,204	1,364,874	238,986
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.73	$10.14	$10.10
Value at end of period	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,015,681	360,843	391,503
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.34	$12.60	$11.15	$10.12
Value at end of period	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	3,151,373	2,392,659	1,002,601	294,760
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$14.60	$24.68	$24.57	$20.54	$19.05	$17.50	$13.09	$16.72	$19.34	$21.56
Value at end of period	$18.95	$14.60	$24.68	$24.57	$20.54	$19.05	$17.50	$13.09	$16.72	$19.34
Number of accumulation units outstanding at end of period	1,857,874	1,778,369	2,097,951	2,254,550	2,134,120	2,325,689	2,098,781	1,515,003	1,118,604	522,271
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16	$10.04
Value at end of period	$10.52	$10.16
Number of accumulation units outstanding at end of period	1,335,045	1,356,859
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.28	$12.38	$12.50	$11.15	$10.11
Value at end of period	$9.40	$7.28	$12.38	$12.50	$11.15
Number of accumulation units outstanding at end of period	15,457	21,470	47,086	218,720	31,306
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.73	$12.41	$12.95	$11.39	$11.22
Value at end of period	$9.75	$7.73	$12.41	$12.95	$11.39
Number of accumulation units outstanding at end of period	830,175	854,931	851,684	688,563	460,029
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.07	$12.09	$11.93	$10.82	$10.15
Value at end of period	$10.88	$9.07	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	1,395,113	1,767,987	513,212	279,474	224,811
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.83	$16.88	$15.69	$13.18	$12.07	$10.92	$8.82	$10.00
Value at end of period	$14.96	$11.83	$16.88	$15.69	$13.18	$12.07	$10.92	$8.82
Number of accumulation units outstanding at end of period	1,910,899	2,022,869	2,273,525	2,396,200	2,218,687	1,699,597	898,110	201,786
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.56	$8.95
Value at end of period	$9.73	$8.56
Number of accumulation units outstanding at end of period	285,273	3,826

GS Premium Plus

CFI 79

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.02	$30.11	$29.92	$26.29	$24.35	$21.75	$17.34	$20.73	$24.00	$24.80
Value at end of period	$24.34	$20.02	$30.11	$29.92	$26.29	$24.35	$21.75	$17.34	$20.73	$24.00
Number of accumulation units outstanding at end of period	2,115,747	1,892,827	2,295,715	2,658,815	2,851,108	2,982,066	2,428,852	1,920,555	1,546,448	713,282
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.10	$10.77	$11.40	$9.98
Value at end of period	$9.06	$7.10	$10.77	$11.40
Number of accumulation units outstanding at end of period	147,692	96,982	135,586	258,519
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.05	$9.95
Value at end of period	$7.71	$6.05
Number of accumulation units outstanding at end of period	1,214,818	996,601
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.07	$9.93	$9.77	$8.76	$8.70	$8.15	$6.61	$8.87	$10.00
Value at end of period	$7.40	$6.07	$9.93	$9.77	$8.76	$8.70	$8.15	$6.61	$8.87
Number of accumulation units outstanding at end of period	511,062	571,347	675,764	984,870	1,504,578	1,940,698	1,278,503	491,042	103,369
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$6.91	$12.58	$11.20	$9.71	$9.16	$8.17	$6.00	$8.24	$10.00
Value at end of period	$8.97	$6.91	$12.58	$11.20	$9.71	$9.16	$8.17	$6.00	$8.24
Number of accumulation units outstanding at end of period	209,356	262,466	341,949	471,666	593,071	557,626	445,959	218,083	19,682
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	270,194	312,095	413,542	742,848	889,752	1,007,799	812,145

Separate Account Annual Charges of 1.95%

	2009	2008	2007	2006	2005

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.58	$13.58	$13.96	$11.43	$11.79
Value at end of period	$9.87	$7.58	$13.58	$13.96	$11.43
Number of accumulation units outstanding at end of period	74,324	83,041	99,598	106,010	110,857
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.96	$10.08
Value at end of period	$9.44	$7.96
Number of accumulation units outstanding at end of period	8,786,491	4,810,195

GS Premium Plus

CFI 80

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.51	$19.17	$20.07	$17.15	$16.58
Value at end of period	$16.55	$13.51	$19.17	$20.07	$17.15
Number of accumulation units outstanding at end of period	427,908	464,506	548,499	661,159	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.84	$17.51	$15.22	$13.93	$12.18
Value at end of period	$13.06	$9.84	$17.51	$15.22	$13.93
Number of accumulation units outstanding at end of period	4,510,559	4,486,056	3,077,617	2,248,140	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.32	$13.06	$13.15	$11.18	$10.80
Value at end of period	$9.33	$7.32	$13.06	$13.15	$11.18
Number of accumulation units outstanding at end of period	833,581	901,576	1,010,383	813,783	547,233
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.16	$10.00
Value at end of period	$8.66	$7.16
Number of accumulation units outstanding at end of period	3,982,648	2,220,231
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.80	$10.03
Value at end of period	$9.68	$8.80
Number of accumulation units outstanding at end of period	4,129,209	2,361,763
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.51	$14.04	$13.70	$12.19	$11.81
Value at end of period	$10.89	$8.51	$14.04	$13.70	$12.19
Number of accumulation units outstanding at end of period	9,904,616	9,641,840	7,713,250	6,408,516	4,607,966
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.61	$15.76	$14.38	$13.37	$11.80
Value at end of period	$11.71	$8.61	$15.76	$14.38	$13.37
Number of accumulation units outstanding at end of period	14,066,484	13,439,437	10,172,994	8,382,071	5,632,392
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.26	$21.73	$18.56	$16.00	$13.49
Value at end of period	$17.11	$12.26	$21.73	$18.56	$16.00
Number of accumulation units outstanding at end of period	5,469,638	5,030,646	3,981,698	3,004,812	1,757,275
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.07	$11.36
Value at end of period	$11.98	$9.07
Number of accumulation units outstanding at end of period	899,347	241,755
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.02	$19.94	$17.46	$13.78	$12.19
Value at end of period	$12.99	$11.02	$19.94	$17.46	$13.78
Number of accumulation units outstanding at end of period	2,895,638	2,881,981	2,195,699	1,466,038	692,426

GS Premium Plus		CFI 81

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.42	$12.89	$12.39	$10.96	$10.31
Value at end of period	$9.84	$7.42	$12.89	$12.39	$10.96
Number of accumulation units outstanding at end of period	2,034,794	1,705,281	1,102,938	799,004	315,123
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.88
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	736,563
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$7.65	$12.81	$12.24	$11.65	$10.74
Value at end of period	$9.77	$7.65	$12.81	$12.24	$11.65
Number of accumulation units outstanding at end of period	1,007,156	602,909	449,216	319,126	201,000
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.96	$14.14	$13.82	$12.12	$11.73
Value at end of period	$9.92	$8.96	$14.14	$13.82	$12.12
Number of accumulation units outstanding at end of period	120,583	131,529	156,547	158,830	74,087
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$9.99
Value at end of period	$9.69	$6.48
Number of accumulation units outstanding at end of period	1,620,779	878,672
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.10	$12.34	$13.57	$11.05
Value at end of period	$9.29	$7.10	$12.34	$13.57
Number of accumulation units outstanding at end of period	1,272,193	1,232,834	604,316	167,558
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$35.53	$58.95	$73.09	$54.16	$47.29
Value at end of period	$47.34	$35.53	$58.95	$73.09	$54.16
Number of accumulation units outstanding at end of period	343,912	412,439	431,099	502,995	303,357
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.54	$10.11	$10.02	$9.95
Value at end of period	$7.99	$6.54	$10.11	$10.02
Number of accumulation units outstanding at end of period	1,440,440	1,534,466	887,486	373,022
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.73	$11.29	$11.06	$9.91	$10.02
Value at end of period	$8.69	$6.73	$11.29	$11.06	$9.91
Number of accumulation units outstanding at end of period	2,512,125	2,198,501	970,586	498,026	958
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.14
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	1,623

GS Premium Plus		CFI 82

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.88	$12.70	$11.93	$10.68	$9.87
Value at end of period	$10.46	$8.88	$12.70	$11.93	$10.68
Number of accumulation units outstanding at end of period	1,054,921	920,325	670,335	474,327	345,203
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$8.57	$12.07	$11.03	$10.65	$10.02
Value at end of period	$11.98	$8.57	$12.07	$11.03	$10.65
Number of accumulation units outstanding at end of period	404,582	28,155	14,873	19,180	9,371
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.58	$16.06	$14.31	$13.04	$11.37
Value at end of period	$13.08	$9.58	$16.06	$14.31	$13.04
Number of accumulation units outstanding at end of period	2,387,241	2,076,779	1,314,412	869,051	535,373
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.80	$10.38	$10.32
Value at end of period	$6.92	$5.80	$10.38
Number of accumulation units outstanding at end of period	1,394,715	1,331,778	377,604
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.60	$10.96	$10.88	$9.99
Value at end of period	$9.84	$7.60	$10.96	$10.88
Number of accumulation units outstanding at end of period	3,386,163	2,759,068	1,629,601	656,451
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.22	$11.84	$12.53
Value at end of period	$8.96	$7.22	$11.84
Number of accumulation units outstanding at end of period	1,634,558	1,393,022	969,862
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.03	$9.57	$10.09
Value at end of period	$7.71	$6.03	$9.57
Number of accumulation units outstanding at end of period	9,647,235	8,875,069	3,084,070
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.65
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	3,105
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.57	$42.48	$32.51	$27.31	$20.22
Value at end of period	$33.13	$24.57	$42.48	$32.51	$27.31
Number of accumulation units outstanding at end of period	1,475,926	1,454,849	878,652	524,482	246,689
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.06	$9.95	$9.83
Value at end of period	$7.73	$6.06	$9.95
Number of accumulation units outstanding at end of period	1,432,459	613,853	5,374

GS Premium Plus		CFI 83

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	297,731
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$6.97	$11.36	$11.06	$9.87	$9.57
Value at end of period	$8.41	$6.97	$11.36	$11.06	$9.87
Number of accumulation units outstanding at end of period	995,207	1,099,093	1,224,324	842,997	747,104
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.19	$15.05	$14.58	$13.63	$12.54
Value at end of period	$11.84	$9.19	$15.05	$14.58	$13.63
Number of accumulation units outstanding at end of period	668,326	721,208	897,365	843,068	636,374
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.49	$14.59	$15.92	$14.30	$13.59
Value at end of period	$11.59	$9.49	$14.59	$15.92	$14.30
Number of accumulation units outstanding at end of period	470,167	505,902	709,109	678,476	487,498
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.78	$12.03	$11.61	$11.41	$11.31
Value at end of period	$11.76	$10.78	$12.03	$11.61	$11.41
Number of accumulation units outstanding at end of period	6,451,426	5,718,407	4,189,988	2,311,169	464,500
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.04	$10.30
Value at end of period	$7.55	$6.04
Number of accumulation units outstanding at end of period	540,619	72,627
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$8.24	$16.48	$13.90	$11.52	$10.16
Value at end of period	$11.03	$8.24	$16.48	$13.90	$11.52
Number of accumulation units outstanding at end of period	2,253,344	2,466,551	1,338,902	352,303	109,413
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.77
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	2,545
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.50	$24.07	$17.73	$13.31	$10.07
Value at end of period	$19.34	$11.50	$24.07	$17.73	$13.31
Number of accumulation units outstanding at end of period	2,406,494	2,351,662	1,761,542	1,004,530	569,679
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.77	$14.23	$14.77	$12.91	$13.63
Value at end of period	$12.21	$9.77	$14.23	$14.77	$12.91
Number of accumulation units outstanding at end of period	638,318	612,948	810,007	615,365	362,665

GS Premium Plus		CFI 84

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.79	$13.10	$13.62	$12.63	$11.58
Value at end of period	$10.08	$7.79	$13.10	$13.62	$12.63
Number of accumulation units outstanding at end of period	397,736	422,160	449,648	428,703	340,322
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$15.30	$15.23	$14.80	$14.42	$14.31
Value at end of period	$15.05	$15.30	$15.23	$14.80	$14.42
Number of accumulation units outstanding at end of period	4,944,633	6,218,579	1,844,856	953,694	465,550
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$8.34	$13.41	$13.14	$11.39	$11.01
Value at end of period	$9.72	$8.34	$13.41	$13.14	$11.39
Number of accumulation units outstanding at end of period	91,955	103,936	137,751	136,373	32,982
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.46	$17.87	$15.97	$15.52	$14.53
Value at end of period	$13.23	$10.46	$17.87	$15.97	$15.52
Number of accumulation units outstanding at end of period	1,091,475	978,977	726,563	525,510	388,372
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.80	$17.78	$15.04	$12.37	$10.02
Value at end of period	$11.88	$8.80	$17.78	$15.04	$12.37
Number of accumulation units outstanding at end of period	899,945	1,055,822	635,073	386,727	202,215
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.69	$25.87	$25.37	$23.11	$22.91
Value at end of period	$22.77	$19.69	$25.87	$25.37	$23.11
Number of accumulation units outstanding at end of period	1,093,601	953,779	829,732	751,117	593,459
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.11	$18.19	$14.56	$11.35	$10.14
Value at end of period	$14.46	$11.11	$18.19	$14.56	$11.35
Number of accumulation units outstanding at end of period	2,474,999	2,312,150	1,455,255	800,077	371,810
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.31	$10.33	$8.39	$7.95	$7.36
Value at end of period	$8.72	$6.31	$10.33	$8.39	$7.95
Number of accumulation units outstanding at end of period	647,451	576,021	43,460	45,890	45,902
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.43	$9.15
Value at end of period	$10.57	$8.43
Number of accumulation units outstanding at end of period	144,302	40,406
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.41	$16.12	$15.46	$13.41	$12.07
Value at end of period	$12.85	$9.41	$16.12	$15.46	$13.41
Number of accumulation units outstanding at end of period	797,167	909,337	616,583	445,966	130,621

GS Premium Plus		CFI 85

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.45	$10.24	$10.16	$8.95	$8.55
Value at end of period	$7.26	$6.45	$10.24	$10.16	$8.95
Number of accumulation units outstanding at end of period	32,279	37,089	43,260	52,869	54,685
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.03	$11.88	$11.78	$11.03	$10.78
Value at end of period	$13.22	$9.03	$11.88	$11.78	$11.03
Number of accumulation units outstanding at end of period	908,647	1,056,910	1,275,970	1,078,759	773,925
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.38	$14.07	$13.17	$12.88	$12.82
Value at end of period	$16.14	$14.38	$14.07	$13.17	$12.88
Number of accumulation units outstanding at end of period	11,773,902	8,442,287	2,020,601	896,452	766,115
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.26	$12.90	$12.52	$10.94	$10.29
Value at end of period	$10.05	$8.26	$12.90	$12.52	$10.94
Number of accumulation units outstanding at end of period	192,048	210,718	246,686	253,209	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.11	$12.37	$11.96	$10.86	$10.00
Value at end of period	$9.96	$8.11	$12.37	$11.96	$10.86
Number of accumulation units outstanding at end of period	2,425,717	2,370,996	2,052,038	1,782,785	1,259,567
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	4,777,187
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	44,762,701
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	27,731,127
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	13,459,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.20
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	315,447

GS Premium Plus		CFI 86

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.68	$10.31
Value at end of period	$8.09	$6.68
Number of accumulation units outstanding at end of period	1,537,427	185,841
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.54
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	154,282
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.14
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	789,109
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$10.40
Value at end of period	$8.36	$6.11
Number of accumulation units outstanding at end of period	727,369	303,340
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.94	$10.16
Value at end of period	$8.60	$6.94
Number of accumulation units outstanding at end of period	845,599	553,373
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.44	$8.48	$7.87	$7.15	$6.70
Value at end of period	$6.97	$5.44	$8.48	$7.87	$7.15
Number of accumulation units outstanding at end of period	224,324	248,212	290,570	280,862	160,035
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.12	$10.13
Value at end of period	$8.88	$7.12
Number of accumulation units outstanding at end of period	637,166	317,965
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$31.33	$44.08	$43.07	$38.31	$36.26
Value at end of period	$40.93	$31.33	$44.08	$43.07	$38.31
Number of accumulation units outstanding at end of period	3,340,970	3,106,564	2,314,023	1,755,993	1,075,768
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.81	$31.41	$31.09	$26.62	$26.13
Value at end of period	$24.27	$19.81	$31.41	$31.09	$26.62
Number of accumulation units outstanding at end of period	923,809	849,406	630,545	528,960	407,663
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.73	$10.14	$10.10
Value at end of period	$8.01	$5.73	$10.14
Number of accumulation units outstanding at end of period	987,671	535,486	154,046

GS Premium Plus		CFI 87

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.33	$12.59	$11.14	$10.35
Value at end of period	$9.47	$7.33	$12.59	$11.14
Number of accumulation units outstanding at end of period	1,737,933	1,636,457	472,387	104,438
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.48	$24.49	$24.39	$20.40	$18.93
Value at end of period	$18.79	$14.48	$24.49	$24.39	$20.40
Number of accumulation units outstanding at end of period	516,157	472,477	453,360	327,550	131,684
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16	$10.03
Value at end of period	$10.51	$10.16
Number of accumulation units outstanding at end of period	1,454,753	808,243
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.76	$13.20	$13.34	$11.90	$11.13
Value at end of period	$10.01	$7.76	$13.20	$13.34	$11.90
Number of accumulation units outstanding at end of period	38,476	47,480	51,427	57,249	25,931
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.28	$13.29	$13.87	$12.21	$12.03
Value at end of period	$10.43	$8.28	$13.29	$13.87	$12.21
Number of accumulation units outstanding at end of period	1,474,475	1,390,974	1,430,257	1,382,804	1,051,435
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.05	$12.07	$11.92	$10.82	$10.15
Value at end of period	$10.86	$9.05	$12.07	$11.92	$10.82
Number of accumulation units outstanding at end of period	1,088,308	939,388	492,315	369,075	245,919
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.79	$16.83	$15.65	$13.15	$12.05
Value at end of period	$14.90	$11.79	$16.83	$15.65	$13.15
Number of accumulation units outstanding at end of period	1,028,934	932,107	897,716	682,291	443,052
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.56	$9.21
Value at end of period	$9.72	$8.56
Number of accumulation units outstanding at end of period	288,918	26,113
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.86	$29.89	$29.72	$26.13	$24.21
Value at end of period	$24.14	$19.86	$29.89	$29.72	$26.13
Number of accumulation units outstanding at end of period	572,851	500,728	433,803	353,888	188,468
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.09	$10.76	$11.39	$10.11
Value at end of period	$9.04	$7.09	$10.76	$11.39
Number of accumulation units outstanding at end of period	139,383	57,124	86,340	107,314

GS Premium Plus		CFI 88

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.05	$9.95
Value at end of period	$7.70	$6.05
Number of accumulation units outstanding at end of period	2,629,207	2,551,491
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$6.05	$9.89	$9.75	$8.74	$8.68
Value at end of period	$7.37	$6.05	$9.89	$9.75	$8.74
Number of accumulation units outstanding at end of period	28,304	30,665	31,592	56,029	45,665
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$6.88	$12.54	$11.16	$9.69	$9.14
Value at end of period	$8.93	$6.88	$12.54	$11.16	$9.69
Number of accumulation units outstanding at end of period	44,665	76,510	85,574	102,368	97,624
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.50	$7.41	$7.97	$7.38	$8.17
Value at end of period	$5.84	$4.50	$7.41	$7.97	$7.38
Number of accumulation units outstanding at end of period	99,495	112,208	154,005	231,298	137,057

	Separate Account Annual Charges of 2.10%

	2009	2008	2007	2006	2005

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$7.50	$13.46	$13.86	$11.36	$11.74
Value at end of period	$9.76	$7.50	$13.46	$13.86	$11.36
Number of accumulation units outstanding at end of period	165,664	187,577	243,280	314,148	361,104
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.95	$10.08
Value at end of period	$9.41	$7.95
Number of accumulation units outstanding at end of period	5,407,653	3,501,780
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$13.39	$19.04	$19.96	$17.08	$16.54
Value at end of period	$16.38	$13.39	$19.04	$19.96	$17.08
Number of accumulation units outstanding at end of period	954,874	1,052,464	1,373,389	1,664,797	1,937,118
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.37	$14.92	$12.99	$11.91	$10.08
Value at end of period	$11.10	$8.37	$14.92	$12.99	$11.91
Number of accumulation units outstanding at end of period	3,991,694	4,764,205	4,272,826	2,903,416	1,246,096

GS Premium Plus

CFI 89

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.24	$12.93	$13.04	$11.11	$10.75
Value at end of period	$9.21	$7.24	$12.93	$13.04	$11.11
Number of accumulation units outstanding at end of period	1,458,754	1,720,702	2,241,214	2,133,205	1,696,648
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.15	$10.05
Value at end of period	$8.64	$7.15
Number of accumulation units outstanding at end of period	1,173,464	861,697
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.79	$10.01
Value at end of period	$9.65	$8.79
Number of accumulation units outstanding at end of period	2,896,681	1,672,932
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.44	$13.94	$13.63	$12.15	$11.78
Value at end of period	$10.79	$8.44	$13.94	$13.63	$12.15
Number of accumulation units outstanding at end of period	11,159,281	11,513,722	11,977,582	11,193,788	9,007,689
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.54	$15.65	$14.31	$13.33	$11.77
Value at end of period	$11.59	$8.54	$15.65	$14.31	$13.33
Number of accumulation units outstanding at end of period	15,290,861	15,738,967	15,573,022	14,562,790	11,750,244
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.16	$21.59	$18.47	$15.94	$13.46
Value at end of period	$16.95	$12.16	$21.59	$18.47	$15.94
Number of accumulation units outstanding at end of period	6,471,121	6,273,128	6,489,109	5,576,357	3,995,243
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.06	$9.48
Value at end of period	$11.95	$9.06
Number of accumulation units outstanding at end of period	393,693	37,708
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.91	$19.77	$17.34	$13.71	$12.14
Value at end of period	$12.84	$10.91	$19.77	$17.34	$13.71
Number of accumulation units outstanding at end of period	3,641,945	3,952,202	4,055,521	3,449,511	2,479,779
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.38	$12.83	$12.36	$10.95	$10.02
Value at end of period	$9.77	$7.38	$12.83	$12.36	$10.95
Number of accumulation units outstanding at end of period	2,187,159	1,688,800	1,477,279	1,098,736	494,888
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.88
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	1,053,093

GS Premium Plus		CFI 90

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$7.58	$12.70	$12.15	$11.59	$10.73
Value at end of period	$9.66	$7.58	$12.70	$12.15	$11.59
Number of accumulation units outstanding at end of period	896,220	859,567	764,203	674,427	671,809
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.87	$14.01	$13.73	$12.05	$11.69
Value at end of period	$9.80	$8.87	$14.01	$13.73	$12.05
Number of accumulation units outstanding at end of period	264,540	285,576	371,738	478,617	246,343
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.47	$9.99
Value at end of period	$9.67	$6.47
Number of accumulation units outstanding at end of period	2,115,656	1,051,869
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.08	$12.30	$13.56	$11.30
Value at end of period	$9.24	$7.08	$12.30	$13.56
Number of accumulation units outstanding at end of period	1,344,556	1,387,896	1,326,783	701,115
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$34.47	$57.26	$71.11	$52.77	$46.15
Value at end of period	$45.85	$34.47	$57.26	$71.11	$52.77
Number of accumulation units outstanding at end of period	600,579	665,552	869,365	1,099,471	891,145
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.51	$10.09	$10.01	$10.05
Value at end of period	$7.95	$6.51	$10.09	$10.01
Number of accumulation units outstanding at end of period	1,462,454	1,644,870	1,065,810	569,254
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$6.70	$11.26	$11.04	$9.90	$10.06
Value at end of period	$8.63	$6.70	$11.26	$11.04	$9.90
Number of accumulation units outstanding at end of period	1,841,995	1,649,555	1,255,005	735,762	12,016
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.63
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	2,198
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.82	$12.63	$11.88	$10.66	$9.86
Value at end of period	$10.36	$8.82	$12.63	$11.88	$10.66
Number of accumulation units outstanding at end of period	1,700,554	2,051,094	1,606,319	1,553,333	1,264,818
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.51	$12.00	$10.98	$10.62	$10.44
Value at end of period	$11.87	$8.51	$12.00	$10.98	$10.62
Number of accumulation units outstanding at end of period	642,827	98,477	62,575	71,638	51,145

GS Premium Plus		CFI 91

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.46	$15.88	$14.17	$12.93	$11.30
Value at end of period	$12.89	$9.46	$15.88	$14.17	$12.93
Number of accumulation units outstanding at end of period	3,800,167	3,712,595	4,157,764	2,888,003	2,618,948
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.78	$10.37	$10.00
Value at end of period	$6.90	$5.78	$10.37
Number of accumulation units outstanding at end of period	714,858	749,221	1,263,274
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.57	$10.93	$10.87	$10.00
Value at end of period	$9.78	$7.57	$10.93	$10.87
Number of accumulation units outstanding at end of period	3,290,802	2,991,145	2,999,605	3,077,176
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.21	$11.83	$12.42
Value at end of period	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	1,105,805	1,025,971	1,062,144
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.02	$9.56	$10.00
Value at end of period	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	5,374,909	5,530,073	3,476,458
ING FTSE 100 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.08
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	3,728
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.84	$41.27	$31.64	$26.61	$19.73
Value at end of period	$32.09	$23.84	$41.27	$31.64	$26.61
Number of accumulation units outstanding at end of period	2,165,113	2,442,120	1,971,707	1,609,563	1,039,563
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.05	$9.94	$9.83
Value at end of period	$7.71	$6.05	$9.94
Number of accumulation units outstanding at end of period	3,888,232	2,481,381	9,804
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	372,749
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$6.89	$11.25	$10.97	$9.80	$9.52
Value at end of period	$8.30	$6.89	$11.25	$10.97	$9.80
Number of accumulation units outstanding at end of period	1,083,795	1,195,225	1,503,495	1,722,487	1,457,388

GS Premium Plus		CFI 92

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.16	$13.39	$13.00	$12.17	$11.21
Value at end of period	$10.51	$8.16	$13.39	$13.00	$12.17
Number of accumulation units outstanding at end of period	1,071,001	1,227,732	1,541,727	1,567,111	1,340,319
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.10	$12.47	$13.62	$12.26	$11.66
Value at end of period	$9.87	$8.10	$12.47	$13.62	$12.26
Number of accumulation units outstanding at end of period	879,988	988,868	1,270,064	1,370,199	1,166,092
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.67	$11.93	$11.53	$11.35	$11.26
Value at end of period	$11.62	$10.67	$11.93	$11.53	$11.35
Number of accumulation units outstanding at end of period	5,774,425	5,918,590	5,811,926	4,031,996	1,271,536
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.03	$10.27
Value at end of period	$7.53	$6.03
Number of accumulation units outstanding at end of period	644,875	31,701
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$8.14	$16.29	$13.77	$11.43	$10.10
Value at end of period	$10.87	$8.14	$16.29	$13.77	$11.43
Number of accumulation units outstanding at end of period	2,815,851	3,366,537	3,690,993	854,960	324,542
ING JAPAN EQUITY INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.83
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	23
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.31	$23.71	$17.49	$13.15	$9.96
Value at end of period	$19.00	$11.31	$23.71	$17.49	$13.15
Number of accumulation units outstanding at end of period	3,272,083	3,377,985	3,562,996	2,347,679	1,606,085
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.88	$10.17
Value at end of period	$8.46	$6.88
Number of accumulation units outstanding at end of period	510,958	180,150
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.68	$14.11	$14.66	$12.84	$13.63
Value at end of period	$12.06	$9.68	$14.11	$14.66	$12.84
Number of accumulation units outstanding at end of period	930,424	971,062	1,346,686	1,193,062	1,016,028
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.73	$13.02	$13.55	$12.58	$11.56
Value at end of period	$9.99	$7.73	$13.02	$13.55	$12.58
Number of accumulation units outstanding at end of period	997,486	1,098,884	1,265,064	1,304,607	1,312,979

GS Premium Plus		CFI 93

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.64	$19.08	$18.43	$18.13	$18.22
Value at end of period	$19.55	$18.64	$19.08	$18.43	$18.13
Number of accumulation units outstanding at end of period	85,437	96,665	127,366	175,221	230,202
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.84	$14.80	$14.40	$14.05	$13.97
Value at end of period	$14.57	$14.84	$14.80	$14.40	$14.05
Number of accumulation units outstanding at end of period	5,813,592	9,865,921	4,722,110	2,780,525	1,641,831
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$8.23	$13.25	$13.00	$11.29	$10.93
Value at end of period	$9.57	$8.23	$13.25	$13.00	$11.29
Number of accumulation units outstanding at end of period	304,230	362,355	450,818	590,287	447,334
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.26	$17.56	$15.71	$15.29	$14.34
Value at end of period	$12.95	$10.26	$17.56	$15.71	$15.29
Number of accumulation units outstanding at end of period	1,728,520	1,891,487	1,927,782	1,915,622	1,936,439
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.75	$17.71	$15.01	$12.36	$10.16
Value at end of period	$11.79	$8.75	$17.71	$15.01	$12.36
Number of accumulation units outstanding at end of period	1,212,113	1,483,984	1,343,574	1,009,791	786,192
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.27	$25.35	$24.90	$22.72	$22.55
Value at end of period	$22.24	$19.27	$25.35	$24.90	$22.72
Number of accumulation units outstanding at end of period	1,808,651	1,865,661	1,999,893	2,155,140	2,090,749
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.05	$18.11	$14.53	$11.34	$10.05
Value at end of period	$14.36	$11.05	$18.11	$14.53	$11.34
Number of accumulation units outstanding at end of period	2,993,392	3,547,635	2,991,519	2,182,716	1,287,256
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$6.23	$10.22	$8.32	$7.90	$7.32
Value at end of period	$8.60	$6.23	$10.22	$8.32	$7.90
Number of accumulation units outstanding at end of period	1,526,739	1,518,337	154,686	196,650	235,557
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.42	$9.35
Value at end of period	$10.55	$8.42
Number of accumulation units outstanding at end of period	79,444	14,649
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.32	$14.27	$13.71	$11.91	$10.11
Value at end of period	$11.35	$8.32	$14.27	$13.71	$11.91
Number of accumulation units outstanding at end of period	670,416	1,018,421	1,076,656	523,730	145,145

GS Premium Plus		CFI 94

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.12	$11.32	$11.25	$9.93	$9.99
Value at end of period	$8.00	$7.12	$11.32	$11.25	$9.93
Number of accumulation units outstanding at end of period	21,934	27,515	35,909	59,185	67,750
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.96	$11.82	$11.73	$11.00	$10.77
Value at end of period	$13.11	$8.96	$11.82	$11.73	$11.00
Number of accumulation units outstanding at end of period	1,766,269	2,111,385	2,987,566	3,053,566	2,858,639
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.07	$13.79	$12.93	$12.66	$12.62
Value at end of period	$15.76	$14.07	$13.79	$12.93	$12.66
Number of accumulation units outstanding at end of period	11,617,187	9,592,661	4,063,712	2,338,464	2,092,826
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.21	$12.85	$12.49	$10.93	$10.29
Value at end of period	$9.98	$8.21	$12.85	$12.49	$10.93
Number of accumulation units outstanding at end of period	362,014	356,416	434,966	502,967	434,680
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.07	$12.32	$11.93	$10.84	$10.07
Value at end of period	$9.88	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,905,405	3,996,449	4,353,304	4,390,438	4,290,104
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.24
Value at end of period	$8.30
Number of accumulation units outstanding at end of period	3,962,576
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	46,107,120
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	25,349,683
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	13,018,646
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.26
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	774,537

GS Premium Plus		CFI 95

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.68	$10.12
Value at end of period	$8.07	$6.68
Number of accumulation units outstanding at end of period	1,532,905	257,464
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.34
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	105,054
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.36
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	1,126,456
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.10	$10.24
Value at end of period	$8.34	$6.10
Number of accumulation units outstanding at end of period	575,441	282,724
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.93	$10.02
Value at end of period	$8.58	$6.93
Number of accumulation units outstanding at end of period	834,911	572,938
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$5.37	$8.39	$7.81	$7.10	$6.66
Value at end of period	$6.88	$5.37	$8.39	$7.81	$7.10
Number of accumulation units outstanding at end of period	633,871	675,839	855,490	1,086,586	1,049,459
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.11	$10.18
Value at end of period	$8.86	$7.11
Number of accumulation units outstanding at end of period	527,951	456,278
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$30.39	$42.82	$41.90	$37.33	$35.39
Value at end of period	$39.64	$30.39	$42.82	$41.90	$37.33
Number of accumulation units outstanding at end of period	3,935,945	3,963,914	4,273,456	4,218,851	3,689,659
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.21	$30.52	$30.25	$25.94	$25.50
Value at end of period	$23.51	$19.21	$30.52	$30.25	$25.94
Number of accumulation units outstanding at end of period	1,628,920	1,638,714	1,801,226	1,889,644	1,954,975
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.71	$10.12	$10.10
Value at end of period	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	741,998	245,895	159,631

GS Premium Plus		CFI 96

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.30	$12.55	$11.13	$10.17
Value at end of period	$9.42	$7.30	$12.55	$11.13
Number of accumulation units outstanding at end of period	2,239,075	2,050,459	663,536	172,518
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.13	$23.93	$23.87	$19.99	$18.58
Value at end of period	$18.30	$14.13	$23.93	$23.87	$19.99
Number of accumulation units outstanding at end of period	1,074,690	994,246	1,099,394	974,425	780,724
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.15	$10.02
Value at end of period	$10.48	$10.15
Number of accumulation units outstanding at end of period	2,166,890	1,631,655
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.23	$12.31	$12.46	$11.13	$10.01
Value at end of period	$9.31	$7.23	$12.31	$12.46	$11.13
Number of accumulation units outstanding at end of period	55,622	56,718	71,145	126,031	45,133
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.66	$12.31	$12.87	$11.35	$11.20
Value at end of period	$9.64	$7.66	$12.31	$12.87	$11.35
Number of accumulation units outstanding at end of period	1,007,577	958,698	992,532	892,091	725,244
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.00	$12.02	$11.89	$10.81	$10.15
Value at end of period	$10.78	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	988,593	986,332	537,221	432,531	239,827
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.67	$16.69	$15.54	$13.08	$12.00
Value at end of period	$14.73	$11.67	$16.69	$15.54	$13.08
Number of accumulation units outstanding at end of period	1,540,299	1,599,531	1,881,748	2,062,203	1,601,079
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.55	$9.21
Value at end of period	$9.70	$8.55
Number of accumulation units outstanding at end of period	250,668	8,203
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.40	$29.24	$29.12	$25.64	$23.79
Value at end of period	$23.55	$19.40	$29.24	$29.12	$25.64
Number of accumulation units outstanding at end of period	771,480	795,559	843,024	985,694	953,341
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.06	$10.72	$11.37	$9.71	$9.74
Value at end of period	$8.99	$7.06	$10.72	$11.37	$9.71
Number of accumulation units outstanding at end of period	141,822	80,135	114,045	221,827	483

GS Premium Plus		CFI 97

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.04	$9.95
Value at end of period	$7.68	$6.04
Number of accumulation units outstanding at end of period	1,331,304	1,266,237
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$5.98	$9.79	$9.66	$8.68	$8.63
Value at end of period	$7.27	$5.98	$9.79	$9.66	$8.68
Number of accumulation units outstanding at end of period	118,260	130,328	164,132	243,580	226,832
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$6.80	$12.41	$11.07	$9.62	$9.09
Value at end of period	$8.81	$6.80	$12.41	$11.07	$9.62
Number of accumulation units outstanding at end of period	105,602	125,339	169,030	227,041	257,431
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$4.47	$7.36	$7.93	$7.35	$8.15
Value at end of period	$5.78	$4.47	$7.36	$7.93	$7.35
Number of accumulation units outstanding at end of period	158,755	173,125	221,809	442,998	452,259
GS Premium Plus

CFI 98

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2009, 2008, and 2007
	-	Balance Sheets as of December 31, 2009 and 2008
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2009, 2008, and 2007
	-	Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
	-	Notes to Financial Statements
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2009
	-	Statements of Operations for the year ended December 31, 2009
	-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
	-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:
(b)
(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-
23351, 811-05626).

	g.	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

(4)	a.	Individual Deferred Combination Variable and Fixed Annuity Contract (GA-IA-
1036) (02/97), incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 23, 1999 (File Nos. 333-28755, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Contract (GA-CA-1036)
(02/97), incorporated herein by reference to Post-Effective Amendment No. 5 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 23,
1999 (File Nos. 333-28755, 811-05626).

	c.	Individual Deferred Variable Annuity Contract (GA-IA-1037) (02/97), incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-
28755, 811-05626).

	d.	Individual Retirement Annuity Rider (GA-RA-1009) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	e.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-
23351, 811-05626).

	f.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05), incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on or about April 20, 2005
(File Nos. 333-28755, 811-05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.	Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02),
incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on or about February 13, 2004 (File Nos. 333-28755, 811-
05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay)
(IU-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
August 5, 2005 (File Nos. 333-28755, 811-05626).

k.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint
LifePay) (IU-RA-3029), incorporated herein by reference to an Initial Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on May 9, 2006 (File
Nos. 333-133944, 811-05626).

l.	Excluded Funds Endorsement. (Inforce Riders), incorporated herein by reference to
Post-Effective Amendment No.12 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-
05626).

m.	Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-
RA-1044-1) (01/02), incorporated herein by reference to Post-Effective Amendment
No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

n.	Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-
1044-2) (10/03), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3)
(01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

p.	Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-
1044-4) (10/03), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

q.	Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit),
incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

r.	Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-
1044-6) (01/02), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

s.	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-
28755, 811-05626).

t.	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

u.	403(b) Rider (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

v.	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to an
Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

w.	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to an
Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

x.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	y.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94),
incorporated herein by reference to an Initial Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

	z.	Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

	aa.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment
No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

	bb.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

	cc.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(ING LifePay Plus) (IU-RA-3077), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

	dd.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(ING Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-
Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(5)	a.	Deferred Variable Annuity Application, incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 26, 2005 (File Nos. 333-28755, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form,
incorporated herein by reference to Post-Effective Amendment No. 7 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
December 2, 1999 (File Nos. 333-28755, 811-05626).

	c.	Deferred Variable Annuity Application (137098) (08-07-2006), incorporated by reference to Post-Effective Amendment No. 39 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 2, 2006 (File Nos. 333-28755, 811-
05626).

	d.	Deferred Variable Annuity Application (137098) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 43 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-
28755, 811-05626).

	e.	Deferred Variable Annuity Application (137098) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 41 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 10, 2008 (File Nos. 333-
28769, 811-05626).

	f.	Deferred Variable Annuity Application (137098) (1/12/2009), incorporated herein by reference to Post-Effective Amendment No. 42 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 29, 2008 (File Nos. 333-
28769, 811-05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-
1 for ING USA Annuity and Life Insurance Company filed with the Securities and
Exchange Commission on April 9, 2007 (File No. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
No. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No.
1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
No. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to Post-Effective Amendment No. 12 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 23,
1999 (File Nos. 033-59261, 811-05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
06/25/03, incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on or about February 13, 2004 (File Nos. 333-28755, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-
23351, 811-05626).

	d.	Amendment to Participation Agreement by and between AIM Variable Insurance
Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

	e.	Participation Agreement between Golden American Life Insurance Company,
American Funds Insurance Series and Capital Research and Management Company,
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-6 for ReliaStar Life Insurance Company Select * Life Variable
Account filed with the Securities and Exchange Commission on July 17, 2003 (File
Number 333-105319).

	f.	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, ING Life Insurance and Annuity
Company, ING America Equities, Inc., ING Financial Advisers, LLC, Directed
Services LLC, American Funds Distributors and Capital Research and Management
Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to the
Form N-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, File No. 333-153337, as filed on November
14, 2008.

	g.	Fourth Amended and Restated Fund Participation Agreement entered into as of the
28th day of April, 2008, as amended among ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, ING Investors Trust,
Directed Services, LLC, ING Funds Distributor, LLC, American Funds Insurance
Series and Capital Research and Management Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on December 29, 2008 (File Nos.
333-115515, 811-07935).

h.	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company of New York, ING Investors Trust, Directed Services, LLC, ING
Funds Distributor, LLC, American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-
07935).

i.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-
05626).

j.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

k.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC
and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

l.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

m.	Amendment to Participation Agreement by and between ING Variable Products
Trust, Golden American Life Insurance Company, ING Investments, LLC and ING
Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

n.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

o.	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Directed Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

p.	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

q.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC, incorporated herein by reference to
Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

r.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26,
2002 (File Nos. 033-23351, 811-05626).

s.	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-
33914, 811-05626).

t.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

u.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File
No. 333-117260), as filed on October 23, 2007.

v.	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the
Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618,
811-07935).

w.	Participation Agreement between Golden American Life Insurance Company,
INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and
INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

x.	Participation Agreement by and between Liberty Variable Investment Trust,
Columbia Management Advisors, Inc. and ING USA Annuity and Life Insurance
Company, incorporated herein by reference to Post-Effective amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

y.	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 23, 2000 (File
Nos. 333-33914, 811-05626).

z.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

aa.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc., incorporated herein by reference to Post-Effective
Amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

bb.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

cc.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-
33914, 811-05626).

dd.	Participation Agreement by and between Prudential Series Fund, Inc., Golden
American Life Insurance Company Prudential Insurance Company of America and
Prudential Investment Management Services LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-
05626).

ee.	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of
America and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

ff.	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, and Directed Services, LLC, incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-
07935).

gg.	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 (File No. 333-28755), filed on April 7,
2008, 811-05626).

hh.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on April 7, 2009; file No. 33-57244.

	ii.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

	jj.	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York, incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 33-57244.

	kk.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

	ll.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc., incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

	mm.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Donald W. Britton*	5780 Powers Ferry Road	Director
Atlanta, GA 30327-4390
Robert G. Leary*	230 Park Avenue	Director
New York, NY 10169
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Ewout L. Steenbergen*	230 Park Avenue	Chief Financial Officer, Director
	New York, NY 10169	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Patrick D. Lusk	1475 Dunwoody Drive	Vice President and Appointed
	West Chester, PA 19380	Actuary
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief
	West Chester, PA 19380	Compliance Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No.
033-57244), as filed with the Securities and Exchange Commission on April 6, 2010.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March31, 2010 there are 104,201 qualified contract owners and 61,518 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer.
The policies cover ING America Insurance Holdings, Inc. and any company in which ING America
Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of
ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by: ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ, and Alger Separate Account A; and ReliaStar Life Insurance Company of New York through its
Separate Account NY-B.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Ann H. Hughes	1475 Dunwoody Drive, Floor 2B	President and Director
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103

Name	Principal Business Address	Positions and Offices with Underwriter

William L. Lowe	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

William Wilcox	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Joseph M. O’Donnell	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Name	Principal Business Address	Positions and Offices with Underwriter
Bruce Kuennen	1475 Dunwoody Drive	Attorney-in-Fact
West Chester, PA 19380-1478

(c)
	2008 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$267,979,532	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
ING USA Annuity and Life Insurance Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities
Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be
signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 9th day of April, 2010.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:	_________________
Michael S. Smith*
President and Director (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated onApril 9, 201.

Signatures	Titles

President and Director
Michael S. Smith*	(principal executive officer)

Director and Chairman
Thomas J. McInerney*

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen*

Director
Robert G. Leary*

Director
Donald W. Britton*

Director and Senior Vice President
Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13